1933 Act File No. 33-31259
                                   1940 Act File No. 811-5911

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X
                                                               --

   Pre-Effective Amendment No.       .............
                                 --

   Post-Effective Amendment No.   39   ...........       X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

   Amendment No.   39   ..........................       X

                         FEDERATED MUNICIPAL TRUST

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on December 31, 1995 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------





Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X  filed the Notice required by that Rule on December 15, 1995; or
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


                         Copies To:

Matthew G. Maloney, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037




CROSS-REFERENCE SHEET

     This Amendment to the Registration Statement of FEDERATED MUNICIPAL TRUST, which consists of fifteen portfolios: (1) Connecticut Municipal Cash Trust, (a) Institutional Service Shares; (2) Pennsylvania Municipal Cash Trust, (a) Cash Series Shares (b) Institutional Service Shares, and
(c) Institutional Shares (3) Minnesota Municipal Cash Trust, (a) Cash Series Shares and (b) Institutional Shares; (4) New Jersey Municipal Cash Trust, (a) Institutional Shares and (b) Institutional Service Shares; (5) Ohio Municipal Cash Trust, (a) Cash II Shares and (b) Institutional Shares;
(6) Virginia Municipal Cash Trust, (a) Institutional Shares and
(b) Institutional Service Shares; (7) Alabama Municipal Cash Trust; (8) North Carolina Municipal Cash Trust; (9) Maryland Municipal Cash Trust;
(10) California Municipal Cash Trust; (11) New York Municipal Cash Trust,
(a) Cash II Shares and (b) Institutional Service Shares; (12) Florida Municipal Cash Trust, (a) Institutional Shares and (b) Cash II Shares; (13) Massachusetts Municipal Cash Trust, (a) Institutional Service Shares and
(b) BayFunds Shares; (14) Michigan Municipal Cash Trust; and (15) Georgia Municipal Cash, is comprised of the following:


PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-15) Cover Page.

Item 2.   Synopsis.................(1-15) Summary of Fund Expenses.

Item 3.   Condensed Financial
          Information..............(1-15)Financial Highlights; (1-15)
                                   Performance Information.

Item 4.   General Description of
          Registrant...............(1-15) General Information; (1-
                                   15) Investment Information; (1-13a, 14,
                                   15) Investment Objective; (1-13a, 14,
                                   15) Investment Policies; (13b)
                                   Investment Objective and Policies;
                                   (1) Connecticut Municipal Securities;
                                   (2) Pennsylvania Municipal Securities;
                                   (3) Minnesota Municipal Securities;
                                   (4) New Jersey Municipal Securities; (5)
                                   Ohio Municipal Securities; (6) Virginia
                                   Municipal Securities; (7) Alabama
                                   Municipal Securities; (8) North Carolina
                                   Municipal Securities; (9) Maryland
                                   Municipal Securities; (10) California
                                   Municipal Securities; (11) New York
                                   Municipal Securities; (12) Florida
                                   Municipal Securities; (13) Massachusetts
                                   Municipal Securities; (14) Michigan
                                   Municipal Securities; (15) Georgia
                                   Municipal Securities; (1) Connecticut
                                   Investment Risks; (2) Pennsylvania
                                   Investment Risks; (3) Minnesota
                                   Investment Risks; (4) New Jersey
                                   Investment Risks; (5) Ohio Investment
                                   Risks; (6) Virginia Investment Risks;
                                   (7) Alabama Investment Risks; (8) North
                                   Carolina Investment Risks; (9) Maryland
                                   Investment Risks; (10) California
                                   Investment Risks; (11) New York
                                   Investment Risks; (12b) Investment
                                   Risks; (13) Massachusetts Investment
                                   Risks;(14) Michigan Investment Risks;
                                   (15) Georgia Investment Risks;
                                   (1-15) Non-Diversification; (1-13a, 14,
                                   15) Investment Limitations;
                                   (1-15) Regulatory Compliance.

Item 5.   Management of the Fund...(1-12, 13a, 14, 15) Fund Information;
                                   (13b) Management, Distribution and
                                   Administration; (1-, 12, 13a, 14, 15)
                                   Distribution of Cash Series,
                                   Institutional, Institutional Service, or
                                   Cash II Shares; (1- 13(a), 14, 15)
                                   Administration of the Fund;.

Item 6.   Capital Stock and Other
          Securities...............(1-12a, 13a, 14, 15) Dividends; (1-12,
                                   13a, 14, 15) Capital Gains; (13b)
                                   Dividends and Distributions;
                                   (12b)Additional Information You Should
                                   Know; (1-15) Voting Rights; (1-15) Tax
                                   Information; (1-13a, 14, 15) Federal
                                   Income Tax; (1) Connecticut Tax
                                   Considerations; (2) Pennsylvania Tax
                                   Considerations; (3) Minnesota Tax
                                   Considerations; (4) New Jersey Tax
                                   Considerations; (5) Ohio Tax
                                   Considerations; (6) Virginia Tax
                                   Considerations; (7) Alabama Taxes; (8)
                                   North Carolina Taxes; (9) Maryland Tax
                                   Considerations; (10) California State
                                   Income Taxes; (11) New York State Tax
                                   Considerations; (12a) Florida Tax
                                   Considerations; (12b) Florida
                                   Intangibles Tax; (12b) Florida State
                                   Municipal Taxation; (13) Massachusetts
                                   Tax Considerations; (14) Michigan Tax
                                   Considerations; (1-13a, 14, 15)  State
                                   and Local Taxes; (2, 3, 4, 5, 6, 11, 12,
                                   13) Other Classes of Shares.

Item 7.   Purchase of Securities Being
          Offered..................(1-15) Net Asset Value; (1, 2, 3, 4-12a,
                                   13, 14) Shareholder Servicing
                                   Arrangements; (2c, 15) Supplemental
                                   Payments to Financial Institutions; (2a,
                                   3a, 4b, 5a, 11, 12a)  Distribution and
                                   Shareholder Services; (13b)
                                   Distribution; (1, 2bc, 3b, 4, 5b, 6-10,
                                   13, 14, 15)  Shareholder Services; (13b)
                                   How to Buy Shares; (1-13(a) 14, 15) How
                                   to Purchase Shares;  Purchasing Shares
                                   Through a Financial Institution,
                                   Purchasing Shares By Wire, Purchasing
                                   Shares By Check; (1, 2a, 3a, 5a, 7-10,
                                   11a, 12, 14,1 5) Special Purchase
                                   Features; (1, 2a, 3a, 5a, 7-10, 11a,
                                   12a, 14, 15) Systematic Investment
                                   Program; (2bc, 3b, 4, 5b, 6, 11b, 13a)
                                   Subaccounting Services; (1-12a, 13-15)
                                   Certificates and Confirmations.
Item 8.   Redemption or Repurchase.(1-15) How to Redeem Shares; (1, 2a, 3a,
                                   5a, 7-10, 11a, 12a, 14, 15) Redeeming
                                   Shares Through a Financial
                                   Institution;(1-15) Redeeming Shares by
                                   Telephone; Redeeming Shares By Mail;
                                   (3b, 2b, 13a, 4b) Check Writing; 13(a)
                                   Through BayBanks Offices;(1, 2a, 3a, 5a,
                                   7-10, 11a, 12, 14, 15) Special
                                   Redemption Features, Check Writing,
                                   Debit Card, and Systematic Withdrawal
                                   Program; (1-13a,14, 15) Accounts With
                                   Low Balances.

Item 9.   Pending Legal Proceedings     None.


PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1-15) Cover Page.

Item 11.  Table of Contents........(1-15) Table of Contents.

Item 12.  General Information and
          History..................(1-15) General Information About the
                                   Fund; About Federated Investors.

Item 13.  Investment Objectives and
          Policies.................(1-15) Investment Objective and
                                   Policies; (1-15) Investment Limitations.

Item 14.  Management of the Fund...(1-15) Federated Municipal Trust
                                   Management.
Item 15.  Control Persons and Principal
          Holders of Securities....Not applicable.

Item 16.  Investment Advisory and Other
          Services.................(1-15) Investment Advisory Services;
                                   Fund Administration; (3a,4a,5a,11)
                                   Distribution Plan; (3b,7b,10, 14,15)
                                   Shareholder Services Agreement; (12)
                                   Distribution Plan and Shareholder
                                   Services Agreement.

Item 17.  Brokerage Allocation.....(1-15) Brokerage Transactions.

Item 18.  Capital Stock and Other
          Securities...............Not applicable.

Item 19.  Purchase, Redemption and Pricing
          of Securities Being Offered   (1-12a, 13-14) Purchasing Shares;
                                   (1-15) Determining Net Asset Value; (1-
                                   12a, 13-14) Redeeming Shares; (1-15)
                                   Redemption in Kind.

Item 20.  Tax Status...............(1-12a, 13-14) Tax Status; (12b, 15) The
                                   Fund's Tax Btatus.

Item 21.  Underwriters.............Not applicable.

Item 22.  Calculation of Performance
          Data.....................(1-15) Yield; (1-15) Effective Yield;
                                   (1,2,3a,4-15) Tax-Equivalent Yield; (1-
                                   12a, 13-15) Performance Comparisons;
                                   (12b, 15) Performance Information, (12b,
                                   15) Tax-Equivalency Table, (1-15) Total
                                   Return.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SERVICE SHARES
PROSPECTUS

The Institutional Service Shares of Connecticut Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Connecticut municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Connecticut, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and the Connecticut Dividend and Interest Income Tax consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Connecticut Municipal Securities                                             5
  Investment Risks                                                             6
  Non-Diversification                                                          6
  Investment Limitations                                                       6

FUND INFORMATION                                                               7
------------------------------------------------------

  Management of the Fund                                                       7
  Distribution of Institutional Service Shares  8
  Administration of the Fund                                                   8

NET ASSET VALUE                                                                9
------------------------------------------------------

HOW TO PURCHASE SHARES                                                         9
------------------------------------------------------

  Special Purchase Features                                                   10

HOW TO REDEEM SHARES                                                          10
------------------------------------------------------

  Special Redemption Features                                                 11

ACCOUNT AND SHARE INFORMATION                                                 11
------------------------------------------------------

TAX INFORMATION                                                               12
------------------------------------------------------

  Federal Income Tax                                                          12
  State and Local Taxes                                                       12

PERFORMANCE INFORMATION                                                       13
------------------------------------------------------

FINANCIAL STATEMENTS                                                          14
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                                                 25
------------------------------------------------------

ADDRESSES                                                                     26
------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                 INSTITUTIONAL SERVICE SHARES
                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).................................................     None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).................................................     None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)...............................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)....................     None
Exchange Fee..........................................................................     None
                    ANNUAL INSTITUTIONAL SERVICE SHARES OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver) (1).....................................................    0.31%
12b-1 Fee.............................................................................     None
Total Other Expenses..................................................................    0.29%
  Shareholder Services Fee (after waiver) (2)..................................  0.14%
     Total Operating Expenses (3).....................................................    0.60%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.90% absent the voluntary waivers of a portion of the management fee and a portion of the shareholder services fee.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                       EXAMPLE                         1 year  3 years  5 years 10 years
-----------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period........... $    6 $    19  $    33  $    75


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


CONNECTICUT MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 25.

                                                         YEAR ENDED OCTOBER 31,
                                     --------------------------------------------------------------
                                      1995       1994      1993**      1992       1991      1990(A)
                                     ------     ------     ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF
PERIOD                               $ 1.00     $ 1.00     $1.00      $ 1.00     $ 1.00     $ 1.00
----------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------
  Net investment income                0.03       0.02      0.02        0.03       0.04       0.05
----------------------------------
LESS DISTRIBUTIONS
----------------------------------
  Distributions from net
  investment income                   (0.03)     (0.02)    (0.02 )     (0.03)     (0.04)     (0.05 )
----------------------------------   ------     ------     -----      ------     ------     ------
NET ASSET VALUE, END OF PERIOD       $ 1.00     $ 1.00     $1.00      $ 1.00     $ 1.00     $ 1.00
----------------------------------   ------     ------     -----      ------     ------     ------
TOTAL RETURN (B)                       3.31%      2.12%     1.96 %      2.68%      4.04%      5.54 %
----------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------
  Expenses                             0.60%      0.59%     0.57 %      0.56%      0.56%      0.48 %*
----------------------------------
  Net investment income                3.26%      2.11%     1.95 %      2.66%      3.94%      5.32 %*
----------------------------------
  Expense waiver/reimbursement (c)     0.30%      0.18%     0.25 %      0.30%      0.21%      0.28 %*
----------------------------------
SUPPLEMENTAL DATA
----------------------------------
  Net assets, end of period (000
  omitted)                           $184,718   $190,423   $140,446   $140,118   $140,113   $138,738
----------------------------------


 * Computed on an annualized basis.

** Prior to November 6, 1992, the Fund provided two classes of shares.

(a) Reflects operations for the period from November 1, 1989 (date of initial public investment) to October 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The Fund is designed for financial institutions acting in an agency or fiduciary capacity as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in short-term Connecticut municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Connecticut taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 within a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and Connecticut Dividend and Interest Income Tax consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of Connecticut municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and the Connecticut Dividend and Interest Income Tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Connecticut and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and the Connecticut Dividend and Interest Income Tax ("Connecticut Municipal Securities"). Examples of Connecticut Municipal Securities include, but are not limited to:

     - tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

     - bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;


     - municipal commercial paper and other short-term notes;

     - variable rate demand notes;

     - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

     - participation, trust and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     PARTICIPATION INTERESTS. The Fund may purchase interests in Connecticut Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Connecticut Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.

The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Connecticut Municipal Securities is subject to the federal alternative minimum tax.

CONNECTICUT MUNICIPAL SECURITIES

Connecticut Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Connecticut Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Connecticut Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Connecticut Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Connecticut Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Connecticut Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Connecticut Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Connecticut Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Connecticut Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

NON-DIVERSIFICATION

The Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.
INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of total assets to secure such borrowings. This investment limitation cannot be changed without shareholder approval.


FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.
     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989 is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.
DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

SHAREHOLDER SERVICES AGREEMENT. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of the Institutional Service Shares, computed at an annual rate, to provide personal services for shareholders and to provide the maintenance of shareholder accounts (shareholder services). From time to time, and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. With respect to Institutional Service Shares, in addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

                                 AVERAGE AGGREGATE
     MAXIMUM FEE                  DAILY NET ASSETS
---------------------    ----------------------------------
     .15  of 1%              on the first $250 million
     .125 of 1%               on the next $250 million
     .10  of 1%               on the next $250 million
                            on assets in excess of $750
     .075 of 1%                       million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.


NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of Institutional Service Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $25,000 within a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 1:00 p.m. (Eastern time). The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Services Company, c/o of State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Connecticut Municipal Cash Trust, Institutional Service Shares; Fund Number (This number can be found on the account statement or by contacting the Fund.); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK.  Shares may be purchased by sending a check to:
Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Connecticut Municipal Cash Trust--Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.


SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. If shares certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. The check writing service allows shareholders to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $25,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each shareholder has one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio, only shares of that portfolio are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.
The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Connecticut. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

CONNECTICUT TAXES. Under existing Connecticut laws, distributions made by the Fund will not be subject to Connecticut individual income taxes to the extent that such distributions qualify as exempt interest dividends under the Internal Revenue Code, and represent (i) interest on obligations issued by the State of Connecticut, any political subdivision thereof or public instrumentality, state or local authority, district, or similar public entity created under the laws of the State of Connecticut, and (ii) interest on obligations the income of which may not, by federal law, be taxed by a state, such as bonds issued by the government of Puerto Rico. Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such dividends will be subject to Connecticut income taxes.

Distributions from the Fund to a shareholder subject to the Connecticut corporation business tax are not eligible for the dividends received deduction under the Connecticut corporation business tax and therefore are included in the taxable income of a tax payer to the extent such distributions are treated as either exempt-interest dividends or capital gains dividends for federal income tax purposes. All other distributions from the Fund are eligible for the Connecticut corporation business tax dividends received deduction.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return, yield, effective yield, and tax-equivalent yield for shares. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the shares' tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

CONNECTICUT MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
-----------       ------------------------------------------------------   ----------   ------------
SHORT-TERM MUNICIPAL SECURITIES--99.1%
------------------------------------------------------------------------
                  CONNECTICUT--94.5%
                  ------------------------------------------------------
$ 2,310,000       Berlin, CT, 4.00% BANs, 6/27/1996                          NR(3)      $  2,316,552
                  ------------------------------------------------------
  3,750,000       Capitol Region Education Council, CT, 5.35% BANs
                  (First National Bank of Boston, MA LOC), 11/15/1995         P-1          3,750,479
                  ------------------------------------------------------
  4,100,000       Cheshire, CT, 4.25% BANs, 8/9/1996                         NR(2)         4,118,277
                  ------------------------------------------------------
  9,933,170   (a) Clipper Connecticut Tax Exempt Trust, (Series 1994-1)
                  Weekly VRDNs (State Street Bank and Trust Co. LIQ)         VMIG1         9,933,170
                  ------------------------------------------------------
  2,640,000       Connecticut Development Authority Weekly VRDNs (Banta
                  Associates)/(Marine Midland Bank N.A., Buffalo, NY
                  LOC)                                                        P-1          2,640,000
                  ------------------------------------------------------
  4,200,000       Connecticut Development Authority Weekly VRDNs
                  (Capital District Energy Center)/(Canadian Imperial
                  Bank of Commerce, Toronto LOC)                              P-1          4,200,000
                  ------------------------------------------------------
    700,000       Connecticut Development Authority Weekly VRDNs
                  (Capital District Energy Center)/(Canadian Imperial
                  Bank of Commerce, Toronto LOC)                              P-1            700,000
                  ------------------------------------------------------
  4,500,000       Connecticut Development Authority Weekly VRDNs (Jewish
                  Community Center (New Haven, CT))/(Fleet National
                  Bank, Providence, R.I. LOC)                                 P-1          4,500,000
                  ------------------------------------------------------
  1,466,000       Connecticut Development Authority Weekly VRDNs (RSA
                  Corp.)/(Barclays Bank PLC, London LOC)                      P-1          1,466,000
                  ------------------------------------------------------
  1,030,000       Connecticut Development Authority, (Series 1985)
                  Weekly VRDNs (Martin-Brower Company Project)/(ABN AMRO
                  Bank N.V., Amsterdam LOC)                                   P-1          1,030,000
                  ------------------------------------------------------
  5,000,000       Connecticut Development Authority, (Series 1993)
                  Weekly VRDNs (Rand-Whitney Containerboard Limited
                  Partnership)/(Chase Manhattan Bank N.A., New York LOC)      A-1          5,000,000
                  ------------------------------------------------------
 11,000,000       Connecticut Development Authority, (Series A) Weekly
                  VRDNs (Exeter Energy)/(Sanwa Bank Ltd, Osaka LOC)           A-1         11,000,000
                  ------------------------------------------------------



CONNECTICUT MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
                                                                           ----------
                                                                              ----
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  CONNECTICUT--CONTINUED
                  ------------------------------------------------------
$ 1,000,000       Connecticut Development Authority, (Series B) Weekly
                  VRDNs (Exeter Energy)/(Sanwa Bank Ltd, Osaka LOC)           A-1       $  1,000,000
                  ------------------------------------------------------
  7,499,000       Connecticut Development Authority, (Series C) Weekly
                  VRDNs (Exeter Energy)/(Sanwa Bank Ltd, Osaka LOC)           A-1          7,499,000
                  ------------------------------------------------------
  2,000,000       Connecticut Development Authority, PCR (Series 1993A)
                  Weekly VRDNs (Connecticut Light & Power Co.)/
                  (Deutsche Bank, AG LOC)                                     A-1          2,000,000
                  ------------------------------------------------------
  2,000,000       Connecticut Development Authority, PCR (Series 1993A)
                  Weekly VRDNs (Western Mass Electric Co.)/(Union Bank
                  of Switzerland, Zurich LOC)                                 A-1          2,000,000
                  ------------------------------------------------------
  1,500,000       Connecticut Development Authority, PCR Refunding Bonds
                  (Series 1993B) Weekly VRDNs (Connecticut Light & Power
                  Co.)/(Union Bank of Switzerland, Zurich LOC)                A-1          1,500,000
                  ------------------------------------------------------
  6,700,000       Connecticut Municipal Electric Energy Cooperative,
                  Power Supply System Revenue Bonds (1995 Series A),
                  3.70% CP (Fleet National Bank, Providence, R.I. LOC),
                  Mandatory Tender 2/13/1996                                  P-1          6,700,000
                  ------------------------------------------------------
  1,600,000       Connecticut State HEFA Weekly VRDNs (Charlotte
                  Hungerfield Hospital)/(Mitsubishi Bank Ltd, Tokyo LOC)     VMIG1         1,600,000
                  ------------------------------------------------------
  3,800,000       Connecticut State HEFA, (Series A) Weekly VRDNs
                  (Forman School Issue)/(National Westminster Bank, PLC,
                  London LOC)                                                 A-1+         3,800,000
                  ------------------------------------------------------
  3,875,000       Connecticut State HEFA, (Series L), 3.70% CP (Yale
                  University), Mandatory Tender 11/7/1995                     A-1+         3,875,000
                  ------------------------------------------------------
  4,300,000       Connecticut State HEFA, (Series N), 3.50% CP (Yale
                  University), Mandatory Tender 11/13/1995                    A-1+         4,300,000
                  ------------------------------------------------------
  5,000,000       Connecticut State HEFA, 3.60% CP (Windham Community
                  Memorial Hospital)/(Banque Paribas, Paris LOC),
                  Mandatory Tender 11/21/1995                                 A-1          5,000,000
                  ------------------------------------------------------
  8,900,000       Connecticut State HEFA, Revenue Bonds (Series B)
                  Weekly VRDNs (Bridgeport Hospital Issue)/(Fuji Bank,
                  Ltd., Tokyo LOC)                                            A-1          8,900,000
                  ------------------------------------------------------



CONNECTICUT MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
                                                                           ----------
                                                                              ----
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  CONNECTICUT--CONTINUED
                  ------------------------------------------------------
$ 1,000,000       Connecticut State HEFA, Variable Rate Demand Revenue
                  Bonds (Series A) Weekly VRDNs (Pomfret School Issue)/
                  (Credit Local de France LOC)                               VMIG1      $  1,000,000
                  ------------------------------------------------------
  5,250,000       Connecticut State HFA, (Series 1990C), 3.90% CP,
                  Mandatory Tender 1/22/1996                                  A-1+         5,250,000
                  ------------------------------------------------------
  1,500,000       Connecticut State HFA, (Series 1990C), 3.95% CP,
                  Mandatory Tender 11/16/1995                                 A-1+         1,500,000
                  ------------------------------------------------------
  3,200,000       Connecticut State HFA, (Series 1990D), 3.80% CP,
                  Mandatory Tender 12/8/1995                                  A-1+         3,200,000
                  ------------------------------------------------------
  3,245,000       Connecticut State HFA, (Series 1990D), 3.90% CP,
                  Mandatory Tender 1/22/1996                                  A-1+         3,245,000
                  ------------------------------------------------------
  4,100,000       Connecticut State Resource Recovery Authority, 4.00%
                  RANs (Fleet National Bank, Providence, R.I. LOC),
                  6/21/1996                                                   P-1          4,107,538
                  ------------------------------------------------------
  1,910,000       Connecticut State Weekly VRDNs (Merrill Lynch Capital
                  Services, Inc. LIQ)                                        VMIG1         1,910,000
                  ------------------------------------------------------
  2,100,000       Connecticut State, Economic Recovery Notes Weekly
                  VRDNs                                                       A-1+         2,100,000
                  ------------------------------------------------------
 12,000,000       Connecticut State, Special Assessment Unemployment
                  Compensation Advance Fund, Revenue Bonds (Series
                  1993C), 3.90% TOBs (FGIC INS)/(FGIC Securities
                  Purchase, Inc. LIQ), Mandatory Tender 7/1/1996              A-1+        12,000,000
                  ------------------------------------------------------
  4,325,000       Groton City, CT, 4.50% BANs, 11/15/1995                    NR(3)         4,325,754
                  ------------------------------------------------------
  8,000,000       Hartford, CT Redevelopment Authority Weekly VRDNs
                  (Underwood Towers)/(FSA INS)/(Barclays Bank PLC,
                  London LIQ)                                                 A-1+         8,000,000
                  ------------------------------------------------------
  9,475,000       Meriden, CT, (Lot B), 4.25% BANs, 8/14/1996                NR(3)         9,496,990
                  ------------------------------------------------------
  1,480,000       Middlebury, CT, (Lot B), 5.00% BANs, 2/8/1996              NR(1)         1,480,765
                  ------------------------------------------------------
  3,200,000       Milford, CT, 4.56% BANs, 11/15/1995                        NR(2)         3,200,305
                  ------------------------------------------------------
  1,700,000       New Haven, CT Weekly VRDNs (Starter Sportswear)/
                  (National Westminster Bank USA, NY LOC)                     P-1          1,700,000
                  ------------------------------------------------------
  3,415,000       Rocky Hill, CT, 4.25% BANs, 12/15/1995                     NR(3)         3,416,166
                  ------------------------------------------------------



CONNECTICUT MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
                                                                           ----------
                                                                              ----
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  CONNECTICUT--CONTINUED
                  ------------------------------------------------------
$ 7,500,000       Stamford, CT Housing Authority, Multi-Modal
                  Interchangeable Rate Revenue Bonds (Series 1994)
                  Weekly VRDNs (Morgan Street Project)/(Deutsche Bank,
                  AG LOC)                                                    VMIG1      $  7,500,000
                  ------------------------------------------------------
  2,200,000       Waterbury, CT, 4.75% BANs, 4/25/1996                         NR          2,203,615
                  ------------------------------------------------------                ------------
                  Total                                                                  174,464,611
                  ------------------------------------------------------                ------------
                  PUERTO RICO--4.6%
                  ------------------------------------------------------
  3,500,000       Puerto Rico Industrial, Medical & Environmental PCA,
                  (Series 1988), 3.65% CP (Inter American University of
                  Puerto Rico)/(Bank of Tokyo Ltd., Tokyo LOC),
                  Mandatory Tender 12/14/1995                                 A-1          3,500,000
                  ------------------------------------------------------
  5,000,000       Puerto Rico Public Building Authority, (PA-106) Weekly
                  VRDNs (AMBAC INS)/(Merrill Lynch Capital Services,
                  Inc. LIQ)                                                   Aaa          5,000,000
                  ------------------------------------------------------                ------------
                  Total                                                                    8,500,000
                  ------------------------------------------------------                ------------
                  TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                              $182,964,611
                  ------------------------------------------------------                ------------


Securities that are subject to Alternative Minimum Tax represent 25.4% of the portfolio as calculated based upon total portfolio market value.

 * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) Denotes a restricted security which is subject to restrictions or resale under Federal Securities laws. This security has been determined to be liquid under criteria established by the Board of Trustees. At the end of the period, this security amounts to $9,933,170 which represents 5% of net assets.

(b) Also represents cost for federal tax purposes.
Note: The categories of investments are shown as a percentage of net assets
      ($184,718,216) at October 31, 1995.


CONNECTICUT MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

AMBAC  -- American Municipal Bond Assurance Corporation
BANs   -- Bond Anticipation Notes
CP     -- Commercial Paper
FGIC   -- Financial Guaranty Insurance Company
FSA    -- Financial Security Assurance
HEFA   -- Health and Education Facilities Authority
HFA    -- Housing Finance Authority
INS    -- Insured
LIQ    -- Liquidity Agreement
LOC    -- Letter of Credit
PCA    -- Pollution Control Authority
PCR    -- Pollution Control Revenue
PLC    -- Public Limited Company
RANs   -- Revenue Anticipation Notes
TOBs   -- Tender Option Bonds
VRDNs  -- Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)


CONNECTICUT MUNICIPAL CASH TRUST

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                       $182,964,611
-------------------------------------------------------------------------------
Cash                                                                                    705,547
-------------------------------------------------------------------------------
Income receivable                                                                     1,432,431
-------------------------------------------------------------------------------    ------------
     Total assets                                                                   185,102,589
-------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------
Payable for shares redeemed                                            $ 64,801
--------------------------------------------------------------------
Income distribution payable                                             275,299
--------------------------------------------------------------------
Accrued expenses                                                         44,273
--------------------------------------------------------------------   --------
     Total liabilities                                                                  384,373
-------------------------------------------------------------------------------    ------------
NET ASSETS for 184,718,216 shares outstanding                                      $184,718,216
-------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$184,718,216 / 184,718,216 shares outstanding                                      $       1.00
-------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


CONNECTICUT MUNICIPAL CASH TRUST

STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------
Interest                                                                               $8,198,696
----------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------
Investment advisory fee                                                 $1,064,090
-------------------------------------------------------------------
Administrative personnel and services fee                                  161,103
-------------------------------------------------------------------
Custodian fees                                                              41,840
-------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                    24,663
-------------------------------------------------------------------
Directors'/Trustees' fees                                                    2,749
-------------------------------------------------------------------
Auditing fees                                                               13,322
-------------------------------------------------------------------
Legal fees                                                                   1,627
-------------------------------------------------------------------
Portfolio accounting fees                                                   42,127
-------------------------------------------------------------------
Shareholder services fee                                                   532,055
-------------------------------------------------------------------
Share registration costs                                                     6,442
-------------------------------------------------------------------
Printing and postage                                                        11,181
-------------------------------------------------------------------
Insurance premiums                                                           5,343
-------------------------------------------------------------------
Taxes                                                                        2,619
-------------------------------------------------------------------
Miscellaneous                                                                1,373
-------------------------------------------------------------------     ----------
     Total expenses                                                      1,910,534
-------------------------------------------------------------------
Waivers--
-------------------------------------------------------------------
  Waiver of investment advisory fee                       $(400,553)
-------------------------------------------------------
  Waiver of shareholder services fee                       (242,434)
-------------------------------------------------------   ---------
     Total waivers                                                        (642,987)
-------------------------------------------------------------------     ----------
          Net expenses                                                                  1,267,547
----------------------------------------------------------------------------------     ----------
               Net investment income                                                   $6,931,149
----------------------------------------------------------------------------------     ----------


(See Notes which are an integral part of the Financial Statements)


CONNECTICUT MUNICIPAL CASH TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    YEAR ENDED OCTOBER 31,
                                                                -------------------------------
                                                                    1995              1994
                                                                -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------
Net investment income                                           $   6,931,149     $   4,066,496
-------------------------------------------------------------   -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------
Distributions from net investment income                           (6,931,149)       (4,066,496)
-----------------------------------------------------------------------------     -------------
SHARE TRANSACTIONS--
-------------------------------------------------------------
Proceeds from sale of shares                                      522,140,169       486,727,225
-------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
  of distributions declared                                         1,971,315         1,166,410
-------------------------------------------------------------
Cost of shares redeemed                                          (529,816,470)     (437,916,644)
-------------------------------------------------------------   -------------     -------------
     Change in net assets resulting from share transactions        (5,704,986)       49,976,991
-------------------------------------------------------------   -------------     -------------
          Change in net assets                                     (5,704,986)       49,976,991
-------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------
Beginning of period                                               190,423,202       140,446,211
-------------------------------------------------------------   -------------     -------------
End of period                                                   $ 184,718,216     $ 190,423,202
-------------------------------------------------------------   -------------     -------------


(See Notes which are an integral part of the Financial Statements)


CONNECTICUT MUNICIPAL CASH TRUST

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------
(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of fifteen non-diversified portfolios. The financial statements included herein are only those of Connecticut Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers in state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1995, 64% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit for any one institution or agency do not exceed 11% of total investments

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand
CONNECTICUT MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

     Additional information on each restricted security held at October 31, 1995 is as follows:

                                                                   ACQUISITION      ACQUISITION
                              SECURITY                                DATE             COST
    ------------------------------------------------------------  -------------    -------------
    Clipper Connecticut Tax Exempt Trust (Series 1994-1)           May 6, 1994      $9,933,170
    Weekly VRDN's (State Street Bank and Trust Co. LIQ)


     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1995, capital paid-in aggregated $184,718,216. Transactions in shares were as follows:

                                                                     YEAR ENDED OCTOBER 31,
                                                                  -----------------------------
                 INSTITUTIONAL SERVICE SHARES                         1995             1994
---------------------------------------------------------------   ------------     ------------
Shares sold                                                        522,140,169      486,727,225
---------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                           1,971,315        1,166,410
---------------------------------------------------------------
Shares redeemed                                                   (529,816,470)    (437,916,644)
---------------------------------------------------------------   ------------     ------------
  Net change resulting from share transactions                      (5,704,986)      49,976,991
---------------------------------------------------------------   ------------     ------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.


CONNECTICUT MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company,("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS--During the period ended October 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/or common Officers. These transactions were made at current market value pursuant to rule 17a-7 under the Act amounting to $259,440,000 and $290,790,000 respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of

FEDERATED MUNICIPAL TRUST
(Connecticut Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of Connecticut Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1995, the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights (see page 2 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Connecticut Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 15, 1995


ADDRESSES
--------------------------------------------------------------------------------

Connecticut Municipal Cash Trust
                Institutional Service Shares                        Federated Investors Tower
                                                                    Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                          Federated Investors Tower
                                                                    Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                                Federated Investors Tower
                                                                    Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                               P.O. Box 8600
                Trust Company                                       Boston, MA 02266-8600
-------------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Services Company                          P.O. Box 8600
                                                                    Boston, MA 02266-8600
-------------------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                                 2100 One PPG Place
                                                                    Pittsburgh, PA 15222
-------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      CONNECTICUT MUNICIPAL
                                      CASH TRUST
                                      INSTITUTIONAL SERVICE SHARES
                                      PROSPECTUS

                                      A Non-Diversified Portfolio of Federated
                                      Municipal Trust, an Open-End Management
                                      Investment Company

                                      Prospectus dated December 31, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779

      CUSIP 314229105
      9101004 A-SS (12/95)

                       CONNECTICUT MUNICIPAL CASH TRUST
                  (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                         INSTITUTIONAL SERVICE SHARES
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of Connecticut Municipal Cash Trust (the "Fund"), a portfolio of Federated Municipal Trust ( the "Trust") dated December 31, 1995. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-235-4669.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779

                        Statement dated December 31, 1995
Federated Securities Corp.
Distributor
A subsidiary of Federated Investors



INVESTMENT POLICIES                   1
Acceptable Investments                1
Participation Interests               1
Municipal Leases                      1
Ratings                               1
When-Issued And Delayed Delivery
Transactions                          1
Repurchase Agreements                 2
Credit Enhancement                    2
CONNECTICUT INVESTMENT RISKS          2
INVESTMENT LIMITATIONS                3
FEDERATED MUNICIPAL TRUST MANAGEMENT  5
The Funds                             9
Share Ownership                       9
Trustees Compensation
                                      1
0
Trustee Liability
                                      1
0
INVESTMENT ADVISORY SERVICES
                                      1
1
Investment Adviser
                                      1
1



Advisory Fees
                                      1
1
BROKERAGE TRANSACTIONS
                                      1
1
OTHER SERVICES
                                      1
2
Fund Administration
                                      1
2
Custodian and Portfolio Recordkeeper
                                      1
2
Transfer Agent
                                      1
2
Independent Public Accountants
                                      1
2
SHAREHOLDER SERVICES AGREEMENT
                                      1
2
DETERMINING NET ASSET VALUE
                                      1
2



REDEMPTION IN KIND
                                      1
3
MASSACHUSETTS PARTNERSHIP LAW
                                      1
3
THE FUND'S TAX STATUS
                                      1
3
PERFORMANCE INFORMATION
                                      1
3
Yield
                                      1
3
Effective Yield
                                      1
3
Tax-Equivalent Yield
                                      1
4
Tax-Equivalency Table
                                      1
4
Total Return
                                      1
4



Performance Comparisons
                                      1
5
ABOUT FEDERATED INVESTORS
                                      1
5
Mutual Fund Market
                                      1
5
Institutional Clients
                                      1
5
Trust Organizations
                                      1
6
Broker/Dealers and Bank Broker/Dealer
Subsidiaries
                                      1
6
APPENDIX
                                      1
7



INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security, the issuer of any demand feature applicable to the security, or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing participation interests having a seven day demand feature, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities. MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or FIN-1+, FIN-1, or FIN-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The



Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, brokers/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
CONNECTICUT INVESTMENT RISKS

The Fund invests in obligations of Connecticut issuers which results in the Fund's performance being subject to risks associated with the overall conditions present within Connecticut (the "State"). The following information is a brief summary of the recent prevailing economic conditions and a general summary of the State's financial status. This information is based on official statements relating to securities that have been offered by Connecticut issuers and from other sources believed to be reliable but should not be relied upon as a complete description of all relevant information.
The State has maintained relative fiscal balance for the last few fiscal years after several years of deficits in the late 1980's when the State and national economy entered a recession. The State enacted an individual income tax while decreasing the sales tax in 1991 in an attempt to provide better stability to
the State's revenue sources. The State also benefits from a level   of per
capital income that is among the highest in the country and a highly educated and skilled work force.
The Connecticut economy is largely composed of manufacturing (concentrated in defense and aircraft) and service industries (such as insurance and finance) that were robust and growing for much of the past two decades. Beginning in the late 1980's, the national economy slowed down and entered a recession that has affected several areas of the State's economy. Specifically, the cutbacks in the defense and insurance industries and general corporate restructuring have resulted in the loss of over 9% of the labor force. More recently, the Connecticut economy has experienced a slight recovery, however at a slower pace than the nation and there are signs that this recovery may be slowing. Additionally, public policy in taxes as well as expenditure control will affect the state going forward.
The overall financial condition of the State can also be illustrated by changes of its debt ratings. During the period in which the State has experienced financial difficulties in the late 1980's, its general obligation long-term debt ratings as determined by Moody's and S&P decreased from Aa1 and AA+, respectively, to Aa and AA-.
The Fund's concentration in securities issued by the State and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the State or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the State; and the underlying fiscal condition of the State and its municipalities.



INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for the clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.
The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings.
In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge.
DIVERSIFICATION OF INVESTMENTS
At the close of each quarter of each fiscal year, no more than 25% of the Fund's total assets will be invested in the securities of a single issuer, but, with regard to at least 50% of the Fund's total assets, no more than 5% of the Fund's total assets are to be invested in securities of a single issuer.



Under this limitation, each governmental subdivision, including states, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the government body creating it and the security is backed only by its own assets and revenues.
Industrial development bonds backed only by the assets and revenues of a non-governmental user are considered to be issued solely by that user. If in the case of an industrial development bond or government-issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.
LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may acquire publicly or nonpublicly issued Connecticut municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, and limitations.
INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.



INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933.
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities, if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry, or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.



INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers (including companies responsible for paying principal and interest on industrial development bonds) which have records of less than three years of continuous operations, including the operation of any predecessor.
INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its ability to participate in volume transactions will be to the benefit of the Fund.



FEDERATED MUNICIPAL TRUST MANAGEMENT

OFFICERS AND TRUSTEES ARE LISTED WITH THEIR ADDRESSES, BIRTHDATES, PRESENT POSITIONS WITH FEDERATED MUNICIPAL TRUST, AND PRINCIPAL OCCUPATIONS.


John F. Donahue@*
Federated Investors Tower



Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee



President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.





James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.



Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Glen R. Johnson *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee



Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.




Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.



John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee



Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.





J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated



Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


 Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Vice President, Federated Administrative Services; Treasurer of some of the Funds.






John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
THE FUNDS
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated



ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 3-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Trustees own less than 1% of the Trust`s outstanding shares.



As of December 4, 1995, the following shareholders of record owned 5% or more of the outstanding shares of the Connecticut Municipal Cash Trust: State Street Bank and Trust Company, North Quincy, MA, owned approximately 11,130,506 shares (5.23%); Anderson & Co., Philadelphia, PA, owned approximately 39,624,841 shares (18.63%); and Fleet Securities Corp., Rochester, NY, owned approximately 49,196,329 shares (23.14%).


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
CORPORATION      CORPORATION*#      FROM FUND COMPLEX +


John F. Donahue, $0        $0 for the Fund and
Chairman and Director         68 other investment companies in the Fund
Complex
Thomas G. Bigley,$2,458    $20,688 for the Fund and
Director                   49 other investment companies in the Fund Complex
John T. Conroy,  $3,520    $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
William J. Copeland,       $3,520  $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
James E. Dowd,   $3,520    $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.,   $3,266  $106,460 for the Fund and



Director                   64 other investment companies in the Fund Complex
Edward L. Flaherty, Jr.,   $3,520  $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
Peter E. Madden, $2,757    $90,563 for the Fund and
Director                   64 other investment companies in the Fund Complex
Gregor F. Meyer, $3,166    $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex
John E. Murray, Jr.,       $1,762  $0 for the Fund and
Director                   64 other investment companies in the Fund Complex
Wesley W. Posvar,$3,166    $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex
Marjorie P. Smuts,         $3,166  $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex


*Information is furnished for the fiscal year ended October 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of 15 portfolios.
+The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.





INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust. ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus.
For the fiscal years ended October 31, 1995, 1994, and 1993, the adviser earned $1,064,090, $961,837, and $666,093, respectively, of which $400,553,
$337,400, and $388,530, respectively, was voluntarily waived.
  STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future. shareholders.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended October 31, 1995 , 1994, and 1993, the Fund paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Fund's Administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators".) For the fiscal years ended October 31, 1995, 1994 and 1993, the Administrators earned



$161,103, $198,789, and $268,954, respectively. Dr. Henry J. Gailliot, an officer of Federated Management, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. TRANSFER AGENT
As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, and number of accounts and transactions made by shareholders. INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balance;



answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by:
(1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal period ending October 31,1995, the Fund paid Shareholder Services fees in the amount of $532,055, of which $242,434 was waived.
DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value. REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.



YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
The Fund's yield for the seven-day period ended October 31, 1995, was 3.30%. EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
The Fund's effective yield for the seven-day period ended October 31, 1995, was 3.36%.
TAX-EQUIVALENT YIELD
The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% tax rate (the maximum effective federal rate for individuals) and assuming that income is 100% exempt.
The Fund's tax-equivalent yield for the seven-day period ended October 31, 1995, was 6.01%.
TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.


                         TAXABLE YIELD EQUIVALENT FOR 1995
                             STATE OF CONNECTICUT

    TAX BRACKET:
    FEDERAL   15.00%   28.00%    31.00%     36.00%      39.60%

    COMBINED
    FEDERAL
    AND STATE 19.50%   32.50%    35.50%     40.50%      44.10%

    JOINT       $1-  $39,001-   $94,251-   $143,601-     OVER
    RETURN:   39,000  94,250    143,600     256,500    $256,500

    SINGLE      $1-  $23,351-   $56,551-   $117,951-     OVER
    RETURN:   23,350  56,550    117,950     256,500    $256,500


    TAX-EXEMPT
    YIELD                TAXABLE YIELD EQUIVALENT

     1.50%     1.86%    2.22%     2.33%      2.52%       2.68%
     2.00      2.48     2.96      3.10       3.36        3.58
     2.50      3.11     3.70      3.88       4.20        4.47
     3.00      3.73     4.44      4.65       5.04        5.37



     3.50      4.35     5.19      5.43       5.88        6.26
     4.00      4.97     5.93      6.20       6.72        7.16
     4.50      5.59     6.67      6.98       7.56        8.05
     5.00      6.21     7.41      7.75       8.40        8.94
     5.50      6.83     8.15      8.53       9.24        9.84
     6.00      7.45     8.89      9.30      10.08       10.73

    NOTE: THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE TAXABLE YIELD EQUIVALENT. FURTHERMORE, ADDITIONAL STATE AND LOCAL TAXES PAID ON COMPARABLE TAXABLE INVESTMENTS WERE NOT USED TO INCREASE FEDERAL DEDUCTIONS.
    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
    * Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
The Fund's average annual total returns for the one-year period ended October 31, 1995 and for the period from November 1, 1989 (date of initial public investment) through ended October 31, 1995 were 3.31% and 3.27%, respectively.



PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   O LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.



In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated Investors managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors's international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Investors funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated Investors mutual funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms-- supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.



*Source:  Investment Company Institute



APPENDIX


STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.



SP-1      Very strong or strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2      Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.) COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1       This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2       Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA  Debt rated "AAA" has the highest rating assigned by S&P.  Capacity to pay
interest and   repay principal is extremely strong.
AA   Debt rate "AA" has a very strong capacity to pay interest and repay
principal and differs    from the highest    rated issues only in small
degree.
A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODY'S INVESTORS SERVICE, INC.
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG1      This designation denotes best quality.  There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2      This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.


VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
COMMERCIAL PAPER (CP) RATINGS
P-1            Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.



     PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity
P-2            Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA            Bonds which are rated AAA are judged to be of the best quality.
     They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes is can be visualized are most unlikely to impair the fundamentally strong position
     of   such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or
     fluctuation of protective elements      may be of greater amplitude or



     there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.
NR(1)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AAA" by S&P or "AAA" by Moody's.
NR(2)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "AA" by Moody's.
NR(3)     The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.



314229105
9101004 B-SS (12/95)



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
CASH SERIES SHARES
PROSPECTUS

The Cash Series Shares of Pennsylvania Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Pennsylvania municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Pennsylvania, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--CASH SERIES SHARES                                       2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Pennsylvania Municipal Securities                                            6
  Investment Risks                                                             6
  Non-Diversification                                                          6
  Investment Limitations                                                       7

FUND INFORMATION                                                               7
------------------------------------------------------

  Management of the Fund                                                       7
  Distribution of Cash Series Shares                                           8
  Administration of the Fund                                                   9

NET ASSET VALUE                                                                9
------------------------------------------------------

HOW TO PURCHASE SHARES                                                        10
------------------------------------------------------

  Special Purchase Features                                                   10

HOW TO REDEEM SHARES                                                          11
------------------------------------------------------

  Special Redemption Features                                                 12

ACCOUNT AND SHARE INFORMATION                                                 12
------------------------------------------------------

TAX INFORMATION                                                               13
------------------------------------------------------

  Federal Income Tax                                                          13
  State and Local Taxes                                                       14
OTHER CLASSES OF SHARES                                                       14
------------------------------------------------------

PERFORMANCE INFORMATION                                                       14
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SHARES                                                        16
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SERVICE SHARES                                                17
------------------------------------------------------

FINANCIAL STATEMENTS                                                          18
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                                                 35
------------------------------------------------------

ADDRESSES                                                                     36
------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                      CASH SERIES SHARES
                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).................................................     None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).................................................     None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)...............................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)....................     None
Exchange Fee..........................................................................     None
                                   ANNUAL OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver) (1).....................................................    0.28%
12b-1 Fee (after waiver) (2)..........................................................    0.35%
Total Other Expenses..................................................................    0.42%
  Shareholder Services Fee.....................................................  0.25%
     Total Operating Expenses (3).....................................................    1.05%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The maximum 12b-1 fee is 0.40%.

(3) The total operating expenses in the table above are based on expenses expected during the fiscal year ending October 31, 1996. The total operating expenses were 1.05% for the fiscal year ended October 31, 1995 and would have been 1.33% absent the voluntary waivers of portions of the management fee and the 12b-1 fee.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Cash Series Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                       EXAMPLE                         1 year  3 years  5 years 10 years
-----------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period........... $    11 $    33 $    58  $   128


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


PENNSYLVANIA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--CASH SERIES SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 35.

                                                             YEAR ENDED OCTOBER 31,
                                               ---------------------------------------------------
                                                1995       1994       1993       1992      1991(A)
                                               ------     ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
--------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------
  Net investment income                          0.03       0.02       0.02       0.03       0.03
--------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------
  Distributions from net
  investment income                             (0.03)     (0.02)     (0.02)     (0.03)     (0.03)
--------------------------------------------   ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD                 $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
--------------------------------------------   ------     ------     ------     ------     ------
TOTAL RETURN (B)                                 3.02%      1.84%      1.83%      2.67%      3.55%
--------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------
  Expenses                                       1.05%      1.04%      0.97%      0.96%      0.78%*
--------------------------------------------
  Net investment income                          2.98%      1.73%      1.88%      2.64%      3.92%*
--------------------------------------------
  Expense waiver/reimbursement (c)               0.28%      0.18%      0.12%      0.12%      0.28%*
--------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------
  Net assets, end of period (000 omitted)      $28,255    $18,352    $18,561    $24,694    $19,846
--------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from January 25, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to the Fund, as of the date of this prospectus, the Trustees have established three classes of shares known as Cash Series Shares, Institutional Shares and Institutional Service Shares. This prospectus relates only to Cash Series Shares of the Fund, which are designed primarily for the retail customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in short-term Pennsylvania municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Pennsylvania taxpayers because it invests in municipal securities of that state. A minimum initial investment of $10,000 within a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of Pennsylvania municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and Pennsylvania dividend and interest income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Pennsylvania and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and Pennsylvania state income tax imposed upon non-corporate taxpayers ("Pennsylvania Municipal Securities"). Examples of Pennsylvania Municipal Securities include, but are not limited to:

     - tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

     - bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

     - municipal commercial paper and other short-term notes;

     - variable rate demand notes;

     - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

     - participation, trust and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     PARTICIPATION INTERESTS. The Fund may purchase interests in Pennsylvania Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Pennsylvania Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.

The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.


DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price), all having the same quality characteristics as described above.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Pennsylvania Municipal Securities is subject to the federal alternative minimum tax.


PENNSYLVANIA MUNICIPAL SECURITIES
Pennsylvania Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Pennsylvania Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Pennsylvania Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Pennsylvania Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Pennsylvania Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Pennsylvania Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Pennsylvania Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Pennsylvania Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Pennsylvania Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

NON-DIVERSIFICATION

The Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

The Fund will invest in securities for income earnings rather than trading for profit. The Fund will not vary its investments, except subject to certain conditions.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated


     Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF CASH SERIES SHARES

Federated Securities Corp. is the principal distributor for Cash Series Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of .50 of 1% of the average daily net assets of Cash Series Shares to finance any activity which is principally intended to result in the sale of Cash Series Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Distribution Plan is a compensation-type Plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Cash Series Shares under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of


1% of the average daily net asset value of Cash Series Shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholders Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Cash Series Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

                                 AVERAGE AGGREGATE
     MAXIMUM FEE                  DAILY NET ASSETS
---------------------    ----------------------------------
     .15  of 1%              on the first $250 million
     .125 of 1%               on the next $250 million
     .10  of 1%               on the next $250 million
                            on assets in excess of $750
     .075 of 1%                       million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of Cash Series Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.


The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next is determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $10,000 or more within a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 1:00 p.m. (Eastern time). The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Pennsylvania Municipal Cash Trust, Cash Series Shares; Fund Number (this number can be found on the account statement or by contacting the Fund.); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to:
Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Pennsylvania Municipal Cash Trust--Cash Series Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the checkwriting program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $10,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.


ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each shareholder has one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio, only shares of that portfolio are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

As of December 4, 1995, BHC Securities Inc., Philadelphia, PA, owned 35.87% of the voting securities of the Fund's Cash Series Shares and BB Securities Co., Blue Ball, PA, owned 33.30% of the voting securities of the Fund's Institutional Shares, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.


Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Houston & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PENNSYLVANIA TAXES. The Fund received a ruling from the Commonwealth of Pennsylvania Department of Revenue that interest or gain derived by the Fund from obligations free from state taxation in Pennsylvania is not taxable on pass-through to Fund shareholders for purposes of Pennsylvania personal income taxes. This was based on the existence of the Pennsylvania Investment Restrictions (see "Investment Limitations"). However, legislation enacted in December 1993, eliminates the necessity of the Pennsylvania Investment Restrictions. This legislation also generally repeals the Pennsylvania personal income tax exemption for gains from the sale of tax-exempt obligations, including the exemption for distributions from the Fund to the extent that they are derived from gains from tax-exempt obligations.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to financial institutions acting in a fiduciary or agency capacity and are subject to a minimum initial investment of $25,000 over a 90-day period. Institutional Service Shares are sold at net asset value primarily to financial institutions acting in an agency capacity and are subject to a minimum initial investment of $25,000 over a 90-day period.

All classes are subject to certain of the same expenses.

Institutional Shares are distributed with no 12b-1 fees but are subject to shareholder services fees.

Institutional Service Shares are distributed with no 12b-1 fees but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-235-4669.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return, yield, effective yield, and tax-equivalent yield for shares. The performance figures will be calculated separately for each class of shares.


Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


PENNSYLVANIA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 35.

                                                                                 YEAR ENDED
                                                                                 OCTOBER 31,
                                                                                   1995(A)
                                                                                -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                $1.00
------------------------------------------------------------------------------
  Net investment income                                                              0.01
------------------------------------------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------------------------------------------
  Distributions from net investment income                                          (0.01)
------------------------------------------------------------------------------  ---------
NET ASSET VALUE, END OF PERIOD                                                      $1.00
------------------------------------------------------------------------------  ---------
TOTAL RETURN (B)                                                                     1.03%
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------
  Expenses                                                                           0.45%*
------------------------------------------------------------------------------
  Net investment income                                                              3.81%*
------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                   0.46%*
------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                          $2,529
------------------------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from August 23, 1995 (date of initial public investment) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


PENNSYLVANIA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 35.

                                                          YEAR ENDED OCTOBER 31,
                                      --------------------------------------------------------------
                                       1995       1994       1993       1992       1991      1990(A)
                                      ------     ------     ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF
PERIOD                                $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
-----------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------
  Net investment income                 0.03       0.02       0.02       0.03       0.05       0.05
-----------------------------------
LESS DISTRIBUTIONS
-----------------------------------
  Distributions from net investment
  income                               (0.03)     (0.02)     (0.02)     (0.03)     (0.05)     (0.05 )
-----------------------------------   ------     ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD        $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
-----------------------------------   ------     ------     ------     ------     ------     ------
TOTAL RETURN (B)                        3.44%      2.25%      2.24%      3.08%      4.64%      5.78 %
-----------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------
  Expenses                              0.65%      0.64%      0.57%      0.56%      0.55%      0.50 %*
-----------------------------------
  Net investment income                 3.38%      2.19%      2.21%      3.04%      4.53%      5.56 %*
-----------------------------------
  Expense waiver/reimbursement (c)      0.27%      0.02%      0.12%      0.12%      0.11%      0.18 %*
-----------------------------------
SUPPLEMENTAL DATA
-----------------------------------
  Net assets, end of period (000
  omitted)                            $276,407   $229,160   $318,518   $308,200   $317,165   $275,882
-----------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from November 21, 1989 (date of initial public investment) to October 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


PENNSYLVANIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
-----------       ------------------------------------------------------   ----------   ------------
SHORT-TERM MUNICIPAL SECURITIES--99.4%
------------------------------------------------------------------------
                  PENNSYLVANIA--99.2%
                  ------------------------------------------------------
$ 2,350,000       Allegheny County, PA HDA, (Series 1988A) Weekly VRDNs
                  (Allegheny Hospital)/(PNC Bank, N.A. LOC)                  VMIG1      $  2,350,000
                  ------------------------------------------------------
  1,000,000       Allegheny County, PA IDA, (Series 1991) Weekly VRDNs
                  (Mine Safety Appliances Co.)/(Sanwa Bank Ltd, Osaka
                  LOC)                                                        P-1          1,000,000
                  ------------------------------------------------------
  1,500,000       Allegheny County, PA, IDA, (Series 1991B) Weekly VRDNs
                  (Shandon, Inc.)/(PNC Bank, N.A. LOC)                        P-1          1,500,000
                  ------------------------------------------------------
  6,500,000       Allegheny County, PA IDA, 4.75% CP (Duquesne Light
                  Power Co.)/(Barclays Bank PLC, London LOC), Mandatory
                  Tender 12/7/1995                                            A-1+         6,500,000
                  ------------------------------------------------------
  4,975,000       Allegheny County, PA IDA, Adjustable Rate Commercial
                  Development Revenue Bonds (Series 1992) Weekly VRDNs
                  (Eleven Parkway Center Associates)/(Integra Bank,
                  Pittsburgh LOC)                                             A-1          4,975,000
                  ------------------------------------------------------
  5,000,000       Allegheny County, PA IDA, PCR (Series 1992A), 3.75%
                  TOBs (Duquesne Light Power Co.)/(Canadian Imperial
                  Bank of Commerce, Toronto LOC), Optional Tender
                  11/30/1995                                                  P-1          5,000,000
                  ------------------------------------------------------
  3,000,000       Beaver County, PA IDA, PCR Refunding Bonds (1992
                  Series-E), 3.85% CP (Toledo Edison Co.)/(Toronto-
                  Dominion Bank LOC), Mandatory Tender 3/6/1996                A1          3,000,000
                  ------------------------------------------------------
  1,260,000       Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid
                  Meats)/(Meridian Bank, Reading, PA LOC)                    VMIG1         1,260,000
                  ------------------------------------------------------
  1,580,000       Berks County, PA IDA Weekly VRDNs (Beacon Container)/
                  (Corestates Bank N.A., Philadelphia, PA LOC)                P-1          1,580,000
                  ------------------------------------------------------
  2,000,000       Berks County, PA IDA, (Series 1988) Weekly VRDNs
                  (Arrow Electronics, Inc.)/(Corestates Bank N.A.,
                  Philadelphia, PA LOC)                                       P-1          2,000,000
                  ------------------------------------------------------



PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
                                                                           ----------
                                                                              ----
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  PENNSYLVANIA--CONTINUED
                  ------------------------------------------------------
$ 2,000,000       Berks County, PA IDA, Variable Rate Demand/Fixed Rate
                  Mfg Facilities Revenue Bonds (Series 1995) Weekly
                  VRDNs (Grafika Commercial Printing, Inc.)/(Meridian
                  Bank, Reading, PA LOC)                                      P-1       $  2,000,000
                  ------------------------------------------------------
  2,000,000       Berks County, PA, (Series 1995), 5.20% TRANs,
                  12/31/1995                                                 NR(3)         2,000,000
                  ------------------------------------------------------
  2,445,000       Bucks County, PA IDA Weekly VRDNs (Double H Plastics,
                  Inc.)/(Meridian Bank, Reading, PA LOC)                     VMIG1         2,445,000
                  ------------------------------------------------------
  2,960,000       Bucks County, PA IDA Weekly VRDNs (Pennsylvania
                  Associates)/(Meridian Bank, Reading, PA LOC)                P-1          2,960,000
                  ------------------------------------------------------
  5,090,000       Bucks County, PA IDA, (Series 1991) Weekly VRDNs
                  (Cabot Medical Corp.)/(Meridian Bank, Reading, PA LOC)     VMIG1         5,090,000
                  ------------------------------------------------------
  4,000,000       Butler County, PA IDA Weekly VRDNs (Mine Safety
                  Appliances Co.)/(Sanwa Bank Ltd, Osaka LOC)                 P-1          4,000,000
                  ------------------------------------------------------
  1,000,000       Butler County, PA IDA, (Series 1992B) Weekly VRDNs
                  (Mine Safety Appliances Co.)/(Sanwa Bank Ltd, Osaka
                  LOC)                                                        P-1          1,000,000
                  ------------------------------------------------------
  2,435,000       Butler County, PA IDA, Variable Rate IDRB (Series
                  1994) Weekly VRDNs (Lue-Rich Holding Company, Inc.
                  Project)/(ABN AMRO Bank N.V., Amsterdam LOC)                A-1+         2,435,000
                  ------------------------------------------------------
    700,000       Cambria County, PA IDA Weekly VRDNs (Cambria
                  Cogeneration)/(Fuji Bank, Ltd., Tokyo LOC)                  A-1            700,000
                  ------------------------------------------------------
  1,900,000       Carbon County, PA IDA Weekly VRDNs (Summit Management
                  & Utilities, Inc.)/(PNC Bank, N.A. LOC)                     A-1          1,900,000
                  ------------------------------------------------------
  5,000,000       Carbon County, PA IDA, 3.90% CP (Panther Creek)/
                  (National Westminster Bank, PLC, London LOC),
                  Mandatory Tender 1/18/1996                                  A-1+         5,000,000
                  ------------------------------------------------------
  2,620,000       Carbon County, PA IDA, Resource Recovery Bonds, 3.80%
                  CP (Panther Creek)/(National Westminster Bank, PLC,
                  London LOC), Mandatory Tender 11/17/1995                    A-1+         2,620,000
                  ------------------------------------------------------
  6,825,000       Carbon County, PA IDA, Resource Recovery Bonds, 3.85%
                  CP (Panther Creek)/(National Westminster Bank, PLC,
                  London LOC), Mandatory Tender 1/25/1996                     A-1+         6,825,000
                  ------------------------------------------------------



PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
                                                                           ----------
                                                                              ----
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  PENNSYLVANIA--CONTINUED
                  ------------------------------------------------------
$ 1,545,000       Carbon County, PA IDA, Resource Recovery Bonds, 3.90%
                  CP (Panther Creek)/(National Westminster Bank, PLC,
                  London LOC), Mandatory Tender 1/16/1996                     A-1+      $  1,545,000
                  ------------------------------------------------------
  5,000,000       Carbon County, PA IDA, Solid Waste Disposal Revenue
                  Notes (Series 1995A), 4.00% RANs (Horsehead Resource
                  Development, Inc.)/(Chemical Bank, New York LOC),
                  12/1/1995                                                   P-1          5,000,000
                  ------------------------------------------------------
  7,300,000       Clearfield County, PA IDA Weekly VRDNs (Penn Traffic
                  Co.)/(ABN AMRO Bank N.V., Amsterdam LOC)                    P-1          7,300,000
                  ------------------------------------------------------
  3,305,000       Clinton County, PA Municipal Authority, (Series A)
                  Weekly VRDNs (Lock Haven Hospital)/(Mellon Bank NA,
                  Pittsburgh LOC)                                             P-1          3,305,000
                  ------------------------------------------------------
  3,000,000       Clinton County, PA, IDA Weekly VRDNs (Armstrong World
                  Industries, Inc.)/(Mellon Bank NA, Pittsburgh LOC)          P-1          3,000,000
                  ------------------------------------------------------
 17,000,000       Commonwealth of Pennsylvania, (First Series of
                  1995-1996), 4.50% TANs, 6/28/1996                          SP-1+        17,079,453
                  ------------------------------------------------------
  1,600,000       Cumberland County, PA IDA, Variable Rate Demand/ Fixed
                  Industrial Development Bonds (Series 1994) Weekly
                  VRDNs (Lane Enterprises, Inc. Project)/(Meridian Bank,
                  Reading, PA LOC)                                            P-1          1,600,000
                  ------------------------------------------------------
  3,900,000       East Hempfield Township, PA IDA, (Series 1985) Weekly
                  VRDNs (Yellow Freight System)/(Wachovia Bank of NC,
                  NA, Winston-Salem LOC)                                      A-1          3,900,000
                  ------------------------------------------------------
  7,300,000       Erie County, PA Hospital Authority Weekly VRDNs (St.
                  Vincent Health System)/(Fuji Bank, Ltd., Tokyo LOC)         A-1          7,300,000
                  ------------------------------------------------------
    500,000       Erie County, PA IDA Weekly VRDNs (P.H.B. Project)/
                  (PNC Bank, N.A. LOC)                                        P-1            500,000
                  ------------------------------------------------------
    425,000       Erie County, PA IDA, (Series 1985) Weekly VRDNs (R.
                  P-C Value, Inc.)/(PNC Bank, N.A. LOC)                       P-1            425,000
                  ------------------------------------------------------
    600,000       Erie County, PA IDA, (Series B) Weekly VRDNs (P.H.B.
                  Project)/(PNC Bank, N.A. LOC)                               P-1            600,000
                  ------------------------------------------------------



PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
-----------       ------------------------------------------------------   ----------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  PENNSYLVANIA--CONTINUED
                  ------------------------------------------------------
$ 1,665,000       Erie County, PA IDA, Multi Mode Revenue Refunding
                  Bonds Weekly VRDNs (Corry Manor, Inc.)/(PNC Bank, N.A.
                  LOC)                                                        A-1       $  1,665,000
                  ------------------------------------------------------
    500,000       Forest County, PA IDA Weekly VRDNs (Industrial Timber
                  & Land Co.)/(National City Bank, Cleveland, OH LOC)         P-1            500,000
                  ------------------------------------------------------
  1,280,000       Forest County, PA IDA Weekly VRDNs (Marienville Health
                  Care Facility)/(PNC Bank, N.A. LOC)                         P-1          1,280,000
                  ------------------------------------------------------
  1,800,000       Franklin County, PA IDA Weekly VRDNs (The Guarriello
                  Limited Partnership)/(PNC Bank, N.A. LOC)                   P-1          1,800,000
                  ------------------------------------------------------
  2,800,000       Lackawanna County, PA IDA, (Series 1992) Weekly VRDNs
                  (Hem Project)/(Corestates Bank N.A., Philadelphia, PA
                  LOC)                                                        P-1          2,800,000
                  ------------------------------------------------------
  2,350,000       Lancaster, PA Higher Education Authority, College
                  Revenue Bonds (Series 1995) Weekly VRDNs (Franklin and
                  Marshall College Project)                                  VMIG1         2,350,000
                  ------------------------------------------------------
  2,356,092       Lawrence County, PA IDA, (Series 1989A) Weekly VRDNs
                  (Ellwood Uddeholm Steel Co.)/(Society National Bank,
                  Cleveland, OH LOC)                                          P-1          2,356,092
                  ------------------------------------------------------
  3,100,000       Lehigh County, PA IDA, (Series 1989A) Weekly VRDNs
                  (Hershey Pizza Co., Inc.)/(PNC Bank, N.A. LOC)              A-1          3,100,000
                  ------------------------------------------------------
  1,000,000       Lehigh County, PA, General Purpose Authority Revenue
                  Bonds (Series 1990) Weekly VRDNs (Phoebe Terrace,
                  Inc.)/(Meridian Bank, Reading, PA LOC)                      P-1          1,000,000
                  ------------------------------------------------------
  3,300,000       Lehigh County, PA, IDA Weekly VRDNs (Cedar Crest
                  College)/(PNC Bank, N.A. LOC)                               A-1          3,300,000
                  ------------------------------------------------------
  1,005,000       McKean County, PA IDA, Multi-Mode Revenue Refunding
                  Bonds Weekly VRDNs (Bradford Manor, Inc.)/(PNC Bank,
                  N.A. LOC)                                                   A-1          1,005,000
                  ------------------------------------------------------
  3,300,000       Monroe County, PA IDA, PCR Weekly VRDNs (Cooper
                  Industries, Inc.)/(Sanwa Bank Ltd, Osaka LOC)               A-1          3,300,000
                  ------------------------------------------------------
  2,600,000       Montgomery County, PA IDA, (Series 1984) Weekly VRDNs
                  (General Signal Corp.)/(Morgan Guaranty Trust Co., New
                  York LOC)                                                   P-1          2,600,000
                  ------------------------------------------------------



PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
-----------       ------------------------------------------------------   ----------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  PENNSYLVANIA--CONTINUED
                  ------------------------------------------------------
$ 3,500,000       Montgomery County, PA IDA, (Series 1984) Weekly VRDNs
                  (Seton Co.)/(Banque Paribas, Paris LOC)                     A-1       $  3,500,000
                  ------------------------------------------------------
  1,300,000       Montgomery County, PA IDA, (Series 1992) Weekly VRDNs
                  (RJI Limited Partnership)/(Meridian Bank, Reading, PA
                  LOC)                                                       VMIG1         1,300,000
                  ------------------------------------------------------
  2,800,000       Montgomery County, PA IDA, (Series 84) Weekly VRDNs
                  (Thomas & Betts Corp.)/(Wachovia Bank of NC, NA,
                  Winston-Salem LOC)                                          P-1          2,800,000
                  ------------------------------------------------------
  6,980,000       Montgomery County, PA IDA, Commercial Development
                  Revenue Bonds (Series 1992) Weekly VRDNs (Hickory
                  Pointe Project)/(First Fidelity Bank, NA, New Jersey
                  LOC)                                                        P-1          6,980,000
                  ------------------------------------------------------
  5,075,000       Moon Township, PA IDA Weekly VRDNs (Airport Hotel
                  Associates)/(ABN AMRO Bank N.V., Amsterdam LOC)             A-1+         5,075,000
                  ------------------------------------------------------
  5,000,000       North Lebanon Township, PA, Municipal Authority
                  Mortgage Weekly VRDNs (Grace Community, Inc.)/
                  (Meridian Bank, Reading, PA LOC)                           VMIG1         5,000,000
                  ------------------------------------------------------
  9,000,000       Northampton County, PA IDA, 3.85% CP (Citizens
                  Utilities Co.), Mandatory Tender 11/9/1995                  A-1+         9,000,000
                  ------------------------------------------------------
  2,000,000       Northampton County, PA IDA, 3.90% CP (Citizens
                  Utilities Co.), Mandatory Tender 12/14/1995                 A-1+         2,000,000
                  ------------------------------------------------------
  1,590,000       Northumberland County PA IDA, Variable Rate Demand/
                  Fixed Rate Revenue Bonds (Series A of 1995) Weekly
                  VRDNs (Furman Farms, Inc. Project)/(Meridian Bank,
                  Reading, PA LOC)                                            P-1          1,590,000
                  ------------------------------------------------------
  1,875,000       Pennsylvania Education Development Authority Weekly
                  VRDNs (Cyrogenics, Inc.)/(PNC Bank, N.A. LOC)               A-1          1,875,000
                  ------------------------------------------------------
  3,300,000       Pennsylvania Education Development Authority Weekly
                  VRDNs (Industrial Scientific Corp.)/(Mellon Bank NA,
                  Pittsburgh LOC)                                             P-1          3,300,000
                  ------------------------------------------------------
    750,000       Pennsylvania Education Development Authority Weekly
                  VRDNs (Pioneer Fluid)/(PNC Bank, N.A. LOC)                  A-1            750,000
                  ------------------------------------------------------
    675,000       Pennsylvania Education Development Authority Weekly
                  VRDNs (RMF Associates)/(PNC Bank, N.A. LOC)                 P-1            675,000
                  ------------------------------------------------------



PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
-----------       ------------------------------------------------------   ----------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  PENNSYLVANIA--CONTINUED
                  ------------------------------------------------------
$   900,000       Pennsylvania Education Development Authority Weekly
                  VRDNs (Reace Associates)/(PNC Bank, N.A. LOC)               A-1       $    900,000
                  ------------------------------------------------------
  4,400,000       Pennsylvania Education Development Authority Weekly
                  VRDNs (Walnut And Craig)/(PNC Bank, N.A. LOC)               P-1          4,400,000
                  ------------------------------------------------------
    500,000       Pennsylvania Education Development Authority, (Series
                  B) Weekly VRDNs (Payne Printing Co.)/ (PNC Bank, N.A.
                  LOC)                                                        A-1            500,000
                  ------------------------------------------------------
  1,300,000       Pennsylvania Education Development Authority, Revenue
                  Bonds (Series G4) Weekly VRDNs (Metamora Products)/
                  (PNC Bank, N.A. LOC)                                        A-1          1,300,000
                  ------------------------------------------------------
    325,000       Pennsylvania Education Development Authority, Revenue
                  Bonds Weekly VRDNs (DDI Pharmaceuticals, Inc.)/ (PNC
                  Bank, N.A. LOC)                                             A-1            325,000
                  ------------------------------------------------------
    625,000       Pennsylvania Education Development Authority, Revenue
                  Bonds Weekly VRDNs (RAM Forest Products)/ (PNC Bank,
                  N.A. LOC)                                                   A-1            625,000
                  ------------------------------------------------------
  6,915,000       Pennsylvania Housing Finance Authority, 3.90% TOBs
                  (First National Bank of Chicago LIQ), Optional Tender
                  4/1/1996                                                   NR(2)         6,915,000
                  ------------------------------------------------------
    980,000       Pennsylvania Housing Finance Authority, Section 8
                  Assisted Residential Development Refunding Bonds
                  (Series 1992A) Weekly VRDNs (CGIC INS)/(Citibank NA,
                  New York LIQ)                                              NR(1)           980,000
                  ------------------------------------------------------
  2,420,000       Pennsylvania Housing Finance Authority, Tender Option
                  Bonds/Single Family Housing (Series O), 4.875% TOBs
                  (Meridian Bank, Reading, PA LIQ), Optional Tender
                  4/1/1996                                                   NR(2)         2,420,000
                  ------------------------------------------------------
  3,190,000       Pennsylvania State Higher Education Assistance Agency,
                  4.50% TOBs (Carnegie-Mellon University), Optional
                  Tender 5/1/1996                                             A-1          3,190,000
                  ------------------------------------------------------
  9,405,000       Pennsylvania State Higher Education Facilities
                  Authority, 4.20% TOBs (Carnegie-Mellon University),
                  Optional Tender 11/1/1995                                   A-1          9,405,000
                  ------------------------------------------------------



PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
-----------       ------------------------------------------------------   ----------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  PENNSYLVANIA--CONTINUED
                  ------------------------------------------------------
$ 1,945,000       Pennsylvania State Higher Education Facilities
                  Authority, College & University Revenues/Drexel
                  University, 7.70% Bonds (United States Treasury PRF),
                  11/1/1995 (@102)                                            Aaa       $  1,983,900
                  ------------------------------------------------------
  3,100,000       Pennsylvania State University, Series 1995 Notes,
                  5.25% BANs, 4/5/1996                                        MIG1         3,110,758
                  ------------------------------------------------------
  9,000,000       Philadelphia Redevelopment Authority, Multi-Family
                  Revenue Bonds (Series 1985) Weekly VRDNs (Franklin
                  Town Towers)/(Marine Midland Bank N.A., Buffalo, NY
                  LOC)                                                        P-2          9,000,000
                  ------------------------------------------------------
  7,440,000       Philadelphia, PA IDA, (Series 93) Weekly VRDNs
                  (Sackett Development)/(Mellon Bank NA, Pittsburgh LOC)       A1          7,440,000
                  ------------------------------------------------------
  7,000,000       Philadelphia, PA IDA, 4.25% TOBs (Suite Hotel)/(First
                  National Bank of Boston, MA LOC), Optional Tender
                  6/1/1996                                                    P-1          7,000,000
                  ------------------------------------------------------
  3,700,000       Philadelphia, PA IDA, Commercial Development Revenue
                  Bonds (Series A), 4.00% TOBs (Economy Inn)/ (First
                  National Bank of Boston, MA LOC), Optional Tender
                  7/1/1996                                                    P-1          3,700,000
                  ------------------------------------------------------
  1,700,000       Philadelphia, PA IDA, Commercial Development Revenue
                  Bonds (Series B), 4.00% TOBs (Economy Inn)/(First
                  National Bank of Boston, MA LOC), Optional Tender
                  7/1/1996                                                    A-2          1,700,000
                  ------------------------------------------------------
  5,500,000       Philadelphia, PA, (Series A), 4.50% TRANs, 6/27/1996        SP-1         5,517,306
                  ------------------------------------------------------
  4,000,000       Philadelphia, PA, GO (Series 1990), 3.85% CP (Fuji
                  Bank, Ltd., Tokyo LOC), Mandatory Tender 11/16/1995        VMIG1         4,000,000
                  ------------------------------------------------------
  4,010,000       Philadelphia, PA, GO (Series 1990), 4.00% CP (Fuji
                  Bank, Ltd., Tokyo LOC), Mandatory Tender 11/6/1995          Aa3          4,010,000
                  ------------------------------------------------------
  5,000,000       Port Authority of Allegheny County, PA, (Series
                  1995A), 3.875% GANs (PNC Bank, N.A. LOC), 6/28/1996        NR(3)         5,000,000
                  ------------------------------------------------------
  2,320,000       Sayre, PA, Health Care Facilities Authority Weekly
                  VRDNs (VHA of Pennsylvania)/(AMBAC INS)/(First
                  National Bank of Chicago LIQ)                               A-1          2,320,000
                  ------------------------------------------------------



PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
-----------       ------------------------------------------------------   ----------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  PENNSYLVANIA--CONTINUED
                  ------------------------------------------------------
$ 4,000,000       Temple University, Commonwealth System of Higher
                  Education University Funding Obligations (Series
                  1995), 5.00% BANs, 5/22/1996                               SP-1+      $  4,014,883
                  ------------------------------------------------------
  3,824,000       Upper Darby School District, PA, 4.13% TRANs,
                  6/28/1996                                                  NR(3)         3,825,432
                  ------------------------------------------------------
  1,550,000       Venango, PA IDA, (Series A), 3.95% CP (Scrubgrass
                  Power Corp.)/(National Westminster Bank, PLC, London
                  LOC), Mandatory Tender 1/10/1996                            A-1+         1,550,000
                  ------------------------------------------------------
  4,000,000       Venango, PA IDA, Resource Recovery Bonds
                  (Series 1993), 3.80% CP (Scrubgrass Power Corp.)/
                  (National Westminster Bank, PLC, London LOC),
                  Mandatory Tender 11/13/1995                                 A-1+         4,000,000
                  ------------------------------------------------------
  2,100,000       Venango, PA IDA, Resource Recovery Bonds
                  (Series 1993), 3.95% CP (Scrubgrass Power Corp.)/
                  (National Westminster Bank, PLC, London LOC),
                  Mandatory Tender 1/26/1996                                  A-1+         2,100,000
                  ------------------------------------------------------
    870,000       Washington County, PA Hospital Authority, (Series
                  1990) Weekly VRDNs (Mac Plastics, Inc.)/(National City
                  Bank, Cleveland, OH LOC)                                     AA            870,000
                  ------------------------------------------------------
  5,700,000       Washington County, PA Municipal Authority Facilities,
                  (Series 1985A) Weekly VRDNs (1985-A Pooled Equipment
                  Lease Program)/(Sanwa Bank Ltd, Osaka LOC)                 VMIG1         5,700,000
                  ------------------------------------------------------
  1,350,000       Washington County, PA, IDA (Series 1988) Weekly VRDNs
                  (Coca-Cola Co.)/(Mellon Bank NA, Pittsburgh LOC)            P-1          1,350,000
                  ------------------------------------------------------
  1,100,000       West Cornwall Township, PA Municipal Authority,
                  Revenue Bonds (Series 1995) Weekly VRDNs (Lebanon
                  Valley Brethern Home Project (PA))/(Meridian Bank,
                  Reading, PA LOC)                                            P-1          1,100,000
                  ------------------------------------------------------
  1,418,000       West York Area School District, PA, Tax & Revenue
                  Anticipation Notes (Series 1995), 4.26% TRANs,
                  6/28/1996                                                  NR(3)         1,418,711
                  ------------------------------------------------------
  2,588,850       Woodland Hills School District, PA, 4.21% TRANs,
                  6/28/1996                                                    NR          2,589,819
                  ------------------------------------------------------                ------------
                  Total                                                                  304,856,354
                  ------------------------------------------------------                ------------



PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
-----------       ------------------------------------------------------   ----------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  PUERTO RICO--0.2%
                  ------------------------------------------------------
$   600,000       Puerto Rico Government Development Bank Weekly VRDNs
                  (Credit Suisse, Zurich LOC)                                 A-1+      $    600,000
                  ------------------------------------------------------                ------------
                  TOTAL INVESTMENTS, AT AMORTIZED COST(A)                               $305,456,354
                  ------------------------------------------------------                ------------


Securities that are subject to the Alternative Minimum Tax represent 56.5% of the portfolio as calculated based upon total portfolio market value.

 * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($307,191,765) at October 31, 1995.


PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

The following acronym(s) are used throughout this portfolio:

AMBAC  -- American Municipal Bond Assurance Corporation
BANs   -- Bond Anticipation Notes
CGIC   -- Capital Guaranty Insurance Corporation
CP     -- Commercial Paper
GANs   -- Grant Anticipation Notes
GO     -- General Obligation
HDA    -- Hospital Development Authority
IDA    -- Industrial Development Authority
IDRB   -- Industrial Development Revenue Bond
INS    -- Insured
LIQ    -- Liquidity Agreement
LOC    -- Letter of Credit
PCR    -- Pollution Control Revenue
PLC    -- Public Limited Company
PRF    -- Prerefunded
RANs   -- Revenue Anticipation Notes
TANs   -- Tax Anticipation Notes
TOBs   -- Tender Option Bonds
TRANs  -- Tax and Revenue Anticipation Notes
VHA    -- Veterans Housing Administration
VRDNs  -- Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)


PENNSYLVANIA MUNICIPAL CASH TRUST

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Investments in securities, at amortized cost and value                             $305,456,354
-------------------------------------------------------------------------------
Cash                                                                                    302,320
-------------------------------------------------------------------------------
Income receivable                                                                     2,170,862
-------------------------------------------------------------------------------
Receivable for shares sold                                                                2,272
-------------------------------------------------------------------------------    ------------
     Total assets                                                                   307,931,808
-------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------
Payable for shares redeemed                                               1,505
--------------------------------------------------------------------
Income distribution payable                                             634,420
--------------------------------------------------------------------
Accrued expenses                                                        104,118
--------------------------------------------------------------------   --------
     Total liabilities                                                                  740,043
-------------------------------------------------------------------------------    ------------
NET ASSETS for 307,191,765 shares outstanding                                      $307,191,765
-------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES:
-------------------------------------------------------------------------------
$276,407,484 / 276,407,484 shares outstanding                                             $1.00
-------------------------------------------------------------------------------    ------------
CASH SERIES SHARES:
-------------------------------------------------------------------------------
$28,255,264 / 28,255,264 shares outstanding                                               $1.00
-------------------------------------------------------------------------------    ------------
INSTITUTIONAL SHARES:
-------------------------------------------------------------------------------
$2,529,017 / 2,529,017 shares outstanding                                                 $1.00
-------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


PENNSYLVANIA MUNICIPAL CASH TRUST

STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------
Interest                                                                                     $11,660,838
---------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                      $1,445,400
-----------------------------------------------------------------------
Administrative personnel and services fee                                       218,834
-----------------------------------------------------------------------
Custodian fees                                                                   54,452
-----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                         51,317
-----------------------------------------------------------------------
Directors'/Trustees' fees                                                         1,626
-----------------------------------------------------------------------
Auditing fees                                                                    14,983
-----------------------------------------------------------------------
Legal fees                                                                        3,910
-----------------------------------------------------------------------
Portfolio accounting fees                                                        67,074
-----------------------------------------------------------------------
Distribution services fee--Cash Series Shares                                    96,501
-----------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                          661,792
-----------------------------------------------------------------------
Shareholder services fee--Cash Series Shares                                     60,313
-----------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                      596
-----------------------------------------------------------------------
Share registration costs                                                         42,662
-----------------------------------------------------------------------
Printing and postage                                                             15,292
-----------------------------------------------------------------------
Insurance premiums                                                                6,469
-----------------------------------------------------------------------
Miscellaneous                                                                     5,970
-----------------------------------------------------------------------      ----------
    Total expenses                                                            2,747,191
-----------------------------------------------------------------------
Waivers--
-----------------------------------------------------------------------
  Waiver of investment advisory fee                           $(222,841)
-----------------------------------------------------------
  Waiver of distribution services fee--Cash Series Shares       (44,624)
-----------------------------------------------------------
  Waiver of shareholder services fee--Institutional Service
  Shares                                                       (496,060)
-----------------------------------------------------------
  Waiver of shareholder services fee--Cash Series Shares         (1,766)
-----------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares         (596)
-----------------------------------------------------------   ---------
    Total waivers                                                              (765,887)
-----------------------------------------------------------------------      ----------
         Net expenses                                                                          1,981,304
---------------------------------------------------------------------------------------      -----------
              Net investment income                                                          $ 9,679,534
---------------------------------------------------------------------------------------      -----------


(See Notes which are an integral part of the Financial Statements)


PENNSYLVANIA MUNICIPAL CASH TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    YEAR ENDED OCTOBER 31,
                                                                -------------------------------
                                                                    1995              1994
                                                                -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------
Net investment income                                           $   9,679,534     $   6,997,846
-------------------------------------------------------------   -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------
Distributions from net investment income
-------------------------------------------------------------
  Institutional Service Shares                                     (8,951,830)       (6,625,711)
-------------------------------------------------------------
  Cash Series Shares                                                 (718,640)         (372,135)
-------------------------------------------------------------
  Institutional Shares                                                 (9,064)                0
-------------------------------------------------------------   -------------     -------------
     Change in net assets resulting from distributions to
     shareholders                                                  (9,679,534)       (6,997,846)
-------------------------------------------------------------   -------------     -------------
SHARE TRANSACTIONS--
-------------------------------------------------------------
Proceeds from sale of shares                                    1,028,950,579       800,515,592
-------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
  of distributions declared                                         2,339,163         1,321,124
-------------------------------------------------------------
Cost of shares redeemed                                          (971,610,388)     (891,403,705)
-------------------------------------------------------------   -------------     -------------
     Change in net assets resulting from share transactions        59,679,354       (89,566,989)
-------------------------------------------------------------   -------------     -------------
          Change in net assets                                     59,679,354       (89,566,989)
-------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------
Beginning of period                                               247,512,411       337,079,400
-------------------------------------------------------------   -------------     -------------
End of period                                                   $ 307,191,765     $ 247,512,411
-------------------------------------------------------------   -------------     -------------


(See Notes which are an integral part of the Financial Statements)


PENNSYLVANIA MUNICIPAL CASH TRUST

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------
(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of fifteen non-diversified portfolios. The financial statements included herein are only those of Pennsylvania Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares, Cash Series Shares and Institutional Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1995, 75.5% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or


PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     supported (backed) by a letter of credit for any one institution or agency does not exceed 11.7% of total investments.
     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1995, capital paid-in aggregated $307,191,765.

Transactions in shares were as follows:

                                                                     YEAR ENDED OCTOBER 31,
                                                                  -----------------------------
                 INSTITUTIONAL SERVICE SHARES                         1995             1994
---------------------------------------------------------------   ------------     ------------
Shares sold                                                        940,400,092      749,671,233
---------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                           1,631,397          937,173
---------------------------------------------------------------
Shares redeemed                                                   (894,784,261)    (839,966,777)
---------------------------------------------------------------   ------------     ------------
  Net change resulting from Institutional Service share
  transactions                                                      47,247,228      (89,358,371)
---------------------------------------------------------------   ------------     ------------

                                                                     YEAR ENDED OCTOBER 31,
                                                                  -----------------------------
                      CASH SERIES SHARES                              1995             1994
---------------------------------------------------------------   ------------     ------------
Shares sold                                                         85,377,025       50,844,359
---------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                             705,513          383,951
---------------------------------------------------------------
Shares redeemed                                                    (76,179,429)     (51,436,928)
---------------------------------------------------------------   ------------     ------------
  Net change resulting from Cash Series share transactions           9,903,109         (208,618)
---------------------------------------------------------------   ------------     ------------

                                                                     YEAR ENDED OCTOBER 31,
                                                                  -----------------------------
                     INSTITUTIONAL SHARES                           1995(A)            1994
---------------------------------------------------------------   ------------     ------------
Shares sold                                                          3,173,462                0
---------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                               2,253                0
---------------------------------------------------------------
Shares redeemed                                                       (646,698)               0
---------------------------------------------------------------   ------------     ------------
  Net change resulting from Institutional share transactions         2,529,017                0
---------------------------------------------------------------   ------------     ------------
     Net change resulting from share transactions                   59,679,354      (89,566,989)
---------------------------------------------------------------   ------------     ------------


(a) For the period from August 23, 1995 (date of initial public investment) to October 31, 1995.


PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series shares. The Plan provides that the Fund may incur distribution expenses up to .40 of 1% of the average daily net assets of the Cash Series Shares, annually to compensate FSC.

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS,") the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion. For the fiscal year ended October 31, 1995, the Institutional Shares fully waived its shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

INTERFUND TRANSACTIONS--During the period ended October 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/or common Officers. These transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $488,240,000 and $437,690,000 respectively.
GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors of the above companies.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of

FEDERATED MUNICIPAL TRUST
(Pennsylvania Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of Pennsylvania Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended and the financial highlights (see pages 2, 16 and 17 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pennsylvania Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1995, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 15, 1995


ADDRESSES
--------------------------------------------------------------------------------

Pennsylvania Municipal Cash Trust
                Cash Series Shares                                  Federated Investors Tower
                                                                    Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                          Federated Investors Tower
                                                                    Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                                Federated Investors Tower
                                                                    Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                               P.O. Box 8600
                Trust Company                                       Boston, MA 02266-8600
-------------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Services Company                          P.O. Box 8600
                                                                    Boston, MA 02266-8600
-------------------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                                 2100 One PPG Place
                                                                    Pittsburgh, PA 15222
-------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      PENNSYLVANIA MUNICIPAL
                                      CASH TRUST
                                      CASH SERIES SHARES
                                      PROSPECTUS

                                      A Non-Diversified Portfolio of Federated
                                      Municipal Trust, an Open-End Management
                                      Investment Company

                                      Prospectus dated December 31, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779

      CUSIP 314229881
      9101005A-CSS (12/95)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SERVICE SHARES
PROSPECTUS

The Institutional Service Shares of Pennsylvania Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Pennsylvania municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Pennsylvania, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--INSTITUTIONAL
  SERVICE SHARES                                                               2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Pennsylvania Municipal Securities                                            6
  Investment Risks                                                             6
  Non-Diversification                                                          6
  Investment Limitations                                                       7

FUND INFORMATION                                                               7
------------------------------------------------------

  Management of the Fund                                                       7
  Distribution of Institutional Service Shares                                 8
  Administration of the Fund                                                   9

NET ASSET VALUE                                                                9
------------------------------------------------------

HOW TO PURCHASE SHARES                                                         9
------------------------------------------------------

  Special Purchase Features                                                   10

HOW TO REDEEM SHARES                                                          10
------------------------------------------------------

  Special Redemption Features                                                 12

ACCOUNT AND SHARE INFORMATION                                                 12
------------------------------------------------------

TAX INFORMATION                                                               13
------------------------------------------------------

  Federal Income Tax                                                          13
  State and Local Taxes                                                       13
OTHER CLASSES OF SHARES                                                       14
------------------------------------------------------

PERFORMANCE INFORMATION                                                       15
------------------------------------------------------

FINANCIAL HIGHLIGHTS--CASH SERIES SHARES                                      16
------------------------------------------------------

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES                                    17
------------------------------------------------------

FINANCIAL STATEMENTS                                                          18
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                                                 35
------------------------------------------------------

ADDRESSES                                                                     36
------------------------------------------------------



SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                 INSTITUTIONAL SERVICE SHARES
                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).................................................     None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).................................................     None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)...............................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)....................     None
Exchange Fee..........................................................................     None
                                   ANNUAL OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver)(1)......................................................    0.28%
12b-1 Fee.............................................................................     None
Total Other Expenses..................................................................    0.37%
  Shareholder Services Fee (after waiver)(2)...................................  0.20%
     Total Operating Expenses(3)......................................................    0.65%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The maximum shareholder services fee is 0.25%.

(3) The total operating expenses in the table above are based on expenses expected during the fiscal year ending October 31, 1996. The total operating expenses were 0.65% for the fiscal year ended October 31, 1995 and would have been 0.92% absent the voluntary waivers of a portion of the management fee and the shareholder services fee.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                       EXAMPLE                         1 year  3 years  5 years 10 years
-----------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period........... $    7 $    21  $    36  $    81


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


PENNSYLVANIA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 35.

                                                          YEAR ENDED OCTOBER 31,
                                      --------------------------------------------------------------
                                       1995       1994       1993       1992       1991      1990(A)
                                      ------     ------     ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF
PERIOD                                $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
-----------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------
  Net investment income                 0.03       0.02       0.02       0.03       0.05       0.05
-----------------------------------
LESS DISTRIBUTIONS
-----------------------------------
  Distributions from net investment
  income                               (0.03)     (0.02)     (0.02)     (0.03)     (0.05)     (0.05 )
-----------------------------------   ------     ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD        $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
-----------------------------------   ------     ------     ------     ------     ------     ------
TOTAL RETURN (B)                        3.44%      2.25%      2.24%      3.08%      4.64%      5.78 %
-----------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------
  Expenses                              0.65%      0.64%      0.57%      0.56%      0.55%      0.50 %*
-----------------------------------
  Net investment income                 3.38%      2.19%      2.21%      3.04%      4.53%      5.56 %*
-----------------------------------
  Expense waiver/reimbursement (c)      0.27%      0.02%      0.12%      0.12%      0.11%      0.18 %*
-----------------------------------
SUPPLEMENTAL DATA
-----------------------------------
  Net assets, end of period (000
  omitted)                            $276,407   $229,160   $318,518   $308,200   $317,165   $275,882
-----------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from November 21, 1989 (date of initial public investment) to October 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to the Fund, as of the date of this prospectus, the Trustees have established three classes of shares known as Institutional Service Shares, Institutional Shares, and Cash Series Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions acting in an agency capacity as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in short-term Pennsylvania municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Pennsylvania taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 within a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of Pennsylvania municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Pennsylvania and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and the personal income taxes imposed by the


Commonwealth of Pennsylvania imposed upon non-corporate taxpayers ("Pennsylvania Municipal Securities"). Examples of Pennsylvania Municipal Securities include, but are not limited to:

     - tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

     - bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

     - municipal commercial paper and other short-term notes;

     - variable rate demand notes;

     - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

     - participation, trust and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     PARTICIPATION INTERESTS. The Fund may purchase interests in Pennsylvania Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Pennsylvania Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Leases obligations maybe subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.

The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price), all having the same quality characteristics as described above.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Pennsylvania Municipal Securities is subject to the federal alternative minimum tax. PENNSYLVANIA MUNICIPAL SECURITIES

Pennsylvania Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Pennsylvania Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Pennsylvania Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Pennsylvania Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Pennsylvania Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Pennsylvania Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Pennsylvania Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Pennsylvania Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Pennsylvania Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

NON-DIVERSIFICATION

The Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of total assets to secure such borrowings.

The Fund will invest in securities for income earnings rather than trading for profit. The Fund will not vary its investments, except subject to certain conditions.

The above investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated


     Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of the Institutional Service Shares, computed at an annual rate, to provide personal services for shareholders and to provide the maintenance of shareholder accounts (shareholder services). From time to time, and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. With respect to Institutional Service Shares, in addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

                                 AVERAGE AGGREGATE
     MAXIMUM FEE                  DAILY NET ASSETS
---------------------    ----------------------------------
     .15  of 1%              on the first $250 million
     .125 of 1%               on the next $250 million
     .10  of 1%               on the next $250 million
                            on assets in excess of $750
     .075 of 1%                       million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of Institutional Service Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $25,000 within a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 1:00 p.m. (Eastern time). The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Services Company, c/o of State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Pennsylvania Municipal Cash Trust, Institutional Service Shares; Fund Number (This number can be found on the account statement or by contacting the Fund.); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK.  Shares may be purchased by sending a check to:
Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Pennsylvania Municipal Cash Trust--Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instruc-


tions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. If shares certificates have been issued, they should be sent unendorsed with the written request by registered or certificate mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.


SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. The check writing service allows shareholders to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $25,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 1:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each shareholder has one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.


As of December 4, 1995, BHC Securities Inc., Philadelphia, PA, owned 35.87% of the voting securities of the Fund's Cash Series Shares and BB Securities Co., Blue Ball, PA, owned 33.30% of the voting securities of the Fund's Institutional Shares, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Houston & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PENNSYLVANIA TAXES. The Fund received a ruling from the Commonwealth of Pennsylvania Department of Revenue that interest or gain derived by the Fund from obligations free from state taxation in Pennsylvania is not taxable on pass-through to Fund shareholders for purposes of Pennsylvania personal income taxes. This was based on the existence of the Pennsylvania Investment Restrictions (see "Investment Limitations"). However, legislation enacted in December, 1993, eliminates the necessity of the Pennsylvania Investment Restrictions. This legislation also generally repeals the Pennsylvania personal income tax exemption for gains from the sale of tax-exempt obligations, including the exemption for distributions from the Fund to the extent that they are derived from gains from tax-exempt obligations.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers other classes of shares called Institutional Shares and Cash Series Shares.

Cash Series Shares that are sold primarily to retail customers of financial institutions. Cash Series Shares are sold at net asset value and are subject to a Rule 12b-1 Plan and a Shareholder Services Agreement. Investments in Cash Series Shares are subject to a minimum initial investment of $10,000 within a 90-day period.

Institutional Shares are sold primarily to financial institutions acting in a fiduciary or agency capacity. Institutional Shares are sold at net asset value and are subject to a Shareholder Services Agreement. Institutional Shares are subject to a minimum initial investment of $25,000 within a 90-day period.

Institutional Service Shares, Institutional Shares, and Cash Series Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Service Shares, Institutional Shares, and Cash Series Shares may affect the performance of each class.

To obtain more information and a prospectus for Institutional Shares or Cash Series Shares, investors may call 1-800-235-4669.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return, yield, effective yield, and tax-equivalent yield for shares. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the shares' tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.
PENNSYLVANIA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--CASH SERIES SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 35.

                                                             YEAR ENDED OCTOBER 31,
                                               ---------------------------------------------------
                                                1995       1994       1993       1992      1991(A)
                                               ------     ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
--------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------
  Net investment income                          0.03       0.02       0.02       0.03       0.03
--------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------
  Distributions from net
  investment income                             (0.03)     (0.02)     (0.02)     (0.03)     (0.03 )
--------------------------------------------   ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD                 $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
--------------------------------------------   ------     ------     ------     ------     ------
TOTAL RETURN (B)                                 3.02%      1.84%      1.83%      2.67%      3.55%
--------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------
  Expenses                                       1.05%      1.04%      0.97%      0.96%      0.78%*
--------------------------------------------
  Net investment income                          2.98%      1.73%      1.88%      2.64%      3.92%*
--------------------------------------------
  Expense waiver/reimbursement (c)               0.28%      0.18%      0.12%      0.12%      0.28%*
--------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------
  Net assets, end of period (000 omitted)      $28,255    $18,352    $18,561    $24,694    $19,846
--------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from January 25, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


PENNSYLVANIA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 35.

                                                                                 YEAR ENDED
                                                                                 OCTOBER 31,
                                                                                   1995(A)
                                                                                -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                $1.00
------------------------------------------------------------------------------
  Net investment income                                                              0.01
------------------------------------------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------------------------------------------
  Distributions from net investment income                                          (0.01)
------------------------------------------------------------------------------  ---------
NET ASSET VALUE, END OF PERIOD                                                      $1.00
------------------------------------------------------------------------------  ---------
TOTAL RETURN (B)                                                                     1.03%
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------
  Expenses                                                                           0.45%*
------------------------------------------------------------------------------
  Net investment income                                                              3.81%*
------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                   0.46%*
------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                          $2,529
------------------------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from August 23, 1995 (date of initial public investment) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


PENNSYLVANIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
-----------       ------------------------------------------------------   ----------   ------------
SHORT-TERM MUNICIPAL SECURITIES--99.4%
------------------------------------------------------------------------
                  PENNSYLVANIA--99.2%
                  ------------------------------------------------------
$ 2,350,000       Allegheny County, PA HDA, (Series 1988A) Weekly VRDNs
                  (Allegheny Hospital)/(PNC Bank, N.A. LOC)                  VMIG1      $  2,350,000
                  ------------------------------------------------------
  1,000,000       Allegheny County, PA IDA, (Series 1991) Weekly VRDNs
                  (Mine Safety Appliances Co.)/(Sanwa Bank Ltd, Osaka
                  LOC)                                                        P-1          1,000,000
                  ------------------------------------------------------
  1,500,000       Allegheny County, PA, IDA, (Series 1991B) Weekly VRDNs
                  (Shandon, Inc.)/(PNC Bank, N.A. LOC)                        P-1          1,500,000
                  ------------------------------------------------------
  6,500,000       Allegheny County, PA IDA, 4.75% CP (Duquesne Light
                  Power Co.)/(Barclays Bank PLC, London LOC), Mandatory
                  Tender 12/7/1995                                            A-1+         6,500,000
                  ------------------------------------------------------
  4,975,000       Allegheny County, PA IDA, Adjustable Rate Commercial
                  Development Revenue Bonds (Series 1992) Weekly VRDNs
                  (Eleven Parkway Center Associates)/(Integra Bank,
                  Pittsburgh LOC)                                             A-1          4,975,000
                  ------------------------------------------------------
  5,000,000       Allegheny County, PA IDA, PCR (Series 1992A), 3.75%
                  TOBs (Duquesne Light Power Co.)/(Canadian Imperial
                  Bank of Commerce, Toronto LOC), Optional Tender
                  11/30/1995                                                  P-1          5,000,000
                  ------------------------------------------------------
  3,000,000       Beaver County, PA IDA, PCR Refunding Bonds (1992
                  Series-E), 3.85% CP (Toledo Edison Co.)/(Toronto-
                  Dominion Bank LOC), Mandatory Tender 3/6/1996                A1          3,000,000
                  ------------------------------------------------------
  1,260,000       Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid
                  Meats)/(Meridian Bank, Reading, PA LOC)                    VMIG1         1,260,000
                  ------------------------------------------------------
  1,580,000       Berks County, PA IDA Weekly VRDNs (Beacon Container)/
                  (Corestates Bank N.A., Philadelphia, PA LOC)                P-1          1,580,000
                  ------------------------------------------------------
  2,000,000       Berks County, PA IDA, (Series 1988) Weekly VRDNs
                  (Arrow Electronics, Inc.)/(Corestates Bank N.A.,
                  Philadelphia, PA LOC)                                       P-1          2,000,000
                  ------------------------------------------------------



PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
-----------       ------------------------------------------------------   ----------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  PENNSYLVANIA--CONTINUED
                  ------------------------------------------------------
$ 2,000,000       Berks County, PA IDA, Variable Rate Demand/Fixed Rate
                  Mfg Facilities Revenue Bonds (Series 1995) Weekly
                  VRDNs (Grafika Commercial Printing, Inc.)/(Meridian
                  Bank, Reading, PA LOC)                                      P-1       $  2,000,000
                  ------------------------------------------------------
  2,000,000       Berks County, PA, (Series 1995), 5.20% TRANs,
                  12/31/1995                                                 NR(3)         2,000,000
                  ------------------------------------------------------
  2,445,000       Bucks County, PA IDA Weekly VRDNs (Double H Plastics,
                  Inc.)/(Meridian Bank, Reading, PA LOC)                     VMIG1         2,445,000
                  ------------------------------------------------------
  2,960,000       Bucks County, PA IDA Weekly VRDNs (Pennsylvania
                  Associates)/(Meridian Bank, Reading, PA LOC)                P-1          2,960,000
                  ------------------------------------------------------
  5,090,000       Bucks County, PA IDA, (Series 1991) Weekly VRDNs
                  (Cabot Medical Corp.)/(Meridian Bank, Reading, PA LOC)     VMIG1         5,090,000
                  ------------------------------------------------------
  4,000,000       Butler County, PA IDA Weekly VRDNs (Mine Safety
                  Appliances Co.)/(Sanwa Bank Ltd, Osaka LOC)                 P-1          4,000,000
                  ------------------------------------------------------
  1,000,000       Butler County, PA IDA, (Series 1992B) Weekly VRDNs
                  (Mine Safety Appliances Co.)/(Sanwa Bank Ltd, Osaka
                  LOC)                                                        P-1          1,000,000
                  ------------------------------------------------------
  2,435,000       Butler County, PA IDA, Variable Rate IDRB (Series
                  1994) Weekly VRDNs (Lue-Rich Holding Company, Inc.
                  Project)/(ABN AMRO Bank N.V., Amsterdam LOC)                A-1+         2,435,000
                  ------------------------------------------------------
    700,000       Cambria County, PA IDA Weekly VRDNs (Cambria
                  Cogeneration)/(Fuji Bank, Ltd., Tokyo LOC)                  A-1            700,000
                  ------------------------------------------------------
  1,900,000       Carbon County, PA IDA Weekly VRDNs (Summit Management
                  & Utilities, Inc.)/(PNC Bank, N.A. LOC)                     A-1          1,900,000
                  ------------------------------------------------------
  5,000,000       Carbon County, PA IDA, 3.90% CP (Panther Creek)/
                  (National Westminster Bank, PLC, London LOC),
                  Mandatory Tender 1/18/1996                                  A-1+         5,000,000
                  ------------------------------------------------------
  2,620,000       Carbon County, PA IDA, Resource Recovery Bonds, 3.80%
                  CP (Panther Creek)/(National Westminster Bank, PLC,
                  London LOC), Mandatory Tender 11/17/1995                    A-1+         2,620,000
                  ------------------------------------------------------
  6,825,000       Carbon County, PA IDA, Resource Recovery Bonds, 3.85%
                  CP (Panther Creek)/(National Westminster Bank, PLC,
                  London LOC), Mandatory Tender 1/25/1996                     A-1+         6,825,000
                  ------------------------------------------------------



PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
-----------       ------------------------------------------------------   ----------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  PENNSYLVANIA--CONTINUED
                  ------------------------------------------------------
$ 1,545,000       Carbon County, PA IDA, Resource Recovery Bonds, 3.90%
                  CP (Panther Creek)/(National Westminster Bank, PLC,
                  London LOC), Mandatory Tender 1/16/1996                     A-1+      $  1,545,000
                  ------------------------------------------------------
  5,000,000       Carbon County, PA IDA, Solid Waste Disposal Revenue
                  Notes (Series 1995A), 4.00% RANs (Horsehead Resource
                  Development, Inc.)/(Chemical Bank, New York LOC),
                  12/1/1995                                                   P-1          5,000,000
                  ------------------------------------------------------
  7,300,000       Clearfield County, PA IDA Weekly VRDNs (Penn Traffic
                  Co.)/(ABN AMRO Bank N.V., Amsterdam LOC)                    P-1          7,300,000
                  ------------------------------------------------------
  3,305,000       Clinton County, PA Municipal Authority, (Series A)
                  Weekly VRDNs (Lock Haven Hospital)/(Mellon Bank NA,
                  Pittsburgh LOC)                                             P-1          3,305,000
                  ------------------------------------------------------
  3,000,000       Clinton County, PA, IDA Weekly VRDNs (Armstrong World
                  Industries, Inc.)/(Mellon Bank NA, Pittsburgh LOC)          P-1          3,000,000
                  ------------------------------------------------------
 17,000,000       Commonwealth of Pennsylvania, (First Series of
                  1995-1996), 4.50% TANs, 6/28/1996                          SP-1+        17,079,453
                  ------------------------------------------------------
  1,600,000       Cumberland County, PA IDA, Variable Rate Demand/ Fixed
                  Industrial Development Bonds (Series 1994) Weekly
                  VRDNs (Lane Enterprises, Inc. Project)/(Meridian Bank,
                  Reading, PA LOC)                                            P-1          1,600,000
                  ------------------------------------------------------
  3,900,000       East Hempfield Township, PA IDA, (Series 1985) Weekly
                  VRDNs (Yellow Freight System)/(Wachovia Bank of NC,
                  NA, Winston-Salem LOC)                                      A-1          3,900,000
                  ------------------------------------------------------
  7,300,000       Erie County, PA Hospital Authority Weekly VRDNs (St.
                  Vincent Health System)/(Fuji Bank, Ltd., Tokyo LOC)         A-1          7,300,000
                  ------------------------------------------------------
    500,000       Erie County, PA IDA Weekly VRDNs (P.H.B. Project)/
                  (PNC Bank, N.A. LOC)                                        P-1            500,000
                  ------------------------------------------------------
    425,000       Erie County, PA IDA, (Series 1985) Weekly VRDNs (R.
                  P-C Value, Inc.)/(PNC Bank, N.A. LOC)                       P-1            425,000
                  ------------------------------------------------------
    600,000       Erie County, PA IDA, (Series B) Weekly VRDNs (P.H.B.
                  Project)/(PNC Bank, N.A. LOC)                               P-1            600,000
                  ------------------------------------------------------



PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
-----------       ------------------------------------------------------   ----------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  PENNSYLVANIA--CONTINUED
                  ------------------------------------------------------
$ 1,665,000       Erie County, PA IDA, Multi Mode Revenue Refunding
                  Bonds Weekly VRDNs (Corry Manor, Inc.)/(PNC Bank, N.A.
                  LOC)                                                        A-1       $  1,665,000
                  ------------------------------------------------------
    500,000       Forest County, PA IDA Weekly VRDNs (Industrial Timber
                  & Land Co.)/(National City Bank, Cleveland, OH LOC)         P-1            500,000
                  ------------------------------------------------------
  1,280,000       Forest County, PA IDA Weekly VRDNs (Marienville Health
                  Care Facility)/(PNC Bank, N.A. LOC)                         P-1          1,280,000
                  ------------------------------------------------------
  1,800,000       Franklin County, PA IDA Weekly VRDNs (The Guarriello
                  Limited Partnership)/(PNC Bank, N.A. LOC)                   P-1          1,800,000
                  ------------------------------------------------------
  2,800,000       Lackawanna County, PA IDA, (Series 1992) Weekly VRDNs
                  (Hem Project)/(Corestates Bank N.A., Philadelphia, PA
                  LOC)                                                        P-1          2,800,000
                  ------------------------------------------------------
  2,350,000       Lancaster, PA Higher Education Authority, College
                  Revenue Bonds (Series 1995) Weekly VRDNs (Franklin and
                  Marshall College Project)                                  VMIG1         2,350,000
                  ------------------------------------------------------
  2,356,092       Lawrence County, PA IDA, (Series 1989A) Weekly VRDNs
                  (Ellwood Uddeholm Steel Co.)/(Society National Bank,
                  Cleveland, OH LOC)                                          P-1          2,356,092
                  ------------------------------------------------------
  3,100,000       Lehigh County, PA IDA, (Series 1989A) Weekly VRDNs
                  (Hershey Pizza Co., Inc.)/(PNC Bank, N.A. LOC)              A-1          3,100,000
                  ------------------------------------------------------
  1,000,000       Lehigh County, PA, General Purpose Authority Revenue
                  Bonds (Series 1990) Weekly VRDNs (Phoebe Terrace,
                  Inc.)/(Meridian Bank, Reading, PA LOC)                      P-1          1,000,000
                  ------------------------------------------------------
  3,300,000       Lehigh County, PA, IDA Weekly VRDNs (Cedar Crest
                  College)/(PNC Bank, N.A. LOC)                               A-1          3,300,000
                  ------------------------------------------------------
  1,005,000       McKean County, PA IDA, Multi-Mode Revenue Refunding
                  Bonds Weekly VRDNs (Bradford Manor, Inc.)/(PNC Bank,
                  N.A. LOC)                                                   A-1          1,005,000
                  ------------------------------------------------------
  3,300,000       Monroe County, PA IDA, PCR Weekly VRDNs (Cooper
                  Industries, Inc.)/(Sanwa Bank Ltd, Osaka LOC)               A-1          3,300,000
                  ------------------------------------------------------
  2,600,000       Montgomery County, PA IDA, (Series 1984) Weekly VRDNs
                  (General Signal Corp.)/(Morgan Guaranty Trust Co., New
                  York LOC)                                                   P-1          2,600,000
                  ------------------------------------------------------



PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
-----------       ------------------------------------------------------   ----------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  PENNSYLVANIA--CONTINUED
                  ------------------------------------------------------
$ 3,500,000       Montgomery County, PA IDA, (Series 1984) Weekly VRDNs
                  (Seton Co.)/(Banque Paribas, Paris LOC)                     A-1       $  3,500,000
                  ------------------------------------------------------
  1,300,000       Montgomery County, PA IDA, (Series 1992) Weekly VRDNs
                  (RJI Limited Partnership)/(Meridian Bank, Reading, PA
                  LOC)                                                       VMIG1         1,300,000
                  ------------------------------------------------------
  2,800,000       Montgomery County, PA IDA, (Series 84) Weekly VRDNs
                  (Thomas & Betts Corp.)/(Wachovia Bank of NC, NA,
                  Winston-Salem LOC)                                          P-1          2,800,000
                  ------------------------------------------------------
  6,980,000       Montgomery County, PA IDA, Commercial Development
                  Revenue Bonds (Series 1992) Weekly VRDNs (Hickory
                  Pointe Project)/(First Fidelity Bank, NA, New Jersey
                  LOC)                                                        P-1          6,980,000
                  ------------------------------------------------------
  5,075,000       Moon Township, PA IDA Weekly VRDNs (Airport Hotel
                  Associates)/(ABN AMRO Bank N.V., Amsterdam LOC)             A-1+         5,075,000
                  ------------------------------------------------------
  5,000,000       North Lebanon Township, PA, Municipal Authority
                  Mortgage Weekly VRDNs (Grace Community, Inc.)/
                  (Meridian Bank, Reading, PA LOC)                           VMIG1         5,000,000
                  ------------------------------------------------------
  9,000,000       Northampton County, PA IDA, 3.85% CP (Citizens
                  Utilities Co.), Mandatory Tender 11/9/1995                  A-1+         9,000,000
                  ------------------------------------------------------
  2,000,000       Northampton County, PA IDA, 3.90% CP (Citizens
                  Utilities Co.), Mandatory Tender 12/14/1995                 A-1+         2,000,000
                  ------------------------------------------------------
  1,590,000       Northumberland County PA IDA, Variable Rate Demand/
                  Fixed Rate Revenue Bonds (Series A of 1995) Weekly
                  VRDNs (Furman Farms, Inc. Project)/(Meridian Bank,
                  Reading, PA LOC)                                            P-1          1,590,000
                  ------------------------------------------------------
  1,875,000       Pennsylvania Education Development Authority Weekly
                  VRDNs (Cyrogenics, Inc.)/(PNC Bank, N.A. LOC)               A-1          1,875,000
                  ------------------------------------------------------
  3,300,000       Pennsylvania Education Development Authority Weekly
                  VRDNs (Industrial Scientific Corp.)/(Mellon Bank NA,
                  Pittsburgh LOC)                                             P-1          3,300,000
                  ------------------------------------------------------
    750,000       Pennsylvania Education Development Authority Weekly
                  VRDNs (Pioneer Fluid)/(PNC Bank, N.A. LOC)                  A-1            750,000
                  ------------------------------------------------------
    675,000       Pennsylvania Education Development Authority Weekly
                  VRDNs (RMF Associates)/(PNC Bank, N.A. LOC)                 P-1            675,000
                  ------------------------------------------------------



PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
-----------       ------------------------------------------------------   ----------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  PENNSYLVANIA--CONTINUED
                  ------------------------------------------------------
$   900,000       Pennsylvania Education Development Authority Weekly
                  VRDNs (Reace Associates)/(PNC Bank, N.A. LOC)               A-1       $    900,000
                  ------------------------------------------------------
  4,400,000       Pennsylvania Education Development Authority Weekly
                  VRDNs (Walnut And Craig)/(PNC Bank, N.A. LOC)               P-1          4,400,000
                  ------------------------------------------------------
    500,000       Pennsylvania Education Development Authority, (Series
                  B) Weekly VRDNs (Payne Printing Co.)/ (PNC Bank, N.A.
                  LOC)                                                        A-1            500,000
                  ------------------------------------------------------
  1,300,000       Pennsylvania Education Development Authority, Revenue
                  Bonds (Series G4) Weekly VRDNs (Metamora Products)/
                  (PNC Bank, N.A. LOC)                                        A-1          1,300,000
                  ------------------------------------------------------
    325,000       Pennsylvania Education Development Authority, Revenue
                  Bonds Weekly VRDNs (DDI Pharmaceuticals, Inc.)/ (PNC
                  Bank, N.A. LOC)                                             A-1            325,000
                  ------------------------------------------------------
    625,000       Pennsylvania Education Development Authority, Revenue
                  Bonds Weekly VRDNs (RAM Forest Products)/ (PNC Bank,
                  N.A. LOC)                                                   A-1            625,000
                  ------------------------------------------------------
  6,915,000       Pennsylvania Housing Finance Authority, 3.90% TOBs
                  (First National Bank of Chicago LIQ), Optional Tender
                  4/1/1996                                                   NR(2)         6,915,000
                  ------------------------------------------------------
    980,000       Pennsylvania Housing Finance Authority, Section 8
                  Assisted Residential Development Refunding Bonds
                  (Series 1992A) Weekly VRDNs (CGIC INS)/(Citibank NA,
                  New York LIQ)                                              NR(1)           980,000
                  ------------------------------------------------------
  2,420,000       Pennsylvania Housing Finance Authority, Tender Option
                  Bonds/Single Family Housing (Series O), 4.875% TOBs
                  (Meridian Bank, Reading, PA LIQ), Optional Tender
                  4/1/1996                                                   NR(2)         2,420,000
                  ------------------------------------------------------
  3,190,000       Pennsylvania State Higher Education Assistance Agency,
                  4.50% TOBs (Carnegie-Mellon University), Optional
                  Tender 5/1/1996                                             A-1          3,190,000
                  ------------------------------------------------------
  9,405,000       Pennsylvania State Higher Education Facilities
                  Authority, 4.20% TOBs (Carnegie-Mellon University),
                  Optional Tender 11/1/1995                                   A-1          9,405,000
                  ------------------------------------------------------



PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
-----------       ------------------------------------------------------   ----------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  PENNSYLVANIA--CONTINUED
                  ------------------------------------------------------
$ 1,945,000       Pennsylvania State Higher Education Facilities
                  Authority, College & University Revenues/Drexel
                  University, 7.70% Bonds (United States Treasury PRF),
                  11/1/1995 (@102)                                            Aaa       $  1,983,900
                  ------------------------------------------------------
  3,100,000       Pennsylvania State University, Series 1995 Notes,
                  5.25% BANs, 4/5/1996                                        MIG1         3,110,758
                  ------------------------------------------------------
  9,000,000       Philadelphia Redevelopment Authority, Multi-Family
                  Revenue Bonds (Series 1985) Weekly VRDNs (Franklin
                  Town Towers)/(Marine Midland Bank N.A., Buffalo, NY
                  LOC)                                                        P-2          9,000,000
                  ------------------------------------------------------
  7,440,000       Philadelphia, PA IDA, (Series 93) Weekly VRDNs
                  (Sackett Development)/(Mellon Bank NA, Pittsburgh LOC)       A1          7,440,000
                  ------------------------------------------------------
  7,000,000       Philadelphia, PA IDA, 4.25% TOBs (Suite Hotel)/(First
                  National Bank of Boston, MA LOC), Optional Tender
                  6/1/1996                                                    P-1          7,000,000
                  ------------------------------------------------------
  3,700,000       Philadelphia, PA IDA, Commercial Development Revenue
                  Bonds (Series A), 4.00% TOBs (Economy Inn)/ (First
                  National Bank of Boston, MA LOC), Optional Tender
                  7/1/1996                                                    P-1          3,700,000
                  ------------------------------------------------------
  1,700,000       Philadelphia, PA IDA, Commercial Development Revenue
                  Bonds (Series B), 4.00% TOBs (Economy Inn)/(First
                  National Bank of Boston, MA LOC), Optional Tender
                  7/1/1996                                                    A-2          1,700,000
                  ------------------------------------------------------
  5,500,000       Philadelphia, PA, (Series A), 4.50% TRANs, 6/27/1996        SP-1         5,517,306
                  ------------------------------------------------------
  4,000,000       Philadelphia, PA, GO (Series 1990), 3.85% CP (Fuji
                  Bank, Ltd., Tokyo LOC), Mandatory Tender 11/16/1995        VMIG1         4,000,000
                  ------------------------------------------------------
  4,010,000       Philadelphia, PA, GO (Series 1990), 4.00% CP (Fuji
                  Bank, Ltd., Tokyo LOC), Mandatory Tender 11/6/1995          Aa3          4,010,000
                  ------------------------------------------------------
  5,000,000       Port Authority of Allegheny County, PA, (Series
                  1995A), 3.875% GANs (PNC Bank, N.A. LOC), 6/28/1996        NR(3)         5,000,000
                  ------------------------------------------------------
  2,320,000       Sayre, PA, Health Care Facilities Authority Weekly
                  VRDNs (VHA of Pennsylvania)/(AMBAC INS)/(First
                  National Bank of Chicago LIQ)                               A-1          2,320,000
                  ------------------------------------------------------



PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
-----------       ------------------------------------------------------   ----------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  PENNSYLVANIA--CONTINUED
                  ------------------------------------------------------
$ 4,000,000       Temple University, Commonwealth System of Higher
                  Education University Funding Obligations (Series
                  1995), 5.00% BANs, 5/22/1996                               SP-1+      $  4,014,883
                  ------------------------------------------------------
  3,824,000       Upper Darby School District, PA, 4.13% TRANs,
                  6/28/1996                                                  NR(3)         3,825,432
                  ------------------------------------------------------
  1,550,000       Venango, PA IDA, (Series A), 3.95% CP (Scrubgrass
                  Power Corp.)/(National Westminster Bank, PLC, London
                  LOC), Mandatory Tender 1/10/1996                            A-1+         1,550,000
                  ------------------------------------------------------
  4,000,000       Venango, PA IDA, Resource Recovery Bonds
                  (Series 1993), 3.80% CP (Scrubgrass Power Corp.)/
                  (National Westminster Bank, PLC, London LOC),
                  Mandatory Tender 11/13/1995                                 A-1+         4,000,000
                  ------------------------------------------------------
  2,100,000       Venango, PA IDA, Resource Recovery Bonds
                  (Series 1993), 3.95% CP (Scrubgrass Power Corp.)/
                  (National Westminster Bank, PLC, London LOC),
                  Mandatory Tender 1/26/1996                                  A-1+         2,100,000
                  ------------------------------------------------------
    870,000       Washington County, PA Hospital Authority, (Series
                  1990) Weekly VRDNs (Mac Plastics, Inc.)/(National City
                  Bank, Cleveland, OH LOC)                                     AA            870,000
                  ------------------------------------------------------
  5,700,000       Washington County, PA Municipal Authority Facilities,
                  (Series 1985A) Weekly VRDNs (1985-A Pooled Equipment
                  Lease Program)/(Sanwa Bank Ltd, Osaka LOC)                 VMIG1         5,700,000
                  ------------------------------------------------------
  1,350,000       Washington County, PA, IDA (Series 1988) Weekly VRDNs
                  (Coca-Cola Co.)/(Mellon Bank NA, Pittsburgh LOC)            P-1          1,350,000
                  ------------------------------------------------------
  1,100,000       West Cornwall Township, PA Municipal Authority,
                  Revenue Bonds (Series 1995) Weekly VRDNs (Lebanon
                  Valley Brethern Home Project (PA))/(Meridian Bank,
                  Reading, PA LOC)                                            P-1          1,100,000
                  ------------------------------------------------------
  1,418,000       West York Area School District, PA, Tax & Revenue
                  Anticipation Notes (Series 1995), 4.26% TRANs,
                  6/28/1996                                                  NR(3)         1,418,711
                  ------------------------------------------------------
  2,588,850       Woodland Hills School District, PA, 4.21% TRANs,
                  6/28/1996                                                    NR          2,589,819
                  ------------------------------------------------------                ------------
                  Total                                                                  304,856,354
                  ------------------------------------------------------                ------------



PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
-----------       ------------------------------------------------------   ----------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  PUERTO RICO--0.2%
                  ------------------------------------------------------
$   600,000       Puerto Rico Government Development Bank Weekly VRDNs
                  (Credit Suisse, Zurich LOC)                                 A-1+      $    600,000
                  ------------------------------------------------------                ------------
                  TOTAL INVESTMENTS, AT AMORTIZED COST(A)                               $305,456,354
                  ------------------------------------------------------                ------------


Securities that are subject to the Alternative Minimum Tax represent 56.5% of the portfolio as calculated based upon total portfolio market value.

(a) Also represents cost for federal tax purposes.

 * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($307,191,765) at October 31, 1995.


PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

The following acronym(s) are used throughout this portfolio:

AMBAC  -- American Municipal Bond Assurance Corporation
BANs   -- Bond Anticipation Notes
CGIC   -- Capital Guaranty Insurance Corporation
CP     -- Commercial Paper
GANs   -- Grant Anticipation Notes
GO     -- General Obligation
HDA    -- Hospital Development Authority
IDA    -- Industrial Development Authority
IDRB   -- Industrial Development Revenue Bond
INS    -- Insured
LIQ    -- Liquidity Agreement
LOC    -- Letter of Credit
PCR    -- Pollution Control Revenue
PLC    -- Public Limited Company
PRF    -- Prerefunded
RANs   -- Revenue Anticipation Notes
TANs   -- Tax Anticipation Notes
TOBs   -- Tender Option Bonds
TRANs  -- Tax and Revenue Anticipation Notes
VHA    -- Veterans Housing Administration
VRDNs  -- Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)


PENNSYLVANIA MUNICIPAL CASH TRUST

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Investments in securities, at amortized cost and value                             $305,456,354
-------------------------------------------------------------------------------
Cash                                                                                    302,320
-------------------------------------------------------------------------------
Income receivable                                                                     2,170,862
-------------------------------------------------------------------------------
Receivable for shares sold                                                                2,272
-------------------------------------------------------------------------------    ------------
     Total assets                                                                   307,931,808
-------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------
Payable for shares redeemed                                               1,505
--------------------------------------------------------------------
Income distribution payable                                             634,420
--------------------------------------------------------------------
Accrued expenses                                                        104,118
--------------------------------------------------------------------   --------
     Total liabilities                                                                  740,043
-------------------------------------------------------------------------------    ------------
NET ASSETS for 307,191,765 shares outstanding                                      $307,191,765
-------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES:
-------------------------------------------------------------------------------
$276,407,484 / 276,407,484 shares outstanding                                             $1.00
-------------------------------------------------------------------------------    ------------
CASH SERIES SHARES:
-------------------------------------------------------------------------------
$28,255,264 / 28,255,264 shares outstanding                                               $1.00
-------------------------------------------------------------------------------    ------------
INSTITUTIONAL SHARES:
-------------------------------------------------------------------------------
$2,529,017 / 2,529,017 shares outstanding                                                 $1.00
-------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


PENNSYLVANIA MUNICIPAL CASH TRUST

STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------
Interest                                                                              $11,660,838
---------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------
Investment advisory fee                                                $1,445,400
------------------------------------------------------------------
Administrative personnel and services fee                                 218,834
------------------------------------------------------------------
Custodian fees                                                             54,452
------------------------------------------------------------------
Transfer and dividend disbursing agent fees and
  expenses                                                                 51,317
------------------------------------------------------------------
Directors'/Trustees' fees                                                   1,626
------------------------------------------------------------------
Auditing fees                                                              14,983
------------------------------------------------------------------
Legal fees                                                                  3,910
------------------------------------------------------------------
Portfolio accounting fees                                                  67,074
------------------------------------------------------------------
Distribution services fee--Cash Series Shares                              96,501
------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                    661,792
------------------------------------------------------------------
Shareholder services fee--Cash Series Shares                               60,313
------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                596
------------------------------------------------------------------
Share registration costs                                                   42,662
------------------------------------------------------------------
Printing and postage                                                       15,292
------------------------------------------------------------------
Insurance premiums                                                          6,469
------------------------------------------------------------------
Miscellaneous                                                               5,970
------------------------------------------------------------------     ----------
     Total expenses                                                     2,747,191
------------------------------------------------------------------
Waivers--
------------------------------------------------------------------
  Waiver of investment advisory fee                      $(222,841)
------------------------------------------------------
  Waiver of distribution services fee--Cash Series
     Shares                                                (44,624)
------------------------------------------------------
  Waiver of shareholder services fee--Institutional
  Service Shares                                          (496,060)
------------------------------------------------------
  Waiver of shareholder services fee--Cash Series
  Shares                                                    (1,766)
------------------------------------------------------
  Waiver of shareholder services fee--Institutional
     Shares                                                   (596)
------------------------------------------------------   ---------
     Total waivers                                                       (765,887)
------------------------------------------------------------------     ----------
          Net expenses                                                                  1,981,304
------------------------------------------------------------------                    -----------
               Net investment income                                                  $ 9,679,534
---------------------------------------------------------------------------------     -----------


(See Notes which are an integral part of the Financial Statements)


PENNSYLVANIA MUNICIPAL CASH TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    YEAR ENDED OCTOBER 31,
                                                                -------------------------------
                                                                    1995              1994
                                                                -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------
Net investment income                                           $   9,679,534     $   6,997,846
-------------------------------------------------------------   -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------
Distributions from net investment income
-------------------------------------------------------------
  Institutional Service Shares                                     (8,951,830)       (6,625,711)
-------------------------------------------------------------
  Cash Series Shares                                                 (718,640)         (372,135)
-------------------------------------------------------------
  Institutional Shares                                                 (9,064)                0
-------------------------------------------------------------   -------------     -------------
     Change in net assets resulting from distributions to
     shareholders                                                  (9,679,534)       (6,997,846)
-------------------------------------------------------------   -------------     -------------
SHARE TRANSACTIONS--
-------------------------------------------------------------
Proceeds from sale of shares                                    1,028,950,579       800,515,592
-------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
  of distributions declared                                         2,339,163         1,321,124
-------------------------------------------------------------
Cost of shares redeemed                                          (971,610,388)     (891,403,705)
-------------------------------------------------------------   -------------     -------------
     Change in net assets resulting from share transactions        59,679,354       (89,566,989)
-------------------------------------------------------------   -------------     -------------
          Change in net assets                                     59,679,354       (89,566,989)
-------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------
Beginning of period                                               247,512,411       337,079,400
-------------------------------------------------------------   -------------     -------------
End of period                                                   $ 307,191,765     $ 247,512,411
-------------------------------------------------------------   -------------     -------------


(See Notes which are an integral part of the Financial Statements)


PENNSYLVANIA MUNICIPAL CASH TRUST

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------
(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of fifteen non-diversified portfolios. The financial statements included herein are only those of Pennsylvania Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares, Cash Series Shares and Institutional Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1995, 75.5% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or


PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     supported (backed) by a letter of credit for any one institution or agency does not exceed 11.7% of total investments.
     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1995, capital paid-in aggregated $307,191,765.

Transactions in shares were as follows:

                                                                     YEAR ENDED OCTOBER 31,
                                                                  -----------------------------
                 INSTITUTIONAL SERVICE SHARES                         1995             1994
---------------------------------------------------------------   ------------     ------------
Shares sold                                                        940,400,092      749,671,233
---------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                           1,631,397          937,173
---------------------------------------------------------------
Shares redeemed                                                   (894,784,261)    (839,966,777)
---------------------------------------------------------------   ------------     ------------
  Net change resulting from Institutional Service share
  transactions                                                      47,247,228      (89,358,371)
---------------------------------------------------------------   ------------     ------------

                                                                     YEAR ENDED OCTOBER 31,
                                                                  -----------------------------
                      CASH SERIES SHARES                              1995             1994
---------------------------------------------------------------   ------------     ------------
Shares sold                                                         85,377,025       50,844,359
---------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                             705,513          383,951
---------------------------------------------------------------
Shares redeemed                                                    (76,179,429)     (51,436,928)
---------------------------------------------------------------   ------------     ------------
  Net change resulting from Cash Series share transactions           9,903,109         (208,618)
---------------------------------------------------------------   ------------     ------------

                                                                     YEAR ENDED OCTOBER 31,
                                                                  -----------------------------
                     INSTITUTIONAL SHARES                           1995(A)            1994
---------------------------------------------------------------   ------------     ------------
Shares sold                                                          3,173,462                0
---------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                               2,253                0
---------------------------------------------------------------
Shares redeemed                                                       (646,698)               0
---------------------------------------------------------------   ------------     ------------
  Net change resulting from Institutional share transactions         2,529,017                0
---------------------------------------------------------------   ------------     ------------
     Net change resulting from share transactions                   59,679,354      (89,566,989)
---------------------------------------------------------------   ------------     ------------


(a) For the period from August 23, 1995 (date of initial public investment) to October 31, 1995.


PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series shares. The Plan provides that the Fund may incur distribution expenses up to .40 of 1% of the average daily net assets of the Cash Series Shares, annually to compensate FSC.

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS,") the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion. For the fiscal year ended October 31, 1995, the Institutional Shares fully waived its shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

INTERFUND TRANSACTIONS--During the period ended October 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/or common Officers. These transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $488,240,000 and $437,690,000 respectively.
GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors of the above companies.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of

FEDERATED MUNICIPAL TRUST
(Pennsylvania Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of Pennsylvania Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended and the financial highlights (see pages 2, 16 and 17 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pennsylvania Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 15, 1995


ADDRESSES
--------------------------------------------------------------------------------

Pennsylvania Municipal Cash Trust
                Institutional Service Shares                        Federated Investors Tower
                                                                    Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                          Federated Investors Tower
                                                                    Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                                Federated Investors Tower
                                                                    Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                               P.O. Box 8600
                Trust Company                                       Boston, MA 02266-8600
-------------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Services Company                          P.O. Box 8600
                                                                    Boston, MA 02266-8600
-------------------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                                 2100 One PPG Place
                                                                    Pittsburgh, PA 15222
-------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      PENNSYLVANIA MUNICIPAL
                                      CASH TRUST
                                      INSTITUTIONAL SERVICE SHARES
                                      PROSPECTUS

                                      A Non-Diversified Portfolio of Federated
                                      Municipal Trust, an Open-End Management
                                      Investment Company

                                      Prospectus dated December 31, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779

      CUSIP 314229204
      9101005A-SS (12/95)


PENNSYLVANIA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SHARES
PROSPECTUS

The Institutional Shares of Pennsylvania Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Pennsylvania municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Pennsylvania, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SHARES                                                         2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Pennsylvania Municipal Securities                                            6
  Investment Risks                                                             6
  Non-Diversification                                                          6
  Investment Limitations                                                       7

FUND INFORMATION                                                               7
------------------------------------------------------

  Management of the Fund                                                       7
  Distribution of Institutional Shares                                         8
  Administration of the Fund                                                   9

NET ASSET VALUE                                                                9
------------------------------------------------------

HOW TO PURCHASE SHARES                                                         9
------------------------------------------------------

HOW TO REDEEM SHARES                                                          10
------------------------------------------------------

ACCOUNT AND SHARE INFORMATION                                                 11
------------------------------------------------------

TAX INFORMATION                                                               12
------------------------------------------------------

  Federal Income Tax                                                          12
  State and Local Taxes                                                       13

OTHER CLASSES OF SHARES                                                       13
------------------------------------------------------

PERFORMANCE INFORMATION                                                       14
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  CASH SERIES SHARES                                                          15
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SERVICE SHARES                                                16
------------------------------------------------------

FINANCIAL STATEMENTS                                                          17
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                                                 34
------------------------------------------------------

ADDRESSES                                                                     35
------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                     INSTITUTIONAL SHARES
                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).................................................     None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).................................................     None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)...............................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)....................     None
Exchange Fee..........................................................................     None
                                   ANNUAL OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver) (1).....................................................    0.28%
12b-1 Fee.............................................................................     None
Total Other Expenses..................................................................    0.17%
  Shareholder Services Fee (after waiver) (2)..................................  0.00%
     Total Operating Expenses (3).....................................................    0.45%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The maximum shareholder services fee is 0.25%.

(3) The total operating expenses in the table above are based on expenses expected during the fiscal year ending October 31, 1996. The total operating expenses were 0.45% for the fiscal year ended October 31, 1995 and would have been 0.91% absent the voluntary waivers of a portion of the management fee and the shareholder services fee.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                                  EXAMPLE                                    1 year     3 years
---------------------------------------------------------------------------  ------     -------
You would pay the following expenses on a $1,000
  investment assuming (1) 5% annual return and
  (2) redemption at the end of each time period.
  .........................................................................    $5         $14


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


PENNSYLVANIA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 34.

                                                                                 YEAR ENDED
                                                                                 OCTOBER 31,
                                                                                   1995(A)
                                                                                -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                $1.00
------------------------------------------------------------------------------
  Net investment income                                                              0.01
------------------------------------------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------------------------------------------
  Distributions from net investment income                                          (0.01)
------------------------------------------------------------------------------  ---------
NET ASSET VALUE, END OF PERIOD                                                      $1.00
------------------------------------------------------------------------------  ---------
TOTAL RETURN (B)                                                                     1.03%
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------
  Expenses                                                                           0.45%*
------------------------------------------------------------------------------
  Net investment income                                                              3.81%*
------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                   0.46%*
------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                          $2,529
------------------------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from August 23, 1995 (date of initial public investment) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to the Fund, as of the date of this prospectus, the Trustees have established three classes of shares known as Institutional Shares, Institutional Service Shares and Cash Series Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for financial institutions acting in a fiduciary or agency capacity as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in short-term Pennsylvania municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Pennsylvania taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 within a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of Pennsylvania municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and Pennsylvania dividend and interest income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Pennsylvania and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and Pennsylvania state income tax imposed upon non-corporate taxpayers ("Pennsylvania Municipal Securities"). Examples of Pennsylvania Municipal Securities include, but are not limited to:

     - tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

     - bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

     - municipal commercial paper and other short-term notes;

     - variable rate demand notes;

     - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

     - participation, trust and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     PARTICIPATION INTERESTS. The Fund may purchase interests in Pennsylvania Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Pennsylvania Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.

The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.


DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Pennsylvania Municipal Securities is subject to the federal alternative minimum tax.


PENNSYLVANIA MUNICIPAL SECURITIES

Pennsylvania Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Pennsylvania Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Pennsylvania Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Pennsylvania Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Pennsylvania Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Pennsylvania Municipal Securities acceptable for purchase by the Fund could become limited. The Fund may invest in Pennsylvania Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Pennsylvania Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Pennsylvania Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

NON-DIVERSIFICATION

The Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of total assets to secure such borrowings.

The Fund will invest in securities for income earnings rather than trading for profit. The Fund will not vary its investments, except subject to certain conditions.

The above investment limitations cannot be changed without shareholder approval.

As a matter of nonfundamental policy, the Fund will not invest more than 10% of its net assets in illiquid securities.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor may pay financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide certain services to shareholders. These services may include, but are not limited to, distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of shares. Any fees paid for these services by the distributor will be reimbursed by the adviser and not the Fund.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

                                 AVERAGE AGGREGATE
     MAXIMUM FEE                  DAILY NET ASSETS
---------------------    -----------------------------------
      .15 of 1%              on the first $250 million
     .125 of 1%               on the next $250 million
      .10 of 1%               on the next $250 million
     .075 of 1%          on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of Institutional Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.


PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Pennsylvania Municipal Cash Trust--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by mailing a check made payable to Pennsylvania Municipal Cash Trust--Institutional Shares to: Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.

SUBACCOUNTING SERVICES. Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.


Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 1:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each shareholder has one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

As of December 4, 1995, BHC Securities Inc., Philadelphia, PA, owned 35.87% of the voting securities of the Fund's Cash Series Shares and BB Securities Co., Blue Ball, PA, owned 33.30% of the voting securities of the Fund's Institutional Shares, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.


These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Houston & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PENNSYLVANIA TAXES. The Fund received a ruling from the Commonwealth of Pennsylvania Department of Revenue that interest derived by the Fund from obligations free from state taxation in Pennsylvania is not taxable on pass-through to Fund shareholders for purposes of Pennsylvania personal income taxes. This was based on the existence of the Pennsylvania Investment Restrictions (see "Investment Limitations"). However, legislation enacted in December 1993, eliminates the necessity of the Pennsylvania Investment Restrictions. This legislation also generally repeals the Pennsylvania personal income tax exemption for gains from the sale of tax-exempt obligations, including the exemption for distributions from the Fund to the extent that they are derived from gains from tax-exempt obligations.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers other classes. Cash Series Shares are sold at net asset value primarily to retail customers of financial institutions and are subject to a minimum initial investment of $10,000 over a 90-day period; and Institutional Service Shares are sold at net asset value primarily to financial institutions acting in an agency capacity and are subject to a minimum initial investment of $25,000 over a 90-day period.

All classes are subject to certain of the same expenses.

Cash Series Shares are distributed under a 12b-1 Plan adopted by the Fund and also are subject to shareholder services fees.

Institutional Service Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-235-4669.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
From time to time, the Fund advertises its total return, yield, effective yield, and tax-equivalent yield for shares. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the shares' tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


PENNSYLVANIA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--CASH SERIES SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 34.

                                                             YEAR ENDED OCTOBER 31,
                                               ---------------------------------------------------
                                                1995       1994       1993       1992      1991(A)
                                               ------     ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
--------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------
  Net investment income                          0.03       0.02       0.02       0.03       0.03
--------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------
  Distributions from net
  investment income                             (0.03)     (0.02)     (0.02)     (0.03)     (0.03)
--------------------------------------------   ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD                 $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
--------------------------------------------   ------     ------     ------     ------     ------
TOTAL RETURN (B)                                 3.02%      1.84%      1.83%      2.67%      3.55%
--------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------
  Expenses                                       1.05%      1.04%      0.97%      0.96%      0.78%*
--------------------------------------------
  Net investment income                          2.98%      1.73%      1.88%      2.64%      3.92%*
--------------------------------------------
  Expense waiver/reimbursement (c)               0.28%      0.18%      0.12%      0.12%      0.28%*
--------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------
  Net assets, end of period (000 omitted)      $28,255    $18,352    $18,561    $24,694    $19,846
--------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from January 25, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


PENNSYLVANIA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 34.

                                                          YEAR ENDED OCTOBER 31,
                                      --------------------------------------------------------------
                                       1995       1994       1993       1992       1991      1990(A)
                                      ------     ------     ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF
PERIOD                                $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
-----------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------
  Net investment income                 0.03       0.02       0.02       0.03       0.05       0.05
-----------------------------------
LESS DISTRIBUTIONS
-----------------------------------
  Distributions from net investment
  income                               (0.03)     (0.02)     (0.02)     (0.03)     (0.05)     (0.05)
-----------------------------------   ------     ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD        $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
-----------------------------------   ------     ------     ------     ------     ------     ------
TOTAL RETURN (B)                        3.44%      2.25%      2.24%      3.08%      4.64%      5.78%
-----------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------
  Expenses                              0.65%      0.64%      0.57%      0.56%      0.55%      0.50%*
-----------------------------------
  Net investment income                 3.38%      2.19%      2.21%      3.04%      4.53%      5.56%*
-----------------------------------
  Expense waiver/reimbursement (c)      0.27%      0.02%      0.12%      0.12%      0.11%      0.18%*
-----------------------------------
SUPPLEMENTAL DATA
-----------------------------------
  Net assets, end of period (000
  omitted)                            $276,407   $229,160   $318,518   $308,200   $317,165   $275,882
-----------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from November 21, 1989 (date of initial public investment) to October 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


PENNSYLVANIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
-----------       ------------------------------------------------------   ----------   ------------
SHORT-TERM MUNICIPAL SECURITIES--99.4%
------------------------------------------------------------------------
                  PENNSYLVANIA--99.2%
                  ------------------------------------------------------
$ 2,350,000       Allegheny County, PA HDA, (Series 1988A) Weekly VRDNs
                  (Allegheny Hospital)/(PNC Bank, N.A. LOC)                  VMIG1      $  2,350,000
                  ------------------------------------------------------
  1,000,000       Allegheny County, PA IDA, (Series 1991) Weekly VRDNs
                  (Mine Safety Appliances Co.)/(Sanwa Bank Ltd, Osaka
                  LOC)                                                        P-1          1,000,000
                  ------------------------------------------------------
  1,500,000       Allegheny County, PA, IDA, (Series 1991B) Weekly VRDNs
                  (Shandon, Inc.)/(PNC Bank, N.A. LOC)                        P-1          1,500,000
                  ------------------------------------------------------
  6,500,000       Allegheny County, PA IDA, 4.75% CP (Duquesne Light
                  Power Co.)/(Barclays Bank PLC, London LOC), Mandatory
                  Tender 12/7/1995                                            A-1+         6,500,000
                  ------------------------------------------------------
  4,975,000       Allegheny County, PA IDA, Adjustable Rate Commercial
                  Development Revenue Bonds (Series 1992) Weekly VRDNs
                  (Eleven Parkway Center Associates)/(Integra Bank,
                  Pittsburgh LOC)                                             A-1          4,975,000
                  ------------------------------------------------------
  5,000,000       Allegheny County, PA IDA, PCR (Series 1992A), 3.75%
                  TOBs (Duquesne Light Power Co.)/(Canadian Imperial
                  Bank of Commerce, Toronto LOC), Optional Tender
                  11/30/1995                                                  P-1          5,000,000
                  ------------------------------------------------------
  3,000,000       Beaver County, PA IDA, PCR Refunding Bonds (1992
                  Series-E), 3.85% CP (Toledo Edison Co.)/(Toronto-
                  Dominion Bank LOC), Mandatory Tender 3/6/1996                A1          3,000,000
                  ------------------------------------------------------
  1,260,000       Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid
                  Meats)/(Meridian Bank, Reading, PA LOC)                    VMIG1         1,260,000
                  ------------------------------------------------------
  1,580,000       Berks County, PA IDA Weekly VRDNs (Beacon Container)/
                  (Corestates Bank N.A., Philadelphia, PA LOC)                P-1          1,580,000
                  ------------------------------------------------------
  2,000,000       Berks County, PA IDA, (Series 1988) Weekly VRDNs
                  (Arrow Electronics, Inc.)/(Corestates Bank N.A.,
                  Philadelphia, PA LOC)                                       P-1          2,000,000
                  ------------------------------------------------------



PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
  AMOUNT                                                                    RATING*        VALUE
-----------       ------------------------------------------------------   ----------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  PENNSYLVANIA--CONTINUED
                  ------------------------------------------------------
$ 2,000,000       Berks County, PA IDA, Variable Rate Demand/Fixed Rate
                  Mfg Facilities Revenue Bonds (Series 1995) Weekly
                  VRDNs (Grafika Commercial Printing, Inc.)/(Meridian
                  Bank, Reading, PA LOC)                                      P-1       $  2,000,000
                  ------------------------------------------------------
  2,000,000       Berks County, PA, (Series 1995), 5.20% TRANs,
                  12/31/1995                                                 NR(3)         2,000,000
                  ------------------------------------------------------
  2,445,000       Bucks County, PA IDA Weekly VRDNs (Double H Plastics,
                  Inc.)/(Meridian Bank, Reading, PA LOC)                     VMIG1         2,445,000
                  ------------------------------------------------------
  2,960,000       Bucks County, PA IDA Weekly VRDNs (Pennsylvania
                  Associates)/(Meridian Bank, Reading, PA LOC)                P-1          2,960,000
                  ------------------------------------------------------
  5,090,000       Bucks County, PA IDA, (Series 1991) Weekly VRDNs
                  (Cabot Medical Corp.)/(Meridian Bank, Reading, PA LOC)     VMIG1         5,090,000
                  ------------------------------------------------------
  4,000,000       Butler County, PA IDA Weekly VRDNs (Mine Safety
                  Appliances Co.)/(Sanwa Bank Ltd, Osaka LOC)                 P-1          4,000,000
                  ------------------------------------------------------
  1,000,000       Butler County, PA IDA, (Series 1992B) Weekly VRDNs
                  (Mine Safety Appliances Co.)/(Sanwa Bank Ltd, Osaka
                  LOC)                                                        P-1          1,000,000
                  ------------------------------------------------------
  2,435,000       Butler County, PA IDA, Variable Rate IDRB (Series
                  1994) Weekly VRDNs (Lue-Rich Holding Company, Inc.
                  Project)/(ABN AMRO Bank N.V., Amsterdam LOC)                A-1+         2,435,000
                  ------------------------------------------------------
    700,000       Cambria County, PA IDA Weekly VRDNs (Cambria
                  Cogeneration)/(Fuji Bank, Ltd., Tokyo LOC)                  A-1            700,000
                  ------------------------------------------------------
  1,900,000       Carbon County, PA IDA Weekly VRDNs (Summit Management
                  & Utilities, Inc.)/(PNC Bank, N.A. LOC)                     A-1          1,900,000
                  ------------------------------------------------------
  5,000,000       Carbon County, PA IDA, 3.90% CP (Panther Creek)/
                  (National Westminster Bank, PLC, London LOC),
                  Mandatory Tender 1/18/1996                                  A-1+         5,000,000
                  ------------------------------------------------------
  2,620,000       Carbon County, PA IDA, Resource Recovery Bonds, 3.80%
                  CP (Panther Creek)/(National Westminster Bank, PLC,
                  London LOC), Mandatory Tender 11/17/1995                    A-1+         2,620,000
                  ------------------------------------------------------
  6,825,000       Carbon County, PA IDA, Resource Recovery Bonds, 3.85%
                  CP (Panther Creek)/(National Westminster Bank, PLC,
                  London LOC), Mandatory Tender 1/25/1996                     A-1+         6,825,000
                  ------------------------------------------------------



PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
-----------       ------------------------------------------------------   ----------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  PENNSYLVANIA--CONTINUED
                  ------------------------------------------------------
$ 1,545,000       Carbon County, PA IDA, Resource Recovery Bonds, 3.90%
                  CP (Panther Creek)/(National Westminster Bank, PLC,
                  London LOC), Mandatory Tender 1/16/1996                     A-1+      $  1,545,000
                  ------------------------------------------------------
  5,000,000       Carbon County, PA IDA, Solid Waste Disposal Revenue
                  Notes (Series 1995A), 4.00% RANs (Horsehead Resource
                  Development, Inc.)/(Chemical Bank, New York LOC),
                  12/1/1995                                                   P-1          5,000,000
                  ------------------------------------------------------
  7,300,000       Clearfield County, PA IDA Weekly VRDNs (Penn Traffic
                  Co.)/(ABN AMRO Bank N.V., Amsterdam LOC)                    P-1          7,300,000
                  ------------------------------------------------------
  3,305,000       Clinton County, PA Municipal Authority, (Series A)
                  Weekly VRDNs (Lock Haven Hospital)/(Mellon Bank NA,
                  Pittsburgh LOC)                                             P-1          3,305,000
                  ------------------------------------------------------
  3,000,000       Clinton County, PA, IDA Weekly VRDNs (Armstrong World
                  Industries, Inc.)/(Mellon Bank NA, Pittsburgh LOC)          P-1          3,000,000
                  ------------------------------------------------------
 17,000,000       Commonwealth of Pennsylvania, (First Series of
                  1995-1996), 4.50% TANs, 6/28/1996                          SP-1+        17,079,453
                  ------------------------------------------------------
  1,600,000       Cumberland County, PA IDA, Variable Rate Demand/ Fixed
                  Industrial Development Bonds (Series 1994) Weekly
                  VRDNs (Lane Enterprises, Inc. Project)/(Meridian Bank,
                  Reading, PA LOC)                                            P-1          1,600,000
                  ------------------------------------------------------
  3,900,000       East Hempfield Township, PA IDA, (Series 1985) Weekly
                  VRDNs (Yellow Freight System)/(Wachovia Bank of NC,
                  NA, Winston-Salem LOC)                                      A-1          3,900,000
                  ------------------------------------------------------
  7,300,000       Erie County, PA Hospital Authority Weekly VRDNs (St.
                  Vincent Health System)/(Fuji Bank, Ltd., Tokyo LOC)         A-1          7,300,000
                  ------------------------------------------------------
    500,000       Erie County, PA IDA Weekly VRDNs (P.H.B. Project)/
                  (PNC Bank, N.A. LOC)                                        P-1            500,000
                  ------------------------------------------------------
    425,000       Erie County, PA IDA, (Series 1985) Weekly VRDNs (R.
                  P-C Value, Inc.)/(PNC Bank, N.A. LOC)                       P-1            425,000
                  ------------------------------------------------------
    600,000       Erie County, PA IDA, (Series B) Weekly VRDNs (P.H.B.
                  Project)/(PNC Bank, N.A. LOC)                               P-1            600,000
                  ------------------------------------------------------



PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
-----------       ------------------------------------------------------   ----------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  PENNSYLVANIA--CONTINUED
                  ------------------------------------------------------
$ 1,665,000       Erie County, PA IDA, Multi Mode Revenue Refunding
                  Bonds Weekly VRDNs (Corry Manor, Inc.)/(PNC Bank, N.A.
                  LOC)                                                        A-1       $  1,665,000
                  ------------------------------------------------------
    500,000       Forest County, PA IDA Weekly VRDNs (Industrial Timber
                  & Land Co.)/(National City Bank, Cleveland, OH LOC)         P-1            500,000
                  ------------------------------------------------------
  1,280,000       Forest County, PA IDA Weekly VRDNs (Marienville Health
                  Care Facility)/(PNC Bank, N.A. LOC)                         P-1          1,280,000
                  ------------------------------------------------------
  1,800,000       Franklin County, PA IDA Weekly VRDNs (The Guarriello
                  Limited Partnership)/(PNC Bank, N.A. LOC)                   P-1          1,800,000
                  ------------------------------------------------------
  2,800,000       Lackawanna County, PA IDA, (Series 1992) Weekly VRDNs
                  (Hem Project)/(Corestates Bank N.A., Philadelphia, PA
                  LOC)                                                        P-1          2,800,000
                  ------------------------------------------------------
  2,350,000       Lancaster, PA Higher Education Authority, College
                  Revenue Bonds (Series 1995) Weekly VRDNs (Franklin and
                  Marshall College Project)                                  VMIG1         2,350,000
                  ------------------------------------------------------
  2,356,092       Lawrence County, PA IDA, (Series 1989A) Weekly VRDNs
                  (Ellwood Uddeholm Steel Co.)/(Society National Bank,
                  Cleveland, OH LOC)                                          P-1          2,356,092
                  ------------------------------------------------------
  3,100,000       Lehigh County, PA IDA, (Series 1989A) Weekly VRDNs
                  (Hershey Pizza Co., Inc.)/(PNC Bank, N.A. LOC)              A-1          3,100,000
                  ------------------------------------------------------
  1,000,000       Lehigh County, PA, General Purpose Authority Revenue
                  Bonds (Series 1990) Weekly VRDNs (Phoebe Terrace,
                  Inc.)/(Meridian Bank, Reading, PA LOC)                      P-1          1,000,000
                  ------------------------------------------------------
  3,300,000       Lehigh County, PA, IDA Weekly VRDNs (Cedar Crest
                  College)/(PNC Bank, N.A. LOC)                               A-1          3,300,000
                  ------------------------------------------------------
  1,005,000       McKean County, PA IDA, Multi-Mode Revenue Refunding
                  Bonds Weekly VRDNs (Bradford Manor, Inc.)/(PNC Bank,
                  N.A. LOC)                                                   A-1          1,005,000
                  ------------------------------------------------------
  3,300,000       Monroe County, PA IDA, PCR Weekly VRDNs (Cooper
                  Industries, Inc.)/(Sanwa Bank Ltd, Osaka LOC)               A-1          3,300,000
                  ------------------------------------------------------



PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
-----------       ------------------------------------------------------   ----------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  PENNSYLVANIA--CONTINUED
                  ------------------------------------------------------
$ 2,600,000       Montgomery County, PA IDA, (Series 1984) Weekly VRDNs
                  (General Signal Corp.)/(Morgan Guaranty Trust Co., New
                  York LOC)                                                   P-1       $  2,600,000
                  ------------------------------------------------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
-----------       ------------------------------------------------------   ----------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  PENNSYLVANIA--CONTINUED
                  ------------------------------------------------------
$ 3,500,000       Montgomery County, PA IDA, (Series 1984) Weekly VRDNs
                  (Seton Co.)/(Banque Paribas, Paris LOC)                     A-1       $  3,500,000
                  ------------------------------------------------------
  1,300,000       Montgomery County, PA IDA, (Series 1992) Weekly VRDNs
                  (RJI Limited Partnership)/(Meridian Bank, Reading, PA
                  LOC)                                                       VMIG1         1,300,000
                  ------------------------------------------------------
  2,800,000       Montgomery County, PA IDA, (Series 84) Weekly VRDNs
                  (Thomas & Betts Corp.)/(Wachovia Bank of NC, NA,
                  Winston-Salem LOC)                                          P-1          2,800,000
                  ------------------------------------------------------
  6,980,000       Montgomery County, PA IDA, Commercial Development
                  Revenue Bonds (Series 1992) Weekly VRDNs (Hickory
                  Pointe Project)/(First Fidelity Bank, NA, New Jersey
                  LOC)                                                        P-1          6,980,000
                  ------------------------------------------------------
  5,075,000       Moon Township, PA IDA Weekly VRDNs (Airport Hotel
                  Associates)/(ABN AMRO Bank N.V., Amsterdam LOC)             A-1+         5,075,000
                  ------------------------------------------------------
  5,000,000       North Lebanon Township, PA, Municipal Authority
                  Mortgage Weekly VRDNs (Grace Community, Inc.)/
                  (Meridian Bank, Reading, PA LOC)                           VMIG1         5,000,000
                  ------------------------------------------------------
  9,000,000       Northampton County, PA IDA, 3.85% CP (Citizens
                  Utilities Co.), Mandatory Tender 11/9/1995                  A-1+         9,000,000
                  ------------------------------------------------------
  2,000,000       Northampton County, PA IDA, 3.90% CP (Citizens
                  Utilities Co.), Mandatory Tender 12/14/1995                 A-1+         2,000,000
                  ------------------------------------------------------
  1,590,000       Northumberland County PA IDA, Variable Rate Demand/
                  Fixed Rate Revenue Bonds (Series A of 1995) Weekly
                  VRDNs (Furman Farms, Inc. Project)/(Meridian Bank,
                  Reading, PA LOC)                                            P-1          1,590,000
                  ------------------------------------------------------
  1,875,000       Pennsylvania Education Development Authority Weekly
                  VRDNs (Cyrogenics, Inc.)/(PNC Bank, N.A. LOC)               A-1          1,875,000
                  ------------------------------------------------------
  3,300,000       Pennsylvania Education Development Authority Weekly
                  VRDNs (Industrial Scientific Corp.)/(Mellon Bank NA,
                  Pittsburgh LOC)                                             P-1          3,300,000
                  ------------------------------------------------------
    750,000       Pennsylvania Education Development Authority Weekly
                  VRDNs (Pioneer Fluid)/(PNC Bank, N.A. LOC)                  A-1            750,000
                  ------------------------------------------------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
-----------       ------------------------------------------------------   ----------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  PENNSYLVANIA--CONTINUED
                  ------------------------------------------------------
$   675,000       Pennsylvania Education Development Authority Weekly
                  VRDNs (RMF Associates)/(PNC Bank, N.A. LOC)                 P-1       $    675,000
                  ------------------------------------------------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
-----------       ------------------------------------------------------   ----------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  PENNSYLVANIA--CONTINUED
                  ------------------------------------------------------
$   900,000       Pennsylvania Education Development Authority Weekly
                  VRDNs (Reace Associates)/(PNC Bank, N.A. LOC)               A-1       $    900,000
                  ------------------------------------------------------
  4,400,000       Pennsylvania Education Development Authority Weekly
                  VRDNs (Walnut And Craig)/(PNC Bank, N.A. LOC)               P-1          4,400,000
                  ------------------------------------------------------
    500,000       Pennsylvania Education Development Authority, (Series
                  B) Weekly VRDNs (Payne Printing Co.)/ (PNC Bank, N.A.
                  LOC)                                                        A-1            500,000
                  ------------------------------------------------------
  1,300,000       Pennsylvania Education Development Authority, Revenue
                  Bonds (Series G4) Weekly VRDNs (Metamora Products)/
                  (PNC Bank, N.A. LOC)                                        A-1          1,300,000
                  ------------------------------------------------------
    325,000       Pennsylvania Education Development Authority, Revenue
                  Bonds Weekly VRDNs (DDI Pharmaceuticals, Inc.)/ (PNC
                  Bank, N.A. LOC)                                             A-1            325,000
                  ------------------------------------------------------
    625,000       Pennsylvania Education Development Authority, Revenue
                  Bonds Weekly VRDNs (RAM Forest Products)/ (PNC Bank,
                  N.A. LOC)                                                   A-1            625,000
                  ------------------------------------------------------
  6,915,000       Pennsylvania Housing Finance Authority, 3.90% TOBs
                  (First National Bank of Chicago LIQ), Optional Tender
                  4/1/1996                                                   NR(2)         6,915,000
                  ------------------------------------------------------
    980,000       Pennsylvania Housing Finance Authority, Section 8
                  Assisted Residential Development Refunding Bonds
                  (Series 1992A) Weekly VRDNs (CGIC INS)/(Citibank NA,
                  New York LIQ)                                              NR(1)           980,000
                  ------------------------------------------------------
  2,420,000       Pennsylvania Housing Finance Authority, Tender Option
                  Bonds/Single Family Housing (Series O), 4.875% TOBs
                  (Meridian Bank, Reading, PA LIQ), Optional Tender
                  4/1/1996                                                   NR(2)         2,420,000
                  ------------------------------------------------------
  3,190,000       Pennsylvania State Higher Education Assistance Agency,
                  4.50% TOBs (Carnegie-Mellon University), Optional
                  Tender 5/1/1996                                             A-1          3,190,000
                  ------------------------------------------------------
  9,405,000       Pennsylvania State Higher Education Facilities
                  Authority, 4.20% TOBs (Carnegie-Mellon University),
                  Optional Tender 11/1/1995                                   A-1          9,405,000
                  ------------------------------------------------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
-----------       ------------------------------------------------------   ----------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  PENNSYLVANIA--CONTINUED
                  ------------------------------------------------------
$ 1,945,000       Pennsylvania State Higher Education Facilities
                  Authority, College & University Revenues/Drexel
                  University, 7.70% Bonds (United States Treasury PRF),
                  11/1/1995 (@102)                                            Aaa       $  1,983,900
                  ------------------------------------------------------
  3,100,000       Pennsylvania State University, Series 1995 Notes,
                  5.25% BANs, 4/5/1996                                        MIG1         3,110,758
                  ------------------------------------------------------
  9,000,000       Philadelphia Redevelopment Authority, Multi-Family
                  Revenue Bonds (Series 1985) Weekly VRDNs (Franklin
                  Town Towers)/(Marine Midland Bank N.A., Buffalo, NY
                  LOC)                                                        P-2          9,000,000
                  ------------------------------------------------------
  7,440,000       Philadelphia, PA IDA, (Series 93) Weekly VRDNs
                  (Sackett Development)/(Mellon Bank NA, Pittsburgh LOC)       A1          7,440,000
                  ------------------------------------------------------
  7,000,000       Philadelphia, PA IDA, 4.25% TOBs (Suite Hotel)/(First
                  National Bank of Boston, MA LOC), Optional Tender
                  6/1/1996                                                    P-1          7,000,000
                  ------------------------------------------------------
  3,700,000       Philadelphia, PA IDA, Commercial Development Revenue
                  Bonds (Series A), 4.00% TOBs (Economy Inn)/ (First
                  National Bank of Boston, MA LOC), Optional Tender
                  7/1/1996                                                    P-1          3,700,000
                  ------------------------------------------------------
  1,700,000       Philadelphia, PA IDA, Commercial Development Revenue
                  Bonds (Series B), 4.00% TOBs (Economy Inn)/(First
                  National Bank of Boston, MA LOC), Optional Tender
                  7/1/1996                                                    A-2          1,700,000
                  ------------------------------------------------------
  5,500,000       Philadelphia, PA, (Series A), 4.50% TRANs, 6/27/1996        SP-1         5,517,306
                  ------------------------------------------------------
  4,000,000       Philadelphia, PA, GO (Series 1990), 3.85% CP (Fuji
                  Bank, Ltd., Tokyo LOC), Mandatory Tender 11/16/1995        VMIG1         4,000,000
                  ------------------------------------------------------
  4,010,000       Philadelphia, PA, GO (Series 1990), 4.00% CP (Fuji
                  Bank, Ltd., Tokyo LOC), Mandatory Tender 11/6/1995          Aa3          4,010,000
                  ------------------------------------------------------
  5,000,000       Port Authority of Allegheny County, PA, (Series
                  1995A), 3.875% GANs (PNC Bank, N.A. LOC), 6/28/1996        NR(3)         5,000,000
                  ------------------------------------------------------
  2,320,000       Sayre, PA, Health Care Facilities Authority Weekly
                  VRDNs (VHA of Pennsylvania)/(AMBAC INS)/(First
                  National Bank of Chicago LIQ)                               A-1          2,320,000
                  ------------------------------------------------------



PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
-----------       ------------------------------------------------------   ----------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  PENNSYLVANIA--CONTINUED
                  ------------------------------------------------------
$ 4,000,000       Temple University, Commonwealth System of Higher
                  Education University Funding Obligations (Series
                  1995), 5.00% BANs, 5/22/1996                               SP-1+      $  4,014,883
                  ------------------------------------------------------
  3,824,000       Upper Darby School District, PA, 4.13% TRANs,
                  6/28/1996                                                  NR(3)         3,825,432
                  ------------------------------------------------------
  1,550,000       Venango, PA IDA, (Series A), 3.95% CP (Scrubgrass
                  Power Corp.)/(National Westminster Bank, PLC, London
                  LOC), Mandatory Tender 1/10/1996                            A-1+         1,550,000
                  ------------------------------------------------------
  4,000,000       Venango, PA IDA, Resource Recovery Bonds
                  (Series 1993), 3.80% CP (Scrubgrass Power Corp.)/
                  (National Westminster Bank, PLC, London LOC),
                  Mandatory Tender 11/13/1995                                 A-1+         4,000,000
                  ------------------------------------------------------
  2,100,000       Venango, PA IDA, Resource Recovery Bonds
                  (Series 1993), 3.95% CP (Scrubgrass Power Corp.)/
                  (National Westminster Bank, PLC, London LOC),
                  Mandatory Tender 1/26/1996                                  A-1+         2,100,000
                  ------------------------------------------------------
    870,000       Washington County, PA Hospital Authority, (Series
                  1990) Weekly VRDNs (Mac Plastics, Inc.)/(National City
                  Bank, Cleveland, OH LOC)                                     AA            870,000
                  ------------------------------------------------------
  5,700,000       Washington County, PA Municipal Authority Facilities,
                  (Series 1985A) Weekly VRDNs (1985-A Pooled Equipment
                  Lease Program)/(Sanwa Bank Ltd, Osaka LOC)                 VMIG1         5,700,000
                  ------------------------------------------------------
  1,350,000       Washington County, PA, IDA (Series 1988) Weekly VRDNs
                  (Coca-Cola Co.)/(Mellon Bank NA, Pittsburgh LOC)            P-1          1,350,000
                  ------------------------------------------------------
  1,100,000       West Cornwall Township, PA Municipal Authority,
                  Revenue Bonds (Series 1995) Weekly VRDNs (Lebanon
                  Valley Brethern Home Project (PA))/(Meridian Bank,
                  Reading, PA LOC)                                            P-1          1,100,000
                  ------------------------------------------------------
  1,418,000       West York Area School District, PA, Tax & Revenue
                  Anticipation Notes (Series 1995), 4.26% TRANs,
                  6/28/1996                                                  NR(3)         1,418,711
                  ------------------------------------------------------
  2,588,850       Woodland Hills School District, PA, 4.21% TRANs,
                  6/28/1996                                                    NR          2,589,819
                  ------------------------------------------------------                ------------
                  Total                                                                  304,856,354
                  ------------------------------------------------------                ------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                    RATING*        VALUE
-----------       ------------------------------------------------------   ----------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                  PUERTO RICO--0.2%
                  ------------------------------------------------------
$   600,000       Puerto Rico Government Development Bank Weekly VRDNs
                  (Credit Suisse, Zurich LOC)                                 A-1+      $    600,000
                  ------------------------------------------------------                ------------
                  TOTAL INVESTMENTS, AT AMORTIZED COST(A)                               $305,456,354
                  ------------------------------------------------------                ------------


Securities that are subject to the Alternative Minimum Tax represent 56.5% of the portfolio as calculated based upon total portfolio market value.

 * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($307,191,765) at October 31, 1995.



PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

The following acronym(s) are used throughout this portfolio:

AMBAC  -- American Municipal Bond Assurance Corporation
BANs   -- Bond Anticipation Notes
CGIC   -- Capital Guaranty Insurance Corporation
CP     -- Commercial Paper
GANs   -- Grant Anticipation Notes
GO     -- General Obligation
HDA    -- Hospital Development Authority
IDA    -- Industrial Development Authority
IDRB   -- Industrial Development Revenue Bond
INS    -- Insured
LIQ    -- Liquidity Agreement
LOC    -- Letter of Credit
PCR    -- Pollution Control Revenue
PLC    -- Public Limited Company
PRF    -- Prerefunded
RANs   -- Revenue Anticipation Notes
TANs   -- Tax Anticipation Notes
TOBs   -- Tender Option Bonds
TRANs  -- Tax and Revenue Anticipation Notes
VHA    -- Veterans Housing Administration
VRDNs  -- Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)


PENNSYLVANIA MUNICIPAL CASH TRUST

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Investments in securities, at amortized cost and value                             $305,456,354
-------------------------------------------------------------------------------
Cash                                                                                    302,320
-------------------------------------------------------------------------------
Income receivable                                                                     2,170,862
-------------------------------------------------------------------------------
Receivable for shares sold                                                                2,272
-------------------------------------------------------------------------------    ------------
     Total assets                                                                   307,931,808
-------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------
Payable for shares redeemed                                               1,505
--------------------------------------------------------------------
Income distribution payable                                             634,420
--------------------------------------------------------------------
Accrued expenses                                                        104,118
--------------------------------------------------------------------   --------
     Total liabilities                                                                  740,043
-------------------------------------------------------------------------------    ------------
NET ASSETS for 307,191,765 shares outstanding                                      $307,191,765
-------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES:
-------------------------------------------------------------------------------
$276,407,484 / 276,407,484 shares outstanding                                             $1.00
-------------------------------------------------------------------------------    ------------
CASH SERIES SHARES:
-------------------------------------------------------------------------------
$28,255,264 / 28,255,264 shares outstanding                                               $1.00
-------------------------------------------------------------------------------    ------------
INSTITUTIONAL SHARES:
-------------------------------------------------------------------------------
$2,529,017 / 2,529,017 shares outstanding                                                 $1.00
-------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


PENNSYLVANIA MUNICIPAL CASH TRUST

STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------
Interest                                                                                     $11,660,838
---------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                      $1,445,400
-----------------------------------------------------------------------
Administrative personnel and services fee                                       218,834
-----------------------------------------------------------------------
Custodian fees                                                                   54,452
-----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                         51,317
-----------------------------------------------------------------------
Directors'/Trustees' fees                                                         1,626
-----------------------------------------------------------------------
Auditing fees                                                                    14,983
-----------------------------------------------------------------------
Legal fees                                                                        3,910
-----------------------------------------------------------------------
Portfolio accounting fees                                                        67,074
-----------------------------------------------------------------------
Distribution services fee--Cash Series Shares                                    96,501
-----------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                          661,792
-----------------------------------------------------------------------
Shareholder services fee--Cash Series Shares                                     60,313
-----------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                      596
-----------------------------------------------------------------------
Share registration costs                                                         42,662
-----------------------------------------------------------------------
Printing and postage                                                             15,292
-----------------------------------------------------------------------
Insurance premiums                                                                6,469
-----------------------------------------------------------------------
Miscellaneous                                                                     5,970
-----------------------------------------------------------------------      ----------
    Total expenses                                                            2,747,191
-----------------------------------------------------------------------
Waivers--
-----------------------------------------------------------------------
  Waiver of investment advisory fee                           $(222,841)
-----------------------------------------------------------
  Waiver of distribution services fee--Cash Series Shares       (44,624)
-----------------------------------------------------------
  Waiver of shareholder services fee--Institutional Service
  Shares                                                       (496,060)
-----------------------------------------------------------
  Waiver of shareholder services fee--Cash Series Shares         (1,766)
-----------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares         (596)
-----------------------------------------------------------   ---------
    Total waivers                                                              (765,887)
-----------------------------------------------------------------------      ----------
         Net expenses                                                                          1,981,304
---------------------------------------------------------------------------------------      -----------
              Net investment income                                                          $ 9,679,534
---------------------------------------------------------------------------------------      -----------


(See Notes which are an integral part of the Financial Statements)


PENNSYLVANIA MUNICIPAL CASH TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    YEAR ENDED OCTOBER 31,
                                                                -------------------------------
                                                                    1995              1994
                                                                -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------
Net investment income                                           $   9,679,534     $   6,997,846
-------------------------------------------------------------   -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------
Distributions from net investment income
-------------------------------------------------------------
  Institutional Service Shares                                     (8,951,830)       (6,625,711)
-------------------------------------------------------------
  Cash Series Shares                                                 (718,640)         (372,135)
-------------------------------------------------------------
  Institutional Shares                                                 (9,064)                0
-------------------------------------------------------------   -------------     -------------
     Change in net assets resulting from distributions to
     shareholders                                                  (9,679,534)       (6,997,846)
-------------------------------------------------------------   -------------     -------------
SHARE TRANSACTIONS--
-------------------------------------------------------------
Proceeds from sale of shares                                    1,028,950,579       800,515,592
-------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
  of distributions declared                                         2,339,163         1,321,124
-------------------------------------------------------------
Cost of shares redeemed                                          (971,610,388)     (891,403,705)
-------------------------------------------------------------   -------------     -------------
     Change in net assets resulting from share transactions        59,679,354       (89,566,989)
-------------------------------------------------------------   -------------     -------------
          Change in net assets                                     59,679,354       (89,566,989)
-------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------
Beginning of period                                               247,512,411       337,079,400
-------------------------------------------------------------   -------------     -------------
End of period                                                   $ 307,191,765     $ 247,512,411
-------------------------------------------------------------   -------------     -------------


(See Notes which are an integral part of the Financial Statements)


PENNSYLVANIA MUNICIPAL CASH TRUST

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------
(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of fifteen non-diversified portfolios. The financial statements included herein are only those of Pennsylvania Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares, Cash Series Shares and Institutional Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1995, 75.5% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or


PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     supported (backed) by a letter of credit for any one institution or agency does not exceed 11.7% of total investments.
     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1995, capital paid-in aggregated $307,191,765.

Transactions in shares were as follows:

                                                                     YEAR ENDED OCTOBER 31,
                                                                  -----------------------------
                 INSTITUTIONAL SERVICE SHARES                         1995             1994
---------------------------------------------------------------   ------------     ------------
Shares sold                                                        940,400,092      749,671,233
---------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                           1,631,397          937,173
---------------------------------------------------------------
Shares redeemed                                                   (894,784,261)    (839,966,777)
---------------------------------------------------------------   ------------     ------------
  Net change resulting from Institutional Service share
  transactions                                                      47,247,228      (89,358,371)
---------------------------------------------------------------   ------------     ------------

                                                                     YEAR ENDED OCTOBER 31,
                                                                  -----------------------------
                      CASH SERIES SHARES                              1995             1994
---------------------------------------------------------------   ------------     ------------
Shares sold                                                         85,377,025       50,844,359
---------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                             705,513          383,951
---------------------------------------------------------------
Shares redeemed                                                    (76,179,429)     (51,436,928)
---------------------------------------------------------------   ------------     ------------
  Net change resulting from Cash Series share transactions           9,903,109         (208,618)
---------------------------------------------------------------   ------------     ------------

                                                                     YEAR ENDED OCTOBER 31,
                                                                  -----------------------------
                     INSTITUTIONAL SHARES                           1995(A)            1994
---------------------------------------------------------------   ------------     ------------
Shares sold                                                          3,173,462                0
---------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                               2,253                0
---------------------------------------------------------------
Shares redeemed                                                       (646,698)               0
---------------------------------------------------------------   ------------     ------------
  Net change resulting from Institutional share transactions         2,529,017                0
---------------------------------------------------------------   ------------     ------------
     Net change resulting from share transactions                   59,679,354      (89,566,989)
---------------------------------------------------------------   ------------     ------------


(a) For the period from August 23, 1995 (date of initial public investment) to October 31, 1995.

PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series shares. The Plan provides that the Fund may incur distribution expenses up to .40 of 1% of the average daily net assets of the Cash Series Shares, annually to compensate FSC.
The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS,") the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion. For the fiscal year ended October 31, 1995, the Institutional Shares fully waived its shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

INTERFUND TRANSACTIONS--During the period ended October 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/or common Officers. These transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $488,240,000 and $437,690,000 respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors of the above companies.



REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of

FEDERATED MUNICIPAL TRUST
(Pennsylvania Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of Pennsylvania Municipal Cash
Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended and the financial highlights (see pages 2, 15 and 16 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pennsylvania Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 15, 1995


ADDRESSES
--------------------------------------------------------------------------------

Pennsylvania Municipal Cash Trust
                Institutional Shares                                Federated Investors Tower
                                                                    Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                          Federated Investors Tower
                                                                    Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                                Federated Investors Tower
                                                                    Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                               P.O. Box 8600
                Trust Company                                       Boston, MA 02266-8600
-------------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Services Company                          P.O. Box 8600
                                                                    Boston, MA 02266-8600
-------------------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                                 2100 One PPG Place
                                                                    Pittsburgh, PA 15222
-------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      PENNSYLVANIA MUNICIPAL
                                      CASH TRUST
                                      INSTITUTIONAL SHARES
                                      PROSPECTUS

                                      A Non-Diversified Portfolio of Federated
                                      Municipal Trust, an Open-End Management
                                      Investment Company

                                      Prospectus dated December 31, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779

      CUSIP 314229717
      G00214-01-IS (12/95)
(LOGO)

                      PENNSYLVANIA MUNICIPAL CASH TRUST
                  (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                              CASH SERIES SHARES
                             INSTITUTIONAL SHARES
                         INSTITUTIONAL SERVICE SHARES
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectuses of Pennsylvania Municipal Cash Trust (the "Fund"), a portfolio of Federated Municipal Trust ( the "Trust") dated December 31, 1995. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-235-4669.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779

                        Statement dated December 31, 1995












           Federated Securities Corp.

           Distributor
           A subsidiary of FEDERATED INVESTORS



TABLE OF CONTENTS



INVESTMENT POLICIES              1

 ACCEPTABLE INVESTMENTS          1
 PARTICIPATION INTERESTS         1
 MUNICIPAL LEASES                1
 RATINGS                         1
 WHEN-ISSUED AND DELAYED DELIVERY
  TRANSACTIONS                   1
 REPURCHASE AGREEMENTS           2
 CREDIT ENHANCEMENT              2
PENNSYLVANIA INVESTMENT RISKS    2

INVESTMENT LIMITATIONS           2

FEDERATED MUNICIPAL TRUST MANAGEMENT
                                 6

 THE FUNDS                      10
 SHARE OWNERSHIP                11
 TRUSTEES COMPENSATION          12
 TRUSTEE LIABILITY              12
INVESTMENT ADVISORY SERVICES    13

 INVESTMENT ADVISER             13
 ADVISORY FEES                  13
BROKERAGE TRANSACTIONS          13

OTHER SERVICES                  14

 FUND ADMINISTRATION            14



 CUSTODIAN AND PORTFOLIO
  RECORDKEEPER                  14
 TRANSFER AGENT                 14
 INDEPENDENT PUBLIC ACCOUNTANTS 14



DISTRIBUTION PLAN AND
SHAREHOLDER SERVICES AGREEMENT  14

DETERMINING NET ASSET VALUE     15

REDEMPTION IN KIND              15

MASSACHUSETTS PARTNERSHIP LAW   15

THE FUND'S TAX STATUS           15

PERFORMANCE INFORMATION         15

 YIELD                          16
 EFFECTIVE YIELD                16
 TAX-EQUIVALENT YIELD           16
 TAX-EQUIVALENCY TABLE          17
 TOTAL RETURN                   17
 PERFORMANCE COMPARISONS        18
ABOUT FEDERATED INVESTORS       18

 MUTUAL FUND MARKET             18
 INSTITUTIONAL CLIENTS          18
 TRUST ORGANIZATIONS            18
 BROKER/DEALERS AND BANK
  BROKER/DEALER
  SUBSIDIARIES                  19
APPENDIX                        20



INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security, the issuer of any demand feature applicable to the security, or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing participation interests having a seven day demand feature, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities. MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Board of Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or FIN-1+, FIN-1, or FIN-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The



Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, brokers/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
PENNSYLVANIA INVESTMENT RISKS

The Fund invests in obligations of Pennsylvania (the "Commonwealth") issuers which result in the Fund's performance being subject to risks associated with the overall conditions present within the Commonwealth. The following information is a brief summary of the prevailing economic conditions and general summary of the Commonwealth's financial condition. This information is based on official statements relating to securities that are believed to be reliable but should not be considered as a complete description of all relevant information.
Pennsylvania's fiscal operations have greatly improved since the $1.1 billion deficit in 1991. The Commonwealth completed fiscal 1995 with a $540 million surplus, a $204 million increase from the previous year. Of the total 1995 surplus, $111 million was transferred to the Tax Stablization Reserve Fund or "Rainy Day" Fund and $429 million was applied to the fiscal 1996 budgets. The main themes of the 1996 operating budget are business tax cuts and controlled social services spending. In addition, the Governor's budget hopes to build up Pennsylvania's "Rainy Day" Fund to as much as 3% of expenditures in coming years.
Pennsylvania's economic base is mature but substantial. However, the Commonwealth's historical over-dependence upon manufacturing and mining continues to leave it vulnerable to cyclical economic trends. Recent data shows improvement in employment diversification, however, employment growth still lags the nation. In addition, population growth, as in many industrial states, has remained motionless.
The overall credit quality of the Commonwealth is further demonstrated by its debt ratings. Pennsylvania maintains an A-1 rating by Moody's Investors Service, Inc. that has been in effect since 1986. Standard & Poor's Ratings Group rates the Commonwealth AA - ; this has remained since 1985.
The Fund's concentration in securities issued by the Commonwealth and its political subdivisions provides a greater level of risk than a fund whose assets are diversified across numerous states and municipal issuers. The ability of the Commonwealth or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the Commonwealth; and the underlying fiscal condition of the Commonwealth, its counties, and its municipalities.



INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for the clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.
The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.
DIVERSIFICATION OF INVESTMENTS
At the close of each quarter of each fiscal year, no more than 25% of the Fund's total assets will be invested in the securities of a single issuer, but, with regard to at least 50% of the Fund's total assets, no more than 5% of the Fund's total assets are to be invested in securities of a single issuer.



Under this limitation, each governmental subdivision, including states, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the government body creating it and the security is backed only by its own assets and revenues.
Industrial development bonds backed only by the assets and revenues of a nongovernmental issuer are considered to be issued solely by that issuer. If in the case of an industrial development bond or government-issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.
LENDING CASH OR SECURITIES
The Fund will not lend any of its assets except that it may acquire publicly or non publicly issued Pennsylvania municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies and limitations.
INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
PORTFOLIO TRADING
The Fund will invest in securities for income earnings rather than trading for profit. The Fund will not vary its investments, except to: (i) eliminate unsafe investments and investments not consistent with the preservation of the capital or the tax status of the investments of the Fund; (ii) honor redemption orders, meet anticipated redemption requirements, and negate gains from discount purchases; (iii) maintain a constant net asset value per unit pursuant to, and in compliance with, an order or rule of the United States Securities and Exchange Commission; (iv) reinvest the earnings from securities in like securities; or (v) defray normal administrative expenses (the "Pennsylvania Investment Restrictions").
CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.



The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities. INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers (including companies responsible for paying principal and interest on industrial development bonds) which have records of less than three years of continuous operations, including the operation of any predecessor.
INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.



INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its ability to participate in volume transactions will be to the benefit of the Fund.



FEDERATED MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee



Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.






James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA



Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Glen R. Johnson *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.




Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee



Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.





J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research



Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


 Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.




David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Vice President, Federated Administrative Services; Treasurer of some of the Funds.





John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and



Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
THE FUNDS
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 3-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series;



Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.


SHARE OWNERSHIP
Officers and Trustees own less than 1% of the Trust`s outstanding shares.
As of December 4, 1995, the following shareholder(s) of record owned 5% or more of the outstanding Cash Series Shares of the Fund: BHC Securities, Inc., Philadelphia, Pennsylvania, owned approximately 7,058,388 shares (35.87%).
As of December 4, 1995, the following shareholder(s) of record owned 5% or more of the outstanding Institutional Service Shares of the Fund: Meridian Asset Management, Reading, Pennsylvania, owned approximately 30,035,618 shares (10.07%); ACO, Pittsburgh, Pennsylvania, owned approximately 18,367,433 shares (6.16%); Keystone Financial, Inc., Altoona, Pennsylvania, owned approximately 28,420,134 shares (9.53%); Keystone Financial Inc., Altoona, Pennsylvania, owned approximately 28,420,134 shares (9.53%); Anderson & Co., Philadelphia, Pennsylvania, owned approximately 60,494,809 shares (20.28%); Saxon & Co.,



Philadelphia, Pennsylvania, owned approximately 17,034,070 shares (5.71%); and Mellon Bank Capital Markets, Pittsburgh, Pennsylvania, owned approximately 15,973,393 shares (5.35%).
As of December 4, 1995, the following shareholder(s) of record owned 5% or more of the outstanding Institutional Shares of the Fund: B B Securities, Blue Ball, Pennsylvania, Pennsylvania, owned approximately 1,486,153 shares (33.30%); Dickey & Co., Somerset, Pennsylvania, owned approximately 1,036,220 shares (23.22%); Boht & Company, Hanover, Pennsylvania, owned approximately 849,086 shares (19.03%); Kish Bank Asset Management, Reedsville, Pennsylvania, owned approximately 286,622 shares (6.42%); and Douglas J. and Carol S. MacPhail, Jt Wros, Sewickley, Pennsylvania, owned approximately 323, 455 shares (7.25%).


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
CORPORATION      CORPORATION*#      FROM FUND COMPLEX +


John F. Donahue, $0        $0 for the Fund and
Chairman and Director         68 other investment companies in the Fund
Complex
Thomas G. Bigley,$2,458    $20,688 for the Fund and
Director                   49 other investment companies in the Fund Complex
John T. Conroy,  $3,520    $117,202 for the Fund and



Director                   64 other investment companies in the Fund Complex
William J. Copeland,       $3,520  $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
James E. Dowd,   $3,520    $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.,   $3,266  $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex
Edward L. Flaherty, Jr.,   $3,520  $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
Peter E. Madden, $2,757    $90,563 for the Fund and
Director                   64 other investment companies in the Fund Complex
Gregor F. Meyer, $3,166    $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex
John E. Murray, Jr.,       $1,762  $0 for the Fund and
Director                   64 other investment companies in the Fund Complex
Wesley W. Posvar,$3,166    $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex
Marjorie P. Smuts,         $3,166  $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex


*Information is furnished for the fiscal year ended October 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of 15 portfolios.
+The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust. ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus.
For the fiscal years ended October 31, 1995, 1994, and 1993, the adviser earned $1,445,400, $1,617,472, and $1,740,351, respectively, of which
$222,841, $53,564, and $415,874, respectively, was voluntarily waived.
  STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended October 31, 1995, 1994, and 1993, the Fund paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Fund's Administrator. (For purposes of this Statement of Additional Information,



Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators".) For the fiscal year ended October 31, 1995, the Administrators collectively earned $218,834. For the fiscal years ended October 31, 1994 and 1993, Federated Administrative Services, Inc. earned $274,571 and $338,801. Dr. Henry J. Gailliot, an officer of Federated Management, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. TRANSFER AGENT
As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, and number of accounts and transactions made by shareholders. INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT

With respect to Cash Series Shares, the Fund had adopted a Distribution Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. Additionally, the Fund has adopted a Shareholder Service Agreement with respect to Cash Series Shares, Institutional Shares, and Institutional Service Shares.



These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, the Trustees expect Cash Series Shares will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include:
(1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; and (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal year ended October 31, 1995, Cash Series Shares made payments in the amount of $96,501 pursuant to the Distribution Plan, of which $44,624 was voluntarily waived. In addition, for this period, Cash Series Shares paid



Shareholder Services fees in the amount of $60,313, of which $1,766 was volutarily waived.
For the fiscal period ended October 31, 1995, Institutional Shares paid
Shareholder Services fees in the amount of $596      of which $596 was
voluntarily waived.
For the fiscal period ended October 31, 1995, Institutional Service Shares paid Shareholder Services fees in the amount of $661,792, of which $496,060 was voluntarily waived.
DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value. REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.



YIELD
The Fund calculates its yield based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
For the seven-day period ended October 31, 1995, the yields for Cash Series Shares, Institutional Shares, and Institutional Service Shares were 3.00%, 3.60%, and 3.40%, respectively.
EFFECTIVE YIELD
The Fund calculates its effective yield by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
For the seven-day period ended October 31, 1995, the effective yields for Cash Series Shares, Institutional Shares, and Institutional Service Shares were 3.04%, 3.66%, and 3.46%, respectively.
TAX-EQUIVALENT YIELD
The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% tax rate (the maximum effective federal rate for individuals) and assuming that income is 100% exempt.



For the seven-day period ended October 31, 1995, the tax-equivalent yields for Cash Series Shares, Institutional Shares, and Institutional Service Shares were 4.99%, 5.96%, and 5.63%, respectively.


TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.
                        TAXABLE YIELD EQUIVALENT FOR 1995
                              STATE OF PENNSYLVANIA

                  COMBINED FEDERAL AND STATE INCOME TAX BRACKET:

              17.80%   30.80%    33.80%     38.80%      42.40%


    JOINT       $1-  $39,001-   $94,251-   $143,601-     OVER
    RETURN    39,000  94,250    143,600     256,500    256,500

    SINGLE      $1-  $23,351-   $56,550-   $117,951-     OVER
    RETURN    23,350  56,550    117,950     256,500    $256,500

    TAX-EXEMPT
    YIELD                       TAXABLE YIELD EQUIVALENT




     1.50%     1.82%    2.17%     2.27%      2.45%       2.60%
     2.00%     2.43%    2.89%     3.02%      3.27%       3.47%
     2.50%     3.04%    3.61%     3.78%      4.08%       4.34%
     3.00%     3.65%    4.34%     4.53%      4.90%       5.21%
     3.50%     4.26%    5.06%     5.29%      5.27%       6.08%
     4.00%     4.87%    5.78%     6.04%      6.54%       6.94%
     4.50%     5.47%    6.50%     6.80%      7.35%       7.81%
     5.00%     6.08%    7.23%     7.55%      8.17%       8.68%
     5.50%     6.69%    7.95%     8.31%      8.99%       9.55%
     6.00%     7.30%    8.67%     9.06%      9.80%      10.42%

    NOTE: THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE TAXABLE YIELD EQUIVALENT. FURTHERMORE, ADDITIONAL STATE AND LOCAL TAXES PAID ON COMPARABLE TAXABLE INVESTMENTS WERE NOT USED TO INCREASE FEDERAL DEDUCTIONS.
The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.
*Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
Cash Series Shares average annual total returns for the one-year period ended October 31, 1995 and for the period from January 25, 1991 (date of initial public investment) through October 31, 1995 were 3.02% and 2.67%, respectively.
Institutional Shares cumulative total return for the period from August 23, 1995(date of initial public investment) through October 31, 1995 was 1.03%. Institutional Service Shares average annual total returns for the one-year period ended October 31, 1995 and for the period from November 21, 1989 (date of initial public investment) through October 31, 1995 were 3.44% and 3.56%, respectively


PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   O LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.



   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated Investors managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors's equity and high yield corporate bond management while William D. Dawson,



Executive Vice President, oversees Federated Investors's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors's international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Investors funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated Investors mutual funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms-- supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.




*Source:  Investment Company Institute


APPENDIX


STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1      Very strong or strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2      Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.) COMMERCIAL PAPER (CP) RATINGS



An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1       This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+)
   designation.
A-2       Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA  Debt rated "AAA" has the highest rating assigned by S&P.  Capacity to pay
interest and   repay principal is extremely strong.
AA   Debt rate "AA" has a very strong capacity to pay interest and repay
principal and differs    from the highest    rated issues only in small
degree.
A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODY'S INVESTORS SERVICE, INC.
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG1      This designation denotes best quality.  There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.



MIG2      This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.


VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
COMMERCIAL PAPER (CP) RATINGS
P-1            Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity
P-2            Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA            Bonds which are rated AAA are judged to be of the best quality.
     They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes is can be visualized are most unlikely to impair the fundamentally strong position
     of   such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or
     fluctuation of protective elements      may be of greater amplitude or
     there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.



NR(1)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AAA" by S&P or "AAA" by Moody's.
NR(2)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "AA" by Moody's.
NR(3)     The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.





















314229881
314229717
314229204




--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MINNESOTA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
CASH SERIES SHARES
PROSPECTUS

The Cash Series Shares of Minnesota Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Minnesota municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Minnesota, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and the regular personal income taxes imposed by the State of Minnesota consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--CASH SERIES SHARES                                       2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Minnesota Municipal Securities                                               6
  Investment Risks                                                             6
  Non-Diversification                                                          7
  Investment Limitations                                                       7

FUND INFORMATION                                                               7
------------------------------------------------------

  Management of the Fund                                                       7
  Distribution of Cash Series Shares                                           8
  Administration of the Fund                                                   9

NET ASSET VALUE                                                                9
------------------------------------------------------

HOW TO PURCHASE SHARES                                                        10
------------------------------------------------------

  Special Purchase Features                                                   11

HOW TO REDEEM SHARES                                                          11
------------------------------------------------------

  Special Redemption Features                                                 12

ACCOUNT AND SHARE INFORMATION                                                 12
------------------------------------------------------

TAX INFORMATION                                                               13
------------------------------------------------------

  Federal Income Tax                                                          13
  State and Local Taxes                                                       14

OTHER CLASSES OF SHARES                                                       14
------------------------------------------------------

PERFORMANCE INFORMATION                                                       15
------------------------------------------------------

FINANCIAL HIGHLIGHTS--INSTITUTIONAL
  SHARES                                                                      16
------------------------------------------------------

FINANCIAL STATEMENTS                                                          17
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                                                 33
------------------------------------------------------

ADDRESSES                                                                     34
------------------------------------------------------

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                      CASH SERIES SHARES
                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)........................................              None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)........................................              None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)......................              None
Redemption Fee (as a percentage of amount redeemed, if applicable)...........              None
Exchange Fee.................................................................              None
                                   ANNUAL OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver)(1).............................................             0.13%
12b-1 Fee (after waiver)(2)..................................................             0.25%
Total Other Expenses.........................................................             0.42%
  Shareholder Services Fee...................................................    0.25%
     Total Operating Expenses(3).............................................             0.80%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The maximum 12b-1 fee is 0.50%.

(3) The total operating expenses in the table above are based on expenses expected during the fiscal year ending October 31, 1996. The operating expense were 0.70% for the fiscal year ended October 31, 1995 and would have been 1.32% absent the voluntary waivers of a portion of the management fee, a portion of the 12b-1 fee and a portion of the shareholder services fee.

  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Cash Series Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                      EXAMPLE                       1 year  3 years 5 years 10 years
-------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period........ $    8 $    26  $   44  $    99


  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MINNESOTA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--CASH SERIES SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants, on page 33.

                                                            YEAR ENDED OCTOBER 31,
                                              --------------------------------------------------
                                               1995       1994       1993       1992      1991(A)
                                              ------     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD          $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------
  Net investment income                         0.03       0.02       0.02       0.03       0.04
------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------
  Distributions from net investment income     (0.03)     (0.02)     (0.02)     (0.03)     (0.04)
------------------------------------------    ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD                $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
------------------------------------------    ------     ------     ------     ------     ------
TOTAL RETURN (B)                                3.41%      2.17%      2.02%      2.78%      3.60%
------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------
  Expenses                                      0.70%      0.71%      0.71%      0.71%      0.64%*
------------------------------------------
  Net investment income                         3.37%      2.15%      2.01%      2.75%      4.11%*
------------------------------------------
  Expense waiver/reimbursement (c)              0.62%      0.61%      0.44%      0.44%      0.59%*
------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------
  Net assets, end of period (000 omitted)     $131,471   $94,335    $67,521    $75,044    $69,747
------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from January 7, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to the Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Cash Series Shares and Institutional Shares. This prospectus relates only to Cash Series Shares of the Fund, which are designed primarily for retail customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in short-term Minnesota municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Minnesota taxpayers because it invests in municipal securities of that state. A minimum initial investment of $10,000 within a 90-day period is required.
The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and the regular personal income taxes imposed by the State of Minnesota consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of Minnesota municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, the Fund invests its assets so that (1) at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and Minnesota regular personal income tax ("exempt interest dividends"); and (2) at least 95% of the exempt interest dividends that the Fund pays to its shareholders will derive interest income from Minnesota municipal obligations. The remaining 5% of such exempt interest dividends paid to shareholders will derive either from interest income on Minnesota municipal securities or interest income which is exempt from both federal regular and Minnesota regular personal income taxes. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Minnesota and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and Minnesota state income tax imposed upon non-corporate taxpayers ("Minnesota Municipal Securities"). Examples of Minnesota Municipal Securities include, but are not limited to:

     - tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

     - bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

     - municipal commercial paper and other short-term notes;

     - variable rate demand notes;

     - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

     - participation, trust and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     PARTICIPATION INTERESTS. The Fund may purchase interests in Minnesota Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Minnesota Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.

The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Minnesota Municipal Securities is subject to the federal alternative minimum tax.

MINNESOTA MUNICIPAL SECURITIES
Minnesota Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Minnesota Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Minnesota Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Minnesota Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Minnesota Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Minnesota Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Minnesota Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Minnesota Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Minnesota Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

NON-DIVERSIFICATION

The Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF CASH SERIES SHARES

Federated Securities Corp. is the principal distributor for Cash Series Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of .50 of 1% of the average daily net assets of Cash Series Shares to finance any activity which is principally intended to result in the sale of Cash Series Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Distribution Plan is a compensation-type Plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Cash Series Shares under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of Cash Series Shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholders Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Cash Series Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

                            AVERAGE AGGREGATE
 MAXIMUM FEE                DAILY NET ASSETS
--------------    -------------------------------------
  .15 of 1%             on the first $250 million
  .125 of 1%            on the next $250 million
  .10 of 1%             on the next $250 million
  .075 of 1%       on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $10,000 or more within a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 1:00 p.m. (Eastern time). The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Minnesota Municipal Cash Trust , Cash Series Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK.  Shares may be purchased by sending a check to:
Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Minnesota Municipal Cash Trust--Cash Series Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. If shares certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings and loan association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the checkwriting program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $10,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each shareholder has one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

As of December 4, 1995, Resource Bank & Trust Co., Minneapolis, MN, and Var & Co., St. Paul, MN, owned 25.57% and 49.63%, respectively, of the voting securities of the Fund's Institutional Shares and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Minnesota. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

MINNESOTA TAXES. Under existing Minnesota laws, distributions made by the Fund will be exempt from Minnesota regular personal income taxes provided that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and provided further that 95% of such distributions are derived from interest on obligations issued by the State of Minnesota or any of its political or governmental subdivisions, municipalities, or governmental agencies or instrumentalities. Distributions made by the Fund will also be exempt to the extent that they are derived from interest on federal obligations and are reported federally as dividend income by shareholders. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Minnesota regular personal income taxes. Dividends of the Fund are not exempt from Minnesota corporate income taxes.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Institutional Shares. Institutional Shares are sold at net asset value primarily to financial institutions acting in a fiduciary capacity and are subject to a minimum initial investment of $25,000 over a 90-day period.

All classes are subject to certain of the same expenses.

Institutional Shares are distributed with no 12b-1 fees but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-235-4669.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return, yield, effective yield, and tax-equivalent yield for shares. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the shares' tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

MINNESOTA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 33.

                                                               YEAR ENDED OCTOBER 31,
                                         -------------------------------------------------------------------
                                          1995        1994        1993        1992        1991       1990(A)
                                         ------      ------      ------      ------      ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD     $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
--------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------
  Net investment income                    0.04        0.03        0.02        0.03        0.05        0.01
--------------------------------------
LESS DISTRIBUTIONS
--------------------------------------
  Distributions from net investment
  income                                  (0.04)      (0.03)      (0.02)      (0.03)      (0.05)      (0.01)
--------------------------------------   ------      ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD           $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
--------------------------------------   ------      ------      ------      ------      ------      ------
TOTAL RETURN (B)                           3.82%       2.58%       2.43%       3.19%       4.89%       0.90%
--------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------
  Expenses                                 0.30%       0.31%       0.31%       0.31%       0.30%       0.01%*
--------------------------------------
  Net investment income                    3.77%       2.55%       2.40%       3.10%       4.73%       6.45%*
--------------------------------------
  Expense waiver/reimbursement (c)         0.52%       0.34%       0.34%       0.33%       0.43%       0.69%*
--------------------------------------
SUPPLEMENTAL DATA
--------------------------------------
  Net assets, end of period (000
  omitted)                               $212,392    $159,704    $165,865    $245,168    $124,603    $75,904
--------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from September 10, 1990 (date of initial public investment) to October 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

MINNESOTA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
  AMOUNT                                                                    RATING*       VALUE
----------- ----- -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--99.3%
-------------------------------------------------------------------------
                  MINNESOTA--99.0%
                  -------------------------------------------------------
$ 6,750,000       Anoka City, MN Solid Waste Disposal Authority, 3.85% CP
                  (United Power Associates)/(National Rural Utilities
                  Cooperative Finance Corp. GTD), Mandatory Tender
                  11/10/1995                                                VMIG1      $  6,750,000
                  -------------------------------------------------------
  2,050,000       Anoka, MN, Multifamily Housing Revenue Bonds Weekly
                  VRDNs (Walker Plaza Project)/(First Bank NA,
                  Minneapolis LOC)                                           A-1          2,050,000
                  -------------------------------------------------------
  3,880,000       Apple Valley, MN, IDRB (Series 1995) Weekly VRDNs (AV
                  Development Company Project)/(Firstar Bank, Minnesota
                  LOC)                                                       A-1          3,880,000
                  -------------------------------------------------------
  2,800,000       Baudette, MN, IDR (Series 1989) Weekly VRDNs (Reid
                  Powell, Inc.)/(Nationsbank of Georgia, N.A. LOC)           P-1          2,800,000
                  -------------------------------------------------------
  2,000,000       Becker, MN, PCR (Series 1993-B), 3.75% CP (Northern
                  States Power Co.), Mandatory Tender 1/25/1996             VMIG1         2,000,000
                  -------------------------------------------------------
  4,500,000       Becker, MN, PCR (Series 1993A & B), 3.80% CP (Northern
                  States Power Co.), Mandatory Tender 11/21/1995            VMIG1         4,500,000
                  -------------------------------------------------------
  4,000,000       Becker, MN, PCR (Series 1993A & B), 3.80% CP (Northern
                  States Power Co.), Mandatory Tender 11/22/1995            VMIG1         4,000,000
                  -------------------------------------------------------
  1,000,000       Bloomington, MN Port Authority, Special Tax Revenue
                  Refunding Bonds (Series 1994B) Weekly VRDNs (Mall of
                  America)/(FSA INS)/(Credit Local de France LIQ)            A-1+         1,000,000
                  -------------------------------------------------------
  3,600,000       Bloomington, MN, IDRB (Series 1995) Weekly VRDNs (Now
                  Technologies, Inc. Project)/(Norwest Bank Minnesota,
                  Minneapolis LOC)                                           A-1+         3,600,000
                  -------------------------------------------------------
  5,000,000       Bloomington, MN, Multi-Family Housing Weekly VRDNs
                  (Crowl Bloomington Apartments)/(Citibank NA, New York
                  LOC)                                                       P-1          5,000,000
                  -------------------------------------------------------
  3,490,000       Brooklyn Center, MN, ISD #286, 4.70% TANs (Minnesota
                  State GTD), 3/27/1996                                     NR(2)         3,491,332
                  -------------------------------------------------------


MINNESOTA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
  AMOUNT                                                                    RATING*       VALUE
----------- ----- -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------
                  MINNESOTA--CONTINUED
                  -------------------------------------------------------
$ 8,080,000       Burnsville, MN, Multi-Family Housing Weekly VRDNs
                  (Berkshire of Burnsville)/(Sumitomo Bank Ltd., Osaka
                  LOC)                                                       A-1       $  8,080,000
                  -------------------------------------------------------
  1,270,000       Chaska, MN IDA Weekly VRDNs (Laeration Industries)/
                  (Norwest Bank Minnesota, Minneapolis LOC)                  A-1+         1,270,000
                  -------------------------------------------------------
  1,900,000       Coon Rapids, MN Hospital Authority, (Series 1985)
                  Weekly VRDNs (Health Central System)/(First Bank NA,
                  Minneapolis LOC)                                           A-1          1,900,000
                  -------------------------------------------------------
  1,065,000       Crosby-Ironton, MN Independent School District No. 182,
                  GO Tax Anticipation Certificates of Indebtedness
                  (Series 1995A), 4.75% TANs (Minnesota State GTD),
                  3/22/1996                                                 NR(2)         1,065,194
                  -------------------------------------------------------
  5,500,000       Crystal, MN IDA Weekly VRDNs (Crystal Gallery Mall,
                  MN)/(Citibank NA, New York LOC)                            P-1          5,500,000
                  -------------------------------------------------------
 10,745,000       Dakota County & Washington County MN Housing &
                  Redevelopment Authority, Bloomington Mortgage Revenue,
                  5.75% TOBs (GNMA COL)/(Meridan Bank, Reading, PA LIQ),
                  Optional Tender 9/1/1996                                  NR(1)        10,896,281
                  -------------------------------------------------------
  1,835,000       Dakota County, MN Housing & Redevelopment Authority,
                  (Custodial Receipts), 5.10% TOBs (GNMA COL)/(Meridian
                  Bank, Reading, PA LIQ), Optional Tender 3/1/1996          NR(1)         1,835,000
                  -------------------------------------------------------
  3,000,000       Dakota County, Washington County & Anoka City, MN
                  Housing & Redevelopment Authority, (Custodial
                  Receipts)/(Series 1988), 4.35% TOBs (United States
                  Treasury COL)/(Meridian Bank, Reading, PA LIQ),
                  Optional Tender 11/1/1995                                 NR(1)         3,000,000
                  -------------------------------------------------------
  4,785,000       Duluth, MN, GO Certificate of Indebtedness (Series
                  1995), 5.00% TANs, 12/29/1995                             NR(3)         4,785,874
                  -------------------------------------------------------
  8,000,000       Eagan, MN, Multi-Family Housing (Series 1992A) Weekly
                  VRDNs (Cinnamon Ridge)/(Mellon Bank NA, Pittsburgh LOC)   VMIG1         8,000,000
                  -------------------------------------------------------


MINNESOTA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL                                                                  CREDIT
  AMOUNT                                                                    RATING*       VALUE
----------- ----- -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------
                  MINNESOTA--CONTINUED
                  -------------------------------------------------------
$   870,000       Eden Prairie, MN IDA, #194 Weekly VRDNs (Richard W.
                  Cohen Project)/(Norwest Bank Minnesota, Minneapolis
                  LOC)                                                       P-1       $    870,000
                  -------------------------------------------------------
    138,004       Eden Prairie, MN IDA, (Series 1987) Weekly VRDNs
                  (Minnesota Supply Co.)/(Norwest Bank Minnesota,
                  Minneapolis LOC)                                           P-1            138,004
                  -------------------------------------------------------
  1,200,000       Elk River, MN Weekly VRDNs (Tescom Project)/(Norwest
                  Bank Minnesota, Minneapolis LOC)                           P-1          1,200,000
                  -------------------------------------------------------
  5,000,000       Faribault, MN IDA, (Series 1988) Weekly VRDNs (Jerome
                  Foods)/(Norwest Bank Minnesota, Minneapolis LOC)           P-1          5,000,000
                  -------------------------------------------------------
  1,000,000       Hennepin Co. MN, (Series 1995C) Weekly VRDNs (Hennepin
                  Co. MN GTD)                                               NR(1)         1,000,000
                  -------------------------------------------------------
  2,500,000       Hubbard County, MN, Solid Waste Disposal (Series 1990)
                  Weekly VRDNs (Potlatch Corp.)/(Credit Suisse, Zurich
                  LOC)                                                       A-1+         2,500,000
                  -------------------------------------------------------
  4,000,000       Maple Grove, MN IDA, (Series 1991A) Weekly VRDNs (Eagle
                  Ridge, MN Apartments)/(Sumitomo Bank Ltd., Osaka LOC)      A-1          4,000,000
                  -------------------------------------------------------
  3,000,000       Maple Grove, MN IDA, (Series 1991B) Weekly VRDNs (Eagle
                  Ridge, MN Apartments)/(First Bank NA, Minneapolis LOC)     A-1          3,000,000
                  -------------------------------------------------------
  2,025,000       Maplewood, MN, Multi-Family Housing (Series 1993)
                  Weekly VRDNs (Silver Ridge Project)/(Federal Home Loan
                  Bank of Chicago LOC)                                       A-1+         2,025,000
                  -------------------------------------------------------
  2,640,000       Mendota Heights, MN, Multi-Family Revenue Bonds Weekly
                  VRDNs (Lexington Heights Apartments)/ (Sumitomo Bank
                  Ltd., Osaka LOC)                                           A-1          2,640,000
                  -------------------------------------------------------
  1,000,000       Metropolitan Council, MN, Minneapolis-St. Paul
                  Metropolitan Area (Series B), 5.50% Bonds, 12/1/1995      NR(1)         1,000,832
                  -------------------------------------------------------
  5,000,000       Minneapolis Special School District, MN, GO Tax
                  Anticipation Certificate of Indebtedness Independent
                  School District No 1, 5.75% TANs, 1/25/1996               SP-1+         5,007,196
                  -------------------------------------------------------


MINNESOTA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
  AMOUNT                                                                    RATING*       VALUE
----------- ----- -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------
                  MINNESOTA--CONTINUED
                  -------------------------------------------------------
$   715,000       Minneapolis, MN IDA Weekly VRDNs (JTJ Co.)/(First Bank
                  NA, Minneapolis LOC)                                       P-1       $    715,000
                  -------------------------------------------------------
  1,400,000       Minneapolis, MN, (Series 1989) Weekly VRDNs (Mt. Sinai
                  Medical Building Association)/(Norwest Bank Minnesota,
                  Minneapolis LOC)                                           A-1+         1,400,000
                  -------------------------------------------------------
  7,000,000       Minneapolis, MN, (Series 1995B) Weekly VRDNs              VMIG1         7,000,000
                  -------------------------------------------------------
  3,000,000       Minneapolis, MN, GO Bonds (Series 1995) Weekly VRDNs
                  (Arena Acquisition Project (MN))                           A-1+         3,000,000
                  -------------------------------------------------------
  3,870,000       Minneapolis, MN, Rental Housing Revenue Bonds (Series
                  1994A), 5.40% TOBs (Driftwood Apartments
                  Project)/(First Bank NA, Minneapolis LOC), Mandatory
                  Tender 11/1/1995                                           A-1          3,870,000
                  -------------------------------------------------------
  4,800,000   (a) Minneapolis/St. Paul MN Housing Finance Board, SFM
                  Revenue Bonds, Merlots (Series D), 4.375% TOBs (GNMA
                  COL)/(Meridan Bank, Reading, PA LIQ), Optional Tender
                  4/1/1996                                                  NR(1)         4,800,000
                  -------------------------------------------------------
  1,276,000       Minneapolis/St. Paul MN Housing Finance Board, Single
                  Family Mortgage Revenue Bonds, 4.625% TOBs (GNMA
                  COL)/(Meridian Bank, Reading, PA LIQ), Optional Tender
                  11/1/1995                                                 NR(1)         1,276,000
                  -------------------------------------------------------
  8,000,000       Minnesota State Commissioner of Iron Range Resources &
                  Rehabilitation, (Series 1991) Weekly VRDNs (Louisiana-
                  Pacific Corp.)/(Wachovia Bank of NC, NA, Winston-Salem
                  LOC)                                                       P-1          8,000,000
                  -------------------------------------------------------
  5,000,000       Minnesota State HFA, Single Family Mortgage Bonds
                  (Series V), 4.95% TOBs (Bayerische Landesbank
                  Girozentrale LOC), Mandatory Tender 12/14/1995             A-1+         5,000,000
                  -------------------------------------------------------
  3,800,000       Minnesota State Higher Education Coordinating Board,
                  (Series 1992A) Weekly VRDNs (First Bank NA, Minneapolis
                  LIQ)                                                      VMIG1         3,800,000
                  -------------------------------------------------------
  7,000,000       Minnesota State Higher Education Coordinating Board,
                  1992 (Series B) Weekly VRDNs (First Bank NA,
                  Minneapolis LIQ)                                          VMIG1         7,000,000
                  -------------------------------------------------------


MINNESOTA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL                                                                  CREDIT
  AMOUNT                                                                    RATING*       VALUE
----------- ----- -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------
                  MINNESOTA--CONTINUED
                  -------------------------------------------------------
$ 6,500,000       Minnesota State Higher Education Coordinating Board,
                  1992 (Series C) Weekly VRDNs (First Bank NA,
                  Minneapolis LIQ)                                          VMIG1      $  6,500,000
                  -------------------------------------------------------
 12,700,000       Minnesota State Higher Education Coordinating Board,
                  1992 (Series C) Weekly VRDNs (First Bank NA,
                  Minneapolis LIQ)                                          VMIG1        12,700,000
                  -------------------------------------------------------
  3,400,000       Minnesota State Higher Education Coordinating Board,
                  Supplemental Student Loan Program Variable Rate
                  Refunding Revenue Bonds (Series 1994A) Weekly VRDNs
                  (Norwest Bank Minnesota, Minneapolis LIQ)                 VMIG1         3,400,000
                  -------------------------------------------------------
  4,300,000       Minnesota State Higher Education Facility Authority
                  Weekly VRDNs (Carlton College)/(Swiss Bank Corp., Basle
                  LOC)                                                      VMIG1         4,300,000
                  -------------------------------------------------------
  5,925,000       Minnesota State, 7.00% Bonds (United States Treasury
                  PRF), 8/1/1996 (@100)                                     NR(1)         6,069,103
                  -------------------------------------------------------
 11,000,000       Minnesota Tax and Aid Anticipation Borrowing Program,
                  (Series 1995A), 4.25% TANs (Minnesota State GTD),
                  8/23/1996                                                 NR(2)        11,025,570
                  -------------------------------------------------------
  7,300,000       Minnesota Tax and Aid Anticipation Borrowing Program,
                  Certificates of Participation, Aid Anticipation Series
                  1995B, 4.30% TRANs (Minnesota State GTD), 9/13/1996       NR(2)         7,318,174
                  -------------------------------------------------------
  9,800,000       Minnetonka, MN, Multi-Family Housing Revenue Bonds
                  Weekly VRDNs (The Cliffs at Ridgedale)/(Citibank NA,
                  New York LOC)                                              A-1          9,800,000
                  -------------------------------------------------------
  5,900,000       Minnetonka, MN, Multifamily Housing Revenue Refunding
                  Bonds (Series 1995) Weekly VRDNs (Southampton
                  Apartments Project (MN))/(National Bank of Canada,
                  Montreal LOC)                                              P-1          5,900,000
                  -------------------------------------------------------
  1,300,000       New Brighton, MN, IDR Weekly VRDNs (Unicare Homes,
                  Inc.)/(Banque Paribas, Paris LOC)                          A-1          1,300,000
                  -------------------------------------------------------


MINNESOTA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL                                                                  CREDIT
  AMOUNT                                                                    RATING*       VALUE
----------- ----- -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------
                  MINNESOTA--CONTINUED
                  -------------------------------------------------------
$ 1,000,000       New Hope, MN IDRB, (Series 1994) Weekly VRDNs (Gaines
                  and Hanson Printing Co.)/(Norwest Bank Minnesota,
                  Minneapolis LOC)                                           A-1+      $  1,000,000
                  -------------------------------------------------------
  3,825,000       New Hope, MN Weekly VRDNs (Paddock Labs)/ (Norwest Bank
                  Minnesota, Minneapolis LOC)                                P-1          3,825,000
                  -------------------------------------------------------
  2,580,000       Olmsted County, MN Building Authority, Certificates of
                  Participation Weekly VRDNs (Human Services
                  Infrastructure)/(Sanwa Bank Ltd, Osaka LOC)                A-1+         2,580,000
                  -------------------------------------------------------
  2,600,000       Perham, MN IDA Weekly VRDNs (Land O' Lakes, Inc.)/
                  (Rabobank Nederland, Utrecht LOC)                          A-1+         2,600,000
                  -------------------------------------------------------
  1,365,000       Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/ (Norwest Bank
                  Minnesota, Minneapolis LOC)                                P-1          1,365,000
                  -------------------------------------------------------
  5,000,000       Plymouth, MN, IDRB (Series 1994) Weekly
                  VRDNs (Olympic Steel, Inc.)/(National City Bank,
                  Cleveland, OH LOC)                                         P-1          5,000,000
                  -------------------------------------------------------
  1,690,000       Port of Austin, MN Weekly VRDNs (Mower House
                  Color)/(Norwest Bank Minnesota, Minneapolis LOC)           P-1          1,690,000
                  -------------------------------------------------------
  6,500,000       Rochester, MN Health Care Facility Authority Weekly
                  VRDNs (Mayo Foundation)                                   VMIG1         6,500,000
                  -------------------------------------------------------
  4,000,000       Rochester, MN Health Care Facility Authority Weekly
                  VRDNs (Mayo Foundation)                                   VMIG1         4,000,000
                  -------------------------------------------------------
  2,000,000       Rochester, MN Health Care Facility Authority, (Series
                  C), 3.70% CP (Mayo Foundation), Mandatory Tender
                  11/16/1995                                                VMIG1         2,000,000
                  -------------------------------------------------------
  1,250,000       Rogers, MN IDA Weekly VRDNs (Metal Sales Manufacturing
                  Corp.)/(Society National Bank, Cleveland, OH LOC)          P-1          1,250,000
                  -------------------------------------------------------
  2,925,000       Rogers, MN IDA, Variable Rate Demand IDRB Weekly VRDNs
                  (DAC Development, LLC Project)/(Norwest Bank Minnesota,
                  Minneapolis LOC)                                           A-1+         2,925,000
                  -------------------------------------------------------


MINNESOTA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
  AMOUNT                                                                    RATING*       VALUE
----------- ----- -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------
                  MINNESOTA--CONTINUED
                  -------------------------------------------------------
$ 8,000,000       Shakopee, MN Hospital Finance Authority Weekly VRDNs
                  (St. Francis Regional Medical Center)/(Citibank NA, New
                  York LOC)                                                  A-1       $  8,000,000
                  -------------------------------------------------------
  2,000,000       Southern Minnesota Municipal Power Agency, 9.50% Bonds
                  (United States Treasury PRF), 1/1/1996                    NR(1)         2,055,531
                  -------------------------------------------------------
  7,000,000       St. Cloud, MN Hospital Facility Authority, (Series
                  1990A) Weekly VRDNs (St. Cloud Hospital)/(Kredietbank
                  N.V., Brussels LOC)                                        A-1+         7,000,000
                  -------------------------------------------------------
  1,735,000       St. Cloud, MN Housing & Redevelopment Authority,
                  Revenue Refunding Bonds (Series 1994A) Weekly VRDNs
                  (Coborn's Incorporated Project)/(Norwest Bank
                  Minnesota, Minneapolis LOC)                                A-1+         1,735,000
                  -------------------------------------------------------
  3,000,000       St. Cloud, MN Housing & Redevelopment Authority,
                  Revenue Refunding Bonds (Series 1994B) Weekly VRDNs
                  (Coborn's Incorporated Project)/(Norwest Bank
                  Minnesota, Minneapolis LOC)                                A-1+         3,000,000
                  -------------------------------------------------------
    250,000       St. Louis Park Hennepin County, MN, GO (Series 1987C)
                  Weekly VRDNs (Bayerische Vereinsbank AG, Munich LOC)      VMIG1           250,000
                  -------------------------------------------------------
  5,000,000       St. Paul, MN Housing & Redevelopment Authority Weekly
                  VRDNs (District Cooling St. Paul, Inc.)/
                  (Credit Local de France LOC)                               A-1+         5,000,000
                  -------------------------------------------------------
    500,000       St. Paul, MN Housing & Redevelopment Authority Weekly
                  VRDNs (United Way)/(First Bank NA, Minneapolis LOC)        A-1            500,000
                  -------------------------------------------------------
  2,350,000       St. Paul, MN Housing & Redevelopment Authority,
                  (Series 1994) Weekly VRDNs (Minnesota Children's
                  Museum)/(First Bank NA, Minneapolis LOC)                   A-1          2,350,000
                  -------------------------------------------------------
  2,000,000       St. Paul, MN Housing & Redevelopment Authority,
                  District Cooling Revenue Bonds (1995 Series I) Weekly
                  VRDNs (Credit Local de France LOC)                         P-1          2,000,000
                  -------------------------------------------------------
  7,250,000       St. Paul, MN Independent School District No. 625,
                  (Series A), 5.375% TANs, 3/28/1996                         MIG1         7,281,855
                  -------------------------------------------------------


MINNESOTA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
  AMOUNT                                                                    RATING*       VALUE
----------- ----- -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------
                  MINNESOTA--CONTINUED
                  -------------------------------------------------------
$ 4,600,000       St. Paul, MN Port Authority, (Series 1991) Weekly VRDNs
                  (West Gate Office)/(First Bank NA, Minneapolis LOC)        A-1       $  4,600,000
                  -------------------------------------------------------
  1,850,000       St. Peter, MN Independent School District #508, Aid
                  Anticipation Certificates of Indebtedness, 3.96% BANs
                  (Minnesota State GTD), 8/29/1996                          NR(2)         1,850,427
                  -------------------------------------------------------
  1,000,000       Steele County, MN, IDRB (Series 1994) Weekly VRDNs
                  (Blount, Inc.)/(Nationsbank of Georgia, N.A. LOC)          A-1          1,000,000
                  -------------------------------------------------------
  6,500,000       University of Minnesota, (Series F), 3.65% TOBs
                  (Regents of University of Minnesota), Optional Tender
                  2/1/1996                                                   A-1+         6,500,000
                  -------------------------------------------------------
 13,015,000       Washington County, MN Housing & Redevelopment
                  Authority, (Series 90) Weekly VRDNs (Granada Pond
                  Apartments)/(Sumitomo Bank Ltd., Osaka LOC)                A-1         13,015,000
                  -------------------------------------------------------
  1,490,000       Wells, MN, 5.00% TOBs (Stokely, Inc.)/(NBD Bank, NA,
                  Indianapolis LOC), Optional Tender 12/1/1995               A-1+         1,490,000
                  -------------------------------------------------------
  3,000,000       White Bear Lake, MN, (Series 1993) Weekly VRDNs (Taylor
                  Corp.)/(Norwest Bank Minnesota, Minneapolis LOC)           A-1+         3,000,000
                  -------------------------------------------------------
  5,180,000       White Bear, MN Weekly VRDNs (Thermoform Plastic,
                  Inc.)/(Norwest Bank Minnesota, Minneapolis LOC)            A-1+         5,180,000
                  -------------------------------------------------------
  2,000,000       Winsted, MN IDA Weekly VRDNs (Sterner Lighting
                  Systems)/(Fleet National Bank, Providence, R.I. LOC)       A-1          2,000,000
                  -------------------------------------------------------              ------------
                  Total                                                                 340,501,373
                  -------------------------------------------------------              ------------


MINNESOTA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL                                                                  CREDIT
  AMOUNT                                                                    RATING*       VALUE
----------- ----- -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------
                  PUERTO RICO--0.3%
                  -------------------------------------------------------
$ 1,000,000       Puerto Rico Government Development Bank Weekly VRDNs
                  (Credit Suisse, Zurich LOC)                                A-1+      $  1,000,000
                  -------------------------------------------------------              ------------
                  TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                             $341,501,373
                  -------------------------------------------------------              ------------


Securities that are subject to Alternative Minimum Tax represent 35.3% of the portfolio as calculated based upon total portfolio market value.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) Denotes a restricted security which is subject to restrictions on resale, under Federal Securities laws. This security has been determined to be liquid under criteria established by the Board of Trustees. At the end of the period, this security amounted to $4,800,000 which represents 1.4% of net assets.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($343,863,341) at October 31, 1995.

The following acronyms are used throughout this portfolio:

BANs   -- Bond Anticipation Notes
COL    -- Collateralized
CP     -- Commercial Paper
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
GTD    -- Guaranty
HFA    -- Housing Finance Authority
IDA    -- Industrial Development Authority
IDR    -- Industrial Development Revenue
IDRB   -- Industrial Development Revenue Bonds
INS    -- Insured
ISD    -- Independent School District
LIQ    -- Liquidity Agreement
LOC    -- Letter of Credit
PCR    -- Pollution Control Revenue
PRF    -- Prerefunded
SFM    -- Single Family Mortgage
TANs   -- Tax Anticipation Notes
TOBs   -- Tender Option Bonds
TRANs  -- Tax and Revenue Anticipation Notes
VRDNs  -- Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)

MINNESOTA MUNICIPAL CASH TRUST

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                       $341,501,373
-------------------------------------------------------------------------------
Cash                                                                                    780,299
-------------------------------------------------------------------------------
Income receivable                                                                     2,441,223
-------------------------------------------------------------------------------
Deferred expenses                                                                         2,452
-------------------------------------------------------------------------------    ------------
     Total assets                                                                   344,725,347
-------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------
Payable for shares redeemed                                            $ 75,028
--------------------------------------------------------------------
Income distribution payable                                             656,222
--------------------------------------------------------------------
Accrued expenses                                                        130,756
--------------------------------------------------------------------   --------
     Total liabilities                                                                  862,006
-------------------------------------------------------------------------------    ------------
NET ASSETS for 343,863,341 shares outstanding                                      $343,863,341
-------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
-------------------------------------------------------------------------------
($212,391,871 / 212,391,871 shares outstanding)                                           $1.00
-------------------------------------------------------------------------------    ------------
CASH SERIES SHARES:
-------------------------------------------------------------------------------
($131,471,470 / 131,471,470 shares outstanding)                                           $1.00
-------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)

MINNESOTA MUNICIPAL CASH TRUST

STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------
Interest                                                                             $13,813,482
----------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------
Investment advisory fee                                                 $1,357,870
---------------------------------------------------------------------
Administrative personnel and services fee                                  256,977
---------------------------------------------------------------------
Custodian fees                                                              69,238
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                    98,154
---------------------------------------------------------------------
Directors'/Trustees' fees                                                    4,382
---------------------------------------------------------------------
Auditing fees                                                               14,885
---------------------------------------------------------------------
Legal fees                                                                   3,834
---------------------------------------------------------------------
Portfolio accounting fees                                                   66,897
---------------------------------------------------------------------
Distribution services fee--Cash Series Shares                              599,206
---------------------------------------------------------------------
Shareholder services fee--Institutional Shares                             549,269
---------------------------------------------------------------------
Shareholder services fee--Cash Series Shares                               299,603
---------------------------------------------------------------------
Share registration costs                                                    29,486
---------------------------------------------------------------------
Printing and postage                                                        23,165
---------------------------------------------------------------------
Insurance premiums                                                           8,171
---------------------------------------------------------------------
Miscellaneous                                                                4,686
---------------------------------------------------------------------   ----------
     Total expenses                                                      3,385,823
---------------------------------------------------------------------
Waivers--
---------------------------------------------------------------------
  Waiver of investment advisory fee                         $(906,031)
----------------------------------------------------------
  Waiver of distribution services fee--Cash Series Shares    (407,672)
----------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares   (549,269)
----------------------------------------------------------
  Waiver of shareholder services fee--Cash Series Shares      (11,773)
----------------------------------------------------------  ---------
     Total waivers                                                      (1,874,745)
---------------------------------------------------------------------   ----------
          Net expenses                                                                 1,511,078
----------------------------------------------------------------------------------   -----------
               Net investment income                                                 $12,302,404
----------------------------------------------------------------------------------   -----------


(See Notes which are an integral part of the Financial Statements)

MINNESOTA MUNICIPAL CASH TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      YEAR ENDED OCTOBER 31,
                                                                  ------------------------------
                                                                      1995             1994
                                                                  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------
Net investment income                                             $  12,302,404    $   6,226,990
---------------------------------------------------------------   -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------
Distributions from net investment income
---------------------------------------------------------------
  Institutional Shares                                               (8,269,227)      (4,475,720)
---------------------------------------------------------------
  Cash Series Shares                                                 (4,033,177)      (1,751,270)
---------------------------------------------------------------   -------------    -------------
     Change in net assets resulting from distributions
     to shareholders                                                (12,302,404)      (6,226,990)
---------------------------------------------------------------   -------------    -------------
SHARE TRANSACTIONS--
---------------------------------------------------------------
Proceeds from sale of shares                                      1,040,754,759      931,933,710
---------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                4,384,166        1,945,475
---------------------------------------------------------------
Cost of shares redeemed                                            (955,314,263)    (913,227,051)
---------------------------------------------------------------   -------------    -------------
     Change in net assets resulting from share transactions          89,824,662       20,652,134
---------------------------------------------------------------   -------------    -------------
          Change in net assets                                       89,824,662       20,652,134
---------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------
Beginning of period                                                 254,038,679      233,386,545
---------------------------------------------------------------   -------------    -------------
End of period                                                     $ 343,863,341    $ 254,038,679
---------------------------------------------------------------   -------------    -------------


(See Notes which are an integral part of the Financial Statements)

MINNESOTA MUNICIPAL CASH TRUST

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------
(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of fifteen non-diversified portfolios. The financial statements included herein are only those of Minnesota Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Cash Series Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1995, 73.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or

MINNESOTA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     supported (backed) by a letter of credit for any one institution or agency does not exceed 10.9% of total investments.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee. Additional information on each restricted security held at October 31, 1995 is as follows:

                                                     FUND
                    SECURITY                   ACQUISITION DATE          ACQUISITION COST
     ---------------------------------------   -----------------         -----------------
     Minneapolis/St. Paul MN Housing Finance
       Board, SFM Revenue Bonds, Merlots
     (Series D)                                     10/5/95                  4,800,000


     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1995, capital paid-in aggregated $343,863,341. Transactions in shares were as follows:

                                                                     YEAR ENDED OCTOBER 31,
                                                                  -----------------------------
                     INSTITUTIONAL SHARES                             1995             1994
---------------------------------------------------------------   ------------     ------------
Shares sold                                                        546,893,719      554,305,186
---------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                             425,031          266,557
---------------------------------------------------------------
Shares redeemed                                                   (494,630,825)    (560,732,943)
---------------------------------------------------------------   ------------     ------------
  Net change resulting from Institutional share transactions        52,687,925       (6,161,200)
---------------------------------------------------------------   ------------     ------------


MINNESOTA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

                                                                     YEAR ENDED OCTOBER 31,
                                                                  -----------------------------
                      CASH SERIES SHARES                              1995             1994
---------------------------------------------------------------   ------------     ------------
Shares sold                                                        493,861,040      377,628,524
---------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                           3,959,135        1,678,918
---------------------------------------------------------------
Shares redeemed                                                   (460,683,438)    (352,494,108)
---------------------------------------------------------------   ------------     ------------
  Net change resulting from Cash Series share transactions          37,136,737       26,813,334
---------------------------------------------------------------   ------------     ------------
     Net change resulting from share transactions                   89,824,662       20,652,134
---------------------------------------------------------------   ------------     ------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to .50 of 1% of the average daily net assets of the Cash Series Shares, annually, to compensate FSC. FSC may voluntarily choose to waive a portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of each class of shares for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion. For the fiscal year ended, October 31, 1995, the Institutional Shares fully waived its shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company, (FServ) serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

MINNESOTA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS--During the year ended October 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/or common Officers. These transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $476,190,000 and $428,480,000, respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of

FEDERATED MUNICIPAL TRUST
(Minnesota Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of Minnesota Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended and the financial highlights (see pages 2 and 16 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Minnesota Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP
Pittsburgh, Pennsylvania
December 15, 1995

ADDRESSES
--------------------------------------------------------------------------------

Minnesota Municipal Cash Trust
                Cash Series Shares                        Federated Investors Tower
                                                          Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                Federated Investors Tower
                                                          Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                      Federated Investors Tower
                                                          Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------
Custodian
                State Street Bank and Trust Company       P.O. Box 8600
                                                          Boston, MA 02266-8600
----------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Services Company                P.O. Box 8600
                                                          Boston, MA 02266-8600
----------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                       2100 One PPG Place
                                                          Pittsburgh, PA 15222
----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      MINNESOTA MUNICIPAL
                                      CASH TRUST
                                      CASH SERIES SHARES
                                      PROSPECTUS

                                      A Non-Diversified Portfolio of
                                      Federated Municipal Trust,
                                      an Open-End Management
                                      Investment Company

                                      Prospectus dated December 31, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779

      CUSIP 314229873
      0082715A-CSS (12/95)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MINNESOTA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SHARES
PROSPECTUS

The Institutional Shares of Minnesota Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Minnesota municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Minnesota, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and the regular personal income taxes imposed by the State of Minnesota consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SHARES                                                         2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Minnesota Municipal Securities                                               6
  Investment Risks                                                             6
  Non-Diversification                                                          7
  Investment Limitations                                                       7

FUND INFORMATION                                                               7
------------------------------------------------------

  Management of the Fund                                                       7
  Distribution of Institutional Shares                                         8
  Administration of the Fund                                                   9

NET ASSET VALUE                                                                9
------------------------------------------------------

HOW TO PURCHASE SHARES                                                         9
------------------------------------------------------

HOW TO REDEEM SHARES                                                          10
------------------------------------------------------

ACCOUNT AND SHARE INFORMATION                                                 11
------------------------------------------------------

TAX INFORMATION                                                               12
------------------------------------------------------

  Federal Income Tax                                                          12
  State and Local Taxes                                                       13

OTHER CLASSES OF SHARES                                                       13
------------------------------------------------------
PERFORMANCE INFORMATION                                                       14
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  CASH SERIES SHARES                                                          15
------------------------------------------------------

FINANCIAL STATEMENTS                                                          16
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                                                 33
------------------------------------------------------

ADDRESSES                                                                     34
------------------------------------------------------

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                     INSTITUTIONAL SHARES
                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).................................................     None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).................................................     None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)...............................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)....................     None
Exchange Fee..........................................................................     None
                                   ANNUAL OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver)(1)......................................................    0.13%
12b-1 Fee.............................................................................     None
Total Other Expenses..................................................................    0.17%
  Shareholder Services Fee (after waiver)(2).................................    0.00%
     Total Operating Expenses(3)......................................................    0.30%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.82% absent the voluntary waivers of a portion of the management fee and the shareholder services fee.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                      EXAMPLE                          1 year     3 years     5 years     10 years
----------------------------------------------------   ------     -------     -------     --------
You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period.........     $3         $10         $17         $ 38


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MINNESOTA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 33.

                                                               YEAR ENDED OCTOBER 31,
                                         -------------------------------------------------------------------
                                          1995        1994        1993        1992        1991       1990(A)
                                         ------      ------      ------      ------      ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD     $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
--------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------
  Net investment income                    0.04        0.03        0.02        0.03        0.05        0.01
--------------------------------------
LESS DISTRIBUTIONS
--------------------------------------
  Distributions from net investment
  income                                  (0.04)      (0.03)      (0.02)      (0.03)      (0.05)      (0.01)
--------------------------------------   ------      ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD           $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
--------------------------------------   ------      ------      ------      ------      ------      ------
TOTAL RETURN (B)                           3.82%       2.58%       2.43%       3.19%       4.89%       0.90%
--------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------
  Expenses                                 0.30%       0.31%       0.31%       0.31%       0.30%       0.01%*
--------------------------------------
  Net investment income                    3.77%       2.55%       2.40%       3.10%       4.73%       6.45%*
--------------------------------------
  Expense waiver/reimbursement (c)         0.52%       0.34%       0.34%       0.33%       0.43%       0.69%*
--------------------------------------
SUPPLEMENTAL DATA
--------------------------------------
  Net assets, end of period (000
  omitted)                               $212,392    $159,704    $165,865    $245,168    $124,603    $75,904
--------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from September 10, 1990 (date of initial public investment) to October 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to the Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Shares and Cash Series Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for financial institutions acting in a fiduciary capacity as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in short-term Minnesota municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Minnesota taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 within a 90-day period is required.
The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and the regular personal income taxes imposed by the State of Minnesota consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of Minnesota municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, the Fund invests its assets so that (1) at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and Minnesota regular personal income tax ("exempt interest dividends"); and (2) at least 95% of the exempt interest dividends that the Fund pays to its shareholders will derive interest income from Minnesota municipal obligations. The remaining 5% of such exempt interest dividends paid to shareholders will derive either from interest income on Minnesota municipal securities or interest income which is exempt from both federal regular and Minnesota regular personal income taxes. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Minnesota and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and Minnesota state income tax imposed upon non-corporate taxpayers ("Minnesota Municipal Securities"). Examples of Minnesota Municipal Securities include, but are not limited to:

     - tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

     - bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

     - municipal commercial paper and other short-term notes;

     - variable rate demand notes;

     - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

     - participation, trust and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     PARTICIPATION INTERESTS. The Fund may purchase interests in Minnesota Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Minnesota Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.

The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Minnesota Municipal Securities is subject to the federal alternative minimum tax.

MINNESOTA MUNICIPAL SECURITIES
Minnesota Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Minnesota Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Minnesota Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Minnesota Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Minnesota Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Minnesota Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Minnesota Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Minnesota Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Minnesota Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

NON-DIVERSIFICATION

The Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son,
     J. Christopher Donahue, who is President and Trustee of Federated
     Investors.

     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor may pay financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide certain services to shareholders. These services may include, but are not limited to, distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of shares. Any fees paid for these services by the distributor will be reimbursed by the adviser and not the Fund.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

                                 AVERAGE AGGREGATE
     MAXIMUM FEE                  DAILY NET ASSETS
---------------------    -----------------------------------
     .15%  of 1%             on the first $250 million
     .125% of 1%              on the next $250 million
     .10%  of 1%              on the next $250 million
     .075% of 1%         on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of Institutional Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Minnesota Municipal Cash Trust--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by mailing a check made payable to Minnesota Municipal Cash Trust--Institutional Shares to: Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.

SUBACCOUNTING SERVICES. Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 p.m (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. If shares certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 1:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each shareholder has one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

As of December 4, 1995, Resource Bank & Trust Co., Minneapolis, MN, and Var & Co., St. Paul, MN, owned 25.57% and 49.63%, respectively, of the voting securities of the Fund's Institutional Shares and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Minnesota. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

MINNESOTA TAXES. Under existing Minnesota laws, distributions made by the Fund will be exempt from Minnesota regular personal income taxes provided that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and provided further that 95% of such distributions are derived from interest on obligations issued by the State of Minnesota or any of its political or governmental subdivisions, municipalities, or governmental agencies or instrumentalities. Distributions made by the Fund will also be exempt to the extent that they are derived from interest on federal obligations and are reported federally as dividend income by shareholders. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Minnesota regular personal income taxes.

Dividends of the Fund are not exempt from Minnesota corporate income taxes.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Cash Series Shares. Cash Series Shares are sold at net asset value primarily to retail customers of financial institutions and are subject to a minimum initial investment of $10,000 over a 90-day period.

All classes are subject to certain of the same expenses.

Cash Series Shares are distributed under a 12b-1 Plan adopted by the Fund and also are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-235-4669.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return, yield, effective yield, and tax-equivalent yield for shares. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the shares, tax-exempt yield, assuming a specific tax rate.
Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

MINNESOTA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--CASH SERIES SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants, on page 33.

                                                            YEAR ENDED OCTOBER 31,
                                              --------------------------------------------------
                                               1995       1994       1993       1992      1991(A)
                                              ------     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD          $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------
  Net investment income                         0.03       0.02       0.02       0.03       0.04
------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------
  Distributions from net investment income     (0.03)     (0.02)     (0.02)     (0.03)     (0.04)
------------------------------------------    ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD                $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
------------------------------------------    ------     ------     ------     ------     ------
TOTAL RETURN (B)                                3.41%      2.17%      2.02%      2.78%      3.60%
------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------
  Expenses                                      0.70%      0.71%      0.71%      0.71%      0.64%*
------------------------------------------
  Net investment income                         3.37%      2.15%      2.01%      2.75%      4.11%*
------------------------------------------
  Expense waiver/reimbursement (c)              0.62%      0.61%      0.44%      0.44%      0.59%*
------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------
  Net assets, end of period (000 omitted)     $131,471   $94,335    $67,521    $75,044    $69,747
------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from January 7, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

MINNESOTA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------     -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--99.3%
-----------------------------------------------------------------------
                MINNESOTA--99.0%
                -------------------------------------------------------
$ 6,750,000     Anoka City, MN Solid Waste Disposal Authority, 3.85% CP
                (United Power Associates)/(National Rural Utilities
                Cooperative Finance Corp. GTD), Mandatory Tender
                11/10/1995                                                VMIG1      $  6,750,000
                -------------------------------------------------------
  2,050,000     Anoka, MN, Multifamily Housing Revenue Bonds Weekly
                VRDNs (Walker Plaza Project)/(First Bank NA,
                Minneapolis LOC)                                           A-1          2,050,000
                -------------------------------------------------------
  3,880,000     Apple Valley, MN, IDRB (Series 1995) Weekly VRDNs (AV
                Development Company Project)/(Firstar Bank, Minnesota
                LOC)                                                       A-1          3,880,000
                -------------------------------------------------------
  2,800,000     Baudette, MN, IDR (Series 1989) Weekly VRDNs (Reid
                Powell, Inc.)/(Nationsbank of Georgia, N.A. LOC)           P-1          2,800,000
                -------------------------------------------------------
  2,000,000     Becker, MN, PCR (Series 1993-B), 3.75% CP (Northern
                States Power Co.), Mandatory Tender 1/25/1996             VMIG1         2,000,000
                -------------------------------------------------------
  4,500,000     Becker, MN, PCR (Series 1993A & B), 3.80% CP (Northern
                States Power Co.), Mandatory Tender 11/21/1995            VMIG1         4,500,000
                -------------------------------------------------------
  4,000,000     Becker, MN, PCR (Series 1993A & B), 3.80% CP (Northern
                States Power Co.), Mandatory Tender 11/22/1995            VMIG1         4,000,000
                -------------------------------------------------------
  1,000,000     Bloomington, MN Port Authority, Special Tax Revenue
                Refunding Bonds (Series 1994B) Weekly VRDNs (Mall of
                America)/(FSA INS)/(Credit Local de France LIQ)            A-1+         1,000,000
                -------------------------------------------------------
  3,600,000     Bloomington, MN, IDRB (Series 1995) Weekly VRDNs (Now
                Technologies, Inc. Project)/(Norwest Bank Minnesota,
                Minneapolis LOC)                                           A-1+         3,600,000
                -------------------------------------------------------
  5,000,000     Bloomington, MN, Multi-Family Housing Weekly VRDNs
                (Crowl Bloomington Apartments)/(Citibank NA, New York
                LOC)                                                       P-1          5,000,000
                -------------------------------------------------------
  3,490,000     Brooklyn Center, MN, ISD #286, 4.70% TANs (Minnesota
                State GTD), 3/27/1996                                     NR(2)         3,491,332
                -------------------------------------------------------


MINNESOTA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
                                                                                     ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                MINNESOTA--CONTINUED
                -------------------------------------------------------
$ 8,080,000     Burnsville, MN, Multi-Family Housing Weekly VRDNs
                (Berkshire of Burnsville)/(Sumitomo Bank Ltd., Osaka
                LOC)                                                       A-1       $  8,080,000
                -------------------------------------------------------
  1,270,000     Chaska, MN IDA Weekly VRDNs (Laeration Industries)/
                (Norwest Bank Minnesota, Minneapolis LOC)                  A-1+         1,270,000
                -------------------------------------------------------
  1,900,000     Coon Rapids, MN Hospital Authority, (Series 1985)
                Weekly VRDNs (Health Central System)/(First Bank NA,
                Minneapolis LOC)                                           A-1          1,900,000
                -------------------------------------------------------
  1,065,000     Crosby-Ironton, MN Independent School District No. 182,
                GO Tax Anticipation Certificates of Indebtedness
                (Series 1995A), 4.75% TANs (Minnesota State GTD),
                3/22/1996                                                 NR(2)         1,065,194
                -------------------------------------------------------
  5,500,000     Crystal, MN IDA Weekly VRDNs (Crystal Gallery Mall,
                MN)/(Citibank NA, New York LOC)                            P-1          5,500,000
                -------------------------------------------------------
 10,745,000     Dakota County & Washington County MN Housing &
                Redevelopment Authority, Bloomington Mortgage Revenue,
                5.75% TOBs (GNMA COL)/(Meridian Bank, Reading, PA LIQ),
                Optional Tender 9/1/1996                                  NR(1)        10,896,281
                -------------------------------------------------------
  1,835,000     Dakota County, MN Housing & Redevelopment Authority,
                (Custodial Receipts), 5.10% TOBs (GNMA COL)/(Meridian
                Bank, Reading, PA LIQ), Optional Tender 3/1/1996          NR(1)         1,835,000
                -------------------------------------------------------
  3,000,000     Dakota County, Washington County & Anoka City, MN
                Housing & Redevelopment Authority, (Custodial
                Receipts)/(Series 1988), 4.35% TOBs (United States
                Treasury COL)/(Meridian Bank, Reading, PA LIQ),
                Optional Tender 11/1/1995                                 NR(1)         3,000,000
                -------------------------------------------------------
  4,785,000     Duluth, MN, GO Certificate of Indebtedness (Series
                1995), 5.00% TANs, 12/29/1995                             NR(3)         4,785,874
                -------------------------------------------------------
  8,000,000     Eagan, MN, Multi-Family Housing (Series 1992A) Weekly
                VRDNs (Cinnamon Ridge)/(Mellon Bank NA, Pittsburgh LOC)   VMIG1         8,000,000
                -------------------------------------------------------


MINNESOTA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
                                                                                     ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                MINNESOTA--CONTINUED
                -------------------------------------------------------
$   870,000     Eden Prairie, MN IDA, #194 Weekly VRDNs (Richard W.
                Cohen Project)/(Norwest Bank Minnesota, Minneapolis
                LOC)                                                       P-1       $    870,000
                -------------------------------------------------------
    138,004     Eden Prairie, MN IDA, (Series 1987) Weekly VRDNs
                (Minnesota Supply Co.)/(Norwest Bank Minnesota,
                Minneapolis LOC)                                           P-1            138,004
                -------------------------------------------------------
  1,200,000     Elk River, MN Weekly VRDNs (Tescom Project)/(Norwest
                Bank Minnesota, Minneapolis LOC)                           P-1          1,200,000
                -------------------------------------------------------
  5,000,000     Faribault, MN IDA, (Series 1988) Weekly VRDNs (Jerome
                Foods)/(Norwest Bank Minnesota, Minneapolis LOC)           P-1          5,000,000
                -------------------------------------------------------
  1,000,000     Hennepin Co. MN, (Series 1995C) Weekly VRDNs (Hennepin
                Co. MN GTD)                                               NR(1)         1,000,000
                -------------------------------------------------------
  2,500,000     Hubbard County, MN, Solid Waste Disposal (Series 1990)
                Weekly VRDNs (Potlatch Corp.)/(Credit Suisse, Zurich
                LOC)                                                       A-1+         2,500,000
                -------------------------------------------------------
  4,000,000     Maple Grove, MN IDA, (Series 1991A) Weekly VRDNs (Eagle
                Ridge, MN Apartments)/(Sumitomo Bank Ltd., Osaka LOC)      A-1          4,000,000
                -------------------------------------------------------
  3,000,000     Maple Grove, MN IDA, (Series 1991B) Weekly VRDNs (Eagle
                Ridge, MN Apartments)/(First Bank NA, Minneapolis LOC)     A-1          3,000,000
                -------------------------------------------------------
  2,025,000     Maplewood, MN, Multi-Family Housing (Series 1993)
                Weekly VRDNs (Silver Ridge Project)/(Federal Home Loan
                Bank of Chicago LOC)                                       A-1+         2,025,000
                -------------------------------------------------------
  2,640,000     Mendota Heights, MN, Multi-Family Revenue Bonds Weekly
                VRDNs (Lexington Heights Apartments)/ (Sumitomo Bank
                Ltd., Osaka LOC)                                           A-1          2,640,000
                -------------------------------------------------------
  1,000,000     Metropolitan Council, MN, Minneapolis-St. Paul
                Metropolitan Area (Series B), 5.50% Bonds, 12/1/1995      NR(1)         1,000,832
                -------------------------------------------------------
  5,000,000     Minneapolis Special School District, MN, GO Tax
                Anticipation Certificate of Indebtedness Independent
                School District No 1, 5.75% TANs, 1/25/1996               SP-1+         5,007,196
                -------------------------------------------------------


MINNESOTA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
                                                                                     --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                MINNESOTA--CONTINUED
                -------------------------------------------------------
$   715,000     Minneapolis, MN IDA Weekly VRDNs (JTJ Co.)/(First Bank
                NA, Minneapolis LOC)                                       P-1       $    715,000
                -------------------------------------------------------
  1,400,000     Minneapolis, MN, (Series 1989) Weekly VRDNs (Mt. Sinai
                Medical Building Association)/(Norwest Bank Minnesota,
                Minneapolis LOC)                                           A-1+         1,400,000
                -------------------------------------------------------
  7,000,000     Minneapolis, MN, (Series 1995B) Weekly VRDNs              VMIG1         7,000,000
                -------------------------------------------------------
  3,000,000     Minneapolis, MN, GO Bonds (Series 1995) Weekly VRDNs
                (Arena Acquisition Project (MN))                           A-1+         3,000,000
                -------------------------------------------------------
  3,870,000     Minneapolis, MN, Rental Housing Revenue Bonds (Series
                1994A), 5.40% TOBs (Driftwood Apartments
                Project)/(First Bank NA, Minneapolis LOC), Mandatory
                Tender 11/1/1995                                           A-1          3,870,000
                -------------------------------------------------------
  4,800,000 (a) Minneapolis/St. Paul MN Housing Finance Board, SFM
                Revenue Bonds, Merlots (Series D), 4.375% TOBs (GNMA
                COL)/(Meridian Bank, Reading, PA LIQ), Optional Tender
                4/1/1996                                                  NR(1)         4,800,000
                -------------------------------------------------------
  1,276,000     Minneapolis/St. Paul MN Housing Finance Board, Single
                Family Mortgage Revenue Bonds, 4.625% TOBs (GNMA
                COL)/(Meridian Bank, Reading, PA LIQ), Optional Tender
                11/1/1995                                                 NR(1)         1,276,000
                -------------------------------------------------------
  8,000,000     Minnesota State Commissioner of Iron Range Resources &
                Rehabilitation, (Series 1991) Weekly VRDNs (Louisiana-
                Pacific Corp.)/(Wachovia Bank of NC, NA, Winston-Salem
                LOC)                                                       P-1          8,000,000
                -------------------------------------------------------
  5,000,000     Minnesota State HFA, Single Family Mortgage Bonds
                (Series V), 4.95% TOBs (Bayerische Landesbank
                Girozentrale LOC), Mandatory Tender 12/14/1995             A-1+         5,000,000
                -------------------------------------------------------
  3,800,000     Minnesota State Higher Education Coordinating Board,
                (Series 1992A) Weekly VRDNs (First Bank NA, Minneapolis
                LIQ)                                                      VMIG1         3,800,000
                -------------------------------------------------------
  7,000,000     Minnesota State Higher Education Coordinating Board,
                1992 (Series B) Weekly VRDNs (First Bank NA,
                Minneapolis LIQ)                                          VMIG1         7,000,000
                -------------------------------------------------------


MINNESOTA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
                                                                                     --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                MINNESOTA--CONTINUED
                -------------------------------------------------------
$ 6,500,000     Minnesota State Higher Education Coordinating Board,
                1992 (Series C) Weekly VRDNs (First Bank NA,
                Minneapolis LIQ)                                          VMIG1      $  6,500,000
                -------------------------------------------------------
 12,700,000     Minnesota State Higher Education Coordinating Board,
                1992 (Series C) Weekly VRDNs (First Bank NA,
                Minneapolis LIQ)                                          VMIG1        12,700,000
                -------------------------------------------------------
  3,400,000     Minnesota State Higher Education Coordinating Board,
                Supplemental Student Loan Program Variable Rate
                Refunding Revenue Bonds (Series 1994A) Weekly VRDNs
                (Norwest Bank Minnesota, Minneapolis LIQ)                 VMIG1         3,400,000
                -------------------------------------------------------
  4,300,000     Minnesota State Higher Education Facility Authority
                Weekly VRDNs (Carlton College)/(Swiss Bank Corp., Basle
                LOC)                                                      VMIG1         4,300,000
                -------------------------------------------------------
  5,925,000     Minnesota State, 7.00% Bonds (United States Treasury
                PRF), 8/1/1996 (@100)                                     NR(1)         6,069,103
                -------------------------------------------------------
 11,000,000     Minnesota Tax and Aid Anticipation Borrowing Program,
                (Series 1995A), 4.25% TANs (Minnesota State GTD),
                8/23/1996                                                 NR(2)        11,025,570
                -------------------------------------------------------
  7,300,000     Minnesota Tax and Aid Anticipation Borrowing Program,
                Certificates of Participation, Aid Anticipation Series
                1995B, 4.30% TRANs (Minnesota State GTD), 9/13/1996       NR(2)         7,318,174
                -------------------------------------------------------
  9,800,000     Minnetonka, MN, Multi-Family Housing Revenue Bonds
                Weekly VRDNs (The Cliffs at Ridgedale)/(Citibank NA,
                New York LOC)                                              A-1          9,800,000
                -------------------------------------------------------
  5,900,000     Minnetonka, MN, Multifamily Housing Revenue Refunding
                Bonds (Series 1995) Weekly VRDNs (Southampton
                Apartments Project (MN))/(National Bank of Canada,
                Montreal LOC)                                              P-1          5,900,000
                -------------------------------------------------------
  1,300,000     New Brighton, MN, IDR Weekly VRDNs (Unicare Homes,
                Inc.)/(Banque Paribas, Paris LOC)                          A-1          1,300,000
                -------------------------------------------------------


MINNESOTA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
                                                                                     --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                MINNESOTA--CONTINUED
                -------------------------------------------------------
$ 1,000,000     New Hope, MN IDRB, (Series 1994) Weekly VRDNs (Gaines
                and Hanson Printing Co.)/(Norwest Bank Minnesota,
                Minneapolis LOC)                                           A-1+      $  1,000,000
                -------------------------------------------------------
  3,825,000     New Hope, MN Weekly VRDNs (Paddock Labs)/ (Norwest Bank
                Minnesota, Minneapolis LOC)                                P-1          3,825,000
                -------------------------------------------------------
  2,580,000     Olmsted County, MN Building Authority, Certificates of
                Participation Weekly VRDNs (Human Services
                Infrastructure)/(Sanwa Bank Ltd, Osaka LOC)                A-1+         2,580,000
                -------------------------------------------------------
  2,600,000     Perham, MN IDA Weekly VRDNs (Land O' Lakes, Inc.)/
                (Rabobank Nederland, Utrecht LOC)                          A-1+         2,600,000
                -------------------------------------------------------
  1,365,000     Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/ (Norwest Bank
                Minnesota, Minneapolis LOC)                                P-1          1,365,000
                -------------------------------------------------------
  5,000,000     Plymouth, MN, IDRB (Series 1994) Weekly
                VRDNs (Olympic Steel, Inc.)/(National City Bank,
                Cleveland, OH LOC)                                         P-1          5,000,000
                -------------------------------------------------------
  1,690,000     Port of Austin, MN Weekly VRDNs (Mower House
                Color)/(Norwest Bank Minnesota, Minneapolis LOC)           P-1          1,690,000
                -------------------------------------------------------
  6,500,000     Rochester, MN Health Care Facility Authority Weekly
                VRDNs (Mayo Foundation)                                   VMIG1         6,500,000
                -------------------------------------------------------
  4,000,000     Rochester, MN Health Care Facility Authority Weekly
                VRDNs (Mayo Foundation)                                   VMIG1         4,000,000
                -------------------------------------------------------
  2,000,000     Rochester, MN Health Care Facility Authority, (Series
                C), 3.70% CP (Mayo Foundation), Mandatory Tender
                11/16/1995                                                VMIG1         2,000,000
                -------------------------------------------------------
  1,250,000     Rogers, MN IDA Weekly VRDNs (Metal Sales Manufacturing
                Corp.)/(Society National Bank, Cleveland, OH LOC)          P-1          1,250,000
                -------------------------------------------------------
  2,925,000     Rogers, MN IDA, Variable Rate Demand IDRB Weekly VRDNs
                (DAC Development, LLC Project)/(Norwest Bank Minnesota,
                Minneapolis LOC)                                           A-1+         2,925,000
                -------------------------------------------------------


MINNESOTA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
                                                                                     --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                MINNESOTA--CONTINUED
                -------------------------------------------------------
$ 8,000,000     Shakopee, MN Hospital Finance Authority Weekly VRDNs
                (St. Francis Regional Medical Center)/(Citibank NA, New
                York LOC)                                                  A-1       $  8,000,000
                -------------------------------------------------------
  2,000,000     Southern Minnesota Municipal Power Agency, 9.50% Bonds
                (United States Treasury PRF), 1/1/1996                    NR(1)         2,055,531
                -------------------------------------------------------
  7,000,000     St. Cloud, MN Hospital Facility Authority, (Series
                1990A) Weekly VRDNs (St. Cloud Hospital)/(Kredietbank
                N.V., Brussels LOC)                                        A-1+         7,000,000
                -------------------------------------------------------
  1,735,000     St. Cloud, MN Housing & Redevelopment Authority,
                Revenue Refunding Bonds (Series 1994A) Weekly VRDNs
                (Coborn's Incorporated Project)/(Norwest Bank
                Minnesota, Minneapolis LOC)                                A-1+         1,735,000
                -------------------------------------------------------
  3,000,000     St. Cloud, MN Housing & Redevelopment Authority,
                Revenue Refunding Bonds (Series 1994B) Weekly VRDNs
                (Coborn's Incorporated Project)/(Norwest Bank
                Minnesota, Minneapolis LOC)                                A-1+         3,000,000
                -------------------------------------------------------
    250,000     St. Louis Park Hennepin County, MN, GO (Series 1987C)
                Weekly VRDNs (Bayerische Vereinsbank AG, Munich LOC)      VMIG1           250,000
                -------------------------------------------------------
  5,000,000     St. Paul, MN Housing & Redevelopment Authority Weekly
                VRDNs (District Cooling St. Paul, Inc.)/
                (Credit Local de France LOC)                               A-1+         5,000,000
                -------------------------------------------------------
    500,000     St. Paul, MN Housing & Redevelopment Authority Weekly
                VRDNs (United Way)/(First Bank NA, Minneapolis LOC)        A-1            500,000
                -------------------------------------------------------
  2,350,000     St. Paul, MN Housing & Redevelopment Authority,
                (Series 1994) Weekly VRDNs (Minnesota Children's
                Museum)/(First Bank NA, Minneapolis LOC)                   A-1          2,350,000
                -------------------------------------------------------
  2,000,000     St. Paul, MN Housing & Redevelopment Authority,
                District Cooling Revenue Bonds (1995 Series I) Weekly
                VRDNs (Credit Local de France LOC)                         P-1          2,000,000
                -------------------------------------------------------
  7,250,000     St. Paul, MN Independent School District No. 625,
                (Series A), 5.375% TANs, 3/28/1996                         MIG1         7,281,855
                -------------------------------------------------------


MINNESOTA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
                                                                                     --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                MINNESOTA--CONTINUED
                -------------------------------------------------------
$ 4,600,000     St. Paul, MN Port Authority, (Series 1991) Weekly VRDNs
                (West Gate Office)/(First Bank NA, Minneapolis LOC)        A-1       $  4,600,000
                -------------------------------------------------------
  1,850,000     St. Peter, MN Independent School District #508, Aid
                Anticipation Certificates of Indebtedness, 3.96% BANs
                (Minnesota State GTD), 8/29/1996                          NR(2)         1,850,427
                -------------------------------------------------------
  1,000,000     Steele County, MN, IDRB (Series 1994) Weekly VRDNs
                (Blount, Inc.)/(Nationsbank of Georgia, N.A. LOC)          A-1          1,000,000
                -------------------------------------------------------
  6,500,000     University of Minnesota, (Series F), 3.65% TOBs
                (Regents of University of Minnesota), Optional Tender
                2/1/1996                                                   A-1+         6,500,000
                -------------------------------------------------------
 13,015,000     Washington County, MN Housing & Redevelopment
                Authority, (Series 90) Weekly VRDNs (Granada Pond
                Apartments)/(Sumitomo Bank Ltd., Osaka LOC)                A-1         13,015,000
                -------------------------------------------------------
  1,490,000     Wells, MN, 5.00% TOBs (Stokely, Inc.)/(NBD Bank, NA,
                Indianapolis LOC), Optional Tender 12/1/1995               A-1+         1,490,000
                -------------------------------------------------------
  3,000,000     White Bear Lake, MN, (Series 1993) Weekly VRDNs (Taylor
                Corp.)/(Norwest Bank Minnesota, Minneapolis LOC)           A-1+         3,000,000
                -------------------------------------------------------
  5,180,000     White Bear, MN Weekly VRDNs (Thermoform Plastic,
                Inc.)/(Norwest Bank Minnesota, Minneapolis LOC)            A-1+         5,180,000
                -------------------------------------------------------
  2,000,000     Winsted, MN IDA Weekly VRDNs (Sterner Lighting
                Systems)/(Fleet National Bank, Providence, R.I. LOC)       A-1          2,000,000
                -------------------------------------------------------              ------------
                Total                                                                 340,501,373
                -------------------------------------------------------              ------------


MINNESOTA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
                                                                                     --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                PUERTO RICO--0.3%
                -------------------------------------------------------
$ 1,000,000     Puerto Rico Government Development Bank Weekly VRDNs
                (Credit Suisse, Zurich LOC)                                A-1+      $  1,000,000
                -------------------------------------------------------              ------------
                TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                             $341,501,373
                -------------------------------------------------------              ------------


Securities that are subject to Alternative Minimum Tax represent 35.3% of the portfolio as calculated based upon total portfolio market value.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. This security has been determined to be liquid under criteria established by the Board of Trustees. At the end of the period, this security amounted to $4,800,000 which represents 1.4% of net assets.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($343,863,341) at October 31, 1995.

MINNESOTA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

BANs   -- Bond Anticipation Notes
COL    -- Collateralized
CP     -- Commercial Paper
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
GTD    -- Guaranty
HFA    -- Housing Finance Authority
IDA    -- Industrial Development Authority
IDR    -- Industrial Development Revenue
IDRB   -- Industrial Development Revenue Bonds
INS    -- Insured
ISD    -- Independent School District
LIQ    -- Liquidity Agreement
LOC    -- Letter of Credit
PCR    -- Pollution Control Revenue
PRF    -- Prerefunded
SFM    -- Single Family Mortgage
TANs   -- Tax Anticipation Notes
TOBs   -- Tender Option Bonds
TRANs  -- Tax and Revenue Anticipation Notes
VRDNs  -- Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)

MINNESOTA MUNICIPAL CASH TRUST

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                       $341,501,373
-------------------------------------------------------------------------------
Cash                                                                                    780,299
-------------------------------------------------------------------------------
Income receivable                                                                     2,441,223
-------------------------------------------------------------------------------
Deferred expenses                                                                         2,452
-------------------------------------------------------------------------------    ------------
     Total assets                                                                   344,725,347
-------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------
Payable for shares redeemed                                            $ 75,028
--------------------------------------------------------------------
Income distribution payable                                             656,222
--------------------------------------------------------------------
Accrued expenses                                                        130,756
--------------------------------------------------------------------   --------
     Total liabilities                                                                  862,006
-------------------------------------------------------------------------------    ------------
NET ASSETS for 343,863,341 shares outstanding                                      $343,863,341
-------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
-------------------------------------------------------------------------------
($212,391,871 / 212,391,871 shares outstanding)                                           $1.00
-------------------------------------------------------------------------------    ------------
CASH SERIES SHARES:
-------------------------------------------------------------------------------
($131,471,470 / 131,471,470 shares outstanding)                                           $1.00
-------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)

MINNESOTA MUNICIPAL CASH TRUST

STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------
Interest                                                                             $13,813,482
----------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------
Investment advisory fee                                                 $1,357,870
---------------------------------------------------------------------
Administrative personnel and services fee                                  256,977
---------------------------------------------------------------------
Custodian fees                                                              69,238
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                    98,154
---------------------------------------------------------------------
Directors'/Trustees' fees                                                    4,382
---------------------------------------------------------------------
Auditing fees                                                               14,885
---------------------------------------------------------------------
Legal fees                                                                   3,834
---------------------------------------------------------------------
Portfolio accounting fees                                                   66,897
---------------------------------------------------------------------
Distribution services fee--Cash Series Shares                              599,206
---------------------------------------------------------------------
Shareholder services fee--Institutional Shares                             549,269
---------------------------------------------------------------------
Shareholder services fee--Cash Series Shares                               299,603
---------------------------------------------------------------------
Share registration costs                                                    29,486
---------------------------------------------------------------------
Printing and postage                                                        23,165
---------------------------------------------------------------------
Insurance premiums                                                           8,171
---------------------------------------------------------------------
Miscellaneous                                                                4,686
---------------------------------------------------------------------   ----------
     Total expenses                                                      3,385,823
---------------------------------------------------------------------
Waivers--
---------------------------------------------------------------------
  Waiver of investment advisory fee                         $(906,031)
----------------------------------------------------------
  Waiver of distribution services fee--Cash Series Shares    (407,672)
----------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares   (549,269)
----------------------------------------------------------
  Waiver of shareholder services fee--Cash Series Shares      (11,773)
----------------------------------------------------------  ---------
     Total waivers                                                      (1,874,745)
---------------------------------------------------------------------   ----------
          Net expenses                                                                 1,511,078
----------------------------------------------------------------------------------   -----------
               Net investment income                                                 $12,302,404
----------------------------------------------------------------------------------   -----------


(See Notes which are an integral part of the Financial Statements)

MINNESOTA MUNICIPAL CASH TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      YEAR ENDED OCTOBER 31,
                                                                  ------------------------------
                                                                      1995             1994
                                                                  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------
Net investment income                                             $  12,302,404    $   6,226,990
---------------------------------------------------------------   -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------
Distributions from net investment income
---------------------------------------------------------------
  Institutional Shares                                               (8,269,227)      (4,475,720)
---------------------------------------------------------------
  Cash Series Shares                                                 (4,033,177)      (1,751,270)
---------------------------------------------------------------   -------------    -------------
     Change in net assets resulting from distributions
     to shareholders                                                (12,302,404)      (6,226,990)
---------------------------------------------------------------   -------------    -------------
SHARE TRANSACTIONS--
---------------------------------------------------------------
Proceeds from sale of shares                                      1,040,754,759      931,933,710
---------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                4,384,166        1,945,475
---------------------------------------------------------------
Cost of shares redeemed                                            (955,314,263)    (913,227,051)
---------------------------------------------------------------   -------------    -------------
     Change in net assets resulting from share transactions          89,824,662       20,652,134
---------------------------------------------------------------   -------------    -------------
          Change in net assets                                       89,824,662       20,652,134
---------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------
Beginning of period                                                 254,038,679      233,386,545
---------------------------------------------------------------   -------------    -------------
End of period                                                     $ 343,863,341    $ 254,038,679
---------------------------------------------------------------   -------------    -------------


(See Notes which are an integral part of the Financial Statements)

MINNESOTA MUNICIPAL CASH TRUST

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------
(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of fifteen non-diversified portfolios. The financial statements included herein are only those of Minnesota Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Cash Series Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1995, 73.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or

MINNESOTA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     supported (backed) by a letter of credit for any one institution or agency does not exceed 10.9% of total investments.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee. Additional information on each restricted security held at October 31, 1995 is as follows:

                                                                FUND
                          SECURITY                        ACQUISITION DATE    ACQUISITION COST
     --------------------------------------------------   ----------------    ----------------
     Minneapolis/St. Paul MN Housing Finance Board, SFM
       Revenue Bonds, Merlots (Series D)                      10/15/95           $4,800,000


     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1995, capital paid-in aggregated $343,863,341. Transactions in shares were as follows:

                                                                     YEAR ENDED OCTOBER 31,
                                                                  -----------------------------
                     INSTITUTIONAL SHARES                             1995             1994
---------------------------------------------------------------   ------------     ------------
Shares sold                                                        546,893,719      554,305,186
---------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                             425,031          266,557
---------------------------------------------------------------
Shares redeemed                                                   (494,630,825)    (560,732,943)
---------------------------------------------------------------   ------------     ------------
  Net change resulting from Institutional share transactions        52,687,925       (6,161,200)
---------------------------------------------------------------   ------------     ------------


MINNESOTA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

                                                                     YEAR ENDED OCTOBER 31,
                                                                  -----------------------------
                      CASH SERIES SHARES                              1995             1994
---------------------------------------------------------------   ------------     ------------
Shares sold                                                        493,861,040      377,628,524
---------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                           3,959,135        1,678,918
---------------------------------------------------------------
Shares redeemed                                                   (460,683,438)    (352,494,108)
---------------------------------------------------------------   ------------     ------------
  Net change resulting from Cash Series share transactions          37,136,737       26,813,334
---------------------------------------------------------------   ------------     ------------
     Net change resulting from share transactions                   89,824,662       20,652,134
---------------------------------------------------------------   ------------     ------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to .50 of 1% of the average daily net assets of the Cash Series Shares, annually, to compensate FSC. FSC may voluntarily choose to waive a portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of each class of shares for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion. For the fiscal year ended, October 31, 1995, the Institutional Shares fully waived its shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company, (FServ) serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

MINNESOTA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS--During the year ended October 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/or common Officers. These transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $476,190,000 and $428,480,000, respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of

FEDERATED MUNICIPAL TRUST
(Minnesota Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of Minnesota Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended and the financial highlights (see pages 2 and 15 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Minnesota Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP
Pittsburgh, Pennsylvania
December 15, 1995

ADDRESSES
--------------------------------------------------------------------------------

Minnesota Municipal Cash Trust
                Institutional Shares                      Federated Investors Tower
                                                          Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                Federated Investors Tower
                                                          Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                      Federated Investors Tower
                                                          Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                     P.O. Box 8600
                Trust Company                             Boston, MA 02266-8600
----------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Services Company                P.O. Box 8600
                                                          Boston, MA 02266-8600
----------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                       2100 One PPG Place
                                                          Pittsburgh, PA 15222
----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      MINNESOTA MUNICIPAL
                                      CASH TRUST
                                      INSTITUTIONAL SHARES
                                      PROSPECTUS

                                      A Non-Diversified Portfolio of Federated
                                      Municipal Trust, an Open-End Management
                                      Investment Company

                                      Prospectus dated December 31, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779

      CUSIP 314229402
      0082715A-IS (12/95)
(LOGO)
                       MINNESOTA MUNICIPAL CASH TRUST
              (A PORTFOLIO OF FEDERATED MUNICIPAL CASH TRUST)
                             CASH SERIES SHARES
                            INSTITUTIONAL SHARES
                    STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectuses of Minnesota Municipal Cash Trust (the "Fund"), a portfolio of Federated Municipal Trust (the "Trust") dated December 31, 1995. This Statement is not a prospectus. You may request a copy of the prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-235-4669.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779

                       Statement dated December 31, 1995













           FEDERATED SECURITIES CORP.

           Distributor
           A subsidiary of Federated
           Investors




INVESTMENT POLICIES              2

 Acceptable Investments          2
 Participation Interests         2
 Municipal Leases                2
 Ratings                         3
 When-Issued and Delayed
  Delivery Transactions          4
 Repurchase Agreements           4
 Reverse Repurchase Agreements   5
 Credit Enhancement              5
MINNESOTA INVESTMENT RISKS       6

INVESTMENT LIMITATIONS           7

 Regulatory Compliance          11
FEDERATED MUNICIPAL TRUST
MANAGEMENT                       5

 Share Ownership                10
 Trustees Compensation          24
 Trustee Liability              26
INVESTMENT ADVISORY SERVICES    26

 Investment Adviser             26
 Advisory Fees                  26
BROKERAGE TRANSACTIONS          27

OTHER SERVICES                  29

 Fund Administration            29



 Custodian and Portfolio
  Recordkeeper                  29
 Transfer Agent                 29
 Independent Public Accountants 29
DISTRIBUTION PLAN AND SHAREHOLDER
SERVICES AGREEMENT              30

DETERMINING NET ASSET VALUE     31

REDEMPTION IN KIND              32

MASSACHUSETTS PARTNERSHIP LAW   32

THE FUND'S TAX STATUS           33

PERFORMANCE INFORMATION         33

 Yield                          34
 Effective Yield                34
 Tax-Equivalent Yield           34
 Tax-Equivalency Table          35
 Total Return                   36
 Performance Comparisons        37
ABOUT FEDERATED INVESTORS       38

APPENDIX                        40




INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security, the issuer of any demand feature applicable to the security, or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Board of Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or FIN-1+, FIN-1, or FIN-2 by Fitch Investors Service, Inc. ("Fitch") are all



considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Fund may enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institutions, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate.
The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
MINNESOTA INVESTMENT RISKS

Minnesota has a diversified economy, the structure of which has increasingly come to resemble the nation as a whole. Minnesota's emergence as a regional center is evidenced by the comparatively high rates of employment growth in trade, finance, insurance, and service industries over the past ten years. Agriculture, which had been severely affected since 1981, appears to be improving with land values now stabilizing at levels seen in the early 1980's. State unemployment rates remain below the national level; and personal income has grown more rapidly than that of the nation as a whole, with personal income per capita remaining slightly above the national average.
Following a period of volatility in the early 1980's, Minnesota's fiscal operations have been recently characterized by a strong financial position and moderate debt burden. Minnesota has disciplined its budget process through frequent reviews of revenue forecasts and timely legislative action. 1994-1995 revenues exceeded projections. The general fund is estimated to have closed at June 30, 1995 with a balance of $421 million in addition to a $500 million cash flow reserve. The 1996-1997 biennial budget decreases the cash flow reserve to $350 million and maintains the general fund at $220 million.





Minnesota's debt position is excellent with nearly exclusive use of general obligation bonds. Amortization of general obligation debt is rapid, with nearly three-quarters due within ten years, fully characteristic of high quality borrowers. Debt service requirements are a mere 3% of annual expenditures. State credit for Northwest Airlines has been used this year to back about $45 million in bonds, a much more modest amount than originally planned.
The overall credit quality of the state is further demonstrated by its debt ratings. Minnesota maintains an Aa1 rating from Moody's Investors Service, Inc. Standard & Poor's Ratings Group rates the state AA+.
INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge. LENDING CASH OR SECURITIES
The Fund will not lend any of its assets except that it may acquire publicly or nonpublicly issued Minnesota municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, limitations, or its Declaration of Trust. INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate or real estate limited partnerships , although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under federal securities law, except for certain restricted securities which meet the criteria for liquidity established by the Trustees.



UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.


CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S.
government , its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.



INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers (including companies responsible for paying principal and interest on industrial development bonds) which have records of less than three years of continuous operations, including the operation of any predecessor.
INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund does not intend to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


FEDERATED MUNICIPAL TRUST MANAGEMENT

OFFICERS AND TRUSTEES ARE LISTED WITH THEIR ADDRESSES, BIRTHDATES, PRESENT POSITIONS WITH FEDERATED MUNICIPAL TRUST, AND PRINCIPAL OCCUPATIONS.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee



Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village
Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.





James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111



Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Glen R. Johnson *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee



Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.



Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.



President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee



Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.





J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated



Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


 Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.






David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research,



Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Vice President, Federated Administrative Services; Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash



Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.





SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.
As of December 4, 1995, the following shareholder(s) of record owned 5% or more of the outstanding Cash Series Shares of the Minnesota Municipal Cash
Trust: King Holding Corp., St. Paul, MN, 5.35%; Voyageur Fund Managers, Minneapolis, MN, 8.37%; Juran & Moody, Inc., St. Paul, MN, 8.93%; and FBS Investment Series, Inc., Minneapolis, MN, 9.22%.
As of December 4, 1995, the following shareholder(s) of record owned 5% or more of the outstanding Institutional Shares of the Minnesota Municipal Cash
Trust: Resource Bank & Trust Co., Minneapolis, MN, 25.57% and Var & Co., St. Paul, MN, 49.63%.
TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*#          FROM FUND COMPLEX +


John F. Donahue     $0             $0 for the Trust and
Chairman and Trustee                    68 other investment companies in the
Fund Complex
Thomas G. Bigley    $2,458         $20,688 for the Trust and
Trustee                            49 other investment companies in the Fund
Complex



John T. Conroy, Jr. $3,520         $117,202 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
William J. Copeland $3,520         $117,202 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
Glen R. Johnson     $0             $0 for the Trust and
President and Trustee                   14 other investment companies in the
Fund Complex
James E. Dowd       $3,520         $117,202 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
Lawrence D. Ellis, M.D.            $3,166    $106,460 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
Edward L. Flaherty, Jr.            $3,520    $117,202 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
Peter E. Madden     $2,757         $90,563 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
Gregor F. Meyer     $3,166         $106,460 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
John E. Murray, Jr.,               $1,762    $0 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
Wesley W. Posvar    $3,166         $106,460 for the Trust and



Trustee                            64 other investment companies in the Fund
Complex
Marjorie P. Smuts   $3,166         $106,460 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex


*Information is furnished for the fiscal year ended October 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of 15 portfolios.
+The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended October 31, 1995, 1994, and 1993, the adviser earned $1,357,870, $1,025,614, and $1,077,211, respectively, of which $906,031, $868,068 and
$915,191, respectively, were waived.
  STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.



BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended October 31, 1995, 1994, and 1992, the Fund paid no brokerage commissions.



Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Fund's Administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators".) For the fiscal years ended October 31, 1995, 1994, and 1993, the Administrators earned $256,977, $249,373, and $333,328, respectively. Dr. Henry J. Gailliot, an officer of Federated Management, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.



CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. TRANSFER AGENT
As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, and number of accounts and transactions made by shareholders.
INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, the Board of Trustees expects that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include:
(1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal year ending October 31, 1995, payments in the amount of $599,206 were made pursuant to the Distribution Plan, of which $407,672 was waived. In addition, for this period, payments in the amount of $848,872 were made pursuant to the Shareholder Services Agreement, of which $561,042 was waived.


DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value. REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.





PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
For the seven-day period ended October 31, 1995, the yields for Cash Series Shares and Institutional Shares were 3.39% and 3.79%, respectively. EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.



For the seven-day period ended October 31, 1995, the effective yields for Cash Series Shares and Institutional Shares were 3.44% and 3.86%, respectively.
TAX-EQUIVALENT YIELD
The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% tax rate (the maximum effective federal rate for individuals) and assuming that income is 100% exempt.
For the seven-day period ended October 31, 1995, the tax-equivalent yields for Cash Series Shares and Institutional Shares were 6.53% and 7.30%, respectively.


TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.
                        TAXABLE YIELD EQUIVALENT FOR 1995

                             State of Minnesota

                 COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
              23.00%  36.50%     39.50%      44.50%     48.10%




    JOINT        $1- $39,001-   $94,251-   $143,601-     OVER
    RETURN    39,000  94,250    143,600     256,500    256,500

    SINGLE       $1- $23,351-   $56,551-   $117,951-     OVER
    RETURN    23,350  56,550    117,950     256,500    256,500


    Tax-Exempt
    Yield                     Taxable Yield Equivalent


     1.50%     1.95%    2.36%     2.48%      2.70%       2.89%
     2.00%     2.60%    3.15%     3.31%      3.60%       3.85%
     2.50%     3.25%    3.94%     4.13%      4.50%       4.82%
     3.00%     3.90%    4.72%     4.96%      5.41%       5.78%
     3.50%     4.55%    5.51%     5.79%      6.31%       6.74%
     4.00%     5.19%    6.30%     6.61%      7.21%       7.71%
     4.50%     5.84%    7.09%     7.44%      8.11%       8.67%
     5.00%     6.49%    7.87%     8.26%      9.01%       9.63%
     5.50%     7.14%    8.66%     9.09%      9.91%      10.60%
     6.00%     7.79%    9.45%     9.92%     10.81%      11.56%

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.



    * Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
For the one-year period ended October 31, 1995, and for the period from January 7, 1991 (date of initial public investment) through October 31, 1995, the average annual total returns were 3.41% and 2.89%, respectively for Cash Series Shares. For the one-year period ended October 31, 1995, and for the period from September 10, 1990 (date of initial public investment) through October 31, 1995, the average annual total returns were 3.82% and 3.46%, respectively, for Institutional Shares.


PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   O LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated Investors managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.

*Source:  Investment Company Institute





TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.


APPENDIX

STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1      Very strong or strong capacity to pay principal and interest.
   Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2      Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-



term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)
COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1       This highest category indicates that the degree of safety
   regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2       Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA  Debt rated "AAA" has the highest rating assigned by S&P.  Capacity to
pay interest and repay principal is     extremely strong.
AA   Debt rate "AA" has a very strong capacity to pay interest and repay principal and differs from the highest  rated issues only in small degree.
A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODY'S INVESTORS SERVICE, INC.
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG1      This designation denotes best quality.  There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2      This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.


VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
COMMERCIAL PAPER (CP) RATINGS
P-1            Issuers rated PRIME-1 (or related supporting institutions)
     have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity
P-2            Issuers rated PRIME-2 (or related supporting institutions)
     have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA            Bonds which are rated AAA are judged to be of the best
     quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes is can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.
NR(1)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AAA" by S&P or "AAA" by Moody's.
NR(2)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "AA" by Moody's.
NR(3)     The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.


Cusip 314229873
Cusip 314229402






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SERVICE SHARES
PROSPECTUS

The Institutional Service Shares of New Jersey Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term New Jersey municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of New Jersey, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SERVICE SHARES                                                 2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  New Jersey Municipal Securities                                              6
  Investment Risks                                                             6
  Non-Diversification                                                          6
  Investment Limitations                                                       7

FUND INFORMATION                                                               7
------------------------------------------------------

  Management of the Fund                                                       7
  Distribution of Institutional Service Shares                                 8
  Administration of the Fund                                                   9

NET ASSET VALUE                                                                9
------------------------------------------------------

HOW TO PURCHASE SHARES                                                        10
------------------------------------------------------

  Special Purchase Features                                                   10

HOW TO REDEEM SHARES                                                          11
------------------------------------------------------

  Special Redemption Features                                                 12

ACCOUNT AND SHARE INFORMATION                                                 12
------------------------------------------------------

TAX INFORMATION                                                               13
------------------------------------------------------

  Federal Income Tax                                                          13
  State and Local Taxes                                                       14

OTHER CLASSES OF SHARES                                                       14
------------------------------------------------------

PERFORMANCE INFORMATION                                                       15
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SHARES                                                        16
------------------------------------------------------

FINANCIAL STATEMENTS                                                          17
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                                                 29
------------------------------------------------------

ADDRESSES                                                                     30
------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                 INSTITUTIONAL SERVICE SHARES
                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).................................................     None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).................................................     None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)...............................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)....................     None
Exchange Fee..........................................................................     None
                                   ANNUAL OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver) (1).....................................................    0.19%
12b-1 Fee (after waiver) (2)..........................................................    0.00%
Total Other Expenses..................................................................    0.46%
  Shareholder Services Fee (after waiver) (3)................................    0.15%
       Total Operating Expenses (4)...................................................    0.65%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The maximum 12b-1 fee is 0.10%.

(3) The maximum shareholder services fee is 0.25%.

(4) The total operating expenses would have been 1.06% absent the voluntary waivers of a portion of the management fee, 12b-1 fee and a portion of the shareholder services fee.

  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                      EXAMPLE                          1 year     3 years     5 years     10 years
---------------------------------------------------    ------     -------     -------     --------
You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period........      $7         $21         $36         $ 81


  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


NEW JERSEY MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants, on page 29.

                                                           YEAR ENDED OCTOBER 31,
                                               -----------------------------------------------
                                               1995      1994      1993      1992      1991(A)
                                               -----     -----     -----     -----     -------
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00     $1.00     $1.00     $1.00      $1.00
---------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------
  Net investment income                         0.03      0.02      0.02      0.03       0.04
---------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------
  Distributions from net investment income     (0.03)    (0.02)    (0.02)    (0.03)     (0.04)
---------------------------------------------  -----     -----     -----     -----     ------
NET ASSET VALUE, END OF PERIOD                 $1.00     $1.00     $1.00     $1.00      $1.00
---------------------------------------------  -----     -----     -----     -----     ------
TOTAL RETURN (B)                                3.36%     2.16%     2.12%     2.86%      3.82%
---------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------
  Expenses                                      0.65%     0.65%     0.56%     0.55%      0.35%*
---------------------------------------------
  Net investment income                         3.28%     2.19%     2.08%     2.69%      4.11%*
---------------------------------------------
  Expense waiver/reimbursement (c)              0.41%     0.41%     0.45%     0.51%      0.69%*
---------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------
  Net assets, end of period (000 omitted)       $29,81    $36,70    $21,00    $26,84   $17,709
---------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from December 13, 1990 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to the Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions acting in an agency capacity as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in short-term New Jersey municipal securities. The Fund may not be a suitable investment for retirement plans or for non-New Jersey taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 within a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and New Jersey state income tax consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of New Jersey municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and New Jersey state income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of New Jersey and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers ("New Jersey Municipal Securities"). Examples of New Jersey Municipal Securities include, but are not limited to:

     - tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

     - bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

     - municipal commercial paper and other short-term notes;

     - variable rate demand notes;

     - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

     - participation, trust and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     PARTICIPATION INTERESTS. The Fund may purchase interests in New Jersey Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying New Jersey Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.
The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain New Jersey Municipal Securities is subject to the federal alternative minimum tax.


NEW JERSEY MUNICIPAL SECURITIES

New Jersey Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

New Jersey Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of New Jersey Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on New Jersey Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of New Jersey Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of New Jersey Municipal Securities acceptable for purchase by the Fund could become limited. The Fund may invest in New Jersey Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these New Jersey Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of New Jersey Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

NON-DIVERSIFICATION

The Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of .10 of 1% of the average daily net asset value of Institutional Service Shares to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan. The Fund does not currently make payments to the distributor or charge a fee under the Distribution Plan and shareholders will be notified if the Fund intends to charge a fee under the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide services or distribution-related support services as agents for their clients or customers.

The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up .25 of 1%


of the average daily net asset value of Institutional Service Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Federated Shareholders Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. With respect to Institutional Service Shares, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

                                  AVERAGE AGGREGATE
     MAXIMUM FEE                  DAILY NET ASSETS
---------------------    -----------------------------------
      .15 of 1%               on the first $250 million
     .125 of 1%               on the next $250 million
      .10 of 1%               on the next $250 million
     .075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of Institutional Service Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $25,000 or more within a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 1:00 p.m. (Eastern time). The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: New Jersey Municipal Cash Trust, Institutional Service Shares; Fund Number (This number can be found on the account statement or by contacting the Fund.); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to:
Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to New Jersey Municipal Cash Trust Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.


HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. If shares certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. The check writing service allows shareholders to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $25,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each shareholder has one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

As of December 4, 1995, National Westminster Bank NJ, Jersey City, NJ, owned 40.78% of the voting securities of the Fund's Institutional Shares and Fiduciary Trust Co. International, New York, NY, owned 33.94% of the voting securities of the Fund's Institutional Service Shares, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.
Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.


STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than New Jersey. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

NEW JERSEY TAXES. Under existing New Jersey laws, distributions made by the Fund will not be subject to New Jersey income taxes to the extent that such dividends qualify as exempt interest dividends under the Internal Revenue Code, and represent (i) interest or gain from obligations issued by or on behalf of the State of New Jersey or any county, municipality, school or other district agency, authority, commission, instrumentality, public corporation, body corporate and politic or political subdivision of New Jersey; or (ii) interest or gain from obligations (such as obligations of the United States) that are statutorily free from New Jersey taxation under federal or New Jersey state laws. Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such dividends will be subject to New Jersey personal income taxes.

Distributions received by a corporate shareholder from the Fund will not be exempt from New Jersey corporation business taxes or New Jersey corporation business taxes or New Jersey corporation income taxes.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Institutional Shares that are sold primarily to financial institutions acting in a fiduciary capacity. Institutional Shares are sold at net asset value and are subject to a Shareholder Services Agreement. Investments in Institutional Shares are subject to a minimum initial investment of $25,000 within a 90-day period.

Institutional Service Shares and Institutional Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Service Shares and Institutional Shares may affect the performance of each class.

To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-235-4669.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return, yield, effective yield, and tax-equivalent yield for shares. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the shares' tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


NEW JERSEY MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 29.

                                                          YEAR ENDED OCTOBER 31,
                                             ------------------------------------------------
                                             1995      1994      1993**     1992      1991(A)
                                             -----     -----     ------     -----     -------
NET ASSET VALUE, BEGINNING OF PERIOD         $1.00     $1.00     $1.00      $1.00      $1.00
-------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------
  Net investment income                       0.03      0.02      0.02       0.03       0.04
-------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------
  Distributions from net investment income   (0.03)    (0.02)    (0.02 )    (0.03)     (0.04)
-------------------------------------------  -----     -----     ------     -----     ------
NET ASSET VALUE, END OF PERIOD               $1.00     $1.00     $1.00      $1.00      $1.00
-------------------------------------------  -----     -----     ------     -----     ------
TOTAL RETURN (B)                              3.46%     2.26%     2.22 %     2.96%      3.87%
-------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------
  Expenses                                    0.55%     0.54%     0.46 %     0.45%      0.27%*
-------------------------------------------
  Net investment income                       3.41%     2.22%     2.19 %     2.86%      4.19%*
-------------------------------------------
  Expense waiver/reimbursement (c)            0.41%     0.39%     0.45 %     0.51%      0.67%*
-------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------
  Net assets, end of period (000 omitted)     $86,94    $62,98    $66,34     $57,65   $39,423
-------------------------------------------


 * Computed on an annualized basis.

** Prior to October 6, 1993, the Fund provided three classes of shares.

(a) Reflects operations for the period from December 13, 1990 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


NEW JERSEY MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------     -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--99.2%
-----------------------------------------------------------------------
                NEW JERSEY--95.8%
                -------------------------------------------------------
$   700,000     Atlantic County, NJ Improvement Authority Weekly VRDNs
                (Marine Midland Bank N.A., Buffalo, NY LOC)               VMIG1      $    700,000
                -------------------------------------------------------
  1,801,896     Atlantic Highlands, NJ, 5.125% BANs, 11/17/1995           NR(3)         1,802,216
                -------------------------------------------------------
  1,925,000     Bordentown, NJ, 4.15% BANs, 6/27/1996                       NR          1,926,802
                -------------------------------------------------------
  1,000,000     Florence Township, NJ, 5.25% BANs, 2/15/1996              NR(3)         1,001,035
                -------------------------------------------------------
  4,500,000     Galloway Township, NJ, 5.25% BANs, 3/14/1996              NR(3)         4,505,882
                -------------------------------------------------------
  1,850,000     Hopewell Township, NJ, 4.15% BANs, 8/27/1996                NR          1,852,174
                -------------------------------------------------------
  1,961,389     Long Hill Township, NJ, 4.00% BANs, 7/19/1996               NR          1,964,891
                -------------------------------------------------------
  1,800,000     Mercer County, NJ Improvement Authority Weekly VRDNs
                (Mercer County, NJ Pooled Governmental Loan
                Program)/(Credit Suisse, Zurich LOC)                       A-1+         1,800,000
                -------------------------------------------------------
  1,500,000     Middlesex County, NJ PCFA Weekly VRDNs (FMC Gold
                Co.)/(Wachovia Bank of NC, NA, Winston-Salem LOC)          P-1          1,500,000
                -------------------------------------------------------
  1,500,000     Montclair Township, NJ, 4.25% BANs, 6/28/1996             NR(3)         1,504,688
                -------------------------------------------------------
  3,000,000     Moorestown Township, NJ, 3.99% BANs, 9/5/1996             NR(3)         3,000,770
                -------------------------------------------------------
  2,500,000     New Jersey EDA Weekly VRDNs (Franciscan Oaks)/
                (Bank of Scotland, Edinburgh LOC)                          A-1+         2,500,000
                -------------------------------------------------------
  5,628,000     New Jersey EDA Weekly VRDNs (Meridan Health Care)/
                (First National Bank of Maryland, Baltimore LOC)           P-1          5,628,000
                -------------------------------------------------------
  4,323,000     New Jersey EDA Weekly VRDNs (Molins Machines)/
                (Nationsbank of Virginia, N.A. LOC)                        P-1          4,323,000
                -------------------------------------------------------
  1,445,000     New Jersey EDA Weekly VRDNs (Nash Group)/
                (Chemical Bank, New York LOC)                              A-1          1,445,000
                -------------------------------------------------------
  8,050,000     New Jersey EDA Weekly VRDNs (YA-YWHA of Bergen County,
                NJ)/(Bank of New York, New York LOC)                      VMIG1         8,050,000
                -------------------------------------------------------
  1,600,000     New Jersey EDA, (1994 Series A), 4.35% TOBs (A.F.L.
                Quality, Inc.)/(National Westminster Bank, PLC, London
                LOC), Optional Tender 7/1/1996                             AA-          1,600,000
                -------------------------------------------------------



NEW JERSEY MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
 ---------                                                                -------       -----
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                NEW JERSEY--CONTINUED
                -------------------------------------------------------
$   560,000     New Jersey EDA, (1994 Series B), 4.35% TOBs (Two
                Univac, L.L.C.)/(National Westminster Bank, PLC, London
                LOC), Optional Tender 7/1/1996                            SP-1+      $    560,000
                -------------------------------------------------------
  2,700,000     New Jersey EDA, (Series 1984) Weekly VRDNs (Burmah-
                Castrol Inc. Project)/(Barclays Bank PLC, London LOC)      A-1+         2,700,000
                -------------------------------------------------------
  4,200,000     New Jersey EDA, (Series 1986) Weekly VRDNs (Ridgefield
                Associates)/(Bank of Tokyo Ltd., Tokyo LOC)                P-1          4,200,000
                -------------------------------------------------------
    350,000     New Jersey EDA, (Series 1987G) Weekly VRDNs (W.Y. Urban
                Renewal)/(National Westminster Bank, PLC, London LOC)     VMIG1           350,000
                -------------------------------------------------------
  2,400,000     New Jersey EDA, (Series 1988-F) Weekly VRDNs (Lamington
                Corners Associates)/(First Fidelity
                Bank, NA, New Jersey LOC)                                 VMIG1         2,400,000
                -------------------------------------------------------
  1,500,000     New Jersey EDA, (Series 1991), 3.75% CP (Chambers
                Cogeneration Ltd Partnership)/(Swiss Bank Corp., Basle
                LOC), Mandatory Tender 1/22/1996                           A-1+         1,500,000
                -------------------------------------------------------
  1,180,000     New Jersey EDA, (Series 1992 Q) Weekly VRDNs (Physical
                Accoustics, Inc.)/(Banque Nationale de Paris LOC)         VMIG1         1,180,000
                -------------------------------------------------------
  1,170,000     New Jersey EDA, (Series 1992 Z) Weekly VRDNs (West-Ward
                Pharmaceuticals)/(Banque Nationale de Paris LOC)          VMIG1         1,170,000
                -------------------------------------------------------
  1,080,000     New Jersey EDA, (Series 1992D-1) Weekly VRDNs
                (Danlin Corp.)/(Banque Nationale de Paris LOC)            VMIG1         1,080,000
                -------------------------------------------------------
  2,285,000     New Jersey EDA, (Series 1992I-1) Weekly VRDNs
                (Geshem Realty)/(Banque Nationale de Paris LOC)           VMIG1         2,285,000
                -------------------------------------------------------
  3,010,000     New Jersey EDA, (Series 1992L) Weekly VRDNs
                (Kent Place School)/(Banque Nationale de Paris LOC)       VMIG1         3,010,000
                -------------------------------------------------------
  1,600,000     New Jersey EDA, (Series 1995) Weekly VRDNs (Filtra
                Corporation Project)/(Chemical Bank, New York LOC)         P-1          1,600,000
                -------------------------------------------------------
  3,200,000     New Jersey EDA, (Series 1995) Weekly VRDNs (Hillcrest
                Health Service System, Inc.)/(Industrial Bank of Japan
                Ltd., Tokyo LOC)                                           P-1          3,200,000
                -------------------------------------------------------



NEW JERSEY MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
 ---------                                                                -------       -----
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                NEW JERSEY--CONTINUED
                -------------------------------------------------------
$ 2,000,000     New Jersey EDA, (Series 1995) Weekly VRDNs
                (International Vitamin Corporation Project)/
                (National Westminster Bank, PLC, London LOC)               P-1       $  2,000,000
                -------------------------------------------------------
  1,250,000     New Jersey EDA, (Series 1995) Weekly VRDNs (Manhattan
                Bagel Co., Inc.)/(First Fidelity Bank, NA, New Jersey
                LOC)                                                       P-1          1,250,000
                -------------------------------------------------------
  1,005,000     New Jersey EDA, (Series W) Weekly VRDNs (Datatec
                Industries, Inc.)/(Banque Nationale de Paris LOC)          P-1          1,005,000
                -------------------------------------------------------
  2,815,000     New Jersey EDA, Adjustable/Fixed Rate Economic
                Development Bonds Weekly VRDNs (Atlantic States
                Cast Iron Pipe Company)/(Amsouth Bank N.A., Birmingham
                LOC)                                                      VMIG1         2,815,000
                -------------------------------------------------------
  1,400,000     New Jersey EDA, Economic Development Bonds, 1987
                Project Weekly VRDNs (United Jewish Community of Bergen
                County)/(Bank of New York, New York LOC)                   P-1          1,400,000
                -------------------------------------------------------
  1,000,000     New Jersey EDA, Natural Gas Facilities Refunding
                Revenue Bonds (Series 1995A) Daily VRDNs (New Jersey
                Natural Gas Company)/(AMBAC INS)/(Union Bank of
                Switzerland, Zurich LIQ)                                  VMIG1         1,000,000
                -------------------------------------------------------
  3,120,000     New Jersey EDA, Pollution Control Revenue Refunding
                Bonds (Series 1995A), 3.60% CP (Public Service Electric
                and Gas Company)/(MBIA Insurance Corporation INS),
                Mandatory Tender 11/27/1995                                A-1+         3,120,000
                -------------------------------------------------------
  3,055,000     New Jersey Housing & Mortgage Financing Authority,
                (Series 1989-D), 4.00% TOBs (MBIA Insurance
                Corporation INS)/(Citibank NA, New York LIQ),
                Optional Tender 4/1/1996                                  NR(1)         3,055,000
                -------------------------------------------------------
    755,000     New Jersey Housing & Mortgage Financing Authority,
                4.00% TOBs (MBIA Insurance Corporation INS)/
                (Citibank NA, New York LIQ), Optional Tender 4/1/1996     NR(1)           755,000
                -------------------------------------------------------
  4,300,000 (a) New Jersey State Transportation Trust Fund Agency,
                (Series 1993A) Weekly VRDNs (FSA INS)/(Merrill Lynch
                Capital Services, Inc. LIQ)                               VMIG1         4,300,000
                -------------------------------------------------------



NEW JERSEY MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
 ---------                                                                -------       -----
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                NEW JERSEY--CONTINUED
                -------------------------------------------------------
$ 3,000,000     Port Authority of New York and New Jersey,
                (Series 3) Weekly VRDNs (KIAC Partners)/
                (Deutsche Bank, AG LOC)                                    P-1       $  3,000,000
                -------------------------------------------------------
 10,000,000     Port Authority of New York and New Jersey, (Series
                1991-4) Weekly VRDNs                                                   10,000,000
                -------------------------------------------------------
  1,000,000     Salem County, NJ Pollution Control Financing Authority,
                (Series 1988A), 3.50% CP (Philadelphia Electric Co.)/
                (FGIC INS), Mandatory Tender 11/13/1995                    A-1+         1,000,000
                -------------------------------------------------------
  2,900,000     South Plainfield, NJ, 3.95% BANs, 7/26/1996                 NR          2,901,001
                -------------------------------------------------------
  3,200,421     West Milford Township, NJ, 5.50% BANs, 1/26/1996            NR          3,201,846
                -------------------------------------------------------
    750,000     Woodbury, NJ, 5.20% BANs, 4/12/1996                         NR            751,273
                -------------------------------------------------------              ------------
                Total                                                                 111,893,578
                -------------------------------------------------------              ------------
                PUERTO RICO--3.4%
                -------------------------------------------------------
  4,000,000     Puerto Rico Government Development Bank, 3.80% CP,
                Mandatory Tender 12/8/1995                                 A-1+         4,000,000
                -------------------------------------------------------              ------------
                TOTAL INVESTMENTS AT AMORTIZED COST (B)                              $115,893,578
                -------------------------------------------------------              ------------


Securities that are subject to Alternative Minimum Tax represent 35.1% of the portfolio as calculated based upon total portfolio market value.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. These securities have been determined to be liquid under criteria established by the Board of Trustees at the end of the period, this security amounted to $4,300,000 which represents 3.7% of net assets.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($116,761,516) at October 31, 1995.


NEW JERSEY MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

AMBAC  --American Municipal Bond Assurance Corporation
BANs   --Bond Anticipation Notes
CP     --Commercial Paper
EDA    --Economic Development Authority
FGIC   --Financial Guaranty Insurance Company
FSA    --Financial Security Assurance
INS    --Insurance
LIQ    --Liquidity Agreement
LOC    --Letter of Credit
MBIA   --Municipal Bond Investors Assurance
PLC    --Public Limited Company
TOBs   --Tender Option Bonds
VRDNs  --Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)


NEW JERSEY MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                       $115,893,578
-------------------------------------------------------------------------------
Cash                                                                                    241,626
-------------------------------------------------------------------------------
Income receivable                                                                       945,798
-------------------------------------------------------------------------------
Receivable for shares sold                                                                1,476
-------------------------------------------------------------------------------    ------------
     Total assets                                                                   117,082,478
-------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------
Payable for shares redeemed                                            $  1,938
--------------------------------------------------------------------
Income distribution payable                                             287,785
--------------------------------------------------------------------
Accrued expenses                                                         31,239
--------------------------------------------------------------------   --------
     Total liabilities                                                                  320,962
-------------------------------------------------------------------------------    ------------
NET ASSETS for 116,761,516 shares outstanding                                      $116,761,516
-------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
-------------------------------------------------------------------------------
$86,944,238 / 86,944,238 shares outstanding                                               $1.00
-------------------------------------------------------------------------------    ------------
INSTITUTIONAL SERVICE SHARES:
-------------------------------------------------------------------------------
$29,817,278 / 29,817,278 shares outstanding                                               $1.00
-------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


NEW JERSEY MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------------------------
Interest                                                                                $4,265,077
------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------
Investment advisory fee                                                   $  431,160
----------------------------------------------------------------------
Administrative personnel and services fee                                    155,000
----------------------------------------------------------------------
Custodian fees                                                                27,873
----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                      35,329
----------------------------------------------------------------------
Directors'/Trustees' fees                                                      1,242
----------------------------------------------------------------------
Auditing fees                                                                 14,849
----------------------------------------------------------------------
Legal fees                                                                     2,454
----------------------------------------------------------------------
Portfolio accounting fees                                                     39,750
----------------------------------------------------------------------
Distribution services fee--Institutional Service Shares                       27,107
----------------------------------------------------------------------
Shareholder services fee--Institutional Shares                               201,709
----------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                        67,766
----------------------------------------------------------------------
Share registration costs                                                      36,077
----------------------------------------------------------------------
Printing and postage                                                           9,261
----------------------------------------------------------------------
Insurance premiums                                                             5,936
----------------------------------------------------------------------
Taxes                                                                            821
----------------------------------------------------------------------
Miscellaneous                                                                  7,333
----------------------------------------------------------------------    ----------
     Total expenses                                                        1,063,667
----------------------------------------------------------------------
Waivers--
----------------------------------------------------------------------
  Waiver of investment advisory fee                          $(228,371)
----------------------------------------------------------
  Waiver of distribution services fee--Institutional
  Service Shares                                               (27,107)
----------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares    (159,821)
----------------------------------------------------------
  Waiver of shareholder services fee--Institutional
  Service Shares                                               (26,242)
----------------------------------------------------------   ---------
     Total waivers                                                          (441,541)
----------------------------------------------------------------------    ----------
       Net expenses                                                                        622,126
------------------------------------------------------------------------------------    ----------
          Net investment income                                                         $3,642,951
------------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


NEW JERSEY MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     YEAR ENDED OCTOBER 31,
                                                                  -----------------------------
                                                                      1995            1994
                                                                  -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------
Net investment income                                             $   3,642,951   $   2,157,116
----------------------------------------------------------------  -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------
Distributions from net investment income
----------------------------------------------------------------
  Institutional Shares                                               (2,752,708)     (1,478,776)
----------------------------------------------------------------
  Institutional Service Shares                                         (890,243)       (678,340)
----------------------------------------------------------------  -------------   -------------
     Change in net assets resulting from distributions to
     shareholders                                                    (3,642,951)     (2,157,116)
----------------------------------------------------------------  -------------   -------------
SHARE TRANSACTIONS--
----------------------------------------------------------------
Proceeds from sale of shares                                        425,149,193     344,046,340
----------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                  545,318         426,614
----------------------------------------------------------------
Cost of shares redeemed                                            (408,621,137)   (332,135,904)
----------------------------------------------------------------  -------------   -------------
     Change in net assets resulting from share transactions          17,073,374      12,337,050
----------------------------------------------------------------  -------------   -------------
          Change in net assets                                       17,073,374      12,337,050
----------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------
Beginning of period                                                  99,688,142      87,351,092
----------------------------------------------------------------  -------------   -------------
End of period                                                     $ 116,761,516   $  99,688,142
----------------------------------------------------------------  -------------   -------------


(See Notes which are an integral part of the Financial Statements)


NEW JERSEY MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------
(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of fifteen non-diversified portfolios. The financial statements included herein are only those of New Jersey Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1995, 66.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or


NEW JERSEY MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     supported (backed) by a letter of credit for any one institution or agency does not exceed 8.4% of total investments.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

     Additional information on each restricted security held at October 31, 1995 is as follows:

                          SECURITY                        ACQUISITION DATE    ACQUISITION COST
     --------------------------------------------------   ----------------    ----------------
     New Jersey State Transportation Trust Fund Agency,
     (Series 1993A) Weekly VRDNs (FSA INS)/(Merrill
     Lynch Capital Services, Inc. LIQ)                         10/4/95           $4,300,000


     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1995, capital paid-in aggregated $116,761,516.

Transactions in shares were as follows:

                                                                       YEAR ENDED OCTOBER 31,
                                                                    ----------------------------
INSTITUTIONAL SHARES                                                     1995            1994
-----------------------------------------------------------------   ------------    ------------
Shares sold                                                          334,240,209     240,111,228
-----------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                                15,613           2,995
-----------------------------------------------------------------
Shares redeemed                                                     (310,295,248)   (243,476,200)
-----------------------------------------------------------------   ------------    ------------
  Net change resulting from Institutional share transactions          23,960,574      (3,361,977)
-----------------------------------------------------------------   ------------    ------------



NEW JERSEY MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

                                                                       YEAR ENDED OCTOBER 31,
                                                                    ----------------------------
INSTITUTIONAL SERVICE SHARES                                            1995            1994
-----------------------------------------------------------------   ------------    ------------
Shares sold                                                           90,908,984     103,935,112
-----------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                               529,705         423,619
-----------------------------------------------------------------
Shares redeemed                                                      (98,325,889)    (88,659,704)
-----------------------------------------------------------------   ------------    ------------
  Net change resulting from Institutional Service share
     transactions                                                     (6,887,200)     15,699,027
-----------------------------------------------------------------   ------------    ------------
     Net change resulting from share transactions                     17,073,374      12,337,050
-----------------------------------------------------------------   ------------    ------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to .10 of 1% of the average daily net assets of the Institutional Service Shares, annually, to reimburse FSC.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntarily waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.



NEW JERSEY MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $61,531 and start-up administrative service expenses of $16,639 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational and start-up administrative expenses at an annual rate of .005 of 1% and .01% of 1% of average daily net assets, respectively, until expenses initially borne are fully reimbursed or the expiration of five years after December 10, 1990 (the date the Fund became effective), whichever occurs earlier. For the period ended October 31, 1995, the Fund paid $5,318 and $0, respectively, pursuant to this agreement.

INTERFUND TRANSACTIONS--During the period ended October 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/or common Officers. These transactions were made at current market value pursuant to rule 17a-7 under the Act amounting to $202,035,250 and $189,185,000, respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(New Jersey Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of New Jersey Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended and the financial highlights (see pages 2 and 16 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New Jersey Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 15, 1995


ADDRESSES
--------------------------------------------------------------------------------

New Jersey Municipal Cash Trust
                Institutional Service Shares                 Federated Investors Tower
                                                             Pittsburgh, PA 15222-3779
------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                   Federated Investors Tower
                                                             Pittsburgh, PA 15222-3779
------------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                         Federated Investors Tower
                                                             Pittsburgh, PA 15222-3779
------------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                        P.O. Box 8600
                Trust Company                                Boston, MA 02266-8600
------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Services Company                   P.O. Box 8600
                                                             Boston, MA 02266-8600
------------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                          2100 One PPG Place
                                                             Pittsburgh, PA 15222
------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NEW JERSEY MUNICIPAL
                                      CASH TRUST
                                      INSTITUTIONAL SERVICE SHARES

                                      PROSPECTUS
                                      A Non-Diversified Portfolio of Federated
                                      Municipal Trust, an Open-End Management
                                      Investment Company

                                      Prospectus dated December 31, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779

      CUSIP 314229709
      0100802A-SS (12/95)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SHARES
PROSPECTUS

The Institutional Shares of New Jersey Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term New Jersey municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of New Jersey, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SHARES                                                         2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  New Jersey Municipal Securities                                              6
  Investment Risks                                                             6
  Non-Diversification                                                          6
  Investment Limitations                                                       7

FUND INFORMATION                                                               7
------------------------------------------------------

  Management of the Fund                                                       7
  Distribution of Institutional Shares                                         8
  Administration of the Fund                                                   9

NET ASSET VALUE                                                                9
------------------------------------------------------

HOW TO PURCHASE SHARES                                                         9
------------------------------------------------------

HOW TO REDEEM SHARES                                                          10
------------------------------------------------------

ACCOUNT AND SHARE INFORMATION                                                 11
------------------------------------------------------

TAX INFORMATION                                                               12
------------------------------------------------------

  Federal Income Tax                                                          12
  State and Local Taxes                                                       13

OTHER CLASSES OF SHARES                                                       13
------------------------------------------------------
PERFORMANCE INFORMATION                                                       14
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SERVICE SHARES                                                15
------------------------------------------------------

FINANCIAL STATEMENTS                                                          16
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                                                 28
------------------------------------------------------

ADDRESSES                                                                     29
------------------------------------------------------

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                     INSTITUTIONAL SHARES
                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).................................................     None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).................................................     None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)...............................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)....................     None
Exchange Fee..........................................................................     None
                                   ANNUAL OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver) (1).....................................................    0.19%
12b-1 Fee.............................................................................     None
Total Other Expenses..................................................................    0.36%
  Shareholder Services Fee (after waiver) (2)................................    0.05%
     Total Operating Expenses (3)............................................             0.55%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.96% absent the voluntary waivers of a portion of the management fee and a portion of the shareholder services fee.

  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                      EXAMPLE                          1 year     3 years     5 years     10 years
---------------------------------------------------    ------     -------     -------     --------
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return and (2)
  redemption at the end of each time period........      $6         $18         $31         $ 69


  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

NEW JERSEY MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 28.

                                                          YEAR ENDED OCTOBER 31,
                                             ------------------------------------------------
                                             1995      1994      1993**     1992      1991(A)
                                             -----     -----     ------     -----     -------
NET ASSET VALUE, BEGINNING OF PERIOD         $1.00     $1.00     $1.00      $1.00      $1.00
-------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------
  Net investment income                       0.03      0.02      0.02       0.03       0.04
-------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------
  Distributions from net investment income   (0.03)    (0.02)    (0.02 )    (0.03)     (0.04)
-------------------------------------------  -----     -----     ------     -----     ------
NET ASSET VALUE, END OF PERIOD               $1.00     $1.00     $1.00      $1.00      $1.00
-------------------------------------------  -----     -----     ------     -----     ------
TOTAL RETURN (B)                              3.46%     2.26%     2.22 %     2.96%      3.87%
-------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------
  Expenses                                    0.55%     0.54%     0.46 %     0.45%      0.27%*
-------------------------------------------
  Net investment income                       3.41%     2.22%     2.19 %     2.86%      4.19%*
-------------------------------------------
  Expense waiver/reimbursement (c)            0.41%     0.39%     0.45 %     0.51%      0.67%*
-------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------
  Net assets, end of period (000 omitted)     $86,944    $62,984    $66,346     $57,657   $39,423
-------------------------------------------


 * Computed on an annualized basis.

** Prior to October 6, 1993, the Fund provided three classes of shares.

(a) Reflects operations for the period from December 13, 1990 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to the Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for financial institutions acting in an agency or fiduciary capacity as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in short-term New Jersey municipal securities. The Fund may not be a suitable investment for retirement plans or for non-New Jersey taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 within a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of New Jersey municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of New Jersey and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers ("New Jersey Municipal Securities"). Examples of New Jersey Municipal Securities include, but are not limited to:

     - tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

     - bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

     - municipal commercial paper and other short-term notes;

     - variable rate demand notes;

     - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

     - participation, trust and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     PARTICIPATION INTERESTS. The Fund may purchase interests in New Jersey Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying New Jersey Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.

The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain New Jersey Municipal Securities is subject to the federal alternative minimum tax.

NEW JERSEY MUNICIPAL SECURITIES

New Jersey Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

New Jersey Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of New Jersey Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on New Jersey Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of New Jersey Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of New Jersey Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in New Jersey Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these New Jersey Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of New Jersey Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

NON-DIVERSIFICATION

The Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor may pay financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide certain services to shareholders. These services may include, but are not limited to, distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of shares. Any fees paid for these services by the distributor will be reimbursed by the adviser and not the Fund.
ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

                                  AVERAGE AGGREGATE
     MAXIMUM FEE                  DAILY NET ASSETS
---------------------    -----------------------------------
      .15 of 1%               on the first $250 million
     .125 of 1%               on the next $250 million
      .10 of 1%               on the next $250 million
     .075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of Institutional Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately.

Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: New Jersey Municipal Cash Trust--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by mailing a check made payable to New Jersey Municipal Cash Trust--Institutional Shares to: Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.

SUBACCOUNTING SERVICES. Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 1:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each shareholder has one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.
Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

As of December 4, 1995, National Westminster Bank NJ, Jersey City, NJ, owned 40.78% of the voting securities of the Fund's Institutional Shares and Fiduciary Trust Co. International, New York, NY, owned 33.94% of the voting securities of the Fund's Institutional Service Shares, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than New Jersey. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

NEW JERSEY TAXES. Under existing New Jersey laws, distributions made by the Fund will not be subject to New Jersey income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest or gain from obligations issued by or on behalf of the State of New Jersey or any county, municipality, school or other district, agency, authority, commission, instrumentality, public corporation, body corporate and politic or political subdivision of New Jersey; or (ii) interest or gain from obligations (such as obligations of the United States) that are statutorily free from New Jersey taxation under federal or New Jersey state laws. Conversely, to the extent that distributions by the Fund are attributable to other types of obligations, such distributions will be subject to New Jersey income taxes.

Distributions received by a corporate shareholder from the Fund will not be exempt from New Jersey Corporation Business Tax or New Jersey Corporation Income Tax.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold at net asset value primarily to financial institutions acting in an agency or fiduciary capacity and are subject to a minimum initial investment of $25,000 over a 90-day period.

All classes are subject to certain of the same expenses.

Institutional Service Shares are distributed under a 12b-1 Plan adopted by the Fund and also are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-235-4669.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return, yield, effective yield, and tax-equivalent yield for shares. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the shares' tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

NEW JERSEY MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants, on page 28.

                                                           YEAR ENDED OCTOBER 31,
                                               -----------------------------------------------
                                               1995      1994      1993      1992      1991(A)
                                               -----     -----     -----     -----     -------
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00     $1.00     $1.00     $1.00      $1.00
---------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------
  Net investment income                         0.03      0.02      0.02      0.03       0.04
---------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------
  Distributions from net investment income     (0.03)    (0.02)    (0.02)    (0.03)     (0.04)
---------------------------------------------  -----     -----     -----     -----     ------
NET ASSET VALUE, END OF PERIOD                 $1.00     $1.00     $1.00     $1.00      $1.00
---------------------------------------------  -----     -----     -----     -----     ------
TOTAL RETURN (B)                                3.36%     2.16%     2.12%     2.86%      3.82%
---------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------
  Expenses                                      0.65%     0.65%     0.56%     0.55%      0.35%*
---------------------------------------------
  Net investment income                         3.28%     2.19%     2.08%     2.69%      4.11%*
---------------------------------------------
  Expense waiver/reimbursement (c)              0.41%     0.41%     0.45%     0.51%      0.69%*
---------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------
  Net assets, end of period (000 omitted)       $29,817    $36,704    $21,005    $26,844   $17,709
---------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from December 13, 1990 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

NEW JERSEY MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------     -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--99.2%
-----------------------------------------------------------------------
                NEW JERSEY--95.8%
                -------------------------------------------------------
$   700,000     Atlantic County, NJ Improvement Authority Weekly VRDNs
                (Marine Midland Bank N.A., Buffalo, NY LOC)               VMIG1      $    700,000
                -------------------------------------------------------
  1,801,896     Atlantic Highlands, NJ, 5.125% BANs, 11/17/1995           NR(3)         1,802,216
                -------------------------------------------------------
  1,925,000     Bordentown, NJ, 4.15% BANs, 6/27/1996                       NR          1,926,802
                -------------------------------------------------------
  1,000,000     Florence Township, NJ, 5.25% BANs, 2/15/1996              NR(3)         1,001,035
                -------------------------------------------------------
  4,500,000     Galloway Township, NJ, 5.25% BANs, 3/14/1996              NR(3)         4,505,882
                -------------------------------------------------------
  1,850,000     Hopewell Township, NJ, 4.15% BANs, 8/27/1996                NR          1,852,174
                -------------------------------------------------------
  1,961,389     Long Hill Township, NJ, 4.00% BANs, 7/19/1996               NR          1,964,891
                -------------------------------------------------------
  1,800,000     Mercer County, NJ Improvement Authority Weekly VRDNs
                (Mercer County, NJ Pooled Governmental Loan
                Program)/(Credit Suisse, Zurich LOC)                       A-1+         1,800,000
                -------------------------------------------------------
  1,500,000     Middlesex County, NJ PCFA Weekly VRDNs (FMC Gold
                Co.)/(Wachovia Bank of NC, NA, Winston-Salem LOC)          P-1          1,500,000
                -------------------------------------------------------
  1,500,000     Montclair Township, NJ, 4.25% BANs, 6/28/1996             NR(3)         1,504,688
                -------------------------------------------------------
  3,000,000     Moorestown Township, NJ, 3.99% BANs, 9/5/1996             NR(3)         3,000,770
                -------------------------------------------------------
  2,500,000     New Jersey EDA Weekly VRDNs (Franciscan Oaks)/
                (Bank of Scotland, Edinburgh LOC)                          A-1+         2,500,000
                -------------------------------------------------------
  5,628,000     New Jersey EDA Weekly VRDNs (Meridan Health Care)/
                (First National Bank of Maryland, Baltimore LOC)           P-1          5,628,000
                -------------------------------------------------------
  4,323,000     New Jersey EDA Weekly VRDNs (Molins Machines)/
                (Nationsbank of Virginia, N.A. LOC)                        P-1          4,323,000
                -------------------------------------------------------
  1,445,000     New Jersey EDA Weekly VRDNs (Nash Group)/
                (Chemical Bank, New York LOC)                              A-1          1,445,000
                -------------------------------------------------------
  8,050,000     New Jersey EDA Weekly VRDNs (YA-YWHA of Bergen County,
                NJ)/(Bank of New York, New York LOC)                      VMIG1         8,050,000
                -------------------------------------------------------


NEW JERSEY MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
 ---------      -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                NEW JERSEY--CONTINUED
                -------------------------------------------------------
$ 1,600,000     New Jersey EDA, (1994 Series A), 4.35% TOBs (A.F.L.
                Quality, Inc.)/(National Westminster Bank, PLC, London
                LOC), Optional Tender 7/1/1996                             AA-       $  1,600,000
                -------------------------------------------------------
    560,000     New Jersey EDA, (1994 Series B), 4.35% TOBs (Two
                Univac, L.L.C.)/(National Westminster Bank, PLC, London
                LOC), Optional Tender 7/1/1996                            SP-1+           560,000
                -------------------------------------------------------
  2,700,000     New Jersey EDA, (Series 1984) Weekly VRDNs (Burmah-
                Castrol Inc. Project)/(Barclays Bank PLC, London LOC)      A-1+         2,700,000
                -------------------------------------------------------
  4,200,000     New Jersey EDA, (Series 1986) Weekly VRDNs (Ridgefield
                Associates)/(Bank of Tokyo Ltd., Tokyo LOC)                P-1          4,200,000
                -------------------------------------------------------
    350,000     New Jersey EDA, (Series 1987G) Weekly VRDNs (W.Y. Urban
                Renewal)/(National Westminster Bank, PLC, London LOC)     VMIG1           350,000
                -------------------------------------------------------
  2,400,000     New Jersey EDA, (Series 1988-F) Weekly VRDNs (Lamington
                Corners Associates)/(First Fidelity
                Bank, NA, New Jersey LOC)                                 VMIG1         2,400,000
                -------------------------------------------------------
  1,500,000     New Jersey EDA, (Series 1991), 3.75% CP (Chambers
                Cogeneration Ltd Partnership)/(Swiss Bank Corp., Basle
                LOC), Mandatory Tender 1/22/1996                           A-1+         1,500,000
                -------------------------------------------------------
  1,180,000     New Jersey EDA, (Series 1992 Q) Weekly VRDNs (Physical
                Accoustics, Inc.)/(Banque Nationale de Paris LOC)         VMIG1         1,180,000
                -------------------------------------------------------
  1,170,000     New Jersey EDA, (Series 1992 Z) Weekly VRDNs (West-Ward
                Pharmaceuticals)/(Banque Nationale de Paris LOC)          VMIG1         1,170,000
                -------------------------------------------------------
  1,080,000     New Jersey EDA, (Series 1992D-1) Weekly VRDNs
                (Danlin Corp.)/(Banque Nationale de Paris LOC)            VMIG1         1,080,000
                -------------------------------------------------------
  2,285,000     New Jersey EDA, (Series 1992I-1) Weekly VRDNs
                (Geshem Realty)/(Banque Nationale de Paris LOC)           VMIG1         2,285,000
                -------------------------------------------------------
  3,010,000     New Jersey EDA, (Series 1992L) Weekly VRDNs
                (Kent Place School)/(Banque Nationale de Paris LOC)       VMIG1         3,010,000
                -------------------------------------------------------
  1,600,000     New Jersey EDA, (Series 1995) Weekly VRDNs (Filtra
                Corporation Project)/(Chemical Bank, New York LOC)         P-1          1,600,000
                -------------------------------------------------------


NEW JERSEY MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
 ---------      -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                NEW JERSEY--CONTINUED
                -------------------------------------------------------
$ 3,200,000     New Jersey EDA, (Series 1995) Weekly VRDNs (Hillcrest
                Health Service System, Inc.)/(Industrial Bank of Japan
                Ltd., Tokyo LOC)                                           P-1       $  3,200,000
                -------------------------------------------------------
  2,000,000     New Jersey EDA, (Series 1995) Weekly VRDNs
                (International Vitamin Corporation Project)/
                (National Westminster Bank, PLC, London LOC)               P-1          2,000,000
                -------------------------------------------------------
  1,250,000     New Jersey EDA, (Series 1995) Weekly VRDNs (Manhattan
                Bagel Co., Inc.)/(First Fidelity Bank, NA, New Jersey
                LOC)                                                       P-1          1,250,000
                -------------------------------------------------------
  1,005,000     New Jersey EDA, (Series W) Weekly VRDNs (Datatec
                Industries, Inc.)/(Banque Nationale de Paris LOC)          P-1          1,005,000
                -------------------------------------------------------
  2,815,000     New Jersey EDA, Adjustable/Fixed Rate Economic
                Development Bonds Weekly VRDNs (Atlantic States
                Cast Iron Pipe Company)/(Amsouth Bank N.A., Birmingham
                LOC)                                                      VMIG1         2,815,000
                -------------------------------------------------------
  1,400,000     New Jersey EDA, Economic Development Bonds, 1987
                Project Weekly VRDNs (United Jewish Community of Bergen
                County)/(Bank of New York, New York LOC)                   P-1          1,400,000
                -------------------------------------------------------
  1,000,000     New Jersey EDA, Natural Gas Facilities Refunding
                Revenue Bonds (Series 1995A) Daily VRDNs (New Jersey
                Natural Gas Company)/(AMBAC INS)/(Union Bank of
                Switzerland, Zurich LIQ)                                  VMIG1         1,000,000
                -------------------------------------------------------
  3,120,000     New Jersey EDA, Pollution Control Revenue Refunding
                Bonds (Series 1995A), 3.60% CP (Public Service Electric
                and Gas Company)/(MBIA Insurance Corporation INS),
                Mandatory Tender 11/27/1995                                A-1+         3,120,000
                -------------------------------------------------------
  3,055,000     New Jersey Housing & Mortgage Financing Authority,
                (Series 1989-D), 4.00% TOBs (MBIA Insurance
                Corporation INS)/(Citibank NA, New York LIQ),
                Optional Tender 4/1/1996                                  NR(1)         3,055,000
                -------------------------------------------------------
    755,000     New Jersey Housing & Mortgage Financing Authority,
                4.00% TOBs (MBIA Insurance Corporation INS)/
                (Citibank NA, New York LIQ), Optional Tender 4/1/1996     NR(1)           755,000
                -------------------------------------------------------


NEW JERSEY MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
 ---------      -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                NEW JERSEY--CONTINUED
                -------------------------------------------------------
$ 4,300,000 (a) New Jersey State Transportation Trust Fund Agency,
                (Series 1993A) Weekly VRDNs (FSA INS)/(Merrill Lynch
                Capital Services, Inc. LIQ)                               VMIG1      $  4,300,000
                -------------------------------------------------------
  3,000,000     Port Authority of New York and New Jersey,
                (Series 3) Weekly VRDNs (KIAC Partners)/
                (Deutsche Bank, AG LOC)                                    P-1          3,000,000
                -------------------------------------------------------
 10,000,000     Port Authority of New York and New Jersey, (Series
                1991-4) Weekly VRDNs                                                   10,000,000
                -------------------------------------------------------
  1,000,000     Salem County, NJ Pollution Control Financing Authority,
                (Series 1988A), 3.50% CP (Philadelphia Electric Co.)/
                (FGIC INS), Mandatory Tender 11/13/1995                    A-1+         1,000,000
                -------------------------------------------------------
  2,900,000     South Plainfield, NJ, 3.95% BANs, 7/26/1996                 NR          2,901,001
                -------------------------------------------------------
  3,200,421     West Milford Township, NJ, 5.50% BANs, 1/26/1996            NR          3,201,846
                -------------------------------------------------------
    750,000     Woodbury, NJ, 5.20% BANs, 4/12/1996                         NR            751,273
                -------------------------------------------------------              ------------
                Total                                                                 111,893,578
                -------------------------------------------------------              ------------
                PUERTO RICO--3.4%
                -------------------------------------------------------
  4,000,000     Puerto Rico Government Development Bank, 3.80% CP,
                Mandatory Tender 12/8/1995                                 A-1+         4,000,000
                -------------------------------------------------------              ------------
                TOTAL INVESTMENTS AT AMORTIZED COST (B)                              $115,893,578
                -------------------------------------------------------              ------------


Securities that are subject to Alternative Minimum Tax represent 35.1% of the portfolio as calculated based upon total portfolio market value.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. These securities have been determined to be liquid under criteria established by the Board of Trustees at the end of the period, this security amounted to $4,300,000 which represents 3.7% of net assets.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($116,761,516) at October 31, 1995.

NEW JERSEY MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

AMBAC  --American Municipal Bond Assurance Corporation
BANs   --Bond Anticipation Notes
CP     --Commercial Paper
EDA    --Economic Development Authority
FGIC   --Financial Guaranty Insurance Company
FSA    --Financial Security Assurance
INS    --Insurance
LIQ    --Liquidity Agreement
LOC    --Letter of Credit
MBIA   --Municipal Bond Investors Assurance
PLC    --Public Limited Company
TOBs   --Tender Option Bonds
VRDNs  --Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)

NEW JERSEY MUNICIPAL CASH TRUST

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                       $115,893,578
-------------------------------------------------------------------------------
Cash                                                                                    241,626
-------------------------------------------------------------------------------
Income receivable                                                                       945,798
-------------------------------------------------------------------------------
Receivable for shares sold                                                                1,476
-------------------------------------------------------------------------------    ------------
     Total assets                                                                   117,082,478
-------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------
Payable for shares redeemed                                            $  1,938
--------------------------------------------------------------------
Income distribution payable                                             287,785
--------------------------------------------------------------------
Accrued expenses                                                         31,239
--------------------------------------------------------------------   --------
     Total liabilities                                                                  320,962
-------------------------------------------------------------------------------    ------------
NET ASSETS for 116,761,516 shares outstanding                                      $116,761,516
-------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
-------------------------------------------------------------------------------
$86,944,238 / 86,944,238 shares outstanding                                               $1.00
-------------------------------------------------------------------------------    ------------
INSTITUTIONAL SERVICE SHARES:
-------------------------------------------------------------------------------
$29,817,278 / 29,817,278 shares outstanding                                               $1.00
-------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)

NEW JERSEY MUNICIPAL CASH TRUST

STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------------------------
Interest                                                                                $4,265,077
------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------
Investment advisory fee                                                   $  431,160
----------------------------------------------------------------------
Administrative personnel and services fee                                    155,000
----------------------------------------------------------------------
Custodian fees                                                                27,873
----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                      35,329
----------------------------------------------------------------------
Directors'/Trustees' fees                                                      1,242
----------------------------------------------------------------------
Auditing fees                                                                 14,849
----------------------------------------------------------------------
Legal fees                                                                     2,454
----------------------------------------------------------------------
Portfolio accounting fees                                                     39,750
----------------------------------------------------------------------
Distribution services fee--Institutional Service Shares                       27,107
----------------------------------------------------------------------
Shareholder services fee--Institutional Shares                               201,709
----------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                        67,766
----------------------------------------------------------------------
Share registration costs                                                      36,077
----------------------------------------------------------------------
Printing and postage                                                           9,261
----------------------------------------------------------------------
Insurance premiums                                                             5,936
----------------------------------------------------------------------
Taxes                                                                            821
----------------------------------------------------------------------
Miscellaneous                                                                  7,333
----------------------------------------------------------------------    ----------
     Total expenses                                                        1,063,667
----------------------------------------------------------------------
Waivers--
----------------------------------------------------------
  Waiver of investment advisory fee                          $(228,371)
----------------------------------------------------------
  Waiver of distribution services fee--Institutional
  Service Shares                                               (27,107)
----------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares    (159,821)
----------------------------------------------------------
  Waiver of shareholder services fee--Institutional
  Service Shares                                               (26,242)
----------------------------------------------------------   ---------
     Total waivers                                                          (441,541)
----------------------------------------------------------------------    ----------
       Net expenses                                                                        622,126
------------------------------------------------------------------------------------    ----------
          Net investment income                                                         $3,642,951
------------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)

NEW JERSEY MUNICIPAL CASH TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     YEAR ENDED OCTOBER 31,
                                                                  -----------------------------
                                                                      1995            1994
                                                                  -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------
Net investment income                                             $   3,642,951   $   2,157,116
----------------------------------------------------------------  -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------
Distributions from net investment income
----------------------------------------------------------------
  Institutional Shares                                               (2,752,708)     (1,478,776)
----------------------------------------------------------------
  Institutional Service Shares                                         (890,243)       (678,340)
----------------------------------------------------------------  -------------   -------------
     Change in net assets resulting from distributions to
     shareholders                                                    (3,642,951)     (2,157,116)
----------------------------------------------------------------  -------------   -------------
SHARE TRANSACTIONS--
----------------------------------------------------------------
Proceeds from sale of shares                                        425,149,193     344,046,340
----------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                  545,318         426,614
----------------------------------------------------------------
Cost of shares redeemed                                            (408,621,137)   (332,135,904)
----------------------------------------------------------------  -------------   -------------
     Change in net assets resulting from share transactions          17,073,374      12,337,050
----------------------------------------------------------------  -------------   -------------
          Change in net assets                                       17,073,374      12,337,050
----------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------
Beginning of period                                                  99,688,142      87,351,092
----------------------------------------------------------------  -------------   -------------
End of period                                                     $ 116,761,516   $  99,688,142
----------------------------------------------------------------  -------------   -------------


(See Notes which are an integral part of the Financial Statements)

NEW JERSEY MUNICIPAL CASH TRUST

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of fifteen non-diversified portfolios. The financial statements included herein are only those of New Jersey Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1995, 66.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or

NEW JERSEY MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     supported (backed) by a letter of credit for any one institution or agency does not exceed 8.4% of total investments.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

     Additional information on each restricted security held at October 31, 1995 is as follows:

                     SECURITY                   ACQUISITION DATE         ACQUISITION COST
     ----------------------------------------   ----------------         ----------------
     New Jersey State Transportation Trust
     Fund Agency, (Series 1993A) Weekly,
     VRDNs (FSA Ins)/(Merrill Lynch Capital
     Services, Inc. LIQ)                             10/4/95                $4,300,000


     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1995, capital paid-in aggregated $116,761,516.

Transactions in shares were as follows:

                                                                       YEAR ENDED OCTOBER 31,
                                                                    ----------------------------
                      INSTITUTIONAL SHARES                              1995            1994
-----------------------------------------------------------------   ------------    ------------
Shares sold                                                          334,240,209     240,111,228
-----------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                                15,613           2,995
-----------------------------------------------------------------
Shares redeemed                                                     (310,295,248)   (243,476,200)
-----------------------------------------------------------------   ------------    ------------
  Net change resulting from Institutional share
     transactions                                                     23,960,574      (3,361,977)
-----------------------------------------------------------------   ------------    ------------


NEW JERSEY MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

                                                                       YEAR ENDED OCTOBER 31,
                                                                    ----------------------------
                  INSTITUTIONAL SERVICE SHARES                          1995            1994
-----------------------------------------------------------------   ------------    ------------
Shares sold                                                           90,908,984     103,935,112
-----------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                               529,705         423,619
-----------------------------------------------------------------
Shares redeemed                                                      (98,325,889)    (88,659,704)
-----------------------------------------------------------------   ------------    ------------
  Net change resulting from Institutional Service share
     transactions                                                     (6,887,200)     15,699,027
-----------------------------------------------------------------   ------------    ------------
     Net change resulting from share transactions                     17,073,374      12,337,050
-----------------------------------------------------------------   ------------    ------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to .10 of 1% of the average daily net assets of the Institutional Service Shares, annually, to reimburse FSC.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntarily waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

NEW JERSEY MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $61,531 and start-up administrative service expenses of $16,639 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational and start-up administrative expenses at an annual rate of .005 of 1% and .01% of 1% of average daily net assets, respectively, until expenses initially borne are fully reimbursed or the expiration of five years after December 10, 1990 (the date the Fund became effective), whichever occurs earlier. For the period ended October 31, 1995, the Fund paid $5,318 and $0, respectively, pursuant to this agreement.

INTERFUND TRANSACTIONS--During the period ended October 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/or common officers. These transactions were made at current market value pursuant to rule 17a-7 under the Act amounting to $202,035,250 and $189,185,000, respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(New Jersey Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of New Jersey Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended and the financial highlights (see pages 2 and 15 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New Jersey Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 15, 1995

ADDRESSES
--------------------------------------------------------------------------------

New Jersey Municipal Cash Trust
                Institutional Shares                                Federated Investors Tower
                                                                    Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                          Federated Investors Tower
                                                                    Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                                Federated Investors Tower
                                                                    Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                               P.O. Box 8600
                Trust Company                                       Boston, MA 02266-8600
-------------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Services Company                          P.O. Box 8600
                                                                    Boston, MA 02266-8600
-------------------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                                 2100 One PPG Place
                                                                    Pittsburgh, PA 15222
-------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NEW JERSEY MUNICIPAL
                                      CASH TRUST
                                      INSTITUTIONAL SHARES

                                      PROSPECTUS

                                      A Non-Diversified Portfolio of Federated
                                      Municipal Trust, an Open-End Management
                                      Investment Company

                                      Prospectus dated December 31, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779

      CUSIP 314229600
      0100802A-IS (12/95)
(LOGO)



                       NEW JERSEY MUNICIPAL CASH TRUST
                 (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                            INSTITUTIONAL SHARES
                        INSTITUTIONAL SERVICE SHARES
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectuses of New Jersey Municipal Cash Trust (the "Fund"), a portfolio of Federated Municipal Trust (the "Trust") dated December 31, 1995. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-235-4669.


   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779

                       Statement dated December 31, 1995
Federated Securities Corp.
Distributor
A subsidiary of Federated Investors




INVESTMENT POLICIES              2

 Acceptable Investments          2
 Participation Interests         2
 Municipal Leases                2
 Ratings                         3
 When-Issued and Delayed Delivery
  Transactions                   4
 Repurchase Agreements           4
 Reverse Repurchase Agreements   5
 Credit Enhancement              5
NEW JERSEY INVESTMENT RISKS      6

INVESTMENT LIMITATIONS           7

 Regulatory Compliance          11
FEDERATED MUNICIPAL TRUST MANAGEMENT
                                11

 Share Ownership                10
 Trustees Compensation          21
 Trustee Liability              23
INVESTMENT ADVISORY SERVICES    23

 Investment Adviser             23
 Advisory Fees                  24
BROKERAGE TRANSACTIONS          24

OTHER SERVICES                  26

 Fund Administration            26



 Custodian and Portfolio
  Recordkeeper                  13
 Transfer Agent                 13
 Independent Public Accountants 13
DISTRIBUTION PLAN AND SHAREHOLDER
SERVICES AGREEMENT              13

DETERMINING NET ASSET VALUE     14

REDEMPTION IN KIND              14

MASSACHUSETTS PARTNERSHIP LAW   14

THE FUND'S TAX STATUS           14

PERFORMANCE INFORMATION         15

 Yield                          15
 Effective Yield                15
 Tax-Equivalent Yield           15
 Tax-Equivalency Table          16
 Total Return                   17
 Performance Comparisons        17
ABOUT FEDERATED INVESTORS       17

 Mutual Fund Market             18
 Institutional Clients          18
 Trust Organizations            18
 Broker/Dealers and Bank
  Broker/Dealer Subsidiaries    18
APPENDIX                        19




INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security, the issuer of any demand feature applicable to the security, or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or FIN-1+, FIN-1, or FIN-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The



Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
NEW JERSEY INVESTMENT RISKS

The Fund invests in obligations of New Jersey (the "State") issuers which result in the Fund's performance being subject to risks associated with the overall conditions present within the State. The following information is a general summary of the State's financial condition and a brief summary of the prevailing economic conditions. This information is based on official statements relating to securities that are believed to be reliable but should not be considered as a complete description of all relevant information. Standard & Poor's Ratings Group ("S & P") recently changed its economic outlook for New Jersey from negative to stable citing strong recovery from the recent recession. The New Jersey economy is diversified with large retail trade and service sectors and many headquarters of large U.S. corporations. Economic growth was especially strong in the third and fourth quarters of 1994 with 50,000 new jobs created-more than double the rate of the prior two years. However, the April 1995 unemployment rate was 6.3%, above the national level of 5.8%. At 6.3%, New Jersey's unemployment rate is the third highest in the nation behind California (7.3%) and New York (6.8%). In spite of the unemployment figures, New Jersey still boasts very high wealth and income indicators.
A new fiscal policy has emerged in New Jersey. In an attempt to spur economic growth, the 1996 New Jersey budget includes significant personal income tax cuts. Given lower tax revenue levels, expenditure reductions will be key to balancing the budget. In 1996, total State spending is budgeted to grow by 3.0%. This low level growth can only be accomplished by significantly curtailing the State's fastest growing Budge items-Medicaid and corrections.



In any fiscal scenario, the State's credit picture is greatly helped by strong cash reserves. In recent years, the State has maintained cash basis year-end balances exceeding 5.5% of revenues. The fiscal 1995 ending fund balance was $966 million.
The overall credit quality of the State is further demonstrated by its debt ratings. New Jersey maintains an Aa1 rating from Moody's Investors Service, Inc. S & P rates the State AA+.
The Fund's concentration in municipal securities issued by the State and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the State or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the State; and the underlying fiscal condition of the State, its counties, and its municipalities.
INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.
The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge. LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may acquire publicly or nonpublicly issued New Jersey municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, limitations and its Declaration of Trust. INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the Board of Trustees.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.



UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers (including companies responsible for paying principal and interest on industrial development bonds) which have records of less than three years of continuous operations, including the operation of any predecessor.
INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES
The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.



REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in its prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


FEDERATED MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of



the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland



One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.





 James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center -



Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Glen R. Johnson *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.




Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee



President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.





Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.




J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.




Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.





David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Vice President, Federated Administrative Services; Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower



Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
     @ Member of the Executive Committee. The Executive Committee of the
       Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated



Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.


SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.
As of December 4, 1995, the following shareholder(s) of record owned 5% or more of the outstanding Institutional Shares of the New Jersey Municipal Cash
Trust: National Westminster Bank NJ, Jersey City, NJ, 40.78%; Corestates Bank



NA, Philadelphia, PA, 17.18%; The Bopac Company, Clifton, NJ, 10.67%; Fiduciary Trust Co. International, New York, NY, 8.56%; and Tellson & Co., Gladstone, NJ, 11.29%.
As of December 4, 1995, the following shareholder(s) of record owned 5% or more of the outstanding Institutional Service Shares of the New Jersey Municipal Cash Trust: Fiduciary Trust Co. International, New York, NY, 33.94%; Newbridge & Co., Lakehurst, NJ, 5.31%; Gardiner-Caldwell Synermed, Califon, NJ, 9.08%; Frank V. Grace, Long Valley, NJ, 7.14%; and Radnor Alloys Inc., Harrison, NJ, 11.11%.


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*#          FROM FUND COMPLEX +


John F. Donahue     $0             $0 for the Trust  and
Chairman and Trustee                    68 other investment companies in the
Fund Complex
Thomas G. Bigley    $2,458         $20,688 for the Trust  and
Trustee                            49 other investment companies in the Fund
Complex
John T. Conroy, Jr. $3,520         $117,202 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex



William J. Copeland $3,520         $117,202 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex
Glen R. Johnson     $0             $0 for the Trust  and
President and Trustee                   14 other investment companies in the
Fund Complex
James E. Dowd       $3,520         $117,202 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex
Lawrence D. Ellis, M.D.            $3,166    $106,460 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex
Edward L. Flaherty, Jr.            $3,520    $117,202 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex
Peter E. Madden     $2,757         $90,563 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex
Gregor F. Meyer     $3,166         $106,460 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex
John E. Murray, Jr.,               $1,762    $0 for the Trust  and
Trustee                            64  other investment companies in the Fund
Complex
Wesley W. Posvar    $3,166         $106,460 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex
Marjorie P. Smuts   $3,166         $106,460 for the Trust  and



Trustee                            64 other investment companies in the Fund
Complex


*Information is furnished for the fiscal year ended October 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of fifteen portfolios.
+The information is provided for the last calendar year.
 TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.



ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended October 31, 1995, 1994, and 1993, the adviser earned $431,160, $390,387, and
$404,029, respectively, of which $228,371, $380,881, and $404,029, respectively, were waived.
  STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended October 31, 1995, 1994, 1993, the Fund paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Fund's Administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators".) For the fiscal year ended October 31, 1995, Federated Administrative Services earned $155,000. For the fiscal year ended ended October 31, 1994, the Administrators collectively earned $203,429. For the fiscal year ended ended October 31, 1993, Federated Administrative Services, Inc., earned $292,432. Dr. Henry J. Gailliot, an officer of Federated Management, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. TRANSFER AGENT



As transfer agent, Federated Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
INDEPENDENT PUBLIC ACCOUNTANTS
 The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT

With respect to Institutional Service Shares, the Fund has adopted a Distribution Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. Additionally, the Fund has adopted a Shareholder Service Agreement with respect to both Institutional Service Shares and Institutional Shares.
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include:
(1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; and (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal period ending October 31, 1995, payments in the amount of $27,107 were made pursuant to the Distribution Plan on behalf of Institutional Service Shares, all of which were waived. In addition, for this period, the Fund's Institutional Shares and Institutional Service Shares paid shareholder services fees in the amount of $201,709 and $67,766, respectively, of which $159,821 and $26,242 , respectively, were waived.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value. REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.





PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
For the seven-day period ended October 31, 1995, the yields for Institutional Shares and Institutional Service Shares were 3.41% and 3.31%, respectively.



EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
For the seven-day period ended ended October 31, 1995, the effective yields for Institutional Shares and Institutional Service Shares were 3.46% and 3.36%, respectively.
TAX-EQUIVALENT YIELD
The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% tax rate (the maximum effective federal rate for individuals) and assuming that income is 100% exempt.
For the seven-day period ended October 31, 1995, the tax-equivalent yields for Institutional Shares and Institutional Service Shares were 6.34% and 6.16%, respectively.


TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.



                        TAXABLE YIELD EQUIVALENT FOR 1995




                             State of New Jersey

    TAX BRACKET:
    FEDERAL
              15.00%  28.00%     31.00%      36.00%     39.60%

    COMBINED FEDERAL
    AND STATE 17.38%  34.18%     37.65%      42.65%     46.25%


    SINGLE       $1- $23,351-   $56,551-   $117,951-     OVER
    RETURN    23,350  56,550    117,950     256,500    256,500


Tax-Exempt
Yield                    Taxable Yield Equivalent


     1.50%     1.82%    2.28%     2.41%      2.62%       2.79%
     2.00%     2.42%    3.04%     3.21%      3.49%       3.72%
     2.50%     3.03%    3.80%     4.01%      4.36%       4.65%
     3.00%     3.63%    4.56%     4.81%      5.23%       5.58%
     3.50%     4.24%    5.32%     5.61%      6.10%       6.51%
     4.00%     4.84%    6.08%     6.42%      6.97%       7.44%
     4.50%     5.45%    6.84%     7.22%      7.85%       8.37%
     5.00%     6.05%    7.60%     8.02%      8.72%       9.30%
     5.50%     6.66%    8.36%     8.82%      9.59%      10.23%
     6.00%     7.26%    9.12%     9.62%     10.46%      11.16%



    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
    *Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.


TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
For the one-year period ended October 31, 1995, and for the period from December 13, 1990 (date of initial public investment) through October 31, 1995, the average annual total returns were 3.46% and 3.02%, respectively, for Institutional Shares, and were 3.36% and 2.93%, respectively, for Institutional Service Shares.
PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance,



investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   O LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated Investors managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.


MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.



*Source:  Investment Company Institute


APPENDIX


STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.



SP-1      Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2      Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.) COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1       This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2  Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA  Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay
interest and repay principal is    extremely strong.
AA   Debt rate "AA" has a very strong capacity to pay interest and repay principal and differs from the highest  rated issues only in small degree.
A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODY'S INVESTORS SERVICE, INC.
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG1      This designation denotes best quality. There is present strong
protection by established cash flows, superior         liquidity support or
demonstrated broad based access to the market for refinancing.
MIG2      This designation denotes high quality. Margins of protection are
ample although not so large as in the             preceding group.


VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity.
In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
COMMERCIAL PAPER (CP) RATINGS



P-1            Issuers rated PRIME-1 (or related supporting institutions)
  have a superior capacity for repayment of short-          term promissory
  obligations. PRIME-1 repayment capacity will normally be evidenced by the
  following              characteristics: leading market positions in well
  established industries, high rates of return on funds
   employed, conservative capitalization structure with moderate reliance on
  debt and ample asset             protection, broad margins in earning
  coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity
P-2            Issuers rated PRIME-2 (or related supporting institutions)
  have a strong capacity for repayment of short-            term promissory
  obligations. This will normally be evidenced by many of the characteristics
  cited             above, but to a lesser degree. Earnings trends and
  coverage ratios, while sound, will be more subject             to
  variation. Capitalization characteristics, while still appropriate, may be
  more affected by external        conditions. Ample alternate liquidity is
  maintained.
LONG-TERM DEBT RATINGS
AAA       Bonds which are rated AAA are judged to be of the best quality.
They carry the smallest degree of investment      risk and are generally
referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes is can be visualized
are most unlikely to impair the fundamentally strong position of      such
issues.
AA Bonds which are rated AA are judged to be of high quality by all
standards. Together with the AAA group,      they comprise what are generally



known as high grade bonds. They are rated lower than the best bonds   because
margins of protection may not be as large as in AAA securities or fluctuation
of protective elements   may be of greater amplitude or there may be other
elements present which make the long-term risks appear      somewhat larger
than in AAA securities.
A  Bonds which are rated A possess many favorable investment attributes and
are to be considered as upper      medium grade obligations. Factors giving
security to principal and interest are considered adequate but   elements may
be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.
NR(1)     The underlying issuer/obligor/guarantor has other outstanding debt
rated "AAA" by S&P or "Aaa" by               Moody's.
NR(2)     The underlying issuer/obligor/guarantor has other outstanding debt
rated "AA" by S&P or "Aa" by            Moody's.
NR(3)     The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.







     Cusip
     314229600







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OHIO MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
CASH II SHARES
PROSPECTUS

The Cash II Shares of Ohio Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Ohio municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Ohio, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  CASH II SHARES                                                               2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Ohio Municipal Securities                                                    6
  Investment Risks                                                             6
  Non-Diversification                                                          6
  Investment Limitations                                                       7

FUND INFORMATION                                                               7
------------------------------------------------------

  Management of the Fund                                                       7
  Distribution of Cash II Shares                                               8
  Administration of the Fund                                                   9

NET ASSET VALUE                                                                9
------------------------------------------------------

HOW TO PURCHASE SHARES                                                        10
------------------------------------------------------

  Special Purchase Features                                                   10

HOW TO REDEEM SHARES                                                          11
------------------------------------------------------

  Special Redemption Features                                                 12

ACCOUNT AND SHARE INFORMATION                                                 12
------------------------------------------------------

TAX INFORMATION                                                               13
------------------------------------------------------

  Federal Income Tax                                                          13
  State and Local Taxes                                                       14
OTHER CLASSES OF SHARES                                                       14
------------------------------------------------------

PERFORMANCE INFORMATION                                                       15
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  Institutional Shares                                                        16
------------------------------------------------------

FINANCIAL STATEMENTS                                                          17
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                                                 35
------------------------------------------------------

ADDRESSES                                                                     36
------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                        CASH II SHARES
                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)........................................              None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)........................................              None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)......................              None
Redemption Fee (as a percentage of amount redeemed, if applicable)...........              None
Exchange Fee.................................................................              None
                                   ANNUAL OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver)(1).............................................             0.36%
12b-1 Fee (after waiver)(2)..................................................             0.05%
Total Other Expenses.........................................................             0.46%
  Shareholder Services Fee...................................................    0.25%
       Total Operating Expenses(3)...........................................             0.87%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The maximum 12b-1 fee is 0.30%.

(3) The total operating expenses would have been 1.16% absent the voluntary waivers of a portion of the management fee and a portion of the 12b-1 fee.

  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Cash II Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                      EXAMPLE                          1 year     3 years     5 years     10 years
---------------------------------------------------    ------     -------     -------     --------
You would pay the following expenses on a $1,000
  investment assuming (1) 5% annual return and (2)
  redemption at the end of each time period........      $9         $28         $48         $107


  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


OHIO MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--CASH II SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 35.

                                                           YEAR ENDED OCTOBER 31,
                                               -----------------------------------------------
                                               1995      1994      1993      1992      1991(A)
                                               -----     -----     -----     -----     -------
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00     $1.00     $1.00     $1.00      $1.00
-------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------
  Net investment income                         0.03      0.02      0.02      0.03       0.02
-------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------
  Distributions from net investment income     (0.03)    (0.02)    (0.02)    (0.03)     (0.02)
-------------------------------------------    -----     -----     -----     -----     ------
NET ASSET VALUE, END OF PERIOD                 $1.00     $1.00     $1.00     $1.00      $1.00
-------------------------------------------    -----     -----     -----     -----     ------
TOTAL RETURN (B)                                3.30%     2.10%     2.02%     2.90%      2.27%
-------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------
  Expenses                                      0.87%     0.85%     0.78%     0.76%      0.63%*
-------------------------------------------
  Net investment income                         3.25%     2.09%     2.01%     2.86%      4.18%*
-------------------------------------------
  Expense waiver/reimbursement (c)              0.29%     0.24%     0.19%     0.25%      0.34%*
-------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------
  Net assets, end of period (000 omitted)      $188,234  $156,051  $127,017  $133,877  $94,081
-------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from April 22, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to the Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Cash II Shares and Institutional Shares. This prospectus relates only to Cash II Shares of the Fund, which are designed primarily for the retail customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in short-term Ohio municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Ohio taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 within a 90-day period is required. The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of Ohio municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and Ohio state income taxes. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Ohio and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and Ohio state income tax imposed upon non-


corporate taxpayers ("Ohio Municipal Securities"). Examples of Ohio Municipal Securities include, but are not limited to:

     - tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

     - bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

     - municipal commercial paper and other short-term notes;

     - variable rate demand notes;

     - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

     - participation, trust and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     PARTICIPATION INTERESTS. The Fund may purchase interests in Ohio Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Ohio Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.

The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.
DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Ohio Municipal Securities is subject to the federal alternative minimum tax.


OHIO MUNICIPAL SECURITIES

Ohio Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Ohio Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Ohio Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Ohio Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Ohio Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Ohio Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Ohio Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Ohio Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Ohio Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

NON-DIVERSIFICATION

The Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.
INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets up to 15% to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF CASH II SHARES

Federated Securities Corp. is the principal distributor for Cash II Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of .30 of 1% of the average daily net asset value of Cash II Shares to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide services or distribution-related support services as agents for their clients or customers.

The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up .25 of 1% of the average daily net asset value of Cash II Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Federated Shareholders Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

                                  AVERAGE AGGREGATE
     MAXIMUM FEE                  DAILY NET ASSETS
---------------------    -----------------------------------
      .15 of 1%               on the first $250 million
     .125 of 1%               on the next $250 million
      .10 of 1%               on the next $250 million
     .075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of Cash II Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $25,000 within a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 1:00 p.m. (Eastern time). The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Services Company, c/o of State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Ohio Municipal Cash Trust, Cash II Shares; Fund Number (This number can be found on the account statement or by contacting the Fund.); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to:
Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Ohio Municipal Cash Trust -- Cash II Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.


HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. If shares certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. The check writing service allows shareholders to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $25,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each shareholder has one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio, only shares of that portfolio are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

As of December 4, 1995, Parcol & Co., Akron, OH, owned 34.39% of the voting securities of the Fund's Institutional Shares and Gradison & Company Inc., Cincinnati, OH, owned 80.64% of the voting securities of the Fund's Cash II Shares, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.


STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Ohio. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OHIO TAXES. Under existing Ohio laws, distributions made by the Fund will not be subject to Ohio income taxes to the extent that such distributions qualify as exempt interest dividends under the Internal Revenue Code, and represent (i) interest on obligations of Ohio, or its subdivisions which is exempt from federal income tax; or (ii) interest or dividends from obligations issued by the United States and its territories or possessions or by any authority, commission or instrumentality of the United States which are exempt from state income tax under federal laws. Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Ohio individual income taxes.

Distributions made by the Fund will not be subject to Ohio corporate franchise tax to the extent that such distributions qualify as exempt interest dividends under the Internal Revenue Code, and represent (i) interest from obligations of Ohio, or its subdivisions which is exempt from federal income tax; or (ii) net interest income from obligations issued by the United States and its territories or possessions or by any authority, commission or instrumentality of the United States which is included in federal taxable income and which is exempt from state income tax under federal laws.

Exempt-interest dividends that represent interest from obligations held by the Fund which are issued by Ohio or its political subdivisions will be exempt from any Ohio municipal income tax (even if the municipality is permitted under Ohio laws to levy a tax on intangible income).

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Institutional Shares that are sold primarily to financial institutions acting in a fiduciary or agency capacity. Institutional Shares are sold at net asset value and are subject to a Shareholder Services Agreement. Investments in Institutional Shares are subject to a minimum initial investment of $25,000 within a 90-day period.

Cash II Shares and Institutional Shares are subject to certain of the same expenses. Expense differences, however, between Cash II Shares and Institutional Shares may affect the performance of each class.

To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-235-4669.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return, yield, effective yield, and tax-equivalent yield for shares. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the shares' tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


OHIO MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants, on page 35.

                                                           YEAR ENDED OCTOBER 31,
                                               -----------------------------------------------
                                               1995      1994      1993      1992      1991(A)
                                               -----     -----     -----     -----     -------
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00     $1.00     $1.00     $1.00      $1.00
---------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------
  Net investment income                         0.04      0.02      0.02      0.03       0.02
---------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------
  Distributions from net investment income     (0.04)    (0.02)    (0.02)    (0.03)     (0.02)
---------------------------------------------  -----     -----     -----     -----     ------
NET ASSET VALUE, END OF PERIOD                 $1.00     $1.00     $1.00     $1.00      $1.00
---------------------------------------------  -----     -----     -----     -----     ------
TOTAL RETURN (B)                                3.61%     2.41%     2.33%     3.21%      2.40%
---------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------
  Expenses                                      0.57%     0.55%     0.48%     0.46%      0.35%*
---------------------------------------------
  Net investment income                         3.56%     2.36%     2.30%     3.10%      4.46%*
---------------------------------------------
  Expense waiver/reimbursement (c)              0.29%     0.07%     0.19%     0.25%      0.32%*
---------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------
  Net assets, end of period (000 omitted)       $72,93    $62,49    $81,74    $74,34   $44,771
---------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from April 22, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


OHIO MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------     -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--99.1%
-----------------------------------------------------------------------
                OHIO--99.1%
                -------------------------------------------------------
$ 2,000,000     Anthony Wayne School District, OH, 4.00% BANs,              NR       $  2,000,691
                12/14/1995
                -------------------------------------------------------
  5,875,000     Belmont County, OH Weekly VRDNs (Lesco, Inc.)/ (PNC        A-1          5,875,000
                Bank, N.A. LOC)
                -------------------------------------------------------
  1,000,000     Belmont County, OH, County Jail Improvement Notes           NR          1,002,306
                (Third Series), 4.34% BANs, 8/30/1996
                -------------------------------------------------------
  1,675,000     Berea, OH, BANS, 4.07%, 10/24/1996                        NR(3)         1,677,671
                -------------------------------------------------------
  3,000,000     Brecksville-Broadview Heights CSD, OH, GO Unlimited Tax   NR(3)         3,000,667
                School Improvement, 5.71% BANs, 1/18/1996
                -------------------------------------------------------
  1,175,000     Butler County, OH, Limited GO's, 5.07% BANs, 3/15/1996    NR(3)         1,176,946
                -------------------------------------------------------
  2,000,000     Cincinnati City School District, OH, 5.80% TANs,          NR(3)         2,001,209
                12/29/1995
                -------------------------------------------------------
  5,760,000 (a) Cleveland, OH City School District, Energy Conservation    A-1+         5,760,000
                Improvement Bonds (Series 1994) Weekly VRDNs
                (Internationale Nederlanden Bank N.V. LIQ)/
                (Internationale Nederlanden Bank N.V. LOC)
                -------------------------------------------------------
  2,000,000     Cleveland-Cuyahoga County, OH Port Authority, (Series      A-1+         2,000,000
                1993) Weekly VRDNs (Rock & Roll Hall of Fame
                Museum)/(Credit Local de France LOC)
                -------------------------------------------------------
  1,800,000     Clinton County, OH Hospital Authority Weekly VRDNs         P-1          1,800,000
                (Clinton Memorial Hospital)/(National City Bank,
                Columbus, OH LOC)
                -------------------------------------------------------
  2,000,000     Columbiana County, OH, Adjustable Rate Industrial          P-1          2,000,000
                Development Revenue Bonds Weekly VRDNs
                (C & S Land Company Project)/(Bank One, Youngstown, NA
                LOC)
                -------------------------------------------------------
  1,800,000     Conneaut, OH, 4.45% BANs, 7/26/1996                         NR          1,803,793
                -------------------------------------------------------



OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------     -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                OHIO--CONTINUED
                -------------------------------------------------------
$ 1,200,000     Cuyahoga County, OH Hospital Authority Daily VRDNs        VMIG1      $  1,200,000
                (University Hospital of Cleveland)/(Dai-Ichi Kangyo
                Bank Ltd., Tokyo LOC)
                -------------------------------------------------------
    800,000     Cuyahoga County, OH IDA Weekly VRDNs (Animal Protection   VMIG1           800,000
                League (Cuyahoga County))/(Society National Bank,
                Cleveland, OH LOC)
                -------------------------------------------------------
  1,800,000     Cuyahoga County, OH IDA Weekly VRDNs (East Park            P-1          1,800,000
                Community, Inc.)/(Society National Bank, Cleveland, OH
                LOC)
                -------------------------------------------------------
    655,000     Cuyahoga County, OH IDA Weekly VRDNs (Interstate Diesel    P-1            655,000
                Service, Inc.)/(Huntington National Bank, Columbus, OH
                LOC)
                -------------------------------------------------------
    715,000     Cuyahoga County, OH IDA Weekly VRDNs (Parma-Commerce       P-1            715,000
                Parkway West)/(Society National Bank, Cleveland, OH
                LOC)
                -------------------------------------------------------
  1,200,000     Cuyahoga County, OH IDA Weekly VRDNs (Premier              P-1          1,200,000
                Manufacturing Corp.)/(National City Bank, Kentucky LOC)
                -------------------------------------------------------
  2,000,000     Cuyahoga County, OH IDA, IDRB (Series 1995) Weekly         P-1          2,000,000
                VRDNs (Avalon Precision Casting Co. Project)/(Society
                National Bank, Cleveland, OH LOC)
                -------------------------------------------------------
  3,000,000     Dayton, OH, Revenue Refunding Bonds (Series 1993E)        VMIG1         3,000,000
                Weekly VRDNs (Emery Air Freight Corp.)/(Mellon Bank NA,
                Pittsburgh LOC)
                -------------------------------------------------------
  1,700,000     Delaware County, OH, IDRB (Series 1995) Weekly VRDNs       P-1          1,700,000
                (Air Waves, Inc. Project)/(Society National Bank,
                Cleveland, OH LOC)
                -------------------------------------------------------
  1,240,000     Elyria, OH, General Limited Tax Various Purpose BANS,     NR(3)         1,242,922
                4.26%, 10/11/1996
                -------------------------------------------------------
  2,000,000     Euclid City School District, OH, 4.83% RANs, 12/15/1995   NR(3)         2,000,416
                -------------------------------------------------------
  1,000,000     Franklin County, OH Hospital Facility Authority Weekly    VMIG1         1,000,000
                VRDNs (Riverside United Methodist Hospital)/(National
                City Bank, Cleveland, OH LOC)
                -------------------------------------------------------



OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------     -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                OHIO--CONTINUED
                -------------------------------------------------------
$ 4,500,000     Franklin County, OH IDA Weekly VRDNs                       P-1       $  4,500,000
                (Heekin Can, Inc.)/(PNC Bank, Ohio, N.A. LOC)
                -------------------------------------------------------
  3,160,000     Franklin County, OH IDA Weekly VRDNs (Unicorn Leasing      P-1          3,160,000
                Corp.)/(Fifth Third Bank, Cincinnati LOC)
                -------------------------------------------------------
  3,670,000     Franklin County, OH IDA, (Series 1995) Weekly VRDNs        P-1          3,670,000
                (Fabcon L.L.C. Project)/(Norwest Bank Minnesota,
                Minneapolis LOC)
                -------------------------------------------------------
  2,000,000     Franklin County, OH IDA, IDRB Weekly VRDNs (Tigerpoly      P-1          2,000,000
                Manufacturing, Inc.)/(Mitsubishi Bank Ltd, Tokyo LOC)
                -------------------------------------------------------
  2,000,000     Franklin County, OH, Ltd. GO's (Series 8/95), 4.10%       SP-1+         2,003,106
                BANs, 8/23/1996
                -------------------------------------------------------
  1,200,000     Gates Mills Village, OH, Water System Improvement BANS,     NR          1,201,105
                4.10%, 10/17/1996
                -------------------------------------------------------
  1,950,000     Hamilton County, OH Health System Weekly VRDNs (West      VMIG1         1,950,000
                Park Community)/(Fifth Third Bank, Cincinnati LOC)
                -------------------------------------------------------
  1,500,000     Hamilton County, OH Hospital Facilities Authority,         A-1          1,500,000
                Revenue Bonds (Series 1986A) Weekly VRDNs (Good
                Samaritan Hospital)
                -------------------------------------------------------
  3,000,000     Hamilton, OH, Ltd. Tax GO's, 3.91% BANs, 1/18/1996        NR(3)         3,000,050
                -------------------------------------------------------
  2,200,000     Hamilton, OH, Real Estate Acquisition/Electric            NR(3)         2,200,259
                Improvement System BANs (Series A), 4.02%, 6/14/1996
                -------------------------------------------------------
  2,000,000     Holmes County, OH IDA Weekly VRDNs (Poultry                A-1+         2,000,000
                Processing)/(Rabobank Nederland, Utrecht LOC)
                -------------------------------------------------------
  1,250,000     Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs         P-1          1,250,000
                (Lasermike, Inc. Project)/(Society National Bank,
                Cleveland, OH LOC)
                -------------------------------------------------------
  1,000,000     Huron City, OH, General Limited Tax Various Purpose,        NR          1,001,336
                4.49% BANs, 5/31/1996
                -------------------------------------------------------
    300,000     Kettering, OH IDA Weekly VRDNs (Center-Plex Venture)/      P-1            300,000
                (Society National Bank, Cleveland, OH LOC)
                -------------------------------------------------------



OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------     -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                OHIO--CONTINUED
                -------------------------------------------------------
$ 1,680,000     Lake County, OH, General and SA Limited Tax Various       NR(2)      $  1,681,816
                BANS, 4.07%, 10/10/1996
                -------------------------------------------------------
  2,885,000     Lorain County, OH, Health Facilities Revenue Bonds         P-1          2,885,000
                (Series 1992A) Weekly VRDNs (Elyria United Methodist
                Home)/(Fifth Third Bank, Cincinnati LOC)
                -------------------------------------------------------
  4,565,000     Lorain Port Authority, OH, (Series 1994) Weekly VRDNs      P-1          4,565,000
                (Spitzer Great Lakes Ltd., Inc.)/(Bank One, Cleveland,
                N.A. LOC)
                -------------------------------------------------------
  1,600,000     Lucas County, OH IDA Weekly VRDNs (Kuhlman Corp.)/         P-1          1,600,000
                (Society National Bank, Cleveland, OH LOC)
                -------------------------------------------------------
  1,905,000     Lucas County, OH, Hospital Facility Improvement Revenue    P-1          1,905,000
                Bonds (Series 93) Weekly VRDNs (Lott Industries, Inc.)/
                (National City Bank,
                Cleveland, OH LOC)
                -------------------------------------------------------
    300,000     Lucas County, OH, Hospital Improvement Revenue Weekly      P-1            300,000
                VRDNs (Sunshine Children's Home)/(National City Bank,
                Cleveland, OH LOC)
                -------------------------------------------------------
  8,500,000     Lucas County, OH, Hospital Refunding Revenue Bonds         P-1          8,500,000
                Weekly VRDNs (Riverside Hospital, OH)/(Huntington
                National Bank, Columbus, OH LOC)
                -------------------------------------------------------
  3,500,000     Lucas County, OH, Various Purpose Improvement Notes       NR(4)         3,501,985
                (Series 1994), 5.75% BANs, 11/30/1995
                -------------------------------------------------------
  5,325,000     Mahoning County, OH Multifamily HFA Weekly VRDNs           A-1          5,325,000
                (International Towers, Inc.)/(PNC Bank, N.A. LOC)
                -------------------------------------------------------
  6,900,000     Mahoning County, OH, Housing Revenue Bonds (Series         A-1          6,900,000
                1995) Weekly VRDNs (Copeland Oaks Project)/ (Bank One,
                Akron, N.A. LOC)
                -------------------------------------------------------
     40,000     Mahoning County, OH, IDR Weekly VRDNs (Tru-Cut Die         P-1             40,000
                Corp.)/(PNC Bank, Ohio, N.A. LOC)
                -------------------------------------------------------
  1,120,000     Mansfield, OH, IDR Weekly VRDNs (Designed Metal            P-1          1,120,000
                Products, Inc.)/(Bank One, Columbus, N.A. LOC)
                -------------------------------------------------------



OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------     -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                OHIO--CONTINUED
                -------------------------------------------------------
$ 2,000,000     Marysville Exempted Village School District, OH,            NR       $  2,001,101
                General Unlimited Tax School Improvement Bond
                Anticipation Notes, 4.27% BANs, 12/20/1995
                -------------------------------------------------------
    460,000     Medina County, OH, IDR, 4.05% TOBs (Bopco)/(Bank One,      P-1            460,000
                Akron, N.A. LOC), Optional Tender 3/1/1996
                -------------------------------------------------------
  5,400,000     Medina County, OH, Solid Waste Disposal Revenue Bonds      P-1          5,400,000
                (Series 1995) Weekly VRDNs (Valley City
                Steel Company Project)/(Society National Bank,
                Cleveland, OH LOC)
                -------------------------------------------------------
  7,000,000     Montgomery County, OH, Ltd. Tax GO's Certificate of       NR(2)         7,022,709
                Indebtedness (1995 Series A), 5.00% BANs, 4/26/1996
                -------------------------------------------------------
  2,010,000     Montgomery, OH IDA Weekly VRDNs (Bethesda Two Limited      A-1          2,010,000
                Partnership)/(Huntington National Bank, Columbus, OH
                LOC)
                -------------------------------------------------------
  3,600,000     Morrow County, OH, Detention Facilities Bond                NR          3,601,564
                Anticipation Notes (Series 1995), 4.25% BANs, 4/15/1996
                -------------------------------------------------------
    500,000     Muskingham County, OH Hospital Facilities Authority       VMIG1           500,000
                Weekly VRDNs (Bethesda Care System)/(National City
                Bank, Columbus, OH LOC)
                -------------------------------------------------------
    370,000     North Olmsted, OH IDA Weekly VRDNs (Bryant &               P-1            370,000
                Stratton)/(Society National Bank, Cleveland, OH LOC)
                -------------------------------------------------------
    730,000     North Olmsted, OH IDA, 4.00% TOBs (Therm-All)/             P-1            730,000
                (National City Bank, Cleveland, OH LOC), Optional
                Tender 2/1/1996
                -------------------------------------------------------
  4,000,000     North Olmsted, OH, Various Purpose Improvement Notes,     NR(3)         4,010,198
                (Series 1995), 4.67% BANs, 6/20/1996
                -------------------------------------------------------
  2,135,000     Ohio HFA Weekly VRDNs (Westchester Village)/(Society       P-1          2,135,000
                National Bank, Cleveland, OH LOC)
                -------------------------------------------------------
  7,405,000     Ohio HFA, 4.40% TOBs (Comerica, Inc.)/(Comerica, Inc.      P-1          7,405,000
                LOC), Optional Tender 11/1/1995
                -------------------------------------------------------



OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------     -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                OHIO--CONTINUED
                -------------------------------------------------------
$ 6,435,000 (a) Ohio HFA, Single Family Mortgage (Series PT-8) Weekly      A-1+      $  6,435,000
                VRDNs (GNMA COL)/(Dai-Ichi Kangyo Bank Ltd., Tokyo LIQ)
                -------------------------------------------------------
  2,000,000     Ohio State Air Quality Development Authority, (Series      P-1          2,000,000
                1998A) Weekly VRDNs (PPG Industries, Inc.)
                -------------------------------------------------------
  1,800,000     Ohio State Air Quality Development Authority, 3.75% CP     AAA          1,800,000
                (Cincinnati Gas and Electric Co.)/(Union Bank of
                Switzerland, Zurich LOC), Mandatory Tender 11/7/1995
                -------------------------------------------------------
  3,000,000     Ohio State Air Quality Development Authority, 3.75% CP     AAA          3,000,000
                (Cincinnati Gas and Electric Co.)/(Union Bank of
                Switzerland, Zurich LOC), Mandatory Tender 11/9/1995
                -------------------------------------------------------
  4,500,000     Ohio State Air Quality Development Authority, 3.80% CP     A-1+         4,500,000
                (Cincinnati Gas and Electric Co.)/(J.P. Morgan
                Delaware, Wilmington LOC), Mandatory Tender 12/8/1995
                -------------------------------------------------------
  1,000,000     Ohio State Water Development Authority Weekly VRDNs        P-1          1,000,000
                (PPG Industries, Inc.)
                -------------------------------------------------------
  2,500,000     Ohio State Water Development Authority, Multimodal         A-1+         2,500,000
                Water Development (Series 1993) Weekly VRDNs (Timken
                Co.)/(Wachovia Bank of Georgia NA, Atlanta LOC)
                -------------------------------------------------------
  5,000,000     Ohio State Water Development Authority, Ohio PCR Bonds     A-1+         5,000,000
                (Series 1989) Weekly VRDNs (Duquesne Light Power
                Co.)/(Barclays Bank PLC, London LOC)
                -------------------------------------------------------
  3,500,000     Ohio State Water Development Authority, Pollution          AAA          3,515,335
                Control Facilities Revenue Bonds, 4.75% TOBs (Union
                Bank of Switzerland, Zurich LOC), Optional Tender
                5/1/1996
                -------------------------------------------------------
    700,000     Ohio State Weekly VRDNs (John Carroll University, OH)/     P-1            700,000
                (PNC Bank, N.A. LOC)
                -------------------------------------------------------
  1,420,000     Ohio State, IDR (Series 1991) Weekly VRDNs (Standby        A-1+         1,420,000
                Screw, Inc.)/(National City Bank, Columbus, OH LOC)
                -------------------------------------------------------
  1,400,000     Ohio State, IDRB (Series 1994) Weekly VRDNs (Anomatic      P-1          1,400,000
                Corporation)/(National City Bank, Columbus, OH LOC)
                -------------------------------------------------------



OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------     -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                OHIO--CONTINUED
                -------------------------------------------------------
$ 1,350,000     Orrville, OH IDA Weekly VRDNs (O.S. Associates/            A-1       $  1,350,000
                Contours, Inc.)/(National City Bank, Cleveland, OH LOC)
                -------------------------------------------------------
  1,000,000     Pickaway County, OH IDA Weekly VRDNs                       P-1          1,000,000
                (PPG Industries, Inc.)
                -------------------------------------------------------
    210,000     Portage County, OH IDA Weekly VRDNs                        P-1            210,000
                (D & W Associates)/(Bank One, Akron, N.A. LOC)
                -------------------------------------------------------
    400,000     Portage County, OH IDA, 4.05% TOBs (Neidlinger)/           P-1            400,000
                (Society National Bank, Cleveland, OH LOC), Optional
                Tender 3/1/1996
                -------------------------------------------------------
    900,000     Portage County, OH IDA, Adjustable Rate Industrial         P-1            900,000
                Revenue Bonds Weekly VRDNs (Lovejoy Industries)/(Star
                Bank, NA, Cincinnati LOC)
                -------------------------------------------------------
  5,000,000     Richland County, OH, Special Assessment Limited Tax         NR          5,002,622
                Sewer Improvement BANS (Series 1995), 4.25%, 12/14/1995
                -------------------------------------------------------
  1,000,000     Rickenbacker, OH Port Authority, (Series 1992) Weekly      P-1          1,000,000
                VRDNs (Rickenbacker Holdings, Inc.)/(Bank One,
                Columbus, N.A. LOC)
                -------------------------------------------------------
  1,250,000     Ross County, OH, Hospital Facilities Revenue Bonds         AA-          1,250,000
                (Series 1995) Weekly VRDNs (Medical Center Hospital
                Project)/(Fifth Third Bank, Cincinnati LOC)
                -------------------------------------------------------
  1,200,000     Sharonville, OH, IDR Weekly VRDNs (Xtek, Inc.)/(Fifth     VMIG1         1,200,000
                Third Bank, Cincinnati LOC)
                -------------------------------------------------------
  1,150,000     Shelby City, OH, General Ltd. Tax Water System              NR          1,152,218
                Improvement BANS (Series 1995), 4.50%, 8/22/1996
                -------------------------------------------------------
    880,000     Solon, OH, IDR Weekly VRDNs (Graphic Laminating)/          P-1            880,000
                (Society National Bank, Cleveland, OH LOC)
                -------------------------------------------------------
  2,000,000     Solon, OH, IDRB (Series 1995) Weekly VRDNs (Cleveland       A+          2,000,000
                Twist Drill Company)/(Nationsbank of Georgia, N.A. LOC)
                -------------------------------------------------------
  2,000,000     Springdale, OH, BANS (Series 1995), 4.15%, 9/20/1996        NR          2,003,375
                -------------------------------------------------------
  1,400,000     Stark County, OH IDR Weekly VRDNs (Society National        P-1          1,400,000
                Bank, Cleveland, OH LOC)
                -------------------------------------------------------



OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------     -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                OHIO--CONTINUED
                -------------------------------------------------------
$ 2,345,000     Stark County, OH IDR, (Series 1994) Weekly VRDNs (Wilk     P-1       $  2,345,000
                of Morris)/(Society National Bank, Cleveland, OH LOC)
                -------------------------------------------------------
  2,685,000     Stark County, OH IDR, Sewer District Improvements Notes   NR(3)         2,689,317
                (Series 1995-1), 5.00% BANs, 4/3/1996
                -------------------------------------------------------
  2,000,000     Stark County, OH IDR, Various Purpose Notes (Series       NR(3)         2,003,216
                1995-1), 5.00% BANs, 4/3/1996
                -------------------------------------------------------
  1,350,000     Strongsville, OH, Adjustable Rate Demand IDRB (Series      A-1          1,350,000
                1994) Weekly VRDNs (Nutro Machinery Corp.,
                Project)/(Huntington National Bank, Columbus, OH LOC)
                -------------------------------------------------------
  2,900,000     Summit County, OH IDR Weekly VRDNs (Maison Aine Limited    P-1          2,900,000
                Partnership)/(Society National Bank, Cleveland, OH LOC)
                -------------------------------------------------------
  4,500,000     Summit County, OH IDR, (Series 1994) Weekly VRDNs          P-1          4,500,000
                (Harry London Candies, Inc.)/(Bank One, Akron, N.A.
                LOC)
                -------------------------------------------------------
  1,245,000     Summit County, OH IDR, 4.00% TOBs (Matech Machine Tool     P-1          1,245,000
                Co.)/(Bank One, Akron, N.A. LOC), Optional Tender
                5/1/1996
                -------------------------------------------------------
    385,000     Summit County, OH IDR, 4.05% TOBs (Keltec Industries)/     P-1            385,000
                (Bank One, Akron, N.A. LOC), Optional Tender 3/1/1996
                -------------------------------------------------------
    795,000     Summit County, OH IDR, 4.05% TOBs (Universal Rack)/        P-1            795,000
                (National City Bank, Cleveland, OH LOC), Optional
                Tender 3/1/1996
                -------------------------------------------------------
  1,115,000     Summit County, OH IDR, 4.40% TOBs (Rogers Industrial       P-1          1,115,000
                Products, Inc.)/(Bank One, Akron, N.A. LOC), Optional
                Tender 11/1/1995
                -------------------------------------------------------
    795,000     Summit County, OH IDR, 4.70% TOBs (Bechmer-Boyce           P-1            795,000
                Project)/(Society National Bank, Cleveland, OH LOC),
                Optional Tender 1/15/1996
                -------------------------------------------------------
    910,000     Summit County, OH IDR, 4.85% TOBs (S.D. Meyers, Inc.)/     P-1            910,000
                (Bank One, Akron, N.A. LOC), Optional Tender 2/15/1996
                -------------------------------------------------------



OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------     -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                OHIO--CONTINUED
                -------------------------------------------------------
$ 1,000,000     Summit County, OH IDR, Adjustable Rate Bonds (Series       P-1       $  1,000,000
                1994) Weekly VRDNs (Austin Printing Co., Inc.)/ (Bank
                One, Akron, N.A. LOC)
                -------------------------------------------------------
  1,000,000     Summit County, OH IDR, Adjustable Rate IDRB (Series        P-1          1,000,000
                1995) Weekly VRDNs (Cardtech Project (OH))/ (Society
                National Bank, Cleveland, OH LOC)
                -------------------------------------------------------
  2,890,000     Summit County, OH IDR, Variable Rate Demand IDRB           P-1          2,890,000
                (Series 1994B) Weekly VRDNs (Harry London Candies,
                Inc.)/(Bank One, Akron, N.A. LOC)
                -------------------------------------------------------
  2,000,000     Summit County, OH, GO Various Purpose Notes (Series       NR(3)         2,002,317
                1995A), 5.00% BANs, 3/7/1996
                -------------------------------------------------------
  1,000,000     Toledo-Lucas County, OH Port Authority, IDA Weekly         AAA          1,000,000
                VRDNs (Medusa Corp.)/(Bayerische Vereinsbank AG, Munich
                LOC)
                -------------------------------------------------------
  2,700,000     Trumbull County, OH IDA, (Series 1989) Weekly VRDNs        A-1          2,700,000
                (McDonald Steel Corp.)/(PNC Bank, N.A. LOC)
                -------------------------------------------------------
  1,355,000     Trumbull County, OH IDA, Adjustable Rate IDR Refunding     P-1          1,355,000
                Bonds (Series 1994) Weekly VRDNs (Churchill Downs,
                Inc.)/(Bank One, Columbus, N.A. LOC)
                -------------------------------------------------------
  3,000,000     Trumbull County, OH, Correctional Facilities BANs         NR(4)         3,001,643
                (Series 1995), 4.83%, 4/11/1996
                -------------------------------------------------------
  3,000,000     University of Cincinnati, OH, General Receipts             SP-1         3,005,929
                Anticipation Notes-Series T, 4.25% BANs, 8/28/1996
                -------------------------------------------------------
  4,100,000     Westlake, OH, IDR Weekly VRDNs (Kahal Limited              P-1          4,100,000
                Partnership)/(Society National Bank, Cleveland, OH LOC)
                -------------------------------------------------------
  1,145,000     Willoughby City, OH, Variable Rate Demand IDR Refunding    P-1          1,145,000
                Bonds (Series 1995A) Weekly VRDNs (Pine Ridge Shopping
                Center Company Project)/(Star Bank, NA, Cincinnati LOC)
                -------------------------------------------------------



OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------     -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                OHIO--CONTINUED
                -------------------------------------------------------
$ 1,245,000     Willoughby City, OH, Variable Rate Demand IDR Revenue      P-1       $  1,245,000
                Bonds (Series 1995 B) Weekly VRDNs (Pine Ridge Shop-
                ping Center Company Project)/(Star Bank, NA, Cincin-
                nati LOC)
                -------------------------------------------------------
  1,600,000     Wood County, OH Weekly VRDNs (Principle Business           P-1          1,600,000
                Enterprises)/(National City Bank, Cleveland, OH LOC)
                -------------------------------------------------------
  2,200,000     Wood County, OH, EDRB Weekly VRDNs (Roe Inc.               P-1          2,200,000
                Project)/(Huntington National Bank, Columbus, OH LOC)
                -------------------------------------------------------
  5,300,000 (a) Youngstown City School District, OH, Municipal Install-    A-1+         5,300,000
                ment Trust Receipts (Series 1994-A) Weekly VRDNs
                (Internationale Nederlanden Bank N.V.
                LIQ)/(Internationale Nederlanden Bank N.V. LOC)
                                                                                     ------------
                -------------------------------------------------------
                                                                                     $258,712,822
                TOTAL INVESTMENTS (AT AMORTIZED COST)(B)
                                                                                     ------------
                -------------------------------------------------------


Securities that are subject to Alternative Minimum Tax represent 45.2% of the portfolio as calculated based upon total portfolio market value.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. These securities have been determined to be liquid under criteria established by the Board of Trustees. At the end of the period, these securities amounted to $17,495,000 which represent 6.7% of net assets.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($261,165,455) at October 31, 1995.


OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

BANs  --Bond Anticipation Notes
COL   --Collateralized
CP    --Commercial Paper
CSD   --Central School District
EDRB  --Economic Development Revenue Bonds
GNMA  --Government National Mortgage Association
GO    --General Obligation
HFA   --Housing Finance Authority
IDA   --Industrial Development Authority
IDR   --Industrial Development Revenue
IDRB  --Industrial Development Revenue Bonds
LIQ   --Liquidity Agreement
LOC   --Letter of Credit
PCR   --Pollution Control Revenue
PLC   --Public Limited Company
RANs  --Revenue Anticipation Notes
SA    --Support Agreement
TANs  --Tax Anticipation Notes
TOBs  --Tender Option Bonds
VRDNs --Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)


OHIO MUNICIPAL CASH TRUST

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                       $258,712,822
-------------------------------------------------------------------------------
Cash                                                                                    334,964
-------------------------------------------------------------------------------
Income receivable                                                                     2,498,541
-------------------------------------------------------------------------------
Receivable for shares sold                                                                  739
-------------------------------------------------------------------------------
Deferred expenses                                                                         7,251
-------------------------------------------------------------------------------    ------------
     Total assets                                                                   261,554,317
-------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------
Payable for shares redeemed                                            $ 48,000
--------------------------------------------------------------------
Income distribution payable                                             223,569
--------------------------------------------------------------------
Accrued expenses                                                        117,293
--------------------------------------------------------------------   --------
     Total liabilities                                                                  388,862
-------------------------------------------------------------------------------    ------------
NET ASSETS for 261,165,455 shares outstanding                                      $261,165,455
-------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
-------------------------------------------------------------------------------
$72,931,089 / 72,931,089 shares outstanding                                               $1.00
-------------------------------------------------------------------------------    ------------
CASH II SHARES:
-------------------------------------------------------------------------------
$188,234,366 / 188,234,366 shares outstanding                                             $1.00
-------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


OHIO MUNICIPAL CASH TRUST

STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------------------------
Interest                                                                                $9,872,940
------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------
Investment advisory fee                                                   $  957,142
----------------------------------------------------------------------
Administrative personnel and services fee                                    181,139
----------------------------------------------------------------------
Custodian fees                                                                67,328
----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                      95,590
----------------------------------------------------------------------
Directors'/Trustees' fees                                                      1,888
----------------------------------------------------------------------
Auditing fees                                                                 14,191
----------------------------------------------------------------------
Legal fees                                                                     2,818
----------------------------------------------------------------------
Portfolio accounting fees                                                     54,785
----------------------------------------------------------------------
Distribution services fee--Cash II Shares                                    493,611
----------------------------------------------------------------------
Shareholder services fee--Institutional Shares                               186,871
----------------------------------------------------------------------
Shareholder services fee--Cash II Shares                                     411,342
----------------------------------------------------------------------
Share registration costs                                                      49,625
----------------------------------------------------------------------
Printing and postage                                                          18,607
----------------------------------------------------------------------
Insurance premiums                                                             5,770
----------------------------------------------------------------------
Miscellaneous                                                                 15,305
----------------------------------------------------------------------    ----------
     Total expenses                                                        2,556,012
----------------------------------------------------------------------
Waivers--
----------------------------------------------------------
  Waiver of investment advisory fee                          $ (95,512)
----------------------------------------------------------
  Waiver of distribution services fee--Cash II Shares         (411,342)
----------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares    (186,871)
----------------------------------------------------------   ---------
     Total waivers                                                          (693,725)
----------------------------------------------------------------------    ----------
       Net expenses                                                                      1,862,287
------------------------------------------------------------------------------------    ----------
          Net investment income                                                         $8,010,653
------------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


OHIO MUNICIPAL CASH TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    YEAR ENDED OCTOBER 31,
                                                                -------------------------------
                                                                     1995             1994
                                                                ---------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------
Net investment income                                           $     8,010,653   $   4,456,860
--------------------------------------------------------------  ---------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------
Distributions from net investment income
--------------------------------------------------------------
Institutional Shares                                                 (2,660,655)     (1,561,810)
--------------------------------------------------------------
Cash II Shares                                                       (5,349,998)     (2,895,050)
--------------------------------------------------------------  ---------------   -------------
     Change in net assets resulting from distributions
     to shareholders                                                 (8,010,653)     (4,456,860)
--------------------------------------------------------------  ---------------   -------------
SHARE TRANSACTIONS--
--------------------------------------------------------------
Proceeds from sale of Shares                                      1,275,288,208     809,574,268
--------------------------------------------------------------
Net asset value of Shares issued to shareholders in payment of
distributions declared                                                5,470,332       2,932,696
--------------------------------------------------------------
Cost of Shares redeemed                                          (1,238,142,557)   (802,723,017)
--------------------------------------------------------------  ---------------   -------------
     Change in net assets resulting from share transactions          42,615,983       9,783,947
--------------------------------------------------------------  ---------------   -------------
          Change in net assets                                       42,615,983       9,783,947
--------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------
Beginning of period                                                 218,549,472     208,765,525
--------------------------------------------------------------  ---------------   -------------
End of period                                                   $   261,165,455   $ 218,549,472
--------------------------------------------------------------  ---------------   -------------


(See Notes which are an integral part of the Financial Statements)


OHIO MUNICIPAL CASH TRUST

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------
(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of fifteen non-diversified portfolios. The financial statements included herein are only those of Ohio Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Cash II Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1995, 71.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit for any one institution or agency does not exceed 12.3% of total investments.


OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

     Additional information on each restricted security held at October 31, 1995 is as follows:

                       SECURITY                           ACQUISITION DATE    ACQUISITION COST
-------------------------------------------------------   ----------------    ----------------
     Cleveland OH City School District, Energy
     Conservation Improvement Bonds (Series 1994)
     Weekly VRDNs                                           10/02/95           $5,760,000
     Ohio HFA, Single Family Mortgage (Series PT-8)
     Weekly VRDNs                                           06/16/94            6,435,000
     Youngstown City School District, OH, Municipal
     Installment Trust Receipts (Series 1994-A)
     Weekly VRDNs                                           08/02/95            5,300,000


     OTHER--Investment transactions are accounted for on the trade date.


OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1995, capital paid-in aggregated $261,165,455.

Transactions in shares were as follows:

                                                                       YEAR ENDED OCTOBER 31,
                                                                    ----------------------------
                      INSTITUTIONAL SHARES                              1995            1994
-----------------------------------------------------------------   ------------    ------------
Shares sold                                                          571,719,826     275,545,260
-----------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                               277,721          99,198
-----------------------------------------------------------------
Shares redeemed                                                     (561,565,338)   (294,893,757)
-----------------------------------------------------------------   ------------    ------------
  Net change resulting from Institutional Share transactions          10,432,209     (19,249,299)
-----------------------------------------------------------------   ------------    ------------

                                                                       YEAR ENDED OCTOBER 31,
                                                                    ----------------------------
                         CASH II SHARES                                 1995            1994
-----------------------------------------------------------------   ------------    ------------
Shares sold                                                          703,568,382     534,029,008
-----------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                             5,192,611       2,833,498
-----------------------------------------------------------------
Shares redeemed                                                     (676,577,219)   (507,829,260)
-----------------------------------------------------------------   ------------    ------------
  Net change resulting from Cash II Share transactions                32,183,774      29,033,246
-----------------------------------------------------------------   ------------    ------------
     Net change resulting from Fund share transactions                42,615,983       9,783,947
-----------------------------------------------------------------   ------------    ------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee of the Fund. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Services Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to .30 of 1% of the average daily net assets of the Cash II shares, annually, to compensate


OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

FSC. FSC may voluntarily choose to waive a portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.
SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of daily average net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion. For the fiscal year ended October 31, 1995, Institutional Shares fully waived its shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS--During the period ended October 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/or common Officers. These transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $500,170,000 and $491,515,000, respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of

FEDERATED MUNICIPAL TRUST
(Ohio Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of Ohio Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended and the financial highlights (see pages 2 and 16 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ohio Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 15, 1995


ADDRESSES
--------------------------------------------------------------------------------

Ohio Municipal Cash Trust
                Cash II Shares                                              Federated Investors Tower
                                                                            Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                                  Federated Investors Tower
                                                                            Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                                        Federated Investors Tower
                                                                            Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                                       P.O. Box 8600
                Trust Company                                               Boston, MA 02266-8600
---------------------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Services Company                                  P.O. Box 8600
                                                                            Boston, MA 02266-8600
---------------------------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                                         2100 One PPG Place
                                                                            Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      OHIO MUNICIPAL
                                      CASH TRUST
                                      CASH II SHARES

                                      PROSPECTUS

                                      A Non-Diversified Portfolio of Federated
                                      Municipal Trust, an Open-End Management
                                      Investment Company

                                      Prospectus dated December 31, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779

      CUSIP 314229840
      1030105A-CII(12/95)


OHIO MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SHARES
PROSPECTUS

The Institutional Shares of Ohio Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Ohio municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Ohio, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SHARES                                                         2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Ohio Municipal Securities                                                    6
  Investment Risks                                                             6
  Non-Diversification                                                          6
  Investment Limitations                                                       7

FUND INFORMATION                                                               7
------------------------------------------------------

  Management of the Fund                                                       7
  Distribution of Institutional Shares                                         8
  Administration of the Fund                                                   9

NET ASSET VALUE                                                                9
------------------------------------------------------

HOW TO PURCHASE SHARES                                                         9
------------------------------------------------------

HOW TO REDEEM SHARES                                                          10
------------------------------------------------------

ACCOUNT AND SHARE INFORMATION                                                 11
------------------------------------------------------

TAX INFORMATION                                                               12
------------------------------------------------------

  Federal Income Tax                                                          12
  State and Local Taxes                                                       13

OTHER CLASSES OF SHARES                                                       13
------------------------------------------------------

PERFORMANCE INFORMATION                                                       14
------------------------------------------------------
FINANCIAL HIGHLIGHTS--
  CASH II SHARES                                                              15
------------------------------------------------------

FINANCIAL STATEMENTS                                                          16
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                                                 34
------------------------------------------------------

ADDRESSES                                                                     35
------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                     INSTITUTIONAL SHARES
                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).................................................     None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).................................................     None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)...............................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)....................     None
Exchange Fee..........................................................................     None
                                   ANNUAL OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver)(1)......................................................    0.36%
12b-1 Fee.............................................................................     None
Total Other Expenses..................................................................    0.21%
  Shareholder Services Fee (after waiver)(2).................................    0.00%
       Total Operating Expenses(3)....................................................    0.57%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.86% absent the voluntary waivers of a portion of the management fee and the shareholder services fee.

  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                      EXAMPLE                          1 year     3 years     5 years     10 years
---------------------------------------------------    ------     -------     -------     --------
You would pay the following expenses on a $1,000
  investment assuming (1) 5% annual return and (2)
  redemption at the end of each time period........      $6         $18         $32         $ 71


  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


OHIO MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants, on page 34.

                                                           YEAR ENDED OCTOBER 31,
                                               -----------------------------------------------
                                               1995      1994      1993      1992      1991(A)
                                               -----     -----     -----     -----     -------
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00     $1.00     $1.00     $1.00      $1.00
---------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------
  Net investment income                         0.04      0.02      0.02      0.03       0.02
---------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------
  Distributions from net investment income     (0.04)    (0.02)    (0.02)    (0.03)     (0.02)
---------------------------------------------  -----     -----     -----     -----     ------
NET ASSET VALUE, END OF PERIOD                 $1.00     $1.00     $1.00     $1.00      $1.00
---------------------------------------------  -----     -----     -----     -----     ------
TOTAL RETURN (B)                                3.61%     2.41%     2.33%     3.21%      2.40%
---------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------
  Expenses                                      0.57%     0.55%     0.48%     0.46%      0.35%*
---------------------------------------------
  Net investment income                         3.56%     2.36%     2.30%     3.10%      4.46%*
---------------------------------------------
  Expense waiver/reimbursement (c)              0.29%     0.07%     0.19%     0.25%      0.32%*
---------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------
  Net assets, end of period (000 omitted)       $72,931    $62,499    $81,748    $74,342   $44,771
---------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from April 22, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to the Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Shares and Cash II Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for financial institutions acting in a fiduciary or agency capacity as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in short-term Ohio municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Ohio taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 within a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of Ohio municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and Ohio state income taxes. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Ohio and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and Ohio state income tax imposed upon non-corporate taxpayers ("Ohio Municipal Securities"). Examples of Ohio Municipal Securities include, but are not limited to:

     - tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

     - bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

     - municipal commercial paper and other short-term notes;

     - variable rate demand notes;

     - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

     - participation, trust and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     PARTICIPATION INTERESTS. The Fund may purchase interests in Ohio Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Ohio Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.

The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Ohio Municipal Securities is subject to the federal alternative minimum tax.


OHIO MUNICIPAL SECURITIES

Ohio Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Ohio Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Ohio Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Ohio Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Ohio Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Ohio Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Ohio Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Ohio Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Ohio Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

NON-DIVERSIFICATION

The Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor may pay financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide certain services to shareholders. These services may include, but are not limited to, distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of shares. Any fees paid for these services by the distributor will be reimbursed by the adviser and not the Fund.


ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

                                  AVERAGE AGGREGATE
     MAXIMUM FEE                  DAILY NET ASSETS
---------------------    -----------------------------------
      .15 of 1%               on the first $250 million
     .125 of 1%               on the next $250 million
      .10 of 1%               on the next $250 million
     .075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of Institutional Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately.


Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Ohio Municipal Cash Trust--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by mailing a check made payable to Ohio Municipal Cash Trust--Institutional Shares to: Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.

SUBACCOUNTING SERVICES. Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. If shares certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each shareholder has one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

As of December 4, 1995, Parcol & Co., Akron, OH, owned 34.39% of the voting securities of the Fund's Institutional Shares and Gradison & Company Inc., Cincinnati, OH, owned 80.64% of the voting securities of the Fund's Cash II Shares, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.


STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Ohio. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OHIO TAXES. Under existing Ohio laws, distributions made by the Fund will not be subject to Ohio individual income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest from obligations of Ohio or its subdivisions which is exempt from federal income tax; or (ii) interest or dividends from obligations issued by the United States and its territories or possessions or by any authority, commission or instrumentality of the United States which are exempt from state income tax under federal laws. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Ohio individual income taxes.
Distributions made by the Fund will not be subject to Ohio corporation franchise tax to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest from obligations of Ohio or its subdivisions which is exempt from federal income tax; or (ii) net interest income from obligations issued by the United States and its territories or possessions or by any authority, commission or instrumentality of the United States, which is included in federal taxable income and which is exempt from state income tax under federal laws.

Exempt-interest dividends that represent interest from obligations held by the Fund which are issued by Ohio or its political subdivisions will be exempt from any Ohio municipal income tax (even if the municipality is permitted under Ohio law to levy a tax on intangible income).

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Cash II Shares. Cash II Shares are sold at net asset value primarily to retail customers of financial institutions and are subject to a minimum initial investment of $25,000 over a 90-day period.

All classes are subject to certain of the same expenses.

Cash II Shares are distributed under a 12b-1 Plan adopted by the Fund and also are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-235-4669.
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return, yield, effective yield, and tax-equivalent yield for shares. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the shares' tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


OHIO MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--CASH II SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 34.

                                                           YEAR ENDED OCTOBER 31,
                                               -----------------------------------------------
                                               1995      1994      1993      1992      1991(A)
                                               -----     -----     -----     -----     -------
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00     $1.00     $1.00     $1.00      $1.00
-------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------
  Net investment income                         0.03      0.02      0.02      0.03       0.02
-------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------
  Distributions from net investment income     (0.03)    (0.02)    (0.02)    (0.03)     (0.02)
-------------------------------------------    -----     -----     -----     -----     ------
NET ASSET VALUE, END OF PERIOD                 $1.00     $1.00     $1.00     $1.00      $1.00
-------------------------------------------    -----     -----     -----     -----     ------
TOTAL RETURN (B)                                3.30%     2.10%     2.02%     2.90%      2.27%
-------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------
  Expenses                                      0.87%     0.85%     0.78%     0.76%      0.63%*
-------------------------------------------
  Net investment income                         3.25%     2.09%     2.01%     2.86%      4.18%*
-------------------------------------------
  Expense waiver/reimbursement (c)              0.29%     0.24%     0.19%     0.25%      0.34%*
-------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------
  Net assets, end of period (000 omitted)      $188,234  $156,051  $127,017  $133,877  $94,081
-------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from April 22, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


OHIO MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------     -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--99.1%
-----------------------------------------------------------------------
                OHIO--99.1%
                -------------------------------------------------------
$ 2,000,000     Anthony Wayne School District, OH, 4.00% BANs,              NR       $  2,000,691
                12/14/1995
                -------------------------------------------------------
  5,875,000     Belmont County, OH Weekly VRDNs (Lesco, Inc.)/ (PNC        A-1          5,875,000
                Bank, N.A. LOC)
                -------------------------------------------------------
  1,000,000     Belmont County, OH, County Jail Improvement Notes           NR          1,002,306
                (Third Series), 4.34% BANs, 8/30/1996
                -------------------------------------------------------
  1,675,000     Berea, OH, BANS, 4.07%, 10/24/1996                        NR(3)         1,677,671
                -------------------------------------------------------
  3,000,000     Brecksville-Broadview Heights CSD, OH, GO Unlimited Tax   NR(3)         3,000,667
                School Improvement, 5.71% BANs, 1/18/1996
                -------------------------------------------------------
  1,175,000     Butler County, OH, Limited GO's, 5.07% BANs, 3/15/1996    NR(3)         1,176,946
                -------------------------------------------------------
  2,000,000     Cincinnati City School District, OH, 5.80% TANs,          NR(3)         2,001,209
                12/29/1995
                -------------------------------------------------------
  5,760,000 (a) Cleveland, OH City School District, Energy Conservation    A-1+         5,760,000
                Improvement Bonds (Series 1994) Weekly VRDNs
                (Internationale Nederlanden Bank N.V. LIQ)/
                (Internationale Nederlanden Bank N.V. LOC)
                -------------------------------------------------------
  2,000,000     Cleveland-Cuyahoga County, OH Port Authority, (Series      A-1+         2,000,000
                1993) Weekly VRDNs (Rock & Roll Hall of Fame
                Museum)/(Credit Local de France LOC)
                -------------------------------------------------------
  1,800,000     Clinton County, OH Hospital Authority Weekly VRDNs         P-1          1,800,000
                (Clinton Memorial Hospital)/(National City Bank,
                Columbus, OH LOC)
                -------------------------------------------------------
  2,000,000     Columbiana County, OH, Adjustable Rate Industrial          P-1          2,000,000
                Development Revenue Bonds Weekly VRDNs
                (C & S Land Company Project)/(Bank One, Youngstown, NA
                LOC)
                -------------------------------------------------------
  1,800,000     Conneaut, OH, 4.45% BANs, 7/26/1996                         NR          1,803,793
                -------------------------------------------------------




OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------     -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                OHIO--CONTINUED
                -------------------------------------------------------
$ 1,200,000     Cuyahoga County, OH Hospital Authority Daily VRDNs        VMIG1      $  1,200,000
                (University Hospital of Cleveland)/(Dai-Ichi Kangyo
                Bank Ltd., Tokyo LOC)
                -------------------------------------------------------
    800,000     Cuyahoga County, OH IDA Weekly VRDNs (Animal Protection   VMIG1           800,000
                League (Cuyahoga County))/(Society National Bank,
                Cleveland, OH LOC)
                -------------------------------------------------------
  1,800,000     Cuyahoga County, OH IDA Weekly VRDNs (East Park            P-1          1,800,000
                Community, Inc.)/(Society National Bank, Cleveland, OH
                LOC)
                -------------------------------------------------------
    655,000     Cuyahoga County, OH IDA Weekly VRDNs (Interstate Diesel    P-1            655,000
                Service, Inc.)/(Huntington National Bank, Columbus, OH
                LOC)
                -------------------------------------------------------
    715,000     Cuyahoga County, OH IDA Weekly VRDNs (Parma-Commerce       P-1            715,000
                Parkway West)/(Society National Bank, Cleveland, OH
                LOC)
                -------------------------------------------------------
  1,200,000     Cuyahoga County, OH IDA Weekly VRDNs (Premier              P-1          1,200,000
                Manufacturing Corp.)/(National City Bank, Kentucky LOC)
                -------------------------------------------------------
  2,000,000     Cuyahoga County, OH IDA, IDRB (Series 1995) Weekly         P-1          2,000,000
                VRDNs (Avalon Precision Casting Co. Project)/(Society
                National Bank, Cleveland, OH LOC)
                -------------------------------------------------------
  3,000,000     Dayton, OH, Revenue Refunding Bonds (Series 1993E)        VMIG1         3,000,000
                Weekly VRDNs (Emery Air Freight Corp.)/(Mellon Bank NA,
                Pittsburgh LOC)
                -------------------------------------------------------
  1,700,000     Delaware County, OH, IDRB (Series 1995) Weekly VRDNs       P-1          1,700,000
                (Air Waves, Inc. Project)/(Society National Bank,
                Cleveland, OH LOC)
                -------------------------------------------------------
  1,240,000     Elyria, OH, General Limited Tax Various Purpose BANS,     NR(3)         1,242,922
                4.26%, 10/11/1996
                -------------------------------------------------------
  2,000,000     Euclid City School District, OH, 4.83% RANs, 12/15/1995   NR(3)         2,000,416
                -------------------------------------------------------
  1,000,000     Franklin County, OH Hospital Facility Authority Weekly    VMIG1         1,000,000
                VRDNs (Riverside United Methodist Hospital)/(National
                City Bank, Cleveland, OH LOC)
                -------------------------------------------------------




OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------     -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                OHIO--CONTINUED
                -------------------------------------------------------
$ 4,500,000     Franklin County, OH IDA Weekly VRDNs                       P-1       $  4,500,000
                (Heekin Can, Inc.)/(PNC Bank, Ohio, N.A. LOC)
                -------------------------------------------------------
  3,160,000     Franklin County, OH IDA Weekly VRDNs (Unicorn Leasing      P-1          3,160,000
                Corp.)/(Fifth Third Bank, Cincinnati LOC)
                -------------------------------------------------------
  3,670,000     Franklin County, OH IDA, (Series 1995) Weekly VRDNs        P-1          3,670,000
                (Fabcon L.L.C. Project)/(Norwest Bank Minnesota,
                Minneapolis LOC)
                -------------------------------------------------------
  2,000,000     Franklin County, OH IDA, IDRB Weekly VRDNs (Tigerpoly      P-1          2,000,000
                Manufacturing, Inc.)/(Mitsubishi Bank Ltd, Tokyo LOC)
                -------------------------------------------------------
  2,000,000     Franklin County, OH, Ltd. GO's (Series 8/95), 4.10%       SP-1+         2,003,106
                BANs, 8/23/1996
                -------------------------------------------------------
  1,200,000     Gates Mills Village, OH, Water System Improvement BANS,     NR          1,201,105
                4.10%, 10/17/1996
                -------------------------------------------------------
  1,950,000     Hamilton County, OH Health System Weekly VRDNs (West      VMIG1         1,950,000
                Park Community)/(Fifth Third Bank, Cincinnati LOC)
                -------------------------------------------------------
  1,500,000     Hamilton County, OH Hospital Facilities Authority,         A-1          1,500,000
                Revenue Bonds (Series 1986A) Weekly VRDNs (Good
                Samaritan Hospital)
                -------------------------------------------------------
  3,000,000     Hamilton, OH, Ltd. Tax GO's, 3.91% BANs, 1/18/1996        NR(3)         3,000,050
                -------------------------------------------------------
  2,200,000     Hamilton, OH, Real Estate Acquisition/Electric            NR(3)         2,200,259
                Improvement System BANs (Series A), 4.02%, 6/14/1996
                -------------------------------------------------------
  2,000,000     Holmes County, OH IDA Weekly VRDNs (Poultry                A-1+         2,000,000
                Processing)/(Rabobank Nederland, Utrecht LOC)
                -------------------------------------------------------
  1,250,000     Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs         P-1          1,250,000
                (Lasermike, Inc. Project)/(Society National Bank,
                Cleveland, OH LOC)
                -------------------------------------------------------
  1,000,000     Huron City, OH, General Limited Tax Various Purpose,        NR          1,001,336
                4.49% BANs, 5/31/1996
                -------------------------------------------------------
    300,000     Kettering, OH IDA Weekly VRDNs (Center-Plex Venture)/      P-1            300,000
                (Society National Bank, Cleveland, OH LOC)
                -------------------------------------------------------




OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------     -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                OHIO--CONTINUED
                -------------------------------------------------------
$ 1,680,000     Lake County, OH, General and SA Limited Tax Various       NR(2)      $  1,681,816
                BANS, 4.07%, 10/10/1996
                -------------------------------------------------------
  2,885,000     Lorain County, OH, Health Facilities Revenue Bonds         P-1          2,885,000
                (Series 1992A) Weekly VRDNs (Elyria United Methodist
                Home)/(Fifth Third Bank, Cincinnati LOC)
                -------------------------------------------------------
  4,565,000     Lorain Port Authority, OH, (Series 1994) Weekly VRDNs      P-1          4,565,000
                (Spitzer Great Lakes Ltd., Inc.)/(Bank One, Cleveland,
                N.A. LOC)
                -------------------------------------------------------
  1,600,000     Lucas County, OH IDA Weekly VRDNs (Kuhlman Corp.)/         P-1          1,600,000
                (Society National Bank, Cleveland, OH LOC)
                -------------------------------------------------------
  1,905,000     Lucas County, OH, Hospital Facility Improvement Revenue    P-1          1,905,000
                Bonds (Series 93) Weekly VRDNs (Lott Industries, Inc.)/
                (National City Bank, Cleveland, OH LOC)
                -------------------------------------------------------
    300,000     Lucas County, OH, Hospital Improvement Revenue Weekly      P-1            300,000
                VRDNs (Sunshine Children's Home)/(National City Bank,
                Cleveland, OH LOC)
                -------------------------------------------------------
  8,500,000     Lucas County, OH, Hospital Refunding Revenue Bonds         P-1          8,500,000
                Weekly VRDNs (Riverside Hospital, OH)/(Huntington
                National Bank, Columbus, OH LOC)
                -------------------------------------------------------
  3,500,000     Lucas County, OH, Various Purpose Improvement Notes         NR          3,501,985
                (Series 1994), 5.75% BANs, 11/30/1995
                -------------------------------------------------------
  5,325,000     Mahoning County, OH Multifamily HFA Weekly VRDNs           A-1          5,325,000
                (International Towers, Inc.)/(PNC Bank, N.A. LOC)
                -------------------------------------------------------
  6,900,000     Mahoning County, OH, Housing Revenue Bonds (Series         A-1          6,900,000
                1995) Weekly VRDNs (Copeland Oaks Project)/ (Bank One,
                Akron, N.A. LOC)
                -------------------------------------------------------
     40,000     Mahoning County, OH, IDR Weekly VRDNs                      P-1             40,000
                (Tru-Cut Die Corp.)/(PNC Bank, Ohio, N.A. LOC)
                -------------------------------------------------------
  1,120,000     Mansfield, OH, IDR Weekly VRDNs (Designed Metal            P-1          1,120,000
                Products, Inc.)/(Bank One, Columbus, N.A. LOC)
                -------------------------------------------------------




OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------     -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                OHIO--CONTINUED
                -------------------------------------------------------
$ 2,000,000     Marysville Exempted Village School District, OH,            NR       $  2,001,101
                General Unlimited Tax School Improvement Bond
                Anticipation Notes, 4.27% BANs, 12/20/1995
                -------------------------------------------------------
    460,000     Medina County, OH, IDR, 4.05% TOBs (Bopco)/(Bank One,      P-1            460,000
                Akron, N.A. LOC), Optional Tender 3/1/1996
                -------------------------------------------------------
  5,400,000     Medina County, OH, Solid Waste Disposal Revenue Bonds      P-1          5,400,000
                (Series 1995) Weekly VRDNs (Valley City
                Steel Company Project)/(Society National Bank,
                Cleveland, OH LOC)
                -------------------------------------------------------
  7,000,000     Montgomery County, OH, Ltd. Tax GO's Certificate of       NR(2)         7,022,709
                Indebtedness (1995 Series A), 5.00% BANs, 4/26/1996
                -------------------------------------------------------
  2,010,000     Montgomery, OH IDA Weekly VRDNs (Bethesda Two Limited      A-1          2,010,000
                Partnership)/(Huntington National Bank, Columbus, OH
                LOC)
                -------------------------------------------------------
  3,600,000     Morrow County, OH, Detention Facilities Bond                NR          3,601,564
                Anticipation Notes (Series 1995), 4.25% BANs, 4/15/1996
                -------------------------------------------------------
    500,000     Muskingham County, OH Hospital Facilities Authority       VMIG1           500,000
                Weekly VRDNs (Bethesda Care System)/(National City
                Bank, Columbus, OH LOC)
                -------------------------------------------------------
    370,000     North Olmsted, OH IDA Weekly VRDNs (Bryant &               P-1            370,000
                Stratton)/(Society National Bank, Cleveland, OH LOC)
                -------------------------------------------------------
    730,000     North Olmsted, OH IDA, 4.00% TOBs (Therm-All)/             P-1            730,000
                (National City Bank, Cleveland, OH LOC), Optional
                Tender 2/1/1996
                -------------------------------------------------------
  4,000,000     North Olmsted, OH, Various Purpose Improvement Notes,     NR(3)         4,010,198
                (Series 1995), 4.67% BANs, 6/20/1996
                -------------------------------------------------------
  2,135,000     Ohio HFA Weekly VRDNs (Westchester Village)/(Society       P-1          2,135,000
                National Bank, Cleveland, OH LOC)
                -------------------------------------------------------
  7,405,000     Ohio HFA, 4.40% TOBs (Comerica, Inc.)/(Comerica, Inc.      P-1          7,405,000
                LOC), Optional Tender 11/1/1995
                -------------------------------------------------------




OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------     -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                OHIO--CONTINUED
                -------------------------------------------------------
$ 6,435,000 (a) Ohio HFA, Single Family Mortgage (Series PT-8) Weekly      A-1+      $  6,435,000
                VRDNs (GNMA COL)/(Dai-Ichi Kangyo Bank Ltd., Tokyo LIQ)
                -------------------------------------------------------
  2,000,000     Ohio State Air Quality Development Authority, (Series      P-1          2,000,000
                1998A) Weekly VRDNs (PPG Industries, Inc.)
                -------------------------------------------------------
  1,800,000     Ohio State Air Quality Development Authority, 3.75% CP     AAA          1,800,000
                (Cincinnati Gas and Electric Co.)/(Union Bank of
                Switzerland, Zurich LOC), Mandatory Tender 11/7/1995
                -------------------------------------------------------
  3,000,000     Ohio State Air Quality Development Authority, 3.75% CP     AAA          3,000,000
                (Cincinnati Gas and Electric Co.)/(Union Bank of
                Switzerland, Zurich LOC), Mandatory Tender 11/9/1995
                -------------------------------------------------------
  4,500,000     Ohio State Air Quality Development Authority, 3.80% CP     A-1+         4,500,000
                (Cincinnati Gas and Electric Co.)/(J.P. Morgan
                Delaware, Wilmington LOC), Mandatory Tender 12/8/1995
                -------------------------------------------------------
  1,000,000     Ohio State Water Development Authority Weekly VRDNs        P-1          1,000,000
                (PPG Industries, Inc.)
                -------------------------------------------------------
  2,500,000     Ohio State Water Development Authority, Multimodal         A-1+         2,500,000
                Water Development (Series 1993) Weekly VRDNs (Timken
                Co.)/(Wachovia Bank of Georgia NA, Atlanta LOC)
                -------------------------------------------------------
  5,000,000     Ohio State Water Development Authority, Ohio PCR Bonds     A-1+         5,000,000
                (Series 1989) Weekly VRDNs (Duquesne Light Power
                Co.)/(Barclays Bank PLC, London LOC)
                -------------------------------------------------------
  3,500,000     Ohio State Water Development Authority, Pollution          AAA          3,515,335
                Control Facilities Revenue Bonds, 4.75% TOBs (Union
                Bank of Switzerland, Zurich LOC), Optional Tender
                5/1/1996
                -------------------------------------------------------
    700,000     Ohio State Weekly VRDNs (John Carroll University, OH)/     P-1            700,000
                (PNC Bank, N.A. LOC)
                -------------------------------------------------------
  1,420,000     Ohio State, IDR (Series 1991) Weekly VRDNs (Standby        A-1+         1,420,000
                Screw, Inc.)/(National City Bank, Columbus, OH LOC)
                -------------------------------------------------------
  1,400,000     Ohio State, IDRB (Series 1994) Weekly VRDNs (Anomatic      P-1          1,400,000
                Corporation)/(National City Bank, Columbus, OH LOC)
                -------------------------------------------------------




OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------     -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                OHIO--CONTINUED
                -------------------------------------------------------
$ 1,350,000     Orrville, OH IDA Weekly VRDNs (O.S. Associates/            A-1       $  1,350,000
                Contours, Inc.)/(National City Bank, Cleveland, OH LOC)
                -------------------------------------------------------
  1,000,000     Pickaway County, OH IDA Weekly VRDNs                       P-1          1,000,000
                (PPG Industries, Inc.)
                -------------------------------------------------------
    210,000     Portage County, OH IDA Weekly VRDNs                        P-1            210,000
                (D & W Associates)/(Bank One, Akron, N.A. LOC)
                -------------------------------------------------------
    400,000     Portage County, OH IDA, 4.05% TOBs (Neidlinger)/           P-1            400,000
                (Society National Bank, Cleveland, OH LOC), Optional
                Tender 3/1/1996
                -------------------------------------------------------
    900,000     Portage County, OH IDA, Adjustable Rate Industrial         P-1            900,000
                Revenue Bonds Weekly VRDNs (Lovejoy Industries)/(Star
                Bank, NA, Cincinnati LOC)
                -------------------------------------------------------
  5,000,000     Richland County, OH, Special Assessment Limited Tax         NR          5,002,622
                Sewer Improvement BANS (Series 1995), 4.25%, 12/14/1995
                -------------------------------------------------------
  1,000,000     Rickenbacker, OH Port Authority, (Series 1992) Weekly      P-1          1,000,000
                VRDNs (Rickenbacker Holdings, Inc.)/(Bank One,
                Columbus, N.A. LOC)
                -------------------------------------------------------
  1,250,000     Ross County, OH, Hospital Facilities Revenue Bonds         AA-          1,250,000
                (Series 1995) Weekly VRDNs (Medical Center Hospital
                Project)/(Fifth Third Bank, Cincinnati LOC)
                -------------------------------------------------------
  1,200,000     Sharonville, OH, IDR Weekly VRDNs (Xtek, Inc.)/(Fifth     VMIG1         1,200,000
                Third Bank, Cincinnati LOC)
                -------------------------------------------------------
  1,150,000     Shelby City, OH, General Ltd. Tax Water System              NR          1,152,218
                Improvement BANS (Series 1995), 4.50%, 8/22/1996
                -------------------------------------------------------
    880,000     Solon, OH, IDR Weekly VRDNs (Graphic Laminating)/          P-1            880,000
                (Society National Bank, Cleveland, OH LOC)
                -------------------------------------------------------
  2,000,000     Solon, OH, IDRB (Series 1995) Weekly VRDNs (Cleveland       A+          2,000,000
                Twist Drill Company)/(Nationsbank of Georgia, N.A. LOC)
                -------------------------------------------------------
  2,000,000     Springdale, OH, BANS (Series 1995), 4.15%, 9/20/1996        NR          2,003,375
                -------------------------------------------------------
  1,400,000     Stark County, OH IDR Weekly VRDNs (Society National        P-1          1,400,000
                Bank, Cleveland, OH LOC)
                -------------------------------------------------------




OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------     -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                OHIO--CONTINUED
                -------------------------------------------------------
$ 2,345,000     Stark County, OH IDR, (Series 1994) Weekly VRDNs (Wilk     P-1       $  2,345,000
                of Morris)/(Society National Bank, Cleveland, OH LOC)
                -------------------------------------------------------
  2,685,000     Stark County, OH IDR, Sewer District Improvements Notes   NR(3)         2,689,317
                (Series 1995-1), 5.00% BANs, 4/3/1996
                -------------------------------------------------------
  2,000,000     Stark County, OH IDR, Various Purpose Notes (Series       NR(3)         2,003,216
                1995-1), 5.00% BANs, 4/3/1996
                -------------------------------------------------------
  1,350,000     Strongsville, OH, Adjustable Rate Demand IDRB (Series      A-1          1,350,000
                1994) Weekly VRDNs (Nutro Machinery Corp.,
                Project)/(Huntington National Bank, Columbus, OH LOC)
                -------------------------------------------------------
  2,900,000     Summit County, OH IDR Weekly VRDNs (Maison Aine Limited    P-1          2,900,000
                Partnership)/(Society National Bank, Cleveland, OH LOC)
                -------------------------------------------------------
  4,500,000     Summit County, OH IDR, (Series 1994) Weekly VRDNs          P-1          4,500,000
                (Harry London Candies, Inc.)/(Bank One, Akron, N.A.
                LOC)
                -------------------------------------------------------
  1,245,000     Summit County, OH IDR, 4.00% TOBs (Matech Machine Tool     P-1          1,245,000
                Co.)/(Bank One, Akron, N.A. LOC), Optional Tender
                5/1/1996
                -------------------------------------------------------
    385,000     Summit County, OH IDR, 4.05% TOBs (Keltec Industries)/     P-1            385,000
                (Bank One, Akron, N.A. LOC), Optional Tender 3/1/1996
                -------------------------------------------------------
    795,000     Summit County, OH IDR, 4.05% TOBs (Universal Rack)/        P-1            795,000
                (National City Bank, Cleveland, OH LOC), Optional
                Tender 3/1/1996
                -------------------------------------------------------
  1,115,000     Summit County, OH IDR, 4.40% TOBs (Rogers Industrial       P-1          1,115,000
                Products, Inc.)/(Bank One, Akron, N.A. LOC), Optional
                Tender 11/1/1995
                -------------------------------------------------------
    795,000     Summit County, OH IDR, 4.70% TOBs (Bechmer-Boyce           P-1            795,000
                Project)/(Society National Bank, Cleveland, OH LOC),
                Optional Tender 1/15/1996
                -------------------------------------------------------
    910,000     Summit County, OH IDR, 4.85% TOBs (S.D. Meyers, Inc.)/     P-1            910,000
                (Bank One, Akron, N.A. LOC), Optional Tender 2/15/1996
                -------------------------------------------------------




OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------     -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                OHIO--CONTINUED
                -------------------------------------------------------
$ 1,000,000     Summit County, OH IDR, Adjustable Rate Bonds (Series       P-1       $  1,000,000
                1994) Weekly VRDNs (Austin Printing Co., Inc.)/ (Bank
                One, Akron, N.A. LOC)
                -------------------------------------------------------
  1,000,000     Summit County, OH IDR, Adjustable Rate IDRB (Series        P-1          1,000,000
                1995) Weekly VRDNs (Cardtech Project (OH)/ (Society
                National Bank, Cleveland, OH LOC)
                -------------------------------------------------------
  2,890,000     Summit County, OH IDR, Variable Rate Demand IDRB           P-1          2,890,000
                (Series 1994B) Weekly VRDNs (Harry London Candies,
                Inc.)/(Bank One, Akron, N.A. LOC)
                -------------------------------------------------------
  2,000,000     Summit County, OH, GO Various Purpose Notes (Series       NR(3)         2,002,317
                1995A), 5.00% BANs, 3/7/1996
                -------------------------------------------------------
  1,000,000     Toledo-Lucas County, OH Port Authority, IDA Weekly         AAA          1,000,000
                VRDNs (Medusa Corp.)/(Bayerische Vereinsbank AG, Munich
                LOC)
                -------------------------------------------------------
  2,700,000     Trumbull County, OH IDA, (Series 1989) Weekly VRDNs        A-1          2,700,000
                (McDonald Steel Corp.)/(PNC Bank, N.A. LOC)
                -------------------------------------------------------
  1,355,000     Trumbull County, OH IDA, Adjustable Rate IDR Refunding     P-1          1,355,000
                Bonds (Series 1994) Weekly VRDNs (Churchill Downs,
                Inc.)/(Bank One, Columbus, N.A. LOC)
                -------------------------------------------------------
  3,000,000     Trumbull County, OH, Correctional Facilities BANs           NR          3,001,643
                (Series 1995), 4.83%, 4/11/1996
                -------------------------------------------------------
  3,000,000     University of Cincinnati, OH, General Receipts             SP-1         3,005,929
                Anticipation Notes-Series T, 4.25% BANs, 8/28/1996
                -------------------------------------------------------
  4,100,000     Westlake, OH, IDR Weekly VRDNs (Kahal Limited              P-1          4,100,000
                Partnership)/(Society National Bank, Cleveland, OH LOC)
                -------------------------------------------------------
  1,145,000     Willoughby City, OH, Variable Rate Demand IDR Refunding    P-1          1,145,000
                Bonds (Series 1995A) Weekly VRDNs (Pine Ridge Shopping
                Center Company Project)/(Star Bank, NA, Cincinnati LOC)
                -------------------------------------------------------




OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------     -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                OHIO--CONTINUED
                -------------------------------------------------------
$ 1,245,000     Willoughby City, OH, Variable Rate Demand IDR Revenue      P-1       $  1,245,000
                Bonds (Series 1995 B) Weekly VRDNs (Pine Ridge Shopping
                Center Company Project)/(Star Bank, NA, Cincinnati LOC)
                -------------------------------------------------------
  1,600,000     Wood County, OH Weekly VRDNs (Principle Business           P-1          1,600,000
                Enterprises)/(National City Bank, Cleveland, OH LOC)
                -------------------------------------------------------
  2,200,000     Wood County, OH, EDRB Weekly VRDNs (Roe Inc.               P-1          2,200,000
                Project)/(Huntington National Bank, Columbus, OH LOC)
                -------------------------------------------------------
  5,300,000 (a) Youngstown City School District, OH, Municipal             A-1+         5,300,000
                Installment Trust Receipts (Series 1994-A) Weekly VRDNs
                (Internationale Nederlanden Bank N.V. LIQ)/
                (Internationale Nederlanden Bank N.V. LOC)
                                                                                     ------------
                -------------------------------------------------------
                                                                                     $258,712,822
                TOTAL INVESTMENTS (AT AMORTIZED COST)(B)
                                                                                     ------------
                -------------------------------------------------------


Securities that are subject to Alternative Minimum Tax represent 45.2% of the portfolio as calculated based upon total portfolio market value.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. These securities have been determined to be liquid under criteria established by the Board of Trustees. At the end of the period, these securities amounted to $17,495,000 which represent 6.7% of net assets.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($261,165,455) at October 31, 1995.



OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

BANs  --Bond Anticipation Notes
COL   --Collateralized
CP    --Commercial Paper
CSD   --Central School District
EDRB  --Economic Development Revenue Bonds
GNMA  --Government National Mortgage Association
GO    --General Obligation
HFA   --Housing Finance Authority
IDA   --Industrial Development Authority
IDR   --Industrial Development Revenue
IDRB  --Industrial Development Revenue Bonds
LIQ   --Liquidity Agreement
LOC   --Letter of Credit
PCR   --Pollution Control Revenue
PLC   --Public Limited Company
RANs  --Revenue Anticipation Notes
SA    --Support Agreement
TANs  --Tax Anticipation Notes
TOBs  --Tender Option Bonds
VRDNs --Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)



OHIO MUNICIPAL CASH TRUST

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                       $258,712,822
-------------------------------------------------------------------------------
Cash                                                                                    334,964
-------------------------------------------------------------------------------
Income receivable                                                                     2,498,541
-------------------------------------------------------------------------------
Receivable for shares sold                                                                  739
-------------------------------------------------------------------------------
Deferred expenses                                                                         7,251
-------------------------------------------------------------------------------    ------------
     Total assets                                                                   261,554,317
-------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------
Payable for shares redeemed                                            $ 48,000
--------------------------------------------------------------------
Income distribution payable                                             223,569
--------------------------------------------------------------------
Accrued expenses                                                        117,293
--------------------------------------------------------------------   --------
     Total liabilities                                                                  388,862
-------------------------------------------------------------------------------    ------------
NET ASSETS for 261,165,455 shares outstanding                                      $261,165,455
-------------------------------------------------------------------------------    ------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
-------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
-------------------------------------------------------------------------------
$72,931,089 / 72,931,089 shares outstanding                                               $1.00
-------------------------------------------------------------------------------    ------------
CASH II SHARES:
-------------------------------------------------------------------------------
$188,234,366 / 188,234,366 shares outstanding                                             $1.00
-------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)



OHIO MUNICIPAL CASH TRUST

STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------------------------
Interest                                                                                $9,872,940
------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------
Investment advisory fee                                                   $  957,142
----------------------------------------------------------------------
Administrative personnel and services fee                                    181,139
----------------------------------------------------------------------
Custodian fees                                                                67,328
----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                      95,590
----------------------------------------------------------------------
Directors'/Trustees' fees                                                      1,888
----------------------------------------------------------------------
Auditing fees                                                                 14,191
----------------------------------------------------------------------
Legal fees                                                                     2,818
----------------------------------------------------------------------
Portfolio accounting fees                                                     54,785
----------------------------------------------------------------------
Distribution services fee--Cash II Shares                                    493,611
----------------------------------------------------------------------
Shareholder services fee--Institutional Shares                               186,871
----------------------------------------------------------------------
Shareholder services fee--Cash II Shares                                     411,342
----------------------------------------------------------------------
Share registration costs                                                      49,625
----------------------------------------------------------------------
Printing and postage                                                          18,607
----------------------------------------------------------------------
Insurance premiums                                                             5,770
----------------------------------------------------------------------
Miscellaneous                                                                 15,305
----------------------------------------------------------------------    ----------
     Total expenses                                                        2,556,012
----------------------------------------------------------------------
Waivers--
----------------------------------------------------------
  Waiver of investment advisory fee                          $ (95,512)
----------------------------------------------------------
  Waiver of distribution services fee--Cash II Shares         (411,342)
----------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares    (186,871)
----------------------------------------------------------   ---------
     Total waivers                                                          (693,725)
----------------------------------------------------------------------    ----------
          Net expenses                                                                   1,862,287
------------------------------------------------------------------------------------    ----------
               Net investment income                                                    $8,010,653
------------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)



OHIO MUNICIPAL CASH TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    YEAR ENDED OCTOBER 31,
                                                                -------------------------------
                                                                     1995             1994
                                                                ---------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------
Net investment income                                           $     8,010,653   $   4,456,860
--------------------------------------------------------------  ---------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------
Distributions from net investment income
--------------------------------------------------------------
Institutional Shares                                                 (2,660,655)     (1,561,810)
--------------------------------------------------------------
Cash II Shares                                                       (5,349,998)     (2,895,050)
--------------------------------------------------------------  ---------------   -------------
     Change in net assets resulting from distributions
     to shareholders                                                 (8,010,653)     (4,456,860)
--------------------------------------------------------------  ---------------   -------------
SHARE TRANSACTIONS--
--------------------------------------------------------------
Proceeds from sale of Shares                                      1,275,288,208     809,574,268
--------------------------------------------------------------
Net asset value of Shares issued to shareholders in payment of
distributions declared                                                5,470,332       2,932,696
--------------------------------------------------------------
Cost of Shares redeemed                                          (1,238,142,557)   (802,723,017)
--------------------------------------------------------------  ---------------   -------------
     Change in net assets resulting from share transactions          42,615,983       9,783,947
--------------------------------------------------------------  ---------------   -------------
          Change in net assets                                       42,615,983       9,783,947
--------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------
Beginning of period                                                 218,549,472     208,765,525
--------------------------------------------------------------  ---------------   -------------
End of period                                                   $   261,165,455   $ 218,549,472
--------------------------------------------------------------  ---------------   -------------


(See Notes which are an integral part of the Financial Statements)



OHIO MUNICIPAL CASH TRUST

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------
(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of fifteen non-diversified portfolios. The financial statements included herein are only those of Ohio Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Cash II Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1995, 71.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit for any one institution or agency does not exceed 12.3% of total investments.



OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

     Additional information on each restricted security held at October 31, 1995 is as follows:

                          SECURITY                        ACQUISITION DATE    ACQUISITION COST
     --------------------------------------------------   ----------------    ----------------
     Cleveland OH City School District, Energy
     Conservation Improvement Bonds (Series 1994)
     Weekly VRDNs                                             10/02/95           $5,760,000
     Ohio HFA, Single Family Mortgage (Series PT-8)
     Weekly VRDNs                                             06/16/94            6,435,000
     Youngstown City School District, OH, Municipal
     Installment Trust Receipts (Series 1994-A)
     Weekly VRDNs                                             08/02/95            5,300,000


     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1995, capital paid-in aggregated $261,165,455.

Transactions in shares were as follows:

                                                                       YEAR ENDED OCTOBER 31,
                                                                    ----------------------------
                      INSTITUTIONAL SHARES                              1995            1994
-----------------------------------------------------------------   ------------    ------------
Shares sold                                                          571,719,826     275,545,260
-----------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                               277,721          99,198
-----------------------------------------------------------------
Shares redeemed                                                     (561,565,338)   (294,893,757)
-----------------------------------------------------------------   ------------    ------------
  Net change resulting from Institutional share transactions          10,432,209     (19,249,299)
-----------------------------------------------------------------   ------------    ------------




OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

                                                                       YEAR ENDED OCTOBER 31,
                                                                    ----------------------------
                         CASH II SHARES                                 1995            1994
-----------------------------------------------------------------   ------------    ------------
Shares sold                                                          703,568,382     534,029,008
-----------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                             5,192,611       2,833,498
-----------------------------------------------------------------
Shares redeemed                                                     (676,577,219)   (507,829,260)
-----------------------------------------------------------------   ------------    ------------
  Net change resulting from Cash II share transactions                32,183,774      29,033,246
-----------------------------------------------------------------   ------------    ------------
     Net change resulting from Fund share transactions                42,615,983       9,783,947
-----------------------------------------------------------------   ------------    ------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee of the Fund. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Services Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to .30 of 1% of the average daily net assets of the Cash II shares, annually, to compensate FSC. FSC may voluntarily choose to waive a portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of daily average net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion. For the fiscal year ended October 31, 1995, Institutional Shares fully waived its shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.



OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS--During the period ended October 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/or common Officers. These transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $500,170,000 and $491,515,000, respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.



REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(Ohio Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of Ohio Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended and the financial highlights (see pages 2 and 15 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ohio Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.
                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 15, 1995



ADDRESSES
--------------------------------------------------------------------------------

Ohio Municipal Cash Trust
                Institutional Shares                        Federated Investors Tower
                                                            Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                  Federated Investors Tower
                                                            Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                        Federated Investors Tower
                                                            Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                       P.O. Box 8600
                Trust Company                               Boston, MA 02266-8600
-----------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Services Company                  P.O. Box 8600
                                                            Boston, MA 02266-8600
-----------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                         2100 One PPG Place
                                                            Pittsburgh, PA 15222
-----------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      OHIO MUNICIPAL
                                      CASH TRUST
                                      INSTITUTIONAL SHARES

                                      PROSPECTUS

                                      A Non-Diversified Portfolio of Federated
                                      Municipal Trust, an Open-End Management
                                      Investment Company

                                      Prospectus dated December 31, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779

      CUSIP 314229857
      1030105A-IS (12/95)
(LOGO)




                          OHIO MUNICIPAL CASH TRUST
                  (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                                CASH II SHARES
                             INSTITUTIONAL SHARES
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus(es) of Ohio Municipal Cash Trust (the "Fund"), a portfolio of Federated Municipal Trust (the "Trust") dated December 31, 1995. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-235-4669.


   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779

                        Statement dated December 31, 1995







           FEDERATED SECURITIES CORP.

           Distributor
           A subsidiary of Federated
           Investors



INVESTMENT POLICIES              2

 Acceptable Investments          2
 Participation Interests         2
 Municipal Leases                2
 Ratings                         3
 When-Issued and Delayed Delivery
  Transactions                   4
 Repurchase Agreements           4
 Reverse Repurchase Agreements   5
 Credit Enhancement              5
OHIO INVESTMENT RISKS            6

INVESTMENT LIMITATIONS           7

 Regulatory Compliance          11
FEDERATED MUNICIPAL TRUST
MANAGEMENT                      11

 Share Ownership                10
 Trustees Compensation          21
 Trustee Liability              23
INVESTMENT ADVISORY SERVICES    23

 Investment Adviser             23
 Advisory Fees                  23
BROKERAGE TRANSACTIONS          24

OTHER SERVICES                  26

 Fund Administration            26



 Custodian and Portfolio
  Recordkeeper                  26
 Transfer Agent                 13
Independent Public Accountants  13
DISTRIBUTION PLAN AND SHAREHOLDER
SERVICES AGREEMENT              27

DETERMINING NET ASSET VALUE     28

REDEMPTION IN KIND              29

MASSACHUSETTS PARTNERSHIP LAW   29

THE FUND'S TAX STATUS           30

PERFORMANCE INFORMATION         15

 Yield                          31
 Effective Yield                31
 Tax-Equivalent Yield           31
 Tax-Equivalency Table          32
 Total Return                   33
 Performance Comparisons        34
ABOUT FEDERATED INVESTORS       35

 Mutual Fund Market             36
 Institutional Clients          36
 Trust Organizations            36
 Broker/Dealers and Bank
  Broker/Dealer Subsidiaries    36
APPENDIX                        19





INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security, the issuer of any demand feature applicable to the security, or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or FIN-1+, FIN-1, or FIN-2 by Fitch Investors Service, Inc. ("Fitch") are all



considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. HOWEVER, CREDIT-ENHANCED SECURITIES WILL NOT BE TREATED AS HAVING BEEN ISSUED BY THE CREDIT ENHANCER FOR DIVERSIFICATION PURPOSES, UNLESS THE FUND HAS INVESTED MORE THAN 10% OF ITS ASSETS IN SECURITIES ISSUED, GUARANTEED OR



OTHERWISE CREDIT ENHANCED BY THE CREDIT ENHANCER, IN WHICH CASE THE SECURITIES WILL BE TREATED AS HAVING BEEN ISSUED BY BOTH THE ISSUER AND THE CREDIT ENHANCER.
 OHIO INVESTMENT RISKS

The Fund invests in obligations of Ohio (the "State") issuers which result in the Fund's performance being subject to risks associated with the overall conditions present within the State. The following information is a brief summary of the prevailing economic conditions and general summary of the State's financial condition. This information is based on official statements relating to securities that are believed to be reliable but should not be considered as a complete description of all relevant information.
The Ohio economy is largely composed of manufacturing which is concentrated in the automobile sector and other durable goods. The exposure to these industries particularly the auto sector leaves the State vulnerable to an economic slowdown associated with business cycles. The State has diversified its economy somewhat over the past decade with services and trade composing roughly 50% of the economy. Unemployment in Ohio over the past two years has been below the national average, but population growth as in many great lakes states has been stagnant.
The State fully depleted the budget stabilization fund that exceeded $300 million, to achieve balanced budgets as a result of the most recent recession. The State acted promptly in addressing the fall in revenue with an expansion of the sales tax and cuts in appropriations. As a result of prudent financial management, State restored $21 million to the budget stabilization fund in fiscal 1993. Strong performance in fiscal 1994 and 1995 resulted in reserve levels that are well above the levels of 1990. Ohio's budge stabilization fund is now above $800 million.



The overall condition of the State is further demonstrated by its debt ratings. Ohio, rated Aaa by Moody's Investors Service, Inc. in the 1970's, was downgraded to Aa in 1979 and has maintained this rating since the downgrade. Standard & Poor's Ratings Group first rated the State in 1984 at AA; that has remained unchanged.
The Fund's concentration in securities issued by the State and its political subdivisions provides a greater level of risk than a fund whose assets are diversified across numerous states and municipal issuers. The ability of the State or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the State; and the underlying fiscal condition of the State, its counties, and its municipalities.
INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for the clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.
The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.
LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may acquire publicly or nonpublicly issued Ohio municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, limitations, and its Declaration of Trust.
INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.



UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers (including companies responsible for paying principal and interest on industrial development bonds) which have records of less than three years of continuous operations, including the operation of any predecessor.
INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES
The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.



REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in its prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


FEDERATED MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of



the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland



One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.





James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly,



Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Glen R. Johnson *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.



Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.




Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.





Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.



J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


Richard B. Fisher



Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.





David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Vice President, Federated Administrative Services; Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary



Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
     @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress



Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.


SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.
As of December 4, 1995, the following shareholder(s) of record owned 5% or more of the outstanding Institutional Shares of the Ohio Municipal Cash Trust:
Key Trust Co., Cleveland, OH, 8.17%; MAHCO, Youngstown, OH, 5.15%; PANABCO, Newark, OH, 7.85%; Parcol & Co., Akron, OH, 34.39%; and SNBSO & Co., Springfield, OH, 6.10%.
As of December 4, 1995, the following shareholder(s) of record owned 5% or more of the outstanding Cash II Shares of the Ohio Municipal Cash Trust: First



National Bank of Ohio, Akron, OH, 5,89%; and Gradison & Company Inc., Cincinnati, OH, 80.64%.


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*#          FROM FUND COMPLEX +


John F. Donahue     $0             $0 for the Trust  and
Chairman and Trustee                    68 other investment companies in the
Fund Complex
Thomas G. Bigley    $2,458         $20,688 for the Trust  and
Trustee                            49 other investment companies in the Fund
Complex
John T. Conroy, Jr. $3,520         $117,202 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex
William J. Copeland $3,520         $117,202 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex
Glen R. Johnson     $0             $0 for the Trust  and
President and Trustee                   14 other investment companies in the
Fund Complex
James E. Dowd       $3,520         $117,202 for the Trust  and



Trustee                            64 other investment companies in the Fund
Complex
Lawrence D. Ellis, M.D.            $3,166    $106,460 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex
Edward L. Flaherty, Jr.            $3,520    $117,202 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex
Peter E. Madden     $2,757         $90,563 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex
Gregor F. Meyer     $3,166         $106,460 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex
John E. Murray, Jr.,               $1,762    $0 for the Trust  and
Trustee                            64  other investment companies in the Fund
Complex
Wesley W. Posvar    $3,166         $106,460 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex
Marjorie P. Smuts   $3,166         $106,460 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex


*Information is furnished for the fiscal year ended October 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of fifteen portfolios.



+The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended October 31, 1995, 1994, and 1993, the adviser earned $957,142, $818,724, and
$813,048, respectively, of which $95,512, $133,035, and $392,961, respectively, were waived.



  STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended October 31, 1995, 1994, 1993, the Fund paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.



OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Fund's Administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators".) For the fiscal year ended October 31, 1995, Federated Administrative Services earned $181,139. For the fiscal year ended ended October 31, 1994, the Administrators collectively earned $209,077. For the fiscal year ended ended October 31, 1993, Federated Administrative Services, Inc., earned $325,056.
Dr. Henry J. Gailliot, an officer of Federated Management, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. TRANSFER AGENT
As transfer agent, Federated Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
INDEPENDENT PUBLIC ACCOUNTANTS



 The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT

With respect to Cash II Shares, the Fund has adopted a Distribution Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. Additionally, the Fund has adopted a Shareholder Service Agreement with respect to both Cash II Shares and Institutional Shares.
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.



Other benefits, which may be realized under either arrangement, may include:
(1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; and (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal period ending October 31, 1995, payments in the amount of $493,611 were made pursuant to the Distribution Plan on behalf of Cash II Shares, of which $411,342 was waived. In addition, for this period, the Fund's Cash II Shares and Institutional Shares paid shareholder services fees in the amount of $411,342 and $186,871, respectively, of which $0 and $186,871, respectively, were waivedi.
DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment



Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value. REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.


PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
For the seven-day period ended October 31, 1995, the yields for Cash II Shares and Institutional Shares were 3.29% and 3.59%, respectively.
EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
For the seven-day period ended October 31, 1995, the effective yields for Cash II Shares and Institutional Shares were 3.34% and 3.65%, respectively. TAX-EQUIVALENT YIELD
The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% tax rate (the maximum effective federal rate for individuals) and assuming that income is 100% exempt.



For the seven-day period ended October 31, 1995, the tax-equivalent yields for Cash II Shares and Institutional Shares were 6.22% and 6.79%, respectively.


TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.



                         TAXABLE YIELD EQUIVALENT FOR 1995

                                State of Ohio

    FEDERAL TAX BRACKET:
              15.00%  28.00%     31.00%      36.00%     39.60%

    COMBINED FEDERAL AND STATE TAX BRACKET:
              19.457% 33.201%   37.900%     43.500%    47.100%


    SINGLE       $1- $23,351-   $56,551-   $117,951-     OVER
    RETURN    23,350  56,550    117,950     256,500    256,500



Tax-Exempt
Yield                    Taxable Yield Equivalent


     1.50%     1.86%    2.25%     2.42%      2.65%       2.84%
     2.00%     2.48%    2.99%     3.22%      3.54%       3.78%
     2.50%     3.10%    3.74%     4.03%      4.42%       4.73%
     3.00%     3.72%    4.49%     4.83%      5.31%       5.67%
     3.50%     4.35%    5.24%     5.64%      6.19%       6.62%
     4.00%     4.97%    5.99%     6.44%      7.08%       7.56%
     4.50%     5.59%    6.74%     7.25%      7.96%       8.51%
     5.00%     6.21%    7.49%     8.05%      8.85%       9.45%
     5.50%     6.83%    8.23%     8.86%      9.73%      10.40%
     6.00%     7.45%    8.98%     9.66%     10.62%      11.34%

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
    *Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
For for the one-year period ended October 31, 1995, and for the period from April 22, 1991 (date of initial public investment) through October 31, 1995, the average annual total returns for Cash II Shares were 3.30% and 2.79%, respectively, and average annual total returns for Institutional Shares were 3.61% and 3.09%, respectively.
PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   O LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.



ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated Investors managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.



MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.

*Source:  Investment Company Institute

TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.


APPENDIX


STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1      Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2      Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.) COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1       This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.



A-2  Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA  Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay
interest and repay principal is    extremely strong.
AA   Debt rate "AA" has a very strong capacity to pay interest and repay principal and differs from the highest  rated issues only in small degree.
A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODY'S INVESTORS SERVICE, INC.
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG1      This designation denotes best quality. There is present strong
protection by established cash flows, superior         liquidity support or
demonstrated broad based access to the market for refinancing.
MIG2      This designation denotes high quality. Margins of protection are
ample although not so large as in the             preceding group.


VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity.
In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
COMMERCIAL PAPER (CP) RATINGS
P-1            Issuers rated PRIME-1 (or related supporting institutions) have
  a superior capacity for repayment of short-          term promissory
  obligations. PRIME-1 repayment capacity will normally be evidenced by the
  following              characteristics: leading market positions in well
  established industries, high rates of return on funds
   employed, conservative capitalization structure with moderate reliance on
  debt and ample asset             protection, broad margins in earning
  coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity
P-2            Issuers rated PRIME-2 (or related supporting institutions) have
  a strong capacity for repayment of short-            term promissory
  obligations. This will normally be evidenced by many of the characteristics
  cited             above, but to a lesser degree. Earnings trends and
  coverage ratios, while sound, will be more subject             to variation.
  Capitalization characteristics, while still appropriate, may be more
  affected by external        conditions. Ample alternate liquidity is
  maintained.
LONG-TERM DEBT RATINGS



AAA       Bonds which are rated AAA are judged to be of the best quality. They
carry the smallest degree of investment      risk and are generally referred
to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes is can be visualized
are most unlikely to impair the fundamentally strong position of      such
issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of
protective elements      may be of greater amplitude or there may be other
elements present which make the long-term risks appear      somewhat larger
than in AAA securities.
A  Bonds which are rated A possess many favorable investment attributes and
are to be considered as upper      medium grade obligations. Factors giving
security to principal and interest are considered adequate but   elements may
be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.
NR(1)     The underlying issuer/obligor/guarantor has other outstanding debt
rated "AAA" by S&P or "Aaa" by               Moody's.
NR(2)     The underlying issuer/obligor/guarantor has other outstanding debt
rated "AA" by S&P or "Aa" by            Moody's.



NR(3)     The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.

























     Cusip 314229840
     Cusip 314229857






VIRGINIA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SERVICE SHARES
PROSPECTUS

The Institutional Service Shares of Virginia Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Virginia municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Virginia, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                         1
--------------------------------------------------
FINANCIAL HIGHLIGHTS--INSTITUTIONAL
  SERVICE SHARES                                 2
--------------------------------------------------
GENERAL INFORMATION                              3
--------------------------------------------------
INVESTMENT INFORMATION                           3
--------------------------------------------------
  Investment Objective                           3
  Investment Policies                            3
  Virginia Municipal Securities                  6
  Investment Risks                               6
  Non-Diversification                            7
  Investment Limitations                         7
FUND INFORMATION                                 7
--------------------------------------------------
  Management of the Fund                         7
  Distribution of Institutional Service
    Shares                                       8
  Administration of the Fund                     9

NET ASSET VALUE                                  9
--------------------------------------------------
HOW TO PURCHASE SHARES                          10
--------------------------------------------------
  Special Purchase Features                     10

HOW TO REDEEM SHARES                            11
--------------------------------------------------
  Special Redemption Features                   12

ACCOUNT AND SHARE INFORMATION                   12
--------------------------------------------------
TAX INFORMATION                                 13
--------------------------------------------------
  Federal Income Tax                            13
  State and Local Taxes                         14

OTHER CLASSES OF SHARES                         14
--------------------------------------------------
PERFORMANCE INFORMATION                         14
--------------------------------------------------
FINANCIAL HIGHLIGHTS--INSTITUTIONAL
  SHARES                                        15
--------------------------------------------------
FINANCIAL STATEMENTS                            16
--------------------------------------------------
REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                   28
--------------------------------------------------
ADDRESSES                                       29
--------------------------------------------------


                                       I

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                        INSTITUTIONAL SERVICE SHARES
                                      SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)....................       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).........       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
  proceeds, as applicable).......................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)...............................       None
Exchange Fee.....................................................................................       None


                                         ANNUAL OPERATING EXPENSES
                                  (As a percentage of average net assets)
Management Fee (after waiver) (1)................................................................      0.23%
12b-1 Fee........................................................................................       None
Total Other Expenses.............................................................................      0.36%
  Shareholder Services Fee (after waiver) (2).........................................      0.10%
        Total Operating Expenses (3).............................................................      0.59%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.91% absent the voluntary waivers of a portion of the management fee and a portion of the shareholder services fee.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                             1 YEAR     3 YEARS    5 YEARS   10 YEARS
-----------------------------------------------------------------  ---------  ---------  ---------  ---------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of
each time period.................................................     $6         $19        $33        $74


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                       1

VIRGINIA MUNICIPAL CASH TRUST

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 28.

                                                       YEAR ENDED OCTOBER 31,
                                                  --------------------------------
                                                    1995        1994      1993(a)
------------------------------------------------  ---------   ---------   --------
NET ASSET VALUE, BEGINNING OF PERIOD                $ 1.00      $ 1.00     $ 1.00
------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------
  Net investment income                               0.03        0.02      0.003
------------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------------
  Distributions from net investment income           (0.03)      (0.02)    (0.003)
------------------------------------------------  ---------   ---------   --------
NET ASSET VALUE, END OF PERIOD                      $ 1.00      $ 1.00     $ 1.00
------------------------------------------------  ---------   ---------   --------
                                                  ---------   ---------   --------
TOTAL RETURN (b)                                      3.46%       2.44%      0.34%
------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------
  Expenses                                            0.59%       0.40%      0.19%*
------------------------------------------------
  Net investment income                               3.38%       2.42%      2.67%*
------------------------------------------------
  Expense waiver/reimbursement (c)                    0.32%       0.37%      1.04%*
------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------
  Net assets, end of period (000 omitted)          $127,083    $100,084    $45,648
------------------------------------------------


*   Computed on an annualized basis.

(a) Reflects operations for the period from September 16, 1993 (date of initial public investment) to October 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                                       2

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to the Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions acting in an agency capacity as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in short-term Virginia municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Virginia taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 within a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares aew currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of Virginia municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia or at least 80% of its net assets will be invested in obligations, the interest income from which is exempt from federal regular and Virginia state income tax (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Virginia and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political

                                       3

subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia ("Virginia Municipal Securities"). Examples of Virginia Municipal Securities include, but are not limited to:

    - tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

    - bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

    - municipal commercial paper and other short-term notes;

    - variable rate demand notes;

    - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

    - participation, trust and partnership interests in any of the foregoing obligations.

    VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

    PARTICIPATION INTERESTS. The Fund may purchase interests in Virginia Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Virginia Municipal Securities.

    MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. These obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.
                                       4

    CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.

    The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic

                                       5

bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Virginia Municipal Securities is subject to the federal alternative minimum tax.

VIRGINIA MUNICIPAL SECURITIES

Virginia Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Virginia Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Virginia Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Virginia Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Virginia Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Virginia Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Virginia Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Virginia Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Virginia Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints

                                       6

upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

NON-DIVERSIFICATION

The Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

    ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other

                                       7

    expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

    ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989 is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of the Institutional Service Shares, computed at an annual rate, to provide personal services for shareholders and to provide the maintenance of shareholder accounts (shareholder services). From time to time, and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive

                                       8

fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. With respect to Institutional Service Shares, in addition to payments made pursuant to the Shareholder
Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

            MAXIMUM FEE              AVERAGE AGGREGATE DAILY NET ASSETS
        --------------------        ------------------------------------
             .15 of 1%               on the first $250 million
             .125 of 1%              on the next $250 million
             .10 of 1%               on the next $250 million
             .075 of 1%              on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of Institutional Service Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                                       9

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $25,000 within a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 1:00 p.m. (Eastern time). The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Services Company, c/o of State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Virginia Municipal Cash Trust, Institutional Service Shares; Fund Number (This number can be found on the account statement or by contacting the Fund.); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY  CHECK.  Shares  may be  purchased by sending  a check  to:
Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Virginia Municipal Cash Trust -- Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

                                       10

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, P.O. Box 8600, Boston, MA
02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event

                                       11

more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. The check writing service allows shareholders to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.
SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $25,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS.   Dividends  are  declared  daily and  paid  monthly.  Dividends  are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES  AND  CONFIRMATIONS.   As transfer  agent  for the  Fund, Federated
Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account

                                       12

balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each shareholder has one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

As of December 4, 1995, HAMAC & Co., Richmond, VA, owned 31.48% of the voting securities of the Fund's Institutional Shares, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

                                       13

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Virginia. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

VIRGINIA TAXES. Under existing Virginia laws, distributions made by the Fund will not be subject to Virginia income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest from obligations issued by or on behalf of the Commonwealth of Virginia or any political subdivision thereof; or (ii) interest from obligations issued by a territory or possession of the United States or any political subdivision thereof which federal law exempts from state income taxes. Conversely, to the extent that distributions made by the Fund are attributable to other types of obligations, such distributions will be subject to Virginia income taxes.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Institutional Shares that are sold primarily to financial institutions acting in a fiduciary capacity. Institutional Shares are sold at net asset value and are subject to a Shareholder Services Agreement. Investments in Institutional Shares are subject to a minimum initial investment of $25,000 within a 90-day period.

Institutional Service Shares and Institutional Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Service Shares and Institutional Shares may affect the performance of each class.

To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-235-4669.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return, yield, effective yield, and tax-equivalent yield for shares. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the shares' tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

                                       14

VIRGINIA MUNICIPAL CASH TRUST

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 28.

                                                      YEAR ENDED OCTOBER 31,
                                                  -------------------------------
                                                    1995       1994      1993(a)
------------------------------------------------  --------   --------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 1.00     $ 1.00     $  1.00
------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------
  Net investment income                              0.04       0.03       0.003
------------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------------
  Distributions from net investment income          (0.04)     (0.03)     (0.003)
------------------------------------------------  --------   --------   ---------
NET ASSET VALUE, END OF PERIOD                     $ 1.00     $ 1.00     $  1.00
------------------------------------------------  --------   --------   ---------
                                                  --------   --------   ---------
TOTAL RETURN (b)                                     3.56%      2.57%       0.35%
------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------
  Expenses                                           0.49%      0.33%       0.09%*
------------------------------------------------
  Net investment income                              3.50%      2.56%       2.68%*
------------------------------------------------
  Expense waiver/reimbursement (c)                   0.42%      0.37%       1.04%*
------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------
  Net assets, end of period (000 omitted)          $22,642    $20,360    $ 7,210
------------------------------------------------


*   Computed on an annualized basis.

(a) Reflects operations for the period from September 16, 1993 (date of initial public investment) to October 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                                       15

VIRGINIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL                                                                     CREDIT
  AMOUNT                                                                       RATING*       VALUE
-----------    ------------------------------------------------------------    -------    ------------
SHORT-TERM MUNICIPALS--99.3%
---------------------------------------------------------------------------
               VIRGINIA--95.9%
               ------------------------------------------------------------
$ 1,000,000    Alexandria, VA IDA Weekly VRDNs (American Red Cross)/ (Sanwa
               Bank Ltd., Osaka LOC)                                            A-1+      $  1,000,000
               ------------------------------------------------------------
  6,500,000    Alexandria, VA Redevelopment and Housing Authority Weekly
               VRDNs (Crystal City Apartments)/(Safeco Insurance Co. of
               America INS)/(Sumitomo Bank Ltd., Osaka LIQ)                      A-1         6,500,000
               ------------------------------------------------------------
  2,200,000    Amelia County, VA IDA, (Series 1991) Weekly VRDNs (Chambers
               Waste System)/(Nationsbank, N.A. (Carolinas) LOC)                VMIG1        2,200,000
               ------------------------------------------------------------
  2,600,000    Arlington County, VA Weekly VRDNs (Ballston Public
               Parking)/(Citibank NA, New York LOC)                              A-1         2,600,000
               ------------------------------------------------------------
  3,200,000    Botetourt County, VA IDA, IDRB (Series 1995) Weekly VRDNs
               (Emkay Holdings, L.L.C. Project)/(State Street Bank and
               Trust Co. LOC)                                                   VMIG1        3,200,000
               ------------------------------------------------------------
    500,000    Campbell County, VA IDA, Solid Waste Disposal Facilities
               Revenue ACES Weekly VRDNs (Georgia-Pacific Corp.)/
               (Industrial Bank of Japan Ltd., Tokyo LOC)                        A-1           500,000
               ------------------------------------------------------------
  4,625,000    Carroll County, VA IDA, Adjustable Rate IDRB (Series 1995)
               Weekly VRDNs (Kentucky Derby Hosiery Co., Inc. Project)/
               (Liberty National Bank & Trust Co. LOC)                          A-1+         4,625,000
               ------------------------------------------------------------
  1,900,000    Chesapeake, VA IDA, (Series 1986) Weekly VRDNs (Volvo Auto
               Receivables 1992-B)/(Union Bank of Switzerland, Zurich LOC)       P-1         1,900,000
               ------------------------------------------------------------
  6,000,000    Chesapeake, VA IDA, IDRB (Series 1988) Weekly VRDNs
               (Sumitomo Machinery Corp. of America Corp.)/(Sumitomo Bank
               Ltd., Osaka LOC)                                                 VMIG1        6,000,000
               ------------------------------------------------------------
  3,000,000    Commonwealth of Virginia, (Series 1995), 3.85% CP, Mandatory
               Tender 1/16/1996                                                 A-1+         3,000,000
               ------------------------------------------------------------


                                       16

VIRGINIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                     CREDIT
  AMOUNT                                                                       RATING*       VALUE
-----------    ------------------------------------------------------------    -------    ------------
SHORT-TERM MUNICIPALS--CONTINUED
---------------------------------------------------------------------------
               VIRGINIA--CONTINUED
               ------------------------------------------------------------
$ 1,886,500    Dinwiddie County, VA IDA, IDRB (Series 1989) Weekly VRDNs
               (Tindall Concrete VA, Inc.)/(First Union National Bank,
               Charlotte, NC LOC)                                                P-1      $  1,886,500
               ------------------------------------------------------------
  3,515,000    Dinwiddie County, VA IDA, IDRB (Series 1991) Weekly VRDNs
               (Maclin-Zimmer-Mcgill Tobacco Co., Inc.)/(Wachovia Bank of
               NC, NA, Winston-Salem LOC)                                        P-1         3,515,000
               ------------------------------------------------------------
  1,050,000    Fairfax County, VA EDA Weekly VRDNs (William Byrd
               Press)/(Nationsbank of Virginia, N.A. LOC)                       VMIG1        1,050,000
               ------------------------------------------------------------
  1,000,000    Fairfax County, VA Housing Authority Weekly VRDNs (Chase
               Commons Associates)/(Bankers Trust Co., New York LOC)             P-1         1,000,000
               ------------------------------------------------------------
  1,900,000    Fairfax County, VA IDA Weekly VRDNs (Fairfax Hospital
               System)/(Dai-Ichi Kangyo Bank Ltd., Tokyo LOC)                    A-1         1,900,000
               ------------------------------------------------------------
  3,000,000    Fairfax County, VA IDA, (Series 1993B), 3.80% CP (Inova
               Health System), Mandatory Tender 1/23/1996                        A-1         3,000,000
               ------------------------------------------------------------
  4,000,000    Fairfax County, VA IDA, (Series 1993B), 3.80% CP (Inova
               Health System), Mandatory Tender 11/21/1995                       A-1         4,000,000
               ------------------------------------------------------------
  1,250,000    Fairfax County, VA, UT GO Refunding Bonds (Series B), 6.60%
               Bonds, 11/1/1996 (@101)                                           Aaa         1,296,216
               ------------------------------------------------------------
  6,100,000    Falls Church, VA IDA, (Series 1985), 4.10% TOBs (Kaiser
               Permanente Medical Care Program), Optional Tender 11/1/1995      A-1+         6,100,000
               ------------------------------------------------------------
    600,000    Fauquier County, VA IDA, Various Rate Demand Refunding
               Revenue Bonds Weekly VRDNs (Warrenton Development Co.)/
               (Nationsbank of Maryland, N.A. LOC)                               P-1           600,000
               ------------------------------------------------------------
  7,113,000    Fluvanna County, VA IDA, (Series 1986) Weekly VRDNs
               (Thomasville Furniture Industries)/(Union Bank of
               Switzerland, Zurich LOC)                                          P-1         7,113,000
               ------------------------------------------------------------
  4,500,000    Front Royal & Warren County, VA IDA, IDRB (Series 1995)
               Weekly VRDNs (Pen-Tab Industries, Inc. Project)/(Bank of
               America Illinois LOC)                                             P-1         4,500,000
               ------------------------------------------------------------


                                       17

VIRGINIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                     CREDIT
  AMOUNT                                                                       RATING*       VALUE
-----------    ------------------------------------------------------------    -------    ------------
SHORT-TERM MUNICIPALS--CONTINUED
---------------------------------------------------------------------------
               VIRGINIA--CONTINUED
               ------------------------------------------------------------
$ 1,070,000    Grayson County, VA IDA, (Series 1987) Weekly VRDNs
               (Robertshaw Controls Company Project)/(Nationsbank of
               Virginia, N.A. LOC)                                               P-1      $  1,070,000
               ------------------------------------------------------------
  4,000,000    Halifax, VA IDA, MMMs, PCR, 3.90% CP (Virginia Electric
               Power Co.), Mandatory Tender 12/8/1995                            A-1         4,000,000
               ------------------------------------------------------------
  7,500,000    Halifax, VA IDA, MMMs, PCR, 4.00% CP (Virginia Electric
               Power Co.), Mandatory Tender 1/12/1996                            A-1         7,500,000
               ------------------------------------------------------------
  2,582,000    Harrisonburg, VA Redevelopment & Housing Authority, (1989
               Series) Weekly VRDNs (Potomac Hills Apartments
               Project)/(Nationsbank of Virginia, N.A. LOC)                      P-1         2,582,000
               ------------------------------------------------------------
  3,745,000    Henrico County, VA IDA, IDRB (Series 1994) Weekly VRDNs
               (Gravure Packaging Project)/(First Union National Bank,
               Charlotte, NC LOC)                                                P-1         3,745,000
               ------------------------------------------------------------
  2,495,000    Norfolk, VA, 7.10% Bonds (United States Treasury PRF),
               6/1/1996 (@102)                                                   Aaa         2,591,131
               ------------------------------------------------------------
  4,015,000    Prince William County, VA, (Series C), 3.60% BONDs, 8/1/1996      AA          4,015,513
               ------------------------------------------------------------
    400,000    Prince William County, VA, Lease Participation Certificates
               (Series 1995), 4.00% Bonds (MBIA Insurance Corporation INS),
               12/1/1995                                                         Aaa           400,089
               ------------------------------------------------------------
  1,500,000    Pulaski County, VA IDA, (Series 1995) Weekly VRDNs (Balogh
               Real Estate Ltd. Partnership Mar-Bal, Inc. Project)/ (Bank
               One, Cleveland, N.A. LOC)                                         P-1         1,500,000
               ------------------------------------------------------------
  1,010,000    Richmond, VA IDA, Industrial Development Revenue Refunding
               Bonds (Series 1987-B), 4.10% TOBs (Crow-Klein-Macfarlane
               Project)/(First Union National Bank of Virginia LOC),
               Optional Tender 11/15/1995                                        P-1         1,010,000
               ------------------------------------------------------------
  6,000,000    Richmond, VA Redevelopment & Housing Authority, (Series
               1989) Weekly VRDNs (Belmont Apartment)/ (Nationsbank, N.A.
               (Carolinas) LOC)                                                  P-1         6,000,000
               ------------------------------------------------------------


                                       18

VIRGINIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                     CREDIT
  AMOUNT                                                                       RATING*       VALUE
-----------    ------------------------------------------------------------    -------    ------------
SHORT-TERM MUNICIPALS--CONTINUED
---------------------------------------------------------------------------
               VIRGINIA--CONTINUED
               ------------------------------------------------------------
$ 1,500,000    Richmond, VA Redevelopment & Housing Authority, (Series B-3)
               Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Westdeutsche
               Landesbank Girozentrale LOC)                                     VMIG1     $  1,500,000
               ------------------------------------------------------------
  3,160,000    Richmond, VA Redevelopment & Housing Authority, (Series B-5)
               Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Westdeutsche
               Landesbank Girozentrale LOC)                                     VMIG1        3,160,000
               ------------------------------------------------------------
  2,900,000    South Hill, VA IDA, IDRB (Series 1987) Weekly VRDNs (South
               Hill Veneers, Inc. Project)/(Bank One, Columbus, N.A. LOC)        P-1         2,900,000
               ------------------------------------------------------------
  2,495,000    Tazewell County, VA IDA, (Series 1993) Weekly VRDNs (Seville
               Properties Bluefield)/(Huntington National Bank, Columbus,
               OH LOC)                                                           P-1         2,495,000
               ------------------------------------------------------------
  9,000,000    Virginia Education Loan Authority, (Series 1995-A), 4.00%
               TOBs (Westdeutsche Landesbank Girozentrale LOC), Mandatory
               Tender 5/1/1996                                                  VMIG1        9,000,000
               ------------------------------------------------------------
  2,000,000    Virginia Education Loan Authority, (Series E), 5.00% Bonds,
               9/1/1996                                                          Aaa         2,018,863
               ------------------------------------------------------------
  2,400,000    Virginia Peninsula Port Authority Daily VRDNs (Kinyo
               Virginia, Inc.)/(Industrial Bank of Japan Ltd., Tokyo LOC)        A-1         2,400,000
               ------------------------------------------------------------
  2,200,000    Virginia Peninsula Port Authority, Coal Terminal Revenue
               Refunding Bonds (Series 1987A), 3.75% CP (Dominion Terminal
               Associates)/(National Westminster Bank, PLC, London LOC),
               Mandatory Tender 1/10/1996                                        P-1         2,200,000
               ------------------------------------------------------------
  4,000,000    Virginia Peninsula Port Authority, Facility Revenue
               Refunding Bonds (Series 1992), 3.75% CP (CSX Corp.)/(Bank of
               Nova Scotia, Toronto LOC), Mandatory Tender 12/15/1995            AA-         4,000,000
               ------------------------------------------------------------
  1,500,000    Virginia Peninsula Port Authority, Facility Revenue
               Refunding Bonds (Series 1992), 3.80% CP (CSX Corp.)/(Bank of
               Nova Scotia, Toronto LOC), Mandatory Tender 1/12/1996             AA-         1,500,000
               ------------------------------------------------------------
  5,044,000    Virginia Peninsula Port Authority, IDRB (Series 1986) Weekly
               VRDNs (Eeco Project)/(Nationsbank of Virginia, N.A. LOC)          P-1         5,044,000
               ------------------------------------------------------------


                                       19

VIRGINIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                     CREDIT
  AMOUNT                                                                       RATING*       VALUE
-----------    ------------------------------------------------------------    -------    ------------
SHORT-TERM MUNICIPALS--CONTINUED
---------------------------------------------------------------------------
               VIRGINIA--CONTINUED
               ------------------------------------------------------------
$ 1,500,000    Virginia State Housing Development Authority, (Series 1987A)
               Weekly VRDNs (AHC Service Center)/ (Mitsubishi Bank Ltd.,
               Tokyo LOC)                                                        P-1      $  1,500,000
               ------------------------------------------------------------
  1,000,000    Virginia State Transportation Board, 6.70% Bonds (United
               States Treasury COL), 3/1/1996                                    Aaa         1,009,747
               ------------------------------------------------------------
  1,507,000    Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial
               Williamsburg Foundation Museum)/(Sanwa Bank Ltd., Osaka LOC)      P-1         1,507,000
               ------------------------------------------------------------
  1,575,000    Winchester, VA IDA, (Series 1995) Weekly VRDNs (Midwesco
               Filter Resources, Inc. Project)/(Harris Trust & Savings
               Bank, Chicago LOC)                                                AA-         1,575,000
               ------------------------------------------------------------               ------------
                   Total                                                                   143,709,059
               ------------------------------------------------------------               ------------
               PUERTO RICO--1.7%
               ------------------------------------------------------------
    500,000    Puerto Rico Government Development Bank Weekly VRDNs (Credit
               Suisse, Zurich LOC)                                              A-1+           500,000
               ------------------------------------------------------------
  2,000,000    Puerto Rico Government Development Bank, 3.80% CP, Mandatory
               Tender 12/8/1995                                                 A-1+         2,000,000
               ------------------------------------------------------------               ------------
                   Total                                                                     2,500,000
               ------------------------------------------------------------               ------------
               VIRGIN ISLANDS--1.7%
               ------------------------------------------------------------
  2,500,000    Virgin Islands HFA, Single Family Mortgage Revenue Refunding
               Bonds (1995 Series B), 4.375% TOBs (FGIC INS), Optional
               Tender 2/1/1996                                                  A-1+         2,500,000
               ------------------------------------------------------------               ------------
                 TOTAL INVESTMENTS (AT AMORTIZED COST)(a)                                 $148,709,059
               ------------------------------------------------------------               ------------
                                                                                          ------------


Securities that are subject to Alternative Minimum Tax represent 52.2% of the portfolio as calculated based upon total portfolio market value.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) Also represents cost for federal tax purposes.

Note: The categories of  investments are  shown as  a percentage  of net  assets
      ($149,724,411) at October 31, 1995.

                                       20

VIRGINIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

ACES   --Adjustable Convertible Extendable Securities
COL    --Collateralized
CP     --Commercial Paper
EDA    --Economic Development Authority
FGIC   --Financial Guaranty Insurance Company
GO     --General Obligation
HFA    --Housing Finance Authority
IDA    --Industrial Development Authority
IDRB   --Industrial Development Revenue Bond
INS    --Insured
LIQ    --Liquidity Agreement
LOC    --Letter of Credit
MBIA   --Municipal Bond Investors Assurance
MMMs   --Money Market Municipals
PCR    --Pollution Control Revenue
PLC    --Public Limited Company
PRF    --Prerefunded
TOBs   --Tender Option Bonds
UT     --Unlimited Tax
VRDNs  --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                                       21

VIRGINIA MUNICIPAL CASH TRUST

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------------------------
Total investments in securities, at amortized cost and value        $148,709,059
------------------------------------------------------------------
Cash                                                                     246,460
------------------------------------------------------------------
Income receivable                                                        899,894
------------------------------------------------------------------
Receivable for shares sold                                                 2,000
------------------------------------------------------------------
Deferred expenses                                                         26,331
------------------------------------------------------------------  ------------
    Total assets                                                     149,883,744
------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------
Income distribution payable                               $133,993
--------------------------------------------------------
Accrued expenses                                            25,340
--------------------------------------------------------  --------
    Total liabilities                                                    159,333
------------------------------------------------------------------  ------------
NET ASSETS for 149,724,411 shares outstanding                       $149,724,411
------------------------------------------------------------------  ------------
                                                                    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------
INSTITUTIONAL SHARES:
------------------------------------------------------------------
$22,641,829  DIVIDED BY 22,641,829 shares outstanding               $       1.00
------------------------------------------------------------------  ------------
                                                                    ------------
INSTITUTIONAL SERVICE SHARES:
------------------------------------------------------------------
$127,082,582  DIVIDED BY 127,082,582 shares outstanding             $       1.00
------------------------------------------------------------------  ------------
                                                                    ------------


(See Notes which are an integral part of the Financial Statements)

                                       22

VIRGINIA MUNICIPAL CASH TRUST

STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------
Interest                                                              $5,122,922
--------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------
Investment advisory fee                                   $  514,947
--------------------------------------------------------
Administrative personnel and services fee                    155,000
--------------------------------------------------------
Custodian fees                                                42,137
--------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses      32,992
--------------------------------------------------------
Directors'/Trustees' fees                                      1,476
--------------------------------------------------------
Auditing fees                                                 14,657
--------------------------------------------------------
Legal fees                                                     1,787
--------------------------------------------------------
Portfolio accounting fees                                     28,545
--------------------------------------------------------
Shareholder services fee--Institutional Shares                59,585
--------------------------------------------------------
Shareholder services fee--Institutional Service Shares       262,256
--------------------------------------------------------
Share registration costs                                      44,278
--------------------------------------------------------
Printing and postage                                          10,499
--------------------------------------------------------
Insurance premiums                                             5,455
--------------------------------------------------------
Miscellaneous                                                  5,757
--------------------------------------------------------  ----------
    Total expenses                                         1,179,371
--------------------------------------------------------
Waivers--
---------------------------------------------
  Waiver of investment advisory fee            $(224,073)
---------------------------------------------
  Waiver of shareholder services
    fee--Institutional Shares                    (59,585)
---------------------------------------------
  Waiver of shareholder services
    fee--Institutional Service Shares           (157,354)
---------------------------------------------  ---------
    Total waivers                                           (441,012)
--------------------------------------------------------  ----------
      Net expenses                                                       738,359
--------------------------------------------------------------------  ----------
        Net investment income                                         $4,384,563
--------------------------------------------------------------------  ----------
                                                                      ----------


(See Notes which are an integral part of the Financial Statements)

                                       23

VIRGINIA MUNICIPAL CASH TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    YEAR ENDED OCTOBER 31,
                                              -----------------------------------
                                                    1995               1994
                                              ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------
OPERATIONS--
--------------------------------------------
Net investment income                          $    4,384,563    $     2,874,102
--------------------------------------------  ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------
Distributions from net investment income
--------------------------------------------
  Institutional Shares                               (834,541)          (394,677)
--------------------------------------------
  Institutional Service Shares                     (3,550,022)        (2,479,425)
--------------------------------------------  ----------------   ----------------
    Change in net assets resulting from
    distributions to shareholders                  (4,384,563)        (2,874,102)
--------------------------------------------  ----------------   ----------------
SHARE TRANSACTIONS--
--------------------------------------------
Proceeds from sale of shares                    1,020,240,888      1,227,739,774
--------------------------------------------
Net asset value of shares issued to
shareholders in payment of distributions
declared                                            2,822,568          2,081,737
--------------------------------------------
Cost of shares redeemed                          (993,783,278)    (1,162,235,549)
--------------------------------------------  ----------------   ----------------
    Change in net assets resulting from
    share transactions                             29,280,178         67,585,962
--------------------------------------------  ----------------   ----------------
      Change in net assets                         29,280,178         67,585,962
--------------------------------------------
NET ASSETS:
--------------------------------------------
Beginning of period                               120,444,233         52,858,271
--------------------------------------------  ----------------   ----------------
End of period                                  $  149,724,411    $   120,444,233
--------------------------------------------  ----------------   ----------------
                                              ----------------   ----------------


(See Notes which are an integral part of the Financial Statements)

                                       24

VIRGINIA MUNICIPAL CASH TRUST

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of fifteen non-diversified portfolios. The financial statements included herein are only those of Virginia Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

    FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

    CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1995, 75.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured

                                       25

VIRGINIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------
    by or supported (backed) by a letter of credit for any one institution or agency does not exceed 9.2% of total investments.

    DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

    OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1995, capital paid-in aggregated $149,724,411. Transactions in shares were as follows:

                                             YEAR ENDED OCTOBER 31,
                                          ----------------------------
INSTITUTIONAL SHARES                          1995           1994
----------------------------------------  ------------  --------------
Shares sold                                 87,290,291      66,227,881
----------------------------------------
Shares issued to shareholders in payment
of distributions declared                       15,666          28,365
----------------------------------------
Shares redeemed                            (85,024,334)    (53,106,542)
----------------------------------------  ------------  --------------
  Net change resulting from
  Institutional Share transactions           2,281,623      13,149,704
----------------------------------------  ------------  --------------
                                          ------------  --------------


                                             YEAR ENDED OCTOBER 31,
                                          ----------------------------
INSTITUTIONAL SERVICE SHARES                  1995           1994
----------------------------------------  ------------  --------------
Shares sold                                932,950,597   1,161,511,893
----------------------------------------
Shares issued to shareholders in payment
of distributions declared                    2,806,902       2,053,372
----------------------------------------
Shares redeemed                           (908,758,944) (1,109,129,007)
----------------------------------------  ------------  --------------
  Net change resulting from
  Institutional Service Share
  transactions                              26,998,555      54,436,258
----------------------------------------  ------------  --------------
                                          ------------  --------------
    Net change resulting from Fund share
    transactions                            29,280,178      67,585,962
----------------------------------------  ------------  --------------
                                          ------------  --------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

                                       26

VIRGINIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

    ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

    SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of each class of shares for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion. For the fiscal year ended October 31, 1995, Institutional Shares fully waived its shareholder services fee.
    TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

    PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

    ORGANIZATIONAL EXPENSES--Organizational expenses of $33,493 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following effective date. For the period ended October 31, 1995, the Fund paid $6,699 pursuant to this agreement.

    INTERFUND TRANSACTIONS--During the year ended October 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/or common officers. These transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $133,100,000 and $139,755,000, respectively.

    GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                                       27

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(Virginia Municipal Cash Trust):
We have audited the accompanying statement of assets and liabilities of Virginia Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended and the financial highlights (see pages 2 and 15 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Virginia Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                          ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania,
December 15, 1995

                                       28

ADDRESSES
--------------------------------------------------------------------------------

Virginia Municipal Cash Trust
              Institutional Service Shares            Federated Investors Tower
                                                      Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Distributor
              Federated Securities Corp.              Federated Investors Tower
                                                      Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Investment Adviser
              Federated Management                    Federated Investors Tower
                                                      Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Custodian
              State Street Bank and Trust Company     P.O. Box 8600
                                                      Boston, MA 02266-8600
--------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
              Federated Services Company              P.O. Box 8600
                                                      Boston, MA 02266-8600
--------------------------------------------------------------------------------

Independent Public Accountants
              Arthur Andersen LLP                     2100 One PPG Place
                                                      Pittsburgh, PA 15222
--------------------------------------------------------------------------------


                                       29


--------------------------------------------------------------------------------
                                    VIRGINIA MUNICIPAL
                                    CASH TRUST
                                    INSTITUTIONAL SERVICE SHARES

                                    PROSPECTUS
                                    A Non-Diversified Portfolio of Federated
                                    Municipal Trust, an Open-End Management
                                    Investment Company
                                    Prospectus dated December 31, 1995

[FEDERATED SECURITIES CORP. LOGO]
           Distributor
           A subsidiary of FEDERATED INVESTORS
           FEDERATED INVESTORS TOWER
           PITTSBURGH, PA 15222-3779
           CUSIP 314229824
           3080501A-SS (12/95)             [RECYCLED PAPER LOGO]
                                           RECYCLED
                                           PAPER


--------------------------------------------------------------------------------
VIRGINIA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SHARES
PROSPECTUS
The Institutional Shares of Virginia Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Virginia municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Virginia, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                         1
--------------------------------------------------
FINANCIAL HIGHLIGHTS--INSTITUTIONAL
  SHARES                                         2
--------------------------------------------------
GENERAL INFORMATION                              3
--------------------------------------------------
INVESTMENT INFORMATION                           3
--------------------------------------------------
  Investment Objective                           3
  Investment Policies                            3
  Virginia Municipal Securities                  6
  Investment Risks                               6
  Non-Diversification                            7
  Investment Limitations                         7
FUND INFORMATION                                 7
--------------------------------------------------
  Management of the Fund                         7
  Distribution of Institutional Shares           8
  Administration of the Fund                     9
NET ASSET VALUE                                  9
--------------------------------------------------
HOW TO PURCHASE SHARES                           9
--------------------------------------------------
HOW TO REDEEM SHARES                            10
--------------------------------------------------
ACCOUNT AND SHARE INFORMATION                   11
--------------------------------------------------
TAX INFORMATION                                 12
--------------------------------------------------
  Federal Income Tax                            12
  State and Local Taxes                         13

OTHER CLASSES OF SHARES                         13
--------------------------------------------------
PERFORMANCE INFORMATION                         13
--------------------------------------------------
FINANCIAL HIGHLIGHTS--INSTITUTIONAL
  SERVICE SHARES                                15
--------------------------------------------------
FINANCIAL STATEMENTS                            16
--------------------------------------------------
REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                   28
--------------------------------------------------
ADDRESSES                                       29
--------------------------------------------------


                                       I

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                            INSTITUTIONAL SHARES
                                      SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)....................       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).........       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
  proceeds, as applicable).......................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)...............................       None
Exchange Fee.....................................................................................       None


                                         ANNUAL OPERATING EXPENSES
                                  (As a percentage of average net assets)
Management Fee (after waiver) (1)................................................................      0.23%
12b-1 Fee........................................................................................       None
Total Other Expenses.............................................................................      0.26%
  Shareholder Services Fee (after waiver) (2).........................................      0.00%
        Total Operating Expenses (3).............................................................      0.49%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.91% absent the voluntary waivers of a portion of the management fee and the shareholder services fee.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                             1 YEAR     3 YEARS    5 YEARS   10 YEARS
-----------------------------------------------------------------  ---------  ---------  ---------  ---------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of
each time period.................................................     $5         $16        $27        $62


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

VIRGINIA MUNICIPAL CASH TRUST

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 28.

                                                                     YEAR ENDED OCTOBER 31,
                                                             ---------------------------------------
                                                                 1995          1994        1993(a)
-----------------------------------------------------------  ------------  ------------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD                          $    1.00     $    1.00    $    1.00
-----------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------
  Net investment income                                            0.04          0.03        0.003
-----------------------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------------------
  Distributions from net investment income                        (0.04)        (0.03)      (0.003)
-----------------------------------------------------------      ------        ------    -----------
NET ASSET VALUE, END OF PERIOD                                $    1.00     $    1.00    $    1.00
-----------------------------------------------------------      ------        ------    -----------
                                                                 ------        ------    -----------
TOTAL RETURN (b)                                                   3.56%         2.57%        0.35%
-----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------
  Expenses                                                         0.49%         0.33%        0.09%*
-----------------------------------------------------------
  Net investment income                                            3.50%         2.56%        2.68%*
-----------------------------------------------------------
  Expense waiver/reimbursement (c)                                 0.42%         0.37%        1.04%*
-----------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------
  Net assets, end of period (000 omitted)                         $22,642     $20,360    $   7,210
-----------------------------------------------------------


*   Computed on an annualized basis.

(a) Reflects operations for the period from September 16, 1993 (date of initial public investment) to October 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to the Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for financial institutions acting in a fiduciary capacity as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in short-term Virginia municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Virginia taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 within a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of Virginia municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and Virginia state income tax or at least 80% of its net assets will be invested in obligations, the interest income from which is exempt from federal regular and Virginia state income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Virginia and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia ("Virginia Municipal Securities"). Examples of Virginia Municipal Securities include, but are not limited to:

    - tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

    - bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

    - municipal commercial paper and other short-term notes;

    - variable rate demand notes;

    - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

    - participation, trust and partnership interests in any of the foregoing obligations.

    VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

    PARTICIPATION INTERESTS. The Fund may purchase interests in Virginia Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Virginia Municipal Securities.

    MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.

The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of

$100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Virginia Municipal Securities is subject to the federal alternative minimum tax.

VIRGINIA MUNICIPAL SECURITIES

Virginia Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Virginia Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Virginia Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Virginia Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Virginia Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Virginia Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Virginia Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Virginia Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Virginia Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes.

There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

NON-DIVERSIFICATION

The Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

    ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

    ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of
    Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

    Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor may pay financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide certain services to shareholders. These services may include, but are not limited to, distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of shares. Any fees paid for these services by the distributor will be reimbursed by the adviser and not the Fund.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

            MAXIMUM FEE              AVERAGE AGGREGATE DAILY NET ASSETS
        --------------------        ------------------------------------
             .15 of 1%                   on the first $250 million
             .125 of 1%                   on the next $250 million
             .10 of 1%                    on the next $250 million
             .075 of 1%             on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of Institutional Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Virginia Municipal Cash Trust-Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by mailing a check made payable to Virginia Municipal Cash Trust-Institutional Shares to: Federated Services Company, P.O. Box P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.

SUBACCOUNTING SERVICES. Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, P.O. Box 8600, Boston, MA
02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered mail or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 1:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each shareholder has one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

As of December 4, 1995, HAMAC & Co., Richmond, VA, owned 7,973,156 shares 31.48% of the voting securities of the Fund's Institutional Shares, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Virginia. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

VIRGINIA TAXES. Under existing Virginia laws, distributions made by the Fund will not be subject to Virginia income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest from obligations issued by or on behalf of the Commonwealth of Virginia or any political subdivision thereof; or (ii) interest from obligations issued by a territory or possession of the United States or any political subdivision thereof which federal law exempts from state income taxes. Conversely, to the extent that distributions made by the Fund are attributable to other types of obligations, such distributions will be subject to Virginia income taxes.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold at net asset value primarily to financial institutions acting in an agency capacity and are subject to a minimum initial investment of $25,000 over a 90-day period.

All classes are subject to certain of the same expenses.

Institutional Service Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-235-4669.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return, yield, effective yield, and tax-equivalent yield for shares. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the shares' tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

VIRGINIA MUNICIPAL CASH TRUST

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 28.

                                                       YEAR ENDED OCTOBER 31,
                                                  --------------------------------
                                                    1995        1994      1993(a)
------------------------------------------------  ---------   ---------   --------
NET ASSET VALUE, BEGINNING OF PERIOD                $ 1.00      $ 1.00     $ 1.00
------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------
  Net investment income                               0.03        0.02      0.003
------------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------------
  Distributions from net investment income           (0.03)      (0.02)    (0.003)
------------------------------------------------  ---------   ---------   --------
NET ASSET VALUE, END OF PERIOD                      $ 1.00      $ 1.00     $ 1.00
------------------------------------------------  ---------   ---------   --------
                                                  ---------   ---------   --------
TOTAL RETURN (b)                                      3.46%       2.44%      0.34%
------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------
  Expenses                                            0.59%       0.40%      0.19%*
------------------------------------------------
  Net investment income                               3.38%       2.42%      2.67%*
------------------------------------------------
  Expense waiver/reimbursement (c)                    0.32%       0.37%      1.04%*
------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------
  Net assets, end of period (000 omitted)          $127,083    $100,084    $45,648
------------------------------------------------


*   Computed on an annualized basis.

(a) Reflects operations for the period from September 16, 1993 (date of initial public investment) to October 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

VIRGINIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL                                                                     CREDIT
  AMOUNT                                                                       RATING*       VALUE
-----------    ------------------------------------------------------------    -------    ------------
SHORT-TERM MUNICIPALS--99.3%
---------------------------------------------------------------------------
               VIRGINIA--95.9%
               ------------------------------------------------------------
$ 1,000,000    Alexandria, VA IDA Weekly VRDNs (American Red Cross)/ (Sanwa
               Bank Ltd., Osaka LOC)                                            A-1+      $  1,000,000
               ------------------------------------------------------------
  6,500,000    Alexandria, VA Redevelopment and Housing Authority Weekly
               VRDNs (Crystal City Apartments)/(Safeco Insurance Co. of
               America INS)/(Sumitomo Bank Ltd., Osaka LIQ)                      A-1         6,500,000
               ------------------------------------------------------------
  2,200,000    Amelia County, VA IDA, (Series 1991) Weekly VRDNs (Chambers
               Waste System)/(Nationsbank, N.A. (Carolinas) LOC)                VMIG1        2,200,000
               ------------------------------------------------------------
  2,600,000    Arlington County, VA Weekly VRDNs (Ballston Public
               Parking)/(Citibank NA, New York LOC)                              A-1         2,600,000
               ------------------------------------------------------------
  3,200,000    Botetourt County, VA IDA, IDRB (Series 1995) Weekly VRDNs
               (Emkay Holdings, L.L.C. Project)/(State Street Bank and
               Trust Co. LOC)                                                   VMIG1        3,200,000
               ------------------------------------------------------------
    500,000    Campbell County, VA IDA, Solid Waste Disposal Facilities
               Revenue ACES Weekly VRDNs (Georgia-Pacific Corp.)/
               (Industrial Bank of Japan Ltd., Tokyo LOC)                        A-1           500,000
               ------------------------------------------------------------
  4,625,000    Carroll County, VA IDA, Adjustable Rate IDRB (Series 1995)
               Weekly VRDNs (Kentucky Derby Hosiery Co., Inc. Project)/
               (Liberty National Bank & Trust Co. LOC)                          A-1+         4,625,000
               ------------------------------------------------------------
  1,900,000    Chesapeake, VA IDA, (Series 1986) Weekly VRDNs (Volvo Auto
               Receivables 1992-B)/(Union Bank of Switzerland, Zurich LOC)       P-1         1,900,000
               ------------------------------------------------------------
  6,000,000    Chesapeake, VA IDA, IDRB (Series 1988) Weekly VRDNs
               (Sumitomo Machinery Corp. of America Corp.)/(Sumitomo Bank
               Ltd., Osaka LOC)                                                 VMIG1        6,000,000
               ------------------------------------------------------------
  3,000,000    Commonwealth of Virginia, (Series 1995), 3.85% CP, Mandatory
               Tender 1/16/1996                                                 A-1+         3,000,000
               ------------------------------------------------------------

VIRGINIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                     CREDIT
  AMOUNT                                                                       RATING*       VALUE
-----------    ------------------------------------------------------------    -------    ------------
SHORT-TERM MUNICIPALS--CONTINUED
---------------------------------------------------------------------------
               VIRGINIA--CONTINUED
               ------------------------------------------------------------
$ 1,886,500    Dinwiddie County, VA IDA, IDRB (Series 1989) Weekly VRDNs
               (Tindall Concrete VA, Inc.)/(First Union National Bank,
               Charlotte, NC LOC)                                                P-1      $  1,886,500
               ------------------------------------------------------------
  3,515,000    Dinwiddie County, VA IDA, IDRB (Series 1991) Weekly VRDNs
               (Maclin-Zimmer-Mcgill Tobacco Co., Inc.)/(Wachovia Bank of
               NC, NA, Winston-Salem LOC)                                        P-1         3,515,000
               ------------------------------------------------------------
  1,050,000    Fairfax County, VA EDA Weekly VRDNs (William Byrd
               Press)/(Nationsbank of Virginia, N.A. LOC)                       VMIG1        1,050,000
               ------------------------------------------------------------
  1,000,000    Fairfax County, VA Housing Authority Weekly VRDNs (Chase
               Commons Associates)/(Bankers Trust Co., New York LOC)             P-1         1,000,000
               ------------------------------------------------------------
  1,900,000    Fairfax County, VA IDA Weekly VRDNs (Fairfax Hospital
               System)/(Dai-Ichi Kangyo Bank Ltd., Tokyo LOC)                    A-1         1,900,000
               ------------------------------------------------------------
  3,000,000    Fairfax County, VA IDA, (Series 1993B), 3.80% CP (Inova
               Health System), Mandatory Tender 1/23/1996                        A-1         3,000,000
               ------------------------------------------------------------
  4,000,000    Fairfax County, VA IDA, (Series 1993B), 3.80% CP (Inova
               Health System), Mandatory Tender 11/21/1995                       A-1         4,000,000
               ------------------------------------------------------------
  1,250,000    Fairfax County, VA, UT GO Refunding Bonds (Series B), 6.60%
               Bonds, 11/1/1996 (@101)                                           Aaa         1,296,216
               ------------------------------------------------------------
  6,100,000    Falls Church, VA IDA, (Series 1985), 4.10% TOBs (Kaiser
               Permanente Medical Care Program), Optional Tender 11/1/1995      A-1+         6,100,000
               ------------------------------------------------------------
    600,000    Fauquier County, VA IDA, Various Rate Demand Refunding
               Revenue Bonds Weekly VRDNs (Warrenton Development Co.)/
               (Nationsbank of Maryland, N.A. LOC)                               P-1           600,000
               ------------------------------------------------------------
  7,113,000    Fluvanna County, VA IDA, (Series 1986) Weekly VRDNs
               (Thomasville Furniture Industries)/(Union Bank of
               Switzerland, Zurich LOC)                                          P-1         7,113,000
               ------------------------------------------------------------
  4,500,000    Front Royal & Warren County, VA IDA, IDRB (Series 1995)
               Weekly VRDNs (Pen-Tab Industries, Inc. Project)/(Bank of
               America Illinois LOC)                                             P-1         4,500,000
               ------------------------------------------------------------

VIRGINIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                     CREDIT
  AMOUNT                                                                       RATING*       VALUE
-----------    ------------------------------------------------------------    -------    ------------
SHORT-TERM MUNICIPALS--CONTINUED
---------------------------------------------------------------------------
               VIRGINIA--CONTINUED
               ------------------------------------------------------------
$ 1,070,000    Grayson County, VA IDA, (Series 1987) Weekly VRDNs
               (Robertshaw Controls Company Project)/(Nationsbank of
               Virginia, N.A. LOC)                                               P-1      $  1,070,000
               ------------------------------------------------------------
  4,000,000    Halifax, VA IDA, MMMs, PCR, 3.90% CP (Virginia Electric
               Power Co.), Mandatory Tender 12/8/1995                            A-1         4,000,000
               ------------------------------------------------------------
  7,500,000    Halifax, VA IDA, MMMs, PCR, 4.00% CP (Virginia Electric
               Power Co.), Mandatory Tender 1/12/1996                            A-1         7,500,000
               ------------------------------------------------------------
  2,582,000    Harrisonburg, VA Redevelopment & Housing Authority, (1989
               Series) Weekly VRDNs (Potomac Hills Apartments
               Project)/(Nationsbank of Virginia, N.A. LOC)                      P-1         2,582,000
               ------------------------------------------------------------
  3,745,000    Henrico County, VA IDA, IDRB (Series 1994) Weekly VRDNs
               (Gravure Packaging Project)/(First Union National Bank,
               Charlotte, NC LOC)                                                P-1         3,745,000
               ------------------------------------------------------------
  2,495,000    Norfolk, VA, 7.10% Bonds (United States Treasury PRF),
               6/1/1996 (@102)                                                   Aaa         2,591,131
               ------------------------------------------------------------
  4,015,000    Prince William County, VA, (Series C), 3.60% BONDs, 8/1/1996      AA          4,015,513
               ------------------------------------------------------------
    400,000    Prince William County, VA, Lease Participation Certificates
               (Series 1995), 4.00% Bonds (MBIA Insurance Corporation INS),
               12/1/1995                                                         Aaa           400,089
               ------------------------------------------------------------
  1,500,000    Pulaski County, VA IDA, (Series 1995) Weekly VRDNs (Balogh
               Real Estate Ltd. Partnership Mar-Bal, Inc. Project)/ (Bank
               One, Cleveland, N.A. LOC)                                         P-1         1,500,000
               ------------------------------------------------------------
  1,010,000    Richmond, VA IDA, Industrial Development Revenue Refunding
               Bonds (Series 1987-B), 4.10% TOBs (Crow-Klein-Macfarlane
               Project)/(First Union National Bank of Virginia LOC),
               Optional Tender 11/15/1995                                        P-1         1,010,000
               ------------------------------------------------------------
  6,000,000    Richmond, VA Redevelopment & Housing Authority, (Series
               1989) Weekly VRDNs (Belmont Apartment)/ (Nationsbank, N.A.
               (Carolinas) LOC)                                                  P-1         6,000,000
               ------------------------------------------------------------

VIRGINIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                     CREDIT
  AMOUNT                                                                       RATING*       VALUE
-----------    ------------------------------------------------------------    -------    ------------
SHORT-TERM MUNICIPALS--CONTINUED
---------------------------------------------------------------------------
               VIRGINIA--CONTINUED
               ------------------------------------------------------------
$ 1,500,000    Richmond, VA Redevelopment & Housing Authority, (Series B-3)
               Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Westdeutsche
               Landesbank Girozentrale LOC)                                     VMIG1     $  1,500,000
               ------------------------------------------------------------
  3,160,000    Richmond, VA Redevelopment & Housing Authority, (Series B-5)
               Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Westdeutsche
               Landesbank Girozentrale LOC)                                     VMIG1        3,160,000
               ------------------------------------------------------------
  2,900,000    South Hill, VA IDA, IDRB (Series 1987) Weekly VRDNs (South
               Hill Veneers, Inc. Project)/(Bank One, Columbus, N.A. LOC)        P-1         2,900,000
               ------------------------------------------------------------
  2,495,000    Tazewell County, VA IDA, (Series 1993) Weekly VRDNs (Seville
               Properties Bluefield)/(Huntington National Bank, Columbus,
               OH LOC)                                                           P-1         2,495,000
               ------------------------------------------------------------
  9,000,000    Virginia Education Loan Authority, (Series 1995-A), 4.00%
               TOBs (Westdeutsche Landesbank Girozentrale LOC), Mandatory
               Tender 5/1/1996                                                  VMIG1        9,000,000
               ------------------------------------------------------------
  2,000,000    Virginia Education Loan Authority, (Series E), 5.00% Bonds,
               9/1/1996                                                          Aaa         2,018,863
               ------------------------------------------------------------
  2,400,000    Virginia Peninsula Port Authority Daily VRDNs (Kinyo
               Virginia, Inc.)/(Industrial Bank of Japan Ltd., Tokyo LOC)        A-1         2,400,000
               ------------------------------------------------------------
  2,200,000    Virginia Peninsula Port Authority, Coal Terminal Revenue
               Refunding Bonds (Series 1987A), 3.75% CP (Dominion Terminal
               Associates)/(National Westminster Bank, PLC, London LOC),
               Mandatory Tender 1/10/1996                                        P-1         2,200,000
               ------------------------------------------------------------
  4,000,000    Virginia Peninsula Port Authority, Facility Revenue
               Refunding Bonds (Series 1992), 3.75% CP (CSX Corp.)/(Bank of
               Nova Scotia, Toronto LOC), Mandatory Tender 12/15/1995            AA-         4,000,000
               ------------------------------------------------------------
  1,500,000    Virginia Peninsula Port Authority, Facility Revenue
               Refunding Bonds (Series 1992), 3.80% CP (CSX Corp.)/(Bank of
               Nova Scotia, Toronto LOC), Mandatory Tender 1/12/1996             AA-         1,500,000
               ------------------------------------------------------------
  5,044,000    Virginia Peninsula Port Authority, IDRB (Series 1986) Weekly
               VRDNs (Eeco Project)/(Nationsbank of Virginia, N.A. LOC)          P-1         5,044,000
               ------------------------------------------------------------

VIRGINIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                     CREDIT
  AMOUNT                                                                       RATING*       VALUE
-----------    ------------------------------------------------------------    -------    ------------
SHORT-TERM MUNICIPALS--CONTINUED
---------------------------------------------------------------------------
               VIRGINIA--CONTINUED
               ------------------------------------------------------------
$ 1,500,000    Virginia State Housing Development Authority, (Series 1987A)
               Weekly VRDNs (AHC Service Center)/ (Mitsubishi Bank Ltd.,
               Tokyo LOC)                                                        P-1      $  1,500,000
               ------------------------------------------------------------
  1,000,000    Virginia State Transportation Board, 6.70% Bonds (United
               States Treasury COL), 3/1/1996                                    Aaa         1,009,747
               ------------------------------------------------------------
  1,507,000    Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial
               Williamsburg Foundation Museum)/(Sanwa Bank Ltd., Osaka LOC)      P-1         1,507,000
               ------------------------------------------------------------
  1,575,000    Winchester, VA IDA, (Series 1995) Weekly VRDNs (Midwesco
               Filter Resources, Inc. Project)/(Harris Trust & Savings
               Bank, Chicago LOC)                                                AA-         1,575,000
               ------------------------------------------------------------               ------------
                   Total                                                                   143,709,059
               ------------------------------------------------------------               ------------
               PUERTO RICO--1.7%
               ------------------------------------------------------------
    500,000    Puerto Rico Government Development Bank Weekly VRDNs (Credit
               Suisse, Zurich LOC)                                              A-1+           500,000
               ------------------------------------------------------------
  2,000,000    Puerto Rico Government Development Bank, 3.80% CP, Mandatory
               Tender 12/8/1995                                                 A-1+         2,000,000
               ------------------------------------------------------------               ------------
                   Total                                                                     2,500,000
               ------------------------------------------------------------               ------------
               VIRGIN ISLANDS--1.7%
               ------------------------------------------------------------
  2,500,000    Virgin Islands HFA, Single Family Mortgage Revenue Refunding
               Bonds (1995 Series B), 4.375% TOBs (FGIC INS), Optional
               Tender 2/1/1996                                                  A-1+         2,500,000
               ------------------------------------------------------------               ------------
                 TOTAL INVESTMENTS (AT AMORTIZED COST)(a)                                 $148,709,059
               ------------------------------------------------------------               ------------
                                                                                          ------------


Securities that are subject to Alternative Minimum Tax represent 52.2% of the portfolio as calculated based upon total portfolio market value.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) Also represents cost for federal tax purposes.

Note: The categories of  investments are  shown as  a percentage  of net  assets
      ($149,724,411) at October 31, 1995.

VIRGINIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

ACES   --Adjustable Convertible Extendable Securities
COL    --Collateralized
CP     --Commercial Paper
EDA    --Economic Development Authority
FGIC   --Financial Guaranty Insurance Company
GO     --General Obligation
HFA    --Housing Finance Authority
IDA    --Industrial Development Authority
IDRB   --Industrial Development Revenue Bond
INS    --Insured
LIQ    --Liquidity Agreement
LOC    --Letter of Credit
MBIA   --Municipal Bond Investors Assurance
MMMs   --Money Market Municipals
PCR    --Pollution Control Revenue
PLC    --Public Limited Company
PRF    --Prerefunded
TOBs   --Tender Option Bonds
UT     --Unlimited Tax
VRDNs  --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

VIRGINIA MUNICIPAL CASH TRUST

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------------------------
Total investments in securities, at amortized cost and value        $148,709,059
------------------------------------------------------------------
Cash                                                                     246,460
------------------------------------------------------------------
Income receivable                                                        899,894
------------------------------------------------------------------
Receivable for shares sold                                                 2,000
------------------------------------------------------------------
Deferred expenses                                                         26,331
------------------------------------------------------------------  ------------
    Total assets                                                     149,883,744
------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------
Income distribution payable                               $133,993
--------------------------------------------------------
Accrued expenses                                            25,340
--------------------------------------------------------  --------
    Total liabilities                                                    159,333
------------------------------------------------------------------  ------------
NET ASSETS for 149,724,411 shares outstanding                       $149,724,411
------------------------------------------------------------------  ------------
                                                                    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------
INSTITUTIONAL SHARES:
------------------------------------------------------------------
$22,641,829  DIVIDED BY 22,641,829 shares outstanding               $       1.00
------------------------------------------------------------------  ------------
                                                                    ------------
INSTITUTIONAL SERVICE SHARES:
------------------------------------------------------------------
$127,082,582  DIVIDED BY 127,082,582 shares outstanding             $       1.00
------------------------------------------------------------------  ------------
                                                                    ------------


(See Notes which are an integral part of the Financial Statements)

VIRGINIA MUNICIPAL CASH TRUST

STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------
Interest                                                              $5,122,922
--------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------
Investment advisory fee                                   $  514,947
--------------------------------------------------------
Administrative personnel and services fee                    155,000
--------------------------------------------------------
Custodian fees                                                42,137
--------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses      32,992
--------------------------------------------------------
Directors'/Trustees' fees                                      1,476
--------------------------------------------------------
Auditing fees                                                 14,657
--------------------------------------------------------
Legal fees                                                     1,787
--------------------------------------------------------
Portfolio accounting fees                                     28,545
--------------------------------------------------------
Shareholder services fee--Institutional Shares                59,585
--------------------------------------------------------
Shareholder services fee--Institutional Service Shares       262,256
--------------------------------------------------------
Share registration costs                                      44,278
--------------------------------------------------------
Printing and postage                                          10,499
--------------------------------------------------------
Insurance premiums                                             5,455
--------------------------------------------------------
Miscellaneous                                                  5,757
--------------------------------------------------------  ----------
    Total expenses                                         1,179,371
--------------------------------------------------------
Waivers--
---------------------------------------------
  Waiver of investment advisory fee            $(224,073)
---------------------------------------------
  Waiver of shareholder services
    fee--Institutional Shares                    (59,585)
---------------------------------------------
  Waiver of shareholder services
    fee--Institutional Service Shares           (157,354)
---------------------------------------------  ---------
    Total waivers                                           (441,012)
--------------------------------------------------------  ----------
      Net expenses                                                       738,359
--------------------------------------------------------------------  ----------
        Net investment income                                         $4,384,563
--------------------------------------------------------------------  ----------
                                                                      ----------


(See Notes which are an integral part of the Financial Statements)

VIRGINIA MUNICIPAL CASH TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    YEAR ENDED OCTOBER 31,
                                              -----------------------------------
                                                    1995               1994
                                              ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------
OPERATIONS--
--------------------------------------------
Net investment income                          $    4,384,563    $     2,874,102
--------------------------------------------  ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------
Distributions from net investment income
--------------------------------------------
  Institutional Shares                               (834,541)          (394,677)
--------------------------------------------
  Institutional Service Shares                     (3,550,022)        (2,479,425)
--------------------------------------------  ----------------   ----------------
    Change in net assets resulting from
    distributions to shareholders                  (4,384,563)        (2,874,102)
--------------------------------------------  ----------------   ----------------
SHARE TRANSACTIONS--
--------------------------------------------
Proceeds from sale of shares                    1,020,240,888      1,227,739,774
--------------------------------------------
Net asset value of shares issued to
shareholders in payment of distributions
declared                                            2,822,568          2,081,737
--------------------------------------------
Cost of shares redeemed                          (993,783,278)    (1,162,235,549)
--------------------------------------------  ----------------   ----------------
    Change in net assets resulting from
    share transactions                             29,280,178         67,585,962
--------------------------------------------  ----------------   ----------------
      Change in net assets                         29,280,178         67,585,962
--------------------------------------------
NET ASSETS:
--------------------------------------------
Beginning of period                               120,444,233         52,858,271
--------------------------------------------  ----------------   ----------------
End of period                                  $  149,724,411    $   120,444,233
--------------------------------------------  ----------------   ----------------
                                              ----------------   ----------------


(See Notes which are an integral part of the Financial Statements)

VIRGINIA MUNICIPAL CASH TRUST

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of fifteen non-diversified portfolios. The financial statements included herein are only those of Virginia Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

    FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

    CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1995, 75.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured

VIRGINIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------
    by or supported (backed) by a letter of credit for any one institution or agency does not exceed 9.2% of total investments.

    DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

    OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1995, capital paid-in aggregated $149,724,411. Transactions in shares were as follows:

                                             YEAR ENDED OCTOBER 31,
                                          ----------------------------
INSTITUTIONAL SHARES                          1995           1994
----------------------------------------  ------------  --------------
Shares sold                                 87,290,291      66,227,881
----------------------------------------
Shares issued to shareholders in payment
of distributions declared                       15,666          28,365
----------------------------------------
Shares redeemed                            (85,024,334)    (53,106,542)
----------------------------------------  ------------  --------------
  Net change resulting from
  Institutional Share transactions           2,281,623      13,149,704
----------------------------------------  ------------  --------------
                                          ------------  --------------


                                             YEAR ENDED OCTOBER 31,
                                          ----------------------------
INSTITUTIONAL SERVICE SHARES                  1995           1994
----------------------------------------  ------------  --------------
Shares sold                                932,950,597   1,161,511,893
----------------------------------------
Shares issued to shareholders in payment
of distributions declared                    2,806,902       2,053,372
----------------------------------------
Shares redeemed                           (908,758,944) (1,109,129,007)
----------------------------------------  ------------  --------------
  Net change resulting from
  Institutional Service Share
  transactions                              26,998,555      54,436,258
----------------------------------------  ------------  --------------
                                          ------------  --------------
    Net change resulting from Fund share
    transactions                            29,280,178      67,585,962
----------------------------------------  ------------  --------------
                                          ------------  --------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

VIRGINIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

    ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

    SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of each class of shares for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion. For the fiscal year ended October 31, 1995, Institutional Shares fully waived its shareholder services fee.
    TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

    PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

    ORGANIZATIONAL EXPENSES--Organizational expenses of $33,493 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following effective date. For the period ended October 31, 1995, the Fund paid $6,699 pursuant to this agreement.

    INTERFUND TRANSACTIONS--During the year ended October 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/or common officers. These transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $133,100,000 and $139,755,000, respectively.

    GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(Virginia Municipal Cash Trust):
We have audited the accompanying statement of assets and liabilities of Virginia Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended and the financial highlights (see pages 2 and 15 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Virginia Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                          ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania,
December 15, 1995

ADDRESSES
--------------------------------------------------------------------------------

Virginia Municipal Cash Trust
              Institutional Shares                    Federated Investors Tower
                                                      Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Distributor
              Federated Securities Corp.              Federated Investors Tower
                                                      Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Investment Adviser
              Federated Management                    Federated Investors Tower
                                                      Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Custodian
              State Street Bank and Trust Company     P.O. Box 8600
                                                      Boston, MA 02266-8600
--------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
              Federated Services Company              P.O. Box 8600
                                                      Boston, MA 02266-8600
--------------------------------------------------------------------------------

Independent Public Accountants
              Arthur Andersen LLP                     2100 One PPG Place
                                                      Pittsburgh, PA 15222
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        VIRGINIA MUNICIPAL
                                        CASH TRUST
                                        INSTITUTIONAL SHARES

                                        PROSPECTUS
                                        A Non-Diversified Portfolio of
                                        Federated Municipal Trust,
                                        an Open-End Management
                                        Investment Company
                                        Prospectus dated December 31, 1995


[FEDERATED SECURITIES CORP. LOGO]
           Distributor
           A subsidiary of FEDERATED INVESTORS
           FEDERATED INVESTORS TOWER
           PITTSBURGH, PA 15222-3779
           Cusip 314229816
           3080501A-IS (12/95)             [RECYCLED PAPER LOGO]
                                           RECYCLED
                                           PAPER


                        VIRGINIA MUNICIPAL CASH TRUST
                 (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                            INSTITUTIONAL SHARES
                        INSTITUTIONAL SERVICE SHARES
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectuses of Virginia Municipal Cash Trust (the "Fund"), a portfolio of Federated Municipal Trust ( the "Trust") dated December 31, 1995. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-235-4669.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779

                                                                       Statem
                          ent dated December 31, 1995.
Federated Securities Corp.
DISTRIBUTOR
A SUBSIDIARY OF Federated Investors
INVESTMENT POLICIES              1

 Acceptable Investments          1
 Participation Interests         1
 Municipal Leases                1
 Ratings                         1
 When-Issued And Delayed Delivery
  Transactions                   1
 Repurchase Agreements           2
 Reverse Repurchase Agreements   2
 Credit Enhancement              2
VIRGINIA INVESTMENT RISKS        2

INVESTMENT LIMITATIONS           3

FEDERATED MUNICIPAL TRUST MANAGEMENT
                                 5

 The Funds                       9
 Share Ownership                 9
 Trustees Compensation          10
 Trustee Liability              10
INVESTMENT ADVISORY SERVICES    11

 Investment Adviser             11
 Advisory Fees                  11
BROKERAGE TRANSACTIONS          11

OTHER SERVICES                  12

 Fund Administration            12
 Custodian and Portfolio
  Recordkeeper                  12
 Transfer Agent                 12



 Independent Public Accountants 12
SHAREHOLDER SERVICES AGREEMENT  12

DETERMINING NET ASSET VALUE     12

REDEMPTION IN KIND              13

MASSACHUSETTS PARTNERSHIP LAW   13

THE FUND'S TAX STATUS           13

PERFORMANCE INFORMATION         13

 Yield                          13
 Effective Yield                13
 Tax-Equivalent Yield           14
 Tax-Equivalency Table          14
 Total Return                   14
 Performance Comparisons        15
ABOUT FEDERATED INVESTORS       15

 Mutual Fund Market             15
 Institutional Clients          15
 Trust Organizations            16
 Broker/Dealers and Bank
  Broker/Dealer Subsidiaries    16
APPENDIX                        17



INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security, the issuer of any demand feature applicable to the security, or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing participation interests having a seven day demand feature, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Board of Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or



FIN-1+, FIN-1, or FIN-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, brokers/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the



Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
VIRGINIA INVESTMENT RISKS

The Commonwealth of Virginia's credit strength is derived from a diversified economy, above median wealth levels, relatively low unemployment rates, conservative financial management, and a low debt burden. The Commonwealth benefits from its proximity to the nations capital and its employment base remains substantially tied to government and defense-related industries (25% of the Commonwealth's earnings are derived from government vs. a 16% average for the U.S.). Although defense cutbacks and base closings have left Virginia relatively unscathed in recent years, the potential for future closings and cutbacks remains alive; consequently, Virginia's legislators have been budgeting conservative growth in the future and have implemented spending restraints. Additionally, the Commonwealth has recently implemented policies that substantially lengthen prison sentences, and these changes will necessitate building a large number of correctional facilities in the next few years. Consequently, the need for financial discipline remains. To counter the contracting defense/government related declines, the Commonwealth is actively seeking economic diversification, focusing particularly on high technology, trade, and tourism. These efforts have met with recent success:
Motorola and an IBM/Toshiba joint venture have committed to build large factories in Virginia which together are expected to create over 6,000 new jobs.
Virginia remains a conservative debt issuer and maintains debt levels that are low in relation to its substantial resources. The Commonwealth actively manages its debt position and continually demonstrates its ability and willingness to adjust financial planning and budgeting to preserve financial balance. In 1991, the Commonwealth established a Debt Capacity Advisory Committee which annually estimates the amount of tax-supported debt that the Commonwealth can prudently authorize, issue, and support. The Commonwealth and the Committee have decided that the ratio of debt service to revenues should be maintained below 5%. Such conservative policies have had the effect of turning a modest deficit in 1992 to a modest surplus in both 1993 and 1994. Similar results are expected in fiscal year 1995.
The Fund's concentration in securities issued by the Commonwealth and its political subdivisions provide a greater level of risk than a fund which is diversified across a number of states and municipal entities. The ability of the Commonwealth or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the Commonwealth; and the underlying fiscal condition of the Commonwealth, its counties, and its municipalities. INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed.
The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge.
LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may acquire publicly or nonpublicly issued Virginia municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, limitations and its Declaration of Trust.
INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.



CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under federal securities law.
INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers (including companies responsible for paying principal and interest on industrial development bonds) which have records of less than three years of continuous operations, including the operation of any predecessor.



INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.



REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its ability to participate in volume transactions will be to the benefit of the Fund.


FEDERATED MUNICIPAL TRUST MANAGEMENT

OFFICERS AND TRUSTEES ARE LISTED WITH THEIR ADDRESSES, BIRTHDATES, PRESENT POSITIONS WITH FEDERATED MUNICIPAL TRUST, AND PRINCIPAL OCCUPATIONS.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.;



Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.



William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.





James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee



Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Glen R. Johnson *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.




Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.



Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932



Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.






J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated



Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


 Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Vice President, Federated Administrative Services; Treasurer of some of the Funds.



John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
THE FUNDS
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust;



Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Trustees own less than 1% of the Trust`s outstanding shares.
As of December 4, 1995, the following shareholder(s) of record owned 5% or more of the outstanding Institutional Shares of the Fund: Firstblue & Company, Bluefield, West Virginia, owned approximately 1,795,852 shares



(7.09%); VATCO, Richland, Virginia, owned approximately 3,960,284 shares (15.64%); Nabaf & Company, Fredericksburg, Virginia, owned approximately 2,036,578 shares (8.04%); Planta & Co., Staunton, Virginia, owned approximately 1,538,550 shares (6.07%); Hamac & Co., Richmond, Virginia, owned approximately 7,973,155 shares (31.48%); Comfort & Co., Hampton, Virginia, owned approximately 3,915,657 shares (15.46%); and Chesnat, Kilmarnock, Virginia, owned approximately 1,363,036 shares(5.89%).


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
CORPORATION      CORPORATION*#      FROM FUND COMPLEX +


John F. Donahue, $0        $0 for the Fund and
Chairman and Director         68 other investment companies in the Fund
Complex
Thomas G. Bigley,$2,458    $20,688 for the Fund and
Director                   49 other investment companies in the Fund Complex
John T. Conroy,  $3,520    $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
William J. Copeland,       $3,520  $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
James E. Dowd,   $3,520    $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex



Lawrence D. Ellis, M.D.,   $3,266  $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex
Edward L. Flaherty, Jr.,   $3,520  $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
Peter E. Madden, $2,757    $90,563 for the Fund and
Director                   64 other investment companies in the Fund Complex
Gregor F. Meyer, $3,166    $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex
John E. Murray, Jr.,       $1,762  $0 for the Fund and
Director                   64 other investment companies in the Fund Complex
Wesley W. Posvar,$3,166    $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex
Marjorie P. Smuts,         $3,166  $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex


*Information is furnished for the fiscal year ended October 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of 15 portfolios.
+The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.





INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus.
For the fiscal years ended October 31, 1995 and 1994, the adviser earned
$514,947 and $470,783, respectively, of which          $224,073 and $435,418,
respectively, was voluntarily waived.
  STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets,



     2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal years ended October 31, 1995 and 1994, the Fund paid no brokerage commissions. Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Fund's Administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the



"Administrators".) For the fiscal year ended October 31, 1995, the Administrators collectively earned $155,000. For the fiscal year ended October 31, 1994, Federated Administrative Services, Inc. earned $145,109. Dr. Henry J. Gailliot, an officer of Federated Management, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. TRANSFER AGENT
As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, and number of accounts and transactions made by shareholders.
INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balance; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Plan, the Trustees expect that the Fund will benefit by:
(1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal period ended October 31, 1995, the Fund paid shareholder service fees in the amount of $59,585 and $262,256, respectively, on behalf of Institutional Shares and Institutional Service Shares, respectively, of which $59,585 and $157,354, respectively, was voluntarily waived.
DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.



The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value. REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.



MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested;



changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The Fund calculates its yield based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
For the seven-day period ended October 31, 1995, the yields for Institutional Shares and Institutional Service Shares were 3.52% and 3.42%, respectively. EFFECTIVE YIELD
The Fund calculates its effective yield by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
For the seven-day period ended October 31, 1995, the effective yields for Institutional Shares and Institutional Service Shares were 3.58% and 3.48%, respectively.
TAX-EQUIVALENT YIELD
The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% tax rate (the maximum effective federal rate for individuals) and assuming that income is 100% exempt.
For the seven-day period ended October 31, 1995 , the tax-equivalent yields for Institutional Shares and Institutional Service Shares were 6.44% and 6.26%, respectively.
TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.
                        TAXABLE YIELD EQUIVALENT FOR 1995
                              STATE OF VIRGINIA


                 COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
              20.75%   33.75%    36.75%     41.75%      45.35%


    JOINT       $1-  $39,001-   $94,251-   $143,601-     OVER
    RETURN    39,000  94,250    143,600     256,000    $256,500

    SINGLE      $1-  $23,351-   $56,551-   $117,951-     OVER
    RETURN    23,350  56,550    117,950     256,500    $256,500


    TAX-EXEMPT
    YIELD                TAXABLE YIELD EQUIVALENT



     3.50%     4.42%    5.28%     5.53%      6.01%       6.40%
     4.00%     5.05%    6.04%     6.32%      6.87%       7.32%
     4.50%     5.68%    6.79%     7.11%      7.73%       8.23%
     5.00%     6.31%    7.55%     7.91%      8.58%       9.15%
     5.50%     6.94%    8.30%     8.70%      9.44%      10.06%
     6.00%     7.57%    9.06%     9.49%     10.30%      10.98%
     6.50%     8.20%    9.81%    10.28%     11.16%      11.89%
     7.00%     8.83%   10.57%    11.07%     12.02%      12.81%
     7.50%     9.46%   11.32%    11.86%     12.88%      13.72%
     8.00%    10.09%   12.08%    12.65%     13.73%      14.64%

    NOTE: THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE TAXABLE YIELD EQUIVALENT. FURTHERMORE, ADDITIONAL STATE AND LOCAL TAXES PAID ON COMPARABLE TAXABLE INVESTMENTS WERE NOT USED TO INCREASE FEDERAL DEDUCTIONS. IF YOU ITEMIZE DEDUCTIONS, YOUR TAXABLE YIELD EQUIVALENT WILL BE LOWER.
The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.
*Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
For the one-year period ended October 31, 1995, and for the period from September 16, 1993 (date of initial public investment) through October 31, 1995, the average annual total returns were 3.56% and 3.05%, respectively, for Institutional Shares, and were 3.46% and 2.93%, respectively, for Institutional Service Shares.
PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   O LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
 ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated Investors managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors's international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.*



Federated Investors Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Investors funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark
R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated Investors mutual funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms-- supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.



*Source:  Investment Company Institute





APPENDIX


STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1      Very strong or strong capacity to pay principal and interest.
   Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2      Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.) COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1       This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.



A-2       Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA  Debt rated "AAA" has the highest rating assigned by S&P.  Capacity to
pay interest and    repay principal is extremely strong.
AA   Debt rate "AA" has a very strong capacity to pay interest and repay
principal and differs    from the highest    rated issues only in small
degree.
A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODY'S INVESTORS SERVICE, INC.
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG1      This designation denotes best quality.  There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2      This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.


VARIABLE  RATE  DEMAND  NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS



Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
COMMERCIAL PAPER (CP) RATINGS
P-1            Issuers rated PRIME-1 (or related supporting institutions)
     have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity
P-2            Issuers rated PRIME-2 (or related supporting institutions)
     have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



LONG-TERM DEBT RATINGS
AAA            Bonds which are rated AAA are judged to be of the best
     quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes is can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-
     term risks appear   somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.
NR(1)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AAA" by S&P or "AAA" by Moody's.
NR(2)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "AA" by Moody's.



NR(3)     The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.

314229824
314229816






--------------------------------------------------------------------------------
ALABAMA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
PROSPECTUS

The shares of Alabama Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Alabama municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Alabama, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and the income tax imposed by the State of Alabama consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                         1
--------------------------------------------------
FINANCIAL HIGHLIGHTS                             2
--------------------------------------------------
GENERAL INFORMATION                              3
--------------------------------------------------
INVESTMENT INFORMATION                           3
--------------------------------------------------
  Investment Objective                           3
  Investment Policies                            3
  Alabama Municipal Securities                   6
  Investment Risks                               6
  Non-Diversification                            7
  Investment Limitations                         7
FUND INFORMATION                                 7
--------------------------------------------------
  Management of the Fund                         7
  Distribution of Shares                         8
  Administration of the Fund                     9
NET ASSET VALUE                                  9
--------------------------------------------------
HOW TO PURCHASE SHARES                           9
--------------------------------------------------
  Special Purchase Features                     10

HOW TO REDEEM SHARES                            10
--------------------------------------------------
  Special Redemption Features                   12

ACCOUNT AND SHARE INFORMATION                   12
--------------------------------------------------
TAX INFORMATION                                 13
--------------------------------------------------
  Federal Income Tax                            13
  State and Local Taxes                         13

PERFORMANCE INFORMATION                         14
--------------------------------------------------
FINANCIAL STATEMENTS                            15
--------------------------------------------------
REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                   29
--------------------------------------------------
ADDRESSES                                       30
--------------------------------------------------


                                       I
SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)....................       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).........       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
  proceeds, as applicable).......................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)...............................       None
Exchange Fee.....................................................................................       None


                                 ANNUAL FUND OPERATING EXPENSES
                             (As a percentage of average net assets)
Management Fee (after waiver) (1)................................................................      0.13%
12b-1 Fee........................................................................................       None
Total Other Expenses.............................................................................      0.46%
  Shareholder Services Fee (after waiver) (2).........................................      0.18%
        Total Operating Expenses (3).............................................................      0.59%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2)  The maximum shareholder services fee is 0.25%.

(3) The total operating expenses in the table above are based on expenses expected during the fiscal year ending October 31, 1996. The total operating expenses were 0.48% for the fiscal year ended October 31, 1995 and would have been 0.92% absent the voluntary waivers of a portion of the management fee and a portion of the shareholder services fee.

   The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                             1 YEAR     3 YEARS    5 YEARS   10 YEARS
-----------------------------------------------------------------  ---------  ---------  ---------  ---------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of
each time period.................................................     $6         $19        $33        $74


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                       1
ALABAMA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 29.

                                                      YEAR ENDED OCTOBER 31,
                                                    ---------------------------
                                                        1995         1994(a)
                                                    ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   1.00       $   1.00
--------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------
  Net investment income                                 0.04           0.02
--------------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------------
  Distributions from net investment income             (0.04)         (0.02)
--------------------------------------------------  ------------   ------------
NET ASSET VALUE, END OF PERIOD                      $   1.00       $   1.00
--------------------------------------------------  ------------   ------------
                                                    ------------   ------------
TOTAL RETURN (b)                                        3.66%          2.31%
--------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------
  Expenses                                              0.48%          0.36%*
--------------------------------------------------
  Net investment income                                 3.59%          2.67%*
--------------------------------------------------
  Expense waiver/reimbursement (c)                      0.44%          0.62%*
--------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------
  Net assets, end of period (000 omitted)           $209,490       $142,804
--------------------------------------------------


*   Computed on an annualized basis.

(a) Reflects operations for the period from December 3, 1993 (date of initial public investment) to October 31, 1994. For the period from November 29, 1993 (start of business) to December 3, 1993 the Fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                                       2
GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The Fund is designed for financial institutions acting in an agency or fiduciary capacity as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in short-term Alabama municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Alabama taxpayers because it invests in municipal securities of that state. A minimum initial investment of $10,000 within a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the State of Alabama consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of Alabama municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and Alabama state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular and Alabama state income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Alabama and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of

                                       3
qualified legal counsel, exempt from federal regular income tax and Alabama income tax ("Alabama Municipal Securities"). Examples of Alabama Municipal Securities include, but are not limited to:

    - tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

    - bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

    - municipal commercial paper and other short-term notes;

    - variable rate demand notes;

    - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

    - participation, trust, and partnership interests in any of the foregoing obligations.

    VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

    PARTICIPATION INTERESTS. The Fund may purchase interests in Alabama Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Alabama Municipal Securities.

    MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT  ENHANCEMENT.    Certain  of the  Fund's  acceptable  investments  may be
credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party

                                       4
providing   the  credit  enhancement  will  adversely  affect  the  quality  and marketability of the underlying security.

The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.
Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the

                                       5
organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Alabama Municipal Securities is subject to the federal alternative minimum tax.

ALABAMA MUNICIPAL SECURITIES

Alabama Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Alabama Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Alabama Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Alabama Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Alabama Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Alabama Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Alabama Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Alabama Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Alabama Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of

                                       6
any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

NON-DIVERSIFICATION

The Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its net assets and pledge assets not exceeding 15% of the value of its total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

    ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

                                       7
    ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of
    Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

    Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of shares, computed at an annual rate, to obtain certain personal services for shareholders and provide the maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon

                                       8
which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor may pay financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide certain services to shareholders. These services may include, but are not limited to, distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of shares. Any fees paid for these services by the distributor will be reimbursed by the adviser and not the Fund.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

            MAXIMUM FEE              AVERAGE AGGREGATE DAILY NET ASSETS
        --------------------        ------------------------------------
             .15 of 1%                   on the first $250 million
             .125 of 1%                   on the next $250 million
             .10 of 1%                    on the next $250 million
             .075 of 1%             on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $10,000 or more

                                       9
within a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 1:00 p.m. (Eastern time). The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Alabama Municipal Cash Trust; Fund Number (this number can be found on the account statement or by contacting the Fund.); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING  SHARES BY  CHECK.  Shares  may be  purchased by sending  a check to:
Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Alabama Municipal Cash Trust. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH  A FINANCIAL INSTITUTION.   Shares may  be redeemed  by
contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined

                                       10
after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, P.O. Box 8600, Boston, MA
02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor

                                       11
institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the checkwriting program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $10,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS.    Dividends  are  declared daily  and  paid  monthly.  Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each shareholder has one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio, only shares of that portfolio are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only

                                       12
for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Alabama. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

ALABAMA TAXES. Under existing Alabama laws, distributions made by the Fund will be not be subject to Alabama personal income taxes to the extent that such distributions are attributable to interest earned on obligations that would be exempt from Alabama personal income taxes if held directly by shareholders (such as obligations of Alabama or its political subdivisions, of the United States or of certain territories or possessions of the United States). Conversely, to the extent that distributions

                                       13
made by the Fund are derived from other types of obligations, such distributions will be subject to Alabama personal income taxes.
Shareholders may exclude from the share value of the Fund, for purpose of the Alabama personal property tax, that portion of the total share value which is attributable to the value of obligations of Alabama or its political subdivisions, of the United States or of certain territories or possessions of the United States.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return, yield, effective yield, and tax-equivalent yield.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

                                       14
ALABAMA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL                                                           CREDIT
  AMOUNT                                                             RATING*       VALUE
-----------    --------------------------------------------------    -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--99.2%
-----------------------------------------------------------------
               ALABAMA--95.9%
               --------------------------------------------------
$ 5,400,000    Alabama HFA, SFM Revenue Bonds/Collateralized Home
               Mortgage Revenue Bond Program (1995 Series C)
               Weekly VRDNs (Bayerische Landesbank Girozentrale
               GIC)                                                    Aaa      $  5,400,000
               --------------------------------------------------
    865,000    Alabama Industrial Access Road and Bridge Corp.,
               Capital Improvement Bonds (Series 1995), 3.70%,
               6/1/1996                                                A-1           865,000
               --------------------------------------------------
  3,000,000    Alabama State IDA Weekly VRDNs (Columbus Mills
               Inc. Project)/(Trust Company Bank, Atlanta LOC)         P-1         3,000,000
               --------------------------------------------------
  6,750,000    Alabama State IDA Weekly VRDNs (Pine City Fiber
               Co.)/ (Barclays Bank PLC, London LOC)                  VMIG1        6,750,000
               --------------------------------------------------
  3,985,000    Alabama State IDA, IDRB (Series 1994) Weekly VRDNs
               (Decatur Aluminum Corp.)/(Star Bank, NA,
               Cincinnati LOC)                                         P-1         3,985,000
               --------------------------------------------------
  1,800,000    Alabama State IDA, IDRB Weekly VRDNs (Monarch
               Tile, Inc. Project)/(Nationsbank of Texas, N.A.
               LOC)                                                    P-1         1,800,000
               --------------------------------------------------
  4,200,000    Alabama State IDA, Revenue Bonds Weekly VRDNs
               (Southern Bag Corporation, Ltd.)/(SouthTrust Bank
               of Alabama, Birmingham LOC)                             P-1         4,200,000
               --------------------------------------------------
  3,350,000    Alabama State IDA, Var/Fixed Rate Industrial
               Revenue Bonds Weekly VRDNs (Kappler USA, Inc.
               Project)/(National Bank of Canada, Montreal LOC)        P-1         3,350,000
               --------------------------------------------------
  2,485,000    Alabama State Public School & College Authority,
               6.50% (United States Treasury PRF), 11/1/1995
               (@101.5)                                                Aaa         2,522,275
               --------------------------------------------------
  1,000,000    Alabama State Public School & College Authority,
               6.70% (United States Treasury PRF), 11/1/1995
               (@101.5)                                                Aaa         1,015,000
               --------------------------------------------------
    500,000    Alabama State Public School & College Authority,
               6.75% (United States Treasury PRF), 11/1/1995
               (@101.5)                                                Aaa           507,500
               --------------------------------------------------
  1,000,000    Alabama State Public School & College Authority,
               6.75% (United States Treasury PRF), 11/1/1995
               (@101.5)                                                Aaa         1,015,000
               --------------------------------------------------


                                       15
ALABAMA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                           CREDIT
  AMOUNT                                                             RATING*       VALUE
-----------    --------------------------------------------------    -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------
               ALABAMA--CONTINUED
               --------------------------------------------------
$   620,000    Alabama State, Corrections Institution Finance
               Authority Revenue Bonds (Series B), 3.80% (MBIA
               Insurance Corporation INS), 4/1/1996                    Aaa      $    620,000
               --------------------------------------------------
  4,000,000    Alabama State, UT GO Refunding Bonds, 5.35%,
               9/1/1996                                                AA          4,047,035
               --------------------------------------------------
  3,650,000    Arab, AL IDB, (Series 1989) Weekly VRDNs (SCI
               Manufacturing, Inc.)/(Bank of Tokyo Ltd., Tokyo
               LOC)                                                    A-1         3,650,000
               --------------------------------------------------
  1,100,000    Arab, AL IDB, Revenue Refunding Bonds (Series
               1989) Weekly VRDNs (SCI Manufacturing, Inc.)/(Bank
               of Tokyo Ltd., Tokyo LOC)                               A-1         1,100,000
               --------------------------------------------------
  2,000,000    Birmingham, AL IDA Weekly VRDNs (Altec Industries,
               Inc.)/(Wachovia Bank of Georgia NA, Atlanta LOC)        P-1         2,000,000
               --------------------------------------------------
  1,810,000    Birmingham, AL IDA Weekly VRDNs (Glasforms,
               Inc.)/(First Alabama Bank, Birmingham LOC)              P-1         1,810,000
               --------------------------------------------------
  3,600,000    Birmingham, AL Medical Clinic Board Daily VRDNs
               (University of Alabama Health System)/(Morgan
               Guaranty Trust Co., New York LOC)                      A-1+         3,600,000
               --------------------------------------------------
  6,000,000    Birmingham, AL, GO (Series 1995-A), 5.625% BANs,
               1/5/1996                                               NR(2)        6,002,212
               --------------------------------------------------
  1,880,000    Calhoun County, AL Economic Development Council
               Weekly VRDNs (Food Ingredients Tech.
               Co.)/(Nationsbank, N.A. (Carolinas) LOC)                P-1         1,880,000
               --------------------------------------------------
  4,310,000    Chatom, AL, (National Rural Utilities Series
               1984M), 3.80% TOBs (Alabama Electric Co-op,
               Inc.)/(National Rural Utilities Cooperative
               Finance Corp. GTD), Optional Tender 2/15/1996           A-1         4,310,000
               --------------------------------------------------
  4,000,000    Chatom, AL, IDB PCR, 3.85% CP (Alabama Electric
               Co-op, Inc.)/(National Rural Utilities Cooperative
               Finance Corp. GTD), Mandatory Tender 1/12/1996          AA-         4,000,000
               --------------------------------------------------
  3,500,000    Cherokee, AL IDB, IDR Refunding Bonds (Series
               1993) Weekly VRDNs (BOC Group, Inc.)/(Wachovia
               Bank of Georgia NA, Atlanta LOC)                        Aa2         3,500,000
               --------------------------------------------------


                                       16
ALABAMA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                           CREDIT
  AMOUNT                                                             RATING*       VALUE
-----------    --------------------------------------------------    -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------
               ALABAMA--CONTINUED
               --------------------------------------------------
$ 3,000,000    Decatur, AL IDB, Revenue Refunding Bonds (Series
               1993) Weekly VRDNs (Allied-Signal, Inc.)                A-1      $  3,000,000
               --------------------------------------------------
  6,550,000    Eutaw, AL IDB Weekly VRDNs (Mississippi Power
               Co.)/ (Mississippi Power Co. GTD)                      VMIG1        6,550,000
               --------------------------------------------------
  1,730,000    Fort Payne, AL IDB, IDRB Weekly VRDNs
               (Ovalstrapping, Inc.)/(U.S. Bank of Washington NA
               LOC)                                                    P-1         1,730,000
               --------------------------------------------------
  2,495,000    Homewood, AL IDA Weekly VRDNs (Mountain Brook Inn
               (Homewood AL))/(SouthTrust Bank of Alabama,
               Birmingham LOC)                                         P-1         2,495,000
               --------------------------------------------------
  4,315,000    Hoover, AL IDA Weekly VRDNs (Bud's Best Cookies,
               Inc.)/ (SouthTrust Bank of Alabama, Birmingham
               LOC)                                                    P-1         4,315,000
               --------------------------------------------------
  7,500,000    Huntsville, AL Health Care Authority/Health Care
               Facilities, (Series 1994A) Weekly VRDNs (MBIA
               Insurance Corporation INS)/(Amsouth Bank N.A.,
               Birmingham LIQ)                                         A-1         7,500,000
               --------------------------------------------------
    300,000    Huntsville, AL IDA Weekly VRDNs (Parkway Project
               (Huntsville, Al))/(First Alabama Bank, Birmingham
               LOC)                                                   A-1+           300,000
               --------------------------------------------------
  6,870,000    Huntsville, AL, G.O. Warrants (Series 1995-A),
               5.25%, 2/1/1996                                         AA          6,895,726
               --------------------------------------------------
  1,015,000    Huntsville, AL, G.O. Warrants (Series 1995-B),
               5.00%, 2/1/1996                                         AA          1,018,173
               --------------------------------------------------
    850,000    I.D.B. Sylacuaga, AL Monthly VRDNs (SouthTrust
               Bank of Alabama, Birmingham LOC)                        P-1           850,000
               --------------------------------------------------
  1,715,000    Ider, AL IDB, Industrial Development Bonds Weekly
               VRDNs (Galbreath, Inc. Proj.)/(National Bank of
               Canada, Montreal LOC)                                   P-1         1,715,000
               --------------------------------------------------
  3,681,000    Irondale, AL IDB, Variable Fixed Rate Revenue
               Bonds (Series 1989) Weekly VRDNs (Collateral
               Mortgage, Ltd.)/ (SouthTrust Bank of Alabama,
               Birmingham LOC)                                         P-1         3,681,000
               --------------------------------------------------
  3,900,000    Limestone County, AL Water Authority, Water
               Revenue Bonds, 7.875% (United States Treasury
               PRF), 5/15/1996 (@103)                                  Aaa         4,098,291
               --------------------------------------------------


                                       17
ALABAMA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                           CREDIT
  AMOUNT                                                             RATING*       VALUE
-----------    --------------------------------------------------    -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------
               ALABAMA--CONTINUED
               --------------------------------------------------
$ 3,900,000    Madison, AL IDA, (Series A) Weekly VRDNs
               (Executive Inn)/(Amsouth Bank N.A., Birmingham
               LOC)                                                    A-1      $  3,900,000
               --------------------------------------------------
  1,425,000    Marshall County, AL, Special Obligation School
               Refunding Warrant (Series 1994) Weekly VRDNs
               (Marshall County, AL Board of Education)/(First
               Alabama Bank, Birmingham LOC)                          A-1+         1,425,000
               --------------------------------------------------
  2,700,000    McIntosh, AL IDB Weekly VRDNs (Ciba Geigy Corp.)/
               (Union Bank of Switzerland, Zurich LOC)                A-1+         2,700,000
               --------------------------------------------------
  2,595,000    Mobile, AL Downtown Redevelopment Authority,
               (Series 1992), 4.15% TOBs (Mitchell
               Project)/(Trust Company Bank, Atlanta LOC),
               Mandatory Tender 7/31/1996                              P-1         2,595,000
               --------------------------------------------------
  2,500,000    Mobile, AL IDA Weekly VRDNs (McRae's Industries,
               Inc.)/ (Nationsbank, N.A. (Carolinas) LOC)              A-1         2,500,000
               --------------------------------------------------
 12,000,000    Mobile, AL IDB, 3.90% TOBs (International Paper
               Co.), Optional Tender 4/15/1996                         A-         12,000,000
               --------------------------------------------------
  2,160,000    Mobile, AL IDB, IDRB (Series 1989) Weekly VRDNs
               (Newark Group Industries, Inc.)/(First Fidelity
               Bank, NA, New Jersey LOC)                              VMIG1        2,160,000
               --------------------------------------------------
  2,000,000    Mobile, AL IDB, PCR (Series 1993A) Weekly VRDNs
               (Alabama Power Co.)/(Alabama Power Co. GTD)             A-1         2,000,000
               --------------------------------------------------
  4,000,000    Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs
               (Alabama Power Co.)/(Alabama Power Co. GTD)             A-1         4,000,000
               --------------------------------------------------
  1,000,000    Mobile, AL IDB, Pollution Control Refunding
               Revenue Bonds, (Series 1992) Weekly VRDNs (Air
               Products & Chemicals, Inc.)                            NR(3)        1,000,000
               --------------------------------------------------
  3,075,000    Mobile, AL Port City Medical Clinic Board, Revenue
               Bonds (Series 1992-A), 3.50% CP (Mobile, AL
               Infirmiary Association)/(Fuji Bank, Ltd., Tokyo
               LOC), Mandatory Tender 11/29/1995                       A+          3,075,000
               --------------------------------------------------


                                       18
ALABAMA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                           CREDIT
  AMOUNT                                                             RATING*       VALUE
-----------    --------------------------------------------------    -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------
               ALABAMA--CONTINUED
               --------------------------------------------------
$ 2,000,000    Mobile, AL Port City Medical Clinic Board, Revenue
               Bonds (Series 1992-A), 3.80% CP (Mobile, AL
               Infirmiary Association)/(Fuji Bank, Ltd., Tokyo
               LOC), Mandatory Tender 12/18/1995                       A+       $  2,000,000
               --------------------------------------------------
  1,000,000    Montgomery, AL IDB, (Series 1988A) Weekly VRDNs
               (Smith Industries)/(Trust Company Bank, Atlanta
               LOC)                                                    A-1         1,000,000
               --------------------------------------------------
  2,765,000    Montgomery, AL IDB, (Series 1990-A) Weekly VRDNs
               (Industrial Partners)/(Wachovia Bank of Georgia
               NA, Atlanta LOC)                                        Aa2         2,765,000
               --------------------------------------------------
  4,030,000    Montgomery, AL IDB, Pollution Control & Solid
               Disposal Revenue, 3.70% CP (General Electric Co.),
               Mandatory Tender 1/12/1996                             A-1+         4,030,000
               --------------------------------------------------
  5,500,000    Pelham, AL Governmental Utility Services Corp.,
               Wastewater Treatment and Collection Revenue Bonds
               (Series 1985), 9.25% (Parsons Pelham Associates
               Project)/ (FGIC INS), 6/1/1996 (@102)                   Aaa         5,777,456
               --------------------------------------------------
  3,800,000    Phoenix City, AL IDB, (Series 1988), 3.70% CP
               (Mead Coated Board)/(ABN AMRO Bank N.V., Amsterdam
               LOC), Mandatory Tender 11/21/1995                       Aa1         3,800,000
               --------------------------------------------------
  3,000,000    Phoenix City, AL IDB, (Series 1988), 3.80% CP
               (Mead Coated Board)/(ABN AMRO Bank N.V., Amsterdam
               LOC), Mandatory Tender 1/11/1996                        Aa1         3,000,000
               --------------------------------------------------
  3,000,000    Phoenix City, AL IDB, (Series 1988), 3.80% CP
               (Mead Coated Board)/(ABN AMRO Bank N.V., Amsterdam
               LOC), Mandatory Tender 11/28/1995                       Aa1         3,000,000
               --------------------------------------------------
  3,500,000    Phoenix City, AL IDB, (Series 1988), 3.80% CP
               (Mead Coated Board)/(ABN AMRO Bank N.V., Amsterdam
               LOC), Mandatory Tender 2/8/1996                         Aa1         3,500,000
               --------------------------------------------------
    930,000    Piedmont, AL IDB Weekly VRDNs (Industrial
               Partners)/ (Wachovia Bank of Georgia NA, Atlanta
               LOC)                                                    P-1           930,000
               --------------------------------------------------


                                       19
ALABAMA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                           CREDIT
  AMOUNT                                                             RATING*       VALUE
-----------    --------------------------------------------------    -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------
               ALABAMA--CONTINUED
               --------------------------------------------------
$ 4,050,000    Scottsboro, AL IDB, (Series 1994) Weekly VRDNs
               (Maples Industries, Inc.)/(Amsouth Bank N.A.,
               Birmingham LOC)                                         P-1      $  4,050,000
               --------------------------------------------------
  1,750,000    Scottsboro, AL IDB, IDRB (Series 1991) Weekly
               VRDNs (Maples Industries, Inc.)/(Amsouth Bank
               N.A., Birmingham LOC)                                   P-1         1,750,000
               --------------------------------------------------
  1,300,000    Sumter County, AL IDA, Industrial Revenue Bonds
               (Series 1995A) Weekly VRDNs (Fulghum Fibres
               Project (AL))/(First Alabama Bank, Birmingham LOC)      P-1         1,300,000
               --------------------------------------------------
  1,300,000    Sumter County, AL IDA, Industrial Revenue Bonds
               (Series 1995B) Weekly VRDNs (Canal Chip
               Project)/(First Alabama Bank, Birmingham LOC)           P-1         1,300,000
               --------------------------------------------------
  2,000,000    Tuskegee, AL IDB, IDRB (Series 1995) Weekly VRDNs
               (Concrete Company (The))/(Columbus Bank and Trust
               Co., GA LOC)                                            P-1         2,000,000
               --------------------------------------------------
  5,755,000    Vincent, AL IDB Weekly VRDNs (Headquarters
               Partnership Project)/(National Australia Bank,
               Ltd., Melbourne LOC)                                    P-1         5,755,000
               --------------------------------------------------
  2,550,000    Vincent, AL IDB, (Series 1993) Weekly VRDNs (Ebsco
               Industries, Inc.)/(National Australia Bank, Ltd.,
               Melbourne LOC)                                         A-1+         2,550,000
               --------------------------------------------------               ------------
                   Total                                                         200,939,668
               --------------------------------------------------               ------------
               PUERTO RICO--3.3%
               --------------------------------------------------
    850,000    Puerto Rico Government Development Bank Weekly
               VRDNs (Credit Suisse, Zurich LOC)                      A-1+           850,000
               --------------------------------------------------


                                       20
ALABAMA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                           CREDIT
  AMOUNT                                                             RATING*       VALUE
-----------    --------------------------------------------------    -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------
               PUERTO RICO--CONTINUED
               --------------------------------------------------
$ 5,000,000    Puerto Rico Government Development Bank, 3.80% CP,
               Mandatory Tender 12/8/1995                             A-1+      $  5,000,000
               --------------------------------------------------
  1,000,000    Puerto Rico Industrial, Medical & Environmental
               PCA, (Series 1983A), 3.75% TOBs (Reynolds Metals
               Co.)/(ABN AMRO Bank N.V., Amsterdam LOC), Optional
               Tender 9/1/1996                                        A-1+         1,000,000
               --------------------------------------------------               ------------
                   Total                                                           6,850,000
               --------------------------------------------------               ------------
                 TOTAL INVESTMENTS (AT AMORTIZED COST)(a)                       $207,789,668
               --------------------------------------------------               ------------
                                                                                ------------


Securities that are subject to Alternative Minimum Tax represent 38.6% of the portfolio as calculated based upon total portfolio market value.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) Also represents cost for federal tax purposes.

Note: The  categories of  investments are  shown as  a percentage  of net assets
      ($209,490,429) at October 31, 1995.

                                       21
ALABAMA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

BANs       --Bond Anticipation Notes
CP         --Commercial Paper
FGIC       --Financial Guaranty Insurance Company
GIC        --Guaranteed Investment Contract
GO         --General Obligation
GTD        --Guaranty
HFA        --Housing Finance Authority
IDA        --Industrial Development Authority
IDB        --Industrial Development Bond
IDR        --Industrial Development Revenue
IDRB       --Industrial Development Revenue Bonds
INS        --Insured
LIQ        --Liquidity Agreement
LOC        --Letter of Credit
MBIA       --Municipal Bond Investors Assurance
PCA        --Pollution Control Authority
PCR        --Pollution Control Revenue
PLC        --Public Limited Company
PRF        --Prerefunded
SFM        --Single Family Mortgage
TOBs       --Tender Option Bonds
UT         --Unlimited Tax
VRDNs      --Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)

                                       22
ALABAMA MUNICIPAL CASH TRUST

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-----------------------------------------------------------------
Total investments in securities, at amortized cost and
value                                                               $207,789,668
-----------------------------------------------------------------
Cash                                                                     271,129
-----------------------------------------------------------------
Income receivable                                                      1,783,964
-----------------------------------------------------------------
Deferred expenses                                                         36,789
-----------------------------------------------------------------   ------------
    Total assets                                                     209,881,550
-----------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------
Payable for shares redeemed                              $ 59,073
------------------------------------------------------
Income distribution payable                               274,600
------------------------------------------------------
Accrued expenses                                           57,448
------------------------------------------------------   --------
    Total liabilities                                                    391,121
-----------------------------------------------------------------   ------------
Net Assets for 209,490,429 shares outstanding                       $209,490,429
-----------------------------------------------------------------   ------------
                                                                    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:
-----------------------------------------------------------------
$209,490,429  DIVIDED BY 209,490,429 shares
outstanding                                                         $       1.00
-----------------------------------------------------------------   ------------
                                                                    ------------


(See Notes which are an integral part of the Financial Statements)

                                       23
ALABAMA MUNICIPAL CASH TRUST

STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------------
Interest                                                              $6,685,731
-------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------
Investment advisory fee                                  $  820,528
------------------------------------------------------
Administrative personnel and services fee                   131,658
------------------------------------------------------
Custodian fees                                               20,644
------------------------------------------------------
Transfer and dividend disbursing agent
fees and expenses                                            16,241
------------------------------------------------------
Directors'/Trustees' fees                                     2,050
------------------------------------------------------
Auditing fees                                                 9,750
------------------------------------------------------
Legal fees                                                    1,774
------------------------------------------------------
Portfolio accounting fees                                    33,124
------------------------------------------------------
Shareholder services fee                                    410,264
------------------------------------------------------
Share registration costs                                     32,059
------------------------------------------------------
Printing and postage                                         14,718
------------------------------------------------------
Insurance premiums                                            5,531
------------------------------------------------------
Miscellaneous                                                11,471
------------------------------------------------------   ----------
    Total expenses                                        1,509,812
------------------------------------------------------
Waivers--
------------------------------------------
  Waiver of investment advisory fee          $(606,516)
------------------------------------------
  Waiver of shareholder services fee          (110,893)
------------------------------------------   ---------
    Total waivers                                          (717,409)
------------------------------------------------------   ----------
      Net expenses                                                       792,403
-------------------------------------------------------------------   ----------
        Net investment income                                         $5,893,328
-------------------------------------------------------------------   ----------


(See Notes which are an integral part of the Financial Statements)

                                       24
ALABAMA MUNICIPAL CASH TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              YEAR ENDED           PERIOD ENDED
                                           OCTOBER 31, 1995     OCTOBER 31, 1994(a)
                                           -----------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------
OPERATIONS--
----------------------------------------
Net investment income                        $   5,893,328         $   1,301,466
----------------------------------------   -----------------    -------------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------
Distributions from net investment income        (5,893,328)           (1,301,466)
----------------------------------------   -----------------    -------------------
SHARE TRANSACTIONS--
----------------------------------------
Proceeds from sale of shares                   826,956,278           478,251,901
----------------------------------------
Net asset value of shares issued to
shareholders in payment of distributions
declared                                         2,071,166               606,720
----------------------------------------
Cost of shares redeemed                       (762,340,876)         (336,054,760)
----------------------------------------   -----------------    -------------------
    Change in net assets resulting from
      share transactions                        66,686,568           142,803,861
----------------------------------------   -----------------    -------------------
        Change in net assets                    66,686,568           142,803,861
----------------------------------------
NET ASSETS:
----------------------------------------
Beginning of period                            142,803,861             --
----------------------------------------   -----------------    -------------------
End of period                                $ 209,490,429         $ 142,803,861
----------------------------------------   -----------------    -------------------
                                           -----------------    -------------------


(a) For the period from November 29, 1993 (start of business) to October 31,
    1994.

(See Notes which are an integral part of the Financial Statements)

                                       25
ALABAMA MUNICIPAL CASH TRUST

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of fifteen non-diversified portfolios. The financial statements included herein are only those of Alabama Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

    FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

    CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1995, 78.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit for any one institution or agency does not exceed 7.5% of total investments.

                                       26
ALABAMA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------
    DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

    OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1995, capital paid-in aggregated $209,490,429.

Transactions in shares were as follows:

                                                        YEAR ENDED OCTOBER 31
                                                      --------------------------
                                                          1995        1994 (a)
----------------------------------------------------  ------------  ------------
Shares sold                                            826,956,278   478,251,901
----------------------------------------------------
Shares issued to shareholders in payment of
 distributions declared                                  2,071,166       606,720
----------------------------------------------------
Shares redeemed                                       (762,340,876) (336,054,760)
----------------------------------------------------  ------------  ------------
  Net change resulting from share transactions          66,686,568   142,803,861
----------------------------------------------------  ------------  ------------
                                                      ------------  ------------


(a)  For the period  from November 29,  1993 (start of  business) to October 31,
    1994.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

    ADMINISTRATIVE FEE--Federated Administrative Services under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

    SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to

                                       27
ALABAMA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------
    maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntarily waiver at any time at its sole discretion.

    TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

    PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

    ORGANIZATIONAL EXPENSES--Organizational expenses of $26,461 and start-up administrative service expenses of $31,250 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational and start-up administrative expenses during the five year period following effective date. For the period ended October 31, 1995, the Fund paid $3,381 and $3,993, respectively, pursuant to this agreement.

    INTERFUND TRANSACTIONS--During the period ended October 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/or common officers. These transactions were made at current market value pursuant to rule 17a-7 under the Act amounting to $514,285,000 and $499,300,000 respectively.

    GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                                       28
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(Alabama Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of Alabama Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights (see page 2 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alabama Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                          ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania,
December 15, 1995

                                       29
ADDRESSES
--------------------------------------------------------------------------------

Alabama Municipal Cash Trust
                                                                 Federated Investors Tower
                                                                 Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------

Distributor
              Federated Securities Corp.                         Federated Investors Tower
                                                                 Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------

Investment Adviser
              Federated Management                               Federated Investors Tower
                                                                 Pittsburgh, PA 15222-3779
-------------------------------------------------------------------------------------------

Custodian
              State Street Bank and Trust Company                P.O. Box 8600
                                                                 Boston, MA 02266-8600
-------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
              Federated Services Company                         P.O. Box 8600
                                                                 Boston, MA 02266-8600
-------------------------------------------------------------------------------------------

Independent Public Accountants
              Arthur Andersen LLP                                2100 One PPG Place
                                                                 Pittsburgh, PA 15222
-------------------------------------------------------------------------------------------


                                       30

--------------------------------------------------------------------------------
                                   ALABAMA MUNICIPAL
                                   CASH TRUST

                                   PROSPECTUS
                                   A Non-Diversified Portfolio of
                                   Federated Municipal Trust,
                                   an Open-End Management
                                   Investment Company
                                   Prospectus dated December 31, 1995

[FEDERATED SECURITIES CORP. LOGO]
           Distributor
           A subsidiary of FEDERATED INVESTORS
           FEDERATED INVESTORS TOWER
           PITTSBURGH, PA 15222-377912436
           Cusip 314229790
           3090802A (12/95)                [RECYCLED PAPER LOGO]
                                           RECYCLED
                                           PAPER



                        ALABAMA MUNICIPAL CASH TRUST
                 (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of Alabama Municipal Cash Trust (the "Fund"), a portfolio of Federated Municipal Trust (the "Trust") dated December 31, 1995. This Statement is not a prospectus. You may request a copy of the prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-235-4669.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779

                       Statement dated December 31, 1995
Federated Securities Corp.
Distributor
A subsidiary of Federated Investors




INVESTMENT POLICIES              2

 Acceptable Investments          2
 Participation Interests         2
 Municipal Leases                2
 Ratings                         3
 When-Issued and Delayed
  Delivery Transactions          4
 Repurchase Agreements           4
 Reverse Repurchase Agreements   5
 Credit Enhancement              5
ALABAMA INVESTMENT RISKS         6

INVESTMENT LIMITATIONS           7

 Regulatory Compliance          11
FEDERATED MUNICIPAL TRUST
MANAGEMENT                      11

 Share Ownership                20
 Trustees Compensation          21
 Trustee Liability              23
INVESTMENT ADVISORY SERVICES    23

 Investment Adviser             23
 Advisory Fees                  23
BROKERAGE TRANSACTIONS          24

OTHER SERVICES                  26

 Fund Administration            26



 Custodian and Portfolio
  Recordkeeper                  26
 Transfer Agent                 26
 Independent Public Accountants 27
SHAREHOLDER SERVICES AGREEMENT  27

DETERMINING NET ASSET VALUE     28

REDEMPTION IN KIND              29

MASSACHUSETTS PARTNERSHIP LAW   29

THE FUND'S TAX STATUS           30

PERFORMANCE INFORMATION         30

 Yield                          30
 Effective Yield                31
 Tax-Equivalent Yield           31
 Tax-Equivalency Table          31
 Total Return                   33
 Performance Comparisons        33
ABOUT FEDERATED INVESTORS       34

APPENDIX                        36




INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security, the issuer of any demand feature applicable to the security, or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or FIN-1+, FIN-1, or FIN-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The



Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
ALABAMA INVESTMENT RISKS

The State of Alabama has experienced some diversification of its economy primarily centered around its metropolitan areas. Agriculture, dominant prior to World War II has given way to the manufacturing of textiles, chemicals, paper, and metals. Manufacturing comprises roughly 23% of Alabama's non-agricultural employment, slightly above the rest of the US., and continues to remain strong as evidenced by Mercedes-Benz's decision to locate a plant in Alabama. Other major non-agricultural sectors include government (20%); wholesale and retail trade (22%); and services, including finance, insurance, and real estate (24%). Over the last decade, the economy has further diversified with the addition of high-tech firms to the Huntsville area and healthcare services to the Birmingham area. During the 1982 recession Alabama's unemployment rate climbed into double digits. The recent recession, however, has not been as severe to the Alabama economy. The state's unemployment rate has reflected national trends (5.5% as of April 1995). However the North American Free Trade Agreement leaves Alabama exposed to potential job losses in some traditional industries as Mexico offers a lower-cost environment.
Alabama's overall debt structure is more complex than most states, due to its many issuing authorities. Roughly 60% of Alabama's debts are special or limited tax obligations, payable from designated sources. Debt service as a percentage of budget revenues is currently 4.8%, which is above average for the nation. However, since Alabama generally taxes and spends less than most states, debt service appears as a larger part of its revenue in relation to other states. Debt service on a per capita basis is moderate. The state has a strong balanced budget act that allows spending only from moneys on hand. The governor has the ability to prorate budgeted expenditures during the fiscal year in order to balance the budget. This proration ability has been challenged in court, and the outcome may adversely affect the mechanism by which the budget is balanced. Furthermore, Alabama's school funding has been challenged; resolution of this matter may affect the state budget.
The Fund's concentration in securities issued by the state and its political subdivisions provides a greater level of risk than a fund whose assets are diversified across numerous states and municipal issuers. The ability of the state or its municipalities to meet their obligations will depend upon the availability of tax and other revenues; economic, political, and demographic conditions within the state; and the underlying fiscal condition of the state, its counties, and municipalities.
INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed.
The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge.
LENDING CASH OR SECURITIES
The Fund will not lend any of its assets except that it may acquire publicly or nonpublicly issued Alabama municipal securities or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, limitations, and its Declaration of Trust.
INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities, if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under federal securities law, except for restricted securities determined to be liquid under criteria established by the Trustees.
INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers (including companies responsible for paying principal and interest on industrial development bonds) which have records of less than three years of continuous operations, including the operation of any predecessor.



INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES
The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.



REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


FEDERATED MUNICIPAL TRUST MANAGEMENT

OFFICERS AND TRUSTEES ARE LISTED WITH THEIR ADDRESSES, BIRTHDATES, PRESENT POSITIONS WITH FEDERATED MUNICIPAL TRUST, AND PRINCIPAL OCCUPATIONS.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of



the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland



One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.





James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center -



Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Glen R. Johnson *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.


Peter E. Madden



Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.





Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee



President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.




J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.




Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.






David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Vice President, Federated Administrative Services; Treasurer of some of the Funds.


John W. McGonigle



Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust;



Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.


SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.
As of December 4, 1995, the following shareholders of record owned 5% or more of the outstanding shares of the Alabama Municipal Cash Trust: EBSCO



Industries, Inc., Birmingham, AL, 13.69%; Lynspen & Co., Birmingham, AL, 18.13%; and HUBCO, Birmingham, AL, 20.73%.
TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*#          FROM FUND COMPLEX +


John F. Donahue     $0             $0 for the Trust and
Chairman and Trustee                    68 other investment companies in the
Fund Complex
Thomas G. Bigley    $2,458         $20,688 for the Trust and
Trustee                            49 other investment companies in the Fund
Complex
John T. Conroy, Jr. $3,520         $117,202 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
William J. Copeland $3,520         $117,202 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
Glen R. Johnson     $0             $0 for the Trust and
President and Trustee                   14 other investment companies in the
Fund Complex
James E. Dowd       $3,520         $117,202 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex



Lawrence D. Ellis, M.D.            $3,166    $106,460 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
Edward L. Flaherty, Jr.            $3,520    $117,202 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
Peter E. Madden     $2,757         $90,563 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
Gregor F. Meyer     $3,166         $106,460 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
John E. Murray, Jr.,               $1,762    $0 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
Wesley W. Posvar    $3,166         $106,460 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
Marjorie P. Smuts   $3,166         $106,460 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex


*Information is furnished for the fiscal year ended October 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of 15 portfolios.
+The information is provided for the last calendar year.





TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal year ended October 31, 1995, and for the period from November 29, 1993 (start of business), to October 31, 1994, the adviser earned $820,528, and $243,579, respectively, of which $606,516 and $0, respectively, were waived.



  STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended October 31, 1995, and for the period from November 29, 1993 (start of business), to October 31, 1994, the Fund paid no brokerage commissions.


Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.



OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Fund's Administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators.") For the fiscal year ended October 31, 1995, and for the period from November 29, 1993 (start of business), to October 31, 1994, the Administrators earned $131,658 and $52,411, respectively.
Dr. Henry J. Gailliot, an officer of Federated Management, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. TRANSFER AGENT
As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, and number of accounts and transactions made by shareholders.



INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balance; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Board of Trustees expects that the Fund will benefit by: (1) providing personal services to shareholders;
(2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal year ending October 31, 1995, the Fund paid Shareholder Services fees in the amount of $410,264 of which $110,893 was waived.





DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value. REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them. THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.


PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
The Fund's yield for the seven-day period ended October 31, 1995, was 3.55%. EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
The Fund's effective yield for the seven-day period ended October 31, 1995, was 3.62%.
TAX-EQUIVALENT YIELD
The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% tax rate (the maximum effective federal rate for individuals) and assuming that income is 100% exempt.
The Fund's tax-equivalent yield for the seven-day period ended October 31, 1995, was 6.41%.


TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.



                        TAXABLE YIELD EQUIVALENT FOR 1995

                              State of Alabama


                                   TAX BRACKET
    Combined Federal
    and State:20.00%   33.00%    36.00%     41.00%      44.60%

    Joint Return$1-39,000$39,001-94,250 $94,251-143,600$143,601-$256,500
           OVER $256,500
    Single Return$1-23,350   $23,351-56,550$56,551-117,950$117,951-256,500
           OVER $256,500

    Tax-Exempt
    Yield                       Taxable Yield Equivalent

     2.50      3.13     3.73      3.91       4.24        4.51
     3.00      3.75     4.48      4.69       5.08        5.42
     3.50      4.38     5.22      5.47       5.93        6.32
     4.00      5.00     5.97      6.25       6.78        7.22
     4.50      5.63     6.72      7.03       7.63        8.12
     5.00      6.25     7.46      7.81       8.47        9.03
     5.50      6.88     8.21      8.59       9.32        9.93
     6.00      7.50     8.96      9.38      10.17       10.83
     6.50      8.13     9.70     10.16      11.02       11.73
     7.00      8.75    10.45     10.94      11.86       12.64



    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. If you itemize deductions, your taxable yield equivalent will be lower.
The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.
*Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
The Fund's average annual total returns for the one-year period ended October 31, 1995 and for the period from December 3, 1993 (date of initial public investment) through October 31, 1995 were 3.66% and 3.13%, respectively.


PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   O LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated Investors managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.



*Source:  Investment Company Institute


TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.


APPENDIX

STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1      Very strong or strong capacity to pay principal and interest.
   Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2      Satisfactory capacity to pay principal and interest.
VARIABLE  RATE  DEMAND  NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS



S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.) COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1       This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2       Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA  Debt rated "AAA" has the highest rating assigned by S&P.  Capacity to
pay interest and repay principal is     extremely strong.
AA   Debt rate "AA" has a very strong capacity to pay interest and repay principal and differs from the highest  rated issues only in small degree.
A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODY'S INVESTORS SERVICE, INC.
SHORT-TERM MUNICIPAL OBLIGATION RATINGS



Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG1      This designation denotes best quality.  There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2      This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.


VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
COMMERCIAL PAPER (CP) RATINGS
P-1            Issuers rated PRIME-1 (or related supporting institutions)
     have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity
P-2            Issuers rated PRIME-2 (or related supporting institutions)
     have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA            Bonds which are rated AAA are judged to be of the best
     quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes is can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.



A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.
NR(1)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AAA" by S&P or "AAA" by Moody's.
NR(2)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "AA" by Moody's.
NR(3)     The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.




Cusip 314229790






--------------------------------------------------------------------------------
NORTH CAROLINA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
PROSPECTUS

The shares of North Carolina Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term North Carolina municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of North Carolina, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and the income tax imposed by the State of North Carolina consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                         1
--------------------------------------------------
FINANCIAL HIGHLIGHTS                             2
--------------------------------------------------
GENERAL INFORMATION                              3
--------------------------------------------------
INVESTMENT INFORMATION                           3
--------------------------------------------------
  Investment Objective                           3
  Investment Policies                            3
  North Carolina Municipal Securities            6
  Investment Risks                               6
  Non-Diversification                            7
  Investment Limitations                         7
FUND INFORMATION                                 7
--------------------------------------------------
  Management of the Fund                         7
  Distribution of Shares                         8
  Administration of the Fund                     9
NET ASSET VALUE                                  9
--------------------------------------------------
HOW TO PURCHASE SHARES                           9
--------------------------------------------------
  Special Purchase Features                     10

HOW TO REDEEM SHARES                            10
--------------------------------------------------
  Special Redemption Features                   12

ACCOUNT AND SHARE INFORMATION                   12
--------------------------------------------------
TAX INFORMATION                                 13
--------------------------------------------------
  Federal Income Tax                            13
  State and Local Taxes                         13

PERFORMANCE INFORMATION                         14
--------------------------------------------------
FINANCIAL STATEMENTS                            15
--------------------------------------------------
REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                   26
--------------------------------------------------
ADDRESSES                                       27
--------------------------------------------------


                                       I

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                      SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)....................       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).........       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
  proceeds, as applicable).......................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)...............................       None
Exchange Fee.....................................................................................       None


                                       ANNUAL FUND OPERATING EXPENSES
                                  (As a percentage of average net assets)
Management Fee (after waiver) (1)................................................................      0.10%
12b-1 Fee........................................................................................       None
Total Other Expenses.............................................................................      0.49%
  Shareholder Services Fee............................................................      0.25%
        Total Fund Operating Expenses (2)........................................................      0.59%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The total operating expenses would have been 0.99% absent the voluntary waiver of a portion of the management fee.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                             1 YEAR     3 YEARS    5 YEARS   10 YEARS
-----------------------------------------------------------------  ---------  ---------  ---------  ---------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of
each time period.................................................     $6         $19        $33        $74


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                       1

NORTH CAROLINA MUNICIPAL CASH TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 26.

                                                                          YEAR ENDED OCTOBER 31,
                                                                          -----------------------
                                                                             1995       1994(a)
------------------------------------------------------------------------  ----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $    1.00   $    1.00
------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------
  Net investment income                                                        0.04        0.02
------------------------------------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------------------------------------
  Distributions from net investment income                                    (0.04)      (0.02)
------------------------------------------------------------------------  ----------  -----------
NET ASSET VALUE, END OF PERIOD                                            $    1.00   $    1.00
------------------------------------------------------------------------  ----------  -----------
                                                                          ----------  -----------
TOTAL RETURN (b)                                                               3.51%       2.06%
------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------
  Expenses                                                                     0.59%       0.49%*
------------------------------------------------------------------------
  Net investment income                                                        3.46%       2.54%*
------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                             0.40%       0.44%*
------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                   $97,602       $85,249
------------------------------------------------------------------------


*   Computed on an annualized basis.

(a) Reflects operations for the period from December 31, 1993 (date of initial public investment) to October 31, 1994. For the period from November 29, 1993 (start of business) to December 31, 1993, the Fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                                       2

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The Fund is designed for financial institutions acting in an agency or fiduciary capacity as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in short-term North Carolina municipal securities. The Fund may not be a suitable investment for retirement plans or for non-North Carolina taxpayers because it invests in municipal securities of that state. A minimum initial investment of $10,000 within a 90-day period is required.
The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the State of North Carolina consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of North Carolina municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and North Carolina state income tax or at least 80% of its net assets will be invested in obligations, the interest income from which is exempt from federal regular and North Carolina state income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of North Carolina and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and North Carolina income tax

                                       3

("North Carolina Municipal Securities"). Examples of North Carolina Municipal Securities include, but are not limited to:

    - tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

    - bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

    - municipal commercial paper and other short-term notes;

    - variable rate demand notes;

    - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

    - participation, trust, and partnership interests in any of the foregoing obligations.

    VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

    PARTICIPATION INTERESTS. The Fund may purchase interests in North Carolina Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying North Carolina Municipal Securities.

    MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT  ENHANCEMENT.    Certain  of the  Fund's  acceptable  investments  may be
credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party

                                       4

providing   the  credit  enhancement  will  adversely  affect  the  quality  and marketability of the underlying security.

The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.
Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the

                                       5

organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).
Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain North Carolina Municipal Securities is subject to the federal alternative minimum tax.

NORTH CAROLINA MUNICIPAL SECURITIES

North Carolina Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

North Carolina Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of North Carolina Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on North Carolina Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of North Carolina Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of North Carolina Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in North Carolina Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these North Carolina Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of North Carolina Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing

                                       6

other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

NON-DIVERSIFICATION
The Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

    ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other

                                       7

    expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

    ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of
    Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

    Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of shares, computed at an annual rate, to obtain certain personal services for shareholders and provide the maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based

                                       8

upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor may pay financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide certain services to shareholders. These services may include, but are not limited to, distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of shares. Any fees paid for these services by the distributor will be reimbursed by the adviser and not the Fund.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

            MAXIMUM FEE              AVERAGE AGGREGATE DAILY NET ASSETS
        --------------------        ------------------------------------
             .15 of 1%                   on the first $250 million
             .125 of 1%                   on the next $250 million
             .10 of 1%                    on the next $250 million
             .075 of 1%             on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or

                                       9

by wire or by check directly from the Fund, with a minimum initial investment of $10,000 or more within a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 1:00 p.m. (Eastern time). The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: North Carolina Municipal Cash Trust; Fund Number (this number can be found on the account statement or by contacting the Fund.); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY  CHECK.  Shares  may be  purchased by sending  a check  to:
Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to North Carolina Municipal Cash Trust. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

                                       10

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, P.O. Box 8600, Boston, MA
02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit

                                       11

Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the checkwriting program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $10,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS.    Dividends  are  declared daily  and  paid  monthly.  Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each shareholder has one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio, only shares of that portfolio are entitled to vote. The

                                       12

Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than North Carolina. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

NORTH CAROLINA TAXES. Under existing North Carolina laws, distributions made by the Fund will not be subject to North Carolina income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest on obligations of the state of North Carolina or any of its political subdivisions; or (ii) interest of obligations of the United

                                       13

States or its possessions. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to North Carolina income taxes.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return, yield, effective yield, and tax-equivalent yield.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

                                       14

NORTH CAROLINA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
    AMOUNT                                                                         RATING*       VALUE
--------------     ------------------------------------------------------------    -------    -----------
SHORT-TERM MUNICIPAL SECURITIES--99.0%
-------------------------------------------------------------------------------
                   NORTH CAROLINA--88.8%
                   ------------------------------------------------------------
$1,755,000         Alamance County, NC Industrial Facilities Authority, (Series
                   B) Weekly VRDNs (Culp, Inc.)/(First Union National Bank,
                   Charlotte, N.C. LOC)                                              P-1      $ 1,755,000
                   ------------------------------------------------------------
 1,600,000         Buncombe County, NC Industrial Facilities & Pollution
                   Control Financing Authority, (Series 1991) Weekly VRDNs
                   (Rich Mount, Inc.)/(Bank of Tokyo Ltd., Tokyo LOC)                A-1        1,600,000
                   ------------------------------------------------------------
 2,000,000         Buncombe County, NC, 3.80% BANs, 2/14/1996                       NR(3)       2,000,833
                   ------------------------------------------------------------
 2,055,000         Burke County, NC Industrial Facilities & Pollution Control
                   Financing Authority Weekly VRDNs (Norwalk Furniture Corp &
                   Hickory Furniture)/(Branch Banking & Trust Co., Wilson LOC)       P-1        2,055,000
                   ------------------------------------------------------------
   910,000         Catawba County, NC Industrial Facilities & Pollution Control
                   Financing Authority, (Series 1992) Weekly VRDNs (WSMP,
                   Inc.)/(Nationsbank, N.A. (Carolinas) LOC)                         A-1          910,000
                   ------------------------------------------------------------
 4,600,000         Catawba County, NC Industrial Facilities & Pollution Control
                   Financing Authority, (Series 1994) Weekly VRDNs (Ethan Allen
                   Inc Project)/(Bankers Trust Co., New York LOC)                    P-1        4,600,000
                   ------------------------------------------------------------
 4,445,600 (a)     Charlotte-Mecklenburg Hospital Authority, NC, Loan
                   Participation Certificates (1995) VRNs (The Charlotte-
                   Mecklenburg Hospital Authority), 5/22/1996                       NR(2)       4,445,600
                   ------------------------------------------------------------
 3,865,000         Cleveland County, NC Industrial Facilities and Pollution
                   Control Financing Authority, IDRB (Series 1990) Weekly VRDNs
                   (MetalsAmerica, Inc. Project)/(Nationsbank, N.A. (Carolinas)
                   LOC)                                                              P-1        3,865,000
                   ------------------------------------------------------------
 1,200,000         Cleveland County, NC Industrial Facilities and Pollution
                   Control Financing Authority, Pollution Control Revenue Bonds
                   (Series 1995) Weekly VRDNs (Grover Industries, Inc.
                   Project)/(Bank of America Illinois LOC)                           P-1        1,200,000
                   ------------------------------------------------------------


                                       15

NORTH CAROLINA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
    AMOUNT                                                                         RATING*       VALUE
--------------     ------------------------------------------------------------    -------    -----------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------------
                   NORTH CAROLINA--CONTINUED
                   ------------------------------------------------------------
$1,000,000         Davidson County, NC Industrial Facilities & PCFA, IDRB
                   (Series 1995) Weekly VRDNs (Lawrence Industries, Inc.
                   Project)/(Branch Banking & Trust Co., Wilson LOC)                 P-1      $ 1,000,000
                   ------------------------------------------------------------
 1,165,000         Durham & Wake Counties Special Airport District, NC, 5.75%
                   Bonds, 4/1/1996                                                   Aaa        1,174,387
                   ------------------------------------------------------------
 2,110,000         Greensboro, NC , 6.00% Bonds, 3/1/1996                            AAA        2,127,021
                   ------------------------------------------------------------
 1,800,000         Guilford County, NC Industrial Facilities & PCFA, (Series
                   1989) Weekly VRDNs (Bonset America Corp.)/ (Dai-Ichi Kangyo
                   Bank Ltd., Tokyo and Industrial Bank of Japan Ltd., Tokyo
                   LOCs)                                                             A-1        1,800,000
                   ------------------------------------------------------------
 2,000,000         Guilford County, NC Industrial Facilities & PCFA, (Series
                   1989) Weekly VRDNs (Culp, Inc.)/(Wachovia Bank of NC, NA,
                   Winston-Salem LOC)                                                P-1        2,000,000
                   ------------------------------------------------------------
 7,000,000         Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs
                   (Flambeau Airmold Project)/(Norwest Bank Minnesota,
                   Minneapolis LOC)                                                  P-1        7,000,000
                   ------------------------------------------------------------
 1,000,000         Iredell County, NC Industrial Facilities & Pollution Control
                   Financing Authority, Industrial Revenue Bonds Weekly VRDNs
                   (Jet Corr, Inc. Project)/(National Bank of Canada, Montreal
                   LOC)                                                              P-1        1,000,000
                   ------------------------------------------------------------
 3,000,000         Lincoln County, NC Industrial Facilities & Pollution Control
                   Financing Authority, Industrial Revenue Bonds Weekly VRDNs
                   (Leucadia, Inc. Project)/(National Bank of Canada, Montreal
                   LOC)                                                              P-1        3,000,000
                   ------------------------------------------------------------
 2,000,000         Mecklenberg County, NC Industrial Facility & PCFA Weekly
                   VRDNs (Manhasset Bay Associates)/(Bank of Tokyo Ltd., Tokyo
                   LOC)                                                              A-1        2,000,000
                   ------------------------------------------------------------
 1,555,000         New Hanover County, NC PCFA, (Series 1990), 4.15% TOBs
                   (Wilmington Machinery Inc. Project)/(Branch Banking & Trust
                   Co., Wilson LOC), Optional Tender 9/1/1996                        P-1        1,555,000
                   ------------------------------------------------------------


                                       16

NORTH CAROLINA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
    AMOUNT                                                                         RATING*       VALUE
--------------     ------------------------------------------------------------    -------    -----------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------------
                   NORTH CAROLINA--CONTINUED
                   ------------------------------------------------------------
$2,037,000         North Carolina Eastern Municipal Power Agency, 3.75% CP
                   (Industrial Bank of Japan Ltd., Tokyo LOC), Mandatory Tender
                   12/12/1995                                                        P-1      $ 2,037,000
                   ------------------------------------------------------------
 5,000,000         North Carolina Eastern Municipal Power Agency, 3.85% CP
                   (Industrial Bank of Japan Ltd., Tokyo LOC), Mandatory Tender
                   11/20/1995                                                        P-1        5,000,000
                   ------------------------------------------------------------
 1,600,000         North Carolina Medical Care Commission Hospital, Revenue
                   Bonds (Series 1992B) Weekly VRDNs (North Carolina Baptist)       A-1+        1,600,000
                   ------------------------------------------------------------
 3,200,000         North Carolina Medical Care Commission Hospital, Revenue
                   Bonds (Series 1993) Weekly VRDNs (Moses H. Cone Memorial)        A-1+        3,200,000
                   ------------------------------------------------------------
 5,000,000         North Carolina Municipal Power Agency No. 1, 3.80% CP (Bank
                   of America NT and SA, San Francisco, Canadian Imperial Bank
                   of Commerce, Toronto, First Union National Bank, Charlotte,
                   N.C., Industrial Bank of Japan Ltd., Tokyo, Morgan Guaranty
                   Trust Co., New York and Nationsbank, N.A. (Carolinas) LIQs),
                   Mandatory Tender 12/12/1995                                       P-1        5,000,000
                   ------------------------------------------------------------
 2,875,000         North Carolina Municipal Power Agency No. 1, Catawba
                   Electric Revenue Bonds, 9.00% Bonds (United States Treasury
                   PRF), 1/1/1996 (@102)                                             AAA        2,951,685
                   ------------------------------------------------------------
 4,000,000         North Carolina State, Clean Water Bonds, (Series 1995B),
                   4.25% Bonds, 6/1/1996                                             Aaa        4,014,636
                   ------------------------------------------------------------
 1,400,000         Piedmont, NC Airport Authority Weekly VRDNs (Triad
                   International Maintenance Corp.)/(Mellon Bank NA, Pittsburgh
                   LOC)                                                              P-1        1,400,000
                   ------------------------------------------------------------
 2,100,000         Randolph County, NC IDA, (Series 1990) Weekly VRDNs (Wayne
                   Steel, Inc.)/(Bank One, Akron, N.A. LOC)                          P-1        2,100,000
                   ------------------------------------------------------------
 4,000,000         Richmond County, NC Industrial Facilities & Pollution
                   Control, (Series 1991) Weekly VRDNs (Bibb Company)/
                   (Citibank NA, New York LOC)                                       A-1        4,000,000
                   ------------------------------------------------------------


                                       17

NORTH CAROLINA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
    AMOUNT                                                                         RATING*       VALUE
--------------     ------------------------------------------------------------    -------    -----------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------------
                   NORTH CAROLINA--CONTINUED
                   ------------------------------------------------------------
$1,000,000         University of North Carolina at Chapel Hill, 4.00% Bonds,
                   8/1/1996                                                          AA       $ 1,001,447
                   ------------------------------------------------------------
 3,000,000         Wake County, NC Industrial Facilities & PCFA, (Series
                   1990B), 3.95% CP (Carolina Power & Light Co.)/(Fuji Bank,
                   Ltd., Tokyo LOC), Mandatory Tender 1/22/1996                      P-1        3,000,000
                   ------------------------------------------------------------
 4,249,291         Wayne County, NC PCFA Weekly VRDNs (Cooper Industries,
                   Inc.)/(Sanwa Bank Ltd., Osaka LOC)                               A-1+        4,249,291
                   ------------------------------------------------------------
 2,000,000         Wilson County, NC PCA, (Series 1994) Weekly VRDNs (Granutec,
                   Inc.)/(Branch Banking & Trust Co., Wilson LOC)                    P-1        2,000,000
                   ------------------------------------------------------------               -----------
                       Total                                                                   86,641,900
                   ------------------------------------------------------------               -----------
                   PUERTO RICO--7.7%
                   ------------------------------------------------------------
   500,000         Puerto Rico Government Development Bank Weekly VRDNs (Credit
                   Suisse, Zurich LOC)                                              A-1+          500,000
                   ------------------------------------------------------------
 4,000,000         Puerto Rico Government Development Bank, 3.70% CP, Mandatory
                   Tender 12/11/1995                                                A-1+        4,000,000
                   ------------------------------------------------------------
 3,000,000         Puerto Rico Industrial, Medical & Environmental PCA, (Series
                   1983A), 3.75% TOBs (Reynolds Metals Co.)/(ABN AMRO Bank
                   N.V., Amsterdam LOC), Optional Tender 9/1/1996                   A-1+        3,000,000
                   ------------------------------------------------------------               -----------
                       Total                                                                    7,500,000
                   ------------------------------------------------------------               -----------
                   VIRGIN ISLANDS--2.5%
                   ------------------------------------------------------------
 2,500,000         Virgin Islands HFA, Single Family Mortgage Revenue Refunding
                   Bonds (1995 Series B), 4.375% TOBs (FGIC INS), Optional
                   Tender 2/1/1996                                                  A-1+        2,500,000
                   ------------------------------------------------------------               -----------
                     TOTAL INVESTMENTS, (AT AMORTIZED COST)(b)                                $96,641,900
                   ------------------------------------------------------------               -----------
                                                                                              -----------


Securities that are subject to Alternative Minimum Tax represent 44.2% of the portfolio as calculated based upon total portfolio market value.
* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.
(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. This security has been determined to be liquid under criteria established by the Board of Trustees. At the end of the period, this security amounted to $4,445,600 which represents 4.6% of net assets.
(b) Also represents cost for federal tax purposes.

Note: The  categories of  investments are  shown as  a percentage  of net assets
      ($97,601,947) at October 31, 1995.

                                       18

NORTH CAROLINA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

BANs   --Bond Anticipation Notes
CP     --Commercial Paper
FGIC   --Financial Guaranty Insurance Company
HFA    --Housing Finance Authority
IDA    --Industrial Development Authority
IDRB   --Industrial Development Revenue Bonds
INS    --Insured
LIQs   --Liquidity Agreement(s)
LOCs   --Letter(s) of Credit
LOC    --Letter of Credit
PCA    --Pollution Control Authority
PCFA   --Pollution Control Finance Authority
PRF    --Prerefunded
TOBs   --Tender Option Bonds
VRDNs  --Variable Rate Demand Notes
VRNs   --Variable Rate Notes

(See Notes which are an integral part of the Financial Statements)

                                       19

NORTH CAROLINA MUNICIPAL CASH TRUST

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------
Total investments in securities, at amortized cost and value         $96,641,900
-------------------------------------------------------------------
Cash                                                                     452,666
-------------------------------------------------------------------
Income receivable                                                        610,771
-------------------------------------------------------------------
Receivable for shares sold                                                   548
-------------------------------------------------------------------
Deferred expenses                                                         36,342
-------------------------------------------------------------------  -----------
    Total assets                                                      97,742,227
-------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------
Payable for shares redeemed                                 $57,000
----------------------------------------------------------
Income distribution payable                                  51,537
----------------------------------------------------------
Accrued expenses                                             31,743
----------------------------------------------------------  -------
    Total liabilities                                                    140,280
-------------------------------------------------------------------  -----------
NET ASSETS for 97,601,947 shares outstanding                         $97,601,947
-------------------------------------------------------------------  -----------
                                                                     -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------
$97,601,947  DIVIDED BY 97,601,947 shares outstanding                $      1.00
-------------------------------------------------------------------  -----------
                                                                     -----------


(See Notes which are an integral part of the Financial Statements)

                                       20

NORTH CAROLINA MUNICIPAL CASH TRUST

STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------
Interest                                                              $4,352,210
--------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------
Investment advisory fee                                   $  537,013
--------------------------------------------------------
Administrative personnel and services fee                    125,000
--------------------------------------------------------
Custodian fees                                                29,641
--------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses      18,047
--------------------------------------------------------
Directors'/Trustees' fees                                      1,382
--------------------------------------------------------
Auditing fees                                                  9,750
--------------------------------------------------------
Legal fees                                                     1,415
--------------------------------------------------------
Portfolio accounting fees                                     27,535
--------------------------------------------------------
Shareholder services fee                                     268,507
--------------------------------------------------------
Share registration costs                                      23,596
--------------------------------------------------------
Printing and postage                                          13,496
--------------------------------------------------------
Insurance premiums                                             4,623
--------------------------------------------------------
Miscellaneous                                                  8,831
--------------------------------------------------------  ----------
    Total expenses                                         1,068,836
--------------------------------------------------------
Deduct--Waiver of investment advisory fee                   (433,120)
--------------------------------------------------------  ----------
      Net expenses                                                       635,716
--------------------------------------------------------------------  ----------
        Net investment income                                         $3,716,494
--------------------------------------------------------------------  ----------
                                                                      ----------


(See Notes which are an integral part of the Financial Statements)

                                       21

NORTH CAROLINA MUNICIPAL CASH TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  YEAR ENDED         PERIOD ENDED
                                               OCTOBER 31, 1995   OCTOBER 31, 1994(a)
                                               ----------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------
OPERATIONS--
---------------------------------------------
Net investment income                            $   3,716,494       $   1,501,904
---------------------------------------------  ----------------   -------------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------
Distributions from net investment income            (3,716,494)         (1,501,904)
---------------------------------------------  ----------------   -------------------
SHARE TRANSACTIONS--
---------------------------------------------
Proceeds from sale of shares                       901,368,780         539,042,342
---------------------------------------------
Net asset value of shares issued to
shareholders in payment of distributions
declared                                             2,529,218           1,065,423
---------------------------------------------
Cost of shares redeemed                           (891,545,071)       (454,858,745)
---------------------------------------------  ----------------   -------------------
    Change in net assets resulting from share
    transactions                                    12,352,927          85,249,020
---------------------------------------------  ----------------   -------------------
    Change in net assets                            12,352,927          85,249,020
---------------------------------------------
NET ASSETS:
---------------------------------------------
Beginning of period                                 85,249,020           --
---------------------------------------------  ----------------   -------------------
End of period                                    $  97,601,947       $  85,249,020
---------------------------------------------  ----------------   -------------------
                                               ----------------   -------------------


(a)  For the period  from November 29,  1993 (start of  business) to October 31,
    1994.

(See Notes which are an integral part of the Financial Statements)

                                       22

NORTH CAROLINA MUNICIPAL CASH TRUST

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of fifteen non-diversified portfolios. The financial statements included herein are only those of North Carolina Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

    INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

    FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

    CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1995, 70.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit for any one institution or agency does not exceed 8.2% of total investments.

                                       23
NORTH CAROLINA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

    DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

    RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

    Additional information on each restricted security held at October 31, 1995 is as follows:

                      SECURITY                        ACQUISITION DATE  ACQUISITION COST
----------------------------------------------------  ----------------  ----------------
Charlotte-Mecklenburg Hospital Authority, NC, Loan
Participation Certificates (1995) VRNs                    06/30/95         $4,445,600


    OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1995, capital paid-in aggregated $97,601,947. Transactions in shares were as follows:

                                                        YEAR ENDED OCTOBER 31,
                                                      --------------------------
                                                          1995        1994(a)
----------------------------------------------------  ------------  ------------
Shares sold                                            901,368,780   539,042,342
----------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                   2,529,218     1,065,423
----------------------------------------------------
Shares redeemed                                       (891,545,071) (454,858,745)
----------------------------------------------------  ------------  ------------
  Net change resulting from share transactions          12,352,927    85,249,020
----------------------------------------------------  ------------  ------------
                                                      ------------  ------------


(a) For the period  from November 29,  1993 (start of  business) to October  31,
    1994.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .50 of 1% of the Fund's average

                                       24

NORTH CAROLINA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------
daily net assets. The Adviser may voluntarily choose to waive a portion of this fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $21,879 and start-up administrative service expenses of $31,507 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses and start-up administrative expenses during the five year period following effective date. For the period ended October 31, 1995, the Fund paid $4,254 and $6,126, respectively, pursuant to this agreement.

INTERFUND TRANSACTIONS--During the year ended October 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/or common officers. These transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $397,358,800 and $400,650,000, respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                                       25

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(North Carolina Municipal Cash Trust):
We have audited the accompanying statement of assets and liabilities of North Carolina Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights (see page 2 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of North Carolina Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                          ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 15, 1995
                                       26

ADDRESSES
--------------------------------------------------------------------------------

North Carolina Municipal Cash Trust                   Federated Investors Tower
                                                      Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Distributor
              Federated Securities Corp.              Federated Investors Tower
                                                      Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Investment Adviser
              Federated Management                    Federated Investors Tower
                                                      Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Custodian
              State Street Bank and Trust Company     P.O. Box 8600
                                                      Boston, MA 02266-8600
--------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
              Federated Services Company              P.O. Box 8600
                                                      Boston, MA 02266-8600
--------------------------------------------------------------------------------

Independent Public Accountants
              Arthur Andersen LLP                     2100 One PPG Place
                                                      Pittsburgh, PA 15222
--------------------------------------------------------------------------------


                                       27


--------------------------------------------------------------------------------
                                 NORTH CAROLINA
                                 MUNICIPAL CASH TRUST

                                 PROSPECTUS
                                 A Non-Diversified Portfolio
                                 of Federated Municipal
                                 Trust, an Open-End
                                 Management Investment
                                 Company
                                 Prospectus dated December
                                 31, 1995

[FEDERATED SECURITIES CORP. LOGO]
           Distributor
           A subsidiary of FEDERATED INVESTORS
           FEDERATED INVESTORS TOWER
           PITTSBURGH, PA 15222-3779
           Cusip 314229782
           3090803A (12/95)                [RECYCLED PAPER LOGO]
                                           RECYCLED
                                           PAPER



                     NORTH CAROLINA MUNICIPAL CASH TRUST
                 (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of North Carolina Municipal Cash Trust (the "Fund"), a portfolio of Federated Municipal Trust (the "Trust") dated December 31, 1995. This Statement is not a prospectus. You may request a copy of the prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-235-4669.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779

                       Statement dated December 31, 1995
Federated Securities Corp.
Distributor
A subsidiary of Federated Investors




INVESTMENT POLICIES              2

 Acceptable Investments          2
 Participation Interests         2
 Municipal Leases                2
 Ratings                         3
 When-Issued and Delayed
  Delivery Transactions          4
 Repurchase Agreements           4
 Reverse Repurchase Agreements   5
 Credit Enhancement              5
NORTH CAROLINA INVESTMENT RISKS  6

INVESTMENT LIMITATIONS           7

 Regulatory Compliance          11
FEDERATED MUNICIPAL TRUST
MANAGEMENT                      11

 Share Ownership                20
 Trustees Compensation          21
 Trustee Liability              23
INVESTMENT ADVISORY SERVICES    23

 Investment Adviser             23
 Advisory Fees                  23
BROKERAGE TRANSACTIONS          24

OTHER SERVICES                  26

 Fund Administration            26



 Custodian and Portfolio
  Recordkeeper                  26
 Transfer Agent                 26
 Independent Public Accountants 27
SHAREHOLDER SERVICES AGREEMENT  27

DETERMINING NET ASSET VALUE     27

REDEMPTION IN KIND              28

MASSACHUSETTS PARTNERSHIP LAW   29

THE FUND'S TAX STATUS           29

PERFORMANCE INFORMATION         30

 Yield                          30
 Effective Yield                31
 Tax-Equivalent Yield           31
 Tax-Equivalency Table          31
 Total Return                   33
 Performance Comparisons        34
ABOUT FEDERATED INVESTORS       34

APPENDIX                        36




INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security, the issuer of any demand feature applicable to the security, or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Board of Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or FIN-1+, FIN-1, or FIN-2 by Fitch Investors Service, Inc. ("Fitch") are all



considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
NORTH CAROLINA INVESTMENT RISKS

The state of North Carolina's credit strength is derived from a diversified and growing economy, relatively low unemployment rates, strong financial management, and a low debt burden. In recent years, the state's economy has become less dependent on agriculture (primarily tobacco) and manufacturing (textiles and furniture) and has experienced increased activity in financial services, research, high-tech manufacturing, and tourism. Although by national standards North Carolina is not one of the wealthier states (89% of national average), it is among the top in the Southeast region and its growth in personal income continues to outstrip national figures. The employment picture in North Carolina remains healthy with unemployment rates significantly below national averages and employment growth rates among the highest in the county.
North Carolina is a conservative debt issuer and has consistently maintained extremely low debt levels. Such conservative levels are inherent in the state's financial structure which contains constitutional debt limits. The state's administration continues to demonstrate its ability and willingness to adjust financial planning and budgeting to preserve financial balance. When finances became tight during the recession of the early 1990s, the state quickly responded to shortfalls by increasing its sales and corporate tax rates and implementing expenditure reductions. Since the recession, North Carolina has seen improving state finances and has implemented a series of tax cuts while maintaining to fund capital and budget reserve accounts. The finances of many of North Carolina's municipalities are also very strong.



This strength can be partially attributed to the Local Government Commission of North Carolina which serves as a central oversight and consulting group which must approve all debt issued by state municipalities. It is interesting to note that over 25% of all Aaa-rated tax-exempt bonds issued nationwide are issued by local municipalities within the state.


The Fund's concentration in securities issued by the state and its political subdivisions provide a greater level of risk than a fund which is diversified across a number of states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the state; and the underlying fiscal condition of the state, its counties, and its municipalities.
INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed.
The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge.
LENDING CASH OR SECURITIES
The Fund will not lend any of its assets except that it may acquire publicly or nonpublicly issued North Carolina municipal securities or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, limitations, and its Declaration of Trust. INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.



CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities, if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under federal securities law, except for restricted securities determined to be liquid under criteria established by the Trustees.
INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers (including companies responsible for paying principal and interest on industrial development bonds) which have records of less than three years of continuous operations, including the operation of any predecessor.
INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES
The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund does not intend to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year.



REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


FEDERATED MUNICIPAL TRUST MANAGEMENT

OFFICERS AND TRUSTEES ARE LISTED WITH THEIR ADDRESSES, BIRTHDATES, PRESENT POSITIONS WITH FEDERATED MUNICIPAL TRUST, AND PRINCIPAL OCCUPATIONS.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of



the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland



One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.





James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center -



Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Glen R. Johnson *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.


Peter E. Madden



Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.



Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.




Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.



J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.



 Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.






David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Vice President, Federated Administrative Services; Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower



Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return



Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.


SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.
As of December 4, 1995, the following shareholder(s) of record owned 5% or more of the outstanding shares of the North Carolina Municipal Cash Trust:



Stephens, Inc., Little Rock, AR, 9.29% and Julius Blum, Inc., Stanley, NC,
12.94%.
TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*#          FROM FUND COMPLEX +


John F. Donahue     $0             $0 for the Trust and
Chairman and Trustee                    68 other investment companies in the
Fund Complex
Thomas G. Bigley    $2,458         $20,688 for the Trust and
Trustee                            49 other investment companies in the Fund
Complex
John T. Conroy, Jr. $3,520         $117,202 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
William J. Copeland $3,520         $117,202 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
Glen R. Johnson     $0             $0 for the Trust and
President and Trustee                   14 other investment companies in the
Fund Complex
James E. Dowd       $3,520         $117,202 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex



Lawrence D. Ellis, M.D.            $3,166    $106,460 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
Edward L. Flaherty, Jr.            $3,520    $117,202 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
Peter E. Madden     $2,757         $90,563 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
Gregor F. Meyer     $3,166         $106,460 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
John E. Murray, Jr.,               $1,762    $0 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
Wesley W. Posvar    $3,166         $106,460 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
Marjorie P. Smuts   $3,166         $106,460 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex


*Information is furnished for the fiscal year ended October 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of 15 portfolios.
+The information is provided for the last calendar year.





TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal year ended October 31, 1995, and for the period from November 29, 1993 (start of business), to October 31, 1994, the adviser earned $537,013, and $296,066, respectively, of which $433,120, and $261,597, respectively, were waived.



  STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended October 31, 1995, and for the period from December 31, 1993 (date of initial public investment), to October 31, 1994, the Fund paid no brokerage commissions.


Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Fund's Administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators.") For the fiscal year ended October 31, 1995, and for the period from November 29, 1993 (start of business), to October 31, 1994, the Administrators earned $125,000 and $52,447, respectively.
Dr. Henry J. Gailliot, an officer of Federated Management, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. TRANSFER AGENT
As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, and number of accounts and transactions made by shareholders.



INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balance; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Board of Trustees expects that the Fund will benefit by: (1) providing personal services to shareholders;
(2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal year ending October 31, 1995, the Fund paid Shareholder Services fees in the amount of $268,507.
DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value. REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.


YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
The Fund's yield for the seven-day period ended October 31, 1995, was 3.47%.



EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
The Fund's effective yield for the seven-day period ended October 31, 1995, was 3.52%.
TAX-EQUIVALENT YIELD
The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% tax rate (the maximum effective federal rate for individuals) and assuming that income is 100% exempt.
The Fund's tax-equivalent yield for the seven-day period ended October 31, 1995, was 6.59%.


TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.
                        TAXABLE YIELD EQUIVALENT FOR 1995
                               STATE OF NORTH CAROLINA

    TAX BRACKET:
    FEDERAL   15.00%         28.00%            31.00%      31.00%
    36.00           39.60%




    COMBINED
    FEDERAL
    AND STATE 22.00%         35.00%            38.00%           38.75%
    43.75         47.35%



    JOIN                             $1-          $39,001-       $94,251-
    $100,001-      $143,601-       OVER
    RETURN                 39,000           94,250         100,000
    143,600         256,500     $256,500

    SINGLE       $1-         $23,351-       $56,551-         $60,001-
    $117,951-        OVER
    RETURN    23,350            56,550          60,000           117,950
    256,500    $256,500


    Tax-Exempt
    Yield                     Taxable Yield Equivalent


     3.50%   4.49%  5.38%  5.65%   5.71%    6.22%  6.65%
     4.00%   5.13%  6.15%  6.45%   6.53%    7.11%  7.60%
     4.50%   5.77%  6.92%  7.26%   7.35%    8.00%  8.55%
     5.00%   6.41%  7.69%  8.06%   8.16%    8.89%  9.50%
     5.50%   7.05%  8.46%  8.87%   8.98%    9.78% 10.45%
     6.00%   7.69%  9.23%  9.68%   9.80%   10.67% 11.40%



     6.50%   8.33% 10.00% 10.48%  10.61%   11.56% 12.35%
     7.00%   8.97% 10.77% 11.29%  11.43%   12.44% 13.30%
     7.50%   9.62% 11.54% 12.10%  12.24%   13.33% 14.25%
     8.00%  10.26% 12.31% 12.90%  13.06%   14.22% 15.19%

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.
*Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
The Fund's average annual total returns for the one-year period ended October 31, 1995, and for the period from December 31, 1993 (date of initial public investment) through October 31, 1995, were 3.51% and 3.04%, respectively.



PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   O LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.



In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated Investors managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.


*Source:  Investment Company Institute
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.


APPENDIX

STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1      Very strong or strong capacity to pay principal and interest.
   Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.



SP-2      Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.) COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1       This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2       Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA  Debt rated "AAA" has the highest rating assigned by S&P.  Capacity to
pay interest and repay principal is     extremely strong.
AA   Debt rate "AA" has a very strong capacity to pay interest and repay principal and differs from the highest  rated issues only in small degree.
A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODY'S INVESTORS SERVICE, INC.



SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG1      This designation denotes best quality.  There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2      This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.


VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
COMMERCIAL PAPER (CP) RATINGS
P-1            Issuers rated PRIME-1 (or related supporting institutions)
     have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity
P-2            Issuers rated PRIME-2 (or related supporting institutions)
     have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA            Bonds which are rated AAA are judged to be of the best
     quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes is can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.



A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.
NR(1)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AAA" by S&P or "AAA" by Moody's.
NR(2)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "AA" by Moody's.
NR(3)     The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.




Cusip 314229782






--------------------------------------------------------------------------------
MARYLAND MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
PROSPECTUS

The shares of Maryland Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Maryland municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Maryland, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and the personal income taxes imposed by the State of Maryland and Maryland municipalities consistent with stability of principal and liquidity.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                         1
--------------------------------------------------
FINANCIAL HIGHLIGHTS                             2
--------------------------------------------------
GENERAL INFORMATION                              3
--------------------------------------------------
INVESTMENT INFORMATION                           3
--------------------------------------------------
  Investment Objective                           3
  Investment Policies                            3
  Maryland Municipal Securities                  6
  Investment Risks                               6
  Non-Diversification                            7
  Investment Limitations                         7
FUND INFORMATION                                 7
--------------------------------------------------
  Management of the Fund                         7
  Distribution of Shares                         8
  Administration of the Fund                     9
NET ASSET VALUE                                  9
--------------------------------------------------
HOW TO PURCHASE SHARES                           9
--------------------------------------------------
  Special Purchase Features                     10

HOW TO REDEEM SHARES                            10
--------------------------------------------------
  Special Redemption Features                   12

ACCOUNT AND SHARE INFORMATION                   12
--------------------------------------------------
TAX INFORMATION                                 13
--------------------------------------------------
  Federal Income Tax                            13
  State and Local Taxes                         13

PERFORMANCE INFORMATION                         14
--------------------------------------------------
FINANCIAL STATEMENTS                            15
--------------------------------------------------
REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                   25
--------------------------------------------------
ADDRESSES                                       26
--------------------------------------------------


                                       I

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                      SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)....................       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).........       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
  proceeds, as applicable).......................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)...............................       None
Exchange Fee.....................................................................................       None


                                       ANNUAL FUND OPERATING EXPENSES
                                  (As a percentage of average net assets)
Management Fee (after waiver) (1)................................................................      0.00%
12b-1 Fee........................................................................................       None
Total Other Expenses.............................................................................      0.65%
  Shareholder Services Fee (after waiver) (2).........................................      0.24%
        Total Fund Operating Expenses (3)........................................................      0.65%


(1) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 1.16% absent the voluntary waivers of the management fee and a portion of the shareholder services fee.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                             1 YEAR     3 YEARS    5 YEARS   10 YEARS
-----------------------------------------------------------------  ---------  ---------  ---------  ---------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of
each time period.................................................     $7         $21        $36        $81


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                       1

MARYLAND MUNICIPAL CASH TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 25.

                                                                          YEAR ENDED OCTOBER 31,
                                                                          -----------------------
                                                                             1995       1994(a)
------------------------------------------------------------------------  ----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $    1.00   $    1.00
------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------
  Net investment income                                                        0.03        0.01
------------------------------------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------------------------------------
  Distributions from net investment income                                    (0.03)      (0.01)
------------------------------------------------------------------------  ----------  -----------
NET ASSET VALUE, END OF PERIOD                                            $    1.00   $    1.00
------------------------------------------------------------------------  ----------  -----------
                                                                          ----------  -----------
TOTAL RETURN (b)                                                               3.36%       1.30%
------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------
  Expenses                                                                     0.65%       0.46%*
------------------------------------------------------------------------
  Net investment income                                                        3.30%       2.68%*
------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                             0.51%       0.53%*
------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                   $51,400       $56,275
------------------------------------------------------------------------


*   Computed on an annualized basis.

(a) Reflects operations for the period from May 9, 1994 (date of initial public investment) to October 31, 1994. For the period from April 25, 1994 (start of business) to May 9, 1994, the Fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                                       2

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The Fund is designed for financial institutions acting in an agency or fiduciary capacity as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in short-term Maryland municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Maryland taxpayers because it invests in municipal securities of that state. A minimum initial investment of $10,000 within a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Maryland and Maryland municipalities consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of Maryland municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, the Fund will invest so that at least 80% of the its annual interest income is exempt from federal regular income tax and Maryland state and local income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Maryland and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and Maryland state and local income

                                       3

tax ("Maryland Municipal Securities"). Examples of Maryland Municipal Securities include, but are not limited to:

    - tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

    - bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

    - municipal commercial paper and other short-term notes;

    - variable rate demand notes;

    - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

    - participation, trust, and partnership interests in any of the foregoing obligations.

    VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

    PARTICIPATION INTERESTS. The Fund may purchase interests in Maryland Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Maryland Municipal Securities.

    MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT  ENHANCEMENT.    Certain  of the  Fund's  acceptable  investments  may be
credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party
                                       4

providing   the  credit  enhancement  will  adversely  affect  the  quality  and marketability of the underlying security.

The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.
Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.
The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the

                                       5

organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Maryland Municipal Securities is subject to the federal alternative minimum tax.

MARYLAND MUNICIPAL SECURITIES

Maryland Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Maryland Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Maryland Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Maryland Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Maryland Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Maryland Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Maryland Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Maryland Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Maryland Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of

                                       6

any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

NON-DIVERSIFICATION

The Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge more than 15% of the value of its total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

    ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

                                       7

    ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

   Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of shares, computed at an annual rate, to obtain certain personal services for shareholders and provide the maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon

                                       8

which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor may pay financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide certain services to shareholders. These services may include, but are not limited to, distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of shares. Any fees paid for these services by the distributor will be reimbursed by the adviser and not the Fund.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

            MAXIMUM FEE              AVERAGE AGGREGATE DAILY NET ASSETS
        --------------------        ------------------------------------
             .15 of 1%               on the first $250 million
             .125 of 1%              on the next $250 million
             .10 of 1%               on the next $250 million
             .075 of 1%              on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which on the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $10,000 or more

                                       9

within a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 1:00 p.m. (Eastern time). The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Maryland Municipal Cash Trust; Fund Number (this number can be found on the account statement or by contacting the Fund.); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING  SHARES BY  CHECK.  Shares  may be  purchased by sending  a check to:
Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Maryland Municipal Cash Trust. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH  A FINANCIAL INSTITUTION.   Shares may  be redeemed  by
contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined

                                       10

after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, P.O. Box 8600, Boston, MA
02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.
The written request should state: the Fund name; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor

                                       11

institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the checkwriting program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $10,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS.    Dividends  are  declared daily  and  paid  monthly.  Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each shareholder has one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio, only shares of that portfolio are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only

                                       12

for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Maryland. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

MARYLAND TAXES. Under existing Maryland laws, distributions made by the Fund will not be subject to Maryland state or local income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest on tax-exempt obliga-
tions of Maryland or its political subdivisions or authorities; (ii) interest on obligations of the United States or an authority, commission, instrumentality, possession or territory of the United States; or (iii) gain realized by the Fund from the sale or exchange of bonds issued by Maryland, a political

                                       13

subdivision of Maryland, or the United States government (excluding obligations issued by the District of Columbia, a territory or possession of the United States, or a department, agency, instrumentality, or political subdivision of the District, territory or possession). Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Maryland income taxes.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return, yield, effective yield, and tax-equivalent yield.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

                                       14

MARYLAND MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
    AMOUNT                                                                         RATING*       VALUE
--------------     ------------------------------------------------------------    -------    -----------
SHORT-TERM MUNICIPAL SECURITIES--98.6%
-------------------------------------------------------------------------------
                   MARYLAND--92.0%
                   ------------------------------------------------------------
$1,190,000         Anne Arundel County, MD, 4.00% Bonds, 4/1/1996                    AA+      $ 1,191,951
                   ------------------------------------------------------------
 2,000,000         Anne Arundel County, MD, EDRB (Series 1988), 3.80% CP
                   (Baltimore Gas & Electric Co.), Mandatory Tender 11/16/1995       A-1        2,000,000
                   ------------------------------------------------------------
 2,000,000         Anne Arundel County, MD, EDRB (Series 1988), 3.90% CP
                   (Baltimore Gas & Electric Co.), Mandatory Tender 1/16/1996        A-1        2,000,000
                   ------------------------------------------------------------
 2,000,000         Anne Arundel County, MD, EDRB (Series 1988), 3.90% CP
                   (Baltimore Gas & Electric Co.), Mandatory Tender 12/13/1995       A-1        2,000,000
                   ------------------------------------------------------------
 2,475,000         Baltimore County, MD IDA, (Series 1994A) Weekly VRDNs (Pitts
                   Realty Limited Partnership)/(PNC Bank, NA, Delaware LOC)          P-1        2,475,000
                   ------------------------------------------------------------
 1,900,000         Baltimore County, MD Metropolitan District, Special
                   Assessment Bonds-63rd Issue, 5.70% Bonds, 7/1/1996                Aaa        1,922,883
                   ------------------------------------------------------------
 3,000,000 (a)     Baltimore County, MD, Puttable T-E Rec, Series 20, Der
                   Inverse T-E Rec (Series-20) Weekly VRDNs (Morgan Guaranty
                   Trust Co., New York LIQ)                                         VMIG1       3,000,000
                   ------------------------------------------------------------
 2,700,000         Baltimore County, MD, Revenue Bonds (1994 Issue) Weekly
                   VRDNs (Direct Marketing Associates, Inc. Facility)/(First
                   National Bank of Maryland, Baltimore LOC)                         A-1        2,700,000
                   ------------------------------------------------------------
   500,000         Baltimore, MD PCR Weekly VRDNs (SCM Plants, Inc.)/(Barclays
                   Bank PLC, London LOC)                                            A-1+          500,000
                   ------------------------------------------------------------
 2,000,000         Baltimore, MD, (Series 1988) Weekly VRDNs (Cherill
                   Associated Facility)/(Nationsbank of Maryland, N.A. LOC)          P-1        2,000,000
                   ------------------------------------------------------------
 1,500,000         Cecil County, MD, County Commissioners EDRB (Series 1988S)
                   Weekly VRDNs (Williams Mobile Offices, Inc.)/(First National
                   Bank of Maryland, Baltimore LOC)                                  A-1        1,500,000
                   ------------------------------------------------------------


                                       15

MARYLAND MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
    AMOUNT                                                                         RATING*       VALUE
--------------     ------------------------------------------------------------    -------    -----------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------------
                   MARYLAND--CONTINUED
                   ------------------------------------------------------------
$  995,000         Elkton, MD, Revenue Refunding Bonds (Series 1992) Weekly
                   VRDNs (Highway Service Ventures, Inc. Facility)/(First Union
                   National Bank, Charlotte, NC LOC)                                 A-1      $   995,000
                   ------------------------------------------------------------
 3,141,000         Hartford County, MD, (Series 1989) Weekly VRDNs (Hartford
                   Commons Associates Facility)/(Nationsbank of Virginia, N.A.
                   LOC)                                                              P-1        3,141,000
                   ------------------------------------------------------------
 2,000,000         Maryland EDC, Pooled Financing Revenue Bonds, (Series 1995)
                   Weekly VRDNs (Maryland Municipal Bond Fund)/(Nationsbank of
                   Maryland, N.A. LOC)                                               A-1        2,000,000
                   ------------------------------------------------------------
   500,000         Maryland Health & Higher Educational Facilities Authority,
                   (Series 1985B) Weekly VRDNs (First National Bank of Chicago
                   LOC)                                                             VMIG1         500,000
                   ------------------------------------------------------------
 1,900,000         Maryland Health & Higher Educational Facilities Authority,
                   ACESsm Revenue Bonds (Series 1994) Weekly VRDNs (Daughters
                   of Charity)                                                      VMIG1       1,900,000
                   ------------------------------------------------------------
 1,000,000         Maryland Health & Higher Educational Facilities Authority,
                   Revenue Bonds (Series 1992B) Weekly VRDNs (North Arundel
                   Hospital)/(Mellon Bank NA, Pittsburgh LOC)                       VMIG1       1,000,000
                   ------------------------------------------------------------
 2,000,000         Maryland State Energy Financing Administration, Annual
                   Tender Solid Waste Disposal Revenue Refunding Bonds, 4.30%
                   TOBs (Nevamar Corp.)/(International Paper Co. GTD), Optional
                   Tender 9/1/1996                                                   A-         2,000,000
                   ------------------------------------------------------------
 2,400,000         Maryland State IDFA Kelly Springfield Tire, Economic
                   Development Revenue Refunding Bonds (Series 1994) Weekly
                   VRDNs (Johnson Controls, Inc.)                                   VMIG1       2,400,000
                   ------------------------------------------------------------
 2,000,000         Montgomery County, MD EDA Weekly VRDNs (Howard Hughes
                   Medical Center)                                                  A-1+        2,000,000
                   ------------------------------------------------------------
 1,500,000         Montgomery County, MD EDA Weekly VRDNs (U.S. Pharmacopeial
                   Convention Facility)/(Chemical Bank, New York LOC)               VMIG1       1,500,000
                   ------------------------------------------------------------


                                       16

MARYLAND MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
    AMOUNT                                                                         RATING*       VALUE
--------------     ------------------------------------------------------------    -------    -----------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------------
                   MARYLAND--CONTINUED
                   ------------------------------------------------------------
$2,000,000         Montgomery County, MD, Multifamily Housing Revenue Bonds
                   1991 (Issue A) Weekly VRDNs (South Bay Club Apartments --
                   Van Nuys, G.P.)/(General Electric Capital Corp. LOC)             A-1+      $ 2,000,000
                   ------------------------------------------------------------
 2,000,000         Montgomery County, MD, Unlimited GO's, 9.20% Bonds, 6/1/1996     NR(1)       2,061,727
                   ------------------------------------------------------------
 1,100,000         Prince George's County, MD, IDRB (Series 1993), 4.00% TOBs
                   (International Paper Co.), Optional Tender 7/15/1996              A-         1,100,000
                   ------------------------------------------------------------
 1,135,000         Washington Suburban Sanitary District, MD, General
                   Construction GO Bonds, 4.50% Bonds, 6/1/1996                      Aa1        1,140,119
                   ------------------------------------------------------------
 2,260,000         Wicomico County, MD, EDRB (Series 1994) Weekly VRDNs (Field
                   Container Co. L.P.)/(Northern Trust Co., Chicago, IL LOC)        A-1+        2,260,000
                   ------------------------------------------------------------               -----------
                       Total                                                                   47,287,680
                   ------------------------------------------------------------               -----------
                   PUERTO RICO--2.7%
                   ------------------------------------------------------------
 1,400,000         Puerto Rico Industrial, Medical & Environmental PCA, (Series
                   1983A), 3.75% TOBs (Reynolds Metals Co.)/(ABN AMRO Bank
                   N.V., Amsterdam LOC), Optional Tender 9/1/1996                   A-1+        1,400,000
                   ------------------------------------------------------------               -----------
                   VIRGIN ISLANDS--3.9%
                   ------------------------------------------------------------
 2,000,000         Virgin Islands HFA, Single Family Mortgage Revenue Refunding
                   Bonds (1995 Series B), 4.375% TOBs (FGIC INS), Optional
                   Tender 2/1/1996                                                  A-1+        2,000,000
                   ------------------------------------------------------------               -----------
                     TOTAL SHORT TERM MUNICIPAL SECURITIES
                     (AT AMORTIZED COST)(b)                                                   $50,687,680
                   ------------------------------------------------------------               -----------
                                                                                              -----------


Securities that are subject to Alternative Minimum Tax represent 47.5% of the portfolio as calculated based upon total portfolio market value.
* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.
(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. These securities have been determined to be liquid under criteria established by the Board of Trustees. At the end of the period, these securities amounted to $3,000,000 which represents 5.8% of net assets.
(b) Also represents cost for federal tax purposes.
Note: The categories of  investments are  shown as  a percentage  of net  assets
      ($51,400,194) at October 31, 1995.

                                       17

MARYLAND MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:
ACES   --Adjustable Convertible Extendible Securities
CP     --Commercial Paper
EDA    --Economic Development Authority
EDC    --Economic Development Commission
EDRB   --Economic Development Revenue Bonds
FGIC   --Financial Guaranty Insurance Company
GO     --General Obligation
GTD    --Guaranty
HFA    --Housing Finance Authority
IDA    --Industrial Development Authority
IDFA   --Industrial Development Finance Authority
IDRB   --Industrial Development Revenue Bonds
INS    --Insured
LIQ    --Liquidity Agreement
LOC    --Letter of Credit
PCA    --Pollution Control Authority
PCR    --Pollution Control Revenue
PLC    --Public Limited Company
TOBs   --Tender Option Bonds
VRDNs  --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                                       18

MARYLAND MUNICIPAL CASH TRUST

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------
Investments in securities, at amortized cost and value               $50,687,680
-------------------------------------------------------------------
Cash                                                                     281,048
-------------------------------------------------------------------
Income receivable                                                        445,550
-------------------------------------------------------------------
Deferred expenses                                                         30,035
-------------------------------------------------------------------  -----------
    Total assets                                                      51,444,313
-------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------
Payable for shares redeemed                                 $   501
----------------------------------------------------------
Income distribution payable                                  10,391
----------------------------------------------------------
Accrued expenses                                             33,227
----------------------------------------------------------  -------
    Total liabilities                                                     44,119
-------------------------------------------------------------------  -----------
NET ASSETS for 51,400,194 shares outstanding                         $51,400,194
-------------------------------------------------------------------  -----------
                                                                     -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------
$51,400,194  DIVIDED BY 51,400,194 shares outstanding                $      1.00
-------------------------------------------------------------------  -----------
                                                                     -----------


(See Notes which are an integral part of the Financial Statements)

                                       19

MARYLAND MUNICIPAL CASH TRUST

STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------
Interest                                                              $2,338,974
--------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------
Investment advisory fee                                   $  296,327
--------------------------------------------------------
Administrative personnel and services fee                    125,000
--------------------------------------------------------
Custodian fees                                                27,900
--------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses      13,996
--------------------------------------------------------
Directors'/Trustees' fees                                        538
--------------------------------------------------------
Auditing fees                                                  9,750
--------------------------------------------------------
Legal fees                                                       263
--------------------------------------------------------
Portfolio accounting fees                                     31,285
--------------------------------------------------------
Shareholder services fee                                     148,133
--------------------------------------------------------
Share registration costs                                      11,607
--------------------------------------------------------
Printing and postage                                          12,082
--------------------------------------------------------
Insurance premiums                                             4,047
--------------------------------------------------------
Miscellaneous                                                  4,673
--------------------------------------------------------  ----------
    Total expenses                                           685,601
--------------------------------------------------------
Waivers--
---------------------------------------------
  Waiver of investment advisory fee            $(295,202)
---------------------------------------------
  Waiver of shareholder services fee              (4,024)
---------------------------------------------  ---------
    Total waivers                                           (299,226)
--------------------------------------------------------  ----------
      Net expenses                                                       386,375
--------------------------------------------------------------------  ----------
        Net investment income                                         $1,952,599
--------------------------------------------------------------------  ----------
                                                                      ----------


(See Notes which are an integral part of the Financial Statements)

                                       20

MARYLAND MUNICIPAL CASH TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             YEAR ENDED       PERIOD ENDED
                                                          OCTOBER 31, 1995  OCTOBER 31, 1994*
                                                          ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------
OPERATIONS--
--------------------------------------------------------
Net investment income                                      $    1,952,599     $     735,164
--------------------------------------------------------  ----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------
Distributions from net investment income                       (1,952,599)         (735,164)
--------------------------------------------------------  ----------------  -----------------
SHARE TRANSACTIONS--
--------------------------------------------------------
Proceeds from sale of shares                                  180,327,160       231,266,672
--------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                               1,800,625           596,061
--------------------------------------------------------
Cost of shares redeemed                                      (187,002,830)     (175,587,494)
--------------------------------------------------------  ----------------  -----------------
    Change in net assets resulting from share
    transactions                                               (4,875,045)       56,275,239
--------------------------------------------------------  ----------------  -----------------
        Change in net assets                                   (4,875,045)       56,275,239
--------------------------------------------------------
NET ASSETS:
--------------------------------------------------------
Beginning of period                                            56,275,239                 0
--------------------------------------------------------  ----------------  -----------------
End of period                                              $   51,400,194     $  56,275,239
--------------------------------------------------------  ----------------  -----------------
                                                          ----------------  -----------------


* For the period from April 25, 1994 (start of business) to October 31, 1994.

(See Notes which are an integral part of the Financial Statements)

                                       21

MARYLAND MUNICIPAL CASH TRUST

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of fifteen non-diversified portfolios. The financial statements included herein are only those of Maryland Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

    FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

    CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1995, 55.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit for any one institution or agency does not exceed 8.3% of total investments.

                                       22

MARYLAND MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

    RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Trust will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

    Additional information on each restricted security held at October 31, 1995 is as follows:

                         SECURITY                         ACQUISITION DATE    ACQUISITION COST
    --------------------------------------------------    ----------------    ----------------
    Baltimore County, Md, Puttable T-E Rec, Series 20     August 11, 1994        $3,000,000


    DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

    OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1995, capital paid-in aggregated $51,400,194. Transactions in shares were as follows:

                                                  YEAR ENDED          PERIOD ENDED
                                               OCTOBER 31, 1995   OCTOBER 31, 1994(a)
---------------------------------------------  ----------------   --------------------
Shares sold                                       180,327,160          231,266,672
---------------------------------------------
Shares issued to shareholders in payment of
distributions declared                              1,800,625              596,061
---------------------------------------------
Shares redeemed                                  (187,002,830)        (175,587,494)
---------------------------------------------  ----------------   --------------------
    Net change resulting from share
    transactions                                   (4,875,045)          56,275,239
---------------------------------------------  ----------------   --------------------
                                               ----------------   --------------------


(a) For the period from April 25, 1994 (start of business) to October 31, 1994.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .50 of 1% of the Fund's average

                                       23

MARYLAND MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------
daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS,") the Fund will pay FSS up to .25 of 1% of daily average net assets of the Trust for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $14,426 and start-up administrative service expenses of $31,506 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses and start-up administrative expenses during the five year period following effective date. For the period ended October 31, 1995, the Fund paid $1,523 and $3,326, respectively, pursuant to this agreement

INTERFUND TRANSACTIONS--During the period ended October 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/or common Officers. These transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $151,635,000 and $168,035,000 respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors of the above companies.

                                       24

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(Maryland Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of Maryland Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights (see page 2 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Maryland Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                          ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 15, 1995

                                       25

ADDRESSES
--------------------------------------------------------------------------------

Maryland Municipal Cash Trust                         Federated Investors Tower
                                                      Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Distributor
              Federated Securities Corp.              Federated Investors Tower
                                                      Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Investment Adviser
              Federated Management                    Federated Investors Tower
                                                      Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Custodian
              State Street Bank and Trust Company     P.O. Box 8600
                                                      Boston, MA 02266-8600
--------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
              Federated Services Company              P.O. Box 8600
                                                      Boston, MA 02266-8600
--------------------------------------------------------------------------------

Independent Public Accountants
              Arthur Andersen LLP                     2100 One PPG Plaza
                                                      Pittsburgh, PA 15222
--------------------------------------------------------------------------------


                                       26


--------------------------------------------------------------------------------
                                 MARYLAND MUNICIPAL
                                 CASH TRUST

                                 PROSPECTUS
                                 A Non-Diversified Portfolio
                                 of Federated Municipal
                                 Trust, an Open-End
                                 Management Investment
                                 Company
                                 Prospectus dated December
                                 31, 1995

[FEDERATED SECURITIES CORP. LOGO]
           Distributor
           A subsidiary of FEDERATED INVESTORS
           FEDERATED INVESTORS TOWER
           PITTSBURGH, PA 15222-3779
           Cusip 314229774
           G00105-01-A (12/95)             [RECYCLED PAPER LOGO]
                                           RECYCLED
                                           PAPER


                        MARYLAND MUNICIPAL CASH TRUST
                  (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of Maryland Municipal Cash Trust (the "Fund"), a portfolio of Federated Municipal Trust (the "Trust") dated December 31, 1995. This Statement is not a prospectus. You may request a copy of the prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-235-4669.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779

                        Statement dated December 31, 1995
Federated Securities Corp.
Distributor
A subsidiary of Federated Investors



INVESTMENT POLICIES              2

 Acceptable Investments          2
 Participation Interests         2
 Municipal Leases                2
 Ratings                         3
 When-Issued and Delayed
  Delivery Transactions          4
 Repurchase Agreements           4
 Reverse Repurchase Agreements   5
 Credit Enhancement              5
MARYLAND INVESTMENT RISKS        6

INVESTMENT LIMITATIONS           7

 Regulatory Compliance          11
FEDERATED MUNICIPAL TRUST
MANAGEMENT                      11

 Share Ownership                21
 Trustees Compensation          21
 Trustee Liability              23
INVESTMENT ADVISORY SERVICES    23

 Investment Adviser             23
 Advisory Fees                  24
BROKERAGE TRANSACTIONS          24

OTHER SERVICES                  26

 Fund Administration            26



 Custodian and Portfolio
  Recordkeeper                  26
 Transfer Agent                 27
 Independent Public Accountants 27
SHAREHOLDER SERVICES AGREEMENT  27

DETERMINING NET ASSET VALUE     28

REDEMPTION IN KIND              29

MASSACHUSETTS PARTNERSHIP LAW   29

THE FUND'S TAX STATUS           30

PERFORMANCE INFORMATION         30

 Yield                          30
 Effective Yield                31
 Tax-Equivalent Yield           31
 Tax-Equivalency Table          31
 Total Return                   33
 Performance Comparisons        33
ABOUT FEDERATED INVESTORS       34

APPENDIX                        36




INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security, the issuer of any demand feature applicable to the security, or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Board of Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or FIN-1+, FIN-1, or FIN-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The



Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
MARYLAND INVESTMENT RISKS

The state of Maryland's economy differs from that of the nation, with a heavier dependence on government, services (particularly business, engineering, and management services), and trade than the typical state and less reliance on manufacturing. The state's economic structure reflects its proximity to Washington D.C. with one-tenth of civilian wages paid in the state coming from federal agencies located in Maryland and 10% of Maryland's personal income originating from jobs in the District of Columbia. Although this structure adds a degree of concentration risk, the wages earned by Maryland's federal workers also contributes to the state's above average income and below average unemployment figures. In 1993, Maryland's per capita personal income was the fifth highest in the nation. Although the Maryland economy is rebounding from the recession in the early 1990s, the pace of job growth has trailed that of the nation. This weakness is expected to continue and is largely attributable to the recent restructuring within the government and defense-related industries.
State finances are well-managed with strong administrative control exercised by the State Board of Public Works, which is comprised of the governor, the treasurer, and the controller. The revenue stream is well diversified relying heavily on sales, income and a variety of other taxes (including a state property tax). The finances of the state have improved significantly since the recession in the early 1990s. The state went from a significant deficit position in 1992 to a healthy surplus in both 1994 and 1995. Although Maryland remains one of the nations more indebted states, it has restrained borrowings in recent years resulting in a more modest debt burden. Maryland relies on its Debt Affordability Committee to formulate annual guidelines for prudent debt issuance. For fiscal year 1996, the state legislature mandated that the state fund a State Reserve Fund and a revenue stabilization account. These funds should provide an additional cushion in the case of future financial hardships.


The Fund's concentration in securities issued by the state and its political subdivisions provide a greater level of risk than a fund which is diversified across a number of states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the state; and the underlying fiscal condition of the state, its counties, and its municipalities.
INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not   sell any securities short or purchase any securities on
margin but may obtain such short-term credits as may be necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed.
The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge.
LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may acquire publicly or nonpublicly issued Maryland municipal securities or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations, and its Declaration of Trust.
INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.





CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities, if as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under federal securities law, except for restricted securities determined to be liquid under criteria established by the Trustees.
INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.



INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers (including companies responsible for paying principal and interest on industrial development bonds) which have records of less than three years of continuous operations, including the operation of any predecessor.
INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES
The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings associations having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.


REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


FEDERATED MUNICIPAL TRUST MANAGEMENT

OFFICERS AND TRUSTEES ARE LISTED WITH THEIR ADDRESSES, BIRTHDATES, PRESENT POSITIONS WITH FEDERATED MUNICIPAL TRUST, AND PRINCIPAL OCCUPATIONS.


John F. Donahue@*
Federated Investors Tower



Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee



President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.





James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.



Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Glen R. Johnson *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee



Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.



Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.



President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee



Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.





J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.;



Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


 Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.






David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President,



Federated Shareholder Services; Vice President, Federated Administrative Services; Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund,



Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.





SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.
As of December 4, 1995, the following shareholders of record owned 5% or more of the outstanding shares of the Maryland Municipal Cash Trust: United Communications Group, Rockville, MD, 14.25%; Charles Bresler, Washington, D.C., 14.56%; and James G. Robinson, Baltimore, MD, 16.97%.
TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*#          FROM FUND COMPLEX +


John F. Donahue     $0             $0 for the Trust and
Chairman and Trustee                    68 other investment companies in the
Fund Complex
Thomas G. Bigley    $2,458         $20,688 for the Trust and
Trustee                            49 other investment companies in the Fund
Complex
John T. Conroy, Jr. $3,520         $117,202 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
William J. Copeland $3,520         $117,202 for the Trust and



Trustee                            64 other investment companies in the Fund
Complex
Glen R. Johnson     $0             $0 for the Trust and
President and Trustee                   14 other investment companies in the
Fund Complex
James E. Dowd       $3,520         $117,202 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
Lawrence D. Ellis, M.D.            $3,166    $106,460 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
Edward L. Flaherty, Jr.            $3,520    $117,202 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
Peter E. Madden     $2,757         $90,563 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
Gregor F. Meyer     $3,166         $106,460 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
John E. Murray, Jr.,               $1,762    $0 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
Wesley W. Posvar    $3,166         $106,460 for the Trust and
Trustee                            64 other investment companies in the Fund
Complex
Marjorie P. Smuts   $3,166         $106,460 for the Trust and



Trustee                            64 other investment companies in the Fund
Complex


*Information is furnished for the fiscal year ended October 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of 15 portfolios.
+The information is provided for the last calendar year.


TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.



ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal year ended October 31, 1995, and for the period from April 25, 1994 (start of business), to October 31, 1994, the adviser earned $296,327, and $137,219, respectively, of which $295,202, and $137,147, respectively, were waived.
  STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended October 31, 1995, and for the period from May 9, 1994 (date of initial public investment), to October 31, 1994, the Fund paid no brokerage commissions.


Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Fund's Administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators.") For the fiscal year ended October 31, 1995, and for the period from April 25, 1994 (start of business), to October 31, 1994, the Administrators earned $125,000, and $20,890, respectively. Dr. Henry J. Gailliot, an officer of Federated Management, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.



TRANSFER AGENT
As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, and number of accounts and transactions made by shareholders. INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balance; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Board of Trustees expects that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal year ending October 31, 1995, the Fund paid Shareholder Services fees in the amount of $148,133, of which $4,024 was waived.





DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value. REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.


PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
The Fund's yield for the seven-day period ended October 31, 1995, was 3.35%. EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
The Fund's effective yield for the seven-day period ended October 31, 1995, was 3.41%.
TAX-EQUIVALENT YIELD
The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% tax rate (the maximum effective federal rate for individuals) and assuming that income is 100% exempt.
The Fund's tax-equivalent yield for the seven-day period ended October 31, 1995, was 5.55%.


TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.



                        TAXABLE YIELD EQUIVALENT FOR 1995
                                STATE OF MARYLAND
                            INCLUDING LOCAL INCOME TAX

    COMBINED FEDERAL, STATE, AND COUNTY INCOME TAX BRACKET:
              22.50%         35.50%      38.50%       40.00%
    45.00%             48.60%


    SINGLE       $1-          $23,351-     $56,551-     $100,001-
    $117,951-          OVER
    RETURN    23,350            56,550       100,000      117,950
    256,500           256,500


    Tax-Exempt
    Yield                Taxable Yield Equivalent


     2.00%  2.58%    3.10%   3.25%  3.33%   3.64%      3.89%
     2.50%  3.23%    3.88%   4.07%  4.17%   4.55%      4.86%
     3.00%  3.87%    4.65%   4.88%  5.00%   5.45%      5.84%
     3.50%  4.52%    5.43%   5.69%  5.83%   6.36%      6.81%
     4.00%  5.16%    6.20%   6.50%  6.67%   7.27%      7.78%
     4.50%  5.81%    6.98%   7.32%  7.50%   8.18%      8.75%
     5.00%  6.45%    7.75%   8.13%  8.33%   9.09%      9.73%
     5.50%  7.10%    8.53%   8.94%  9.17%  10.00%     10.70%     6.00%
     7.74%  9.30%    9.76%  10.00% 10.91%  11.67%
     6.50%  8.39%   10.08%  10.57% 10.83%  11.82%     12.65%



    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. The local income tax rate is assumed to be 50% of the state rate for all counties excluding Alleghany, Baltimore, Montgomery, Prince George's, Talbot and Worcester.
    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
    * Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
The Fund's average annual total returns for the one-year period ended October 31, 1995, and for the period from May 9, 1994 (date of initial public investment), through October 31, 1995, were 3.36% and 3.16%, respectively.


PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   O LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated Investors managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.

*Source:  Investment Company Institute





TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.


APPENDIX

STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1      Very strong or strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2      Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.) COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1       This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+)
   designation.
A-2       Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA  Debt rated "AAA" has the highest rating assigned by S&P.  Capacity to pay
interest and repay principal is    extremely strong.
AA   Debt rate "AA" has a very strong capacity to pay interest and repay principal and differs from the highest  rated issues only in small degree.
A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODY'S INVESTORS SERVICE, INC.
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or



VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG1      This designation denotes best quality.  There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2      This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.


VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
COMMERCIAL PAPER (CP) RATINGS
P-1            Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity
P-2            Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA            Bonds which are rated AAA are judged to be of the best quality.
     They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes is can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.
NR(1)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AAA" by S&P or "AAA" by Moody's.
NR(2)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "AA" by Moody's.
NR(3)     The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.




Cusip 314229774







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
PROSPECTUS

The shares of California Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term California municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of California, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------
  Investment Objective                                                         3
  Investment Policies                                                          3
  California Municipal Securities                                              5
  Investment Risks                                                             6
  Non-Diversification                                                          6
  Investment Limitations                                                       7

FUND INFORMATION                                                               7
------------------------------------------------------
  Management of the Fund                                                       7
  Distribution of Shares                                                       8
  Administration of the Fund                                                   8

NET ASSET VALUE                                                                9
------------------------------------------------------

HOW TO PURCHASE SHARES                                                         9
------------------------------------------------------
  Special Purchases Features                                                  10

HOW TO REDEEM SHARES                                                          10
------------------------------------------------------
  Special Redemption Features                                                 11

ACCOUNT AND SHARE INFORMATION                                                 12
------------------------------------------------------

TAX INFORMATION                                                               13
------------------------------------------------------
  Federal Income Tax                                                          13
  State and Local Taxes                                                       13

PERFORMANCE INFORMATION                                                       14
------------------------------------------------------

FINANCIAL STATEMENTS                                                          15
------------------------------------------------------

REPORT OF INDEPENDENT
  PUBLIC ACCOUNTANTS                                                          27
------------------------------------------------------

ADDRESSES                                                                     28
------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)........................................              None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)........................................              None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)......................              None
Redemption Fee (as a percentage of amount redeemed, if applicable)...........              None
Exchange Fee.................................................................              None
                                ANNUAL FUND OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver)(1).............................................             0.07%
12b-1 Fee....................................................................              None
Total Other Expenses.........................................................             0.52%
          Shareholder Services Fee (after waiver)(2).........................    0.18%
     Total Operating Expenses(3).............................................             0.59%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 1.09% absent the voluntary waivers of a portion of the management fee and the shareholder services fee.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                      EXAMPLE                          1 year     3 years     5 years     10 years
----------------------------------------------------   ------     -------     -------     --------
You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period.........     $6         $19         $33         $ 74


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


CALIFORNIA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 27.

                                   YEAR ENDED    PERIOD ENDED                     YEAR ENDED SEPTEMBER 30,
                                   OCTOBER 31,    OCTOBER 31,     --------------------------------------------------------
                                      1995          1994(A)       1994      1993      1992      1991      1990     1989(B)
                                   -----------   -------------    -----     -----     -----     -----     -----    -------
NET ASSET VALUE,
BEGINNING OF PERIOD                   $1.00          $1.00        $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
--------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------
  Net investment income                0.03           0.002        0.02      0.02      0.03      0.04      0.05      0.03
--------------------------------
  Net realized loss on
  investments                         (0.01)            --           --        --        --        --        --        --
--------------------------------    -------       --------         ----      ----      ----      ----      ----     -----
  Total from investment
  operations                           0.02           0.002        0.02      0.02      0.03      0.04      0.05      0.03
--------------------------------    -------       --------         ----      ----      ----      ----      ----     -----
CAPITAL CONTRIBUTION                   0.01             --           --        --        --        --        --        --
--------------------------------    -------       --------         ----      ----      ----      ----      ----     -----
LESS DISTRIBUTIONS
--------------------------------
  Distributions from net
  investment income                   (0.03)         (0.002)      (0.02)    (0.02)    (0.03)    (0.04)    (0.05)    (0.03)
--------------------------------    -------      ---------         ----      ----      ----      ----      ----     -----
NET ASSET VALUE, END OF PERIOD        $1.00          $1.00        $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
--------------------------------    -------       --------         ----      ----      ----      ----      ----     -----
TOTAL RETURN (C)                       3.37%          0.23%        2.07%     2.03%     2.83%     4.30%     5.38%     2.95%
--------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------
  Expenses                             0.59%          0.59%*       0.58%     0.54%     0.45%     0.35%     0.38%     0.40%*
--------------------------------
  Net investment income                3.33%          2.71%*       2.03%     2.00%     2.76%     4.19%     5.27%     5.86%*
--------------------------------
  Expense waiver/ reimbursement
  (d)                                  0.50%          0.44%*       0.40%     0.35%     0.58%     0.75%     0.86%     0.89%*
--------------------------------
SUPPLEMENTAL DATA
--------------------------------
  Net assets, end of period (000
  omitted)                          $96,534        $81,563        $74,707   $104,322  $59,709   $56,754   $50,391  $36,628
--------------------------------


* Computed on an annualized basis.

(a) For the one month ended October 31, 1994. The Fund changed its fiscal year-end from September 30, to October 31, beginning September 30, 1994.

(b) Reflects operations for the period from March 15, 1989 (date of initial public offering) to September 30, 1989.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The Fund is designed for banks and other institutions that hold assets for individuals, trusts, estates, or partnerships as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in short-term California municipal securities. The Fund may not be a suitable investment for retirement plans or for non-California taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 within a 90-day period is required.
The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of California municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and California state income tax (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of California and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and California state income tax imposed upon non-corporate taxpayers ("California Municipal Securities"). Examples of California Municipal Securities include, but are not limited to:


     - tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

     - bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

     - municipal commercial paper and other short-term notes;

     - variable rate demand notes;

     - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

     - participation, trust and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     PARTICIPATION INTERESTS. The Fund may purchase interests in California Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying California Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.

The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain California Municipal Securities is subject to the federal alternative minimum tax.

CALIFORNIA MUNICIPAL SECURITIES

California Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

California Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of California Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on California Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of California Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of California Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in California Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these California Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of California Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

NON-DIVERSIFICATION

The Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.


However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of Fund shares, computed at an annual rate, to obtain certain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor may pay financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide certain services to shareholders. These services may include, but are not limited to, distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of shares. Any fees paid for these services by the distributor will be reimbursed by the adviser and not the Fund.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting ser-


vices) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

                                                    AVERAGE AGGREGATE
                    MAXIMUM FEE                      DAILY NET ASSETS
                    -----------                     -----------------
                     .15 of 1%                  on the first $250 million
                     .125 of 1%                 on the next $250 million
                     .10 of 1%                  on the next $250 million
                     .075 of 1%            on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 9:00 a.m., (Pacific time) (12:00 noon Eastern time), 10:00 a.m. Pacific time (1:00 p.m. Eastern time), and as of the close of trading (normally 1:00 p.m. Pacific time or 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $25,000 or more within a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 10:00 p.m. Pacific time (1:00 p.m. Eastern time). The order is considered received immediately. Payment by federal funds must be received before 12:00 noon Pacific time (3:00 p.m. Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention:
EDGEWIRE; For Credit to: California Municipal Cash Trust ; Fund Number (This number can be found on the account statement or by contacting the Fund.); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK.  Shares may be purchased by sending a check to:
Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to California Municipal Cash Trust. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 9:00 a.m. Pacific time (12:00 noon Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 11:00 a.m. Pacific time (2 p.m. Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares" By Mail should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.
The written request should state: the Fund name; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.


DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $25,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each shareholder has one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio, only shares of that portfolio are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.


TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than California. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

CALIFORNIA TAXES. Under existing California laws, distributions made by the Fund will not be subject to California individual income taxes to the extent that such distributions qualify as exempt-interest dividends under the California Revenue and Taxation Code, so long as at the close of each quarter, at least 50 percent of the value of the total assets of the Fund consists of obligations the interest on which is exempt from California taxation under either the Constitution or laws of California or the Constitution or laws of the United States. The Fund will furnish its shareholders with a written note designating exempt-interest dividends within 60 days after the close of its taxable year. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to California individual income taxes.

Dividends of the Fund are not exempt from the California taxes payable by corporations.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return, yield, effective yield, and tax-equivalent yield.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


CALIFORNIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
 AMOUNT                                                                     RATING*      VALUE
----------      --------------------------------------------------------   --------    -----------
SHORT-TERM MUNICIPALS--99.3%
------------------------------------------------------------------------
                CALIFORNIA--95.2%
                --------------------------------------------------------
$1,100,000      California Health Facilities Financing Authority Weekly
                VRDNs (FGIC INS)/(Morgan Guaranty Trust Co., New York
                LIQ)                                                        VMIG1      $ 1,100,000
                --------------------------------------------------------
   100,000      California Health Facilities Financing Authority Weekly
                VRDNs (Santa Barbara Hospital)/(Credit Suisse, Zurich
                LOC)                                                        VMIG1          100,000
                --------------------------------------------------------
 2,400,000      California Health Facilities Financing Authority,
                (Series B) Daily VRDNs (Sutter Health)/(Morgan Guaranty
                Trust Co., New York LOC)                                    VMIG1        2,400,000
                --------------------------------------------------------
 3,000,000      California PCFA, (Series 1988E), 3.75% CP (Pacific Gas &
                Electric Co.)/(Morgan Guaranty Trust Co., New York LOC),
                Mandatory Tender 1/10/1996                                   A-1+        3,000,000
                --------------------------------------------------------
 4,400,000      California PCFA, (Series 1991) Weekly VRDNs (North
                County, CA Recycling & Energy Recovery)/(Union Bank of
                Switzerland, Zurich LOC)                                     A-1+        4,400,000
                --------------------------------------------------------
 1,000,000      California State, 8.50%, 11/1/1995                          NR(3)        1,000,000
                --------------------------------------------------------
 5,000,000      California State, Revenue Anticipation Warrants (Series
                C), 5.75% RANs (Bank of America NT and SA, San
                Francisco, Bank of Nova Scotia, Toronto, Banque
                Nationale de Paris, Canadian Imperial Bank of Commerce,
                Toronto, Chemical Bank, New York, Citibank NA, New York,
                Credit Suisse, Zurich, Morgan Guaranty Trust Co., New
                York, National Westminster Bank, PLC, London, Societe
                Generale North America, Inc., Sumitomo Bank Ltd., Osaka,
                Swiss Bank Corp., Basle, Toronto-Dominion Bank and
                Westdeutsche Landesbank Girozentrale LOCs), 4/25/1996        SP-1        5,021,142
                --------------------------------------------------------
 4,200,000      California Statewide Communities Development Authority,
                (Series A) Weekly VRDNs (Barton Memorial Hospital)/
                (Banque Nationale de Paris LOC)                             VMIG1        4,200,000
                --------------------------------------------------------
 4,000,000      Central Unified School District, CA, Variable Rate
                Certificates of Participation (1995 Financing Project)
                Weekly VRDNs (Bank of California N.A. LOC)                  VMIG1        4,000,000
                --------------------------------------------------------



CALIFORNIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
 AMOUNT                                                                     RATING*      VALUE
----------      --------------------------------------------------------   --------    -----------
SHORT-TERM MUNICIPALS--CONTINUED
------------------------------------------------------------------------
                CALIFORNIA--CONTINUED
                --------------------------------------------------------
$  100,000      Kern County, CA Public Facility Corp. Weekly VRDNs
                (Union Bank of Switzerland, Zurich LOC)                     VMIG1      $   100,000
                --------------------------------------------------------
 1,300,000      Kern County, CA Public Facility Corp. Weekly VRDNs
                (Union Bank of Switzerland, Zurich LOC)                     VMIG1        1,300,000
                --------------------------------------------------------
 1,000,000      Livermore Valley, CA USD, TRANs (Series 1995-96), 4.75%,
                9/19/1996                                                    MIG1        1,005,930
                --------------------------------------------------------
 5,000,000      Long Beach, CA Housing Authority, (1995 Series A) Weekly
                VRDNs (Channel Point Apartments)/(Union Bank, San
                Francisco LOC)                                              VMIG1        5,000,000
                --------------------------------------------------------
 1,000,000      Los Angeles County, CA Metropolitan Transportation
                Authority, 3.80% CP (ABN AMRO Bank N.V., Amsterdam, Bank
                of California N.A., Banque Nationale de Paris, Canadian
                Imperial Bank of Commerce, Toronto and National
                Westminster Bank, PLC, London LOCs), Mandatory Tender
                12/21/1995                                                   P-1         1,000,000
                --------------------------------------------------------
 3,000,000      Los Angeles County, CA Metropolitan Transportation
                Authority, 3.85% CP (ABN AMRO Bank N.V., Amsterdam, Bank
                of California N.A., Banque Nationale de Paris, Canadian
                Imperial Bank of Commerce, Toronto and National
                Westminster Bank, PLC, London LOCs), Mandatory Tender
                11/16/1995                                                   P-1         3,000,000
                --------------------------------------------------------
 4,500,000      Los Angeles County, CA Metropolitan Transportation
                Authority, General Revenue Bonds, (Series 1995-A) Weekly
                VRDNs (Union Station Gateway Project)/(FSA INS)/
                (Societe Generale, Paris LIQ)                                A-1+        4,500,000
                --------------------------------------------------------
 2,400,000      Los Angeles, CA Wastewater System, 3.75% CP, Mandatory
                Tender 12/12/1995                                            P-1         2,400,000
                --------------------------------------------------------
 2,000,000      Los Angeles, CA Wastewater System, 3.85% CP, Mandatory
                Tender 2/21/1996                                             P-1         2,000,000
                --------------------------------------------------------
 3,000,000   (a) Los Angeles, CA Wastewater System, Tender Option
                Certificates, (Series 1995D) Weekly VRDNs (MBIA
                Insurance Corporation INS)/(Canadian Imperial Bank of
                Commerce, Toronto LIQ)                                       A-1+        3,000,000
                --------------------------------------------------------



CALIFORNIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
 AMOUNT                                                                    RATING*        VALUE
----------      --------------------------------------------------------   --------    -----------
SHORT-TERM MUNICIPALS--CONTINUED
------------------------------------------------------------------------
                CALIFORNIA--CONTINUED
                --------------------------------------------------------
$2,000,000      Monterey Peninsula, CA Water Management District Weekly
                VRDNs (Wastewater Reclaimation)/(Sumitomo Bank Ltd.,
                Osaka LOC)                                                  VMIG1      $ 2,000,000
                --------------------------------------------------------
 4,000,000      Orange County, CA IDA, (Series 1985B-Niguel Summit II)
                Weekly VRDNs (Hon Development Corp.)/(Bank of America NT
                and SA, San Francisco LOC)                                  VMIG1        4,000,000
                --------------------------------------------------------
 5,000,000      Orange County, CA IDA, (Series 1991A) Weekly VRDNs (The
                Lakes)/(Citibank NA, New York LOC)                           A-1         5,000,000
                --------------------------------------------------------
 4,000,000      Orange County, CA Local Transportation Authority, Sales
                Tax Revenue Notes, 3.90% CP (Industrial Bank of Japan
                Ltd., Tokyo LOC), Mandatory Tender 12/14/1995                P-1         4,000,000
                --------------------------------------------------------
 4,250,000      Pomona, CA, 4.70% TRANs, 6/28/1996                          SP-1+        4,260,683
                --------------------------------------------------------
 2,400,000      Riverside County, CA, (Series A) Weekly VRDNs
                (Riverside, CA Public Facility Finance)/(Sanwa Bank
                Ltd., Osaka LOC)                                             MIG1        2,400,000
                --------------------------------------------------------
   950,000      Roseville, CA, Hospital Facilities Authority, (Series
                1989A) Weekly VRDNs (Toronto-Dominion Bank LOC)             VMIG1          950,000
                --------------------------------------------------------
 1,600,000      Sacramento, CA, (Series 1990) Weekly VRDNs
                (Administration Center & Courthouse Project)/(Union Bank
                of Switzerland, Zurich LOC)                                 VMIG1        1,600,000
                --------------------------------------------------------
 1,700,000      San Bernardino County, CA, (Series 1985) Weekly VRDNs
                (Woodview Apartments)/(Bank of America NT and SA, San
                Francisco LOC)                                              VMIG1        1,700,000
                --------------------------------------------------------
 3,400,000      San Dimas, CA Redevelopment Agency, (Series 1995) Weekly
                VRDNs (Diversified Shopping Center Project)/ (Morgan
                Guaranty Trust Co., New York LOC)                            A-1+        3,400,000
                --------------------------------------------------------
 1,500,000      San Francisco, CA Redevelopment Finance Agency, (Series
                B1) Weekly VRDNs (Fillmore Center)/(Bank of Nova Scotia,
                Toronto LOC)                                                 A-1+        1,500,000
                --------------------------------------------------------
 1,000,000      Santa Clara County, CA, Housing Authority Weekly VRDNs
                (Benton Park Central Apartments)/(Citibank NA, New York
                LOC)                                                         P-1         1,000,000
                --------------------------------------------------------



CALIFORNIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
 AMOUNT                                                                     RATING*      VALUE
----------      --------------------------------------------------------   --------    -----------
SHORT-TERM MUNICIPALS--CONTINUED
------------------------------------------------------------------------
                CALIFORNIA--CONTINUED
                --------------------------------------------------------
$1,400,000      Santa Clara County-El Comino Hospital District, CA,
                (Series 1985G) Weekly VRDNs (Valley Medical
                Center)/(National Westminster Bank, PLC, London LOC)         A-1+      $ 1,400,000
                --------------------------------------------------------
   400,000      Santa Clara, CA, (Series 1985C) Weekly VRDNs (Santa
                Clara, CA Electric System)/(National Westminster Bank,
                PLC, London LOC)                                             A-1+          400,000
                --------------------------------------------------------
 4,000,000      Santa Cruz County, CA, 4.50% TRANs, 7/11/1996               SP-1+        4,013,281
                --------------------------------------------------------
 1,500,000      Selma, CA, 4.75% TRANs, 6/30/1996                           SP-1+        1,504,106
                --------------------------------------------------------
   710,000      Stockton, CA, (Series 1993) Weekly VRDNs (La Quinta
                Inns, Inc.)/(Nationsbank of Texas, N.A. LOC)                 P-1           710,000
                --------------------------------------------------------
 2,500,000      Temecula Valley Unified School District, CA, 4.50%
                TRANs, 7/5/1996                                             SP-1+        2,508,104
                --------------------------------------------------------
   995,000      Vallejo, CA, Commercial Development Revenue Refunding
                Bonds (1994 Series A) Weekly VRDNs (Vallejo Center
                Associates Project)/(Bank of Tokyo Ltd., Tokyo LOC)          A-1           995,000
                --------------------------------------------------------               -----------
                Total                                                                   91,868,246
                --------------------------------------------------------               -----------
                PUERTO RICO--4.1%
                --------------------------------------------------------
 4,000,000      Puerto Rico Government Development Bank, 3.80% CP,
                Mandatory Tender 12/8/1995                                   A-1+        4,000,000
                --------------------------------------------------------               -----------
                TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                               $95,868,246
                --------------------------------------------------------               -----------


* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. This security has been determined to be liquid under criteria established by the Board of Trustees. At the end of the period, this security amounted to $3,000,000 which represents 3.1% of net assets.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($96,533,858) at October 31, 1995.


CALIFORNIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

CP     -- Commercial Paper
FGIC   -- Financial Guaranty Insurance Company
FSA    -- Financial Security Assurance
IDA    -- Industrial Development Authority
INS    -- Insured
LIQ    -- Liquidity Agreement
LOCs   -- Letter(s) of Credit
LOC    -- Letter of Credit
MBIA   -- Municipal Bond Investors Assurance
PCFA   -- Pollution Control Finance Authority
PLC    -- Public Limited Company
RANs   -- Revenue Anticipation Notes
TRANs  -- Tax and Revenue Anticipation Notes
USD    -- University School District
VRDNs  -- Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)


CALIFORNIA MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                        $95,868,246
-------------------------------------------------------------------------------
Cash                                                                                    267,336
-------------------------------------------------------------------------------
Income receivable                                                                       657,697
-------------------------------------------------------------------------------     -----------
     Total assets                                                                    96,793,279
-------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------
Payable for shares redeemed                                            $  9,263
--------------------------------------------------------------------
Income distribution payable                                             216,978
--------------------------------------------------------------------
Accrued expenses                                                         33,180
--------------------------------------------------------------------   --------
     Total liabilities                                                                  259,421
-------------------------------------------------------------------------------     -----------
NET ASSETS for 96,533,858 shares outstanding                                        $96,533,858
-------------------------------------------------------------------------------     -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$96,533,858 / 96,533,858 shares outstanding                                               $1.00
-------------------------------------------------------------------------------     -----------


(See Notes which are an integral part of the Financial Statements)


CALIFORNIA MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------------------------
Interest                                                                                $3,650,873
------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------
Investment advisory fee                                                   $  465,728
----------------------------------------------------------------------
Administrative personnel and services fee                                    125,000
----------------------------------------------------------------------
Custodian fees                                                                28,922
----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                      42,992
----------------------------------------------------------------------
Directors'/Trustees' fees                                                      2,208
----------------------------------------------------------------------
Auditing fees                                                                 18,633
----------------------------------------------------------------------
Legal fees                                                                    10,375
----------------------------------------------------------------------
Portfolio accounting fees                                                     38,125
----------------------------------------------------------------------
Shareholder services fee                                                     232,864
----------------------------------------------------------------------
Share registration costs                                                      35,569
----------------------------------------------------------------------
Printing and postage                                                           7,059
----------------------------------------------------------------------
Insurance premiums                                                             9,767
----------------------------------------------------------------------
Miscellaneous                                                                  1,839
----------------------------------------------------------------------    ----------
     Total expenses                                                        1,019,081
----------------------------------------------------------------------
Waivers--
----------------------------------------------------------------------
  Waiver of investment advisory fee                          $(402,906)
----------------------------------------------------------
  Waiver of shareholder services fee                           (65,184)
----------------------------------------------------------   ---------
     Total waivers                                                          (468,090)
----------------------------------------------------------------------    ----------
          Net expenses                                                                     550,991
------------------------------------------------------------------------------------    ----------
               Net investment income                                                     3,099,882
------------------------------------------------------------------------------------    ----------
Net realized loss on investments                                                          (750,875)
------------------------------------------------------------------------------------    ----------
     Change in net assets resulting from operations                                     $2,349,007
------------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


CALIFORNIA MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                           YEAR ENDED         PERIOD ENDED         YEAR ENDED
                                        OCTOBER 31, 1995   OCTOBER 31, 1994*   SEPTEMBER 30, 1994
                                        -----------------  ------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------
OPERATIONS--
-------------------------------------
Net investment income                     $   3,099,882       $    189,550        $   1,905,264
-------------------------------------
Net realized gain (loss) on
  investments                                  (750,875)                --                   --
-------------------------------------   -----------------  ----------------    ------------------
     Change in net assets resulting
     from operations                          2,349,007            189,550            1,905,264
-------------------------------------   -----------------  ----------------    ------------------
CAPITAL CONTRIBUTION                            750,875                 --                   --
-------------------------------------   -----------------  ----------------    ------------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------
Distributions from net investment
  income                                     (3,099,882)          (189,550)          (1,905,264)
-------------------------------------   -----------------  ----------------    ------------------
SHARE TRANSACTIONS--
-------------------------------------
Proceeds from sale of shares                361,842,642         30,010,373          362,061,495
-------------------------------------
Net asset value of shares issued to
shareholders in payment of
distributions declared                          471,326             30,088              324,591
-------------------------------------
Cost of shares redeemed                    (347,342,783)       (23,185,135)        (392,000,668)
-------------------------------------   -----------------  ----------------    ------------------
     Change in net assets resulting
     from share transactions                 14,971,185          6,855,326          (29,614,582)
-------------------------------------   -----------------  ----------------    ------------------
          Change in net assets               14,971,185          6,855,326          (29,614,582)
-------------------------------------
NET ASSETS:
-------------------------------------
Beginning of period                          81,562,673         74,707,347          104,321,929
-------------------------------------   -----------------  ----------------    ------------------
End of period                             $  96,533,858       $ 81,562,673        $  74,707,347
-------------------------------------   -----------------  ----------------    ------------------


* For the one month ended October 31, 1994.

(See Notes which are an integral part of the Financial Statements)


CALIFORNIA MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Effective August 13, 1994, California Municipal Cash Trust (the "Fund") was reorganized into an investment portfolio of Federated Municipal Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of fifteen non-diversified portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1995, 76.3% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or


CALIFORNIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     supported (backed) by a letter of credit for any one institution or agency does not exceed 9.2% of total investments.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Trust will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

     Additional information on each restricted security held at October 31, 1995 is as follows:

                         SECURITY                        ACQUISITION DATE     ACQUISITION COST
    --------------------------------------------------   -----------------    -----------------
    Los Angeles, CA, Wastewater System, Tender Option
    Certificates, (Series 1995D) Weekly VRDNs                   6/1/95           $ 3,000,000\




     CHANGE IN FISCAL YEAR--The Fund has changed its fiscal year-end from September 30, to October 31, beginning September 30, 1994.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At
October 31, 1995, capital paid-in aggregated $96,533,858.

Transactions in shares were as follows:


                                                        YEAR ENDED     PERIOD ENDED      YEAR ENDED
                                                       OCTOBER 31,     OCTOBER 31,     SEPTEMBER 30,
                                                           1995           1994*             1994
----------------------------------------------------   ------------    ------------    --------------
Shares sold                                             361,842,642      30,010,373       362,061,495
----------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                      471,326          30,088           324,591
----------------------------------------------------
Shares redeemed                                        (347,342,783)    (23,185,135)     (392,000,668)
----------------------------------------------------   ------------    ------------     -------------
  Net change resulting from share transactions           14,971,185       6,855,326       (29,614,582)
----------------------------------------------------   ------------    ------------     -------------


* For the one month ended October 31, 1994.


CALIFORNIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of daily average net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of this fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CAPITAL CONTRIBUTION--Federated Management made a capital contribution in the amount of $750,875 to California Municipal Cash Trust during the year ended October 31, 1995. The contribution represents the excess over fair market value ($720,000) paid by Federated Management to acquire $4,000,000 par, Orange County, CA, Series B Bonds from the fund on July 10, 1995. The contribution also consists of the cost of an LOC ($30,875) obtained by Federated Management on December 7, 1994 to support the value of the Orange County Bonds. The LOC guaranteed the principal amount of the securities in the event that the issuer did not timely pay the principal at maturity.

These transctions resulted in a permanent book and tax difference. As such, the paid-in-capital and accumulated net realized gain/loss accounts have been adjusted accordingly. This adjustment did not affect net investment income, net realized gains/losses, or net assets.


CALIFORNIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

INTERFUND TRANSACTIONS--During the period ended October 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/or common Officers. These transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $216,700,000 and $205,000,000 respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of

FEDERATED MUNICIPAL TRUST
(California Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of California Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1995, the related statement of operations for the year then ended, changes in net assets for the year ended September 30, 1994, for the period from October 1, 1994, to October 31 1994, and for the year ended October 31, 1995, and the financial highlights (see page 2 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods ended September 30, 1989, through September 30, 1993, were audited by other auditors whose report dated November 12, 1993, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1995, the results of its operations for the year then ended, the changes in net assets for the year ended September 30, 1994, for the period from October 1, 1994, to October 31 1994, and for the year ended October 31, 1995, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 15, 1995


ADDRESSES
--------------------------------------------------------------------------------

California Municipal Cash Trust
                                                          Federated Investors Tower
                                                          Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                Federated Investors Tower
                                                          Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                      Federated Investors Tower
                                                          Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                     P.O. Box 8600
                Trust Company                             Boston, MA 02266-8600
----------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Services Company                P.O. Box 8600
                                                          Boston, MA 02266-8600
----------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                       2100 One PPG Place
                                                          Pittsburgh, PA 15222
----------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      CALIFORNIA MUNICIPAL
                                      CASH TRUST
                                      PROSPECTUS

                                      A Non-Diversified Portfolio of Federated
                                      Municipal Trust, an Open-End Management
                                      Investment Company

                                      Prospectus dated December 31, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779

      CUSIP 314229766
      G00329-01 (12/95)
(LOGO)
                       CALIFORNIA MUNICIPAL CASH TRUST
                  (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)

                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus(es) of California Municipal Cash Trust (the "Fund"), a portfolio of Federated Municipal Trust (the "Trust") dated December 31, 1995. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-235-4669.


   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779

                        Statement dated December 31, 1995
Federated Securities Corp.
Distributor
A subsidiary of Federated Investors



INVESTMENT POLICIES              2

 Acceptable Investments          2
 Participation Interests         2
 Municipal Leases                2
 Ratings                         3
 When-Issued and Delayed Delivery
  Transactions                   4
 Repurchase Agreements           4
 Credit Enhancement              5
CALIFORNIA INVESTMENT RISKS      5

INVESTMENT LIMITATIONS           8

 Regulatory Compliance          12
FEDERATED MUNICIPAL TRUST
MANAGEMENT                       6

 Share Ownership                11
 Trustees Compensation          22
 Trustee Liability              24
INVESTMENT ADVISORY SERVICES    24

 Investment Adviser             24
 Advisory Fees                  25
BROKERAGE TRANSACTIONS          26

OTHER SERVICES                  27

 Fund Administration            27



 Custodian and Portfolio
  Recordkeeper                  28
 Transfer Agent                 14
 Independent Public Accountants 14
SHAREHOLDER SERVICES AGREEMENT  28

DETERMINING NET ASSET VALUE     29

REDEMPTION IN KIND              30

MASSACHUSETTS PARTNERSHIP LAW   30

THE FUND'S TAX STATUS           31

PERFORMANCE INFORMATION         31

 Yield                          16
 Effective Yield                32
 Tax-Equivalent Yield           32
 Tax-Equivalency Table          33
 Total Return                   34
 Performance Comparisons        18
ABOUT FEDERATED INVESTORS       36

 Mutual Fund Market             37
 Institutional Clients          37
 Trust Organizations            37
 Broker/Dealers and Bank
  Broker/Dealer Subsidiaries    37
APPENDIX                        20





INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security, the issuer of any demand feature applicable to the security, or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or FIN-1+, FIN-1, or FIN-2 by Fitch Investors Service, Inc. ("Fitch") are all



considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
CALIFORNIA INVESTMENT RISKS

LIMITS ON TAXING AND SPENDING AUTHORITY
Developments in California ( the "State" or "California") which constrain the taxing and spending authority of California governmental entities could adversely affect the ability of such entities to meet their interest and/or principal payment obligations on securities they have issued or will issue. The following information constitutes only a brief summary and is not intended as a complete description.
In 1978, a statewide referendum approved Proposition 13, an amendment to the California Constitution limiting both the valuation of real property for property tax purposes and the power of local taxing authorities to increase real property tax revenues. To provide revenue to local governments, legislation was enacted shortly thereafter providing for the redistribution to local governments of the State's then existing surplus in its General Fund, reallocation of revenues to local governments, and assumption by the State of certain local government obligations. More recent California legislation has, however, reduced State assistance payments to local governments and reallocated a portion of such payments to the State's General Fund.
In 1979, California voters amended the California Constitution again by passing Article XIII B, which imposes an appropriations limit on the spending authority of certain State and local government entities. The State's appropriations limit is based on its 1978-1979 fiscal year authorizations to expend proceeds of taxes and is adjusted annually to reflect changes in cost of living and population and transfer of financial responsibility from one governmental unit to another. If a California governmental entity raises revenues beyond its appropriations limit, the excess must be returned to the entity's taxpayers within the two subsequent fiscal years, generally by a tax credit, refund, or temporary suspension of tax rates or fee schedules. These spending limitations do not, however, apply to the debt service on obligations existing or legally authorized as of January 1, 1979, or on bonded indebtedness thereafter approved by the voters.
In November 1988, California voters approved Proposition 98. This initiative requires that revenues in excess of amounts permitted to be spent, and which would otherwise be returned by revision of tax rates or fee schedules, be transferred and allocated (up to a maximum of 4%) to the State School Fund and be expended solely for purposes of instructional improvement and accountability. Any funds allocated to the State school fund shall cause the appropriation limits to be annually increased for any such allocation made in the prior year. Proposition 98 also requires the State to provide a minimum level of funding for public schools and community colleges. The initiative permits the enactment of legislation, by a two-thirds vote, to suspend the minimum funding requirement for one year.
On September 28, 1995, the California Supreme Court upheld the constitutionality of Proposition 62. This referendum was approved by the State's voters in 1986, but not enforced due to previous judicial decisions. Proposition 62 requires a two-thirds voter approval for special taxes and a new simple majority approval for general municipal purposes. The future effect of Proposition 62 on the financial performance of California local governments and on note and debt security in unclear. It is possible that court challenges, based on Proposition 62, to taxes raised or imposed after 1986, may reduce general municipal revenues available for financing municipal operations and services, including repayment of tax anticipation notes and other forms of debt such as certificates of participation.
The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.
ECONOMIC DEVELOPMENTS
The California economy is in recovery. Statewide unemployment in September, 1995 was one full percentage point lower that in September, 1994. Major sectors of employment growth have been high tech industries and motion picture production. Gains in these and other sectors have more than offset continued job losses in the aerospace and financial services industries. Other positive economic developments include greatly increased exports, new home construction and retail sales.



As a result of the improvement in the economy, tax revenues have been higher than budgeted. In the first quarter of fiscal year 1996, the State's General (operating) Fund revenues were $525 million (5.3%) above the budget forecast. Financial challenges clearly remain, as the budget for fiscal year 1996 appears to reflect optimism about certain revenue sources, most notably federal government aid for illegal immigrants.
INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its net assets, including the amounts borrowed.
The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.



LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may acquire publicly or non-publicly issued California municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, limitations, and the Trust's Declaration of Trust.
INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or certain money market instruments, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.



INVESTMENTS IN ANY ONE ISSUER
With respect to securities comprising 75% of its assets, the Fund will not invest more than 10% of its total assets in the securities of any one issuer (except cash and cash items, repurchase agreements collateralized by U.S. government securities, and U.S. government obligations).
Under this limitation, each governmental subdivision, including states, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the government body creating it and the security is backed only by its own assets and revenues.
Industrial development bonds backed only by the assets and revenues of a non-governmental user are considered to be issued solely by that user. If in the case of an industrial development bond or government- issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.
The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under federal securities law, except for restricted securities determined to be liquid under criteria established by the Trustees.



INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers (including companies responsible for paying principal and interest on industrial development bonds) which have records of less than three years of continuous operations, including the operation of any predecessor.
INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.



For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in its prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.





FEDERATED MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.




John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.



 James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director,



Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Glen R. Johnson *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.





Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer



Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President



Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.





Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
 Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Company.




Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.



David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Vice President, Federated Administrative Services; Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.



     @ Member of the Executive Committee. The Executive Committee of the
       Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut



Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.


SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.
As of December 4, 1995, the following shareholder(s) of record owned 5% or more of the outstanding shares of the California Municipal Cash Trust:
Citibank NA, Long Island City, NY, 22.15%; Fiduciary Trust Co. International, New York, NY, 16.58%; REPUB & Co. Los Angeles, CA, 8.09%; Borel Bank & Trust, San Mateo, CA, 7.65%, First Interstate Bank, Calabasas, CA, 7.15%; and Piper Jaffray Inc., Minneapolis, MN, 6.45%.


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*#          FROM FUND COMPLEX +


John F. Donahue     $0             $0 for the Trust  and



Chairman and Trustee                    68 other investment companies in the
Fund Complex
Thomas G. Bigley    $2,458         $20,688 for the Trust  and
Trustee                            49 other investment companies in the Fund
Complex
John T. Conroy, Jr. $3,520         $117,202 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex
William J. Copeland $3,520         $117,202 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex
Glen R. Johnson     $0             $0 for the Trust  and
President and Trustee                   14 other investment companies in the
Fund Complex
James E. Dowd       $3,520         $117,202 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex
Lawrence D. Ellis, M.D.            $3,166    $106,460 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex
Edward L. Flaherty, Jr.            $3,520    $117,202 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex
Peter E. Madden     $2,757         $90,563 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex
Gregor F. Meyer     $3,166         $106,460 for the Trust  and



Trustee                            64 other investment companies in the Fund
Complex
John E. Murray, Jr.,               $1,762    $0 for the Trust  and
Trustee                            64  other investment companies in the Fund
Complex
Wesley W. Posvar    $3,166         $106,460 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex
Marjorie P. Smuts   $3,166         $106,460 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex


*Information is furnished for the fiscal year ended October 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of fifteen portfolios.
+The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal year ended October 31, 1995, and for the period from October 1, 1994 to October 31, 1994, the adviser earned $465,758 and $34,909, respectively, of which $402,906 and $30,860, respectively, were waived. For the fiscal year ended September 30, 1994 and 1993, the adviser earned $469,163 and $541,209, respectively, of which $370,160 and $376,910, respectively, were waived.
  STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended October 31, 1995, and for the period from October 1, 1994 to October 31, 1994, as well as the fiscal years ended September 30, 1994 and 1993, the Fund paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Fund's Administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators".) For the fiscal year ended October 31, 1995, and for the period from October 1, 1994 to October 31, 1994, Federated Administrative Services earned $125,000 and $10,617, respectively. For the fiscal year ended September 30, 1994, the Administrators collectively earned $178,552. For the fiscal year ended



September 30, 1993, Federated Administrative Services, Inc., earned $235,058. Dr. Henry J. Gailliot, an officer of Federated Management, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. TRANSFER AGENT
As transfer agent, Federated Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
INDEPENDENT PUBLIC ACCOUNTANTS
 The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by:
(1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal year ended October 31, 1995, the Fund paid shareholder services fees in the amount of $232,864, of which $65,184 were waived.
DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value. REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.





YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
The Fund's yield for the seven-day period ended October 31, 1995, was 3.31%. EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
The Fund's effective yield for the seven-day period ended October 31, 1995, was 3.37%.
TAX-EQUIVALENT YIELD
The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% tax rate (the maximum effective federal rate for individuals) and assuming that income is 100% exempt.
The Fund's tax-equivalent yield for the seven-day period ended October 31, 1995, was 6.70%.





TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.



                        TAXABLE YIELD EQUIVALENT FOR 1995

                                State of California


                                   TAX BRACKET
    Combined Federal
    and State
    Tax Bracket:       21.00%    37.30%     40.30%      46.00%   49.60%
    50.60%

    Joint                     $1-                   $39,001-     $94,251-
             $143,601-               $256,501-                OVER
    Return                $39,00            $94,250    $143,600
    $256,500                 $429,858                 $429,858

 Tax-Exempt



       Yield                                                          Taxable
Yield Equivalent
     1.50%     1.90%    2.39%     2.51%      2.78%2.98%                3.04%
     2.00      2.53     3.19      3.35       3.70        3.97          4.05
     2.50      3.16     3.99      4.19       4.63        4.96          5.06
     3.00      3.80     4.78      5.03       5.56        5.95          6.07
     3.50      4.43     5.58      5.86       6.48        6.94          7.09
     4.00      5.06     6.38      6.70       7.41        7.94          8.10
     4.50      5.70     7.18      7.54       8.33        8.93          9.11
     5.00      6.33     7.97      8.38       9.26        9.92          10.12
     5.50      6.96     8.77      9.21      10.19        10.91         11.13

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. If you itemize deductions, your taxable yield equivalent will be lower.
    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
    *Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
The average annual total returns for the one-year and five-year periods ended October 31, 1995, and for the period from April 3, 1989 (date of initial public investment) through October 31, 1995, were 3.37%, 2.87%, and 3.52%, respectively.



PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   O LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.



ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated Investors managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.



MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.


*Source:  Investment Company Institute

TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.


APPENDIX


STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1      Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2      Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.) COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1       This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+)
   designation.
A-2  Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA  Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay
interest and repay principal is    extremely strong.
AA   Debt rate "AA" has a very strong capacity to pay interest and repay principal and differs from the highest  rated issues only in small degree.
A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODY'S INVESTORS SERVICE, INC.
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG1      This designation denotes best quality. There is present strong
protection by established cash flows, superior         liquidity support or
demonstrated broad based access to the market for refinancing.
MIG2      This designation denotes high quality. Margins of protection are
ample although not so large as in the             preceding group.


VARIABLE  RATE  DEMAND  NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS



Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity.
In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
COMMERCIAL PAPER (CP) RATINGS
P-1            Issuers rated PRIME-1 (or related supporting institutions) have
  a superior capacity for repayment of short-          term promissory
  obligations. PRIME-1 repayment capacity will normally be evidenced by the
  following              characteristics: leading market positions in well
  established industries, high rates of return on funds
   employed, conservative capitalization structure with moderate reliance on
  debt and ample asset             protection, broad margins in earning
  coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity
P-2            Issuers rated PRIME-2 (or related supporting institutions) have
  a strong capacity for repayment of short-            term promissory
  obligations. This will normally be evidenced by many of the characteristics
  cited             above, but to a lesser degree. Earnings trends and
  coverage ratios, while sound, will be more subject             to variation.
  Capitalization characteristics, while still appropriate, may be more



  affected by external        conditions. Ample alternate liquidity is
  maintained.
LONG-TERM DEBT RATINGS
AAA       Bonds which are rated AAA are judged to be of the best quality. They
carry the smallest degree of investment      risk and are generally referred
to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes is can be visualized
are most unlikely to impair the fundamentally strong position of      such
issues.
AA Bonds which are rated AA are judged to be of high quality by all
standards. Together with the AAA group,      they comprise what are generally
known as high grade bonds. They are rated lower than the best bonds   because
margins of protection may not be as large as in AAA securities or fluctuation
of protective elements   may be of greater amplitude or there may be other
elements present which make the long-term risks appear      somewhat larger
than in AAA securities.
A  Bonds which are rated A possess many favorable investment attributes and
are to be considered as upper      medium grade obligations. Factors giving
security to principal and interest are considered adequate but   elements may
be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.
NR(1)     The underlying issuer/obligor/guarantor has other outstanding debt
rated "AAA" by S&P or "Aaa" by               Moody's.



NR(2)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "Aa" by Moody's.
NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.





Cusip 314229766







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
CASH II SHARES
PROSPECTUS

The Cash II Shares of New York Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term New York municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of New York, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--CASH II SERIES                                           2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  New York Municipal Securities                                                5
  Investment Risks                                                             6
  Non-Diversification                                                          6
  Investment Limitations                                                       7

FUND INFORMATION                                                               7
------------------------------------------------------

  Management of the Fund                                                       7
  Distribution of Cash II Shares                                               8
  Administration of the Fund                                                   9

NET ASSET VALUE                                                                9
------------------------------------------------------

HOW TO PURCHASE SHARES                                                         9
------------------------------------------------------

  Special Purchase Features                                                   10

HOW TO REDEEM SHARES                                                          10
------------------------------------------------------

  Special Redemption Features                                                 11

ACCOUNT AND SHARE INFORMATION                                                 12
------------------------------------------------------

TAX INFORMATION                                                               12
------------------------------------------------------

  Federal Income Tax                                                          12
  State and Local Taxes                                                       13

OTHER CLASSES OF SHARES                                                       13
------------------------------------------------------

PERFORMANCE INFORMATION                                                       14
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SERVICE SHARES                                                15
------------------------------------------------------

FINANCIAL STATEMENTS                                                          16
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                                                 31
------------------------------------------------------

ADDRESSES                                                                     32
------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                        CASH II SHARES
                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)........................................              None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)........................................              None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)......................              None
Redemption Fee (as a percentage of amount redeemed, if applicable)...........              None
Exchange Fee.................................................................              None
                                   ANNUAL OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver) (1)............................................             0.29%
12b-1 Fee (after waiver) (2).................................................             0.02%
Total Other Expenses.........................................................             0.40%
     Shareholder Services Fee (after waiver) (3).............................    0.23%
          Total Operating Expenses (4).......................................             0.71%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The maximum 12b-1 fee is 0.25%.

(3) The maximum shareholder services fee is 0.25%.

(4) The total operating expenses would have been 1.07% absent the voluntary waivers of a portion of the management fee, a portion of the 12b-1 fee and a portion of the shareholder services fee.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Cash II Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                       EXAMPLE                         1 year  3 years  5 years 10 years
-----------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period........... $    7 $    23  $    40  $    88


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


NEW YORK MUNICIPAL CASH TRUST

FINANCIAL HIGHLIGHTS--CASH II SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 31.

                                                           YEAR ENDED OCTOBER 31,
                                             ---------------------------------------------------
                                              1995       1994      1993**      1992      1991(A)
                                             ------     ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00     $ 1.00     $1.00      $ 1.00     $ 1.00
------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------
  Net investment income                        0.03       0.02      0.02        0.03       0.02
------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------
  Distributions from net investment income    (0.03)     (0.02)    (0.02 )     (0.03)     (0.02 )
------------------------------------------   ------     ------     -----      ------     ------
NET ASSET VALUE, END OF PERIOD               $ 1.00     $ 1.00     $1.00      $ 1.00     $ 1.00
------------------------------------------   ------     ------     -----      ------     ------
TOTAL RETURN (B)                               3.37%      2.15%     1.98 %      2.86%      2.20 %
------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------
  Expenses                                     0.71%      0.71%     0.71 %      0.73%      0.46 %*
------------------------------------------
  Net investment income                        3.20%      2.19%     1.96 %      2.46%      4.08 %*
------------------------------------------
  Expense waiver/reimbursement(c)              0.36%      0.21%     0.17 %        --         --
------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------
  Net assets, end of period (000 omitted)    $14,439    $134,051   $58,884    $4,641        $56
------------------------------------------


  * Computed on an annualized basis.

 ** Prior to November 9, 1992, the Fund provided three classes of shares

(a) Reflects operations for the period from April 25, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to the Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Cash II Shares and Institutional Service Shares. This prospectus relates only to Cash II Shares of the Fund, which are designed to provide a cash management vehicle for certain customers of financial institutions which would include corporations and municipalities, as well as larger individual accounts, seeking a high level of cash management services from the participating institution. The Fund may not be a suitable investment for retirement plans or for non-New York taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 within a 90 day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of New York municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of New York and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax, the personal income taxes imposed by New York State and New York municipalities, and New York State income tax imposed upon non-corporate taxpayers ("New York Municipal Securities"). Examples of New York Municipal Securities include, but are not limited to:

     - tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

     - bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

     - municipal commercial paper and other short-term notes;

     - variable rate demand notes;

     - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

     - participation, trust and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     PARTICIPATION INTERESTS. The Fund may purchase interests in New York Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying New York Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.
CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.

The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain New York Municipal Securities is subject to the federal alternative minimum tax.

NEW YORK MUNICIPAL SECURITIES

New York Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

New York Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of New York Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on New York Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of New York Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of New York Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in New York Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these New York Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of New York Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

NON-DIVERSIFICATION

The Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.


INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being pur-


chased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF CASH II SHARES

Federated Securities Corp. is the principal distributor for Cash II Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of .25 of 1% of the average daily net asset value of Cash II Shares to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide services or distribution-related support services as agents for their clients or customers.

The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up .25 of 1% of the average daily net asset value of Cash II Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Federated Shareholders Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. With respect to Cash II Shares, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.


ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

                            AVERAGE AGGREGATE
 MAXIMUM FEE                DAILY NET ASSETS
--------------    -------------------------------------
  .15 of 1%             on the first $250 million
  .125 of 1%            on the next $250 million
  .10 of 1%             on the next $250 million
  .075 of 1%       on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of Cash II Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $25,000 within a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 3:00 p.m. (Eastern time). The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Services Company, c/o State, Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: New York Municipal Cash Trust, Cash II Shares; Fund Number (This number can be found on the account statement or by contacting the Fund.); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK.  Shares may be purchased by sending a check to:
Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to New York Municipal Cash Trust--Cash II Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. The check writing service allows shareholders to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $25,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.


ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each shareholder has one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than New York. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

NEW YORK TAXES. Under existing New York laws, distributions made by the Fund will not be subject to New York State or New York City personal income taxes to the extent that such distributions qualify as exempt-interest dividends the Internal Revenue Code, and represent interest income attributable to obligations issued of the State of New York and its political subdivisions as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to New York State and New York City personal income taxes.

The Fund cannot predict in advance the exact portion of its dividends that will be exempt from New York State and New York City personal income taxes. However, the Fund will report to shareholders at least annually what percentage of the dividends it actually paid is exempt from such taxes.

Dividends paid by the Fund are exempt from the New York City unincorporated business taxes to the same extent that they are exempt from the New York City personal income taxes.

Dividends paid by the Fund are not excluded from net income in determining New York State or New York City franchise taxes on corporations or financial institutions.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Institutional Service Shares that are sold primarily to banks and other institutions that hold assets for individuals, trusts, estates, or partnerships. Institutional Service Shares are sold at net asset value and are subject to a Rule 12b-1 Plan and a Shareholder Services Agreement. Investments in Institutional Service Shares are subject to a minimum initial investment of $25,000 within a 90-day period.

Cash II Shares and Institutional Service Shares are subject to certain of the same expenses. Expense differences, however, between Cash II Shares and Institutional Service Shares may affect the performance of each class.

To obtain more information and a prospectus for Institutional Service Shares, investors may call 1-800-235-4669.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return, yield, effective yield, and tax-equivalent yield for shares. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the shares' tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


NEW YORK MUNICIPAL CASH TRUST

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 31.

                                                              YEAR ENDED OCTOBER 31,
               --------------------------------------------------------------------------------------------------------------------
                  1995      1994       1993        1992        1991        1990        1989        1988        1987        1986
               --------------------   ------      ------      ------      ------      ------      ------      ------      ------
NET ASSET
  VALUE,
BEGINNING OF
PERIOD         $1.00 $     1.00 $       1.00 $       1.00 $       1.00 $       1.00 $       1.00 $       1.00 $       1.00 $  1.00
---------------
INCOME FROM
  INVESTMENT
OPERATIONS
---------------
 Net investment
 income         0.04       0.02         0.02         0.03         0.04         0.05         0.06         0.05         0.04    0.04
---------------
LESS
 DISTRIBUTIONS
---------------
 Distributions
 from net
 investment
 income        (0.04)    (0.02)      (0.02)      (0.03)      (0.04)        (0.05)        (0.06)        (0.05)       (0.04)   (0.04)
--------------- ----      ----       -----        ----        ----          ----          ----          ----         ----     ----
NET ASSET
  VALUE,
END OF PERIOD  $1.00 $     1.00 $       1.00 $       1.00 $       1.00 $       1.00 $       1.00 $       1.00 $     1.00    $  1.00
--------------  ----       ----         ----         ----         ----         ----         ----         ----       ----       ----

TOTAL RETURN(A)  3.56%     2.35%       2.16%         3.01%       4.59%         5.51%         5.70%       4.66%     3.90%     4.35%
---------------
RATIOS TO
 AVERAGE NET
 ASSETS
---------------
 Expenses        0.54%     0.52%       0.54%       0.57%       0.52%        0.54%         0.55%         0.51%   0.47%        0.47%
---------------
 Net investment
  income         3.49%     2.31%       2.14%       2.99%       4.48%        5.36%         5.56%         4.57%   3.81%        4.18%
---------------
 Expense
 waiver/
 reimbursement(b)       0.53%       0.13%         0.17%           --           --           --           --           --       --
---------------
SUPPLEMENTAL
 DATA
---------------
 Net assets,
 end of period
 (000 omitted)      $276,149  $236,580   $274,357   $164,492   $191,616   $197,213   $245,542   $212,786    $141,040    $183,941
---------------


(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)



NEW YORK MUNICIPAL CASH TRUST

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
    AMOUNT                                                                 RATING*        VALUE
------------       -----------------------------------------------------   --------    ------------
SHORT-TERM MUNICIPAL SECURITIES--99.2%
------------------------------------------------------------------------
                   NEW YORK--95.8%
                   -----------------------------------------------------
$  4,525,000       Albany City School District, NY, (Series 1995), 4.75%
                   BANs, 5/3/1996                                             NR(3)    $  4,533,714
                   -----------------------------------------------------
   2,500,000       Albany, NY IDA, (Series 1995) Weekly VRDNs
                   (Davies Office Refurbishing, Inc. Project)/
                   (Marine Midland Bank N.A., Buffalo, NY LOC)                 P-2        2,500,000
                   -----------------------------------------------------
   1,000,000       Babylon, NY IDA, (1994 Series) Weekly VRDNs (J.
                   D'Addario & Company, Inc. Project)/
                   (National Westminster Bank, PLC, London LOC)              VMIG1        1,000,000
                   -----------------------------------------------------
   3,246,000       Beacon, NY, 4.00% BANs, 8/16/1996                          NR(3)       3,246,855
                   -----------------------------------------------------
   6,000,000       Brentwood Union Free School District, NY, 4.375%
                   TANs, 6/28/1996                                            NR(3)       6,010,366
                   -----------------------------------------------------
   5,000,000       Brentwood Union Free School District, NY, 4.50% TANs,
                   6/28/1996                                                  NR(3)       5,012,605
                   -----------------------------------------------------
   3,600,000       Broome County, NY, (Series 1995), 4.75% BANs,
                   4/19/1996                                                  NR(3)       3,607,210
                   -----------------------------------------------------
   3,300,000       Chautauqua County, NY IDA Weekly VRDNs (Cliffstar
                   Corp.)/(Society National Bank, Cleveland, OH LOC)           P-1        3,300,000
                   -----------------------------------------------------
   3,900,000       Chautauqua County, NY IDA Weekly VRDNs (Mogen David
                   Wine Corp.)/(Wells Fargo Bank, N.A. LOC)                    P-1        3,900,000
                   -----------------------------------------------------
   3,000,000       Chautauqua County, NY, (Series 1995), 5.50% TANs,
                   12/21/1995                                                 NR(3)       3,001,530
                   -----------------------------------------------------
   1,140,000       Colonie, NY IDA Weekly VRDNs (Herbert S. Ellis)/
                   (Marine Midland Bank N.A., Buffalo, NY LOC)                 P-2        1,140,000
                   -----------------------------------------------------
     820,000       Colonie, NY IDA, (Series 1988) Weekly VRDNs (13 Green
                   M-1 Drive Project)/(Marine Midland Bank N.A.,
                   Buffalo, NY LOC)                                            P-2          820,000
                   -----------------------------------------------------
   5,000,000       Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs
                   (Servotronics, Inc. Project)/(Fleet Bank of New York
                   LOC)                                                        P-1        5,000,000
                   -----------------------------------------------------



NEW YORK MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
    AMOUNT                                                                 RATING*        VALUE
------------       -----------------------------------------------------   --------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                   NEW YORK--CONTINUED
                   -----------------------------------------------------
$  1,800,000       Franklin County, NY IDA, (Series 1991A) Weekly VRDNs
                   (KES Chateaugay)/(Bank of Tokyo Ltd., Tokyo LOC)            A-1     $  1,800,000
                   -----------------------------------------------------
   1,500,000       Guilderland, NY IDA, (Series 1993A) Weekly VRDNs
                   (Northeastern Industrial Park, Inc.)/(Chemical Bank,
                   New York LOC)                                               P-1        1,500,000
                   -----------------------------------------------------
   5,140,000       Hempstead Union Free School District, NY, 4.50% TANs,
                   6/28/1996                                                  NR(3)       5,160,103
                   -----------------------------------------------------
   4,000,000       Hempstead, NY, (Series 1995A), 5.50% BANs, 3/1/1996       VMIG1        4,009,720
                   -----------------------------------------------------
   4,760,000       Herkimer County, NY IDA, 1994 IDRB Weekly VRDNs
                   (Granny's Kitchen)/(Bank of New York, New York LOC)         A-1        4,760,000
                   -----------------------------------------------------
   3,500,000       Hudson Falls, NY Central School District, 3.82% BANs,
                   6/28/1996                                                  NR(3)       3,500,421
                   -----------------------------------------------------
   3,700,000       Levittown Union Free School District, NY, 4.125%
                   BANs, 10/25/1996                                             NR        3,706,077
                   -----------------------------------------------------
   1,000,000       Levittown Union Free School District, NY, 4.50% BANs,
                   10/25/1996                                                   NR        1,005,183
                   -----------------------------------------------------
     927,000       Liverpool Central School District, NY, 3.90% BANs,
                   6/19/1996                                                  NR(3)         927,839
                   -----------------------------------------------------
   3,770,000       Lockport, NY, 4.17% BANs, 5/30/1996                        NR(3)       3,771,464
                   -----------------------------------------------------
   4,200,000       Longwood Central School District, NY, 4.50% TANs,
                   6/26/1996                                                    NR        4,211,814
                   -----------------------------------------------------
   2,120,000       Madison County, NY IDA, (Series 1989A) Weekly VRDNs
                   (Madison, NY Upstate Metals)/(Fleet Bank of New York
                   LOC)                                                        A-1        2,120,000
                   -----------------------------------------------------
  15,000,000       Marine Midland, NY, Premium Tax-Exempt Bond & Loan
                   Trust Weekly VRDNs (Marine Midland New York
                   Trust)/(Marine Midland Bank N.A., Buffalo, NY LOC)          P-1       15,000,000
                   -----------------------------------------------------
   1,002,814       Nassau County, NY IDA Weekly VRDNs (D.L. Blair
                   Corp.)/(Dai-Ichi Kangyo Bank Ltd., Tokyo LOC)               P-1        1,002,814
                   -----------------------------------------------------
  10,000,000       Nassau County, NY, (Series 1995A), 4.50% TANs,
                   3/15/1996                                                 SP-1+       10,021,790
                   -----------------------------------------------------



NEW YORK MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
    AMOUNT                                                                 RATING*        VALUE
------------       -----------------------------------------------------   --------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                   NEW YORK--CONTINUED
                   -----------------------------------------------------
$  4,000,000       New York City Municipal Water Finance Authority,
                   (Series 4), 3.75% CP (Credit Suisse, Zurich LOC),
                   Mandatory Tender 1/23/1996                                 A-1+     $  4,000,000
                   -----------------------------------------------------
     283,334       New York City, NY IDA Weekly VRDNs (David Rosen
                   Bakers Supply)/(Dai-Ichi Kangyo Bank Ltd., Tokyo LOC)       P-1          283,334
                   -----------------------------------------------------
     466,668       New York City, NY IDA Weekly VRDNs (Lomar Development
                   Corp.)/(Dai-Ichi Kangyo Bank Ltd., Tokyo LOC)               P-1          466,668
                   -----------------------------------------------------
      81,265       New York City, NY IDA Weekly VRDNs (MLN
                   Associates)/(Dai-Ichi Kangyo Bank Ltd., Tokyo LOC)          P-1           81,265
                   -----------------------------------------------------
   3,300,000       New York City, NY IDA Weekly VRDNs (Mindel
                   Associates)/(Chemical Bank, New York LOC)                   A-1        3,300,000
                   -----------------------------------------------------
   1,900,000       New York City, NY IDA, Special Facility Revenue Bonds
                   (Series 1990) Weekly VRDNs (Air France)/(Societe
                   Generale, Paris LOC)                                       A-1+        1,900,000
                   -----------------------------------------------------
   5,000,000       New York State Dormitory Authority, (Series 1989B),
                   3.60% CP (Sloan-Kettering Memorial Cancer Center)/
                   (Chemical Bank, New York LOC), Mandatory Tender
                   11/17/1995                                                  P-1        5,000,000
                   -----------------------------------------------------
   5,475,000    (a) New York State Dormitory Authority, PA-60 (Series
                   1993) Weekly VRDNs (Rochester General Hospital)/(FHA
                   INS)/(Merrill Lynch Capital Services, Inc. LIQ)            A-1+        5,475,000
                   -----------------------------------------------------
   2,700,000       New York State Energy Research & Development
                   Authority Weekly VRDNs (Long Island Lighting
                   Co.)/(Toronto-Dominion Bank LOC)                          VMIG1        2,700,000
                   -----------------------------------------------------
   3,285,000       New York State Energy Research & Development
                   Authority, (Series 1985), 4.40% TOBs (Rochester Gas &
                   Electric Corp)/(Credit Suisse, Zurich LOC), Optional
                   Tender 11/15/1995                                          A-1+        3,285,000
                   -----------------------------------------------------
   2,000,000       New York State Energy Research & Development
                   Authority, (Series 1985A), 4.70% TOBs (Long Island
                   Lighting Co.)/(Deutsche Bank, AG LOC), Mandatory
                   Tender 3/1/1996                                            A-1+        2,000,000
                   -----------------------------------------------------



NEW YORK MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
    AMOUNT                                                                 RATING*        VALUE
------------       -----------------------------------------------------   --------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                   NEW YORK--CONTINUED
                   -----------------------------------------------------
$  3,000,000       New York State Energy Research & Development
                   Authority, (Series 1993A) Weekly VRDNs (Long Island
                   Lighting Co.)/(Toronto-Dominion Bank LOC)                 VMIG1     $  3,000,000
                   -----------------------------------------------------
   2,000,000       New York State Energy Research & Development
                   Authority, 4.65% TOBs (New York State Electric and
                   Gas Corp.)/(J.P. Morgan Delaware, Wilmington LOC),
                   Optional Tender 3/15/1996                                  A-1+        2,000,000
                   -----------------------------------------------------
   2,500,000       New York State HFA Weekly VRDNs (Special Surgery
                   Hospital)/(Chemical Bank, New York LOC)                   VMIG1        2,500,000
                   -----------------------------------------------------
   4,000,000       New York State HFA, Housing Revenue Bonds (1985
                   Series A) Weekly VRDNs (Liberty View Apartments)/
                   (Chemical Bank, New York LOC)                               A-1        4,000,000
                   -----------------------------------------------------
   1,290,000       New York State Job Development Authority Weekly VRDNs
                   (Sumitomo Bank Ltd., Osaka LOC)                           VMIG1        1,290,000
                   -----------------------------------------------------
   1,590,000       New York State Job Development Authority Weekly VRDNs
                   (Sumitomo Bank Ltd., Osaka LOC)                           VMIG1        1,590,000
                   -----------------------------------------------------
   4,625,000    (a) New York State Medical Care Facilities Finance
                   Agency, Hospital & Nursing Home Mortgage Revenue
                   Bonds (1994 Series C) Weekly VRDNs (FHA INS)/(Merrill
                   Lynch Capital Services, Inc. LIQ)                          A-1+        4,625,000
                   -----------------------------------------------------
   3,700,000    (a) New York State Mortgage Agency, (Series PA-29) Weekly
                   VRDNs (Merrill Lynch Capital Services, Inc. LIQ)          VMIG1        3,700,000
                   -----------------------------------------------------
   4,945,000    (a) New York State Mortgage Agency, Homeowner Mortgage
                   Revenue Bonds (PA-87) Weekly VRDNs (Merrill Lynch
                   Capital Services, Inc. LIQ)                               VMIG1        4,945,000
                   -----------------------------------------------------
   2,640,000    (a) New York State Mortgage Agency, Homeowner Mortgage
                   Revenue Bonds (Series PT-15B) Weekly VRDNs (Dai-Ichi
                   Kangyo Bank Ltd., Tokyo LIQ)                              VMIG1        2,640,000
                   -----------------------------------------------------
   6,500,000       Niagara County, NY IDA Weekly VRDNs (Allegheny Ludlum
                   Corp.)/(PNC Bank, N.A. LOC)                                 A-1        6,500,000
                   -----------------------------------------------------



NEW YORK MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
    AMOUNT                                                                 RATING*        VALUE
------------       -----------------------------------------------------   --------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                   NEW YORK--CONTINUED
                   -----------------------------------------------------
$  6,000,000       Niagara County, NY IDA, Solid Waste Disposal Facility
                   Revenue Bonds (Series 1994B), 4.00% CP (American Ref-
                   Fuel Company)/(Air Products & Chemicals, Inc. and
                   Browning-Ferris Industries, Inc. GTDs), Mandatory
                   Tender 12/8/1995                                            A-1     $  6,000,000
                   -----------------------------------------------------
   9,900,000       Niagara County, NY IDA, Solid Waste Disposal Facility
                   Revenue Bonds (Series 1994C), 3.90% CP (American
                   Ref-Fuel Company)/(Air Products & Chemicals, Inc. and
                   Browning-Ferris Industries, Inc. GTDs), Mandatory
                   Tender 2/13/1996                                            A-1        9,900,000
                   -----------------------------------------------------
   6,000,000       Niagara County, NY IDA, Solid Waste Disposal Facility
                   Revenue Bonds (Series 1994C), 4.00% CP (American
                   Ref-Fuel Company)/(Air Products & Chemicals, Inc. and
                   Browning-Ferris Industries, Inc. GTDs), Mandatory
                   Tender 1/11/1996                                            A-1        6,000,000
                   -----------------------------------------------------
   1,010,000       North Hempstead, NY, (1995 Series B), 4.75% BANs,
                   4/25/1996                                                  NR(3)       1,012,093
                   -----------------------------------------------------
     820,000       Onondaga County, NY IDA Weekly VRDNs (Beverage
                   Corp.)/(Marine Midland Bank N.A., Buffalo, NY LOC)          P-2          820,000
                   -----------------------------------------------------
   1,075,000       Onondaga County, NY IDA, (Series 1987) Weekly VRDNs
                   (Southern Container Corp.)/(Chemical Bank, New York
                   LOC)                                                      VMIG1        1,075,000
                   -----------------------------------------------------
   1,725,000       Onondaga County, NY Weekly VRDNs (Grainger (W.W.),
                   Inc.)                                                      A-1+        1,725,000
                   -----------------------------------------------------
   1,500,000       Ontario, NY IDA Weekly VRDNs (Hillcrest
                   Enterprises/Buckeye Corrugated)/(National City Bank,
                   Cleveland, OH LOC)                                          P-1        1,500,000
                   -----------------------------------------------------
   5,700,000       Oswego County, NY IDA Weekly VRDNs (Copperweld
                   Corp.)/(Credit Lyonnais, North America LOC)                 P-1        5,700,000
                   -----------------------------------------------------
   1,525,000       Perry Central School District, NY, 4.125% BANs,
                   6/21/1996                                                  NR(3)       1,528,971
                   -----------------------------------------------------
  15,000,000       Port Authority of New York and New Jersey Weekly
                   VRDNs                                                      A-1+       15,000,000
                   -----------------------------------------------------
  15,000,000       Port Authority of New York and New Jersey Weekly
                   VRDNs                                                      A-1+       15,000,000
                   -----------------------------------------------------



NEW YORK MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
    AMOUNT                                                                 RATING*        VALUE
------------       -----------------------------------------------------   --------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                   NEW YORK--CONTINUED
                   -----------------------------------------------------
$  1,000,000       Port Authority of New York and New Jersey, (Series 3)
                   Weekly VRDNs (KIAC Partners)/(Deutsche Bank, AG LOC)        P-1     $  1,000,000
                   -----------------------------------------------------
   1,000,000       Rotterdam, NY IDA, (Series 1993A) Weekly VRDNs
                   (Rotterdam Industrial Park)/(Chemical Bank, New York
                   LOC)                                                        P-1        1,000,000
                   -----------------------------------------------------
   4,000,000       Saranac Central School District, NY, 4.50% BANs,
                   6/28/1996                                                  NR(2)       4,016,394
                   -----------------------------------------------------
     650,817       Schenectady, NY IDA Weekly VRDNs (McClellan Street
                   Associates)/(Ford Motor Credit Corp. 1994-A LIQ)/
                   (Dai-Ichi Kangyo Bank Ltd., Tokyo LOC)                      P-1          650,817
                   -----------------------------------------------------
   3,000,000       Suffolk County, NY IDA Weekly VRDNs (C & J Realty
                   Corp.)/(Ford Motor Credit Corp. 1994-A LIQ)/(Dai-Ichi
                   Kangyo Bank Ltd., Tokyo LOC)                                P-1        3,000,000
                   -----------------------------------------------------
     509,167       Suffolk County, NY IDA Weekly VRDNs (CS Property/
                   Tara Toy, Inc.)/(Ford Motor Credit Corp. 1994-A
                   LIQ)/(Dai-Ichi Kangyo Bank Ltd., Tokyo LOC)                 P-1          509,167
                   -----------------------------------------------------
     432,000       Suffolk County, NY IDA Weekly VRDNs (D.A.
                   Yaron)/(Ford Motor Credit Corp. 1994-A LIQ)/(Dai-Ichi
                   Kangyo Bank Ltd., Tokyo LOC)                                P-1          432,000
                   -----------------------------------------------------
   1,050,000       Suffolk County, NY IDA Weekly VRDNs (Poly Research
                   Corp.)/(Marine Midland Bank N.A., Buffalo, NY LOC)          P-2        1,050,000
                   -----------------------------------------------------
   1,800,000       Suffolk County, NY IDA, 5.6875% TOBs (Grainger
                   (W.W.), Inc.), Optional Tender 12/1/1995                    P-1        1,800,000
                   -----------------------------------------------------
   5,000,000    (a) VRDC/IVRC Trust, (Series 1992A) Weekly VRDNs (New
                   York City Municipal Water Finance Authority)/(MBIA
                   Insurance Corporation INS)/(HongKong & Shanghai
                   Banking Corp. LIQ)                                          A-1        5,000,000
                   -----------------------------------------------------
   7,000,000    (a) VRDC/IVRC Trust, (Series 1993B) Weekly VRDNs (New
                   York Metropolitan Transportation Authority)/(AMBAC
                   INS)/(HongKong & Shanghai Banking Corp. LIQ)                A-1        7,000,000
                   -----------------------------------------------------
   7,500,000       Walden Village, NY IDA, IDRB (Series 1994) Weekly
                   VRDNs (Spence Engineering Co.)/(First Union National
                   Bank, Charlotte, N.C. LOC)                                  P-1        7,500,000
                   -----------------------------------------------------



NEW YORK MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
    AMOUNT                                                                 RATING*        VALUE
------------       -----------------------------------------------------   --------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                   NEW YORK--CONTINUED
                   -----------------------------------------------------
$  5,685,000       Warren & Washington Counties, NY IDA Weekly VRDNs
                   (Sandy Hill Corp.)/(First Union National Bank,
                   Charlotte, N.C. LOC)                                        A-1     $  5,685,000
                   -----------------------------------------------------
   1,415,000       Yates County, NY IDA, (Series 1992A) Weekly VRDNs
                   (Clearplass Container)/(Fleet Bank of New York LOC)         A-1        1,415,000
                   -----------------------------------------------------
   2,300,000       Yonkers, NY IDA, (Series 1992A) Weekly VRDNs
                   (Consumers Union Facility)/(Industrial Bank of Japan
                   Ltd., Tokyo LOC)                                          VMIG1        2,300,000
                   -----------------------------------------------------               ------------
                   TOTAL                                                                278,470,214
                   -----------------------------------------------------               ------------
                   PUERTO RICO--3.4%
                   -----------------------------------------------------
  10,000,000    (a) Commonwealth of Puerto Rico, Public Improvement
                   Refunding Bonds TOC (Series 1995B) Weekly VRDNs (MBIA
                   Insurance Corporation INS)/(Dai-Ichi Kangyo Bank
                   Ltd., Tokyo LIQ)                                            A-1       10,000,000
                   -----------------------------------------------------               ------------
                   TOTAL INVESTMENTS, AT AMORTIZED COST(B)                             $288,470,214
                   -----------------------------------------------------               ------------


Securities that are subject to Alternative Minimum Tax represent 34% of the portfolio as calculated based upon total portfolio market value.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. These securities have been determined to be liquid under criteria established by the Board of Trustees. At the end of the period, these securities amounted to ($43,385,000) which represents 15% of net assets.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($290,587,984) at October 31, 1995.


NEW YORK MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

The following acronym(s) are used throughout this portfolio:

AMBAC   -- American Municipal Bond Assurance Corporation
BANs    -- Bond Anticipation Notes
CP      -- Commercial Paper
FHA     -- Federal Housing Administration
GTDs    -- Guarantees
HFA     -- Housing Finance Authority
IDA     -- Industrial Development Authority
IDRB    -- Industrial Development Revenue Bond
INS     -- Insured
LIQ     -- Liquidity Agreement
LOC     -- Letter of Credit
MBIA    -- Municipal Bond Investors Assurance
PLC     -- Public Limited Company
TANs    -- Tax Anticipation Notes
TOBs    -- Tender Option Bonds
TOC     -- Tender Option Certificate
VRDNs   -- Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)


NEW YORK MUNICIPAL CASH TRUST

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                       $288,470,214
------------------------------------------------------------------------------
Cash                                                                                    388,388
------------------------------------------------------------------------------
Income receivable                                                                     2,534,760
------------------------------------------------------------------------------
Receivable for shares sold                                                                  266
------------------------------------------------------------------------------     ------------
     Total assets                                                                   291,393,628
------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------
Payable for shares redeemed                                           $183,571
-------------------------------------------------------------------
Income distribution payable                                            585,672
-------------------------------------------------------------------
Accrued expenses                                                        36,401
-------------------------------------------------------------------   --------
     Total liabilities                                                                  805,644
------------------------------------------------------------------------------     ------------
NET ASSETS for 290,593,593 shares outstanding                                      $290,587,984
------------------------------------------------------------------------------     ------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Paid in capital                                                                    $290,593,593
------------------------------------------------------------------------------
Accumulated net realized loss on investments                                             (5,609)
------------------------------------------------------------------------------     ------------
     Total Net Assets                                                              $290,587,984
------------------------------------------------------------------------------     ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES:
------------------------------------------------------------------------------
$276,149,176/276,155,517 shares outstanding                                               $1.00
------------------------------------------------------------------------------     ------------
CASH II SHARES:
------------------------------------------------------------------------------
$14,438,808/14,438,076 shares outstanding                                                 $1.00
------------------------------------------------------------------------------     ------------


(See Notes which are an integral part of the Financial Statements)


NEW YORK MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------
Interest                                                                                    $13,386,966
----------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------
Investment advisory fee                                                      $ 1,335,835
-------------------------------------------------------------------------
Administrative personnel and services fee                                        252,807
-------------------------------------------------------------------------
Custodian fees                                                                    88,001
-------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                          53,726
-------------------------------------------------------------------------
Directors'/Trustees' fees                                                          5,982
-------------------------------------------------------------------------
Auditing fees                                                                     19,781
-------------------------------------------------------------------------
Legal fees                                                                         2,827
-------------------------------------------------------------------------
Portfolio accounting fees                                                         64,263
-------------------------------------------------------------------------
Distribution services fee--Institutional Service Shares                          690,979
-------------------------------------------------------------------------
Distribution services fee--Cash II Shares                                        143,918
-------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                           690,979
-------------------------------------------------------------------------
Shareholder services fee--Cash II Shares                                         143,918
-------------------------------------------------------------------------
Share registration costs                                                          19,808
-------------------------------------------------------------------------
Printing and postage                                                              26,828
-------------------------------------------------------------------------
Insurance premiums                                                                 8,298
-------------------------------------------------------------------------
Miscellaneous                                                                      4,914
-------------------------------------------------------------------------    -----------
    Total expenses                                                             3,552,864
-------------------------------------------------------------------------
Waivers--
-------------------------------------------------------------------------
  Waiver of investment advisory fee                             $(351,948)
-------------------------------------------------------------
  Waiver of distribution services fee--Institutional Service
    Shares                                                       (690,979)
-------------------------------------------------------------
  Waiver of distribution services fee--Cash II Shares            (130,887)
-------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Service
    Shares                                                       (477,927)
-------------------------------------------------------------
  Waiver of shareholder services fee--Cash II Shares              (13,031)
-------------------------------------------------------------   ---------
    Total waivers                                                             (1,664,772)
-------------------------------------------------------------------------    -----------
         Net expenses                                                                         1,888,092
----------------------------------------------------------------------------------------    -----------
              Net investment income                                                          11,498,874
----------------------------------------------------------------------------------------    -----------
Net realized gain on investments                                                                 12,000
----------------------------------------------------------------------------------------    -----------
         Change in net assets resulting from operations                                     $11,510,874
----------------------------------------------------------------------------------------    -----------


(See Notes which are an integral part of the Financial Statements)


NEW YORK MUNICIPAL CASH TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    YEAR ENDED OCTOBER 31,
                                                               ---------------------------------
                                                                    1995               1994
                                                               ---------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------
Net investment income                                          $    11,498,874     $   7,881,134
------------------------------------------------------------   ---------------     -------------
Net realized gain (loss) on investments                                 12,000               322
------------------------------------------------------------   ---------------     -------------
     Change in net assets resulting from operations                 11,510,874         7,881,456
------------------------------------------------------------   ---------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------
Distributions from net investment income
------------------------------------------------------------
  Institutional Service Shares                                      (9,657,797)       (5,630,675)
------------------------------------------------------------
  Cash II Shares                                                    (1,841,077)       (2,250,459)
------------------------------------------------------------   ---------------     -------------
     Change in net assets resulting from distributions to
     shareholders                                                  (11,498,874)       (7,881,134)
------------------------------------------------------------   ---------------     -------------
SHARE TRANSACTIONS--
------------------------------------------------------------
Proceeds from sale of Shares                                     1,236,075,244       918,756,952
------------------------------------------------------------
Net asset value of Shares issued to shareholders in payment
  of distributions declared                                          3,314,165         2,705,999
------------------------------------------------------------
Cost of Shares redeemed                                         (1,319,444,545)     (884,074,127)
------------------------------------------------------------   ---------------     -------------
     Change in net assets resulting from share transactions        (80,055,136)       37,388,824
------------------------------------------------------------   ---------------     -------------
          Change in net assets                                     (80,043,136)       37,389,146
------------------------------------------------------------   ---------------     -------------
NET ASSETS:
------------------------------------------------------------
Beginning of period                                                370,631,120       333,241,974
------------------------------------------------------------   ---------------     -------------
End of period                                                  $   290,587,984     $ 370,631,120
------------------------------------------------------------   ---------------     -------------


(See Notes which are an integral part of the Financial Statements)


NEW YORK MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of fifteen non-diversified portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At October 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $5,609, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

                     EXPIRATION YEAR                    EXPIRATION AMOUNT
            ---------------------------------   ---------------------------------
                          1996                               $5,609


     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers in that


NEW YORK MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1995, 61% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit for any one institution or agency do not exceed 7.6% of total investments.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

     Additional information on each restricted security held at October 31, 1995 is as follows:

                          SECURITY                         ACQUISITION DATE     ACQUISITION COST
    ----------------------------------------------------   ----------------     ----------------
    New York State Dormitory Authority PA-60 (Series         March 13, 1995       $  5,475,000
      1989B)
    New York State Medical Care Facilities Finance             July 5, 1995          4,625,000
      Agency
    New York State Mortgage Agency (Series PA-29)             April 3, 1995          3,700,000
    New York State Mortgage Agency (Series PA-87)              July 5, 1995          4,945,000
    New York State Mortgage Agency (Series PT-15B)             July 5, 1995          2,640,000
    VRDC/IVRC Trust (Series 1992A) New York City               July 5, 1995          5,000,000
      Municipal Water Finance Authority
    VRDC/IVRC Trust (Series 1993B) New York Metropolitan       May 19, 1995          7,000,000
      Transportation Authority
    Commonwealth of Puerto Rico, Public Improvement            May 25, 1995         10,000,000
      Refunding Bonds TOC (Series 1995b)


     OTHER--Investment transactions are accounted for on the trade date.


NEW YORK MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1995, capital paid-in aggregated $290,593,593. Transactions in shares were as follows:

                                                                    YEAR ENDED OCTOBER 31,
                                                                -------------------------------
                INSTITUTIONAL SERVICE SHARES                        1995              1994
-------------------------------------------------------------   -------------     -------------
Shares sold                                                     1,002,966,036       548,493,561
-------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                          1,484,402           758,005
-------------------------------------------------------------
Shares redeemed                                                  (964,892,684)     (587,029,347)
-------------------------------------------------------------   -------------     -------------
  Net change resulting from Institutional Service share
  transactions                                                     39,557,754       (37,777,781)
-------------------------------------------------------------   -------------     -------------

                                                                    YEAR ENDED OCTOBER 31,
                                                                -------------------------------
                       CASH II SHARES                               1995              1994
-------------------------------------------------------------   -------------     -------------
Shares sold                                                       233,109,208       370,263,391
-------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                          1,829,763         1,947,994
-------------------------------------------------------------
Shares redeemed                                                  (354,551,861)     (297,044,780)
-------------------------------------------------------------   -------------     -------------
  Net change resulting from Cash II share transactions           (119,612,890)       75,166,605
-------------------------------------------------------------   -------------     -------------
     Net change resulting from share transactions                 (80,055,136)       37,388,824
-------------------------------------------------------------   -------------     -------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.
DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to .25 of 1% of the average daily net assets of the Institutional Service Shares and Cash II Shares, annually, to reimburse FSC.
SHAREHOLDER SERVICE FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the


NEW YORK MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

Fund shares for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.
PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.
INTERFUND TRANSACTIONS--During the period ended October 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/or common Officers. These transactions were made at current market value pursuant to rule 17a-7 under the Act amounting to $518,060,000 and $576,715,000 respectively.
GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of

FEDERATED MUNICIPAL TRUST
(New York Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of New York Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights (see pages 2 and 15 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods ended October 31, 1993 and prior, were audited by other auditors whose report dated December 17, 1993, expressed and unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New York Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 15, 1995


ADDRESSES
--------------------------------------------------------------------------------

New York Municipal Cash Trust
                Cash II Shares                            Federated Investors Tower
                                                          Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                Federated Investors Tower
                                                          Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                      Federated Investors Tower
                                                          Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                     P.O. Box 8600
                Trust Company                             Boston, MA 02266-8600
----------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Services Company                P.O. Box 8600
                                                          Boston, MA 02266-8600
----------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                       2100 One PPG Place
                                                          Pittsburgh, PA 15222
----------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NEW YORK MUNICIPAL
                                      CASH TRUST
                                      CASH II SHARES
                                      PROSPECTUS

                                      A Non-Diversified Portfolio of Federated
                                      Municipal Trust, an Open-End Management
                                      Investment Company

                                      Prospectus dated December 31, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779

      CUSIP 314229733
      G00208-02 (12/95)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SERVICE SHARES
PROSPECTUS

The Institutional Service Shares of New York Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term New York municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of New York, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and personal income taxes imposed by New York State and New York municipalities consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SERVICE SHARES                                                 2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  New York Municipal Securities                                                5
  Investment Risks                                                             6
  Non-Diversification                                                          6
  Investment Limitations                                                       7

FUND INFORMATION                                                               7
------------------------------------------------------

  Management of the Fund                                                       7
  Distribution of Institutional Service Shares                                 8
  Administration of the Fund                                                   9

NET ASSET VALUE                                                                9
------------------------------------------------------

HOW TO PURCHASE SHARES                                                         9
------------------------------------------------------

  Special Purchase Features                                                   10

HOW TO REDEEM SHARES                                                          10
------------------------------------------------------

  Special Redemption Features                                                 11

ACCOUNT AND SHARE INFORMATION                                                 12
------------------------------------------------------

TAX INFORMATION                                                               12
------------------------------------------------------

  Federal Income Tax                                                          12
  State and Local Tax                                                         13

OTHER CLASSES OF SHARES                                                       13
------------------------------------------------------

PERFORMANCE INFORMATION                                                       14
------------------------------------------------------

FINANCIAL HIGHLIGHTS--CASH II SHARES                                          15
------------------------------------------------------

FINANCIAL STATEMENTS                                                          16
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                                                 31
------------------------------------------------------

ADDRESSES                                                                     32
------------------------------------------------------



SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                 INSTITUTIONAL SERVICE SHARES
                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)........................................              None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)........................................              None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)......................              None
Redemption Fee (as a percentage of amount redeemed, if applicable)...........              None
Exchange Fee.................................................................              None
                                   ANNUAL OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver) (1)............................................             0.29%
12b-1 Fee (after waiver) (2).................................................             0.00%
Total Other Expenses.........................................................             0.27%
     Shareholder Services Fee (after waiver) (3).............................    0.10%
          Total Operating Expenses (4).......................................             0.56%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The maximum 12b-1 fee is 0.25%.

(3) The maximum shareholder services fee is 0.25%.

(4) The total operating expenses in the table above are based on expenses expected during the fiscal year ending October 31, 1996. The total operating expenses were 0.54% for the fiscal year ended October 31, 1995 and would have been 1.07% absent the voluntary waivers of a portion of the management fee, the 12b-1 fee and a portion of the shareholder services fee.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                       EXAMPLE                         1 year  3 years  5 years 10 years
-----------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period........... $    6 $    18  $    31  $    70


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


NEW YORK MUNICIPAL CASH TRUST

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 31.

                                                              YEAR ENDED OCTOBER 31,
               --------------------------------------------------------------------------------------------------------------------
                  1995      1994       1993        1992        1991        1990        1989        1988        1987        1986
               --------------------   ------      ------      ------      ------      ------      ------      ------      ------
NET ASSET
  VALUE,
BEGINNING OF
PERIOD         $ 1.00 $   1.00 $     1.00 $      1.00 $       1.00 $       1.00 $       1.00 $       1.00 $       1.00 $       1.00
---------------
INCOME FROM
  INVESTMENT
OPERATIONS
---------------
 Net investment
 income          0.04       0.02         0.02         0.03         0.04         0.05         0.06         0.05         0.04    0.04
---------------
LESS
 DISTRIBUTIONS
---------------
 Distributions
 from net
 investment
 income          (0.04)     (0.02)       (0.02)       (0.03)       (0.04)       (0.05)       (0.06)       (0.05)    (0.04)   (0.04)
---------------   ----       ----         ----         ----         ----         ----         ----         ----      ----     ----
NET ASSET
  VALUE,
END OF PERIOD  $  1.00 $     1.00 $       1.00 $       1.00 $       1.00 $       1.00 $       1.00 $     1.00 $    1.00 $     1.00
---------------   ----       ----         ----         ----         ----         ----         ----       ----      ----       ----
TOTAL RETURN(A)   3.56%       2.35%       2.16%        3.01%        4.59%        5.51%       5.70%       4.66%     3.90%     4.35%
---------------
RATIOS TO
 AVERAGE NET
 ASSETS
---------------
 Expenses        0.54%     0.52%       0.54%        0.57%        0.52%       0.54%       0.55%       0.51%       0.47%       0.47%
---------------
 Net investment
  income        3.49%     2.31%       2.14%        2.99%        4.48%        5.36%        5.56%      4.57%       3.81%       4.18%
---------------
 Expense
 waiver/
 reimbursement(b)       0.53%       0.13%         0.17%           --           --           --           --           --       --
---------------
SUPPLEMENTAL
 DATA
---------------
 Net assets,
 end of period
 (000 omitted)   $276,149  $236,580   $274,357    $164,492   $191,616    $197,213    $245,542    $212,786     $141,040    $183,941
---------------


(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)



GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to the Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Service Shares and Cash II Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for banks and other institutions that hold assets for individuals, trusts, estates, or partnerships, as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in short-term New York municipal securities. The Fund may not be a suitable investment for retirement plans or for non-New York taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 within a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.
INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax, the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of New York municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of New York and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax, the personal income taxes imposed by New York State and New York municipalities, and New York State income tax imposed upon non-corporate taxpayers ("New York Municipal Securities"). Examples of New York Municipal Securities include, but are not limited to:

     - tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

     - bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

     - municipal commercial paper and other short-term notes;

     - variable rate demand notes;

     - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

     - participation, trust and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     PARTICIPATION INTERESTS. The Fund may purchase interests in New York Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying New York Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.

The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain New York Municipal Securities is subject to the federal alternative minimum tax.

NEW YORK MUNICIPAL SECURITIES

New York Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.


New York Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of New York Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on New York Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of New York Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of New York Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in New York Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these New York Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of New York Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

NON-DIVERSIFICATION

The Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.


INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being pur-


chased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of .25 of 1% of the average daily net asset value of Institutional Service Shares to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan. The Fund does not currently make payments to the distributor or charge a fee under the Distribution Plan and shareholders will be notified if the Fund intends to charge a fee under the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide services or distribution-related support services as agents for their clients or customers.

The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up .25 of 1% of the average daily net asset value of Institutional Service Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Federated Shareholders Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. With respect to Institutional Service Shares, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.


ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

                                                    AVERAGE AGGREGATE
                    MAXIMUM FEE                      DAILY NET ASSETS
          --------------------------------   --------------------------------
                     .15 of 1%                  on the first $250 million
                     .125 of 1%                  on the next $250 million
                     .10 of 1%                   on the next $250 million
                                               on assets in excess of $750
                     .075 of 1%                          million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of Institutional Service Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $25,000 within a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 3:00 p.m. (Eastern time). The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: New York Municipal Cash Trust, Institutional Service Shares; Fund Number (This number can be found on the account statement or by contacting the Fund.); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK.  Shares may be purchased by sending a check to:
Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to New York Municipal Cash Trust--Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. The check writing service allows shareholders to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $25,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.


ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each shareholder has one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than New York. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

NEW YORK TAXES. Under existing New York laws, distributions made by the Fund will not be subject to New York State or New York City personal income taxes to the extent that such distributions qualify as exempt-interest dividends the Internal Revenue Code, and represent interest income attributable to obligations issued of the State of New York and its political subdivisions as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to New York State and New York City personal income taxes.

The Fund cannot predict in advance the exact portion of its dividends that will be exempt from New York State and New York City personal income taxes. However, the Fund will report to shareholders at least annually what percentage of the dividends it actually paid is exempt from such taxes.

Dividends paid by the Fund are exempt from the New York City unincorporated business taxes to the same extent that they are exempt from the New York City personal income taxes.

Dividends paid by the Fund are not excluded from net income in determining New York State or New York City franchise taxes on corporations or financial institutions.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Cash II Shares that are sold primarily to certain customers of financial institutions which would include corporations and municipalities, as well as larger individual accounts, seeking a high level of cash management services. Cash II Shares are sold at net asset value and are subject to a Rule 12b-1 Plan and a Shareholder Services Agreement. Investments in Cash II Shares are subject to a minimum initial investment of $25,000 within a 90-day period.

Institutional Service Shares and Cash II Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Service Shares and Cash II Shares may affect the performance of each class.

To obtain more information and a prospectus for Cash II Shares, investors may call 1-800-235-4669.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
From time to time, the Fund advertises its total return, yield, effective yield, and tax-equivalent yield for shares. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the shares' tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


NEW YORK MUNICIPAL CASH TRUST

FINANCIAL HIGHLIGHTS--CASH II SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 31.

                                                           YEAR ENDED OCTOBER 31,
                                             ---------------------------------------------------
                                              1995       1994      1993**      1992      1991(A)
                                             ------     ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00     $ 1.00     $1.00      $ 1.00     $ 1.00
------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------
  Net investment income                        0.03       0.02      0.02        0.03       0.02
------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------
  Distributions from net investment income    (0.03)     (0.02)    (0.02 )     (0.03)     (0.02 )
------------------------------------------   ------     ------     -----      ------     ------
NET ASSET VALUE, END OF PERIOD               $ 1.00     $ 1.00     $1.00      $ 1.00     $ 1.00
------------------------------------------   ------     ------     -----      ------     ------
TOTAL RETURN (B)                               3.37%      2.15%     1.98 %      2.86%      2.20 %
------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------
  Expenses                                     0.71%      0.71%     0.71 %      0.73%      0.46 %*
------------------------------------------
  Net investment income                        3.20%      2.19%     1.96 %      2.46%      4.08 %*
------------------------------------------
  Expense waiver/reimbursement(c)              0.36%      0.21%     0.17 %        --         --
------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------
  Net assets, end of period (000 omitted)    $14,439    $134,051   $58,884    $4,641        $56
------------------------------------------


 * Computed on an annualized basis.

** Prior to November 9, 1992, the Fund provided three classes of shares.

(a) Reflects operations for the period from April 25, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


NEW YORK MUNICIPAL CASH TRUST

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
    AMOUNT                                                                 RATING*        VALUE
------------       -----------------------------------------------------   --------    ------------
SHORT-TERM MUNICIPAL SECURITIES--99.2%
------------------------------------------------------------------------
                   NEW YORK--95.8%
                   -----------------------------------------------------
$  4,525,000       Albany City School District, NY, (Series 1995), 4.75%
                   BANs, 5/3/1996                                             NR(3)    $  4,533,714
                   -----------------------------------------------------
   2,500,000       Albany, NY IDA, (Series 1995) Weekly VRDNs
                   (Davies Office Refurbishing, Inc. Project)/
                   (Marine Midland Bank N.A., Buffalo, NY LOC)                 P-2        2,500,000
                   -----------------------------------------------------
   1,000,000       Babylon, NY IDA, (1994 Series) Weekly VRDNs (J.
                   D'Addario & Company, Inc. Project)/
                   (National Westminster Bank, PLC, London LOC)              VMIG1        1,000,000
                   -----------------------------------------------------
   3,246,000       Beacon, NY, 4.00% BANs, 8/16/1996                          NR(3)       3,246,855
                   -----------------------------------------------------
   6,000,000       Brentwood Union Free School District, NY, 4.375%
                   TANs, 6/28/1996                                            NR(3)       6,010,366
                   -----------------------------------------------------
   5,000,000       Brentwood Union Free School District, NY, 4.50% TANs,
                   6/28/1996                                                  NR(3)       5,012,605
                   -----------------------------------------------------
   3,600,000       Broome County, NY, (Series 1995), 4.75% BANs,
                   4/19/1996                                                  NR(3)       3,607,210
                   -----------------------------------------------------
   3,300,000       Chautauqua County, NY IDA Weekly VRDNs (Cliffstar
                   Corp.)/(Society National Bank, Cleveland, OH LOC)           P-1        3,300,000
                   -----------------------------------------------------
   3,900,000       Chautauqua County, NY IDA Weekly VRDNs (Mogen David
                   Wine Corp.)/(Wells Fargo Bank, N.A. LOC)                    P-1        3,900,000
                   -----------------------------------------------------
   3,000,000       Chautauqua County, NY, (Series 1995), 5.50% TANs,
                   12/21/1995                                                 NR(3)       3,001,530
                   -----------------------------------------------------
   1,140,000       Colonie, NY IDA Weekly VRDNs (Herbert S. Ellis)/
                   (Marine Midland Bank N.A., Buffalo, NY LOC)                 P-2        1,140,000
                   -----------------------------------------------------
     820,000       Colonie, NY IDA, (Series 1988) Weekly VRDNs (13 Green
                   M-1 Drive Project)/(Marine Midland Bank N.A.,
                   Buffalo, NY LOC)                                            P-2          820,000
                   -----------------------------------------------------
   5,000,000       Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs
                   (Servotronics, Inc. Project)/(Fleet Bank of New York
                   LOC)                                                        P-1        5,000,000
                   -----------------------------------------------------



NEW YORK MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
    AMOUNT                                                                 RATING*        VALUE
------------       -----------------------------------------------------   --------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                   NEW YORK--CONTINUED
                   -----------------------------------------------------
$  1,800,000       Franklin County, NY IDA, (Series 1991A) Weekly VRDNs
                   (KES Chateaugay)/(Bank of Tokyo Ltd., Tokyo LOC)            A-1     $  1,800,000
                   -----------------------------------------------------
   1,500,000       Guilderland, NY IDA, (Series 1993A) Weekly VRDNs
                   (Northeastern Industrial Park, Inc.)/(Chemical Bank,
                   New York LOC)                                               P-1        1,500,000
                   -----------------------------------------------------
   5,140,000       Hempstead Union Free School District, NY, 4.50% TANs,
                   6/28/1996                                                  NR(3)       5,160,103
                   -----------------------------------------------------
   4,000,000       Hempstead, NY, (Series 1995A), 5.50% BANs, 3/1/1996       VMIG1        4,009,720
                   -----------------------------------------------------
   4,760,000       Herkimer County, NY IDA, 1994 IDRB Weekly VRDNs
                   (Granny's Kitchen)/(Bank of New York, New York LOC)         A-1        4,760,000
                   -----------------------------------------------------
   3,500,000       Hudson Falls, NY Central School District, 3.82% BANs,
                   6/28/1996                                                  NR(3)       3,500,421
                   -----------------------------------------------------
   3,700,000       Levittown Union Free School District, NY, 4.125%
                   BANs, 10/25/1996                                             NR        3,706,077
                   -----------------------------------------------------
   1,000,000       Levittown Union Free School District, NY, 4.50% BANs,
                   10/25/1996                                                   NR        1,005,183
                   -----------------------------------------------------
     927,000       Liverpool Central School District, NY, 3.90% BANs,
                   6/19/1996                                                  NR(3)         927,839
                   -----------------------------------------------------
   3,770,000       Lockport, NY, 4.17% BANs, 5/30/1996                        NR(3)       3,771,464
                   -----------------------------------------------------
   4,200,000       Longwood Central School District, NY, 4.50% TANs,
                   6/26/1996                                                    NR        4,211,814
                   -----------------------------------------------------
   2,120,000       Madison County, NY IDA, (Series 1989A) Weekly VRDNs
                   (Madison, NY Upstate Metals)/(Fleet Bank of New York
                   LOC)                                                        A-1        2,120,000
                   -----------------------------------------------------
  15,000,000       Marine Midland, NY, Premium Tax-Exempt Bond & Loan
                   Trust Weekly VRDNs (Marine Midland New York
                   Trust)/(Marine Midland Bank N.A., Buffalo, NY LOC)          P-1       15,000,000
                   -----------------------------------------------------
   1,002,814       Nassau County, NY IDA Weekly VRDNs (D.L. Blair
                   Corp.)/(Dai-Ichi Kangyo Bank Ltd., Tokyo LOC)               P-1        1,002,814
                   -----------------------------------------------------
  10,000,000       Nassau County, NY, (Series 1995A), 4.50% TANs,
                   3/15/1996                                                 SP-1+       10,021,790
                   -----------------------------------------------------



NEW YORK MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
    AMOUNT                                                                 RATING*        VALUE
------------       -----------------------------------------------------   --------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                   NEW YORK--CONTINUED
                   -----------------------------------------------------
$  4,000,000       New York City Municipal Water Finance Authority,
                   (Series 4), 3.75% CP (Credit Suisse, Zurich LOC),
                   Mandatory Tender 1/23/1996                                 A-1+     $  4,000,000
                   -----------------------------------------------------
     283,334       New York City, NY IDA Weekly VRDNs (David Rosen
                   Bakers Supply)/(Dai-Ichi Kangyo Bank Ltd., Tokyo LOC)       P-1          283,334
                   -----------------------------------------------------
     466,668       New York City, NY IDA Weekly VRDNs (Lomar Development
                   Corp.)/(Dai-Ichi Kangyo Bank Ltd., Tokyo LOC)               P-1          466,668
                   -----------------------------------------------------
      81,265       New York City, NY IDA Weekly VRDNs (MLN
                   Associates)/(Dai-Ichi Kangyo Bank Ltd., Tokyo LOC)          P-1           81,265
                   -----------------------------------------------------
   3,300,000       New York City, NY IDA Weekly VRDNs (Mindel
                   Associates)/(Chemical Bank, New York LOC)                   A-1        3,300,000
                   -----------------------------------------------------
   1,900,000       New York City, NY IDA, Special Facility Revenue Bonds
                   (Series 1990) Weekly VRDNs (Air France)/(Societe
                   Generale, Paris LOC)                                       A-1+        1,900,000
                   -----------------------------------------------------
   5,000,000       New York State Dormitory Authority, (Series 1989B),
                   3.60% CP (Sloan-Kettering Memorial Cancer Center)/
                   (Chemical Bank, New York LOC), Mandatory Tender
                   11/17/1995                                                  P-1        5,000,000
                   -----------------------------------------------------
   5,475,000    (a) New York State Dormitory Authority, PA-60 (Series
                   1993) Weekly VRDNs (Rochester General Hospital)/(FHA
                   INS)/(Merrill Lynch Capital Services, Inc. LIQ)            A-1+        5,475,000
                   -----------------------------------------------------
   2,700,000       New York State Energy Research & Development
                   Authority Weekly VRDNs (Long Island Lighting
                   Co.)/(Toronto-Dominion Bank LOC)                          VMIG1        2,700,000
                   -----------------------------------------------------
   3,285,000       New York State Energy Research & Development
                   Authority, (Series 1985), 4.40% TOBs (Rochester Gas &
                   Electric Corp)/(Credit Suisse, Zurich LOC), Optional
                   Tender 11/15/1995                                          A-1+        3,285,000
                   -----------------------------------------------------
   2,000,000       New York State Energy Research & Development
                   Authority, (Series 1985A), 4.70% TOBs (Long Island
                   Lighting Co.)/(Deutsche Bank, AG LOC), Mandatory
                   Tender 3/1/1996                                            A-1+        2,000,000
                   -----------------------------------------------------



NEW YORK MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
    AMOUNT                                                                 RATING*        VALUE
------------       -----------------------------------------------------   --------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                   NEW YORK--CONTINUED
                   -----------------------------------------------------
$  3,000,000       New York State Energy Research & Development
                   Authority, (Series 1993A) Weekly VRDNs (Long Island
                   Lighting Co.)/(Toronto-Dominion Bank LOC)                 VMIG1     $  3,000,000
                   -----------------------------------------------------
   2,000,000       New York State Energy Research & Development
                   Authority, 4.65% TOBs (New York State Electric and
                   Gas Corp.)/(J.P. Morgan Delaware, Wilmington LOC),
                   Optional Tender 3/15/1996                                  A-1+        2,000,000
                   -----------------------------------------------------
   2,500,000       New York State HFA Weekly VRDNs (Special Surgery
                   Hospital)/(Chemical Bank, New York LOC)                   VMIG1        2,500,000
                   -----------------------------------------------------
   4,000,000       New York State HFA, Housing Revenue Bonds (1985
                   Series A) Weekly VRDNs (Liberty View Apartments)/
                   (Chemical Bank, New York LOC)                               A-1        4,000,000
                   -----------------------------------------------------
   1,290,000       New York State Job Development Authority Weekly VRDNs
                   (Sumitomo Bank Ltd., Osaka LOC)                           VMIG1        1,290,000
                   -----------------------------------------------------
   1,590,000       New York State Job Development Authority Weekly VRDNs
                   (Sumitomo Bank Ltd., Osaka LOC)                           VMIG1        1,590,000
                   -----------------------------------------------------
   4,625,000    (a) New York State Medical Care Facilities Finance
                   Agency, Hospital & Nursing Home Mortgage Revenue
                   Bonds (1994 Series C) Weekly VRDNs (FHA INS)/(Merrill
                   Lynch Capital Services, Inc. LIQ)                          A-1+        4,625,000
                   -----------------------------------------------------
   3,700,000    (a) New York State Mortgage Agency, (Series PA-29) Weekly
                   VRDNs (Merrill Lynch Capital Services, Inc. LIQ)          VMIG1        3,700,000
                   -----------------------------------------------------
   4,945,000    (a) New York State Mortgage Agency, Homeowner Mortgage
                   Revenue Bonds (PA-87) Weekly VRDNs (Merrill Lynch
                   Capital Services, Inc. LIQ)                               VMIG1        4,945,000
                   -----------------------------------------------------
   2,640,000    (a) New York State Mortgage Agency, Homeowner Mortgage
                   Revenue Bonds (Series PT-15B) Weekly VRDNs (Dai-Ichi
                   Kangyo Bank Ltd., Tokyo LIQ)                              VMIG1        2,640,000
                   -----------------------------------------------------
   6,500,000       Niagara County, NY IDA Weekly VRDNs (Allegheny Ludlum
                   Corp.)/(PNC Bank, N.A. LOC)                                 A-1        6,500,000
                   -----------------------------------------------------



NEW YORK MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
    AMOUNT                                                                 RATING*        VALUE
------------       -----------------------------------------------------   --------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                   NEW YORK--CONTINUED
                   -----------------------------------------------------
$  6,000,000       Niagara County, NY IDA, Solid Waste Disposal Facility
                   Revenue Bonds (Series 1994B), 4.00% CP (American Ref-
                   Fuel Company)/(Air Products & Chemicals, Inc. and
                   Browning-Ferris Industries, Inc. GTDs), Mandatory
                   Tender 12/8/1995                                            A-1     $  6,000,000
                   -----------------------------------------------------
   9,900,000       Niagara County, NY IDA, Solid Waste Disposal Facility
                   Revenue Bonds (Series 1994C), 3.90% CP (American
                   Ref-Fuel Company)/(Air Products & Chemicals, Inc. and
                   Browning-Ferris Industries, Inc. GTDs), Mandatory
                   Tender 2/13/1996                                            A-1        9,900,000
                   -----------------------------------------------------
   6,000,000       Niagara County, NY IDA, Solid Waste Disposal Facility
                   Revenue Bonds (Series 1994C), 4.00% CP (American
                   Ref-Fuel Company)/(Air Products & Chemicals, Inc. and
                   Browning-Ferris Industries, Inc. GTDs), Mandatory
                   Tender 1/11/1996                                            A-1        6,000,000
                   -----------------------------------------------------
   1,010,000       North Hempstead, NY, (1995 Series B), 4.75% BANs,
                   4/25/1996                                                  NR(3)       1,012,093
                   -----------------------------------------------------
     820,000       Onondaga County, NY IDA Weekly VRDNs (Beverage
                   Corp.)/(Marine Midland Bank N.A., Buffalo, NY LOC)          P-2          820,000
                   -----------------------------------------------------
   1,075,000       Onondaga County, NY IDA, (Series 1987) Weekly VRDNs
                   (Southern Container Corp.)/(Chemical Bank, New York
                   LOC)                                                      VMIG1        1,075,000
                   -----------------------------------------------------
   1,725,000       Onondaga County, NY Weekly VRDNs (Grainger (W.W.),
                   Inc.)                                                      A-1+        1,725,000
                   -----------------------------------------------------
   1,500,000       Ontario, NY IDA Weekly VRDNs (Hillcrest
                   Enterprises/Buckeye Corrugated)/(National City Bank,
                   Cleveland, OH LOC)                                          P-1        1,500,000
                   -----------------------------------------------------
   5,700,000       Oswego County, NY IDA Weekly VRDNs (Copperweld
                   Corp.)/(Credit Lyonnais, North America LOC)                 P-1        5,700,000
                   -----------------------------------------------------
   1,525,000       Perry Central School District, NY, 4.125% BANs,
                   6/21/1996                                                  NR(3)       1,528,971
                   -----------------------------------------------------
  15,000,000       Port Authority of New York and New Jersey Weekly
                   VRDNs                                                      A-1+       15,000,000
                   -----------------------------------------------------
  15,000,000       Port Authority of New York and New Jersey Weekly
                   VRDNs                                                      A-1+       15,000,000
                   -----------------------------------------------------



NEW YORK MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
    AMOUNT                                                                 RATING*        VALUE
------------       -----------------------------------------------------   --------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                   NEW YORK--CONTINUED
                   -----------------------------------------------------
$  1,000,000       Port Authority of New York and New Jersey, (Series 3)
                   Weekly VRDNs (KIAC Partners)/(Deutsche Bank, AG LOC)        P-1     $  1,000,000
                   -----------------------------------------------------
   1,000,000       Rotterdam, NY IDA, (Series 1993A) Weekly VRDNs
                   (Rotterdam Industrial Park)/(Chemical Bank, New York
                   LOC)                                                        P-1        1,000,000
                   -----------------------------------------------------
   4,000,000       Saranac Central School District, NY, 4.50% BANs,
                   6/28/1996                                                  NR(2)       4,016,394
                   -----------------------------------------------------
     650,817       Schenectady, NY IDA Weekly VRDNs (McClellan Street
                   Associates)/(Ford Motor Credit Corp. 1994-A LIQ)/
                   (Dai-Ichi Kangyo Bank Ltd., Tokyo LOC)                      P-1          650,817
                   -----------------------------------------------------
   3,000,000       Suffolk County, NY IDA Weekly VRDNs (C & J Realty
                   Corp.)/(Ford Motor Credit Corp. 1994-A LIQ)/(Dai-Ichi
                   Kangyo Bank Ltd., Tokyo LOC)                                P-1        3,000,000
                   -----------------------------------------------------
     509,167       Suffolk County, NY IDA Weekly VRDNs (CS Property/
                   Tara Toy, Inc.)/(Ford Motor Credit Corp. 1994-A
                   LIQ)/(Dai-Ichi Kangyo Bank Ltd., Tokyo LOC)                 P-1          509,167
                   -----------------------------------------------------
     432,000       Suffolk County, NY IDA Weekly VRDNs (D.A.
                   Yaron)/(Ford Motor Credit Corp. 1994-A LIQ)/(Dai-Ichi
                   Kangyo Bank Ltd., Tokyo LOC)                                P-1          432,000
                   -----------------------------------------------------
   1,050,000       Suffolk County, NY IDA Weekly VRDNs (Poly Research
                   Corp.)/(Marine Midland Bank N.A., Buffalo, NY LOC)          P-2        1,050,000
                   -----------------------------------------------------
   1,800,000       Suffolk County, NY IDA, 5.6875% TOBs (Grainger
                   (W.W.), Inc.), Optional Tender 12/1/1995                    P-1        1,800,000
                   -----------------------------------------------------
   5,000,000    (a) VRDC/IVRC Trust, (Series 1992A) Weekly VRDNs (New
                   York City Municipal Water Finance Authority)/(MBIA
                   Insurance Corporation INS)/(HongKong & Shanghai
                   Banking Corp. LIQ)                                          A-1        5,000,000
                   -----------------------------------------------------
   7,000,000    (a) VRDC/IVRC Trust, (Series 1993B) Weekly VRDNs (New
                   York Metropolitan Transportation Authority)/(AMBAC
                   INS)/(HongKong & Shanghai Banking Corp. LIQ)                A-1        7,000,000
                   -----------------------------------------------------
   7,500,000       Walden Village, NY IDA, IDRB (Series 1994) Weekly
                   VRDNs (Spence Engineering Co.)/(First Union National
                   Bank, Charlotte, N.C. LOC)                                  P-1        7,500,000
                   -----------------------------------------------------



NEW YORK MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
    AMOUNT                                                                 RATING*        VALUE
------------       -----------------------------------------------------   --------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                   NEW YORK--CONTINUED
                   -----------------------------------------------------
$  5,685,000       Warren & Washington Counties, NY IDA Weekly VRDNs
                   (Sandy Hill Corp.)/(First Union National Bank,
                   Charlotte, N.C. LOC)                                        A-1     $  5,685,000
                   -----------------------------------------------------
   1,415,000       Yates County, NY IDA, (Series 1992A) Weekly VRDNs
                   (Clearplass Container)/(Fleet Bank of New York LOC)         A-1        1,415,000
                   -----------------------------------------------------
   2,300,000       Yonkers, NY IDA, (Series 1992A) Weekly VRDNs
                   (Consumers Union Facility)/(Industrial Bank of Japan
                   Ltd., Tokyo LOC)                                          VMIG1        2,300,000
                   -----------------------------------------------------               ------------
                   TOTAL                                                                278,470,214
                   -----------------------------------------------------               ------------
                   PUERTO RICO--3.4%
                   -----------------------------------------------------
  10,000,000    (a) Commonwealth of Puerto Rico, Public Improvement
                   Refunding Bonds TOC (Series 1995B) Weekly VRDNs (MBIA
                   Insurance Corporation INS)/(Dai-Ichi Kangyo Bank
                   Ltd., Tokyo LIQ)                                            A-1       10,000,000
                   -----------------------------------------------------               ------------
                   TOTAL INVESTMENTS, AT AMORTIZED COST(B)                             $288,470,214
                   -----------------------------------------------------               ------------


Securities that are subject to Alternative Minimum Tax represent 34% of the portfolio as calculated based upon total portfolio market value.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. These securities have been determined to be liquid under criteria established by the Board of Trustees. At the end of the period, these securities amounted to ($43,385,000) which represents 15% of net assets.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($290,587,984) at October 31, 1995.


NEW YORK MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

The following acronym(s) are used throughout this portfolio:

AMBAC   -- American Municipal Bond Assurance Corporation
BANs    -- Bond Anticipation Notes
CP      -- Commercial Paper
FHA     -- Federal Housing Administration
GTDs    -- Guarantees
HFA     -- Housing Finance Authority
IDA     -- Industrial Development Authority
IDRB    -- Industrial Development Revenue Bond
INS     -- Insured
LIQ     -- Liquidity Agreement
LOC     -- Letter of Credit
MBIA    -- Municipal Bond Investors Assurance
PLC     -- Public Limited Company
TANs    -- Tax Anticipation Notes
TOBs    -- Tender Option Bonds
TOC     -- Tender Option Certificate
VRDNs   -- Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)


NEW YORK MUNICIPAL CASH TRUST

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                       $288,470,214
------------------------------------------------------------------------------
Cash                                                                                    388,388
------------------------------------------------------------------------------
Income receivable                                                                     2,534,760
------------------------------------------------------------------------------
Receivable for shares sold                                                                  266
------------------------------------------------------------------------------     ------------
     Total assets                                                                   291,393,628
------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------
Payable for shares redeemed                                           $183,571
-------------------------------------------------------------------
Income distribution payable                                            585,672
-------------------------------------------------------------------
Accrued expenses                                                        36,401
-------------------------------------------------------------------   --------
     Total liabilities                                                                  805,644
------------------------------------------------------------------------------     ------------
NET ASSETS for 290,593,593 shares outstanding                                      $290,587,984
------------------------------------------------------------------------------     ------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Paid in capital                                                                    $290,593,593
------------------------------------------------------------------------------
Accumulated net realized loss on investments                                             (5,609)
------------------------------------------------------------------------------     ------------
     Total Net Assets                                                              $290,587,984
------------------------------------------------------------------------------     ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES:
------------------------------------------------------------------------------
$276,149,176/276,155,517 shares outstanding                                               $1.00
------------------------------------------------------------------------------     ------------
CASH II SHARES:
------------------------------------------------------------------------------
$14,438,808/14,438,076 shares outstanding                                                 $1.00
------------------------------------------------------------------------------     ------------


(See Notes which are an integral part of the Financial Statements)


NEW YORK MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------
Interest                                                                                    $13,386,966
----------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------
Investment advisory fee                                                      $ 1,335,835
-------------------------------------------------------------------------
Administrative personnel and services fee                                        252,807
-------------------------------------------------------------------------
Custodian fees                                                                    88,001
-------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                          53,726
-------------------------------------------------------------------------
Directors'/Trustees' fees                                                          5,982
-------------------------------------------------------------------------
Auditing fees                                                                     19,781
-------------------------------------------------------------------------
Legal fees                                                                         2,827
-------------------------------------------------------------------------
Portfolio accounting fees                                                         64,263
-------------------------------------------------------------------------
Distribution services fee--Institutional Service Shares                          690,979
-------------------------------------------------------------------------
Distribution services fee--Cash II Shares                                        143,918
-------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                           690,979
-------------------------------------------------------------------------
Shareholder services fee--Cash II Shares                                         143,918
-------------------------------------------------------------------------
Share registration costs                                                          19,808
-------------------------------------------------------------------------
Printing and postage                                                              26,828
-------------------------------------------------------------------------
Insurance premiums                                                                 8,298
-------------------------------------------------------------------------
Miscellaneous                                                                      4,914
-------------------------------------------------------------------------    -----------
    Total expenses                                                             3,552,864
-------------------------------------------------------------------------
Waivers--
-------------------------------------------------------------------------
  Waiver of investment advisory fee                             $(351,948)
-------------------------------------------------------------
  Waiver of distribution services fee--Institutional Service
    Shares                                                       (690,979)
-------------------------------------------------------------
  Waiver of distribution services fee--Cash II Shares            (130,887)
-------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Service
    Shares                                                       (477,927)
-------------------------------------------------------------
  Waiver of shareholder services fee--Cash II Shares              (13,031)
-------------------------------------------------------------   ---------
    Total waivers                                                             (1,664,772)
-------------------------------------------------------------------------    -----------
         Net expenses                                                                         1,888,092
----------------------------------------------------------------------------------------    -----------
              Net investment income                                                          11,498,874
----------------------------------------------------------------------------------------    -----------
Net realized gain on investments                                                                 12,000
----------------------------------------------------------------------------------------    -----------
         Change in net assets resulting from operations                                     $11,510,874
----------------------------------------------------------------------------------------    -----------


(See Notes which are an integral part of the Financial Statements)


NEW YORK MUNICIPAL CASH TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    YEAR ENDED OCTOBER 31,
                                                               ---------------------------------
                                                                    1995               1994
                                                               ---------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------
Net investment income                                          $    11,498,874     $   7,881,134
------------------------------------------------------------   ---------------     -------------
Net realized gain (loss) on investments                                 12,000               322
------------------------------------------------------------   ---------------     -------------
     Change in net assets resulting from operations                 11,510,874         7,881,456
------------------------------------------------------------   ---------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------
Distributions from net investment income
------------------------------------------------------------
  Institutional Service Shares                                      (9,657,797)       (5,630,675)
------------------------------------------------------------
  Cash II Shares                                                    (1,841,077)       (2,250,459)
------------------------------------------------------------   ---------------     -------------
     Change in net assets resulting from distributions to
     shareholders                                                  (11,498,874)       (7,881,134)
------------------------------------------------------------   ---------------     -------------
SHARE TRANSACTIONS--
------------------------------------------------------------
Proceeds from sale of Shares                                     1,236,075,244       918,756,952
------------------------------------------------------------
Net asset value of Shares issued to shareholders in payment
  of distributions declared                                          3,314,165         2,705,999
------------------------------------------------------------
Cost of Shares redeemed                                         (1,319,444,545)     (884,074,127)
------------------------------------------------------------   ---------------     -------------
     Change in net assets resulting from share transactions        (80,055,136)       37,388,824
------------------------------------------------------------   ---------------     -------------
          Change in net assets                                     (80,043,136)       37,389,146
------------------------------------------------------------   ---------------     -------------
NET ASSETS:
------------------------------------------------------------
Beginning of period                                                370,631,120       333,241,974
------------------------------------------------------------   ---------------     -------------
End of period                                                  $   290,587,984     $ 370,631,120
------------------------------------------------------------   ---------------     -------------


(See Notes which are an integral part of the Financial Statements)


NEW YORK MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of fifteen non-diversified portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At October 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $5,609, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

                     EXPIRATION YEAR                    EXPIRATION AMOUNT
            ---------------------------------   ---------------------------------
                          1996                               $5,609


     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers in that


NEW YORK MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1995, 61% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit for any one institution or agency do not exceed 7.6% of total investments.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

     Additional information on each restricted security held at October 31, 1995 is as follows:

                          SECURITY                         ACQUISITION DATE     ACQUISITION COST
    ----------------------------------------------------   ----------------     ----------------
    New York State Dormitory Authority PA-60 (Series         March 13, 1995       $  5,475,000
      1989B)
    New York State Medical Care Facilities Finance             July 5, 1995          4,625,000
      Agency
    New York State Mortgage Agency (Series PA-29)             April 3, 1995          3,700,000
    New York State Mortgage Agency (Series PA-87)              July 5, 1995          4,945,000
    New York State Mortgage Agency (Series PT-15B)             July 5, 1995          2,640,000
    VRDC/IVRC Trust (Series 1992A) New York City               July 5, 1995          5,000,000
      Municipal Water Finance Authority
    VRDC/IVRC Trust (Series 1993B) New York Metropolitan       May 19, 1995          7,000,000
      Transportation Authority
    Commonwealth of Puerto Rico, Public Improvement            May 25, 1995         10,000,000
      Refunding Bonds TOC (Series 1995b)


     OTHER--Investment transactions are accounted for on the trade date.


NEW YORK MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1995, capital paid-in aggregated $290,593,593. Transactions in shares were as follows:

                                                                    YEAR ENDED OCTOBER 31,
                                                                -------------------------------
                INSTITUTIONAL SERVICE SHARES                        1995              1994
-------------------------------------------------------------   -------------     -------------
Shares sold                                                     1,002,966,036       548,493,561
-------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                          1,484,402           758,005
-------------------------------------------------------------
Shares redeemed                                                  (964,892,684)     (587,029,347)
-------------------------------------------------------------   -------------     -------------
  Net change resulting from Institutional Service share
  transactions                                                     39,557,754       (37,777,781)
-------------------------------------------------------------   -------------     -------------

                                                                    YEAR ENDED OCTOBER 31,
                                                                -------------------------------
                       CASH II SHARES                               1995              1994
-------------------------------------------------------------   -------------     -------------
Shares sold                                                       233,109,208       370,263,391
-------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                          1,829,763         1,947,994
-------------------------------------------------------------
Shares redeemed                                                  (354,551,861)     (297,044,780)
-------------------------------------------------------------   -------------     -------------
  Net change resulting from Cash II share transactions           (119,612,890)       75,166,605
-------------------------------------------------------------   -------------     -------------
     Net change resulting from share transactions                 (80,055,136)       37,388,824
-------------------------------------------------------------   -------------     -------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to .25 of 1% of the average daily net assets of the Institutional Service Shares and Cash II Shares, annually, to reimburse FSC.


NEW YORK MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

SHAREHOLDER SERVICE FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund shares for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ")serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS--During the period ended October 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/or common Officers. These transactions were made at current market value pursuant to rule 17a-7 under the Act amounting to $518,060,000 and $576,715,000 respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of

FEDERATED MUNICIPAL TRUST
(New York Municipal Cash Trust):
We have audited the accompanying statement of assets and liabilities of New York Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights (see pages 2 and 15 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 1993, and prior were audited by other auditors whose report dated December 17, 1993, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Minnesota Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.
                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 15, 1995


ADDRESSES
--------------------------------------------------------------------------------

New York Municipal Cash Trust
                Institutional Service Shares              Federated Investors Tower
                                                          Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                Federated Investors Tower
                                                          Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                      Federated Investors Tower
                                                          Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                     P.O. Box 8600
                Trust Company                             Boston, MA 02266-8600
----------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Services Company                P.O. Box 8600
                                                          Boston, MA 02266-8600
----------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                       2100 One PPG Place
                                                          Pittsburgh, PA 15222
----------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NEW YORK MUNICIPAL
                                      CASH TRUST
                                      INSTITUTIONAL SERVICE SHARES
                                      PROSPECTUS

                                      A Non-Diversified Portfolio of Federated
                                      Municipal Trust, an Open-End Management
                                      Investment Company

                                      Prospectus dated December 31, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779

      CUSIP 314229741
      G00208-01 (12/95)

                      NEW YORK MUNICIPAL CASH TRUST
               (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                             CASH II SHARES
                      INSTITUTIONAL SERVICE SHARES
                   STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectuses of New York Municipal Cash Trust (the "Fund"), a portfolio of Federated Municipal Trust ( the "Trust") dated December 31, 1995. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-235-4669.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779

                      Statement dated December 31, 1995
Federated Securities Corp.
DISTRIBUTOR
A SUBSIDIARY OF FEDERATED INVESTORS




INVESTMENT POLICIES            1

 Acceptable Investments        1
 Participation Interests       1
 Municipal Leases              1
 Ratings                       1
 When-Issued And Delayed Delivery
  Transactions                 1
 Repurchase Agreements         2
 Credit Enhancement            2
NEW YORK INVESTMENT RISKS      2

INVESTMENT LIMITATIONS         3

FEDERATED MUNICIPAL TRUST
MANAGEMENT                     5

 The Funds                     9
 Share Ownership               9
 Trustees Compensation        10
 Trustee Liability            10
INVESTMENT ADVISORY SERVICES  10

 Investment Adviser           10
 Advisory Fees                11
BROKERAGE TRANSACTIONS        11

OTHER SERVICES                11

 Fund Administration          12



 Custodian and Portfolio
  Recordkeeper                12
 Transfer Agent               12
 Independent Public Accountants12
SHAREHOLDER SERVICES AGREEMENT12

DETERMINING NET ASSET VALUE   12

REDEMPTION IN KIND            13

MASSACHUSETTS PARTNERSHIP LAW 13

THE FUND'S TAX STATUS         13

PERFORMANCE INFORMATION       13

 Yield                        13
 Effective Yield              13
 Tax-Equivalent Yield         13
 Tax-Equivalency Table        14
 Total Return                 14
 Performance Comparisons      15
ABOUT FEDERATED INVESTORS     15

 Mutual Fund Market           15
 Institutional Clients        15
 Trust Organizations          15
 Broker/Dealers and Bank
  Broker/Dealer
  Subsidiaries                16
APPENDIX                      17




INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security, the issuer of any demand feature applicable to the security, or any guarantor of either the security or any demand feature. PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing participation interests having a seven day demand feature, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Board of Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's



Investors Service, Inc. ("Moody's"), or FIN-1+, FIN-1, or FIN-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance." WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, brokers/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
NEW YORK INVESTMENT RISKS

The Fund invests in obligations of New York (the "State") issuers which result in the Fund's performance being subject to risks associated with the overall conditions present within the State. The following information is a general summary of the State's financial condition and a brief summary of the prevailing economic conditions. This information is based on official statements relating to securities that are believed to be reliable but should not be considered as a complete description of all relevant information.
The State has achieved fiscal balance for the last few years after large deficits in the middle and late 1980's. Growing social service needs, education and Medicare expenditures have been the areas of largest growth while prudent program cuts and increases in revenues through service fees has enabled the state's budget to remain within balance for the last few years. While the state still has a large accumulated deficit as a percentage of its overall budget, the fiscal performance in recent years has demonstrated a changed political environment that has resulted in realistic revenue and expenditure projections to achieve financially favorable results. The state also benefits from a high level of per capita income that is well above the national average and from significant amounts of international trade.
New York's economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State's economy through its international importance in economic sectors such as advertising, finance, and banking. The State's economy is projected to be weak through 1996, with state jobs growth of 0.4% well below the national level of 1.7%. State personal income growth is projected to be 4.2% while the U.S. projected growth rate is 5.0%. These numbers reflect an economic slowdown from 1995.
New York's budget process has been historically characterized by contentious and protracted budget debates. New York State's fiscal 1996 budget, adopted 68 days late, distinguishes itself by reducing the actual level of General Fund expenditures, not merely reducing the rate of expenditure growth. In addition, tax reductions are phased in over the next three years. Balancing the budget in the wake of tax cuts makes the spending reduction plan even more critical. The plan faces serious implementation risks which leave it vulnerable to delays and shortfalls. Key to balancing this year's budget will be the coordination and timely implementation of substantive program changes within a complicated and geographically dispersed bureaucracy.
The overall credit quality of the State is further demonstrated by its debt ratings. New York State maintains an A rating Moody's Investors Service, Inc. and Standard & Poor's Ratings Group rates the State A-.
The Fund's concentration in municipal securities issued by the state and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the state; and the underlying fiscal condition of the state, its counties, and its municipalities.
INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.
BORROWING MONEY
The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Interest paid on borrowed funds will serve to reduce the Fund's income. The Fund will liquidate any such borrowings as soon as possible and may not purchase any portfolio instruments while any borrowings are outstanding.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, although it may invest in New York municipal securities secured by real estate or interests in real estate.
INVESTING IN COMMODITIES AND MINERALS
The Fund will not purchase or sell commodities, commodity contracts, or oil, gas, or other mineral exploration or development programs. UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
MAKING LOANS
The Fund will not make loans except that it may acquire publicly or non-publicly issued New York municipal securities, in accordance with its investment objective, policies, and limitations, and the Trust's Declaration of Trust.
ACQUIRING SECURITIES
The Fund will not acquire the voting securities of any issuer, except as part of a merger, consolidation, reorganization, or acquisition of assets.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not invest in securities issued by any other investment company or investment trust.
INVESTMENTS IN ANY ONE ISSUER
With respect to securities comprising 75% of its assets, the Fund will not invest more than 10% of its total assets in the securities of any one issuer.
Under this limitation, each governmental subdivision, including states, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalitites, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the government body creating it and the security is backed only by its own assets and revenues.
Industrial development bonds backed only by the assets and revenues of a nongovernmental user are considered to be issued solely by that user. If in the case of an industrial development bond or government issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.



INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers (or in the alternative, guarantors, where applicable) which have records of less than three years of continuous operations, including the operation of any predecessor.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Fund will not purchase puts, calls, straddles, spreads, or any combination of them, except that the Fund may purchase municipal securities accompanied by agreements of sellers to repurchase them at the Fund's option.
INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including repurchase agreements maturing in more than seven days.
ISSUING SENIOR SECURITIES
The Fund will not issue senior securities, except as permitted by the investment objective and policies and limitations of the Fund.
The above limitations cannot be changed without shareholder approval.
For purposes of the above limitations, the Fund considers instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its ability to participate in volume transactions will be to the benefit of the Fund.





FEDERATED MUNICIPAL TRUST MANAGEMENT

OFFICERS AND TRUSTEES ARE LISTED WITH THEIR ADDRESSES, BIRTHDATES, PRESENT POSITIONS WITH FEDERATED MUNICIPAL TRUST, AND PRINCIPAL
OCCUPATIONS.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee



Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.








James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty



Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty;
Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Glen R. Johnson *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated
Administrative Services.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts;
Director, Trustee, or Managing General Partner of the Funds; formerly,



President, State Street Bank and Trust Company and State Street Boston Corporation.



Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty;
Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh



Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.





J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949



Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


 Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA



Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Vice President, Federated Administrative Services; Treasurer of some of the Funds.





John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary



Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
THE FUNDS
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series,



Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Trustees own less than 1% of the Trust`s outstanding shares. As of December 4, 1995, the following shareholder(s) of record owned 5% or more of the outstanding Institutional Service Shares of New York Municipal Cash Trust: Fiduciary Trust Company International, New York, New York, owned approximately 51,028,500 shares (19.05%); Fleet Securities Corp., Rochester, New York, owned approximately 43,275,119 shares (15.06%); Society National Bank, Cleveland, Ohio, owned approximately 15,476,158 shares (5.38%); WESCO, Schenectady, New York, owned approximately 15,895,333 shares (5.53%) and Schneider Mills Inc., owned approximately 18,803,509 shares (6.54%).
As of December 4, 1995, the following shareholder(s) of record owned 5% or more of the outstanding Cash II Shares of New York Municipal Cash
Trust: Saul R. and Marion Klein Kramer, Garden City, New York, owned approximately 20,000,000 shares (52.25%); North Fork Bank and Trust Co, Mattituck, New York, owned approximately 3,178,564 shares (8.30%); Wayne
D. Thornbrough, New York, New York, owned approximately 2,410,162 shares (6.29%); and Barrons Educational Series Inc., Hauppa, New York, owned approximately 2,153,572 shares (5.62%).


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
CORPORATION      CORPORATION*#      FROM FUND COMPLEX +


John F. Donahue, $0        $0 for the Fund and
Chairman and Director         68 other investment companies in the Fund
Complex
Thomas G. Bigley,$2,458    $20,688 for the Fund and
Director                   49 other investment companies in the Fund
Complex



John T. Conroy,  $3,520    $117,202 for the Fund and
Director                   64 other investment companies in the Fund
Complex
William J. Copeland,       $3,520  $117,202 for the Fund and
Director                   64 other investment companies in the Fund
Complex
James E. Dowd,   $3,520    $117,202 for the Fund and
Director                   64 other investment companies in the Fund
Complex
Lawrence D. Ellis, M.D.,   $3,266  $106,460 for the Fund and
Director                   64 other investment companies in the Fund
Complex
Edward L. Flaherty, Jr.,   $3,520  $117,202 for the Fund and
Director                   64 other investment companies in the Fund
Complex
Peter E. Madden, $2,757    $90,563 for the Fund and
Director                   64 other investment companies in the Fund
Complex
Gregor F. Meyer, $3,166    $106,460 for the Fund and
Director                   64 other investment companies in the Fund
Complex
John E. Murray, Jr.,       $1,762  $0 for the Fund and
Director                   64 other investment companies in the Fund
Complex
Wesley W. Posvar,$3,166    $106,460 for the Fund and
Director                   64 other investment companies in the Fund
Complex
Marjorie P. Smuts,         $3,166  $106,460 for the Fund and



Director                   64 other investment companies in the Fund
Complex


*Information is furnished for the fiscal year ended October 31, 1995. #The aggregate compensation is provided for the Trust which is comprised of 15 portfolios.
+The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John
F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.



ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus.
For the fiscal years ended October 31, 1995, 1994, and 1993, the adviser earned $1,335,835, $1,383,576, and $1,065,970, respectively, of which
$351,948, $364,783, and $460,455, respectively, was voluntarily waived.
  STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.



BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended October 31, 1995, 1994, and 1993, the Trust paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Fund's Administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators".) For the fiscal years ended October 31, 1995, 1994, and 1993, the Administrators earned $252,807, $292,612, and $329,428, respectively. Dr. Henry J. Gailliot, an officer of Federated Management, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.



CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. TRANSFER AGENT
As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, and number of accounts and transactions made by shareholders.
INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.



By adopting the Distribution Plan, the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales. Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal period ended October 31, 1995, payments in the amount of $143,918 and $690,979, respectively, were made pursuant to the Distribution Plan, on behalf of Cash II Shares and Institutional Service Shares, respectively, of which $130,887and $690,979, respectively, was waived. In addition, for this period, the Fund paid shareholder service fees in the amount of $143,918 and $690,979, respectively, on behalf of Cash II Shares and Institutional Service Shares, respectively, 13,031 and 477,927, respectively, was waived.
DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.



YIELD
The Fund calculates its yield based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
For the seven-day period ended October 31, 1995, the yields for
Institutional Service Shares and Cash II Shares were         3.52%, and
3.34%, respectively.
EFFECTIVE YIELD
The Fund calculates its effective yield by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
For the seven-day period ended October 31, 1995, the effective yields for Institutional Service Shares and Cash II Shares were 3.58% and 3.39%, respectively.
TAX-EQUIVALENT YIELD
The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% tax rate (the maximum effective federal rate for individuals) and assuming that income is 100% exempt.



For the seven-day period ended October 31, 1995, the tax-equivalent yields for Institutional Service Shares and Cash II Shares were 6.82% and 6.45%, respectively.
TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.



                      TAXABLE YIELD EQUIVALENT FOR 1995

                               STATE OF NEW YORK


                                 TAX BRACKET:
    Combined Federal
    and State:22.875%  35.875%   38.875%    43.875%     47.475%

    Joint Return$1-39,000$39,001-94,250 $94,251-143,600$143,601-256,500
           OVER $256,500
    Single Return$1-23,350   $23,351-56,550$56,551-117,950$117,951-
    256,500OVER $256,500

    Tax-Exempt Yield            Taxable Yield Equivalent



     1.50%     1.94%    2.34%     2.45%      2.67%       2.86%
     2.00      2.59     3.12      3.27       3.56        3.81
     2.50      3.24     3.90      4.09       4.45        4.76
     3.00      3.89     4.68      4.91       5.35        5.71
     3.50      5.54     5.46      5.73       6.24        6.66
     4.00      5.19     6.24      6.54       7.13        7.62
     4.50      5.83     7.02      7.36       8.02        8.57
     5.00      6.48     7.80      8.18       8.91        9.52
     5.50      7.13     8.58      9.00       9.80       10.47
     6.00      7.78     9.36      9.82      10.69       11.42

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. If you itemize deductions, your taxable yield equivalent will be lower.
    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
    *Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is compounded by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
The Fund's Institutional Service Shares average annual total returns for the one-year period ended October 31, 1995 and for the period from November 24, 1982 (date of initial public investment) through October 31, 1995 were 3.56% and 4.24%, respectively.
The Fund's Cash II Shares average annual total returns for the one-year
period ended   October 31, 1995 and for the period from  April 25, 1991
(date of initial public investment) through October 31, 1995 were 3.37% and 2.79%, respectively.
PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   O LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.



ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated Investors managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors's equity and high yield corporate bond management while William
D. Dawson, Executive Vice President, oversees Federated Investors's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors's international portfolios.



MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.*
Federated Investors Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Investors funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated Investors mutual funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--



supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.



*Source:  Investment Company Institute
APPENDIX


STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1      Very strong or strong capacity to pay principal and interest.
   Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2      Satisfactory capacity to pay principal and interest.
VARIABLE  RATE  DEMAND  NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS)
RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-
1. (The definitions for the long-term and the short-term ratings are provided below.)
COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1       This highest category indicates that the degree of safety
   regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2       Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA  Debt rated "AAA" has the highest rating assigned by S&P.  Capacity
to pay interest and      repay principal is extremely strong.






FLORIDA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
CASH II SHARES

PROSPECTUS

The Cash II Shares of Florida Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Florida municipal securities, as well as securities of states, territories, and possessions of the United States which are not issued by or on behalf of Florida, or its political subdivisions and financing authorities, but which provide current income exempt from federal regular income tax and which will enable the Fund to maintain an investment portfolio that will cause its shares to be exempt from the Florida intangibles tax, consistent with stability of principal and liquidity.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

GENERAL INFORMATION                                                            2
------------------------------------------------------

INVESTMENT INFORMATION                                                         2
------------------------------------------------------

  Investment Objective                                                         2
  Investment Policies                                                          2
  Florida Municipal Securities                                                 5
  Investment Risks                                                             5
  Non-Diversification                                                          6
  Investment Limitations                                                       6

FUND INFORMATION                                                               6
------------------------------------------------------

  Management of the Fund                                                       6
  Distribution of Cash II Shares                                               7
  Administration of the Fund                                                   8
  Expenses of the Fund                                                         8

NET ASSET VALUE                                                                9
------------------------------------------------------

HOW TO PURCHASE SHARES                                                         9
------------------------------------------------------

  Special Purchase Features                                                   10

HOW TO REDEEM SHARES                                                          10
------------------------------------------------------

  Special Redemption Features                                                 11

ACCOUNT AND SHARE INFORMATION                                                 12
------------------------------------------------------

TAX INFORMATION                                                               12
------------------------------------------------------

  Federal Income Tax                                                          12
  State and Local Taxes                                                       13
  Florida Intangibles Tax                                                     13
  Florida State Municipal Taxation                                            13

OTHER CLASSES OF SHARES                                                       14
------------------------------------------------------
PERFORMANCE INFORMATION                                                       14
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SHARES                                                        15
------------------------------------------------------

FINANCIAL STATEMENTS                                                          16
------------------------------------------------------

REPORT OF INDEPENDENT
  PUBLIC ACCOUNTANTS                                                          28
------------------------------------------------------

ADDRESSES                                                                     29
------------------------------------------------------

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                                       CASH II SHARES
                                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)..........................       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)...............       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable)..........................................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable).....................................       None
Exchange Fee...........................................................................................       None
                                                  ANNUAL OPERATING EXPENSES
                                     (As a percentage of projected average net assets)*
Management Fee (after waiver) (1)......................................................................       0.00%
12b-1 Fee (after waiver) (2)...........................................................................       0.14%
Total Other Expenses...................................................................................       0.51%
     Shareholder Services Fee..................................................................   0.25%
          Total Fund Operating Expenses (3)............................................................       0.65%


------------
(1) The management fee has been reduced to reflect the anticipated voluntary waiver of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The maximum 12b-1 fee is 0.25%.

(3) The total operating expenses are estimated to be 1.16% absent the anticipated voluntary waivers of the management fee and a portion of the 12b-1 fee.

*Total operating expenses are estimated based on average expenses expected to be incurred during the period ending October 31, 1996. During the course of this period, expenses may be more or less than the average amount shown.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                                         1 year     3 years
-------                                                                                         ------     -------
You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and
(2) redemption at the end of each time period................................................     $7         $21


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR CASH II SHARES FISCAL YEAR ENDING OCTOBER 31, 1996.


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The Fund is designed for retail customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in short-term Florida municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Florida taxpayers because it invests in municipal securities of that state. A minimum initial investment of $10,000 within a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its shares to be exempt from the Florida intangibles tax. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of Florida municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, the Fund will invest so that at least 80% of its annual interest income will be exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Florida and its political subdivisions and financing authorities, as well as obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Florida Municipal Securities "). Examples of Florida Municipal Securities include, but are not limited to:


     . tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

     . bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

     . municipal commercial paper and other short-term notes;

     . variable rate demand notes;

     . municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

     . participation, trust, and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     PARTICIPATION INTERESTS. The Fund may purchase interests in Florida Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests, or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Florida Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.

The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.


DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable temporary investments, there is no current intention to do so. However, the interest from certain Florida Municipal Securities is subject to the federal alternative minimum tax.


FLORIDA MUNICIPAL SECURITIES

Florida Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Florida Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Florida Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Florida Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Florida Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Florida Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Florida Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Florida Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Florida Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.


NON-DIVERSIFICATION

The Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund, up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF CASH II SHARES

Federated Securities Corp. is the principal distributor for Cash II Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of .25 of 1% of the average daily net assets of Cash II Shares to finance any activity which is principally intended to result in the sale of Cash II Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Distribution Plan is a compensation-type Plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Cash II Shares under the Distribution Plan.


In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of Cash II Shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholders Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Cash II Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

   MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
   -----------         ----------------------------------
      .15 of 1%             on the first $250 million
     .125 of 1%             on the next $250 million
      .10 of 1%             on the next $250 million
     .075 of 1%        on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

EXPENSES OF THE FUND

The Fund pays all of its own expenses and its allocable share of Trust expenses. These expenses include, but are not limited to, the cost of: organizing the Trust and continuing its existence; Trustees' fees; investment advisory and administrative services; printing prospectuses and other documents for shareholders; registering the Trust, the Fund, and shares of the Fund; taxes and commissions; issuing, purchasing, repurchasing and redeeming shares; fees for custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; printing, mailing, auditing, accounting, and legal expenses; reports to shareholders and government agencies; meetings of Trustees and shareholders and proxy solicitations therefore; insurance premiums; association membership dues; and such non-recurring and extraordinary items as may arise.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of Cash II Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $10,000 or more within a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 1:00 p.m. (Eastern time). The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Florida Municipal Cash Trust, Cash II Shares ; Fund Number (this number can be found on the account statement or by contacting the Fund.); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.


Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK.  Shares may be purchased by sending a check to:
Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Florida Municipal Cash Trust--Cash II Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.


Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividned declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $10,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institution or the Fund.


ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each shareholder has one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio, only shares of that portfolio are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax
Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Florida. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

FLORIDA INTANGIBLES TAX

Shareholders of the Fund that are subject to the Florida intangibles tax will not be required to include the value of their Fund shares in their taxable intangible property if all of the Fund's investments on the annual assessment date are obligations that would be exempt from such tax if held directly by such shareholders, such as Florida and U.S. government obligations. As described earlier, the Fund will normally attempt to invest substantially all of its assets in securities which are exempt from the Florida intangibles tax. Accordingly, the value of the Fund shares held by a shareholder should under normal circumstances be exempt from the Florida intangibles tax.

However, if the portfolio consists of any assets which are not so exempt on the annual assessment date, only the portion of the shares of the Fund which relate to securities issued by the United States and its possessions and territories will be exempt from the Florida intangibles tax, even if they partly relate to Florida tax exempt securities.

FLORIDA STATE MUNICIPAL TAXATION

In a majority of states that have an income tax, dividends paid by a mutual fund attributable to investments in a particular state's municipal obligations are exempt from both federal and such state's income tax. If Florida were to adopt an income tax in the future, and assuming that its income tax policy with respect to mutual funds investing in Florida state and local municipal obligations would be similar to the general tax policy of other states, dividends paid by the Fund would be exempt from Florida state income tax. A constitutional amendment approved by referendum would be required before an individual tax could be imposed.


OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares. These shares are sold at net asset value primarily to financial institutions acting in an agency or fiduciary capacity and are subject to a minimum initial investment of $10,000 over a 90-day period.

All classes are subject to certain of the same expenses.

The shares are distributed under a 12b-1 Plan adopted by the Fund and also are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-235-4669.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return, yield, effective yield, and tax-equivalent yield for shares. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


FLORIDA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 28.

                                                                               YEAR ENDED         PERIOD ENDED
                                                                               OCTOBER 31,         OCTOBER 31,
                                                                                  1995               1994(A)
                                                                               -----------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $ 1.00             $ 1.000
--------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------
  Net investment income                                                              0.04               0.004
--------------------------------------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------
  Distributions from net investment income                                          (0.04)             (0.004)
--------------------------------------------------------------------------         ------             -------
NET ASSET VALUE, END OF PERIOD                                                     $ 1.00             $ 1.000
--------------------------------------------------------------------------         ------             -------
TOTAL RETURN (b)                                                                     3.60%               0.35%
--------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------
  Expenses                                                                           0.45%               0.28%*
--------------------------------------------------------------------------
  Net investment income                                                              3.58%               3.28%*
--------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                   0.42%               1.03%*
--------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                        $153,347             $53,966
--------------------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from September 21, 1994 (date of initial public investment) to October 31, 1994. For the period from September 12, 1994 (start of business) to September 21, 1994 the Fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FLORIDA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL                                                                             CREDIT
   AMOUNT                                                                               RATING*       VALUE
-------------  ----------------------------------------------------------------------  ---------  --------------
SHORT-TERM MUNICIPAL SECURITIES--99.4%
-------------------------------------------------------------------------------------
               FLORIDA--96.4%
               ----------------------------------------------------------------------
$   2,400,000  Alachua County, FL Health Facilities Authority, Health Facility
               Revenue Bonds (Series 1991) Weekly VRDNs (North Florida Retirement
               Village)/(Kredietbank N.V., Brussels LOC)                               A-1        $    2,400,000
               ----------------------------------------------------------------------
      780,000  Broward County, FL Health Facility Authority, Revenue Bonds Weekly
               VRDNs (John Knox Village of Florida)/(First Union National Bank,
               Charlotte, N.C. LOC)                                                    P-1               780,000
               ----------------------------------------------------------------------
    8,000,000  Charlotte County, FL School District, TANS (Series 1995), 3.90% TANs,
               6/30/1996                                                               MIG1            8,007,668
               ----------------------------------------------------------------------
    3,000,000  Clay County, FL Development Authority, IDRB (Series 1994) Weekly VRDNs
               (Carlisle Corporation Project)/(Trust Company Bank, Atlanta LOC)        P-1             3,000,000
               ----------------------------------------------------------------------
    2,000,000  Dade County, FL IDA, IDRB (Series 1995) Weekly VRDNs (June Leasing Co.
               Project (FL))/(First Union National Bank of Florida LOC)                A-1             2,000,000
               ----------------------------------------------------------------------
   11,500,000  Dade County, FL Water & Sewer System Weekly VRDNs (FGIC
               INS)/(Industrial Bank of Japan Ltd., Tokyo LIQ)                         A-1            11,500,000
               ----------------------------------------------------------------------
    4,000,000  Florida Municipal Loan Council, (Series 1985-1), 3.90% CP (Florida
               League of Cities)/(Sumitomo Bank Ltd., Osaka LOC), Mandatory Tender
               12/1/1995                                                               A-1             4,000,000
               ----------------------------------------------------------------------
    5,375,000  Florida State Board of Education Administration, (CR55D), 4.00% TOBs
               (Citibank NA, New York LIQ), Optional Tender 12/1/1995                  AA              5,375,000
               ----------------------------------------------------------------------
    6,000,000  Greater Orlando (FL) Aviation Authority, Airport Facilities
               Subordinated CP Notes (Series B), 3.90% CP, Mandatory Tender
               11/28/1995                                                              P-1             6,000,000
               ----------------------------------------------------------------------
$   3,000,000  Hillsborough County, FL Aviation Authority, Bond Anticipation
               Commercial Paper Notes, 3.85% CP (Tampa International
               Airport)/(National Westminster Bank, PLC, London LOC), Mandatory
               Tender 12/7/1995                                                        A-1+       $    3,000,000
               ----------------------------------------------------------------------



FLORIDA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

  PRINCIPAL                                                                             CREDIT
   AMOUNT                                                                               RATING*       VALUE
-------------  ----------------------------------------------------------------------  ---------  --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------------------
               FLORIDA--CONTINUED
               ----------------------------------------------------------------------
    2,000,000  Hillsborough County, FL IDA Weekly VRDNs (Ringhager Equipment
               Co.)/(Mellon Bank NA, Pittsburgh LOC)                                   P-1             2,000,000
               ----------------------------------------------------------------------
    2,300,000  Hillsborough County, FL IDA, (Series 1992) Weekly VRDNs (SIFCO Turbine
               Component Service)/(National City Bank, Cleveland, OH LOC)              P-1             2,300,000
               ----------------------------------------------------------------------
    2,250,000  Indian River County School District, FL, TANS (Series 1995), 4.00%
               TANs, 6/30/1996                                                         NR              2,252,780
               ----------------------------------------------------------------------
    1,100,000  Jacksonville, FL Weekly VRDNs (Metal Sales)/(National City Bank,
               Kentucky LOC)                                                           P-1             1,100,000
               ----------------------------------------------------------------------
    1,000,000  Jacksonville, FL, Hospital Revenue Bonds (Series 1989) Weekly VRDNs
               (Baptist Medical Center, AL)/(First Union National Bank, Charlotte,
               N.C. LOC)                                                               VMIG1           1,000,000
               ----------------------------------------------------------------------
    4,300,000  Key West, FL Community Redevelopment Authority Weekly VRDNs (Pier
               House Joint Venture)/(PNC Bank, N.A. LOC)                               P-1             4,300,000
               ----------------------------------------------------------------------
    4,000,000  Lake Shore, FL Hospital Authority, Health Facilities Revenue Bonds
               (Series 1991) Weekly VRDNs (Lake Shore Hospital)/(Kredietbank N.V.,
               Brussels LOC)                                                           P-1             4,000,000
               ----------------------------------------------------------------------
    2,860,000  Lee County, FL IDA, (Series 1985) Weekly VRDNs (Christian & Missionary
               Alliance Foundation)/(Banque Paribas, Paris LOC)                        P-1             2,860,000
               ----------------------------------------------------------------------
    1,000,000  Lee County, FL IDA, Health Care Facilities Revenue Bonds Weekly VRDNs
               (Hope Hospice Project)/(Sun Bank NA, Orlando LOC)                       VMIG1           1,000,000
               ----------------------------------------------------------------------
    1,000,000  Lee County, FL IDA, IDRB (Series 1994) Weekly VRDNs (Baader North
               America Corporation)/(Deutsche Bank, AG LOC)                            VMIG1           1,000,000
               ----------------------------------------------------------------------
$     300,000  Manatee County, FL HFA Weekly VRDNs (Carriage Club)/ (Mellon Bank NA,
               Pittsburgh LOC)                                                         VMIG1      $      300,000
               ----------------------------------------------------------------------



FLORIDA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

  PRINCIPAL                                                                             CREDIT
   AMOUNT                                                                               RATING*       VALUE
-------------  ----------------------------------------------------------------------  ---------  --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------------------
               FLORIDA--CONTINUED
               ----------------------------------------------------------------------
    1,000,000  Marion County, FL Health Facility Authority, Floating Rate Demand
               Multifamily Revenue Bonds (1985 Series F) Weekly VRDNs (Paddock Place
               Project)/(Trust Company Bank, Atlanta LOC)                              A-1             1,000,000
               ----------------------------------------------------------------------
    3,250,000  Marion County, FL IDA, IDRB (Series 1989) Weekly VRDNs (Charter
               Springs Hospital, Inc.)/(Bankers Trust Co., New York LOC)               A1              3,250,000
               ----------------------------------------------------------------------
    4,500,000  Martin County, FL School District, District Operating Millage Tax
               Anticipation Notes (Series 1995), 4.25% TANs, 6/8/1996                  NR              4,510,414
               ----------------------------------------------------------------------
    4,000,000  Miami, FL, TANS, (Series 1995), 4.50% TANs, 9/27/1996                   SP-1+           4,024,380
               ----------------------------------------------------------------------
    2,000,000  Ocean Highway and Port Authority, Adjustable Demand Revenue Bonds
               (Series 1990) Weekly VRDNs (ABN AMRO Bank N.V., Amsterdam LOC)          Aa1             2,000,000
               ----------------------------------------------------------------------
    2,000,000  Orange County, FL HFA, Multifamily Housing Revenue Bonds Weekly VRDNs
               (Sutton Place. Ltd. Project)/ (Nationsbank of Maryland, N.A. LOC)       A-1+            2,000,000
               ----------------------------------------------------------------------
    8,000,000  Orange County, FL School District, TANS (Series 1995), 4.50% TANs,
               10/16/1996                                                              SP-1+           8,051,563
               ----------------------------------------------------------------------
    1,000,000  Orange County, FL, Health Facilities Authority Weekly VRDNs (Mayflower
               Retirement Community)/(Rabobank Nederland, Utrecht LOC)                 A-1             1,000,000
               ----------------------------------------------------------------------
    4,500,000  Palm Beach County, FL, Variable Rate Demand Revenue Bonds, (Series
               1995) Weekly VRDNs (Norton Gallery and School of Art, Inc.
               Project)/(Northern Trust Co., Chicago, IL LOC)                          AA-             4,500,000
               ----------------------------------------------------------------------
    5,500,000  Pasco County, FL School District, TANS (Series 1995), 3.90% TANs,
               6/30/1996                                                               MIG1            5,503,535
               ----------------------------------------------------------------------
$   3,500,000  Pinellas County Industry Council, FL, IDRB (Series 1994) Weekly VRDNs
               (Genca Corporation Project)/(PNC Bank, Ohio, N.A. LOC)                  A-1        $    3,500,000
               ----------------------------------------------------------------------



FLORIDA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

  PRINCIPAL                                                                             CREDIT
   AMOUNT                                                                               RATING*       VALUE
-------------  ----------------------------------------------------------------------  ---------  --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------------------
               FLORIDA--CONTINUED
               ----------------------------------------------------------------------
    1,700,000  Pinellas County, FL Health Facility Authority Daily VRDNs (Chemical
               Bank, New York LOC)                                                     A-1             1,700,000
               ----------------------------------------------------------------------
    1,000,000  Pinellas County, FL Health Facility Authority, (Series 1987) Weekly
               VRDNs (St. Mark Village Project)/(Nationsbank of Florida, N.A. LOC)     A-1             1,000,000
               ----------------------------------------------------------------------
    3,200,000  Pinellas County, FL Health Facility Authority, Single Family Mortgage
               Revnue Bonds (Series PA-92) Weekly VRDNs (GNMA COL)/(Merrill Lynch
               Capital Services, Inc. LIQ)                                             A-1+            3,200,000
               ----------------------------------------------------------------------
    3,800,000  Sarasota County, FL IDRB, (Series 1994) Monthly VRDNs (Resource
               Recovery Systems of Sarasota Project)/(Fleet National Bank,
               Providence, R.I. LOC)                                                   A-1             3,800,000
               ----------------------------------------------------------------------
    4,800,000  Seminole County, FL Health Facility Authority IDA, (Series 1991)
               Weekly VRDNs (Florida Living Nursing Center)/ (Barnett Bank of Central
               Florida, Orlando LOC)                                                   VMIG1           4,800,000
               ----------------------------------------------------------------------
    4,500,000  Southeast Volusia Hospital District, Revenue Bonds (Series 1995)
               Weekly VRDNs (Bert Fish Medical Center (FL))/ (SouthTrust Bank of
               Alabama, Birmingham LOC)                                                A-1             4,500,000
               ----------------------------------------------------------------------
    4,000,000  St. Lucie County, FL PCR, (Series 94A), 3.70% CP (Florida Power &
               Light Co.), Mandatory Tender 11/21/1995                                 A-1             4,000,000
               ----------------------------------------------------------------------
      845,000  St. Lucie County, FL, IDR Bonds (Series 1985) Weekly VRDNs (Savannahs
               Hospital)/(Nationsbank of Georgia, N.A. LOC)                            P-1               845,000
               ----------------------------------------------------------------------
    1,450,000  Sumter County, FL IDA Weekly VRDNs (Great Southern Wood of
               Florida)/(SouthTrust Bank of Alabama, Birmingham LOC)                   VMIG1           1,450,000
               ----------------------------------------------------------------------
    7,500,000  Suwannee County, FL, (Series 1989) Weekly VRDNs (Advent Christian
               Village Project)/(Barnett Bank of Jacksonville LOC)                     VMIG1           7,500,000
               ----------------------------------------------------------------------
$   4,000,000  Titusville, FL, Multi-Purpose Revenue Bonds, Installment 1995A Weekly
               VRDNs (Banque Paribas, Paris LOC)                                       VMIG1      $    4,000,000
               ----------------------------------------------------------------------
    1,675,000  Volusia County, FL IDA Weekly VRDNs (Crane Cams)/ (First Interstate
               Bank of Arizona, NA LOC)                                                P-1             1,675,000
               ----------------------------------------------------------------------



FLORIDA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

  PRINCIPAL                                                                             CREDIT
   AMOUNT                                                                               RATING*       VALUE
-------------  ----------------------------------------------------------------------  ---------  --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------------------
               FLORIDA--CONTINUED
               ----------------------------------------------------------------------
    1,900,000  Volusia County, FL IDA, (Series 1994) Weekly VRDNs (Southern States
               Utilities, Inc.)/(Sun Bank NA, Orlando LOC)                             VMIG1           1,900,000
               ----------------------------------------------------------------------             --------------
               Total                                                                                 147,885,340
               ----------------------------------------------------------------------             --------------
               ALABAMA--2.3%
               ----------------------------------------------------------------------
    3,500,000  Mobile, AL IDB, (1994 Series A), 4.05% TOBs (International Paper Co.),
               Mandatory Tender 12/1/1995                                              A-2             3,500,138
               ----------------------------------------------------------------------             --------------
               PUERTO RICO--0.7%
               ----------------------------------------------------------------------
    1,000,000  Puerto Rico Government Development Bank Weekly VRDNs (Credit Suisse,
               Zurich LOC)                                                             A-1+            1,000,000
               ----------------------------------------------------------------------             --------------
               TOTAL INVESTMENTS, AT AMORTIZED COST(A)                                            $  152,385,478
               ----------------------------------------------------------------------             --------------


Securities that are subject to Alternative Minimum Tax represent 22.5% of the portfolio as calculated based upon total portfolio market value.

  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($153,346,518) at October 31, 1995.

The following acronym(s) are used throughout this portfolio:

COL--Collateralized
CP--Commercial Paper
FGIC--Financial Guaranty Insurance Company
GNMA--Government National Mortgage Association
HFA--Housing Finance Authority
IDA--Industrial Development Authority
IDB--Industrial Development Bond
IDR--Industrial Development Revenue
IDRB--Industrial Development Revenue Bond
INS--Insured
LIQ--Liquidity Agreement


FLORIDA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------
LOC--Letter of Credit
PCR--Pollution Control Revenue
PLC--Public Limited Company
TANs--Tax Anticipation Notes
TOBs--Tender Option Bonds
VRDNs--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

FLORIDA MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                                       $  152,385,478
-------------------------------------------------------------------------------------------------
Cash                                                                                                      344,475
-------------------------------------------------------------------------------------------------
Income receivable                                                                                         855,048
-------------------------------------------------------------------------------------------------
Deferred expenses                                                                                          32,212
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     153,617,213
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------
Income distribution payable                                                        $      202,994
---------------------------------------------------------------------------------
Accrued expenses                                                                           67,701
---------------------------------------------------------------------------------  --------------
     Total liabilities                                                                                    270,695
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 153,346,518 shares outstanding                                                      $  153,346,518
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------
$153,346,518 / 153,346,518 shares outstanding                                                      $         1.00
-------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)


FLORIDA MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $  5,271,986
----------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------
Investment advisory fee                                                                 $    522,992
--------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    125,000
--------------------------------------------------------------------------------------
Custodian fees                                                                                27,209
--------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      12,115
--------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      1,280
--------------------------------------------------------------------------------------
Auditing fees                                                                                  9,750
--------------------------------------------------------------------------------------
Legal fees                                                                                     2,290
--------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     39,547
--------------------------------------------------------------------------------------
Shareholder services fee                                                                     326,870
--------------------------------------------------------------------------------------
Share registration costs                                                                      35,917
--------------------------------------------------------------------------------------
Printing and postage                                                                          20,880
--------------------------------------------------------------------------------------
Insurance premiums                                                                             5,295
--------------------------------------------------------------------------------------
Miscellaneous                                                                                  2,341
--------------------------------------------------------------------------------------  ------------
     Total expenses                                                                        1,131,486
--------------------------------------------------------------------------------------
Waivers--
--------------------------------------------------------------------------------------
  Waiver of investment advisory fee                                        $  (480,076)
-------------------------------------------------------------------------
  Waiver of shareholder services fee                                           (62,831)
-------------------------------------------------------------------------  -----------
     Total waivers                                                                          (542,907)
--------------------------------------------------------------------------------------  ------------
          Net expenses                                                                                     588,579
----------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                  $  4,683,407
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


FLORIDA MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            YEAR ENDED            PERIOD ENDED
                                                                         OCTOBER 31, 1995     OCTOBER 31, 1994(A)
---------------------------------------------------------------------  --------------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------------
Net investment income                                                   $        4,683,407       $      165,156
---------------------------------------------------------------------  --------------------  ----------------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------------
Distributions from net investment income                                        (4,683,407)            (165,156)
---------------------------------------------------------------------  --------------------  ----------------------
SHARE TRANSACTIONS--
---------------------------------------------------------------------
Proceeds from sale of shares                                                 1,361,774,097          134,110,437
---------------------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                                2,166,363               92,846
---------------------------------------------------------------------
  Cost of shares redeemed                                                   (1,264,560,129)         (80,237,096)
---------------------------------------------------------------------  --------------------  ----------------------
     Change in net assets resulting from share
     transactions                                                               99,380,331           53,966,187
---------------------------------------------------------------------  --------------------  ----------------------
       Change in net assets                                                     99,380,331           53,966,187
---------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------
  Beginning of period                                                           53,966,187             --
---------------------------------------------------------------------  --------------------  ----------------------
  End of period                                                         $      153,346,518       $   53,966,187
---------------------------------------------------------------------  --------------------  ----------------------


(a) For the period from September 12, 1994 (start of business) to October 31, 1994.

(See Notes which are an integral part of the Financial Statements)

FLORIDA MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of fifteen non-diversified portfolios. The financial statements included herein are only those of Florida Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1995, 66.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit for any one institution or agency does not exceed 7.5% of total investments.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.
     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1995, capital paid-in aggregated $153,346,518. Transactions in shares were as follows:

                                                                           YEAR ENDED            PERIOD ENDED
                                                                        OCTOBER 31, 1995     OCTOBER 31, 1994(A)
--------------------------------------------------------------------  --------------------  ----------------------
Shares sold                                                                 1,361,774,097          134,110,437
--------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared              2,166,363               92,846
--------------------------------------------------------------------
Shares redeemed                                                            (1,264,560,129)         (80,237,096)
--------------------------------------------------------------------  --------------------  ----------------------
  Net change resulting from share transactions                                 99,380,331           53,966,187
--------------------------------------------------------------------  --------------------  ----------------------


(a) For the period from September 12, 1994 (start of business) to October 31, 1994.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to .25 of 1% of the average daily net assets of the Fund shares, annually, to compensate FSC.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $15,374 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following the effective date. For the period ended October 31, 1995, the Fund paid $1,110 pursuant to this agreement.

INTERFUND TRANSACTIONS--During the year ended October 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment, common Directors/Trustees, and/ or common Officers. These transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $788,505,000 and $785,600,000, respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) SUBSEQUENT EVENT

Effective November 17, 1995 the Fund added an additional class of shares called Cash II Shares.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(Florida Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of Florida Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights (see page 15 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Florida Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                            ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 15, 1995

ADDRESSES
--------------------------------------------------------------------------------

Florida Municipal Cash Trust
                    Cash II Shares                                         Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                   Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and Trust Company                    P.O. Box 8600
                                                                           Boston, MA 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Services Company                             P.O. Box 8600
                                                                           Boston, MA 02266-8600
---------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                    2100 One PPG Place
                                                                           Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------


FLORIDA MUNICIPAL
CASH TRUST
CASH II SHARES
PROSPECTUS

A Non-Diversified Portfolio of
Federated Municipal Trust,
an Open-End Management
Investment Company

Prospectus dated December 31, 1995

[LOGO]FEDERATED SECURITIES CORP.
      ---------------------------------------------
      Distributor
      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER
      PITTSBURGH, PENNSYLVANIA 15222-3779
      CUSIP 314229683
      G00537-02-CII (12/95)



--------------------------------------------------------------------------------
FLORIDA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SHARES
PROSPECTUS

The Institutional Shares of Florida Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Florida municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Florida, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and which will enable the Fund to maintain an investment portfolio that will cause its shares to be exempt from the Florida intangibles tax consistent with stability of principal and liquidity.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                         1
--------------------------------------------------
FINANCIAL HIGHLIGHTS--INSTITUTIONAL
  SHARES                                         2
--------------------------------------------------
GENERAL INFORMATION                              3
--------------------------------------------------
INVESTMENT INFORMATION                           3
--------------------------------------------------
  Investment Objective                           3
  Investment Policies                            3
  Florida Municipal Securities                   6
  Investment Risks                               6
  Non-Diversification                            7
  Investment Limitations                         7

FUND INFORMATION                                 7
--------------------------------------------------
  Management of the Fund                         7
  Distribution of Institutional Shares           8
  Administration of the Fund                     9

NET ASSET VALUE                                  9
--------------------------------------------------
HOW TO PURCHASE SHARES                          10
--------------------------------------------------
  Special Purchase Features                     10

HOW TO REDEEM SHARES                            11
--------------------------------------------------
  Special Redemption Features                   12

ACCOUNT AND SHARE INFORMATION                   12
--------------------------------------------------
TAX INFORMATION                                 13
--------------------------------------------------
  Federal Income Tax                            13
  State and Local Taxes                         14
  Florida Intangibles Tax                       14
  Florida State Municipal Taxation              14

OTHER CLASSES OF SHARES                         14
--------------------------------------------------
PERFORMANCE INFORMATION                         15
--------------------------------------------------
FINANCIAL STATEMENTS                            16
--------------------------------------------------
REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                   28
--------------------------------------------------
ADDRESSES                                       29
--------------------------------------------------


                                       I

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                            INSTITUTIONAL SHARES
                                      SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)....................       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).........       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
  proceeds, as applicable).......................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)...............................       None
Exchange Fee.....................................................................................       None


                                         ANNUAL OPERATING EXPENSES
                                  (As a percentage of average net assets)
Management Fee (after waiver) (1)................................................................      0.00%
12b-1 Fee (2)....................................................................................      0.00%
Total Other Expenses.............................................................................      0.49%
  Shareholder Services Fee (after waiver) (3).........................................      0.20%
        Total Operating Expenses (4).............................................................      0.49%


(1) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The Fund has no present intention of paying or accruing the 12b-1 fee during the fiscal year ending October 31, 1996. If the Fund were paying or accruing the 12b-1 fee, the Fund would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. See "Fund Information".

(3) The maximum shareholder services fee is 0.25%.

(4) The total operating expenses in the table above are based on expenses expected during the fiscal year ending October 31, 1996. The total operating expenses were 0.45% for the fiscal year ended October 31, 1995 and would have been 0.87% absent the voluntary waivers of a portion of the management fee and a portion of the shareholder services fee.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                             1 YEAR     3 YEARS    5 YEARS   10 YEARS
-----------------------------------------------------------------  ---------  ---------  ---------  ---------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of
each time period.................................................     $5         $16        $27        $62


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                       1

FLORIDA MUNICIPAL CASH TRUST

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 28.

                                                        YEAR ENDED    PERIOD ENDED
                                                       OCTOBER 31,     OCTOBER 31,
                                                           1995          1994(a)
-----------------------------------------------------  ------------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00         $1.000
-----------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------
  Net investment income                                      0.04          0.004
-----------------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------------
  Distributions from net investment income                  (0.04)        (0.004)
-----------------------------------------------------  ------------   -------------
NET ASSET VALUE, END OF PERIOD                              $1.00         $1.000
-----------------------------------------------------  ------------   -------------
                                                       ------------   -------------
TOTAL RETURN (b)                                             3.60%          0.35%
-----------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------
  Expenses                                                   0.45%          0.28%*
-----------------------------------------------------
  Net investment income                                      3.58%          3.28%*
-----------------------------------------------------
  Expense waiver/reimbursement (c)                           0.42%          1.03%*
-----------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------
  Net assets, end of period (000 omitted)                $153,347        $53,966
-----------------------------------------------------


*   Computed on an annualized basis.

(a) Reflects operations for the period from September 21, 1994 (date of initial public investment) to October 31, 1994. For the period from September 12, 1994 (start of business) to September 21, 1994 the Fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                                       2

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to the Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Shares and Cash II Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed for financial institutions acting in an agency or fiduciary capacity as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in short-term Florida municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Florida taxpayers because it invests in municipal securities of that state. A minimum initial investment of $10,000 within a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its shares to be exempt from the Florida intangibles tax. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of Florida municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, the Fund will invest so that at least 80% of its annual interest income will be exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Florida and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of

                                       3

qualified legal counsel, exempt from federal regular income tax. ("Florida Municipal Securities"). Examples of Florida Municipal Securities include, but are not limited to:

    - tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

    - bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

    - municipal commercial paper and other short-term notes;

    - variable rate demand notes;

    - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

    - participation, trust, and partnership interests in any of the foregoing obligations.

    VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

    PARTICIPATION INTERESTS. The Fund may purchase interests in Florida Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Florida Municipal Securities.

    MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.
CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.

                                       4

The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

                                       5

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Florida Municipal Securities is subject to the federal alternative minimum tax.

FLORIDA MUNICIPAL SECURITIES

Florida Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Florida Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Florida Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Florida Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Florida Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Florida Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Florida Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Florida Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Florida Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

                                       6

NON-DIVERSIFICATION

The Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

    ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

    ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of

                                       7

    Federated   Investors,  Mr.  Donahue's  wife,  and  Mr.  Donahue's  son,  J.
    Christopher Donahue, who is President and Trustee of Federated Investors.

    Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of .25 of 1% of the average daily net assets of Institutional Shares to finance any activity which is principally intended to result in the sale of Institutional Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Distribution Plan is a compensation-type Plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Institutional Shares under the Distribution Plan.

                                       8

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of Institutional Shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholders Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Institutional Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

            MAXIMUM FEE              AVERAGE AGGREGATE DAILY NET ASSETS
        --------------------        ------------------------------------
             .15 of 1%                   on the first $250 million
             .125 of 1%                   on the next $250 million
             .10 of 1%                    on the next $250 million
             .075 of 1%             on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its Institutional Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

                                       9

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $10,000 or more within a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 1:00 p.m. (Eastern time). The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Florida Municipal Cash Trust ; Fund Number (this number can be found on the account statement or by contacting the Fund.); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING  SHARES BY  CHECK.  Shares  may be  purchased by sending  a check to:
Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Florida Municipal Cash Trust. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and

                                       10

invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.
The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the

                                       11

dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the checkwriting program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD.   Upon request, a  debit account will  be established. This  account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $10,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS.   Dividends  are  declared  daily and  paid  monthly.  Dividends  are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES  AND  CONFIRMATIONS.   As transfer  agent  for the  Fund, Federated
Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

                                       12

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each shareholder has one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio, only shares of that portfolio are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

                                       13

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Florida. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

FLORIDA INTANGIBLES TAX

Shareholders of the Fund that are subject to the Florida intangibles tax will not be required to include the value of their Fund shares in their taxable intangible property if all of the Fund's investments on the annual assessment date are obligations that would be exempt from such tax if held directly by such shareholders, such as Florida and U.S. government obligations. As described earlier, the Fund will normally attempt to invest substantially all of its assets in securities which are exempt from the Florida intangibles tax. Accordingly, the value of the Fund shares held by a shareholder should under normal circumstances be exempt from the Florida intangibles tax.

However, if the portfolio consists of any assets which are not so exempt on the annual assessment date, only the portion of the shares of the Fund which relate to securities issued by the United States and its possessions and territories will be exempt from the Florida intangibles tax, even if they partly relate to Florida tax exempt securities.

FLORIDA STATE MUNICIPAL TAXATION

In a majority of states that have an income tax, dividends paid by a mutual fund attributable to investments in a particular state's municipal obligations are exempt from both federal and such state's income tax. If Florida were to adopt an income tax in the future, and assuming that its income tax policy with respect to mutual funds investing in Florida state and local municipal obligations would be similar to the general tax policy of other states, dividends paid by the Fund would be exempt from Florida state income tax. A constitutional amendment approved by referendum would be required before an individual tax could be imposed.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Cash II Shares. Cash II Shares are sold at net asset value primarily to retail customers of financial institutions and are subject to a minimum initial investment of $10,000 over a 90-day period.

All classes are subject to certain of the same expenses.

Cash II Shares are distributed under a 12b-1 Plan adopted by the Fund and also are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-235-4669.

                                       14

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return, yield, effective yield, and tax-equivalent yield for shares. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

                                       15

FLORIDA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
    AMOUNT                                                                         RATING*       VALUE
--------------     ------------------------------------------------------------    -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--99.4%
-------------------------------------------------------------------------------
                   FLORDIA--96.4%
                   ------------------------------------------------------------
$2,400,000         Alachua County, FL Health Facilities Authority, Health
                   Facility Revenue Bonds (Series 1991) Weekly VRDNs (North
                   Florida Retirement Village)/(Kredietbank, N.V., Brussels
                   LOC)                                                              A-1      $  2,400,000
                   ------------------------------------------------------------
   780,000         Broward County, FL Health Facility Authority, Revenue Bonds
                   Weekly VRDNs (John Knox Village of Florida)/(First Union
                   National Bank, Charlotte, N.C. LOC)                               P-1           780,000
                   ------------------------------------------------------------
 8,000,000         Charlotte County, FL School District, TANS (Series 1995),
                   3.90% TANs, 6/30/1996                                            MIG1         8,007,668
                   ------------------------------------------------------------
 3,000,000         Clay County, FL Development Authority, IDRB (Series 1994)
                   Weekly VRDNs (Carlisle Corporation Project)/(Trust Company
                   Bank, Atlanta LOC)                                                P-1         3,000,000
                   ------------------------------------------------------------
 2,000,000         Dade County, FL IDA, IDRB (Series 1995) Weekly VRDNs (June
                   Leasing Co. Project (FL))/(First Union National Bank of
                   Florida LOC)                                                      A-1         2,000,000
                   ------------------------------------------------------------
11,500,000         Dade County, FL Water & Sewer System Weekly VRDNs (FGIC
                   INS)/(Industrial Bank of Japan Ltd., Tokyo LIQ)                   A-1        11,500,000
                   ------------------------------------------------------------
 4,000,000         Florida Municipal Loan Council, (Series 1985-1), 3.90% CP
                   (Florida League of Cities)/(Sumitomo Bank Ltd., Osaka LOC),
                   Mandatory Tender 12/1/1995                                        A-1         4,000,000
                   ------------------------------------------------------------
 5,375,000         Florida State Board of Education Administration, (CR55D),
                   4.00% TOBs (Citibank NA, New York LIQ), Optional Tender
                   12/1/1995                                                         AA          5,375,000
                   ------------------------------------------------------------
 6,000,000         Greater Orlando (FL) Aviation Authority, Airport Facilities
                   Subordinated CP Notes (Series B), 3.90% CP, Mandatory Tender
                   11/28/1995                                                        P-1         6,000,000
                   ------------------------------------------------------------


                                       16

FLORIDA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
    AMOUNT                                                                         RATING*       VALUE
--------------     ------------------------------------------------------------    -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------------
                   FLORIDA--CONTINUED
                   ------------------------------------------------------------
$3,000,000         Hillsborough County, FL Aviation Authority, Bond
                   Anticipation Commercial Paper Notes, 3.85% CP (Tampa
                   International Airport)/(National Westminster Bank, PLC,
                   London LOC), Mandatory Tender 12/7/1995                          A-1+      $  3,000,000
                   ------------------------------------------------------------
 2,000,000         Hillsborough County, FL IDA Weekly VRDNs (Ringhager
                   Equipment Co.)/(Mellon Bank NA, Pittsburgh LOC)                   P-1         2,000,000
                   ------------------------------------------------------------
 2,300,000         Hillsborough County, FL IDA, (Series 1992) Weekly VRDNs
                   (SIFCO Turbine Component Service)/(National City Bank,
                   Cleveland, OH LOC)                                                P-1         2,300,000
                   ------------------------------------------------------------
 2,250,000         Indian River County School District, FL, TANS (Series 1995),
                   4.00% TANs, 6/30/1996                                             NR          2,252,780
                   ------------------------------------------------------------
 1,100,000         Jacksonville, FL Weekly VRDNs (Metal Sales)/(National City
                   Bank, Kentucky LOC)                                               P-1         1,100,000
                   ------------------------------------------------------------
 1,000,000         Jacksonville, FL, Hospital Revenue Bonds (Series 1989)
                   Weekly VRDNs (Baptist Medical Center, AL)/(First Union
                   National Bank, Charlotte, N.C. LOC)                              VMIG1        1,000,000
                   ------------------------------------------------------------
 4,300,000         Key West, FL Community Redevelopment Authority Weekly VRDNs
                   (Pier House Joint Venture)/(PNC Bank, N.A. LOC)                   P-1         4,300,000
                   ------------------------------------------------------------
 4,000,000         Lake Shore, FL Hospital Authority, Health Facilities Revenue
                   Bonds (Series 1991) Weekly VRDNs (Lake Shore
                   Hospital)/(Kredietbank N.V., Brussels LOC)                        P-1         4,000,000
                   ------------------------------------------------------------
 2,860,000         Lee County, FL IDA, (Series 1985) Weekly VRDNs (Christian &
                   Missionary Alliance Foundation)/(Banque Paribas, Paris LOC)       P-1         2,860,000
                   ------------------------------------------------------------
 1,000,000         Lee County, FL IDA, Health Care Facilities Revenue Bonds
                   Weekly VRDNs (Hope Hospice Project)/(Sun Bank NA, Orlando
                   LOC)                                                             VMIG1        1,000,000
                   ------------------------------------------------------------


                                       17

FLORIDA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
    AMOUNT                                                                         RATING*       VALUE
--------------     ------------------------------------------------------------    -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------------
                   FLORIDA--CONTINUED
                   ------------------------------------------------------------
$1,000,000         Lee County, FL IDA, IDRB (Series 1994) Weekly VRDNs (Baader
                   North America Corporation)/(Deutsche Bank, AG LOC)               VMIG1     $  1,000,000
                   ------------------------------------------------------------
   300,000         Manatee County, FL HFA Weekly VRDNs (Carriage Club)/(Mellon
                   Bank NA, Pittsburgh LOC)                                         VMIG1          300,000
                   ------------------------------------------------------------
 1,000,000         Marion County, FL Health Facility Authority, Floating Rate
                   Demand Multifamily Revenue Bonds (1985 Series F) Weekly
                   VRDNs (Paddock Place Project)/(Trust Company Bank, Atlanta
                   LOC)                                                              A-1         1,000,000
                   ------------------------------------------------------------
 3,250,000         Marion County, FL IDA, IDRB (Series 1989) Weekly VRDNs
                   (Charter Springs Hospital, Inc.)/(Bankers Trust Co., New
                   York LOC)                                                         A-1         3,250,000
                   ------------------------------------------------------------
 4,500,000         Martin County, FL School District, District Operating
                   Millage Tax Anticipation Notes (Series 1995), 4.25% TANs,
                   6/8/1996                                                          NR          4,510,414
                   ------------------------------------------------------------
 4,000,000         Miami, FL, TANS, (Series 1995), 4.50% TANs, 9/27/1996            SP-1+        4,024,380
                   ------------------------------------------------------------
 2,000,000         Ocean Highway and Port Authority, Adjustable Demand Revenue
                   Bonds (Series 1990) Weekly VRDNs (ABN AMRO Bank N.V.,
                   Amsterdam LOC)                                                    Aa1         2,000,000
                   ------------------------------------------------------------
 2,000,000         Orange County, FL HFA, Multifamily Housing Revenue Bonds
                   Weekly VRDNs (Sutton Place Ltd. Project)/(Nationsbank of
                   Maryland, N.A. LOC)                                              A-1+         2,000,000
                   ------------------------------------------------------------
 8,000,000         Orange County, FL School District, TANS (Series 1995), 4.50%
                   TANs, 10/16/1996                                                 SP-1+        8,051,563
                   ------------------------------------------------------------
 1,000,000         Orange County, FL, Health Facilities Authority Weekly VRDNs
                   (Mayflower Retirement Community)/(Rabobank Nederland,
                   Utrecht LOC)                                                      A-1         1,000,000
                   ------------------------------------------------------------
 4,500,000         Palm Beach County, FL, Variable Rate Demand Revenue Bonds,
                   (Series 1995) Weekly VRDNs (Norton Gallery and School of
                   Art, Inc. Project)/(Northern Trust Co., Chicago, IL LOC)          AA-         4,500,000
                   ------------------------------------------------------------


                                       18

FLORIDA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
    AMOUNT                                                                         RATING*       VALUE
--------------     ------------------------------------------------------------    -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------------
                   FLORIDA--CONTINUED
                   ------------------------------------------------------------
$5,500,000         Pasco County, FL School District, TANS (Series 1995), 3.90%
                   TANs, 6/30/1996                                                  MIG1      $  5,503,535
                   ------------------------------------------------------------
 3,500,000         Pinellas County Industry Council, FL, IDRB (Series 1994)
                   Weekly VRDNs (Genca Corporation Project)/(PNC Bank, Ohio,
                   N.A. LOC)                                                         A-1         3,500,000
                   ------------------------------------------------------------
 1,700,000         Pinellas County, FL Health Facility Authority Daily VRDNs
                   (Chemical Bank, New York LOC)                                     A-1         1,700,000
                   ------------------------------------------------------------
 1,000,000         Pinellas County, FL Health Facility Authority, (Series 1987)
                   Weekly VRDNs (St. Mark Village Project)/(Nationsbank of
                   Florida, N.A. LOC)                                                A-1         1,000,000
                   ------------------------------------------------------------
 3,200,000         Pinellas County, FL Health Facility Authority, Single Family
                   Mortgage Revenue Bonds (Series PA-92) Weekly VRDNs (GNMA
                   COL)(Merrill Lynch Capital Services, Inc. LIQ)                   A-1+         3,200,000
                   ------------------------------------------------------------
 3,800,000         Sarasota County, FL IDRB, (Series 1994) Monthly VRDNs
                   (Resource Recovery Systems of Sarasota Project)/(Fleet
                   National Bank, Providence R.I. LOC)                               A-1         3,800,000
                   ------------------------------------------------------------
 4,800,000         Seminole County, FL Health Facility Authority IDA, (Series
                   1991) Weekly VRDNs (Florida Living Nursing Center)/(Barnett
                   Bank of Central Florida, Orlando LOC)                            VMIG1        4,800,000
                   ------------------------------------------------------------
 4,500,000         Southeast Volusia Hospital District, Revenue Bonds (Series
                   1995) Weekly VRDNs (Bert Fish Medical Center (FL))/(South
                   Trust Bank of Alabama, Birmingham LOC)                            A-1         4,500,000
                   ------------------------------------------------------------
 4,000,000         St. Lucie County, FL PCR, (Series 94A), 3.70% CP (Florida
                   Power & Light Co.), Mandatory Tender 11/21/1995                   A-1         4,000,000
                   ------------------------------------------------------------
   845,000         St. Lucie County, FL, IDR Bonds (Series 1985) Weekly VRDNs
                   (Savannahs Hospital)/(Nationsbank of Georgia, N.A. LOC)           P-1           845,000
                   ------------------------------------------------------------


                                       19

FLORIDA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
    AMOUNT                                                                         RATING*       VALUE
--------------     ------------------------------------------------------------    -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------------
                   FLORIDA--CONTINUED
                   ------------------------------------------------------------
$1,450,000         Sumter County, FL IDA Weekly VRDNs (Great Southern Wood of
                   Florida)/(South Trust Bank of Alabama, Birmingham LOC)           VMIG1     $  1,450,000
                   ------------------------------------------------------------
 7,500,000         Suwannee County, FL, (Series 1989) Weekly VRDNs (Advent
                   Christian Village Project)/(Barnett Bank of Jacksonville
                   LOC)                                                             VMIG1        7,500,000
                   ------------------------------------------------------------
 4,000,000         Titusville, FL, Multi-Purpose Revenue Bonds, Installment
                   1995A Weekly VRDNs (Banque Paribas, Paris LOC)                   VMIG1        4,000,000
                   ------------------------------------------------------------
 1,675,000         Volusia County, FL IDA Weekly VRDNs (Crane Cams)/(First
                   Interstate Bank of Arizona, NA LOC)                               P-1         1,675,000
                   ------------------------------------------------------------
 1,900,000         Volusia County, FL IDA, (Series 1994) Weekly VRDNs (Southern
                   States Utilities, Inc.)/(Sun Bank NA, Orlando LOC)               VMIG1        1,900,000
                   ------------------------------------------------------------               ------------
                       Total                                                                   147,885,340
                   ------------------------------------------------------------               ------------
                   ALABAMA--2.3%
                   ------------------------------------------------------------
 3,500,000         Mobile, AL IDB, (1994 Series A), 4.05% TOBs (International
                   Paper Co.), Mandatory Tender 12/1/1995                            A-2         3,500,138
                   ------------------------------------------------------------               ------------
                   PUERTO RICO--0.7%
                   ------------------------------------------------------------
 1,000,000         Puerto Rico Government Development Bank Weekly VRDNs (Credit
                   Suisse, Zurich LOC)                                              A-1+         1,000,000
                   ------------------------------------------------------------               ------------
                     TOTAL INVESTMENTS, (AT AMORTIZED COST)(a)                                $152,385,478
                   ------------------------------------------------------------               ------------
                                                                                              ------------


Securities that are subject to Alternative Minimum Tax represent 22.5% of the portfolio as calculated based upon total portfolio market value.

   * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

  (a) Also represents cost for federal tax purposes.

Note: The categories of  investments are  shown as  a percentage  of net  assets
      ($153,346,518) at October 31, 1995.

                                       20

FLORIDA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

The following acronym(s) are used throughout this portfolio:

COL    --Collateralized
CP     --Commercial Paper
FGIC   --Financial Guaranty Insurance Company
GNMA   --Government National Mortgage Association
HFA    --Housing Finance Authority
IDA    --Industrial Development Authority
IDB    --Industrial Development Bond
IDR    --Industrial Development Revenue
IDRB   --Industrial Development Revenue Bond
INS    --Insured
LIQ    --Liquidity Agreement
LOC    --Letter of Credit
PCR    --Pollution Control Revenue
PLC    --Public Limited Company
TANs   --Tax Anticipation Notes
TOBs   --Tender Option Bonds
VRDNs  --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                                       21

FLORIDA MUNICIPAL CASH TRUST

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------------------------
Total investments in securities, at amortized cost and value        $152,385,478
------------------------------------------------------------------
Cash                                                                     344,475
------------------------------------------------------------------
Income receivable                                                        855,048
------------------------------------------------------------------
Deferred expenses                                                         32,212
------------------------------------------------------------------  ------------
    Total assets                                                     153,617,213
------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------
Income distribution payable                               $202,994
--------------------------------------------------------
Accrued expenses                                            67,701
--------------------------------------------------------  --------
    Total liabilities                                                    270,695
------------------------------------------------------------------  ------------
NET ASSETS for 153,346,518 shares outstanding                       $153,346,518
------------------------------------------------------------------  ------------
                                                                    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------
$153,346,518  DIVIDED BY 153,346,518 shares outstanding             $       1.00
------------------------------------------------------------------  ------------
                                                                    ------------


(See Notes which are an integral part of the Financial Statements)

                                       22

FLORIDA MUNICIPAL CASH TRUST

STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------
Interest                                                              $5,271,986
--------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------
Investment advisory fee                                   $  522,992
--------------------------------------------------------
Administrative personnel and services fee                    125,000
--------------------------------------------------------
Custodian fees                                                27,209
--------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses      12,115
--------------------------------------------------------
Directors'/Trustees' fees                                      1,280
--------------------------------------------------------
Auditing fees                                                  9,750
--------------------------------------------------------
Legal fees                                                     2,290
--------------------------------------------------------
Portfolio accounting fees                                     39,547
--------------------------------------------------------
Shareholder services fee                                     326,870
--------------------------------------------------------
Share registration costs                                      35,917
--------------------------------------------------------
Printing and postage                                          20,880
--------------------------------------------------------
Insurance premiums                                             5,295
--------------------------------------------------------
Miscellaneous                                                  2,341
--------------------------------------------------------  ----------
    Total expenses                                         1,131,486
--------------------------------------------------------
Waivers--
---------------------------------------------
  Waiver of investment advisory fee            $(480,076)
---------------------------------------------
  Waiver of shareholder services fee             (62,831)
---------------------------------------------  ---------
    Total waivers                                           (542,907)
--------------------------------------------------------  ----------
      Net expenses                                                       588,579
--------------------------------------------------------------------  ----------
        Net investment income                                         $4,683,407
--------------------------------------------------------------------  ----------
                                                                      ----------


(See Notes which are an integral part of the Financial Statements)

                                       23

FLORIDA MUNICIPAL CASH TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      YEAR ENDED          PERIOD ENDED
                                                   OCTOBER 31, 1995    OCTOBER 31, 1994(a)
                                                   -----------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------
OPERATIONS--
-------------------------------------------------
Net investment income                               $     4,683,407        $    165,156
-------------------------------------------------  -----------------   -------------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------
Distributions from net investment income                 (4,683,407)           (165,156)
-------------------------------------------------  -----------------   -------------------
SHARE TRANSACTIONS--
-------------------------------------------------
Proceeds from sale of shares                          1,361,774,097         134,110,437
-------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                      2,166,363              92,846
-------------------------------------------------
Cost of shares redeemed                              (1,264,560,129)        (80,237,096)
-------------------------------------------------  -----------------   -------------------
    Change in net assets resulting from share
    transactions                                         99,380,331          53,966,187
-------------------------------------------------  -----------------   -------------------
        Change in net assets                             99,380,331          53,966,187
-------------------------------------------------
NET ASSETS:
-------------------------------------------------
Beginning of period                                      53,966,187           --
-------------------------------------------------  -----------------   -------------------
End of period                                       $   153,346,518        $ 53,966,187
-------------------------------------------------  -----------------   -------------------
                                                   -----------------   -------------------


(a) For the period from September 12, 1994 (start of business) to October 31, 1994.

(See Notes which are an integral part of the Financial Statements)

                                       24

FLORIDA MUNICIPAL CASH TRUST

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of fifteen non-diversified portfolios. The financial statements included herein are only those of Florida Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

    INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

    FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

    CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1995, 66.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit for any one institution or agency does not exceed 7.5% of total investments.

                                       25

FLORIDA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

    DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

    OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1995, capital paid-in aggregated $153,346,518. Transactions in shares were as follows:

                                                  YEAR ENDED      PERIOD ENDED OCTOBER
                                               OCTOBER 31, 1995       31, 1994(a)
      ---------------------------------------  ----------------   --------------------
      Shares sold                                1,361,774,097         134,110,437
      ---------------------------------------
      Shares issued to shareholders in
      payment of distributions declared              2,166,363              92,846
      ---------------------------------------
      Shares redeemed                           (1,264,560,129)        (80,237,096)
      ---------------------------------------  ----------------        -----------
        Net change resulting from share
          transactions                              99,380,331          53,966,187
      ---------------------------------------  ----------------        -----------
                                               ----------------        -----------


(a) For the period from September 12, 1994 (start of business) to October 31, 1994.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution

                                       26

FLORIDA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------
expenses up to .25 of 1% of the average daily net assets of the Fund shares, annually, to compensate FSC.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fees. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $15,374 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following the effective date. For the period ended October 31, 1995, the Fund paid $1,110 pursuant to this agreement.

INTERFUND TRANSACTIONS--During the year ended October 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment, common Directors/Trustees, and/or common Officers. These transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $788,505,000 and $785,600,000, respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.
(5) SUBSEQUENT EVENT

Effective November 17, 1995 the Fund added an additional class of shares called Cash II Shares.

                                       27

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(Florida Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of Florida Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights (see page 2 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Florida Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                          ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 15, 1995

                                       28

ADDRESSES
--------------------------------------------------------------------------------

Florida Municipal Cash Trust
              Institutional Shares                    Federated Investors Tower
                                                      Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Distributor
              Federated Securities Corp.              Federated Investors Tower
                                                      Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Investment Adviser
              Federated Management                    Federated Investors Tower
                                                      Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Custodian
              State Street Bank and Trust Company     P.O. Box 8600
                                                      Boston, MA 02266-8600
--------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
              Federated Services Company              P.O. Box 8600
                                                      Boston, MA 02266-8600
--------------------------------------------------------------------------------

Independent Public Accountants
              Arthur Andersen LLP                     2100 One PPG Place
                                                      Pittsburgh, PA 15222
--------------------------------------------------------------------------------


                                       29


--------------------------------------------------------------------------------
                                                     FLORIDA MUNICIPAL
                                                     CASH TRUST
                                                     INSTITUTIONAL SHARES

                                                     PROSPECTUS
                                                     A Non-Diversified
                                                     Portfolio of
                                                     Federated Municipal
                                                     Trust,
                                                     an Open-End Management
                                                     Investment Company
                                                     Prospectus dated December
                                                     31, 1995

[FEDERATED SECURITIES CORP. LOGO]
           Distributor
           A subsidiary of FEDERATED INVESTORS
           FEDERATED INVESTORS TOWER
           PITTSBURGH, PA 15222-3779
           Cusip 314229758
           005392 (12/95)                  [RECYCLED PAPER LOGO]
                                           RECYCLED
                                           PAPER







MASSACHUSETTS MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SERVICE SHARES
PROSPECTUS

The Institutional Service Shares of Massachusetts Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Massachusetts municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Massachusetts, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SERVICE SHARES                                                 2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
     Acceptable Investments                                                    3
       Variable Rate Demand Notes                                              4
       Participation Interests                                                 4
       Municipal Leases                                                        4
     Credit Enhancement                                                        4
     Demand Features                                                           5
     When-Issued and Delayed
       Delivery Transactions                                                   5
     Restricted and Illiquid Securities                                        5
     Temporary Investments                                                     5
  Massachusetts Municipal Securities                                           6
  Investment Risks                                                             6
  Non-Diversification                                                          7
  Investment Limitations                                                       7

FUND INFORMATION                                                               7
------------------------------------------------------

  Management of the Fund                                                       7
     Board of Trustees                                                         7
     Investment Adviser                                                        7
       Advisory Fees                                                           7
       Adviser's Background                                                    7
  Distribution of Institutional
     Service Shares                                                            8
     Shareholder Services                                                      8
     Supplemental Payments to
       Financial Institutions                                                  9
  Administration of the Fund                                                   9
     Administrative Services                                                   9

NET ASSET VALUE                                                                9
------------------------------------------------------

HOW TO PURCHASE SHARES                                                        10
------------------------------------------------------
     Purchasing Shares Through a
       Financial Institution                                                  10
     Purchasing Shares By Wire                                                10
     Purchasing Shares By Check                                               10
  Special Purchase Features                                                   10
     Systematic Investment Program                                            10

HOW TO REDEEM SHARES                                                          11
------------------------------------------------------

     Redeeming Shares Through a
       Financial Institution                                                  11
     Redeeming Shares By Telephone                                            11
     Redeeming Shares By Mail                                                 11
  Special Redemption Features                                                 12
     Check Writing                                                            12
     Debit Card                                                               12
     Systematic Withdrawal Program                                            12

ACCOUNT AND SHARES INFORMATION                                                12
------------------------------------------------------

     Dividends                                                                12
     Capital Gains                                                            12
     Certificates and Conformations                                           12
     Accounts with Low Balances                                               12
     Voting Rights                                                            13

TAX INFORMATION                                                               13
------------------------------------------------------

  Federal Income Tax                                                          13
  State and Local Taxes                                                       14
     Massachusetts Taxes                                                      14

OTHER CLASSES OF SHARES                                                       14
------------------------------------------------------

PERFORMANCE INFORMATION                                                       14
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  BAYFUNDS SHARES                                                             16
------------------------------------------------------

FINANCIAL STATEMENTS                                                          17
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                                      29
------------------------------------------------------

ADDRESSES                                                                     30
------------------------------------------------------

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                            INSTITUTIONAL SERVICE SHARES
                                          SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)............................       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)....................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable).......................................       None
Exchange Fee.............................................................................................       None

                                             ANNUAL OPERATING EXPENSES
                                      (As a percentage of average net assets)
Management Fee (after waiver) (1)........................................................................       0.30%
12b-1 Fee................................................................................................       None
Total Other Expenses.....................................................................................       0.25%
     Shareholder Services Fee (after waiver) (2).................................................   0.00%
          Total Operating Expenses (3)...................................................................       0.55%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 1.00% absent the voluntary waivers of a portion of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Services Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE:                                                                  1 YEAR         3 YEARS        5 YEARS       10 YEARS
You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time
period...............................................................    $       6      $      18      $      31      $      69


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


MASSACHUSETTS MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 29.

                                                                                 YEAR ENDED OCTOBER 31,
                                                              1995       1994       1993       1992       1991      1990(A)
NET ASSET VALUE, BEGINNING OF PERIOD                        $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
----------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------
     Net investment income                                       0.03       0.02       0.02       0.03       0.05       0.03
----------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------
     Dividends from net investment income                       (0.03)     (0.02)     (0.02)     (0.03)     (0.05)     (0.03)
----------------------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                              $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
----------------------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (B)                                                 3.34%      2.14%      1.99%      2.87%      4.63%      2.59%
----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------
     Expenses                                                    0.55%      0.55%      0.53%      0.34%      0.30%      0.17%*
----------------------------------------------------------
     Net investment income                                       3.30%      2.12%      1.97%      2.82%      4.48%      5.66%*
----------------------------------------------------------
     Expense waiver/reimbursement (c)                            0.45%      0.35%      0.43%      0.55%      0.69%      0.57%*
----------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------
     Net assets, end of period (000 omitted)                  $99,628    $90,013    $84,524    $85,570     $81,681   $63,483
----------------------------------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from May 18, 1990 (date of initial public investment) to October 31, 1990.

 (b) Based on net asset value which does not reflect sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to the Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Service Shares and BayFunds Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions acting in an agency capacity as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in short-term Massachusetts municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Massachusetts taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 within a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of Massachusetts municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and Massachusetts state income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Massachusetts and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and Massachusetts state income tax imposed upon non-corporate taxpayers ("Massachusetts Municipal Securities"). Examples of Massachusetts Municipal Securities include, but are not limited to:

       tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

       bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

       municipal commercial paper and other short-term notes;

       variable rate demand notes;

       municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

       participation, trust and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     PARTICIPATION INTERESTS. The Fund may purchase interests in Massachusetts Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Massachusetts Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.

The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Massachusetts Municipal Securities is subject to the federal alternative minimum tax.

MASSACHUSETTS MUNICIPAL SECURITIES

Massachusetts Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.
Massachusetts Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Massachusetts Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Massachusetts Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Massachusetts Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Massachusetts Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Massachusetts Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Massachusetts Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Massachusetts Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

NON-DIVERSIFICATION

The Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of total assets to secure such borrowings. This investment limitation cannot be changed without shareholder approval.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son,
     J. Christopher Donahue, who is President and Trustee of Federated
     Investors.

     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund will make payments up to .25 of 1% of the average daily net asset value of the Institutional Service Shares, computed at an annual rate, to obtain certain personal services for shareholders and to provide the maintenance of shareholder accounts (shareholder services). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. With respect to Institutional Service Shares, in addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

   MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
      .15 of 1%                     on the first $250 million
     .125 of 1%                      on the next $250 million
      .10 of 1%                      on the next $250 million
     .075 of 1%           on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30.000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of Insitutional Service Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $25,000 within a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 1:00 p.m. (Eastern time). The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Services Company, c/o of State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Massachusetts Municipal Cash Trust, Institutional Service Shares; (Fund Number) (This number can be found on the account statement or by contacting the Fund.); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK.  Shares may be purchased by sending a check to:
Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Massachusetts Municipal Cash Trust--Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.


HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. If shares certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. The check writing service allows shareholders to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $25,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each shareholder has one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.


STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Massachusetts. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

MASSACHUSETTS TAXES. Under existing Massachusetts laws, distributions made by the Fund will not be subject to Massachusetts personal income taxes to the extent that such dividends qualify as exempt interest dividends under the Internal Revenue Code, and represent (i) interest or gain on obligations issued by the Commonwealth of Massachusetts, its political subdivisions or agencies; or
(ii) interest on obligations of the United States, its territories or possessions to the extent exempt from taxation by the states pursuant to federal law. Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such dividends will be subject to Massachusetts personal income taxes.

Shareholders subject to the Massachusetts corporate excise tax must include all dividends paid by the Fund in their net income, and the value of their shares of stock in the Fund in their net worth, when computing the Massachusetts corporate excise tax.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called BayFunds Shares that are sold primarily to retail customers of the banking subsidiaries of BayFunds, Inc. Investments. BayFund Shares are sold at net asset value and are subject to a Shareholder Services Agreement. Investments in BayFund Shares are subject to a minimum initial investment of $2,500.

Institutional Service Shares and BayFund Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Service Shares and BayFund Shares may affect the performance of each class.

To obtain more information and a prospectus for BayFund Shares, investors may call 1-800-235-4669.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return, yield, effective yield, and tax-equivalent yield for shares. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the shares' tax-exempt yield, assuming a specific tax rate.
Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


MASSACHUSETTS MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--BAYFUNDS SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 29.

                                                                            YEAR ENDED OCTOBER 31,
                                                                  1995               1994              1993(A)
NET ASSET VALUE, BEGINNING OF PERIOD                            $    1.00          $    1.00          $    1.00
----------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------
     Net investment income                                           0.03               0.02               0.01
----------------------------------------------------------        -------            -------            -------
LESS DISTRIBUTIONS
----------------------------------------------------------
     Distributions from net investment income                       (0.03)             (0.02)             (0.01)
----------------------------------------------------------        -------            -------            -------
NET ASSET VALUE, END OF PERIOD                                  $    1.00          $    1.00          $    1.00
----------------------------------------------------------        -------            -------            -------
TOTAL RETURN (B)                                                    3.30%              2.05%              1.25%
----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------
     Expenses                                                       0.60%              0.64%               0.65%*
----------------------------------------------------------
     Net investment income                                          3.25%              2.09%               1.85%*
----------------------------------------------------------
     Expense waiver/reimbursement (c)                               0.45%              0.35%               0.43%*
----------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------
     Net assets, end of period (000 omitted)                      $46,580            $41,912            $18,143
----------------------------------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from March 8, 1993 (date of initial public investment) to October 31, 1993.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                  CREDIT
   AMOUNT                                                                                   RATING*        VALUE
------------  --------------------------------------------------------------------------  -----------  --------------
SHORT-TERM MUNICIPAL SECURITIES--99.3%
----------------------------------------------------------------------------------------
              MASSACHUSETTS--99.3%
              --------------------------------------------------------------------------
$  3,535,000  Attleboro, MA, (Lot A), 4.10% BANs, 12/14/1995                                   NR(3)   $    3,535,408
              --------------------------------------------------------------------------
   2,000,000  Attleboro, MA, (Lot B), 5.25% BANs, 2/14/1996                                    NR(3)        2,000,817
              --------------------------------------------------------------------------
   1,250,000  Attleboro, MA, (Lot B), 5.50% BANs, 2/14/1996                                    NR(3)        1,251,366
              --------------------------------------------------------------------------
   1,500,000  Attleboro, MA, 4.10% BANs, 12/14/1995                                            NR(3)        1,500,347
              --------------------------------------------------------------------------
     620,000  Billerica, MA, LT GO Bonds, 7.25% (MBIA Insurance Corporation INS),
              10/15/1996                                                                       NR(1)          638,493
              --------------------------------------------------------------------------
   2,000,000  Boston, MA Water & Sewer Commission, General Revenue Bonds (1994 Series A)
              Weekly VRDNs (State Street Bank and Trust Co. LOC)                               VMIG1        2,000,000
              --------------------------------------------------------------------------
   5,000,000 (a) Clipper, MA Tax Exempt Trust Weekly VRDNs (State Street Bank and Trust Co.
              LIQ)                                                                             VMIG1        5,000,000
              --------------------------------------------------------------------------
   3,465,000 (a) Clipper, MA Tax Exempt Trust, (Series 1993-1) Weekly VRDNs (State Street
              Bank and Trust Co. LIQ)                                                          VMIG1        3,465,000
              --------------------------------------------------------------------------
   3,000,000  Commonwealth of Massachusetts Weekly VRDNs (AMBAC INS)/(Citibank NA, New
              York LIQ)                                                                        NR(1)        3,000,000
              --------------------------------------------------------------------------
   3,500,000  Commonwealth of Massachusetts, (Series A), 3.75% CP (Union Bank of
              Switzerland, Zurich LIQ), Mandatory Tender 11/8/1995                               P-1        3,500,000
              --------------------------------------------------------------------------
   3,200,000  Framingham, MA IDA Weekly VRDNs (Perini Corp)/(Barclays Bank PLC, London
              LOC)                                                                              A-1+        3,200,000
              --------------------------------------------------------------------------
   3,093,000  Greenfield, MA, 4.25% BANs, 9/13/1996                                            NR(3)        3,099,438
              --------------------------------------------------------------------------
   1,000,000  Haverhill, MA, 8.875% Bonds (United States Treasury PRF), 12/1/1995 (@102)       NR(1)        1,023,454
              --------------------------------------------------------------------------
     300,000  Ludlow, MA Weekly VRDNs (Advanced Drainage System, Inc.)/(First National
              Bank of Chicago LOC)                                                               P-1          300,000
              --------------------------------------------------------------------------
   4,000,000  Mashpee, MA, 4.22% BANs, 7/5/1996                                                NR(3)        4,001,572
              --------------------------------------------------------------------------
   1,500,000  Massachusetts Bay Transit Authority, (Series C), 3.70% CP (Westdeutsche
              Landesbank Girozentrale LOC), Mandatory Tender 1/17/1996                         SP-1+        1,500,000
              --------------------------------------------------------------------------
$  4,000,000  Massachusetts HEFA Weekly VRDNs (Harvard University)                              A-1+   $    4,000,000
              --------------------------------------------------------------------------



MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                CREDIT
   AMOUNT                                                                                 RATING*        VALUE
------------  ------------------------------------------------------------------------  -----------  --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------------
              MASSACHUSETTS--CONTINUED
              --------------------------------------------------------------------------
   3,460,000  Massachusetts HEFA Weekly VRDNs (Newbury College)/ (Barclays Bank PLC,
              London LOC)                                                                        P-1        3,460,000
              --------------------------------------------------------------------------
     200,000  Massachusetts HEFA, (Series A) Weekly VRDNs (Brigham & Women's
              Hospital)/(Sanwa Bank Ltd, Osaka LOC)                                              P-1          200,000
              --------------------------------------------------------------------------
   3,410,000  Massachusetts HEFA, (Series A) Weekly VRDNs (New England Home For Little
              Wanderers)/(First National Bank of Boston, MA LOC)                                 P-1        3,410,000
              --------------------------------------------------------------------------
   2,900,000  Massachusetts HEFA, (Series B) Weekly VRDNs (Clark University)/(Sanwa Bank
              Ltd, Osaka LOC)                                                                  VMIG1        2,900,000
              --------------------------------------------------------------------------
   1,500,000  Massachusetts HEFA, (Series D) Weekly VRDNs (Capital Asset Program)/(MBIA
              Insurance Corporation INS)/(Sanwa Bank Ltd, Osaka LIQ)                           VMIG1        1,500,000
              --------------------------------------------------------------------------
   2,400,000  Massachusetts HEFA, (Series E) Weekly VRDNs (Williams College, MA)                A-1+        2,400,000
              --------------------------------------------------------------------------
     400,000  Massachusetts HEFA, (Series E) Weekly VRDNs (Capital Asset Program)/(First
              National Bank of Chicago LIQ)/(Sanwa Bank Ltd, Osaka LOC)                        VMIG1          400,000
              --------------------------------------------------------------------------
   6,300,000  Massachusetts HEFA, (Series F) Weekly VRDNs (Children's Hospital of
              Boston)                                                                           A-1+        6,300,000
              --------------------------------------------------------------------------
   2,500,000  Massachusetts HEFA, (Series G) Weekly VRDNs (Massachusetts Institute of
              Technology)                                                                      NR(1)        2,500,000
              --------------------------------------------------------------------------
   4,000,000  Massachusetts HEFA, 3.75% CP (Fallon Heathcare System)/ (Sanwa Bank Ltd,
              Osaka LOC), Mandatory Tender 2/22/1996                                            A-1+        4,000,000
              --------------------------------------------------------------------------
   5,000,000  Massachusetts HEFA, 3.80% CP (Harvard University), Mandatory Tender
              1/26/1996                                                                         A-1+        5,000,000
              --------------------------------------------------------------------------
   3,000,000  Massachusetts HEFA, 3.90% CP (Fallon Heathcare System)/ (Sanwa Bank Ltd,
              Osaka LOC), Mandatory Tender 11/28/1995                                           A-1+        3,000,000
              --------------------------------------------------------------------------
     800,000  Massachusetts Municipal Wholesale Electric Company, Variable Rate Power
              Supply System Revenue Bonds (1994 Series C) Weekly VRDNs (Canadian
              Imperial Bank of Commerce, Toronto LOC)                                           A-1+          800,000
              --------------------------------------------------------------------------



MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                CREDIT
   AMOUNT                                                                                 RATING*        VALUE
------------  ------------------------------------------------------------------------  -----------  --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------------
              MASSACHUSETTS--CONTINUED
              --------------------------------------------------------------------------
$  2,400,000  Massachusetts Port Authority, (Series 1995A) Daily VRDNs (Landesbank
              Hessen-Thueringen, Frankfurt LOC)                                                 A-1+   $    2,400,000
              --------------------------------------------------------------------------
   3,270,000  Massachusetts State HFA, Multi-Family Housing Refunding Bonds (1995 Series
              A), 5.00% (MBIA Insurance Corporation INS), 7/1/1996                             NR(1)        3,287,798
              --------------------------------------------------------------------------
   4,000,000  Massachusetts Water Resources Authority, (Series 1994), 3.80% CP (Morgan
              Guaranty Trust Co., New York LOC), Mandatory Tender 12/13/1995                    A-1+        4,000,000
              --------------------------------------------------------------------------
   1,000,000  Massachusetts, IFA Weekly VRDNs (Berkshire, MA School)/ (National
              Westminster Bank, PLC, London LOC)                                               VMIG1        1,000,000
              --------------------------------------------------------------------------
   1,300,000  Massachusetts, IFA Weekly VRDNs (Groton School)/(National Westminster
              Bank, PLC, London LOC)                                                           VMIG1        1,300,000
              --------------------------------------------------------------------------
   8,000,000  Massachusetts, IFA Weekly VRDNs (Kendall Square Entity)/ (State Street
              Bank and Trust Co. LOC)                                                            P-1        8,000,000
              --------------------------------------------------------------------------
     500,000  Massachusetts, IFA Weekly VRDNs (New England Deaconess Associates)/(Banque
              Paribas, Paris LOC)                                                                A-1          500,000
              --------------------------------------------------------------------------
   1,100,000  Massachusetts, IFA, (1991 Issue), 5.25% TOBs (St. Mark's School of
              Southborough, Inc.)/(Barclays Bank PLC, London LOC), Mandatory Tender
              1/9/1996                                                                         VMIG1        1,100,000
              --------------------------------------------------------------------------
     300,000  Massachusetts, IFA, (Series 1992) Weekly VRDNs (Holyoke Water Power
              Co.)/(Canadian Imperial Bank of Commerce, Toronto LOC)                           VMIG1          300,000
              --------------------------------------------------------------------------
   2,000,000  Massachusetts, IFA, (Series 1992B), 3.75% CP (New England Power Co.),
              Mandatory Tender 11/27/1995                                                        A-1        2,000,000
              --------------------------------------------------------------------------
   5,000,000  Massachusetts, IFA, (Series 1992B), 3.80% CP (New England Power Co.),
              Mandatory Tender 2/13/1996                                                         A-1        5,000,000
              --------------------------------------------------------------------------
   5,800,000  Massachusetts, IFA, (Series 1995) Weekly VRDNs (Whitehead Institute for
              Biomedical Research)                                                             VMIG1        5,800,000
              --------------------------------------------------------------------------
     925,000  Massachusetts, IFA, (Series A) Weekly VRDNs (Hockomock YMCA)/(Bank of Nova
              Scotia, Toronto LOC)                                                               P-1          925,000
              --------------------------------------------------------------------------



MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                CREDIT
   AMOUNT                                                                                 RATING*        VALUE
------------  ------------------------------------------------------------------------  -----------  --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------------
              MASSACHUSETTS--CONTINUED
              --------------------------------------------------------------------------
$  4,000,000  Massachusetts, IFA, (Series B) Weekly VRDNs (Williston North Hampton
              School)/(National Westminster Bank, PLC, London LOC)                              A-1+   $    4,000,000
              --------------------------------------------------------------------------
   6,000,000  Massachusetts, IFA, Variable Rate Demand Revenue Bonds (Series 1995)
              Weekly VRDNs (Emerson College Issue)/ (Baybank, Burlington, MA LOC)                P-2        6,000,000
              --------------------------------------------------------------------------
   1,000,000  Massachusetts, IFA, Variable Rate Refunding Revenue Bonds 1994 Project
              Daily VRDNs (Showa Womens Institute Boston, Inc.)/(Fuji Bank, Ltd., Tokyo
              LOC)                                                                             VMIG1        1,000,000
              --------------------------------------------------------------------------
   5,600,000  New Bedford, MA, 4.60% BANs (Fleet National Bank, Providence, R.I. LOC),
              3/15/1996                                                                          P-1        5,614,145
              --------------------------------------------------------------------------
   2,500,000  North Adams, MA, 4.24% BANs, 6/30/1996                                           NR(3)        2,501,422
              --------------------------------------------------------------------------
   2,297,900  North Attleborough, MA, 4.65% BANs, 4/19/1996                                    NR(3)        2,299,886
              --------------------------------------------------------------------------
   5,300,000  Springfield, MA , 4.40% BANs (Fleet National Bank, Providence, R.I. LOC),
              2/9/1996                                                                           P-1        5,308,469
              --------------------------------------------------------------------------
   4,000,000  Springfield, MA , 4.50% BANs (Fleet National Bank, Providence, R.I. LOC),
              2/9/1996                                                                           P-1        4,006,426
              --------------------------------------------------------------------------               --------------
              TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                                                 $  145,229,041
              --------------------------------------------------------------------------               --------------


  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

 (a) Denotes a restricted security which is subject to restrictions or resale under Federal Securities laws. These securities have been determined to be liquid under criteria established by the Board of Trustees at the end of the period, these securities amounted to $8,465,000 which represents 5.8% of net assets.

 (b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($146,207,706) at October 31, 1995.


MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
BANs--Bond Anticipation Notes
CP--Commercial Paper
GO--General Obligation
HEFA--Health and Education Facilities Authority
HFA--Housing Finance Authority
IDA--Industrial Development Authority
IFA--Industrial Finance Authority
INS--Insured
LIQ--Liquidity Agreement
LOC--Letter of Credit
LT--Limited Tax
MBIA--Municipal Bond Investors Assurance
PLC--Public Limited Company
PRF--Prerefunded
TOBs--Tender Option Bonds
VRDNs--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)



MASSACHUSETTS MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                                            $  145,229,041
------------------------------------------------------------------------------------------------------
Cash                                                                                                           181,475
------------------------------------------------------------------------------------------------------
Income receivable                                                                                            1,052,777
------------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                         958
------------------------------------------------------------------------------------------------------
Deferred expenses                                                                                                1,248
------------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                          146,465,499
------------------------------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------------------
Income distribution payable                                                                 $  219,077
------------------------------------------------------------------------------------------
Accrued expenses                                                                                38,716
------------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                         257,793
------------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 146,207,706 shares outstanding                                                           $  146,207,706
------------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES:
------------------------------------------------------------------------------------------------------
($99,627,788 / 99,627,788 shares outstanding)                                                                    $1.00
------------------------------------------------------------------------------------------------------  --------------
BAYFUNDS SHARES:
------------------------------------------------------------------------------------------------------
($46,579,918 / 46,579,918 shares outstanding)                                                                    $1.00
------------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)


MASSACHUSETTS MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------------
Interest                                                                                                  $  5,286,218
--------------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------------
Investment advisory fee                                                                       $  686,918
--------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                        155,000
--------------------------------------------------------------------------------------------
Custodian fees                                                                                    36,851
--------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                          47,328
--------------------------------------------------------------------------------------------
Sub-transfer agent fees--BayFunds Shares                                                          20,832
--------------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                          1,447
--------------------------------------------------------------------------------------------
Auditing fees                                                                                     14,671
--------------------------------------------------------------------------------------------
Legal fees                                                                                         2,692
--------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                         40,267
--------------------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                           232,505
--------------------------------------------------------------------------------------------
Shareholder services fee--BayFunds Shares                                                        110,936
--------------------------------------------------------------------------------------------
Share registration costs                                                                          17,284
--------------------------------------------------------------------------------------------
Printing and postage                                                                              16,615
--------------------------------------------------------------------------------------------
Insurance premiums                                                                                 5,740
--------------------------------------------------------------------------------------------
Miscellaneous                                                                                      9,888
--------------------------------------------------------------------------------------------  ----------
     Total expenses                                                                            1,398,974
--------------------------------------------------------------------------------------------
Waivers--
-------------------------------------------------------------------------------
     Waiver of investment advisory fee                                           $  (276,299)
-------------------------------------------------------------------------------
     Waiver of shareholder services fee--Institutional Service Shares               (232,505)
-------------------------------------------------------------------------------
     Waiver of shareholder services fee--BayFunds Shares                            (110,936)
-------------------------------------------------------------------------------  -----------
       Total waivers                                                                            (619,740)
--------------------------------------------------------------------------------------------  ----------
          Net expenses                                                                                         779,234
--------------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                      $  4,506,984
--------------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


MASSACHUSETTS MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1995              1994
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------------------------
Net investment income                                                              $      4,506,984   $     2,717,161
--------------------------------------------------------------------------------  ------------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------------------------
Distributions from net investment income
--------------------------------------------------------------------------------
  Institutional Service Shares                                                           (3,066,535)       (2,037,982)
--------------------------------------------------------------------------------
  BayFunds Shares                                                                        (1,440,449)         (679,179)
--------------------------------------------------------------------------------  ------------------  ---------------
     Change in net assets resulting from distributions to shareholders                   (4,506,984)       (2,717,161)
--------------------------------------------------------------------------------  ------------------  ---------------
SHARE TRANSACTIONS--
--------------------------------------------------------------------------------
Proceeds from sale of shares                                                            371,068,422       349,831,127
--------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                                  2,255,146         1,275,493
--------------------------------------------------------------------------------
Cost of shares redeemed                                                                (359,040,754)     (321,848,920)
--------------------------------------------------------------------------------  ------------------  ---------------
     Change in net assets resulting from share transactions                              14,282,814        29,257,700
--------------------------------------------------------------------------------  ------------------  ---------------
          Change in net assets                                                           14,282,814        29,257,700
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Beginning of period                                                                     131,924,892       102,667,192
--------------------------------------------------------------------------------  ------------------  ---------------
End of period                                                                      $    146,207,706   $   131,924,892
--------------------------------------------------------------------------------  ------------------  ---------------


(See Notes which are an integral part of the Financial Statements)



MASSACHUSETTS MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of fifteen non-diversified portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and BayFund Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1995, 55.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit for any one institution or agency does not exceed 10.3% of total investments.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

    Additional information on each restricted security held at October 31, 1995 is as follows:

                       SECURITY                            ACQUISITION DATE      ACQUISITION COST

Clipper, MA, Tax Exempt Trust, Weekly
VRDNs (State Street Bank and Trust Co. LIQ)                      5/15/95           $  5,000,000

Clipper, MA, Tax Exempt Trust, (Series
1993-1) Weekly VRDNs (State Street Bank
and Trust Co. LIQ)                                               6/30/95           $  3,465,000


     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1995, capital paid-in aggregated $146,207,706.


MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

Transactions in shares were as follows:

                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1995            1994
INSTITUTIONAL SERVICE SHARES
----------------------------------------------------------------------------------
Shares sold                                                                            337,436,671     298,784,520
----------------------------------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                                                          814,368         594,441
----------------------------------------------------------------------------------
Shares redeemed                                                                       (328,636,637)   (293,889,923)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from
     Institutional Service share transactions                                            9,614,402       5,489,038
----------------------------------------------------------------------------------  --------------  --------------

                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1995            1994
BAYFUNDS SHARES
----------------------------------------------------------------------------------
Shares sold                                                                             33,631,751      51,046,608
----------------------------------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                                                        1,440,778         681,051
----------------------------------------------------------------------------------
Shares redeemed                                                                        (30,404,117)    (27,958,997)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from
     BayFunds share transactions                                                         4,668,412      23,768,662
----------------------------------------------------------------------------------  --------------  --------------
          Net change resulting from share transactions                                  14,282,814      29,257,700
----------------------------------------------------------------------------------  --------------  --------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

     ADMINISTRATIVE FEE--Federated Administrative Services under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

     SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets for Institutional Service Shares for the period. Under the terms of a Shareholder Services Agreement with BayBank Systems, Inc., the Fund will pay BayBank Systems, Inc. up to .25 of 1% of average daily net assets for BayFunds Shares for the period. These fees are to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntarily waiver at any time at its sole discretion.

     TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

     PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     ORGANIZATIONAL EXPENSES--Organizational expenses of $44,840 and start-up administrative service expenses of $43,014 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational and start-up administrative expenses during the five year period following May 18, 1990 (the date the Fund became effective). For the period ended October 31, 1995, the Fund paid $3,869 and $4,291, respectively, pursuant to this agreement. During the period, the Fund completed its obligation for organizational and start-up administrative expenses pursuant to this agreement.

     INTERFUND TRANSACTIONS--During the period ended October 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/or common Officers. These transactions were made at current market value pursuant to rule 17a-7 under the Act amounting to $189,150,000 and $215,560,000, respectively.

     GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(Massachusetts Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of Massachusetts Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended and the financial highlights (see pages 2 and 16 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Massachusetts Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP
Pittsburgh, Pennsylvania
December 15, 1995

ADDRESSES
--------------------------------------------------------------------------------

Massachusetts Municipal Cash Trust
                    Institutional Service Shares                                       Federated Investors Tower
                                                                                       Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                                         Federated Investors Tower
                                                                                       Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                               Federated Investors Tower
                                                                                       Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and Trust Company                                P.O. Box 8600
                                                                                       Boston, MA 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Services Company                                         P.O. Box 8600
                                                                                       Boston, MA 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                                2100 One PPG Place
                                                                                       Pittsburgh, PA 15222
-----------------------------------------------------------------------------------------------------------------------


MASSACHUSETTS
MUNICIPAL CASH TRUST
INSTITUTIONAL SERVICE SHARES
PROSPECTUS
A Non-Diversified Portfolio of Federated
Municipal Trust, an Open-End Management
Investment Company

Prospectus dated December 31, 1995

       FEDERATED SECURITIES CORP.
      ---------------------------------------------
      Distributor
      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER
      PITTSBURGH, PENNSYLVANIA 15222-3779
      CUSIP 314229303
      0032603A-ISS (12/95)





                      MASSACHUSETTS MUNICIPAL CASH TRUST
                  (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                         INSTITUTIONAL SERVICE SHARES
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus for Institutional Service Shares of Massachusetts Municipal Cash Trust (the "Fund") a portfolio of Federated Municipal Trust ( the "Trust") dated December 31, 1995. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-235-4669.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779

                        Statement dated December 31, 1995
Federated Securities Corp.
DISTRIBUTOR
A SUBSIDIARY OF FEDERATED INVESTORS




INVESTMENT POLICIES              1

 Acceptable Investments          1
 Participation Interests         1
 Municipal Leases                1
 Ratings                         1
 When-Issued And Delayed Delivery
  Transactions                   1
 Repurchase Agreements           2
 Credit Enhancement              2
MASSACHUSETTS INVESTMENT RISKS   2

INVESTMENT LIMITATIONS           3

FEDERATED MUNICIPAL TRUST
MANAGEMENT                       5

 The Funds                       9
 Share Ownership                 9
 Trustees Compensation          10
 Trustee Liability              10
INVESTMENT ADVISORY SERVICES    11

 Investment Adviser             11
 Advisory Fees                  11
BROKERAGE TRANSACTIONS          11

OTHER SERVICES                  12

 Fund Administration            12



 Custodian and Portfolio
  Recordkeeper                  12
 Transfer Agent                 12
 Independent Public Accountants 12
SHAREHOLDER SERVICES AGREEMENT  12

DETERMINING NET ASSET VALUE     12

REDEMPTION IN KIND              13

MASSACHUSETTS PARTNERSHIP LAW   13

THE FUND'S TAX STATUS           13

PERFORMANCE INFORMATION         13

 Yield                          13
 Effective Yield                13
 Tax-Equivalent Yield           14
 Tax-Equivalency Table          14
 Total Return                   14
 Performance Comparisons        15
ABOUT FEDERATED INVESTORS       15

 Mutual Fund Market             15
 Institutional Clients          15
 Trust Organizations            15
 Broker/Dealers and Bank
  Broker/Dealer
  Subsidiaries                  16
APPENDIX                        17




INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security, the issuer of any demand feature applicable to the security, or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing participation interests having a seven day demand feature, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities. MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Board of Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or FIN-1+, FIN-1, or FIN-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The



Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, brokers/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
MASSACHUSETTS INVESTMENT RISKS

The Fund invests in obligations of Massachusetts issuers which results in the Fund's performance being subject to risks associated with the overall economic conditions present within Massachusetts (the "Commonwealth"). The following information is a brief summary of the recent prevailing economic conditions and a general summary of the Commonwealth's financial status. This information is based on official statements relating to securities that have been offered by Massachusetts issuers and from other sources believed to be reliable but should not be relied upon as a complete description of all relevant information.



The Commonwealth has a diverse economy with manufacturing, education, health care, computers and financial services all being significant contributors. Massachusetts is generally considered the leader in research and development within the biotechnology, software and robotics industries as well as having many highly prestigious universities. In addition to a highly skilled and educated workforce, the Commonwealth has one of the higher average per capita incomes in this country.
Beginning in the late 1980's, economic growth in the New England region and Massachusetts, in particular, slowed and showed pronounced deterioration in the construction, real estate, financial and manufacturing sectors. Between 1988 and 1992, there were extensive job losses that resulted in a 10% reduction in the work force. Also, over the same period, property values in the region experienced a similar decline. More recently, the Massachusetts economy has experienced a slight recovery, however, at a slower pace than the nation and there are signs that this recovery may be slowing. In addition, after years of above average property value growth, property values have decreased an estimated 6% over the same period.
The two major revenue sources available to cities and towns in Massachusetts are local property taxes and local aid from the Commonwealth. Property taxes are subject to limitations imposed by a state-wide initiative approved by the voters in November, 1980 (commonly known as Proposition 2-1/2), which limits the property taxes that may be levied by any city or town in any fiscal year to the lesser of (i) 2.5% of the full valuation of the real estate and personal property therein or (ii) 2.5% over the previous year's levy limit plus any growth in the tax base from new construction. In recent years the decrease in property values due to the recession and the limitations of tax levy growth imposed by Proposition 2-1/2 have resulted in budget constraints for many cities and towns.



The overall financial condition of the Commonwealth can also be illustrated by the changes of its debt ratings. During the period in which the Commonwealth has experienced its financial difficulties beginning in 1988, its general obligation long-term debt ratings as determined by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group decreased from Aa and AA+, respectively, to Baa and BBB. Since then the Commonwealth has had its debt ratings raised by the two rating agencies to A1 and A+ by Moody's and S&P, respectively, reflecting its improved fiscal performance.
The Fund's concentration in securities issued by the Commonwealth and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the Commonwealth or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the Commonwealth; and the underlying fiscal condition of the Commonwealth and its municipalities.
INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for the clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.
The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge. LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may acquire publicly or non-publicly issued Massachusetts municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, and limitations or Declaration of Trust. INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.



INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933. CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry, or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements. DIVERSIFICATION OF INVESTMENTS
With regard to at least 50% of its total assets, no more than 5% of its total assets are to be invested in the securities of a single issuer, and no more than 25% of its total assets are to be invested in the securities of a single issuer at the close of each quarter of each fiscal year.
Under this limitation, each governmental subdivision, including states, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalitites, or similar entities will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues.
Industrial development bonds backed only by the assets and revenues of a non-governmental issuer are considered to be issued solely by that issuer. If, in the case of an industrial development bond or government issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.
The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers (including companies responsible for paying principal and interest on industrial development bonds) which have records of less than three years of continuous operations, including the operation of any predecessor.
INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.



INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
FEDERATED MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee



Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest



Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.




James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932



Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Glen R. Johnson *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.




Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.





Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University



Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.








J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee,



Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


 Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Vice President, Federated Administrative Services; Treasurer of some of the Funds.




John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
THE FUNDS
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated



Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 3-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Trustees own less than 1% of the Trust`s outstanding shares.



As of December 4,1995, the following shareholders of record owned 5% or more of the outstanding BayFunds Shares of the Fund: John & Co., Burlington, MA, owned approximately 48,086,125 shares (100%).
As of December 4,1995, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Fund: State Street Bank and Trust Company, North Quincy, Massachusetts, (as record owner holding shares for its clients) owned approximately 17,899,399 shares (17,90%); John & Company, Burlington, Massachusetts, owned approximately 19,517,012 shares (19.52%); and State Street Bank and Trust Company, North Quincy, Massachusetts, (as record owner holding shares for its clients) owned approximately 16,017,266 shares (16.02%).


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
CORPORATION      CORPORATION*#      FROM FUND COMPLEX +


John F. Donahue, $0        $0 for the Fund and
Chairman and Director         68 other investment companies in the Fund
Complex
Thomas G. Bigley,$2,458    $20,688 for the Fund and
Director                   49 other investment companies in the Fund Complex
John T. Conroy,  $3,520    $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex



William J. Copeland,       $3,520  $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
James E. Dowd,   $3,520    $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.,   $3,266  $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex
Edward L. Flaherty, Jr.,   $3,520  $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
Peter E. Madden, $2,757    $90,563 for the Fund and
Director                   64 other investment companies in the Fund Complex
Gregor F. Meyer, $3,166    $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex
John E. Murray, Jr.,       $1,762  $0 for the Fund and
Director                   64 other investment companies in the Fund Complex
Wesley W. Posvar,$3,166    $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex
Marjorie P. Smuts,         $3,166  $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex


*Information is furnished for the fiscal year ended October 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of 15 portfolios.
+The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust. ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus.
For the fiscal years ended October 31, 1995, 1994, and 1993 the adviser earned $686,918, $643,293, and $498,975 respectively, of which $276,299, $445,711, and $427,232, and respectively, was voluntarily waived.
  STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses)



     exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended October 31, 1995, the Trust paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Fund's Administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc.



may hereinafter collectively be referred to as the "Administrators".) For the fiscal years ended October 31, 1995, 1994, and 1993, the Administrators earned $155,000, $195,483, and $253,380, respectively. Dr. Henry J. Gailliot, an officer of Federated Management, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. TRANSFER AGENT
As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, and number of accounts and transactions made by shareholders. INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balance; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by:
(1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal period ending October 31,1995, the Fund paid Shareholder Services fees in the amount of $232,505, all of which was waived.
DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment



Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value. REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The Fund calculates its yield based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
For the seven-day period ended October 31, 1995, the yield for Institutional Service Shares was 3.36%, and the yield for BayFunds shares was 3.32%. EFFECTIVE YIELD
The Fund calculates its effective yield by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
For the seven-day period ended October 31, 1995, the effective yield for Institutional Service was 3.41%, and the effective yield for BayFunds Shares was 3.37%.
TAX-EQUIVALENT YIELD
The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% tax rate (the maximum effective federal rate for individuals) and assuming that income is 100% exempt.



For the seven-day period ended October 31, 1995, the tax-equivalent yield for Institutional Service Shares was 6.94%, and the tax-equivalent yield for BayFunds Shares was 6.86%.
TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.
                        TAXABLE YIELD EQUIVALENT FOR 1995

                             STATE OF MASSACHUSETTS


                                   TAX BRACKET:
    Combined Federal
    and State:27.00%   40.00%    43.00%     48.00%      51.60%

    Joint Return$1-39,000$39,001-94,250 $94,251-143,600$143,601-256,500
           OVER $256,500
    Single Return$1-23,350   $23,351-56,550$56,551-117,950$117,951-256,500
           OVER $256,500

    Tax-Exempt Yield            Taxable Yield Equivalent

     1.50%     2.05%    2.50%     2.63%      2.88%       3.10%
     2.00      2.74     3.33      3.51       3.85        4.13
     2.50      3.42     4.17      4.39       4.81        5.17
     3.00      4.11     5.00      5.26       5.77        6.20



     3.50      4.79     5.83      6.14       6.73        7.23
     4.00      5.48     6.67      7.02       7.69        8.26
     4.50      6.16     7.50      7.89       8.65        9.30
     5.00      6.85     8.33      8.77       9.62       10.33
     5.50      7.53     9.17      9.65      10.58       11.36
     6.00      8.22    10.00     10.53      11.54       12.40

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. If you itemize deductions, your taxable yield equivalent will be lower.
    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
    *Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is compounded by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.



The Fund's average annual total returns for the one-year period ended October 31, 1995 and for the period from May 18, 1990 (date of initial public investment) through ended October 31, 1995 were 3.34% and 3.22%, respectively. PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   O LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated Investors managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors's international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Investors funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated Investors mutual funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms-- supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.



*Source:  Investment Company Institute



APPENDIX


STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS



A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1      Very strong or strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2      Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.) COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1       This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+)
   designation.
A-2       Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA  Debt rated "AAA" has the highest rating assigned by S&P.  Capacity to pay
interest and   repay principal is extremely strong.



AA   Debt rate "AA" has a very strong capacity to pay interest and repay
principal and differs    from the highest    rated issues only in small
degree.
A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODY'S INVESTORS SERVICE, INC.
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG1      This designation denotes best quality.  There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2      This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.


VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
COMMERCIAL PAPER (CP) RATINGS
P-1            Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity
P-2            Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA            Bonds which are rated AAA are judged to be of the best quality.
     They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes is can be visualized are most unlikely to impair the fundamentally strong position
     of   such issues.



AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or
     fluctuation of protective elements      may be of greater amplitude or
     there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.
NR(1)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AAA" by S&P or "AAA" by Moody's.
NR(2)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "AA" by Moody's.
NR(3)    The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.



314229303
0032603B-ISS (12/95)




BAYFUNDS SHARES
MASSACHUSETTS
MUNICIPAL
CASH TRUST


PROSPECTUS DECEMBER 31, 1995
ANNUAL REPORT TO SHAREHOLDERS
OCTOBER 31, 1995


BAYFUNDS

Federated Securities Corp.
Distributor


December 31, 1995
Printed on Recycled Paper
Z00403
Cusip 314229832
G00507-01 (12/95)


Mutual Funds At BayBank



MASSACHUSETTS MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
BAYFUNDS Shares
PROSPECTUS

The BayFunds Shares of Massachusetts Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified investment portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund).

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.


The investment objective of the Fund is to provide current income which is exempt from federal regular income tax, and Massachusetts state income tax, consistent with stability of principal. The Fund invests primarily in short-term Massachusetts municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Massachusetts or its political subdivisions and financing authorities, but which are exempt from the federal regular and Massachusetts state income tax. Shareholders can invest, reinvest, or redeem BayFunds Shares at any time with no sales loads or contingent deferred sales charges imposed by the Fund. Shareholders have access to other portfolios in BayFunds.






THE BAYFUNDS SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF BAYBANK, N.A., OR ITS SUBSIDIARIES, ARE NOT ENDORSED OR GUARANTEED BY BAYBANK, N.A., OR ITS SUBSIDIARIES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTING IN THESE SHARES INVOLVES INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


This prospectus contains the information you should read and know before you invest in BayFunds Shares. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information for BayFunds Shares dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-BAYFUND (1-800-229-3863). To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed at the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




Prospectus dated December 31, 1995




--------------------------------------------------------------------------------
                               TABLE OF CONTENTS


                                    KEY FACTS

General Information........................................................... 1

Summary of Fund Expenses...................................................... 2

Financial Highlights--BayFunds Shares......................................... 3

--------------------------------------------------------------------------------
                   MATCHING THE FUND TO YOUR INVESTMENT NEEDS

Investment Objective and Policies............................................. 4

Acceptable Investments........................................................ 4

Investment Limitations........................................................ 8

--------------------------------------------------------------------------------



                               SHAREHOLDER MANUAL

Pricing of Shares............................................................. 8

How to Buy Shares............................................................. 9

     By Phone..................................................................9

     By Mail...................................................................9

     By Wire..................................................................10

     Through BayBanks Offices.................................................10

     Corporate Customers/Capital

       Markets Customers..................................................... 10

Automatic Investment Program..................................................10

How to Exchange Shares........................................................11

     By Phone.................................................................11

     By Mail..................................................................12

     Through BayBanks Offices.................................................12



How to Redeem Shares..........................................................12

     Signature Guarantees.....................................................12

     By Phone.................................................................13

     By Mail..................................................................13

     By Wire..................................................................13

     Through BayBanks Offices.................................................13

--------------------------------------------------------------------------------
                     ADDITIONAL INFORMATION YOU SHOULD KNOW

Dividends and Distributions...................................................14

Tax Information...............................................................14

Performance Information.......................................................15

Management, Distribution and
  Administration..............................................................18

Other Classes of Shares.......................................................20

Financial Highlights--Institutional



  Service Shares..............................................................21

Financial Statements..........................................................22

Report of Independent

  Public Accountants..........................................................34



-------------------------------------------------------------------------------
                                   KEY FACTS

GENERAL INFORMATION

As a shareholder of the BayFunds Shares class (the "Shares") of the Fund, you have access to all of the portfolios of BayFunds, an open-end, management investment company. BayFunds consists of five separate, professionally managed investment portfolios with distinct investment objectives and policies.

As of the date of this prospectus, BayFunds offers shares in five portfolios:

   BAYFUNDS MONEY MARKET
   PORTFOLIO
   SEEKS TO PROVIDE CURRENT INCOME CONSISTENT WITH STABILITY OF PRINCIPAL AND LIQUIDITY, BY INVESTING IN A PORTFOLIO OF MONEY MARKET INSTRUMENTS WITH REMAINING MATURITIES OF 397 DAYS OR LESS.



   BAYFUNDS U.S. TREASURY MONEY MARKET PORTFOLIO
   SEEKS TO PROVIDE CURRENT INCOME CONSISTENT WITH STABILITY OF PRINCIPAL AND LIQUIDITY, BY INVESTING, UNDER NORMAL MARKET CONDITIONS, AT LEAST 65% OF THE VALUE OF ITS TOTAL ASSETS IN U.S. TREASURY OBLIGATIONS WITH REMAINING MATURITIES OF 397 DAYS OR LESS.

   BAYFUNDS SHORT TERM YIELD PORTFOLIO
   SEEKS A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH PRESERVATION OF CAPITAL, BY INVESTING IN A DIVERSIFIED PORTFOLIO OF HIGH-GRADE DEBT OBLIGATIONS. THIS FUND WILL MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF THREE YEARS OR LESS.

   BAYFUNDS BOND PORTFOLIO
   SEEKS TO ACHIEVE HIGH CURRENT INCOME AND CAPITAL APPRECIATION, BY INVESTING, UNDER NORMAL MARKET AND ECONOMIC CONDITIONS, AT LEAST 65% OF THE VALUE OF ITS TOTAL ASSETS IN BONDS.

   BAYFUNDS EQUITY PORTFOLIO
   SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION, BY INVESTING, UNDER NORMAL MARKET AND ECONOMIC CONDITIONS, AT LEAST 65% OF THE VALUE OF ITS TOTAL ASSETS IN A BROADLY DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES, WITH CURRENT INCOME AS A SECONDARY CONSIDERATION.

 ------------------------------------------------------------------------------
                            SUMMARY OF FUND EXPENSES




                                                     BAYFUNDS SHARES
                                            SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).................... None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)..........None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)............................................................ None
Redemption Fee (as a percentage of amount redeemed, if applicable)............................... None
Exchange Fee..................................................................................... None

                                                ANNUAL OPERATING EXPENSES
                                         (As a percentage of average net assets)
Management Fee (after waiver) (1)............................................................... 0.30%
12b-1 Fee......................................................................................  None
Total Other Expenses............................................................................ 0.30%
    Shareholder Services Fee (after waiver) (2).......................................... 0.00%
         Total Operating Expenses (3)........................................................... 0.60%





 (1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 1.05% absent the voluntary waivers of a portion of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of BayFunds Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Management, Distribution and Administration." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



EXAMPLE:                                                                      1 YEAR         3 YEARS        5 YEARS
You would pay the following expenses on a $1,000 investment, assuming (1)
5% annual return and (2) redemption at the end of each time period.......    $       6      $      19      $      33

EXAMPLE:                                                                      10 YEARS
You would pay the following expenses on a $1,000 investment, assuming (1)
5% annual return and (2) redemption at the end of each time period.......     $      75





THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

------------------------------------------------------------------------------

                       MASSACHUSETTS MUNICIPAL CASH TRUST
                     FINANCIAL HIGHLIGHTS--BAYFUNDS SHARES

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

REFERENCE IS MADE TO THE REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS ON PAGE 34.



                                                                                 YEAR ENDED OCTOBER 31,
                                                                       1995               1994              1993(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                 $    1.00          $    1.00          $    1.00
---------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------
     Net investment income                                                0.03               0.02               0.01
---------------------------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------------------------
     Distributions from net investment income                            (0.03)             (0.02)             (0.01)
---------------------------------------------------------------        -------            -------            -------
NET ASSET VALUE, END OF PERIOD                                       $    1.00          $    1.00          $    1.00
---------------------------------------------------------------        -------            -------            -------
TOTAL RETURN (b)                                                         3.30%              2.05%              1.25%
---------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------
     Expenses                                                            0.60%              0.64%               0.65%*
---------------------------------------------------------------
     Net investment income                                               3.25%              2.09%               1.85%*
---------------------------------------------------------------
     Expense waiver/reimbursement (c)                                    0.45%              0.35%               0.43%*
---------------------------------------------------------------
SUPPLEMENTAL DATA



---------------------------------------------------------------
     Net assets, end of period (000 omitted)                           $46,580            $41,912            $18,143
---------------------------------------------------------------







* Computed on an annualized basis.

 (a) Reflects operations for the period from March 8, 1993 (date of initial public investment) to October 31, 1993.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)



------------------------------------------------------------------------------
                              MATCHING THE FUND TO
                             YOUR INVESTMENT NEEDS

   IF YOU ARE SEEKING CURRENT INCOME WHICH IS EXEMPT FROM FEDERAL REGULAR INCOME TAX AND MASSACHUSETTS STATE INCOME TAX CONSISTENT WITH LIQUIDITY AND STABILITY OF PRINCIPAL, THEN THE FUND MAY BE A SUITABLE INVESTMENT.

   THE FUND SEEKS TO MAINTAIN A STABLE $1.00 SHARE PRICE, REFERRED TO AS THE



   NET ASSET VALUE PER SHARE, BY INVESTING IN A PORTFOLIO OF SHORT-TERM MASSACHUSETTS MUNICIPAL SECURITIES. WHILE THE FUND CANNOT GUARANTEE A STABLE SHARE PRICE, THE SHORT-TERM NATURE OF ITS INVESTMENTS HELPS TO MINIMIZE PRICE FLUCTUATIONS.

INVESTMENT OBJECTIVE AND POLICIES


The investment objective of the Fund is to provide current income which is exempt from federal regular income tax, and Massachusetts state income tax consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


Interest income of the Fund that is exempt from the income taxes described above retains its tax-free status when distributed to the Fund's shareholders. However, income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than Massachusetts.


The Fund pursues its investment objective by investing primarily in a portfolio of Massachusetts municipal securities with remaining maturities of 13 months or less at the time of purchase by the Fund. As a matter of investment policy, which cannot be changed without the approval of shareholders, the Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and Massachusetts state income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.


ACCEPTABLE INVESTMENTS

The Fund invests primarily in debt obligations issued by or on behalf of Massachusetts and its political subdivisions and financing authorities, and obligations of other states, territories and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and Massachusetts state income tax imposed upon non-corporate taxpayers.

MASSACHUSETTS MUNICIPAL SECURITIES. Massachusetts municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Massachusetts municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

   ISSUERS OF GENERAL OBLIGATION BONDS INCLUDE STATES, COUNTIES, CITIES, TOWNS, AND OTHER GOVERNMENTAL UNITS.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

Examples of Massachusetts municipal securities include, but are not limited to:

   tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

   bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

   municipal commercial paper and other short-term notes;



   variable rate demand notes;

   municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

   participation, trust and partnership interests in any of the foregoing obligations.



MASSACHUSETTS INVESTMENT RISKS. Yields on Massachusetts municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Massachusetts municipal securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Massachusetts municipal securities acceptable for purchase by the Fund could become limited.



The Fund may invest in Massachusetts municipal securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Massachusetts municipal securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.



Obligations of issuers of Massachusetts municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.



NON-DIVERSIFICATION. The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified investment portfolio because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.




The Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that at the end of each quarter of the taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer; beyond that, no more than 25% of its total assets are invested in securities of a single issuer.


VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term municipal securities that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.



PARTICIPATION INTERESTS. The Fund may purchase interests in municipal securities from financial institutions such as commercial and investment banks, savings associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying municipal securities.



MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate on any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.





CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit or insurance. Any bankruptcy, receivership or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.



The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.


DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are considered liquid. To the extent restricted securities are deemed to be illiquid, the Fund will limit their purchase, together with other securities considered to be illiquid, to 10% of its net assets.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).






Although the Fund is permitted to make
taxable, temporary investments, there is no current intention to do so. However, the interest from certain Massachusetts municipal securities is subject to the federal alternative minimum tax.




INVESTMENT LIMITATIONS


The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.



------------------------------------------------------------------------------

                               SHAREHOLDER MANUAL

   SHARES ARE SOLD "NO-LOAD"--WITHOUT A SALES CHARGE. YOUR MINIMUM INITIAL INVESTMENT IS ONLY $2,500 OR $500 IF YOU PARTICIPATE IN THE AUTOMATIC



   INVESTMENT PROGRAM.

PRICING OF SHARES


The Fund attempts to stabilize the net asset value of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding.


   THE TERM "NET ASSET VALUE" PER SHARE REFERS TO THE VALUE OF ONE FUND
   SHARE.

The Fund cannot guarantee that its net asset value will always remain at $1.00 per Share.


The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


The Fund offers Shares only on days on which the New York Stock Exchange and the Federal Reserve Bank of Boston are open for business ("Business Days"). If



BayBank Systems, Inc. (the "Shareholder Servicing Agent") receives your purchase order on a non-Business Day, the order will not be executed until the next Business Day in accordance with the Distributor's procedures. The Fund and the Distributor reserve the right to reject any purchase request.

HOW TO BUY SHARES

MINIMUM INVESTMENT. You can become a shareholder with an initial investment of $2,500, or $500 if you participate in the Automatic Investment Program. You must submit a completed application at the time of your initial purchase. Subsequent investments must be in amounts of at least $100, or if you participate in the Automatic Investment Program, the minimum for additional Share purchases is $50. The Fund may waive any investment minimums from time to time. In addition, the Fund may reduce or waive investment minimums for investors purchasing through qualified BayBanks accounts.

If your purchase order is received in good order and accepted by the Fund from Federated Services Company (the "Transfer Agent") by 1:00 p.m. (Eastern time) on a Business Day, it will be executed at the net asset value next determined and your Shares will begin earning dividends that day. The Transfer Agent will not communicate your purchase order to the Fund until the Shareholder Servicing Agent has received the purchase price in Federal funds or other immediately available funds. If your purchase order is received in good order and accepted by the Fund from the Transfer Agent after 1:00 p.m. (Eastern time), and prior to 4:00 p.m. (Eastern time), it will be executed at the net asset value next determined and Shares will begin earning dividends the next Business Day. When you purchase Shares by check, the order is considered received when the check is converted into federal funds, normally within two Business Days.




The Shareholder Servicing Agent is responsible for the prompt transmission of purchase orders received in good order to the Transfer Agent.

   YOU MAY BUY SHARES BY TELEPHONE, MAIL, WIRE, OR IN PERSON THROUGH BAYBANKS OFFICES.

BY PHONE. Once you are a shareholder, you may purchase additional Shares by calling 1-800-BAYFUND (1-800-229-3863).


You must have previously authorized the Fund in writing to accept telephone requests. If you have not done so, call 1-800-BAYFUND to receive the necessary form and information on this Fund feature. The Fund uses reasonable procedures (incuding a shareholder identity test and sending a written confirmation of each telephone transaction) to confirm that instructions given by telephone are genuine. However, the Fund is not responsible for the authenticity of telephone instructions or for any losses caused by fraudulent or unauthorized telephone instructions if the Fund reasonably believed that the instructions were genuine.


The establishment of certain types of deposit account relationships with BayBanks may permit the direct deduction of your purchase price from your BayBanks deposit account. Please call 1-800-BAYFUND to determine whether your BayBanks deposit account qualifies.

For the protection of investors, all phone communications may be recorded where not otherwise prohibited by law.




BY MAIL. If you make your initial Share purchase by mail, you must send a completed application, and a check payable to the Fund, to:

  BayFunds
  P.O. Box 889
  Burlington, MA 01803

You may obtain an application by calling
1-800-BAYFUND.

You may make subsequent investments in the Fund at any time by sending a check for a minimum of $100 payable to the Fund at the following address:


  BayFunds
  P.O. Box 889
  Burlington, MA 01803



along with either (a) the detachable form that regularly accompanies confirmation of a prior transaction, (b) a subsequent order form that may be enclosed in the Fund mailing or can be obtained by calling 1-800-BAYFUND, or (c) a letter stating the amount of the investment, the name of the Fund, the exact name and address of the account, and your account number.




If the check does not clear, your purchase order will be cancelled.

BY WIRE. If you are a shareholder, you may purchase additional Shares by wire to BayBanks, as agent for the Shareholder Servicing Agent, as follows:

   BayBanks

   ABA Number: 0110-0174-2

   Attention: Mutual Funds Services

   For Credit to: BayFunds Shares, Massachusetts Municipal Cash Trust; Account 37153931

   Further Credit to: shareholder name and account number

Shares cannot be purchased by wire on days on which the New York Stock Exchange and the Federal Reserve Wire System are not open for business and on the following holidays: Martin Luther King Day, Columbus Day, or Veterans' Day.

THROUGH BAYBANKS OFFICES. You may place an order to purchase Shares in person through designated BayBanks offices.


Purchase orders placed through BayBanks offices typically would be received by the Transfer Agent within two Business Days. If you want more prompt processing, you should consider another method, such as by phone, as described above.





CORPORATE CUSTOMERS/CAPITAL MARKETS CUSTOMERS. Corporate and/or Capital Markets customers of BayBanks interested in purchasing Shares should consult their account relationship managers for procedures applicable to their accounts or call 1-800-554-3311. This prospectus should be read in conjunction with any materials provided by BayBanks regarding such procedures.

AUTOMATIC INVESTMENT PROGRAM

   YOU CAN BUY SHARES CONVENIENTLY THROUGH THE AUTOMATIC INVESTMENT PROGRAM.

When you participate in the Automatic Investment Program, you can purchase additional Shares in minimum amounts of $50. You must previously have authorized in writing the total dollar amount to be deducted automatically from eligible BayBanks deposit accounts or your deposit account maintained at a domestic financial institution which is an automated clearing house member, and the frequency of the deductions. The funds will be invested in Shares at the net asset value next determined. The Fund may reduce or waive the investment minimums for investors purchasing through qualified BayBanks accounts.

HOW TO EXCHANGE SHARES

   IF YOUR INVESTMENT NEEDS CHANGE, YOU CAN EASILY REDEEM FUND SHARES AND PURCHASE SHARES OF ANY BAYFUNDS' PORTFOLIO AT NO CHARGE.

BayFunds consists of the BayFunds Money Market Portfolio, the BayFunds U.S. Treasury Money Market Portfolio, the BayFunds Short Term Yield Portfolio, the BayFunds Bond Portfolio and the BayFunds Equity Portfolio. As a shareholder, you have access to all of these portfolios ("Participating Funds") of BayFunds. Because the BayFunds offer separate classes of shares, Fund shareholders (other than certain trust and institutional investors, including qualified employee benefit plans) must purchase shares of the Investment Shares class of these Participating Funds.

You may redeem Shares having a net asset value of at least $100 and purchase shares of any other Participating Funds in which you have an account. The minimum initial investment to establish an account in any other Participating Fund is $2,500, or $500 if you participate in the Automatic Investment Program. BayFunds does not charge any fees for these transactions.

Shares will be redeemed at the net asset value next determined and Shares of the Participating Fund to be acquired will be purchased at the net asset value per share next determined after receipt of the request by the Transfer Agent on a Business Day.

If you do not have an account in the Participating Fund whose shares you want to acquire, you must establish an account. Prior to any such transaction, you must receive a copy of the current prospectus of the Participating Fund into which a purchase is to be effected. This account will be registered in the same name and you will receive your dividends and distributions as an automatic reinvestment in additional shares. If the new account registration (name, address, and taxpayer identification number) is not identical to your existing account, please call 1-800-BAYFUND for the necessary new account or transfer procedures.

You may find this privilege useful if your investment objectives or market outlook should change after you invest in the Fund or in any of the Participating Funds. You may obtain further information on this privilege and obtain a prospectus by calling 1-800-BAYFUND.

The exchange privilege is available to shareholders resident in any state in which Participating Funds' shares being acquired may be sold.

BayFunds reserves the right to terminate this privilege at any time on 60 days' notice. Shareholders will be notified if this privilege is terminated.


Depending on the circumstances, an exchange with a fluctuating net asset value Participating Fund may generate a short-term or long-term capital gain or loss for federal income tax purposes.


BY PHONE. You may provide instructions to redeem Shares and purchase shares of any Participating Funds by calling 1-800-BAYFUND.

You must have previously authorized the Fund in writing to accept telephone requests. If you have not done so, call 1-800-BAYFUND to receive the necessary form and information on this Fund feature. The Fund uses reasonable procedures (including a shareholder identity test and sending a written confirmation of each telephone transaction) to confirm that instructions given by telephone are genuine. However, the Fund is not responsible for the authenticity of telephone instructions or for any losses caused by fraudulent or unauthorized telephone instructions if the Fund reasonably believed that the instructions were genuine.



BY MAIL. You may send a written request to redeem Shares and purchase shares of any Participating Funds to:

  BayFunds
  P.O. Box 889
  Burlington, MA 01803

Your written request must include your name and tax identification number; the name of the Fund, the dollar amount or number of Shares to be redeemed; the name of the Participating Fund in which shares are to be purchased; and your account number. Your request must be signed by the registered owner(s) exactly as required by the account application.

THROUGH BAYBANKS OFFICES. You may place an order to redeem Shares and purchase shares of any Participating Funds in person through designated BayBanks offices.


Orders received through designated BayBanks offices typically would be received by the Transfer Agent within two Business Days. For more prompt processing, you should consider another method, such as exchanging shares by phone, as described above.


HOW TO REDEEM SHARES


   WHEN YOU SELL YOUR SHARES--"REDEEM" THEM--YOU RECEIVE THE NET ASSET VALUE PER SHARE NEXT DETERMINED AFTER YOU HAVE MADE THE REQUEST. THERE ARE NO



   FEES OR OTHER REDEMPTION CHARGES (EXCEPT FOR REDEMPTIONS BY WIRE). YOU MAY REDEEM SOME OR ALL OF YOUR INVESTMENT.


The Fund redeems Shares at the net asset value next determined after the Fund has received your redemption request from the Transfer Agent in proper form. Redemption requests can be executed only on Business Days. If your redemption request is received by the Shareholder Servicing Agent on a non-Business Day, the Transfer Agent will not communicate your redemption request to the Fund until the next Business Day.

Redemption proceeds may be credited to an eligible BayBanks deposit account, paid by check, or paid by wire, as you previously designated in writing. The Fund ordinarily will make payment for Shares redeemed after proper receipt from the Transfer Agent of the redemption request and of all documents in proper form within one Business Day to an eligible BayBanks deposit account, within five Business Days if you requested redemption proceeds by check, or the same day by wire if the Fund receives your redemption request from the Transfer Agent by 12:00 noon (Eastern time) on the day of redemption. Shares redeemed and wired the same day will not receive the dividend declared on the day of redemption.


SIGNATURE GUARANTEES. If you request a redemption for an amount in excess of $25,000 (no limitation if the proceeds are being credited to your BayBanks deposit account), a redemption of any amount to be sent to an address other than your address of record with the Fund, the transfer of the registration of Shares, or a redemption of any amount payable to someone other than yourself as the shareholder of record, your signature must be guaranteed on a written redemption request by a trust company or insured commercial bank; an insured savings association or savings bank; a member firm of a national or regional stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund does not accept signatures guaranteed by a notary public. The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice. If you have a question about the proper form for redemption requests, call 1-800-BAYFUND.


   YOU MAY REDEEM SHARES BY PHONE, MAIL, WIRE OR THROUGH BAYBANKS OFFICES.

BY PHONE. You may redeem Shares by calling 1-800-BAYFUND.

You must have previously authorized the Fund in writing to accept telephone requests. If you have not done so, call 1-800-BAYFUND to receive the necessary form.

In the event of drastic economic or market changes, you may experience difficulty in redeeming by telephone. If this occurs, you should consider another method of redemption, such as by mail or by wire. See below. The Fund uses reasonable procedures (including a shareholder identity test and sending a written confirmation of each telephone transaction) to confirm that instructions given by telephone are genuine. However, the Fund is not responsible for the authenticity of telephone instructions or for any losses caused by fraudulent or unauthorized telephone instructions if the Fund reasonably believed that the instructions were genuine.

BY MAIL. You may redeem Shares by submitting a written request for redemption to:

  BayFunds
  P.O. Box 889
  Burlington, MA 01803

Your written request must include your name and tax identification number, the Fund's name, the dollar amount or number of Shares to be redeemed, and your account number. Your request must be signed by the registered owner(s) exactly as required by the account application.

BY WIRE. You may redeem Shares by wire (see "How to Buy Shares--By Wire") or by calling 1-800-BAYFUND. Redemption proceeds of at least $1,000 will be wired directly to the domestic commercial bank and account you previously designated in writing. You are charged a fee for each wire redemption and the fee is deducted from your redemption proceeds.

The Fund reserves the right to wire redemption proceeds within seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect the Fund. The Fund also reserves the right to terminate or modify the telephone and wire redemption procedures at any time. In that event, shareholders would be promptly notified. Neither the Fund, the Transfer Agent, the Sub-Transfer Agent, nor the Shareholder Servicing Agent will be responsible for the authenticity of redemption instructions received by phone.



THROUGH BAYBANKS OFFICES. You may place an order to redeem Shares in person through designated BayBanks offices.


Redemption orders received through designated BayBanks offices typically would be received by the Transfer Agent within two Business Days. For more prompt processing, you should consider another method, such as by phone, as described above.


-------------------------------------------------------------------------------
                           ADDITIONAL INFORMATION YOU
                                  SHOULD KNOW


MINIMUM BALANCE. Due to the high cost of maintaining accounts with low balances, the Fund may redeem your Shares and send you the proceeds if, due to shareholder redemptions your account balance falls below a minimum value of $1,000. However, before Shares are redeemed to close an account, the shareholder will be notified in writing and given 60 days to purchase additional Shares to meet the minimum balance requirement. The Fund reserves the right to amend this standard upon 60 days' prior written notice to shareholders. The Fund also reserves the right to redeem Shares involuntarily or make payment for redemptions in the form of securities if it appears appropriate to do so in light of the Fund's responsibilities under the Investment Company Act of 1940.


CONFIRMATIONS AND STATEMENTS. Confirmations of each purchase, exchange or redemption are sent to each shareholder. Monthly statements are sent to report transactions as well as dividends paid during the month. The Fund may suspend or terminate its practice of confirming each transaction at any time without notice.

DIVIDENDS AND DISTRIBUTIONS

   YOU EARN DIVIDENDS DAILY AND RECEIVE THEM MONTHLY AS AN AUTOMATIC REINVESTMENT IN ADDITIONAL SHARES.

Dividends from the Fund's net investment income are declared daily to shareholders of record immediately following the 1:00 p.m. (Eastern time) pricing of Shares. Dividends are paid monthly within five Business Days after the end of such calendar month. The Fund does not expect to realize any net long-term capital gains. However, if any such gains are realized, they will be distributed to shareholders at least annually.

You will receive your dividends and your distributions as an automatic reinvestment in additional Shares at the net asset value next determined on the payment dates.

TAX INFORMATION

   THIS DISCUSSION OF TAXES IS FOR GENERAL INFORMATION ONLY. PLEASE CONSULT YOUR OWN TAX ADVISER ABOUT YOUR PARTICULAR SITUATION.


FEDERAL INCOME TAX. The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.



The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.


   INTEREST ON SOME MUNICIPAL SECURITIES MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.


Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.


The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.



Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.



These tax consequences apply whether dividends are received in cash or as additional shares.



MASSACHUSETTS TAX CONSIDERATIONS. Under existing Massachusetts laws, distributions made by the Fund will not be subject to Massachusetts personal income taxes to the extent that such distributions qualify as exempt interest dividends under the Internal Revenue Code, and represent (i) interest or gain on obligations issued by the Commonwealth of Massachusetts, its political subdivisions or agencies; or (ii) interest on obligations of the United States, its territories or possessions to the extent exempt from taxation by the states pursuant to federal law. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions may be subject to Massachusetts personal income taxes.


Shareholders subject to the Massachusetts corporate excise tax must include all dividends paid by the Fund in their net income, and the value of their shares of stock in the Fund in their net worth, when computing the Massachusetts corporate excise tax.


OTHER STATE AND LOCAL TAXES. Income from the Fund is not necessarily free from taxes in states other than Massachusetts. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


PERFORMANCE INFORMATION


From time to time, in advertisements or in reports to shareholders, the performance, total return and yield of the Fund may be quoted and compared to those of other mutual funds with similar investment objectives and to relevant money market indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds.



National financial publications in which performance and yield data are reported may include The Wall Street Journal, The New York Times, Forbes, or Money magazine. Publications of a local or regional nature, such as The Boston Globe or The Boston Herald, may also be used in comparing the performance, total return and yield of the Fund.



YIELD. Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on the investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield but, when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



TAX-EQUIVALENT YIELD. The tax-equivalent yield for the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% federal tax rate and the 12% regular personal income tax rate imposed by Massachusetts and assuming that income earned by the Fund is 100% tax-exempt on a regular federal, state, and local basis.




For the seven day periods ended October 31, 1995, and November 30, 1995, the tax-equivalent yields for the Shares were 6.86% and 6.82%, respectively.


TOTAL RETURN. Total return represents the change, over a specified period of time, in the value of an investment in the Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


Yield, effective yield, tax-equivalent yield and total return will be calculated separately for BayFunds Shares and Institutional Service Shares.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


TAX-EQUIVALENCY TABLE


A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax*, and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.





                       TAXABLE YIELD EQUIVALENT FOR 1995
                             STATE OF MASSACHUSETTS
--------------------------------------------------------------------------------
TAX BRACKET:
FEDERAL                    15.00%     28.00%      31.00%      36.00%      39.60%

COMBINED FEDERAL
AND STATE                  27.00%     40.00%      43.00%      48.00%      51.60%
--------------------------------------------------------------------------------
JOINT RETURN:                  $1-   $39,001-    $94,251-   $143,601-       Over
                           39,000     94,250     143,600     256,500  $  256,500

SINGLE RETURN:                 $1-   $23,351-    $56,551-   $117,951-       Over
                           23,350     56,550     117,950     256,500  $  256,500
--------------------------------------------------------------------------------
TAX-EXEMPT YIELD                        TAXABLE YIELD EQUIVALENT
--------------------------------------------------------------------------------
        1.50%               2.05%      2.50%       2.63%       2.88%       3.10%
         2.00                2.74       3.33        3.51        3.85        4.13
         2.50                3.42       4.17        4.39        4.81        5.17
         3.00                4.11       5.00        5.26        5.77        6.20
         3.50                4.79       5.83        6.14        6.73        7.23
         4.00                5.48       6.67        7.02        7.69        8.26
         4.50                6.16       7.50        7.89        8.65        9.30
         5.00                6.85       8.33        8.77        9.62       10.33
         5.50                7.53       9.17        9.65       10.58       11.36



         6.00                8.22      10.00       10.53       11.54       12.40






Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.



The chart is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.



* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.


MANAGEMENT, DISTRIBUTION
AND ADMINISTRATION


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees ("Trustees") has established two classes of shares, BayFunds Shares and Institutional Service Shares. This prospectus relates only to BayFunds Shares of the Fund.


Shares are designed primarily for individuals, partnerships and corporations who seek a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio limited to short-term Massachusetts municipal securities. The Fund is not likely to be a suitable investment for non-Massachusetts taxpayers or retirement plans since it intends to invest primarily in Massachusetts municipal securities.

   AS A SHAREHOLDER, YOU ARE ENTITLED TO VOTE ON CERTAIN MATTERS.


VOTING RIGHTS. Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that in matters affecting only a particular Fund or class, only shares of that particular Fund or class are entitled to vote. As of December 4, 1995, John & Co., Burlington, Massachusetts, acting in various capacities for numerous accounts, was the owner of record of 48,086,126 shares (100%) of the Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust entitled to vote.

   A BOARD OF TRUSTEES SUPERVISES FEDERATED MUNICIPAL TRUST.

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. An Executive Committee handles the Trustees' responsibilities between meetings of the Trustees.

INVESTMENT ADVISER

   ACTING UNDER THE DIRECTION OF THE TRUSTEES, THE ADVISER MAKES INVESTMENT DECISIONS FOR THE FUND.

Pursuant to an investment advisory contract (the "Advisory Contract") with the Trust, investment decisions for the Fund are made by Federated Management, the Fund's investment adviser (the "Adviser") subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to
 .50 of 1% of the Fund's average daily net assets. Under the Advisory Contract, which provides for the voluntary waiver of the advisory fee by the Adviser, the Adviser may voluntarily waive some or all of the advisory fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's sub-accounting facilities. The Adviser can terminate this voluntary waiver of expenses at any time in its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.

   THE ADVISER HAS EXTENSIVE INVESTMENT EXPERIENCE.

ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States.



Both the Fund and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sales, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


DISTRIBUTION

   FEDERATED SECURITIES CORP. IS THE PRINCIPAL DISTRIBUTOR FOR SHARES OF THE
   FUND.

Federated Securities Corp. is the principal distributor (the "Distributor") for the Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICING ARRANGEMENTS. The Distributor may pay financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide certain services to shareholders. These services may include, but are not limited to, distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of shares. Any fees paid for these services by the Distributor will be reimbursed by the Adviser and not the Fund.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings and loan association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the administrative services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATION

   VARIOUS ORGANIZATIONS PROVIDE SERVICES TO THE FUND.


ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:




        MAXIMUM               AVERAGE AGGREGATE
  ADMINISTRATIVE FEE          DAILY NET ASSETS
      0.15 of 1%         on the first $250 million
      0.125 of 1%        on the next $250 million
      0.10 of 1%         on the next $250 million
      0.075 of 1%        on assets in excess of
                                 $750 million





The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.




SHAREHOLDER SERVICING AGENT. BayBank Systems, Inc., Waltham, Massachusetts, is the Fund's shareholder servicing agent. The Fund may pay the Shareholder Servicing Agent a fee based on the average daily net asset value of Shares for which it provides shareholder services. These shareholder services include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance and communicating or facilitating purchases and redemptions of Shares. This fee will be equal to .25 of 1% of the Fund's average daily net assets for which the Shareholder Servicing Agent provides services; however, the Shareholder Servicing Agent may choose voluntarily to waive all or a portion of its fee at any time.




OTHER CLASSES OF SHARES


The Fund also offers another class of shares called Institutional Service



Shares. Institutional Service Shares are sold to accounts for which financial institutions act in an agency capacity. Investments in Institutional Service Shares are subject to a minimum initial investment of $25,000. Institutional Service Shares are sold at net asset value.



Institutional Service Shares and BayFund Shares are subject to certain of the same expenses. Institutional Service Shares are distributed with no 12b-1 fees but are subject to shareholder services fees. Expense differences, however, between Institutional Service Shares and BayFund Shares may affect the performance of each class.



To obtain more information and a prospectus for Institutional Service Shares, investors may call 1-800-235-4669.


--------------------------------------------------------------------------------

                       MASSACHUSETTS MUNICIPAL CASH TRUST
               FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

REFERENCE IS MADE TO THE REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS ON PAGE 34.





                                                                              YEAR ENDED OCTOBER 31,
                                                           1995       1994       1993       1992       1991      1990(a)
NET ASSET VALUE, BEGINNING OF PERIOD                     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
-------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------
     Net investment income                                    0.03       0.02       0.02       0.03       0.05       0.03
-------------------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
-------------------------------------------------------
     Dividends from net investment income                    (0.03)     (0.02)     (0.02)     (0.03)     (0.05)     (0.03)
-------------------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                           $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
-------------------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (b)                                              3.34%      2.14%      1.99%      2.87%      4.63%      2.59%
-------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------
     Expenses                                                 0.55%      0.55%      0.53%      0.34%      0.30%      0.17%*
-------------------------------------------------------
     Net investment income                                    3.30%      2.12%      1.97%      2.82%      4.48%      5.66%*
-------------------------------------------------------
     Expense waiver/reimbursement (c)                         0.45%      0.35%      0.43%      0.55%      0.69%      0.57%*
-------------------------------------------------------
SUPPLEMENTAL DATA



-------------------------------------------------------
     Net assets, end of period (000 omitted)               $99,628    $90,013    $84,524    $85,570    $81,681    $63,483
-------------------------------------------------------






  * Computed on an annualized basis.

 (a) Reflects operations for the period from May 18, 1990 (date of initial public investment) to October 31, 1990.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(See Notes which are an integral part of the Financial Statements)


MASSACHUSETTS MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS

OCTOBER 31, 1995
--------------------------------------------------------------------------------





 PRINCIPAL                                                                                  CREDIT
   AMOUNT                                                                                   RATING*        VALUE
------------  --------------------------------------------------------------------------  -----------  --------------
SHORT-TERM MUNICIPAL SECURITIES--99.3%
----------------------------------------------------------------------------------------
              MASSACHUSETTS--99.3%
              --------------------------------------------------------------------------
$  3,535,000  Attleboro, MA, (Lot A), 4.10% BANs, 12/14/1995                                   NR(3)   $    3,535,408
              --------------------------------------------------------------------------
   2,000,000  Attleboro, MA, (Lot B), 5.25% BANs, 2/14/1996                                    NR(3)        2,000,817
              --------------------------------------------------------------------------
   1,250,000  Attleboro, MA, (Lot B), 5.50% BANs, 2/14/1996                                    NR(3)        1,251,366
              --------------------------------------------------------------------------
   1,500,000  Attleboro, MA, 4.10% BANs, 12/14/1995                                            NR(3)        1,500,347
              --------------------------------------------------------------------------
     620,000  Billerica, MA, LT GO Bonds, 7.25% (MBIA Insurance Corporation INS),
              10/15/1996                                                                       NR(1)          638,493
              --------------------------------------------------------------------------
   2,000,000  Boston, MA Water & Sewer Commission, General Revenue Bonds (1994 Series A)
              Weekly VRDNs (State Street Bank and Trust Co. LOC)                               VMIG1        2,000,000
              --------------------------------------------------------------------------
   5,000,000 (a) Clipper, MA Tax Exempt Trust Weekly VRDNs (State Street Bank and Trust Co.
              LIQ)                                                                             VMIG1        5,000,000
              --------------------------------------------------------------------------
   3,465,000 (a) Clipper, MA Tax Exempt Trust, (Series 1993-1) Weekly VRDNs (State Street



              Bank and Trust Co. LIQ)                                                          VMIG1        3,465,000
              --------------------------------------------------------------------------
   3,000,000  Commonwealth of Massachusetts Weekly VRDNs (AMBAC INS)/(Citibank NA, New
              York LIQ)                                                                        NR(1)        3,000,000
              --------------------------------------------------------------------------
   3,500,000  Commonwealth of Massachusetts, (Series A), 3.75% CP (Union Bank of
              Switzerland, Zurich LIQ), Mandatory Tender 11/8/1995                               P-1        3,500,000
              --------------------------------------------------------------------------
   3,200,000  Framingham, MA IDA Weekly VRDNs (Perini Corp)/(Barclays Bank PLC, London
              LOC)                                                                              A-1+        3,200,000
              --------------------------------------------------------------------------
   3,093,000  Greenfield, MA, 4.25% BANs, 9/13/1996                                            NR(3)        3,099,438
              --------------------------------------------------------------------------
   1,000,000  Haverhill, MA, 8.875% Bonds (United States Treasury PRF), 12/1/1995 (@102)       NR(1)        1,023,454
              --------------------------------------------------------------------------
     300,000  Ludlow, MA Weekly VRDNs (Advanced Drainage System, Inc.)/(First National
              Bank of Chicago LOC)                                                               P-1          300,000
              --------------------------------------------------------------------------
   4,000,000  Mashpee, MA, 4.22% BANs, 7/5/1996                                                NR(3)        4,001,572
              --------------------------------------------------------------------------
   1,500,000  Massachusetts Bay Transit Authority, (Series C), 3.70% CP (Westdeutsche
              Landesbank Girozentrale LOC), Mandatory Tender 1/17/1996                         SP-1+        1,500,000
              --------------------------------------------------------------------------
$  4,000,000  Massachusetts HEFA Weekly VRDNs (Harvard University)                              A-1+   $    4,000,000
              --------------------------------------------------------------------------






MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------





 PRINCIPAL                                                                                CREDIT
   AMOUNT                                                                                 RATING*        VALUE
------------  ------------------------------------------------------------------------  -----------  --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------------
              MASSACHUSETTS--CONTINUED
              --------------------------------------------------------------------------
   3,460,000  Massachusetts HEFA Weekly VRDNs (Newbury College)/ (Barclays Bank PLC,
              London LOC)                                                                        P-1        3,460,000
              --------------------------------------------------------------------------
     200,000  Massachusetts HEFA, (Series A) Weekly VRDNs (Brigham & Women's
              Hospital)/(Sanwa Bank Ltd, Osaka LOC)                                              P-1          200,000
              --------------------------------------------------------------------------
   3,410,000  Massachusetts HEFA, (Series A) Weekly VRDNs (New England Home For Little
              Wanderers)/(First National Bank of Boston, MA LOC)                                 P-1        3,410,000
              --------------------------------------------------------------------------
   2,900,000  Massachusetts HEFA, (Series B) Weekly VRDNs (Clark University)/(Sanwa Bank
              Ltd, Osaka LOC)                                                                  VMIG1        2,900,000
              --------------------------------------------------------------------------
   1,500,000  Massachusetts HEFA, (Series D) Weekly VRDNs (Capital Asset Program)/(MBIA
              Insurance Corporation INS)/(Sanwa Bank Ltd, Osaka LIQ)                           VMIG1        1,500,000
              --------------------------------------------------------------------------
   2,400,000  Massachusetts HEFA, (Series E) Weekly VRDNs (Williams College, MA)                A-1+        2,400,000
              --------------------------------------------------------------------------
     400,000  Massachusetts HEFA, (Series E) Weekly VRDNs (Capital Asset Program)/(First



              National Bank of Chicago LIQ)/(Sanwa Bank Ltd, Osaka LOC)                        VMIG1          400,000
              --------------------------------------------------------------------------
   6,300,000  Massachusetts HEFA, (Series F) Weekly VRDNs (Children's Hospital of
              Boston)                                                                           A-1+        6,300,000
              --------------------------------------------------------------------------
   2,500,000  Massachusetts HEFA, (Series G) Weekly VRDNs (Massachusetts Institute of
              Technology)                                                                      NR(1)        2,500,000
              --------------------------------------------------------------------------
   4,000,000  Massachusetts HEFA, 3.75% CP (Fallon Heathcare System)/ (Sanwa Bank Ltd,
              Osaka LOC), Mandatory Tender 2/22/1996                                            A-1+        4,000,000
              --------------------------------------------------------------------------
   5,000,000  Massachusetts HEFA, 3.80% CP (Harvard University), Mandatory Tender
              1/26/1996                                                                         A-1+        5,000,000
              --------------------------------------------------------------------------
   3,000,000  Massachusetts HEFA, 3.90% CP (Fallon Heathcare System)/ (Sanwa Bank Ltd,
              Osaka LOC), Mandatory Tender 11/28/1995                                           A-1+        3,000,000
              --------------------------------------------------------------------------
     800,000  Massachusetts Municipal Wholesale Electric Company, Variable Rate Power
              Supply System Revenue Bonds (1994 Series C) Weekly VRDNs (Canadian
              Imperial Bank of Commerce, Toronto LOC)                                           A-1+          800,000
              --------------------------------------------------------------------------






MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------





 PRINCIPAL                                                                                CREDIT
   AMOUNT                                                                                 RATING*        VALUE
------------  ------------------------------------------------------------------------  -----------  --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------------
              MASSACHUSETTS--CONTINUED
              --------------------------------------------------------------------------
$  2,400,000  Massachusetts Port Authority, (Series 1995A) Daily VRDNs (Landesbank
              Hessen-Thueringen, Frankfurt LOC)                                                 A-1+   $    2,400,000
              --------------------------------------------------------------------------
   3,270,000  Massachusetts State HFA, Multi-Family Housing Refunding Bonds (1995 Series
              A), 5.00% (MBIA Insurance Corporation INS), 7/1/1996                             NR(1)        3,287,798
              --------------------------------------------------------------------------
   4,000,000  Massachusetts Water Resources Authority, (Series 1994), 3.80% CP (Morgan
              Guaranty Trust Co., New York LOC), Mandatory Tender 12/13/1995                    A-1+        4,000,000
              --------------------------------------------------------------------------
   1,000,000  Massachusetts, IFA Weekly VRDNs (Berkshire, MA School)/ (National
              Westminster Bank, PLC, London LOC)                                               VMIG1        1,000,000
              --------------------------------------------------------------------------
   1,300,000  Massachusetts, IFA Weekly VRDNs (Groton School)/(National Westminster
              Bank, PLC, London LOC)                                                           VMIG1        1,300,000
              --------------------------------------------------------------------------
   8,000,000  Massachusetts, IFA Weekly VRDNs (Kendall Square Entity)/ (State Street
              Bank and Trust Co. LOC)                                                            P-1        8,000,000
              --------------------------------------------------------------------------



     500,000  Massachusetts, IFA Weekly VRDNs (New England Deaconess Associates)/(Banque
              Paribas, Paris LOC)                                                                A-1          500,000
              --------------------------------------------------------------------------
   1,100,000  Massachusetts, IFA, (1991 Issue), 5.25% TOBs (St. Mark's School of
              Southborough, Inc.)/(Barclays Bank PLC, London LOC), Mandatory Tender
              1/9/1996                                                                         VMIG1        1,100,000
              --------------------------------------------------------------------------
     300,000  Massachusetts, IFA, (Series 1992) Weekly VRDNs (Holyoke Water Power
              Co.)/(Canadian Imperial Bank of Commerce, Toronto LOC)                           VMIG1          300,000
              --------------------------------------------------------------------------
   2,000,000  Massachusetts, IFA, (Series 1992B), 3.75% CP (New England Power Co.),
              Mandatory Tender 11/27/1995                                                        A-1        2,000,000
              --------------------------------------------------------------------------
   5,000,000  Massachusetts, IFA, (Series 1992B), 3.80% CP (New England Power Co.),
              Mandatory Tender 2/13/1996                                                         A-1        5,000,000
              --------------------------------------------------------------------------
   5,800,000  Massachusetts, IFA, (Series 1995) Weekly VRDNs (Whitehead Institute for
              Biomedical Research)                                                             VMIG1        5,800,000
              --------------------------------------------------------------------------
     925,000  Massachusetts, IFA, (Series A) Weekly VRDNs (Hockomock YMCA)/(Bank of Nova
              Scotia, Toronto LOC)                                                               P-1          925,000
              --------------------------------------------------------------------------






MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------





 PRINCIPAL                                                                                CREDIT
   AMOUNT                                                                                 RATING*        VALUE
------------  ------------------------------------------------------------------------  -----------  --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------------
              MASSACHUSETTS--CONTINUED
              --------------------------------------------------------------------------
$  4,000,000  Massachusetts, IFA, (Series B) Weekly VRDNs (Williston North Hampton
              School)/(National Westminster Bank, PLC, London LOC)                              A-1+   $    4,000,000
              --------------------------------------------------------------------------
   6,000,000  Massachusetts, IFA, Variable Rate Demand Revenue Bonds (Series 1995)
              Weekly VRDNs (Emerson College Issue)/ (Baybank, Burlington, MA LOC)                P-2        6,000,000
              --------------------------------------------------------------------------
   1,000,000  Massachusetts, IFA, Variable Rate Refunding Revenue Bonds 1994 Project
              Daily VRDNs (Showa Womens Institute Boston, Inc.)/(Fuji Bank, Ltd., Tokyo
              LOC)                                                                             VMIG1        1,000,000
              --------------------------------------------------------------------------
   5,600,000  New Bedford, MA, 4.60% BANs (Fleet National Bank, Providence, R.I. LOC),
              3/15/1996                                                                          P-1        5,614,145
              --------------------------------------------------------------------------
   2,500,000  North Adams, MA, 4.24% BANs, 6/30/1996                                           NR(3)        2,501,422
              --------------------------------------------------------------------------
   2,297,900  North Attleborough, MA, 4.65% BANs, 4/19/1996                                    NR(3)        2,299,886
              --------------------------------------------------------------------------
   5,300,000  Springfield, MA , 4.40% BANs (Fleet National Bank, Providence, R.I. LOC),



              2/9/1996                                                                           P-1        5,308,469
              --------------------------------------------------------------------------
   4,000,000  Springfield, MA , 4.50% BANs (Fleet National Bank, Providence, R.I. LOC),
              2/9/1996                                                                           P-1        4,006,426
              --------------------------------------------------------------------------               --------------
              TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                                                 $  145,229,041
              --------------------------------------------------------------------------               --------------






  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

 (a) Denotes a restricted security which is subject to restrictions or resale under Federal Securities laws. These securities have been determined to be liquid under criteria established by the Board of Trustees at the end of the period, these securities amounted to $8,465,000 which represents 5.8% of net assets.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($146,207,706) at October 31, 1995.


The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
BANs--Bond Anticipation Notes
CP--Commercial Paper
GO--General Obligation
HEFA--Health and Education Facilities Authority
HFA--Housing Finance Authority
IDA--Industrial Development Authority
IFA--Industrial Finance Authority



INS--Insured
LIQ--Liquidity Agreement
LOC--Letter of Credit
LT--Limited Tax
MBIA--Municipal Bond Investors Assurance
PLC--Public Limited Company
PRF--Prerefunded
TOBs--Tender Option Bonds
VRDNs--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)


MASSACHUSETTS MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------





ASSETS:
------------------------------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                                            $  145,229,041
------------------------------------------------------------------------------------------------------
Cash                                                                                                           181,475
------------------------------------------------------------------------------------------------------
Income receivable                                                                                            1,052,777
------------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                         958
------------------------------------------------------------------------------------------------------
Deferred expenses                                                                                                1,248
------------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                          146,465,499
------------------------------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------------------
Income distribution payable                                                                 $  219,077
------------------------------------------------------------------------------------------
Accrued expenses                                                                                38,716
------------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                         257,793
------------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 146,207,706 shares outstanding                                                           $  146,207,706
------------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------------------------------------------



INSTITUTIONAL SERVICE SHARES:
------------------------------------------------------------------------------------------------------
($99,627,788 / 99,627,788 shares outstanding)                                                                    $1.00
------------------------------------------------------------------------------------------------------  --------------
BAYFUNDS SHARES:
------------------------------------------------------------------------------------------------------
($46,579,918 / 46,579,918 shares outstanding)                                                                    $1.00
------------------------------------------------------------------------------------------------------  --------------





(See Notes which are an integral part of the Financial Statements)




MASSACHUSETTS MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------



INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------------
Interest                                                                                                  $  5,286,218
--------------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------------
Investment advisory fee                                                                       $  686,918
--------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                        155,000
--------------------------------------------------------------------------------------------
Custodian fees                                                                                    36,851
--------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                          47,328
--------------------------------------------------------------------------------------------
Sub-transfer agent fees--BayFunds Shares                                                          20,832
--------------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                          1,447
--------------------------------------------------------------------------------------------
Auditing fees                                                                                     14,671
--------------------------------------------------------------------------------------------
Legal fees                                                                                         2,692
--------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                         40,267
--------------------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                           232,505
--------------------------------------------------------------------------------------------



Shareholder services fee--BayFunds Shares                                                        110,936
--------------------------------------------------------------------------------------------
Share registration costs                                                                          17,284
--------------------------------------------------------------------------------------------
Printing and postage                                                                              16,615
--------------------------------------------------------------------------------------------
Insurance premiums                                                                                 5,740
--------------------------------------------------------------------------------------------
Miscellaneous                                                                                      9,888
--------------------------------------------------------------------------------------------  ----------
     Total expenses                                                                            1,398,974
--------------------------------------------------------------------------------------------
Waivers--
-------------------------------------------------------------------------------
     Waiver of investment advisory fee                                           $  (276,299)
-------------------------------------------------------------------------------
     Waiver of shareholder services fee--Institutional Service Shares               (232,505)
-------------------------------------------------------------------------------
     Waiver of shareholder services fee--BayFunds Shares                            (110,936)
-------------------------------------------------------------------------------  -----------
       Total waivers                                                                            (619,740)
--------------------------------------------------------------------------------------------  ----------
          Net expenses                                                                                         779,234
--------------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                      $  4,506,984
--------------------------------------------------------------------------------------------------------  ------------





(See Notes which are an integral part of the Financial Statements)




MASSACHUSETTS MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1995              1994
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------------------------
Net investment income                                                              $      4,506,984   $     2,717,161
--------------------------------------------------------------------------------  ------------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------------------------
Distributions from net investment income
--------------------------------------------------------------------------------
  Institutional Service Shares                                                           (3,066,535)       (2,037,982)
--------------------------------------------------------------------------------
  BayFunds Shares                                                                        (1,440,449)         (679,179)
--------------------------------------------------------------------------------  ------------------  ---------------
     Change in net assets resulting from distributions to shareholders                   (4,506,984)       (2,717,161)
--------------------------------------------------------------------------------  ------------------  ---------------
SHARE TRANSACTIONS--
--------------------------------------------------------------------------------
Proceeds from sale of shares                                                            371,068,422       349,831,127
--------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                                  2,255,146         1,275,493
--------------------------------------------------------------------------------



Cost of shares redeemed                                                                (359,040,754)     (321,848,920)
--------------------------------------------------------------------------------  ------------------  ---------------
     Change in net assets resulting from share transactions                              14,282,814        29,257,700
--------------------------------------------------------------------------------  ------------------  ---------------
          Change in net assets                                                           14,282,814        29,257,700
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Beginning of period                                                                     131,924,892       102,667,192
--------------------------------------------------------------------------------  ------------------  ---------------
End of period                                                                      $    146,207,706   $   131,924,892
--------------------------------------------------------------------------------  ------------------  ---------------





(See Notes which are an integral part of the Financial Statements)




MASSACHUSETTS MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

 (1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of fifteen non-diversified portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and BayFund Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1995,



     55.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit for any one institution or agency does not exceed 10.3% of total investments.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

    Additional information on each restricted security held at October 31, 1995 is as follows:



                       SECURITY                            ACQUISITION DATE      ACQUISITION COST

Clipper, MA, Tax Exempt Trust, Weekly
VRDNs (State Street Bank and Trust Co. LIQ)                      5/15/95           $  5,000,000

Clipper, MA, Tax Exempt Trust, (Series
1993-1) Weekly VRDNs (State Street Bank
and Trust Co. LIQ)                                               6/30/95           $  3,465,000





     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1995, capital paid-in aggregated $146,207,706.

MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

Transactions in shares were as follows:



                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1995            1994
INSTITUTIONAL SERVICE SHARES
----------------------------------------------------------------------------------
Shares sold                                                                            337,436,671     298,784,520
----------------------------------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                                                          814,368         594,441
----------------------------------------------------------------------------------
Shares redeemed                                                                       (328,636,637)   (293,889,923)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from
     Institutional Service share transactions                                            9,614,402       5,489,038
----------------------------------------------------------------------------------  --------------  --------------




                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1995            1994
BAYFUNDS SHARES
----------------------------------------------------------------------------------
Shares sold                                                                             33,631,751      51,046,608
----------------------------------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                                                        1,440,778         681,051
----------------------------------------------------------------------------------
Shares redeemed                                                                        (30,404,117)    (27,958,997)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from
     BayFunds share transactions                                                         4,668,412      23,768,662
----------------------------------------------------------------------------------  --------------  --------------
          Net change resulting from share transactions                                  14,282,814      29,257,700
----------------------------------------------------------------------------------  --------------  --------------





(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

     ADMINISTRATIVE FEE--Federated Administrative Services under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

     SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets for Institutional Service Shares for the period. Under the terms of a Shareholder Services Agreement with BayBank Systems, Inc., the Fund will pay BayBank Systems, Inc. up to .25 of 1% of average daily net assets for BayFunds Shares for the period. These fees are to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntarily waiver at any time at its sole discretion.

     TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

     PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     ORGANIZATIONAL EXPENSES--Organizational expenses of $44,840 and start-up administrative service expenses of $43,014 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational and start-up administrative expenses during the five year period following May 18, 1990 (the date the Fund became effective). For the period ended October 31, 1995, the Fund paid $3,869 and $4,291, respectively, pursuant to this agreement. During the period, the Fund completed its obligation for organizational and start-up administrative expenses pursuant to this agreement.

     INTERFUND TRANSACTIONS--During the period ended October 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/or common officers. These transactions were made at current market value pursuant to rule 17a-7 under the Act amounting to $189,150,000 and $215,560,000, respectively.



     GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.




REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(Massachusetts Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of Massachusetts Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights (see pages 3 and 21 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Massachusetts Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 15, 1995



                       THIS PAGE INTENTIONALLY LEFT BLANK


                       THIS PAGE INTENTIONALLY LEFT BLANK

-------------------------------------------------------------------------------



                                   ADDRESSES

                       Massachusetts Municipal Cash Trust
                                BayFunds Shares
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779

                                  DISTRIBUTOR
                           Federated Securities Corp.
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779

                               INVESTMENT ADVISER
                              Federated Management
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779


                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                           Federated Services Company
                                 P.O. Box 8600
                        Boston, Massachusetts 02266-8600



                               SUB-TRANSFER AGENT
                               DST Systems, Inc.



                              210 West 10th Street
                          Kansas City, Missouri 64105


                          SHAREHOLDER SERVICING AGENT
                             BayBank Systems, Inc.
                          One BayBank Technology Place
                          Waltham, Massachusetts 02154

                                   CUSTODIAN
                      State Street Bank and Trust Company
                                 P.O. Box 1119
                          Boston, Massachusetts 02266

                         INDEPENDENT PUBLIC ACCOUNTANTS
                              Arthur Andersen LLP
                               2100 One PPG Place
                         Pittsburgh, Pennsylvania 15222



                     MASSACHUSETTS MUNICIPAL CASH TRUST
                 (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                             BAYFUNDS(R) SHARES
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus for BayFunds Shares of Massachusetts Municipal Cash Trust (the "Fund") dated December 31, 1995. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-BAYFUND (1-800-229-3863).
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
   Statement dated December 31, 1995
FEDERATED SECURITIES CORP.
Distributor
A subsidiary of FEDERATED INVESTORS



INVESTMENT POLICIES              3

 ACCEPTABLE INVESTMENTS          3
 PARTICIPATION INTERESTS         3
 MUNICIPAL LEASES                3
 RATINGS                         4
 WHEN-ISSUED AND DELAYED DELIVERY
  TRANSACTIONS                   5
 REPURCHASE AGREEMENTS           5
 CREDIT ENHANCEMENT              6
 INVESTMENT LIMITATIONS          6
 REGULATORY COMPLIANCE          10
 MASSACHUSETTS INVESTMENT RISKS 11
FEDERATED MUNICIPAL TRUST
MANAGEMENT                      13

 FUND OWNERSHIP                 22
 TRUSTEES' COMPENSATION         22
 TRUSTEE LIABILITY              24
INVESTMENT ADVISORY SERVICES    24

 ADVISER TO THE FUND            24
 ADVISORY FEES                  25
BROKERAGE TRANSACTIONS          26

OTHER SERVICES                  27

 FUND ADMINISTRATION            27
 CUSTODIAN                      27



 TRANSFER AGENT AND DIVIDEND
  DISBURSING AGENT              28
 SUB-TRANSFER AGENT             28
 INDEPENDENT PUBLIC ACCOUNTANTS 28
SHAREHOLDER SERVICING AGENT     28

 EXCHANGING SECURITIES FOR SHARES29
DETERMINING NET ASSET VALUE     29

 REDEMPTION IN KIND             30
MASSACHUSETTS PARTNERSHIP LAW   31

 THE FUND'S TAX STATUS          32
 MASSACHUSETTS STATE INCOME TAX 32
PERFORMANCE INFORMATION         33

 YIELD                          33
 EFFECTIVE YIELD                34
 TOTAL RETURN                   34
 PERFORMANCE COMPARISONS        34
ABOUT FEDERATED INVESTORS       35

APPENDIX                        36



INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security, the issuer of any demand feature applicable to the security, or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing participation interests having a seven day demand feature, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Ratings Group ("S&P"), or MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or FIN-1+, FIN-1 and FIN-2 by Fitch Investor Services, Inc. are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest categories. See "Regulatory Compliance."


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price and yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy, pursuant to guidelines established by the Trustees.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
INVESTMENT LIMITATIONS
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for the clearance of transactions.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.



     The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.
  DIVERSIFICATION OF INVESTMENTS
     With regard to at least 50% of its total assets, no more than 5% of its total assets are to be invested in the securities of a single issuer, and no more than 25% of its total assets are to be invested in the securities of a single issuer at the close of each quarter of each fiscal year. Under this limitation, each governmental subdivision, including states, territories, possessions of the United States or their political subdivisions, agencies, authorities, instrumentalities, or similar entities will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial development bonds backed only by the assets and revenues of a nongovernmental issuer are considered to be issued solely by that issuer. If, in the case of an industrial development bond or government-issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.
  INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except that it may acquire publicly or nonpublicly issued Massachusetts municipal securities or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations.
  CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects.



     However, the Fund may invest as temporary investments more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not purchase securities of other investment companies except as part of a merger, consolidation, reorganization, or other acquisition.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in industrial development bonds or other municipal securities where the principal and interest are the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Fund's investment adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
  DEALING IN PUTS AND CALLS
     The Fund will not purchase or sell puts, calls, straddles, spreads, or any combination of them, except that the Fund may purchase municipal securities accompanied by agreements of sellers to repurchase them at the Fund's option.
  INVESTING IN MINERALS
     The Fund will not purchase or sell oil, gas, or other mineral exploration or development programs or leases.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable fixed time deposits with maturities over seven days.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
MASSACHUSETTS INVESTMENT RISKS
The Fund invests in obligations of Massachusetts issuers which results in the Fund's performance being subject to risks associated with the overall economic conditions present within Massachusetts (the "Commonwealth"). The following information is a brief summary of the recent prevailing economic conditions and a general summary of the Commonwealth's financial status. This information is based on official statements relating to securities that have been offered by Massachusetts issuers and from other sources believed to be reliable but should not be relied upon as a complete description of all relevant information.
The Commonwealth has a diverse economy with manufacturing, education, health care, computers and financial services all being significant contributors. Massachusetts is generally considered the leader in research and development within the biotechnology, software and robotics industries as well as having many highly prestigious universities. In addition to a highly skilled and educated workforce, the Commonwealth has one of the higher average per capita incomes in this country.
Beginning in the late 1980's, economic growth in the New England region and Massachusetts, in particular, slowed and showed pronounced deterioration in the construction, real estate, financial and manufacturing sectors. Between 1988 and 1992 there were massive job losses that resulted in a 10% reduction in the work force. Also, over the same period, property values in the region experienced a similar decline. More recently the Massachusetts economy has experienced a slight recovery, however at a slower pace than the nation and there are signs that this recovery may be slowing.
The two major revenue sources available to cities and towns in Massachusetts are local property taxes and local aid from the Commonwealth. Property taxes are subject to limitations imposed by a state-wide initiative approved by the voters in November, 1980 (commonly known as Proposition 2-1/2), which limits the property taxes that may be levied by any city or town in any fiscal year to the lesser of (i) 2.5% of the full valuation of the real estate and personal property therein or (ii) 2.5% over the previous year's levy limit plus any growth in the tax base from new construction. In recent years the decrease in property values due to the recession and the limitations of tax levy growth imposed by Prop 2-1/2 have resulted in budget constraints for many cities and towns.
The overall financial condition of the Commonwealth can also be illustrated by the changes of its debt ratings. During the period in which the Commonwealth has experienced its financial difficulties beginning in 1988, its general obligation long-term debt ratings as determined by Moody's and S&P decreased from Aa and AA+, respectively, to a low of Baa and BBB. Since then the Commonwealth has had its debt ratings raised by the two rating agencies to A1 and A+ (Moody's and S&P) reflecting its improved fiscal performance.
The Fund's concentration in securities issued by the Commonwealth and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the Commonwealth or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the Commonwealth; and the underlying fiscal condition of the Commonwealth and its municipalities.
FEDERATED MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.




John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.




William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.



 James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee



Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Glen R. Johnson *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.




Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.



Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management



Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.




J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of



some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and



Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.




David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Vice President, Federated Administrative Services; Treasurer of some of the Funds.



* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market



Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
The Officers and Trustees, as a group, do not own more than 1% of the outstanding shares of the Fund.
As of December 4, 1995, the following shareholders of record owned 5% or more of the outstanding BayFunds Shares of the Fund: John & Co., Burlington, Massachusetts owned approximately 48,086,126 shares (100%).
As of December 4, 1995, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Fund: State Street Bank, North Qunicy, Massachusetts (as record owner holding Institutional Services Shares for its clients) owned approximately 16,017,267 (16.02%) shares, John & Co., Burlington, Massachusetts owned approximately 19,517,013 (19.52%) shares, and State Street Bank, North Qunicy, Massachusetts (as record owner holding Institutional Services Shares for its clients) owned approximately 17,899,340 (17.90%) shares.


TRUSTEES' COMPENSATION


                  AGGREGATE



NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*#          FROM FUND COMPLEX +


John F. Donahue, $ -0-     $ -0- for the Trust and
Chairman and Trustee          68 other investment companies in the Fund
Complex
Thomas G. Bigley,$2,458    $20,688 for the Trust and
Trustee                    49 other investment companies in the Fund Complex
John T. Conroy, Jr.,       $3,520  $117,202 for the Trust and
Trustee                    64 other investment companies in the Fund Complex
William J. Copeland,       $3,520  $117,202 for the Trust and
Trustee                    64 other investment companies in the Fund Complex
James E. Dowd,   $3,520    $117,202 for the Trust and
Trustee                    64 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.,   $3,166  $106,460 for the Trust and
Trustee                    64 other investment companies in the Fund Complex
Edward L. Flaherty, Jr.,   $3,520  $117,202 for the Trust and
Trustee                    64 other investment companies in the Fund Complex
Glen R. Johnson, $ -0-     $0 for the Trust and
President and Trustee         8 other investment companies in the Fund
Complex
Peter E. Madden, $2,757    $90,563 for Trust and
Trustee                    64 other investment companies in the Fund Complex
Gregor F. Meyer, $3,166    $106,460 for the Trust and
Trustee                    64 other investment companies in the Fund Complex
John E. Murray, Jr.,       $1,762  $0 for the Trust and



Trustee                    68 other investment companies in the Fund Complex

Wesley W. Posvar,$3,166    $106,460 for the Trust and
Trustee                    64 other investment companies in the Fund Complex

Marjorie P. Smuts,         $3,166  $106,460 for the Trust and
Trustee                    64 other investment companies in the Fund Complex


*Information is furnished for the fiscal year ended October 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of 15 portfolios.
+The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Federated Management (the "Adviser"). It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. During the fiscal years ended October 31, 1995, 1994, and 1993, the Adviser earned $686,918, $643,293, and $498,975, respectively, of which $276,299, $445,711, and $427,232, respectively, were voluntarily waived because of undertakings to limit the Fund's expenses.
  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this expense limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.



BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.
The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended October 31, 1995, the Trust paid no brokerage commissions. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Fund's administrator. For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators." For the fiscal year ended October 31, 1995, 1994, and 1993, the Administrators earned $155,000, $195,483, and $253,380, respectively. Dr. Henry J. Gailliot, an officer of Federated Management, the Adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services, Inc.
CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.



TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, a subsidiary of Federated Investors, serves as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.
Federated Services Company also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
SUB-TRANSFER AGENT
DST Systems, Inc., Kansas City, Missouri, is the sub-transfer agent for the Shares of the Fund. The Institutional Service Shares class has no sub-transfer agent.
INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, Pennsylvania.
SHAREHOLDER SERVICING AGENT

Under a Shareholder Servicing Plan, the Fund may pay a fee to BayBank Systems, Inc., as shareholder servicing agent, for services provided which are necessary for the maintenance of shareholder accounts. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balance; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. For the fiscal years ended October 31, 1995 and 1994, payments in the amount of $110,936 and $19,343, respectively, were made to the shareholder servicing agent. EXCHANGING SECURITIES FOR SHARES
The Fund may accept securities in exchange for Shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable.
Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value and must be liquid. The Fund acquires the exchanged securities for investment and not for resale. The market value of any securities exchanged in an initial investment plus any cash, must be at least $25,000.
Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One Share of the Fund will be issued for each equivalent amount of securities accepted.
Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.
DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value. REDEMPTION IN KIND
The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
  MONTHLY STATEMENTS
     Shareholders of the Fund who have eligible BayBanks deposit accounts will receive combined monthly statements containing all information relating to their deposit account(s) and BayFunds transactions.
  COMPANION ACCOUNT AVAILABILITY
     Certain BayBanks deposit account customers may elect to open a companion BayFunds account to facilitate BayFunds transactions.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them.



THE FUND'S TAX STATUS
To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
MASSACHUSETTS STATE INCOME TAX
Individual shareholders of the Fund who are subject to Massachusetts income taxation will not be required to pay Massachusetts income tax on that portion of their dividends which are attributable to: interest earned on Massachusetts tax-free municipal obligations; gain from the sale of certain of such obligations; and interest earned on obligations of United States territories or possessions, to the extent interest on such obligations is exempt from taxation by the state pursuant to federal law. All remaining dividends will be subject to Massachusetts income tax.
If a shareholder of the Fund is a Massachusetts business corporation or any foreign business corporation which exercises its charter, qualifies to do business, actually does business or owns or uses any part of its capital, plant or other property in Massachusetts, then it will be subject to Massachusetts excise taxation either as a tangible property corporation or as an intangible property corporation. If the corporate shareholder is a tangible property corporation, it will be taxed upon its net income allocated to Massachusetts and the value of certain tangible property. If it is an intangible property corporation, it will be taxed upon its net income and net worth allocated to Massachusetts. Net income is gross income less allowable deductions for federal income tax purposes, subject to specified modifications. Dividends received from the Fund are includable in gross income and generally may not be deducted by a corporate shareholder in computing its net income. The corporation's shares in the Fund are not includable in the computation of the tangible property base of a tangible property corporation, but are includable in the computation of the net worth base of an intangible property corporation.
Shares of Massachusetts Municipal Cash Trust will be exempt from local property taxes in Massachusetts.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The Fund calculates its yield based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.



The yield for the seven-day period ended October 31, 1995 for the BayFunds Shares of the Fund was 3.32%.
EFFECTIVE YIELD
The Fund calculates its effective yield by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
The effective yield for the seven-day period ended October 31, 1995 for the BayFunds Shares of the Fund was 3.37%.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
For the one-year period ended October 31, 1995, and for the period from March 8, 1993 (date of initial public investment) to October 31, 1995, the average annual total returns were 3.30% and 2.46%, respectively, for the BayFunds Shares of the Fund.


PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   O LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
From time to time as it deems appropriate, the Fund may advertise the performance of its shares using charts, graphs and description, compared to federally insured bank products, including certificates of deposit and time deposits, and to money market funds using the Lipper Analytical Services money market instruments average. Unlike federally insured bank products, the shares of the Fund are not insured.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making - structured, straightforward, and consistent.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.



In the municipal sector, as of December 31, 1994, Federated Investors managed 18 bond funds with approximately $1.9 billion in assets and 18 money market funds with approximately $6.6 billion in total assets. In 1976, Federated Investors introduces one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities.
William D. Dawson, Executive Vice President, oversees Federated Investor's domestic fixed income management.


APPENDIX

STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1      Very strong or strong capacity to pay principal and interest.
   Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2      Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.) COMMERCIAL PAPER (CP) RATINGS



An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1       This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2       Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA  Debt rated "AAA" has the highest rating assigned by S&P.  Capacity to
pay interest and    repay principal is extremely strong.
AA   Debt rate "AA" has a very strong capacity to pay interest and repay
principal and differs    from the highest    rated issues only in small
degree.
A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODY'S INVESTORS SERVICE, INC.
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG1      This designation denotes best quality.  There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.



MIG2      This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.


VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
COMMERCIAL PAPER (CP) RATINGS
P-1            Issuers rated PRIME-1 (or related supporting institutions)
     have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity
P-2            Issuers rated PRIME-2 (or related supporting institutions)
     have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA            Bonds which are rated AAA are judged to be of the best
     quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes is can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-
     term risks appear   somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.
NR(1)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AAA" by S&P or "AAA" by Moody's.
NR(2)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "AA" by Moody's.
NR(3)     The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.




Cusip 314229832






MASSACHUSETTS MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SERVICE SHARES
PROSPECTUS

The Institutional Service Shares of Massachusetts Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Massachusetts municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Massachusetts, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SERVICE SHARES                                                 2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
     Acceptable Investments                                                    3
       Variable Rate Demand Notes                                              4
       Participation Interests                                                 4
       Municipal Leases                                                        4
     Credit Enhancement                                                        4
     Demand Features                                                           5
     When-Issued and Delayed
       Delivery Transactions                                                   5
     Restricted and Illiquid Securities                                        5
     Temporary Investments                                                     5
  Massachusetts Municipal Securities                                           6
  Investment Risks                                                             6
  Non-Diversification                                                          7
  Investment Limitations                                                       7

FUND INFORMATION                                                               7
------------------------------------------------------

  Management of the Fund                                                       7
     Board of Trustees                                                         7
     Investment Adviser                                                        7
       Advisory Fees                                                           7
       Adviser's Background                                                    7
  Distribution of Institutional
     Service Shares                                                            8
     Shareholder Services                                                      8
     Supplemental Payments to
       Financial Institutions                                                  9
  Administration of the Fund                                                   9
     Administrative Services                                                   9

NET ASSET VALUE                                                                9
------------------------------------------------------

HOW TO PURCHASE SHARES                                                        10
------------------------------------------------------
     Purchasing Shares Through a
       Financial Institution                                                  10
     Purchasing Shares By Wire                                                10
     Purchasing Shares By Check                                               10
  Special Purchase Features                                                   10
     Systematic Investment Program                                            10

HOW TO REDEEM SHARES                                                          11
------------------------------------------------------

     Redeeming Shares Through a
       Financial Institution                                                  11
     Redeeming Shares By Telephone                                            11
     Redeeming Shares By Mail                                                 11
  Special Redemption Features                                                 12
     Check Writing                                                            12
     Debit Card                                                               12
     Systematic Withdrawal Program                                            12

ACCOUNT AND SHARES INFORMATION                                                12
------------------------------------------------------

     Dividends                                                                12
     Capital Gains                                                            12
     Certificates and Conformations                                           12
     Accounts with Low Balances                                               12
     Voting Rights                                                            13

TAX INFORMATION                                                               13
------------------------------------------------------

  Federal Income Tax                                                          13
  State and Local Taxes                                                       14
     Massachusetts Taxes                                                      14

OTHER CLASSES OF SHARES                                                       14
------------------------------------------------------

PERFORMANCE INFORMATION                                                       14
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  BAYFUNDS SHARES                                                             16
------------------------------------------------------

FINANCIAL STATEMENTS                                                          17
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                                      29
------------------------------------------------------

ADDRESSES                                                                     30
------------------------------------------------------

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                            INSTITUTIONAL SERVICE SHARES
                                          SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)............................       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)....................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable).......................................       None
Exchange Fee.............................................................................................       None

                                             ANNUAL OPERATING EXPENSES
                                      (As a percentage of average net assets)
Management Fee (after waiver) (1)........................................................................       0.30%
12b-1 Fee................................................................................................       None
Total Other Expenses.....................................................................................       0.25%
     Shareholder Services Fee (after waiver) (2).................................................   0.00%
          Total Operating Expenses (3)...................................................................       0.55%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 1.00% absent the voluntary waivers of a portion of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Services Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE:                                                                  1 YEAR         3 YEARS        5 YEARS       10 YEARS
You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time
period...............................................................    $       6      $      18      $      31      $      69


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


MASSACHUSETTS MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 29.

                                                                                 YEAR ENDED OCTOBER 31,
                                                              1995       1994       1993       1992       1991      1990(A)
NET ASSET VALUE, BEGINNING OF PERIOD                        $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
----------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------
     Net investment income                                       0.03       0.02       0.02       0.03       0.05       0.03
----------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------
     Dividends from net investment income                       (0.03)     (0.02)     (0.02)     (0.03)     (0.05)     (0.03)
----------------------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                              $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
----------------------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (B)                                                 3.34%      2.14%      1.99%      2.87%      4.63%      2.59%
----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------
     Expenses                                                    0.55%      0.55%      0.53%      0.34%      0.30%      0.17%*
----------------------------------------------------------
     Net investment income                                       3.30%      2.12%      1.97%      2.82%      4.48%      5.66%*
----------------------------------------------------------
     Expense waiver/reimbursement (c)                            0.45%      0.35%      0.43%      0.55%      0.69%      0.57%*
----------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------
     Net assets, end of period (000 omitted)                  $99,628    $90,013    $84,524    $85,570     $81,681   $63,483
----------------------------------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from May 18, 1990 (date of initial public investment) to October 31, 1990.

 (b) Based on net asset value which does not reflect sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to the Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Service Shares and BayFunds Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions acting in an agency capacity as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in short-term Massachusetts municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Massachusetts taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 within a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of Massachusetts municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and Massachusetts state income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Massachusetts and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and Massachusetts state income tax imposed upon non-corporate taxpayers ("Massachusetts Municipal Securities"). Examples of Massachusetts Municipal Securities include, but are not limited to:

       tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

       bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

       municipal commercial paper and other short-term notes;

       variable rate demand notes;

       municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

       participation, trust and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     PARTICIPATION INTERESTS. The Fund may purchase interests in Massachusetts Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Massachusetts Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.

The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Massachusetts Municipal Securities is subject to the federal alternative minimum tax.

MASSACHUSETTS MUNICIPAL SECURITIES

Massachusetts Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.
Massachusetts Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Massachusetts Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Massachusetts Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Massachusetts Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Massachusetts Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Massachusetts Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Massachusetts Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Massachusetts Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

NON-DIVERSIFICATION

The Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of total assets to secure such borrowings. This investment limitation cannot be changed without shareholder approval.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son,
     J. Christopher Donahue, who is President and Trustee of Federated
     Investors.

     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund will make payments up to .25 of 1% of the average daily net asset value of the Institutional Service Shares, computed at an annual rate, to obtain certain personal services for shareholders and to provide the maintenance of shareholder accounts (shareholder services). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. With respect to Institutional Service Shares, in addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

   MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
      .15 of 1%                     on the first $250 million
     .125 of 1%                      on the next $250 million
      .10 of 1%                      on the next $250 million
     .075 of 1%           on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30.000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of Insitutional Service Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $25,000 within a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 1:00 p.m. (Eastern time). The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Services Company, c/o of State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Massachusetts Municipal Cash Trust, Institutional Service Shares; (Fund Number) (This number can be found on the account statement or by contacting the Fund.); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK.  Shares may be purchased by sending a check to:
Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Massachusetts Municipal Cash Trust--Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.


HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. If shares certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. The check writing service allows shareholders to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $25,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each shareholder has one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.


STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Massachusetts. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

MASSACHUSETTS TAXES. Under existing Massachusetts laws, distributions made by the Fund will not be subject to Massachusetts personal income taxes to the extent that such dividends qualify as exempt interest dividends under the Internal Revenue Code, and represent (i) interest or gain on obligations issued by the Commonwealth of Massachusetts, its political subdivisions or agencies; or
(ii) interest on obligations of the United States, its territories or possessions to the extent exempt from taxation by the states pursuant to federal law. Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such dividends will be subject to Massachusetts personal income taxes.

Shareholders subject to the Massachusetts corporate excise tax must include all dividends paid by the Fund in their net income, and the value of their shares of stock in the Fund in their net worth, when computing the Massachusetts corporate excise tax.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called BayFunds Shares that are sold primarily to retail customers of the banking subsidiaries of BayFunds, Inc. Investments. BayFund Shares are sold at net asset value and are subject to a Shareholder Services Agreement. Investments in BayFund Shares are subject to a minimum initial investment of $2,500.

Institutional Service Shares and BayFund Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Service Shares and BayFund Shares may affect the performance of each class.

To obtain more information and a prospectus for BayFund Shares, investors may call 1-800-235-4669.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return, yield, effective yield, and tax-equivalent yield for shares. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the shares' tax-exempt yield, assuming a specific tax rate.
Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


MASSACHUSETTS MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--BAYFUNDS SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 29.

                                                                            YEAR ENDED OCTOBER 31,
                                                                  1995               1994              1993(A)
NET ASSET VALUE, BEGINNING OF PERIOD                            $    1.00          $    1.00          $    1.00
----------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------
     Net investment income                                           0.03               0.02               0.01
----------------------------------------------------------        -------            -------            -------
LESS DISTRIBUTIONS
----------------------------------------------------------
     Distributions from net investment income                       (0.03)             (0.02)             (0.01)
----------------------------------------------------------        -------            -------            -------
NET ASSET VALUE, END OF PERIOD                                  $    1.00          $    1.00          $    1.00
----------------------------------------------------------        -------            -------            -------
TOTAL RETURN (B)                                                    3.30%              2.05%              1.25%
----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------
     Expenses                                                       0.60%              0.64%               0.65%*
----------------------------------------------------------
     Net investment income                                          3.25%              2.09%               1.85%*
----------------------------------------------------------
     Expense waiver/reimbursement (c)                               0.45%              0.35%               0.43%*
----------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------
     Net assets, end of period (000 omitted)                      $46,580            $41,912            $18,143
----------------------------------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from March 8, 1993 (date of initial public investment) to October 31, 1993.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                  CREDIT
   AMOUNT                                                                                   RATING*        VALUE
------------  --------------------------------------------------------------------------  -----------  --------------
SHORT-TERM MUNICIPAL SECURITIES--99.3%
----------------------------------------------------------------------------------------
              MASSACHUSETTS--99.3%
              --------------------------------------------------------------------------
$  3,535,000  Attleboro, MA, (Lot A), 4.10% BANs, 12/14/1995                                   NR(3)   $    3,535,408
              --------------------------------------------------------------------------
   2,000,000  Attleboro, MA, (Lot B), 5.25% BANs, 2/14/1996                                    NR(3)        2,000,817
              --------------------------------------------------------------------------
   1,250,000  Attleboro, MA, (Lot B), 5.50% BANs, 2/14/1996                                    NR(3)        1,251,366
              --------------------------------------------------------------------------
   1,500,000  Attleboro, MA, 4.10% BANs, 12/14/1995                                            NR(3)        1,500,347
              --------------------------------------------------------------------------
     620,000  Billerica, MA, LT GO Bonds, 7.25% (MBIA Insurance Corporation INS),
              10/15/1996                                                                       NR(1)          638,493
              --------------------------------------------------------------------------
   2,000,000  Boston, MA Water & Sewer Commission, General Revenue Bonds (1994 Series A)
              Weekly VRDNs (State Street Bank and Trust Co. LOC)                               VMIG1        2,000,000
              --------------------------------------------------------------------------
   5,000,000 (a) Clipper, MA Tax Exempt Trust Weekly VRDNs (State Street Bank and Trust Co.
              LIQ)                                                                             VMIG1        5,000,000
              --------------------------------------------------------------------------
   3,465,000 (a) Clipper, MA Tax Exempt Trust, (Series 1993-1) Weekly VRDNs (State Street
              Bank and Trust Co. LIQ)                                                          VMIG1        3,465,000
              --------------------------------------------------------------------------
   3,000,000  Commonwealth of Massachusetts Weekly VRDNs (AMBAC INS)/(Citibank NA, New
              York LIQ)                                                                        NR(1)        3,000,000
              --------------------------------------------------------------------------
   3,500,000  Commonwealth of Massachusetts, (Series A), 3.75% CP (Union Bank of
              Switzerland, Zurich LIQ), Mandatory Tender 11/8/1995                               P-1        3,500,000
              --------------------------------------------------------------------------
   3,200,000  Framingham, MA IDA Weekly VRDNs (Perini Corp)/(Barclays Bank PLC, London
              LOC)                                                                              A-1+        3,200,000
              --------------------------------------------------------------------------
   3,093,000  Greenfield, MA, 4.25% BANs, 9/13/1996                                            NR(3)        3,099,438
              --------------------------------------------------------------------------
   1,000,000  Haverhill, MA, 8.875% Bonds (United States Treasury PRF), 12/1/1995 (@102)       NR(1)        1,023,454
              --------------------------------------------------------------------------
     300,000  Ludlow, MA Weekly VRDNs (Advanced Drainage System, Inc.)/(First National
              Bank of Chicago LOC)                                                               P-1          300,000
              --------------------------------------------------------------------------
   4,000,000  Mashpee, MA, 4.22% BANs, 7/5/1996                                                NR(3)        4,001,572
              --------------------------------------------------------------------------
   1,500,000  Massachusetts Bay Transit Authority, (Series C), 3.70% CP (Westdeutsche
              Landesbank Girozentrale LOC), Mandatory Tender 1/17/1996                         SP-1+        1,500,000
              --------------------------------------------------------------------------
$  4,000,000  Massachusetts HEFA Weekly VRDNs (Harvard University)                              A-1+   $    4,000,000
              --------------------------------------------------------------------------



MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                CREDIT
   AMOUNT                                                                                 RATING*        VALUE
------------  ------------------------------------------------------------------------  -----------  --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------------
              MASSACHUSETTS--CONTINUED
              --------------------------------------------------------------------------
   3,460,000  Massachusetts HEFA Weekly VRDNs (Newbury College)/ (Barclays Bank PLC,
              London LOC)                                                                        P-1        3,460,000
              --------------------------------------------------------------------------
     200,000  Massachusetts HEFA, (Series A) Weekly VRDNs (Brigham & Women's
              Hospital)/(Sanwa Bank Ltd, Osaka LOC)                                              P-1          200,000
              --------------------------------------------------------------------------
   3,410,000  Massachusetts HEFA, (Series A) Weekly VRDNs (New England Home For Little
              Wanderers)/(First National Bank of Boston, MA LOC)                                 P-1        3,410,000
              --------------------------------------------------------------------------
   2,900,000  Massachusetts HEFA, (Series B) Weekly VRDNs (Clark University)/(Sanwa Bank
              Ltd, Osaka LOC)                                                                  VMIG1        2,900,000
              --------------------------------------------------------------------------
   1,500,000  Massachusetts HEFA, (Series D) Weekly VRDNs (Capital Asset Program)/(MBIA
              Insurance Corporation INS)/(Sanwa Bank Ltd, Osaka LIQ)                           VMIG1        1,500,000
              --------------------------------------------------------------------------
   2,400,000  Massachusetts HEFA, (Series E) Weekly VRDNs (Williams College, MA)                A-1+        2,400,000
              --------------------------------------------------------------------------
     400,000  Massachusetts HEFA, (Series E) Weekly VRDNs (Capital Asset Program)/(First
              National Bank of Chicago LIQ)/(Sanwa Bank Ltd, Osaka LOC)                        VMIG1          400,000
              --------------------------------------------------------------------------
   6,300,000  Massachusetts HEFA, (Series F) Weekly VRDNs (Children's Hospital of
              Boston)                                                                           A-1+        6,300,000
              --------------------------------------------------------------------------
   2,500,000  Massachusetts HEFA, (Series G) Weekly VRDNs (Massachusetts Institute of
              Technology)                                                                      NR(1)        2,500,000
              --------------------------------------------------------------------------
   4,000,000  Massachusetts HEFA, 3.75% CP (Fallon Heathcare System)/ (Sanwa Bank Ltd,
              Osaka LOC), Mandatory Tender 2/22/1996                                            A-1+        4,000,000
              --------------------------------------------------------------------------
   5,000,000  Massachusetts HEFA, 3.80% CP (Harvard University), Mandatory Tender
              1/26/1996                                                                         A-1+        5,000,000
              --------------------------------------------------------------------------
   3,000,000  Massachusetts HEFA, 3.90% CP (Fallon Heathcare System)/ (Sanwa Bank Ltd,
              Osaka LOC), Mandatory Tender 11/28/1995                                           A-1+        3,000,000
              --------------------------------------------------------------------------
     800,000  Massachusetts Municipal Wholesale Electric Company, Variable Rate Power
              Supply System Revenue Bonds (1994 Series C) Weekly VRDNs (Canadian
              Imperial Bank of Commerce, Toronto LOC)                                           A-1+          800,000
              --------------------------------------------------------------------------



MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                CREDIT
   AMOUNT                                                                                 RATING*        VALUE
------------  ------------------------------------------------------------------------  -----------  --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------------
              MASSACHUSETTS--CONTINUED
              --------------------------------------------------------------------------
$  2,400,000  Massachusetts Port Authority, (Series 1995A) Daily VRDNs (Landesbank
              Hessen-Thueringen, Frankfurt LOC)                                                 A-1+   $    2,400,000
              --------------------------------------------------------------------------
   3,270,000  Massachusetts State HFA, Multi-Family Housing Refunding Bonds (1995 Series
              A), 5.00% (MBIA Insurance Corporation INS), 7/1/1996                             NR(1)        3,287,798
              --------------------------------------------------------------------------
   4,000,000  Massachusetts Water Resources Authority, (Series 1994), 3.80% CP (Morgan
              Guaranty Trust Co., New York LOC), Mandatory Tender 12/13/1995                    A-1+        4,000,000
              --------------------------------------------------------------------------
   1,000,000  Massachusetts, IFA Weekly VRDNs (Berkshire, MA School)/ (National
              Westminster Bank, PLC, London LOC)                                               VMIG1        1,000,000
              --------------------------------------------------------------------------
   1,300,000  Massachusetts, IFA Weekly VRDNs (Groton School)/(National Westminster
              Bank, PLC, London LOC)                                                           VMIG1        1,300,000
              --------------------------------------------------------------------------
   8,000,000  Massachusetts, IFA Weekly VRDNs (Kendall Square Entity)/ (State Street
              Bank and Trust Co. LOC)                                                            P-1        8,000,000
              --------------------------------------------------------------------------
     500,000  Massachusetts, IFA Weekly VRDNs (New England Deaconess Associates)/(Banque
              Paribas, Paris LOC)                                                                A-1          500,000
              --------------------------------------------------------------------------
   1,100,000  Massachusetts, IFA, (1991 Issue), 5.25% TOBs (St. Mark's School of
              Southborough, Inc.)/(Barclays Bank PLC, London LOC), Mandatory Tender
              1/9/1996                                                                         VMIG1        1,100,000
              --------------------------------------------------------------------------
     300,000  Massachusetts, IFA, (Series 1992) Weekly VRDNs (Holyoke Water Power
              Co.)/(Canadian Imperial Bank of Commerce, Toronto LOC)                           VMIG1          300,000
              --------------------------------------------------------------------------
   2,000,000  Massachusetts, IFA, (Series 1992B), 3.75% CP (New England Power Co.),
              Mandatory Tender 11/27/1995                                                        A-1        2,000,000
              --------------------------------------------------------------------------
   5,000,000  Massachusetts, IFA, (Series 1992B), 3.80% CP (New England Power Co.),
              Mandatory Tender 2/13/1996                                                         A-1        5,000,000
              --------------------------------------------------------------------------
   5,800,000  Massachusetts, IFA, (Series 1995) Weekly VRDNs (Whitehead Institute for
              Biomedical Research)                                                             VMIG1        5,800,000
              --------------------------------------------------------------------------
     925,000  Massachusetts, IFA, (Series A) Weekly VRDNs (Hockomock YMCA)/(Bank of Nova
              Scotia, Toronto LOC)                                                               P-1          925,000
              --------------------------------------------------------------------------



MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                CREDIT
   AMOUNT                                                                                 RATING*        VALUE
------------  ------------------------------------------------------------------------  -----------  --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------------
              MASSACHUSETTS--CONTINUED
              --------------------------------------------------------------------------
$  4,000,000  Massachusetts, IFA, (Series B) Weekly VRDNs (Williston North Hampton
              School)/(National Westminster Bank, PLC, London LOC)                              A-1+   $    4,000,000
              --------------------------------------------------------------------------
   6,000,000  Massachusetts, IFA, Variable Rate Demand Revenue Bonds (Series 1995)
              Weekly VRDNs (Emerson College Issue)/ (Baybank, Burlington, MA LOC)                P-2        6,000,000
              --------------------------------------------------------------------------
   1,000,000  Massachusetts, IFA, Variable Rate Refunding Revenue Bonds 1994 Project
              Daily VRDNs (Showa Womens Institute Boston, Inc.)/(Fuji Bank, Ltd., Tokyo
              LOC)                                                                             VMIG1        1,000,000
              --------------------------------------------------------------------------
   5,600,000  New Bedford, MA, 4.60% BANs (Fleet National Bank, Providence, R.I. LOC),
              3/15/1996                                                                          P-1        5,614,145
              --------------------------------------------------------------------------
   2,500,000  North Adams, MA, 4.24% BANs, 6/30/1996                                           NR(3)        2,501,422
              --------------------------------------------------------------------------
   2,297,900  North Attleborough, MA, 4.65% BANs, 4/19/1996                                    NR(3)        2,299,886
              --------------------------------------------------------------------------
   5,300,000  Springfield, MA , 4.40% BANs (Fleet National Bank, Providence, R.I. LOC),
              2/9/1996                                                                           P-1        5,308,469
              --------------------------------------------------------------------------
   4,000,000  Springfield, MA , 4.50% BANs (Fleet National Bank, Providence, R.I. LOC),
              2/9/1996                                                                           P-1        4,006,426
              --------------------------------------------------------------------------               --------------
              TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                                                 $  145,229,041
              --------------------------------------------------------------------------               --------------


  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

 (a) Denotes a restricted security which is subject to restrictions or resale under Federal Securities laws. These securities have been determined to be liquid under criteria established by the Board of Trustees at the end of the period, these securities amounted to $8,465,000 which represents 5.8% of net assets.

 (b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($146,207,706) at October 31, 1995.


MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
BANs--Bond Anticipation Notes
CP--Commercial Paper
GO--General Obligation
HEFA--Health and Education Facilities Authority
HFA--Housing Finance Authority
IDA--Industrial Development Authority
IFA--Industrial Finance Authority
INS--Insured
LIQ--Liquidity Agreement
LOC--Letter of Credit
LT--Limited Tax
MBIA--Municipal Bond Investors Assurance
PLC--Public Limited Company
PRF--Prerefunded
TOBs--Tender Option Bonds
VRDNs--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)



MASSACHUSETTS MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                                            $  145,229,041
------------------------------------------------------------------------------------------------------
Cash                                                                                                           181,475
------------------------------------------------------------------------------------------------------
Income receivable                                                                                            1,052,777
------------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                         958
------------------------------------------------------------------------------------------------------
Deferred expenses                                                                                                1,248
------------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                          146,465,499
------------------------------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------------------
Income distribution payable                                                                 $  219,077
------------------------------------------------------------------------------------------
Accrued expenses                                                                                38,716
------------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                         257,793
------------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 146,207,706 shares outstanding                                                           $  146,207,706
------------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES:
------------------------------------------------------------------------------------------------------
($99,627,788 / 99,627,788 shares outstanding)                                                                    $1.00
------------------------------------------------------------------------------------------------------  --------------
BAYFUNDS SHARES:
------------------------------------------------------------------------------------------------------
($46,579,918 / 46,579,918 shares outstanding)                                                                    $1.00
------------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)


MASSACHUSETTS MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------------
Interest                                                                                                  $  5,286,218
--------------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------------
Investment advisory fee                                                                       $  686,918
--------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                        155,000
--------------------------------------------------------------------------------------------
Custodian fees                                                                                    36,851
--------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                          47,328
--------------------------------------------------------------------------------------------
Sub-transfer agent fees--BayFunds Shares                                                          20,832
--------------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                          1,447
--------------------------------------------------------------------------------------------
Auditing fees                                                                                     14,671
--------------------------------------------------------------------------------------------
Legal fees                                                                                         2,692
--------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                         40,267
--------------------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                           232,505
--------------------------------------------------------------------------------------------
Shareholder services fee--BayFunds Shares                                                        110,936
--------------------------------------------------------------------------------------------
Share registration costs                                                                          17,284
--------------------------------------------------------------------------------------------
Printing and postage                                                                              16,615
--------------------------------------------------------------------------------------------
Insurance premiums                                                                                 5,740
--------------------------------------------------------------------------------------------
Miscellaneous                                                                                      9,888
--------------------------------------------------------------------------------------------  ----------
     Total expenses                                                                            1,398,974
--------------------------------------------------------------------------------------------
Waivers--
-------------------------------------------------------------------------------
     Waiver of investment advisory fee                                           $  (276,299)
-------------------------------------------------------------------------------
     Waiver of shareholder services fee--Institutional Service Shares               (232,505)
-------------------------------------------------------------------------------
     Waiver of shareholder services fee--BayFunds Shares                            (110,936)
-------------------------------------------------------------------------------  -----------
       Total waivers                                                                            (619,740)
--------------------------------------------------------------------------------------------  ----------
          Net expenses                                                                                         779,234
--------------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                      $  4,506,984
--------------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


MASSACHUSETTS MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1995              1994
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------------------------
Net investment income                                                              $      4,506,984   $     2,717,161
--------------------------------------------------------------------------------  ------------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------------------------
Distributions from net investment income
--------------------------------------------------------------------------------
  Institutional Service Shares                                                           (3,066,535)       (2,037,982)
--------------------------------------------------------------------------------
  BayFunds Shares                                                                        (1,440,449)         (679,179)
--------------------------------------------------------------------------------  ------------------  ---------------
     Change in net assets resulting from distributions to shareholders                   (4,506,984)       (2,717,161)
--------------------------------------------------------------------------------  ------------------  ---------------
SHARE TRANSACTIONS--
--------------------------------------------------------------------------------
Proceeds from sale of shares                                                            371,068,422       349,831,127
--------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                                  2,255,146         1,275,493
--------------------------------------------------------------------------------
Cost of shares redeemed                                                                (359,040,754)     (321,848,920)
--------------------------------------------------------------------------------  ------------------  ---------------
     Change in net assets resulting from share transactions                              14,282,814        29,257,700
--------------------------------------------------------------------------------  ------------------  ---------------
          Change in net assets                                                           14,282,814        29,257,700
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Beginning of period                                                                     131,924,892       102,667,192
--------------------------------------------------------------------------------  ------------------  ---------------
End of period                                                                      $    146,207,706   $   131,924,892
--------------------------------------------------------------------------------  ------------------  ---------------


(See Notes which are an integral part of the Financial Statements)



MASSACHUSETTS MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of fifteen non-diversified portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and BayFund Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1995, 55.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit for any one institution or agency does not exceed 10.3% of total investments.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

    Additional information on each restricted security held at October 31, 1995 is as follows:

                       SECURITY                            ACQUISITION DATE      ACQUISITION COST

Clipper, MA, Tax Exempt Trust, Weekly
VRDNs (State Street Bank and Trust Co. LIQ)                      5/15/95           $  5,000,000

Clipper, MA, Tax Exempt Trust, (Series
1993-1) Weekly VRDNs (State Street Bank
and Trust Co. LIQ)                                               6/30/95           $  3,465,000


     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1995, capital paid-in aggregated $146,207,706.


MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

Transactions in shares were as follows:

                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1995            1994
INSTITUTIONAL SERVICE SHARES
----------------------------------------------------------------------------------
Shares sold                                                                            337,436,671     298,784,520
----------------------------------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                                                          814,368         594,441
----------------------------------------------------------------------------------
Shares redeemed                                                                       (328,636,637)   (293,889,923)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from
     Institutional Service share transactions                                            9,614,402       5,489,038
----------------------------------------------------------------------------------  --------------  --------------

                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1995            1994
BAYFUNDS SHARES
----------------------------------------------------------------------------------
Shares sold                                                                             33,631,751      51,046,608
----------------------------------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                                                        1,440,778         681,051
----------------------------------------------------------------------------------
Shares redeemed                                                                        (30,404,117)    (27,958,997)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from
     BayFunds share transactions                                                         4,668,412      23,768,662
----------------------------------------------------------------------------------  --------------  --------------
          Net change resulting from share transactions                                  14,282,814      29,257,700
----------------------------------------------------------------------------------  --------------  --------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

     ADMINISTRATIVE FEE--Federated Administrative Services under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

     SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets for Institutional Service Shares for the period. Under the terms of a Shareholder Services Agreement with BayBank Systems, Inc., the Fund will pay BayBank Systems, Inc. up to .25 of 1% of average daily net assets for BayFunds Shares for the period. These fees are to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntarily waiver at any time at its sole discretion.

     TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

     PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     ORGANIZATIONAL EXPENSES--Organizational expenses of $44,840 and start-up administrative service expenses of $43,014 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational and start-up administrative expenses during the five year period following May 18, 1990 (the date the Fund became effective). For the period ended October 31, 1995, the Fund paid $3,869 and $4,291, respectively, pursuant to this agreement. During the period, the Fund completed its obligation for organizational and start-up administrative expenses pursuant to this agreement.

     INTERFUND TRANSACTIONS--During the period ended October 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/or common Officers. These transactions were made at current market value pursuant to rule 17a-7 under the Act amounting to $189,150,000 and $215,560,000, respectively.

     GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(Massachusetts Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of Massachusetts Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended and the financial highlights (see pages 2 and 16 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Massachusetts Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP
Pittsburgh, Pennsylvania
December 15, 1995

ADDRESSES
--------------------------------------------------------------------------------

Massachusetts Municipal Cash Trust
                    Institutional Service Shares                                       Federated Investors Tower
                                                                                       Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                                         Federated Investors Tower
                                                                                       Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                               Federated Investors Tower
                                                                                       Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and Trust Company                                P.O. Box 8600
                                                                                       Boston, MA 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Services Company                                         P.O. Box 8600
                                                                                       Boston, MA 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                                2100 One PPG Place
                                                                                       Pittsburgh, PA 15222
-----------------------------------------------------------------------------------------------------------------------


MASSACHUSETTS
MUNICIPAL CASH TRUST
INSTITUTIONAL SERVICE SHARES
PROSPECTUS
A Non-Diversified Portfolio of Federated
Municipal Trust, an Open-End Management
Investment Company

Prospectus dated December 31, 1995

       FEDERATED SECURITIES CORP.
      ---------------------------------------------
      Distributor
      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER
      PITTSBURGH, PENNSYLVANIA 15222-3779
      CUSIP 314229303
      0032603A-ISS (12/95)





                      MASSACHUSETTS MUNICIPAL CASH TRUST
                  (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                         INSTITUTIONAL SERVICE SHARES
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus for Institutional Service Shares of Massachusetts Municipal Cash Trust (the "Fund") a portfolio of Federated Municipal Trust ( the "Trust") dated December 31, 1995. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-235-4669.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779

                        Statement dated December 31, 1995
Federated Securities Corp.
DISTRIBUTOR
A SUBSIDIARY OF FEDERATED INVESTORS




INVESTMENT POLICIES              1

 Acceptable Investments          1
 Participation Interests         1
 Municipal Leases                1
 Ratings                         1
 When-Issued And Delayed Delivery
  Transactions                   1
 Repurchase Agreements           2
 Credit Enhancement              2
MASSACHUSETTS INVESTMENT RISKS   2

INVESTMENT LIMITATIONS           3

FEDERATED MUNICIPAL TRUST
MANAGEMENT                       5

 The Funds                       9
 Share Ownership                 9
 Trustees Compensation          10
 Trustee Liability              10
INVESTMENT ADVISORY SERVICES    11

 Investment Adviser             11
 Advisory Fees                  11
BROKERAGE TRANSACTIONS          11

OTHER SERVICES                  12

 Fund Administration            12



 Custodian and Portfolio
  Recordkeeper                  12
 Transfer Agent                 12
 Independent Public Accountants 12
SHAREHOLDER SERVICES AGREEMENT  12

DETERMINING NET ASSET VALUE     12

REDEMPTION IN KIND              13

MASSACHUSETTS PARTNERSHIP LAW   13

THE FUND'S TAX STATUS           13

PERFORMANCE INFORMATION         13

 Yield                          13
 Effective Yield                13
 Tax-Equivalent Yield           14
 Tax-Equivalency Table          14
 Total Return                   14
 Performance Comparisons        15
ABOUT FEDERATED INVESTORS       15

 Mutual Fund Market             15
 Institutional Clients          15
 Trust Organizations            15
 Broker/Dealers and Bank
  Broker/Dealer
  Subsidiaries                  16
APPENDIX                        17




INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security, the issuer of any demand feature applicable to the security, or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing participation interests having a seven day demand feature, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities. MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Board of Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or FIN-1+, FIN-1, or FIN-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The



Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, brokers/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
MASSACHUSETTS INVESTMENT RISKS

The Fund invests in obligations of Massachusetts issuers which results in the Fund's performance being subject to risks associated with the overall economic conditions present within Massachusetts (the "Commonwealth"). The following information is a brief summary of the recent prevailing economic conditions and a general summary of the Commonwealth's financial status. This information is based on official statements relating to securities that have been offered by Massachusetts issuers and from other sources believed to be reliable but should not be relied upon as a complete description of all relevant information.



The Commonwealth has a diverse economy with manufacturing, education, health care, computers and financial services all being significant contributors. Massachusetts is generally considered the leader in research and development within the biotechnology, software and robotics industries as well as having many highly prestigious universities. In addition to a highly skilled and educated workforce, the Commonwealth has one of the higher average per capita incomes in this country.
Beginning in the late 1980's, economic growth in the New England region and Massachusetts, in particular, slowed and showed pronounced deterioration in the construction, real estate, financial and manufacturing sectors. Between 1988 and 1992, there were extensive job losses that resulted in a 10% reduction in the work force. Also, over the same period, property values in the region experienced a similar decline. More recently, the Massachusetts economy has experienced a slight recovery, however, at a slower pace than the nation and there are signs that this recovery may be slowing. In addition, after years of above average property value growth, property values have decreased an estimated 6% over the same period.
The two major revenue sources available to cities and towns in Massachusetts are local property taxes and local aid from the Commonwealth. Property taxes are subject to limitations imposed by a state-wide initiative approved by the voters in November, 1980 (commonly known as Proposition 2-1/2), which limits the property taxes that may be levied by any city or town in any fiscal year to the lesser of (i) 2.5% of the full valuation of the real estate and personal property therein or (ii) 2.5% over the previous year's levy limit plus any growth in the tax base from new construction. In recent years the decrease in property values due to the recession and the limitations of tax levy growth imposed by Proposition 2-1/2 have resulted in budget constraints for many cities and towns.



The overall financial condition of the Commonwealth can also be illustrated by the changes of its debt ratings. During the period in which the Commonwealth has experienced its financial difficulties beginning in 1988, its general obligation long-term debt ratings as determined by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group decreased from Aa and AA+, respectively, to Baa and BBB. Since then the Commonwealth has had its debt ratings raised by the two rating agencies to A1 and A+ by Moody's and S&P, respectively, reflecting its improved fiscal performance.
The Fund's concentration in securities issued by the Commonwealth and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the Commonwealth or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the Commonwealth; and the underlying fiscal condition of the Commonwealth and its municipalities.
INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for the clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.
The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge. LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may acquire publicly or non-publicly issued Massachusetts municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, and limitations or Declaration of Trust. INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.



INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933. CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry, or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements. DIVERSIFICATION OF INVESTMENTS
With regard to at least 50% of its total assets, no more than 5% of its total assets are to be invested in the securities of a single issuer, and no more than 25% of its total assets are to be invested in the securities of a single issuer at the close of each quarter of each fiscal year.
Under this limitation, each governmental subdivision, including states, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalitites, or similar entities will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues.
Industrial development bonds backed only by the assets and revenues of a non-governmental issuer are considered to be issued solely by that issuer. If, in the case of an industrial development bond or government issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.
The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers (including companies responsible for paying principal and interest on industrial development bonds) which have records of less than three years of continuous operations, including the operation of any predecessor.
INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.



INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Fund considers instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
FEDERATED MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee



Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest



Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.




James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932



Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Glen R. Johnson *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.




Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.





Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University



Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.








J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee,



Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


 Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Vice President, Federated Administrative Services; Treasurer of some of the Funds.




John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
THE FUNDS
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated



Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 3-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Trustees own less than 1% of the Trust`s outstanding shares.



As of December 4,1995, the following shareholders of record owned 5% or more of the outstanding BayFunds Shares of the Fund: John & Co., Burlington, MA, owned approximately 48,086,125 shares (100%).
As of December 4,1995, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Fund: State Street Bank and Trust Company, North Quincy, Massachusetts, (as record owner holding shares for its clients) owned approximately 17,899,399 shares (17,90%); John & Company, Burlington, Massachusetts, owned approximately 19,517,012 shares (19.52%); and State Street Bank and Trust Company, North Quincy, Massachusetts, (as record owner holding shares for its clients) owned approximately 16,017,266 shares (16.02%).


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
CORPORATION      CORPORATION*#      FROM FUND COMPLEX +


John F. Donahue, $0        $0 for the Fund and
Chairman and Director         68 other investment companies in the Fund
Complex
Thomas G. Bigley,$2,458    $20,688 for the Fund and
Director                   49 other investment companies in the Fund Complex
John T. Conroy,  $3,520    $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex



William J. Copeland,       $3,520  $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
James E. Dowd,   $3,520    $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.,   $3,266  $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex
Edward L. Flaherty, Jr.,   $3,520  $117,202 for the Fund and
Director                   64 other investment companies in the Fund Complex
Peter E. Madden, $2,757    $90,563 for the Fund and
Director                   64 other investment companies in the Fund Complex
Gregor F. Meyer, $3,166    $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex
John E. Murray, Jr.,       $1,762  $0 for the Fund and
Director                   64 other investment companies in the Fund Complex
Wesley W. Posvar,$3,166    $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex
Marjorie P. Smuts,         $3,166  $106,460 for the Fund and
Director                   64 other investment companies in the Fund Complex


*Information is furnished for the fiscal year ended October 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of 15 portfolios.
+The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust. ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus.
For the fiscal years ended October 31, 1995, 1994, and 1993 the adviser earned $686,918, $643,293, and $498,975 respectively, of which $276,299, $445,711, and $427,232, and respectively, was voluntarily waived.
  STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses)



     exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended October 31, 1995, the Trust paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Fund's Administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc.



may hereinafter collectively be referred to as the "Administrators".) For the fiscal years ended October 31, 1995, 1994, and 1993, the Administrators earned $155,000, $195,483, and $253,380, respectively. Dr. Henry J. Gailliot, an officer of Federated Management, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. TRANSFER AGENT
As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, and number of accounts and transactions made by shareholders. INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balance; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by:
(1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal period ending October 31,1995, the Fund paid Shareholder Services fees in the amount of $232,505, all of which was waived.
DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment



Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value. REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The Fund calculates its yield based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
For the seven-day period ended October 31, 1995, the yield for Institutional Service Shares was 3.36%, and the yield for BayFunds shares was 3.32%. EFFECTIVE YIELD
The Fund calculates its effective yield by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
For the seven-day period ended October 31, 1995, the effective yield for Institutional Service was 3.41%, and the effective yield for BayFunds Shares was 3.37%.
TAX-EQUIVALENT YIELD
The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% tax rate (the maximum effective federal rate for individuals) and assuming that income is 100% exempt.



For the seven-day period ended October 31, 1995, the tax-equivalent yield for Institutional Service Shares was 6.94%, and the tax-equivalent yield for BayFunds Shares was 6.86%.
TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.
                        TAXABLE YIELD EQUIVALENT FOR 1995

                             STATE OF MASSACHUSETTS


                                   TAX BRACKET:
    Combined Federal
    and State:27.00%   40.00%    43.00%     48.00%      51.60%

    Joint Return$1-39,000$39,001-94,250 $94,251-143,600$143,601-256,500
           OVER $256,500
    Single Return$1-23,350   $23,351-56,550$56,551-117,950$117,951-256,500
           OVER $256,500

    Tax-Exempt Yield            Taxable Yield Equivalent

     1.50%     2.05%    2.50%     2.63%      2.88%       3.10%
     2.00      2.74     3.33      3.51       3.85        4.13
     2.50      3.42     4.17      4.39       4.81        5.17
     3.00      4.11     5.00      5.26       5.77        6.20



     3.50      4.79     5.83      6.14       6.73        7.23
     4.00      5.48     6.67      7.02       7.69        8.26
     4.50      6.16     7.50      7.89       8.65        9.30
     5.00      6.85     8.33      8.77       9.62       10.33
     5.50      7.53     9.17      9.65      10.58       11.36
     6.00      8.22    10.00     10.53      11.54       12.40

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. If you itemize deductions, your taxable yield equivalent will be lower.
    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
    *Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is compounded by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.



The Fund's average annual total returns for the one-year period ended October 31, 1995 and for the period from May 18, 1990 (date of initial public investment) through ended October 31, 1995 were 3.34% and 3.22%, respectively. PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   O LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated Investors managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors's international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Investors funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated Investors mutual funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms-- supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.



*Source:  Investment Company Institute



APPENDIX


STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS



A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1      Very strong or strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2      Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.) COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1       This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+)
   designation.
A-2       Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA  Debt rated "AAA" has the highest rating assigned by S&P.  Capacity to pay
interest and   repay principal is extremely strong.



AA   Debt rate "AA" has a very strong capacity to pay interest and repay
principal and differs    from the highest    rated issues only in small
degree.
A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODY'S INVESTORS SERVICE, INC.
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG1      This designation denotes best quality.  There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2      This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.


VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
COMMERCIAL PAPER (CP) RATINGS
P-1            Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity
P-2            Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA            Bonds which are rated AAA are judged to be of the best quality.
     They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes is can be visualized are most unlikely to impair the fundamentally strong position
     of   such issues.



AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or
     fluctuation of protective elements      may be of greater amplitude or
     there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.
NR(1)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AAA" by S&P or "AAA" by Moody's.
NR(2)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "AA" by Moody's.
NR(3)    The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.



314229303
0032603B-ISS (12/95)




BAYFUNDS SHARES
MASSACHUSETTS
MUNICIPAL
CASH TRUST


PROSPECTUS DECEMBER 31, 1995
ANNUAL REPORT TO SHAREHOLDERS
OCTOBER 31, 1995


BAYFUNDS

Federated Securities Corp.
Distributor


December 31, 1995
Printed on Recycled Paper
Z00403
Cusip 314229832
G00507-01 (12/95)


Mutual Funds At BayBank



MASSACHUSETTS MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
BAYFUNDS Shares
PROSPECTUS

The BayFunds Shares of Massachusetts Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified investment portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund).

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.


The investment objective of the Fund is to provide current income which is exempt from federal regular income tax, and Massachusetts state income tax, consistent with stability of principal. The Fund invests primarily in short-term Massachusetts municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Massachusetts or its political subdivisions and financing authorities, but which are exempt from the federal regular and Massachusetts state income tax. Shareholders can invest, reinvest, or redeem BayFunds Shares at any time with no sales loads or contingent deferred sales charges imposed by the Fund. Shareholders have access to other portfolios in BayFunds.






THE BAYFUNDS SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF BAYBANK, N.A., OR ITS SUBSIDIARIES, ARE NOT ENDORSED OR GUARANTEED BY BAYBANK, N.A., OR ITS SUBSIDIARIES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTING IN THESE SHARES INVOLVES INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


This prospectus contains the information you should read and know before you invest in BayFunds Shares. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information for BayFunds Shares dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-BAYFUND (1-800-229-3863). To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed at the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




Prospectus dated December 31, 1995




--------------------------------------------------------------------------------
                               TABLE OF CONTENTS


                                    KEY FACTS

General Information........................................................... 1

Summary of Fund Expenses...................................................... 2

Financial Highlights--BayFunds Shares......................................... 3

--------------------------------------------------------------------------------
                   MATCHING THE FUND TO YOUR INVESTMENT NEEDS

Investment Objective and Policies............................................. 4

Acceptable Investments........................................................ 4

Investment Limitations........................................................ 8

--------------------------------------------------------------------------------



                               SHAREHOLDER MANUAL

Pricing of Shares............................................................. 8

How to Buy Shares............................................................. 9

     By Phone..................................................................9

     By Mail...................................................................9

     By Wire..................................................................10

     Through BayBanks Offices.................................................10

     Corporate Customers/Capital

       Markets Customers..................................................... 10

Automatic Investment Program..................................................10

How to Exchange Shares........................................................11

     By Phone.................................................................11

     By Mail..................................................................12

     Through BayBanks Offices.................................................12



How to Redeem Shares..........................................................12

     Signature Guarantees.....................................................12

     By Phone.................................................................13

     By Mail..................................................................13

     By Wire..................................................................13

     Through BayBanks Offices.................................................13

--------------------------------------------------------------------------------
                     ADDITIONAL INFORMATION YOU SHOULD KNOW

Dividends and Distributions...................................................14

Tax Information...............................................................14

Performance Information.......................................................15

Management, Distribution and
  Administration..............................................................18

Other Classes of Shares.......................................................20

Financial Highlights--Institutional



  Service Shares..............................................................21

Financial Statements..........................................................22

Report of Independent

  Public Accountants..........................................................34



-------------------------------------------------------------------------------
                                   KEY FACTS

GENERAL INFORMATION

As a shareholder of the BayFunds Shares class (the "Shares") of the Fund, you have access to all of the portfolios of BayFunds, an open-end, management investment company. BayFunds consists of five separate, professionally managed investment portfolios with distinct investment objectives and policies.

As of the date of this prospectus, BayFunds offers shares in five portfolios:

   BAYFUNDS MONEY MARKET
   PORTFOLIO
   SEEKS TO PROVIDE CURRENT INCOME CONSISTENT WITH STABILITY OF PRINCIPAL AND LIQUIDITY, BY INVESTING IN A PORTFOLIO OF MONEY MARKET INSTRUMENTS WITH REMAINING MATURITIES OF 397 DAYS OR LESS.



   BAYFUNDS U.S. TREASURY MONEY MARKET PORTFOLIO
   SEEKS TO PROVIDE CURRENT INCOME CONSISTENT WITH STABILITY OF PRINCIPAL AND LIQUIDITY, BY INVESTING, UNDER NORMAL MARKET CONDITIONS, AT LEAST 65% OF THE VALUE OF ITS TOTAL ASSETS IN U.S. TREASURY OBLIGATIONS WITH REMAINING MATURITIES OF 397 DAYS OR LESS.

   BAYFUNDS SHORT TERM YIELD PORTFOLIO
   SEEKS A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH PRESERVATION OF CAPITAL, BY INVESTING IN A DIVERSIFIED PORTFOLIO OF HIGH-GRADE DEBT OBLIGATIONS. THIS FUND WILL MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF THREE YEARS OR LESS.

   BAYFUNDS BOND PORTFOLIO
   SEEKS TO ACHIEVE HIGH CURRENT INCOME AND CAPITAL APPRECIATION, BY INVESTING, UNDER NORMAL MARKET AND ECONOMIC CONDITIONS, AT LEAST 65% OF THE VALUE OF ITS TOTAL ASSETS IN BONDS.

   BAYFUNDS EQUITY PORTFOLIO
   SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION, BY INVESTING, UNDER NORMAL MARKET AND ECONOMIC CONDITIONS, AT LEAST 65% OF THE VALUE OF ITS TOTAL ASSETS IN A BROADLY DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES, WITH CURRENT INCOME AS A SECONDARY CONSIDERATION.

 ------------------------------------------------------------------------------
                            SUMMARY OF FUND EXPENSES




                                                     BAYFUNDS SHARES
                                            SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).................... None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)..........None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)............................................................ None
Redemption Fee (as a percentage of amount redeemed, if applicable)............................... None
Exchange Fee..................................................................................... None

                                                ANNUAL OPERATING EXPENSES
                                         (As a percentage of average net assets)
Management Fee (after waiver) (1)............................................................... 0.30%
12b-1 Fee......................................................................................  None
Total Other Expenses............................................................................ 0.30%
    Shareholder Services Fee (after waiver) (2).......................................... 0.00%
         Total Operating Expenses (3)........................................................... 0.60%





 (1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 1.05% absent the voluntary waivers of a portion of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of BayFunds Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Management, Distribution and Administration." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



EXAMPLE:                                                                      1 YEAR         3 YEARS        5 YEARS
You would pay the following expenses on a $1,000 investment, assuming (1)
5% annual return and (2) redemption at the end of each time period.......    $       6      $      19      $      33

EXAMPLE:                                                                      10 YEARS
You would pay the following expenses on a $1,000 investment, assuming (1)
5% annual return and (2) redemption at the end of each time period.......     $      75





THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

------------------------------------------------------------------------------

                       MASSACHUSETTS MUNICIPAL CASH TRUST
                     FINANCIAL HIGHLIGHTS--BAYFUNDS SHARES

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

REFERENCE IS MADE TO THE REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS ON PAGE 34.



                                                                                 YEAR ENDED OCTOBER 31,
                                                                       1995               1994              1993(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                 $    1.00          $    1.00          $    1.00
---------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------
     Net investment income                                                0.03               0.02               0.01
---------------------------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------------------------
     Distributions from net investment income                            (0.03)             (0.02)             (0.01)
---------------------------------------------------------------        -------            -------            -------
NET ASSET VALUE, END OF PERIOD                                       $    1.00          $    1.00          $    1.00
---------------------------------------------------------------        -------            -------            -------
TOTAL RETURN (b)                                                         3.30%              2.05%              1.25%
---------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------
     Expenses                                                            0.60%              0.64%               0.65%*
---------------------------------------------------------------
     Net investment income                                               3.25%              2.09%               1.85%*
---------------------------------------------------------------
     Expense waiver/reimbursement (c)                                    0.45%              0.35%               0.43%*
---------------------------------------------------------------
SUPPLEMENTAL DATA



---------------------------------------------------------------
     Net assets, end of period (000 omitted)                           $46,580            $41,912            $18,143
---------------------------------------------------------------







* Computed on an annualized basis.

 (a) Reflects operations for the period from March 8, 1993 (date of initial public investment) to October 31, 1993.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)



------------------------------------------------------------------------------
                              MATCHING THE FUND TO
                             YOUR INVESTMENT NEEDS

   IF YOU ARE SEEKING CURRENT INCOME WHICH IS EXEMPT FROM FEDERAL REGULAR INCOME TAX AND MASSACHUSETTS STATE INCOME TAX CONSISTENT WITH LIQUIDITY AND STABILITY OF PRINCIPAL, THEN THE FUND MAY BE A SUITABLE INVESTMENT.

   THE FUND SEEKS TO MAINTAIN A STABLE $1.00 SHARE PRICE, REFERRED TO AS THE



   NET ASSET VALUE PER SHARE, BY INVESTING IN A PORTFOLIO OF SHORT-TERM MASSACHUSETTS MUNICIPAL SECURITIES. WHILE THE FUND CANNOT GUARANTEE A STABLE SHARE PRICE, THE SHORT-TERM NATURE OF ITS INVESTMENTS HELPS TO MINIMIZE PRICE FLUCTUATIONS.

INVESTMENT OBJECTIVE AND POLICIES


The investment objective of the Fund is to provide current income which is exempt from federal regular income tax, and Massachusetts state income tax consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


Interest income of the Fund that is exempt from the income taxes described above retains its tax-free status when distributed to the Fund's shareholders. However, income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than Massachusetts.


The Fund pursues its investment objective by investing primarily in a portfolio of Massachusetts municipal securities with remaining maturities of 13 months or less at the time of purchase by the Fund. As a matter of investment policy, which cannot be changed without the approval of shareholders, the Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and Massachusetts state income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.


ACCEPTABLE INVESTMENTS

The Fund invests primarily in debt obligations issued by or on behalf of Massachusetts and its political subdivisions and financing authorities, and obligations of other states, territories and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and Massachusetts state income tax imposed upon non-corporate taxpayers.

MASSACHUSETTS MUNICIPAL SECURITIES. Massachusetts municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Massachusetts municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

   ISSUERS OF GENERAL OBLIGATION BONDS INCLUDE STATES, COUNTIES, CITIES, TOWNS, AND OTHER GOVERNMENTAL UNITS.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

Examples of Massachusetts municipal securities include, but are not limited to:

   tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

   bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

   municipal commercial paper and other short-term notes;



   variable rate demand notes;

   municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

   participation, trust and partnership interests in any of the foregoing obligations.



MASSACHUSETTS INVESTMENT RISKS. Yields on Massachusetts municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Massachusetts municipal securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Massachusetts municipal securities acceptable for purchase by the Fund could become limited.



The Fund may invest in Massachusetts municipal securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Massachusetts municipal securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.



Obligations of issuers of Massachusetts municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.



NON-DIVERSIFICATION. The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified investment portfolio because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.




The Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that at the end of each quarter of the taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer; beyond that, no more than 25% of its total assets are invested in securities of a single issuer.


VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term municipal securities that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.



PARTICIPATION INTERESTS. The Fund may purchase interests in municipal securities from financial institutions such as commercial and investment banks, savings associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying municipal securities.



MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate on any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.





CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit or insurance. Any bankruptcy, receivership or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.



The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.


DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are considered liquid. To the extent restricted securities are deemed to be illiquid, the Fund will limit their purchase, together with other securities considered to be illiquid, to 10% of its net assets.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).






Although the Fund is permitted to make
taxable, temporary investments, there is no current intention to do so. However, the interest from certain Massachusetts municipal securities is subject to the federal alternative minimum tax.




INVESTMENT LIMITATIONS


The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.



------------------------------------------------------------------------------

                               SHAREHOLDER MANUAL

   SHARES ARE SOLD "NO-LOAD"--WITHOUT A SALES CHARGE. YOUR MINIMUM INITIAL INVESTMENT IS ONLY $2,500 OR $500 IF YOU PARTICIPATE IN THE AUTOMATIC



   INVESTMENT PROGRAM.

PRICING OF SHARES


The Fund attempts to stabilize the net asset value of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding.


   THE TERM "NET ASSET VALUE" PER SHARE REFERS TO THE VALUE OF ONE FUND
   SHARE.

The Fund cannot guarantee that its net asset value will always remain at $1.00 per Share.


The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


The Fund offers Shares only on days on which the New York Stock Exchange and the Federal Reserve Bank of Boston are open for business ("Business Days"). If



BayBank Systems, Inc. (the "Shareholder Servicing Agent") receives your purchase order on a non-Business Day, the order will not be executed until the next Business Day in accordance with the Distributor's procedures. The Fund and the Distributor reserve the right to reject any purchase request.

HOW TO BUY SHARES

MINIMUM INVESTMENT. You can become a shareholder with an initial investment of $2,500, or $500 if you participate in the Automatic Investment Program. You must submit a completed application at the time of your initial purchase. Subsequent investments must be in amounts of at least $100, or if you participate in the Automatic Investment Program, the minimum for additional Share purchases is $50. The Fund may waive any investment minimums from time to time. In addition, the Fund may reduce or waive investment minimums for investors purchasing through qualified BayBanks accounts.

If your purchase order is received in good order and accepted by the Fund from Federated Services Company (the "Transfer Agent") by 1:00 p.m. (Eastern time) on a Business Day, it will be executed at the net asset value next determined and your Shares will begin earning dividends that day. The Transfer Agent will not communicate your purchase order to the Fund until the Shareholder Servicing Agent has received the purchase price in Federal funds or other immediately available funds. If your purchase order is received in good order and accepted by the Fund from the Transfer Agent after 1:00 p.m. (Eastern time), and prior to 4:00 p.m. (Eastern time), it will be executed at the net asset value next determined and Shares will begin earning dividends the next Business Day. When you purchase Shares by check, the order is considered received when the check is converted into federal funds, normally within two Business Days.




The Shareholder Servicing Agent is responsible for the prompt transmission of purchase orders received in good order to the Transfer Agent.

   YOU MAY BUY SHARES BY TELEPHONE, MAIL, WIRE, OR IN PERSON THROUGH BAYBANKS OFFICES.

BY PHONE. Once you are a shareholder, you may purchase additional Shares by calling 1-800-BAYFUND (1-800-229-3863).


You must have previously authorized the Fund in writing to accept telephone requests. If you have not done so, call 1-800-BAYFUND to receive the necessary form and information on this Fund feature. The Fund uses reasonable procedures (incuding a shareholder identity test and sending a written confirmation of each telephone transaction) to confirm that instructions given by telephone are genuine. However, the Fund is not responsible for the authenticity of telephone instructions or for any losses caused by fraudulent or unauthorized telephone instructions if the Fund reasonably believed that the instructions were genuine.


The establishment of certain types of deposit account relationships with BayBanks may permit the direct deduction of your purchase price from your BayBanks deposit account. Please call 1-800-BAYFUND to determine whether your BayBanks deposit account qualifies.

For the protection of investors, all phone communications may be recorded where not otherwise prohibited by law.




BY MAIL. If you make your initial Share purchase by mail, you must send a completed application, and a check payable to the Fund, to:

  BayFunds
  P.O. Box 889
  Burlington, MA 01803

You may obtain an application by calling
1-800-BAYFUND.

You may make subsequent investments in the Fund at any time by sending a check for a minimum of $100 payable to the Fund at the following address:


  BayFunds
  P.O. Box 889
  Burlington, MA 01803



along with either (a) the detachable form that regularly accompanies confirmation of a prior transaction, (b) a subsequent order form that may be enclosed in the Fund mailing or can be obtained by calling 1-800-BAYFUND, or (c) a letter stating the amount of the investment, the name of the Fund, the exact name and address of the account, and your account number.




If the check does not clear, your purchase order will be cancelled.

BY WIRE. If you are a shareholder, you may purchase additional Shares by wire to BayBanks, as agent for the Shareholder Servicing Agent, as follows:

   BayBanks

   ABA Number: 0110-0174-2

   Attention: Mutual Funds Services

   For Credit to: BayFunds Shares, Massachusetts Municipal Cash Trust; Account 37153931

   Further Credit to: shareholder name and account number

Shares cannot be purchased by wire on days on which the New York Stock Exchange and the Federal Reserve Wire System are not open for business and on the following holidays: Martin Luther King Day, Columbus Day, or Veterans' Day.

THROUGH BAYBANKS OFFICES. You may place an order to purchase Shares in person through designated BayBanks offices.


Purchase orders placed through BayBanks offices typically would be received by the Transfer Agent within two Business Days. If you want more prompt processing, you should consider another method, such as by phone, as described above.





CORPORATE CUSTOMERS/CAPITAL MARKETS CUSTOMERS. Corporate and/or Capital Markets customers of BayBanks interested in purchasing Shares should consult their account relationship managers for procedures applicable to their accounts or call 1-800-554-3311. This prospectus should be read in conjunction with any materials provided by BayBanks regarding such procedures.

AUTOMATIC INVESTMENT PROGRAM

   YOU CAN BUY SHARES CONVENIENTLY THROUGH THE AUTOMATIC INVESTMENT PROGRAM.

When you participate in the Automatic Investment Program, you can purchase additional Shares in minimum amounts of $50. You must previously have authorized in writing the total dollar amount to be deducted automatically from eligible BayBanks deposit accounts or your deposit account maintained at a domestic financial institution which is an automated clearing house member, and the frequency of the deductions. The funds will be invested in Shares at the net asset value next determined. The Fund may reduce or waive the investment minimums for investors purchasing through qualified BayBanks accounts.

HOW TO EXCHANGE SHARES

   IF YOUR INVESTMENT NEEDS CHANGE, YOU CAN EASILY REDEEM FUND SHARES AND PURCHASE SHARES OF ANY BAYFUNDS' PORTFOLIO AT NO CHARGE.

BayFunds consists of the BayFunds Money Market Portfolio, the BayFunds U.S. Treasury Money Market Portfolio, the BayFunds Short Term Yield Portfolio, the BayFunds Bond Portfolio and the BayFunds Equity Portfolio. As a shareholder, you have access to all of these portfolios ("Participating Funds") of BayFunds. Because the BayFunds offer separate classes of shares, Fund shareholders (other than certain trust and institutional investors, including qualified employee benefit plans) must purchase shares of the Investment Shares class of these Participating Funds.

You may redeem Shares having a net asset value of at least $100 and purchase shares of any other Participating Funds in which you have an account. The minimum initial investment to establish an account in any other Participating Fund is $2,500, or $500 if you participate in the Automatic Investment Program. BayFunds does not charge any fees for these transactions.

Shares will be redeemed at the net asset value next determined and Shares of the Participating Fund to be acquired will be purchased at the net asset value per share next determined after receipt of the request by the Transfer Agent on a Business Day.

If you do not have an account in the Participating Fund whose shares you want to acquire, you must establish an account. Prior to any such transaction, you must receive a copy of the current prospectus of the Participating Fund into which a purchase is to be effected. This account will be registered in the same name and you will receive your dividends and distributions as an automatic reinvestment in additional shares. If the new account registration (name, address, and taxpayer identification number) is not identical to your existing account, please call 1-800-BAYFUND for the necessary new account or transfer procedures.

You may find this privilege useful if your investment objectives or market outlook should change after you invest in the Fund or in any of the Participating Funds. You may obtain further information on this privilege and obtain a prospectus by calling 1-800-BAYFUND.

The exchange privilege is available to shareholders resident in any state in which Participating Funds' shares being acquired may be sold.

BayFunds reserves the right to terminate this privilege at any time on 60 days' notice. Shareholders will be notified if this privilege is terminated.


Depending on the circumstances, an exchange with a fluctuating net asset value Participating Fund may generate a short-term or long-term capital gain or loss for federal income tax purposes.


BY PHONE. You may provide instructions to redeem Shares and purchase shares of any Participating Funds by calling 1-800-BAYFUND.

You must have previously authorized the Fund in writing to accept telephone requests. If you have not done so, call 1-800-BAYFUND to receive the necessary form and information on this Fund feature. The Fund uses reasonable procedures (including a shareholder identity test and sending a written confirmation of each telephone transaction) to confirm that instructions given by telephone are genuine. However, the Fund is not responsible for the authenticity of telephone instructions or for any losses caused by fraudulent or unauthorized telephone instructions if the Fund reasonably believed that the instructions were genuine.



BY MAIL. You may send a written request to redeem Shares and purchase shares of any Participating Funds to:

  BayFunds
  P.O. Box 889
  Burlington, MA 01803

Your written request must include your name and tax identification number; the name of the Fund, the dollar amount or number of Shares to be redeemed; the name of the Participating Fund in which shares are to be purchased; and your account number. Your request must be signed by the registered owner(s) exactly as required by the account application.

THROUGH BAYBANKS OFFICES. You may place an order to redeem Shares and purchase shares of any Participating Funds in person through designated BayBanks offices.


Orders received through designated BayBanks offices typically would be received by the Transfer Agent within two Business Days. For more prompt processing, you should consider another method, such as exchanging shares by phone, as described above.


HOW TO REDEEM SHARES


   WHEN YOU SELL YOUR SHARES--"REDEEM" THEM--YOU RECEIVE THE NET ASSET VALUE PER SHARE NEXT DETERMINED AFTER YOU HAVE MADE THE REQUEST. THERE ARE NO



   FEES OR OTHER REDEMPTION CHARGES (EXCEPT FOR REDEMPTIONS BY WIRE). YOU MAY REDEEM SOME OR ALL OF YOUR INVESTMENT.


The Fund redeems Shares at the net asset value next determined after the Fund has received your redemption request from the Transfer Agent in proper form. Redemption requests can be executed only on Business Days. If your redemption request is received by the Shareholder Servicing Agent on a non-Business Day, the Transfer Agent will not communicate your redemption request to the Fund until the next Business Day.

Redemption proceeds may be credited to an eligible BayBanks deposit account, paid by check, or paid by wire, as you previously designated in writing. The Fund ordinarily will make payment for Shares redeemed after proper receipt from the Transfer Agent of the redemption request and of all documents in proper form within one Business Day to an eligible BayBanks deposit account, within five Business Days if you requested redemption proceeds by check, or the same day by wire if the Fund receives your redemption request from the Transfer Agent by 12:00 noon (Eastern time) on the day of redemption. Shares redeemed and wired the same day will not receive the dividend declared on the day of redemption.


SIGNATURE GUARANTEES. If you request a redemption for an amount in excess of $25,000 (no limitation if the proceeds are being credited to your BayBanks deposit account), a redemption of any amount to be sent to an address other than your address of record with the Fund, the transfer of the registration of Shares, or a redemption of any amount payable to someone other than yourself as the shareholder of record, your signature must be guaranteed on a written redemption request by a trust company or insured commercial bank; an insured savings association or savings bank; a member firm of a national or regional stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund does not accept signatures guaranteed by a notary public. The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice. If you have a question about the proper form for redemption requests, call 1-800-BAYFUND.


   YOU MAY REDEEM SHARES BY PHONE, MAIL, WIRE OR THROUGH BAYBANKS OFFICES.

BY PHONE. You may redeem Shares by calling 1-800-BAYFUND.

You must have previously authorized the Fund in writing to accept telephone requests. If you have not done so, call 1-800-BAYFUND to receive the necessary form.

In the event of drastic economic or market changes, you may experience difficulty in redeeming by telephone. If this occurs, you should consider another method of redemption, such as by mail or by wire. See below. The Fund uses reasonable procedures (including a shareholder identity test and sending a written confirmation of each telephone transaction) to confirm that instructions given by telephone are genuine. However, the Fund is not responsible for the authenticity of telephone instructions or for any losses caused by fraudulent or unauthorized telephone instructions if the Fund reasonably believed that the instructions were genuine.

BY MAIL. You may redeem Shares by submitting a written request for redemption to:

  BayFunds
  P.O. Box 889
  Burlington, MA 01803

Your written request must include your name and tax identification number, the Fund's name, the dollar amount or number of Shares to be redeemed, and your account number. Your request must be signed by the registered owner(s) exactly as required by the account application.

BY WIRE. You may redeem Shares by wire (see "How to Buy Shares--By Wire") or by calling 1-800-BAYFUND. Redemption proceeds of at least $1,000 will be wired directly to the domestic commercial bank and account you previously designated in writing. You are charged a fee for each wire redemption and the fee is deducted from your redemption proceeds.

The Fund reserves the right to wire redemption proceeds within seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect the Fund. The Fund also reserves the right to terminate or modify the telephone and wire redemption procedures at any time. In that event, shareholders would be promptly notified. Neither the Fund, the Transfer Agent, the Sub-Transfer Agent, nor the Shareholder Servicing Agent will be responsible for the authenticity of redemption instructions received by phone.



THROUGH BAYBANKS OFFICES. You may place an order to redeem Shares in person through designated BayBanks offices.


Redemption orders received through designated BayBanks offices typically would be received by the Transfer Agent within two Business Days. For more prompt processing, you should consider another method, such as by phone, as described above.


-------------------------------------------------------------------------------
                           ADDITIONAL INFORMATION YOU
                                  SHOULD KNOW


MINIMUM BALANCE. Due to the high cost of maintaining accounts with low balances, the Fund may redeem your Shares and send you the proceeds if, due to shareholder redemptions your account balance falls below a minimum value of $1,000. However, before Shares are redeemed to close an account, the shareholder will be notified in writing and given 60 days to purchase additional Shares to meet the minimum balance requirement. The Fund reserves the right to amend this standard upon 60 days' prior written notice to shareholders. The Fund also reserves the right to redeem Shares involuntarily or make payment for redemptions in the form of securities if it appears appropriate to do so in light of the Fund's responsibilities under the Investment Company Act of 1940.


CONFIRMATIONS AND STATEMENTS. Confirmations of each purchase, exchange or redemption are sent to each shareholder. Monthly statements are sent to report transactions as well as dividends paid during the month. The Fund may suspend or terminate its practice of confirming each transaction at any time without notice.

DIVIDENDS AND DISTRIBUTIONS

   YOU EARN DIVIDENDS DAILY AND RECEIVE THEM MONTHLY AS AN AUTOMATIC REINVESTMENT IN ADDITIONAL SHARES.

Dividends from the Fund's net investment income are declared daily to shareholders of record immediately following the 1:00 p.m. (Eastern time) pricing of Shares. Dividends are paid monthly within five Business Days after the end of such calendar month. The Fund does not expect to realize any net long-term capital gains. However, if any such gains are realized, they will be distributed to shareholders at least annually.

You will receive your dividends and your distributions as an automatic reinvestment in additional Shares at the net asset value next determined on the payment dates.

TAX INFORMATION

   THIS DISCUSSION OF TAXES IS FOR GENERAL INFORMATION ONLY. PLEASE CONSULT YOUR OWN TAX ADVISER ABOUT YOUR PARTICULAR SITUATION.


FEDERAL INCOME TAX. The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.



The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.


   INTEREST ON SOME MUNICIPAL SECURITIES MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.


Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.


The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.



Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.



These tax consequences apply whether dividends are received in cash or as additional shares.



MASSACHUSETTS TAX CONSIDERATIONS. Under existing Massachusetts laws, distributions made by the Fund will not be subject to Massachusetts personal income taxes to the extent that such distributions qualify as exempt interest dividends under the Internal Revenue Code, and represent (i) interest or gain on obligations issued by the Commonwealth of Massachusetts, its political subdivisions or agencies; or (ii) interest on obligations of the United States, its territories or possessions to the extent exempt from taxation by the states pursuant to federal law. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions may be subject to Massachusetts personal income taxes.


Shareholders subject to the Massachusetts corporate excise tax must include all dividends paid by the Fund in their net income, and the value of their shares of stock in the Fund in their net worth, when computing the Massachusetts corporate excise tax.


OTHER STATE AND LOCAL TAXES. Income from the Fund is not necessarily free from taxes in states other than Massachusetts. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


PERFORMANCE INFORMATION


From time to time, in advertisements or in reports to shareholders, the performance, total return and yield of the Fund may be quoted and compared to those of other mutual funds with similar investment objectives and to relevant money market indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds.



National financial publications in which performance and yield data are reported may include The Wall Street Journal, The New York Times, Forbes, or Money magazine. Publications of a local or regional nature, such as The Boston Globe or The Boston Herald, may also be used in comparing the performance, total return and yield of the Fund.



YIELD. Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on the investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield but, when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



TAX-EQUIVALENT YIELD. The tax-equivalent yield for the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% federal tax rate and the 12% regular personal income tax rate imposed by Massachusetts and assuming that income earned by the Fund is 100% tax-exempt on a regular federal, state, and local basis.




For the seven day periods ended October 31, 1995, and November 30, 1995, the tax-equivalent yields for the Shares were 6.86% and 6.82%, respectively.


TOTAL RETURN. Total return represents the change, over a specified period of time, in the value of an investment in the Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


Yield, effective yield, tax-equivalent yield and total return will be calculated separately for BayFunds Shares and Institutional Service Shares.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


TAX-EQUIVALENCY TABLE


A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax*, and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.





                       TAXABLE YIELD EQUIVALENT FOR 1995
                             STATE OF MASSACHUSETTS
--------------------------------------------------------------------------------
TAX BRACKET:
FEDERAL                    15.00%     28.00%      31.00%      36.00%      39.60%

COMBINED FEDERAL
AND STATE                  27.00%     40.00%      43.00%      48.00%      51.60%
--------------------------------------------------------------------------------
JOINT RETURN:                  $1-   $39,001-    $94,251-   $143,601-       Over
                           39,000     94,250     143,600     256,500  $  256,500

SINGLE RETURN:                 $1-   $23,351-    $56,551-   $117,951-       Over
                           23,350     56,550     117,950     256,500  $  256,500
--------------------------------------------------------------------------------
TAX-EXEMPT YIELD                        TAXABLE YIELD EQUIVALENT
--------------------------------------------------------------------------------
        1.50%               2.05%      2.50%       2.63%       2.88%       3.10%
         2.00                2.74       3.33        3.51        3.85        4.13
         2.50                3.42       4.17        4.39        4.81        5.17
         3.00                4.11       5.00        5.26        5.77        6.20
         3.50                4.79       5.83        6.14        6.73        7.23
         4.00                5.48       6.67        7.02        7.69        8.26
         4.50                6.16       7.50        7.89        8.65        9.30
         5.00                6.85       8.33        8.77        9.62       10.33
         5.50                7.53       9.17        9.65       10.58       11.36



         6.00                8.22      10.00       10.53       11.54       12.40






Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.



The chart is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.



* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.


MANAGEMENT, DISTRIBUTION
AND ADMINISTRATION


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees ("Trustees") has established two classes of shares, BayFunds Shares and Institutional Service Shares. This prospectus relates only to BayFunds Shares of the Fund.


Shares are designed primarily for individuals, partnerships and corporations who seek a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio limited to short-term Massachusetts municipal securities. The Fund is not likely to be a suitable investment for non-Massachusetts taxpayers or retirement plans since it intends to invest primarily in Massachusetts municipal securities.

   AS A SHAREHOLDER, YOU ARE ENTITLED TO VOTE ON CERTAIN MATTERS.


VOTING RIGHTS. Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that in matters affecting only a particular Fund or class, only shares of that particular Fund or class are entitled to vote. As of December 4, 1995, John & Co., Burlington, Massachusetts, acting in various capacities for numerous accounts, was the owner of record of 48,086,126 shares (100%) of the Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust entitled to vote.

   A BOARD OF TRUSTEES SUPERVISES FEDERATED MUNICIPAL TRUST.

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. An Executive Committee handles the Trustees' responsibilities between meetings of the Trustees.

INVESTMENT ADVISER

   ACTING UNDER THE DIRECTION OF THE TRUSTEES, THE ADVISER MAKES INVESTMENT DECISIONS FOR THE FUND.

Pursuant to an investment advisory contract (the "Advisory Contract") with the Trust, investment decisions for the Fund are made by Federated Management, the Fund's investment adviser (the "Adviser") subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to
 .50 of 1% of the Fund's average daily net assets. Under the Advisory Contract, which provides for the voluntary waiver of the advisory fee by the Adviser, the Adviser may voluntarily waive some or all of the advisory fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's sub-accounting facilities. The Adviser can terminate this voluntary waiver of expenses at any time in its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.

   THE ADVISER HAS EXTENSIVE INVESTMENT EXPERIENCE.

ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States.



Both the Fund and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sales, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


DISTRIBUTION

   FEDERATED SECURITIES CORP. IS THE PRINCIPAL DISTRIBUTOR FOR SHARES OF THE
   FUND.

Federated Securities Corp. is the principal distributor (the "Distributor") for the Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICING ARRANGEMENTS. The Distributor may pay financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide certain services to shareholders. These services may include, but are not limited to, distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of shares. Any fees paid for these services by the Distributor will be reimbursed by the Adviser and not the Fund.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings and loan association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the administrative services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATION

   VARIOUS ORGANIZATIONS PROVIDE SERVICES TO THE FUND.


ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:




        MAXIMUM               AVERAGE AGGREGATE
  ADMINISTRATIVE FEE          DAILY NET ASSETS
      0.15 of 1%         on the first $250 million
      0.125 of 1%        on the next $250 million
      0.10 of 1%         on the next $250 million
      0.075 of 1%        on assets in excess of
                                 $750 million





The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.




SHAREHOLDER SERVICING AGENT. BayBank Systems, Inc., Waltham, Massachusetts, is the Fund's shareholder servicing agent. The Fund may pay the Shareholder Servicing Agent a fee based on the average daily net asset value of Shares for which it provides shareholder services. These shareholder services include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance and communicating or facilitating purchases and redemptions of Shares. This fee will be equal to .25 of 1% of the Fund's average daily net assets for which the Shareholder Servicing Agent provides services; however, the Shareholder Servicing Agent may choose voluntarily to waive all or a portion of its fee at any time.




OTHER CLASSES OF SHARES


The Fund also offers another class of shares called Institutional Service



Shares. Institutional Service Shares are sold to accounts for which financial institutions act in an agency capacity. Investments in Institutional Service Shares are subject to a minimum initial investment of $25,000. Institutional Service Shares are sold at net asset value.



Institutional Service Shares and BayFund Shares are subject to certain of the same expenses. Institutional Service Shares are distributed with no 12b-1 fees but are subject to shareholder services fees. Expense differences, however, between Institutional Service Shares and BayFund Shares may affect the performance of each class.



To obtain more information and a prospectus for Institutional Service Shares, investors may call 1-800-235-4669.


--------------------------------------------------------------------------------

                       MASSACHUSETTS MUNICIPAL CASH TRUST
               FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

REFERENCE IS MADE TO THE REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS ON PAGE 34.





                                                                              YEAR ENDED OCTOBER 31,
                                                           1995       1994       1993       1992       1991      1990(a)
NET ASSET VALUE, BEGINNING OF PERIOD                     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
-------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------
     Net investment income                                    0.03       0.02       0.02       0.03       0.05       0.03
-------------------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
-------------------------------------------------------
     Dividends from net investment income                    (0.03)     (0.02)     (0.02)     (0.03)     (0.05)     (0.03)
-------------------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                           $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
-------------------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (b)                                              3.34%      2.14%      1.99%      2.87%      4.63%      2.59%
-------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------
     Expenses                                                 0.55%      0.55%      0.53%      0.34%      0.30%      0.17%*
-------------------------------------------------------
     Net investment income                                    3.30%      2.12%      1.97%      2.82%      4.48%      5.66%*
-------------------------------------------------------
     Expense waiver/reimbursement (c)                         0.45%      0.35%      0.43%      0.55%      0.69%      0.57%*
-------------------------------------------------------
SUPPLEMENTAL DATA



-------------------------------------------------------
     Net assets, end of period (000 omitted)               $99,628    $90,013    $84,524    $85,570    $81,681    $63,483
-------------------------------------------------------






  * Computed on an annualized basis.

 (a) Reflects operations for the period from May 18, 1990 (date of initial public investment) to October 31, 1990.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(See Notes which are an integral part of the Financial Statements)


MASSACHUSETTS MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS

OCTOBER 31, 1995
--------------------------------------------------------------------------------





 PRINCIPAL                                                                                  CREDIT
   AMOUNT                                                                                   RATING*        VALUE
------------  --------------------------------------------------------------------------  -----------  --------------
SHORT-TERM MUNICIPAL SECURITIES--99.3%
----------------------------------------------------------------------------------------
              MASSACHUSETTS--99.3%
              --------------------------------------------------------------------------
$  3,535,000  Attleboro, MA, (Lot A), 4.10% BANs, 12/14/1995                                   NR(3)   $    3,535,408
              --------------------------------------------------------------------------
   2,000,000  Attleboro, MA, (Lot B), 5.25% BANs, 2/14/1996                                    NR(3)        2,000,817
              --------------------------------------------------------------------------
   1,250,000  Attleboro, MA, (Lot B), 5.50% BANs, 2/14/1996                                    NR(3)        1,251,366
              --------------------------------------------------------------------------
   1,500,000  Attleboro, MA, 4.10% BANs, 12/14/1995                                            NR(3)        1,500,347
              --------------------------------------------------------------------------
     620,000  Billerica, MA, LT GO Bonds, 7.25% (MBIA Insurance Corporation INS),
              10/15/1996                                                                       NR(1)          638,493
              --------------------------------------------------------------------------
   2,000,000  Boston, MA Water & Sewer Commission, General Revenue Bonds (1994 Series A)
              Weekly VRDNs (State Street Bank and Trust Co. LOC)                               VMIG1        2,000,000
              --------------------------------------------------------------------------
   5,000,000 (a) Clipper, MA Tax Exempt Trust Weekly VRDNs (State Street Bank and Trust Co.
              LIQ)                                                                             VMIG1        5,000,000
              --------------------------------------------------------------------------
   3,465,000 (a) Clipper, MA Tax Exempt Trust, (Series 1993-1) Weekly VRDNs (State Street



              Bank and Trust Co. LIQ)                                                          VMIG1        3,465,000
              --------------------------------------------------------------------------
   3,000,000  Commonwealth of Massachusetts Weekly VRDNs (AMBAC INS)/(Citibank NA, New
              York LIQ)                                                                        NR(1)        3,000,000
              --------------------------------------------------------------------------
   3,500,000  Commonwealth of Massachusetts, (Series A), 3.75% CP (Union Bank of
              Switzerland, Zurich LIQ), Mandatory Tender 11/8/1995                               P-1        3,500,000
              --------------------------------------------------------------------------
   3,200,000  Framingham, MA IDA Weekly VRDNs (Perini Corp)/(Barclays Bank PLC, London
              LOC)                                                                              A-1+        3,200,000
              --------------------------------------------------------------------------
   3,093,000  Greenfield, MA, 4.25% BANs, 9/13/1996                                            NR(3)        3,099,438
              --------------------------------------------------------------------------
   1,000,000  Haverhill, MA, 8.875% Bonds (United States Treasury PRF), 12/1/1995 (@102)       NR(1)        1,023,454
              --------------------------------------------------------------------------
     300,000  Ludlow, MA Weekly VRDNs (Advanced Drainage System, Inc.)/(First National
              Bank of Chicago LOC)                                                               P-1          300,000
              --------------------------------------------------------------------------
   4,000,000  Mashpee, MA, 4.22% BANs, 7/5/1996                                                NR(3)        4,001,572
              --------------------------------------------------------------------------
   1,500,000  Massachusetts Bay Transit Authority, (Series C), 3.70% CP (Westdeutsche
              Landesbank Girozentrale LOC), Mandatory Tender 1/17/1996                         SP-1+        1,500,000
              --------------------------------------------------------------------------
$  4,000,000  Massachusetts HEFA Weekly VRDNs (Harvard University)                              A-1+   $    4,000,000
              --------------------------------------------------------------------------






MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------





 PRINCIPAL                                                                                CREDIT
   AMOUNT                                                                                 RATING*        VALUE
------------  ------------------------------------------------------------------------  -----------  --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------------
              MASSACHUSETTS--CONTINUED
              --------------------------------------------------------------------------
   3,460,000  Massachusetts HEFA Weekly VRDNs (Newbury College)/ (Barclays Bank PLC,
              London LOC)                                                                        P-1        3,460,000
              --------------------------------------------------------------------------
     200,000  Massachusetts HEFA, (Series A) Weekly VRDNs (Brigham & Women's
              Hospital)/(Sanwa Bank Ltd, Osaka LOC)                                              P-1          200,000
              --------------------------------------------------------------------------
   3,410,000  Massachusetts HEFA, (Series A) Weekly VRDNs (New England Home For Little
              Wanderers)/(First National Bank of Boston, MA LOC)                                 P-1        3,410,000
              --------------------------------------------------------------------------
   2,900,000  Massachusetts HEFA, (Series B) Weekly VRDNs (Clark University)/(Sanwa Bank
              Ltd, Osaka LOC)                                                                  VMIG1        2,900,000
              --------------------------------------------------------------------------
   1,500,000  Massachusetts HEFA, (Series D) Weekly VRDNs (Capital Asset Program)/(MBIA
              Insurance Corporation INS)/(Sanwa Bank Ltd, Osaka LIQ)                           VMIG1        1,500,000
              --------------------------------------------------------------------------
   2,400,000  Massachusetts HEFA, (Series E) Weekly VRDNs (Williams College, MA)                A-1+        2,400,000
              --------------------------------------------------------------------------
     400,000  Massachusetts HEFA, (Series E) Weekly VRDNs (Capital Asset Program)/(First



              National Bank of Chicago LIQ)/(Sanwa Bank Ltd, Osaka LOC)                        VMIG1          400,000
              --------------------------------------------------------------------------
   6,300,000  Massachusetts HEFA, (Series F) Weekly VRDNs (Children's Hospital of
              Boston)                                                                           A-1+        6,300,000
              --------------------------------------------------------------------------
   2,500,000  Massachusetts HEFA, (Series G) Weekly VRDNs (Massachusetts Institute of
              Technology)                                                                      NR(1)        2,500,000
              --------------------------------------------------------------------------
   4,000,000  Massachusetts HEFA, 3.75% CP (Fallon Heathcare System)/ (Sanwa Bank Ltd,
              Osaka LOC), Mandatory Tender 2/22/1996                                            A-1+        4,000,000
              --------------------------------------------------------------------------
   5,000,000  Massachusetts HEFA, 3.80% CP (Harvard University), Mandatory Tender
              1/26/1996                                                                         A-1+        5,000,000
              --------------------------------------------------------------------------
   3,000,000  Massachusetts HEFA, 3.90% CP (Fallon Heathcare System)/ (Sanwa Bank Ltd,
              Osaka LOC), Mandatory Tender 11/28/1995                                           A-1+        3,000,000
              --------------------------------------------------------------------------
     800,000  Massachusetts Municipal Wholesale Electric Company, Variable Rate Power
              Supply System Revenue Bonds (1994 Series C) Weekly VRDNs (Canadian
              Imperial Bank of Commerce, Toronto LOC)                                           A-1+          800,000
              --------------------------------------------------------------------------






MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------





 PRINCIPAL                                                                                CREDIT
   AMOUNT                                                                                 RATING*        VALUE
------------  ------------------------------------------------------------------------  -----------  --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------------
              MASSACHUSETTS--CONTINUED
              --------------------------------------------------------------------------
$  2,400,000  Massachusetts Port Authority, (Series 1995A) Daily VRDNs (Landesbank
              Hessen-Thueringen, Frankfurt LOC)                                                 A-1+   $    2,400,000
              --------------------------------------------------------------------------
   3,270,000  Massachusetts State HFA, Multi-Family Housing Refunding Bonds (1995 Series
              A), 5.00% (MBIA Insurance Corporation INS), 7/1/1996                             NR(1)        3,287,798
              --------------------------------------------------------------------------
   4,000,000  Massachusetts Water Resources Authority, (Series 1994), 3.80% CP (Morgan
              Guaranty Trust Co., New York LOC), Mandatory Tender 12/13/1995                    A-1+        4,000,000
              --------------------------------------------------------------------------
   1,000,000  Massachusetts, IFA Weekly VRDNs (Berkshire, MA School)/ (National
              Westminster Bank, PLC, London LOC)                                               VMIG1        1,000,000
              --------------------------------------------------------------------------
   1,300,000  Massachusetts, IFA Weekly VRDNs (Groton School)/(National Westminster
              Bank, PLC, London LOC)                                                           VMIG1        1,300,000
              --------------------------------------------------------------------------
   8,000,000  Massachusetts, IFA Weekly VRDNs (Kendall Square Entity)/ (State Street
              Bank and Trust Co. LOC)                                                            P-1        8,000,000
              --------------------------------------------------------------------------



     500,000  Massachusetts, IFA Weekly VRDNs (New England Deaconess Associates)/(Banque
              Paribas, Paris LOC)                                                                A-1          500,000
              --------------------------------------------------------------------------
   1,100,000  Massachusetts, IFA, (1991 Issue), 5.25% TOBs (St. Mark's School of
              Southborough, Inc.)/(Barclays Bank PLC, London LOC), Mandatory Tender
              1/9/1996                                                                         VMIG1        1,100,000
              --------------------------------------------------------------------------
     300,000  Massachusetts, IFA, (Series 1992) Weekly VRDNs (Holyoke Water Power
              Co.)/(Canadian Imperial Bank of Commerce, Toronto LOC)                           VMIG1          300,000
              --------------------------------------------------------------------------
   2,000,000  Massachusetts, IFA, (Series 1992B), 3.75% CP (New England Power Co.),
              Mandatory Tender 11/27/1995                                                        A-1        2,000,000
              --------------------------------------------------------------------------
   5,000,000  Massachusetts, IFA, (Series 1992B), 3.80% CP (New England Power Co.),
              Mandatory Tender 2/13/1996                                                         A-1        5,000,000
              --------------------------------------------------------------------------
   5,800,000  Massachusetts, IFA, (Series 1995) Weekly VRDNs (Whitehead Institute for
              Biomedical Research)                                                             VMIG1        5,800,000
              --------------------------------------------------------------------------
     925,000  Massachusetts, IFA, (Series A) Weekly VRDNs (Hockomock YMCA)/(Bank of Nova
              Scotia, Toronto LOC)                                                               P-1          925,000
              --------------------------------------------------------------------------






MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------





 PRINCIPAL                                                                                CREDIT
   AMOUNT                                                                                 RATING*        VALUE
------------  ------------------------------------------------------------------------  -----------  --------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------------------
              MASSACHUSETTS--CONTINUED
              --------------------------------------------------------------------------
$  4,000,000  Massachusetts, IFA, (Series B) Weekly VRDNs (Williston North Hampton
              School)/(National Westminster Bank, PLC, London LOC)                              A-1+   $    4,000,000
              --------------------------------------------------------------------------
   6,000,000  Massachusetts, IFA, Variable Rate Demand Revenue Bonds (Series 1995)
              Weekly VRDNs (Emerson College Issue)/ (Baybank, Burlington, MA LOC)                P-2        6,000,000
              --------------------------------------------------------------------------
   1,000,000  Massachusetts, IFA, Variable Rate Refunding Revenue Bonds 1994 Project
              Daily VRDNs (Showa Womens Institute Boston, Inc.)/(Fuji Bank, Ltd., Tokyo
              LOC)                                                                             VMIG1        1,000,000
              --------------------------------------------------------------------------
   5,600,000  New Bedford, MA, 4.60% BANs (Fleet National Bank, Providence, R.I. LOC),
              3/15/1996                                                                          P-1        5,614,145
              --------------------------------------------------------------------------
   2,500,000  North Adams, MA, 4.24% BANs, 6/30/1996                                           NR(3)        2,501,422
              --------------------------------------------------------------------------
   2,297,900  North Attleborough, MA, 4.65% BANs, 4/19/1996                                    NR(3)        2,299,886
              --------------------------------------------------------------------------
   5,300,000  Springfield, MA , 4.40% BANs (Fleet National Bank, Providence, R.I. LOC),



              2/9/1996                                                                           P-1        5,308,469
              --------------------------------------------------------------------------
   4,000,000  Springfield, MA , 4.50% BANs (Fleet National Bank, Providence, R.I. LOC),
              2/9/1996                                                                           P-1        4,006,426
              --------------------------------------------------------------------------               --------------
              TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                                                 $  145,229,041
              --------------------------------------------------------------------------               --------------






  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

 (a) Denotes a restricted security which is subject to restrictions or resale under Federal Securities laws. These securities have been determined to be liquid under criteria established by the Board of Trustees at the end of the period, these securities amounted to $8,465,000 which represents 5.8% of net assets.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($146,207,706) at October 31, 1995.


The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
BANs--Bond Anticipation Notes
CP--Commercial Paper
GO--General Obligation
HEFA--Health and Education Facilities Authority
HFA--Housing Finance Authority
IDA--Industrial Development Authority
IFA--Industrial Finance Authority



INS--Insured
LIQ--Liquidity Agreement
LOC--Letter of Credit
LT--Limited Tax
MBIA--Municipal Bond Investors Assurance
PLC--Public Limited Company
PRF--Prerefunded
TOBs--Tender Option Bonds
VRDNs--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)


MASSACHUSETTS MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------





ASSETS:
------------------------------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                                            $  145,229,041
------------------------------------------------------------------------------------------------------
Cash                                                                                                           181,475
------------------------------------------------------------------------------------------------------
Income receivable                                                                                            1,052,777
------------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                         958
------------------------------------------------------------------------------------------------------
Deferred expenses                                                                                                1,248
------------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                          146,465,499
------------------------------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------------------
Income distribution payable                                                                 $  219,077
------------------------------------------------------------------------------------------
Accrued expenses                                                                                38,716
------------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                         257,793
------------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 146,207,706 shares outstanding                                                           $  146,207,706
------------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------------------------------------------



INSTITUTIONAL SERVICE SHARES:
------------------------------------------------------------------------------------------------------
($99,627,788 / 99,627,788 shares outstanding)                                                                    $1.00
------------------------------------------------------------------------------------------------------  --------------
BAYFUNDS SHARES:
------------------------------------------------------------------------------------------------------
($46,579,918 / 46,579,918 shares outstanding)                                                                    $1.00
------------------------------------------------------------------------------------------------------  --------------





(See Notes which are an integral part of the Financial Statements)




MASSACHUSETTS MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------



INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------------
Interest                                                                                                  $  5,286,218
--------------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------------
Investment advisory fee                                                                       $  686,918
--------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                        155,000
--------------------------------------------------------------------------------------------
Custodian fees                                                                                    36,851
--------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                          47,328
--------------------------------------------------------------------------------------------
Sub-transfer agent fees--BayFunds Shares                                                          20,832
--------------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                          1,447
--------------------------------------------------------------------------------------------
Auditing fees                                                                                     14,671
--------------------------------------------------------------------------------------------
Legal fees                                                                                         2,692
--------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                         40,267
--------------------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                           232,505
--------------------------------------------------------------------------------------------



Shareholder services fee--BayFunds Shares                                                        110,936
--------------------------------------------------------------------------------------------
Share registration costs                                                                          17,284
--------------------------------------------------------------------------------------------
Printing and postage                                                                              16,615
--------------------------------------------------------------------------------------------
Insurance premiums                                                                                 5,740
--------------------------------------------------------------------------------------------
Miscellaneous                                                                                      9,888
--------------------------------------------------------------------------------------------  ----------
     Total expenses                                                                            1,398,974
--------------------------------------------------------------------------------------------
Waivers--
-------------------------------------------------------------------------------
     Waiver of investment advisory fee                                           $  (276,299)
-------------------------------------------------------------------------------
     Waiver of shareholder services fee--Institutional Service Shares               (232,505)
-------------------------------------------------------------------------------
     Waiver of shareholder services fee--BayFunds Shares                            (110,936)
-------------------------------------------------------------------------------  -----------
       Total waivers                                                                            (619,740)
--------------------------------------------------------------------------------------------  ----------
          Net expenses                                                                                         779,234
--------------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                      $  4,506,984
--------------------------------------------------------------------------------------------------------  ------------





(See Notes which are an integral part of the Financial Statements)




MASSACHUSETTS MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1995              1994
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------------------------
Net investment income                                                              $      4,506,984   $     2,717,161
--------------------------------------------------------------------------------  ------------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------------------------
Distributions from net investment income
--------------------------------------------------------------------------------
  Institutional Service Shares                                                           (3,066,535)       (2,037,982)
--------------------------------------------------------------------------------
  BayFunds Shares                                                                        (1,440,449)         (679,179)
--------------------------------------------------------------------------------  ------------------  ---------------
     Change in net assets resulting from distributions to shareholders                   (4,506,984)       (2,717,161)
--------------------------------------------------------------------------------  ------------------  ---------------
SHARE TRANSACTIONS--
--------------------------------------------------------------------------------
Proceeds from sale of shares                                                            371,068,422       349,831,127
--------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                                  2,255,146         1,275,493
--------------------------------------------------------------------------------



Cost of shares redeemed                                                                (359,040,754)     (321,848,920)
--------------------------------------------------------------------------------  ------------------  ---------------
     Change in net assets resulting from share transactions                              14,282,814        29,257,700
--------------------------------------------------------------------------------  ------------------  ---------------
          Change in net assets                                                           14,282,814        29,257,700
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Beginning of period                                                                     131,924,892       102,667,192
--------------------------------------------------------------------------------  ------------------  ---------------
End of period                                                                      $    146,207,706   $   131,924,892
--------------------------------------------------------------------------------  ------------------  ---------------





(See Notes which are an integral part of the Financial Statements)




MASSACHUSETTS MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

 (1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of fifteen non-diversified portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and BayFund Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     CONCENTRATION OF CREDIT RISK--Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1995,



     55.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit for any one institution or agency does not exceed 10.3% of total investments.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

    Additional information on each restricted security held at October 31, 1995 is as follows:



                       SECURITY                            ACQUISITION DATE      ACQUISITION COST

Clipper, MA, Tax Exempt Trust, Weekly
VRDNs (State Street Bank and Trust Co. LIQ)                      5/15/95           $  5,000,000

Clipper, MA, Tax Exempt Trust, (Series
1993-1) Weekly VRDNs (State Street Bank
and Trust Co. LIQ)                                               6/30/95           $  3,465,000





     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1995, capital paid-in aggregated $146,207,706.

MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

Transactions in shares were as follows:



                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1995            1994
INSTITUTIONAL SERVICE SHARES
----------------------------------------------------------------------------------
Shares sold                                                                            337,436,671     298,784,520
----------------------------------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                                                          814,368         594,441
----------------------------------------------------------------------------------
Shares redeemed                                                                       (328,636,637)   (293,889,923)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from
     Institutional Service share transactions                                            9,614,402       5,489,038
----------------------------------------------------------------------------------  --------------  --------------




                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1995            1994
BAYFUNDS SHARES
----------------------------------------------------------------------------------
Shares sold                                                                             33,631,751      51,046,608
----------------------------------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                                                        1,440,778         681,051
----------------------------------------------------------------------------------
Shares redeemed                                                                        (30,404,117)    (27,958,997)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from
     BayFunds share transactions                                                         4,668,412      23,768,662
----------------------------------------------------------------------------------  --------------  --------------
          Net change resulting from share transactions                                  14,282,814      29,257,700
----------------------------------------------------------------------------------  --------------  --------------





(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

     ADMINISTRATIVE FEE--Federated Administrative Services under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

     SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets for Institutional Service Shares for the period. Under the terms of a Shareholder Services Agreement with BayBank Systems, Inc., the Fund will pay BayBank Systems, Inc. up to .25 of 1% of average daily net assets for BayFunds Shares for the period. These fees are to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntarily waiver at any time at its sole discretion.

     TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

     PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     ORGANIZATIONAL EXPENSES--Organizational expenses of $44,840 and start-up administrative service expenses of $43,014 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational and start-up administrative expenses during the five year period following May 18, 1990 (the date the Fund became effective). For the period ended October 31, 1995, the Fund paid $3,869 and $4,291, respectively, pursuant to this agreement. During the period, the Fund completed its obligation for organizational and start-up administrative expenses pursuant to this agreement.

     INTERFUND TRANSACTIONS--During the period ended October 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/or common officers. These transactions were made at current market value pursuant to rule 17a-7 under the Act amounting to $189,150,000 and $215,560,000, respectively.



     GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.




REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(Massachusetts Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of Massachusetts Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights (see pages 3 and 21 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Massachusetts Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 15, 1995



                       THIS PAGE INTENTIONALLY LEFT BLANK


                       THIS PAGE INTENTIONALLY LEFT BLANK

-------------------------------------------------------------------------------



                                   ADDRESSES

                       Massachusetts Municipal Cash Trust
                                BayFunds Shares
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779

                                  DISTRIBUTOR
                           Federated Securities Corp.
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779

                               INVESTMENT ADVISER
                              Federated Management
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779


                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                           Federated Services Company
                                 P.O. Box 8600
                        Boston, Massachusetts 02266-8600



                               SUB-TRANSFER AGENT
                               DST Systems, Inc.



                              210 West 10th Street
                          Kansas City, Missouri 64105


                          SHAREHOLDER SERVICING AGENT
                             BayBank Systems, Inc.
                          One BayBank Technology Place
                          Waltham, Massachusetts 02154

                                   CUSTODIAN
                      State Street Bank and Trust Company
                                 P.O. Box 1119
                          Boston, Massachusetts 02266

                         INDEPENDENT PUBLIC ACCOUNTANTS
                              Arthur Andersen LLP
                               2100 One PPG Place
                         Pittsburgh, Pennsylvania 15222



                     MASSACHUSETTS MUNICIPAL CASH TRUST
                 (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                             BAYFUNDS(R) SHARES
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus for BayFunds Shares of Massachusetts Municipal Cash Trust (the "Fund") dated December 31, 1995. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-BAYFUND (1-800-229-3863).
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
   Statement dated December 31, 1995
FEDERATED SECURITIES CORP.
Distributor
A subsidiary of FEDERATED INVESTORS



INVESTMENT POLICIES              3

 ACCEPTABLE INVESTMENTS          3
 PARTICIPATION INTERESTS         3
 MUNICIPAL LEASES                3
 RATINGS                         4
 WHEN-ISSUED AND DELAYED DELIVERY
  TRANSACTIONS                   5
 REPURCHASE AGREEMENTS           5
 CREDIT ENHANCEMENT              6
 INVESTMENT LIMITATIONS          6
 REGULATORY COMPLIANCE          10
 MASSACHUSETTS INVESTMENT RISKS 11
FEDERATED MUNICIPAL TRUST
MANAGEMENT                      13

 FUND OWNERSHIP                 22
 TRUSTEES' COMPENSATION         22
 TRUSTEE LIABILITY              24
INVESTMENT ADVISORY SERVICES    24

 ADVISER TO THE FUND            24
 ADVISORY FEES                  25
BROKERAGE TRANSACTIONS          26

OTHER SERVICES                  27

 FUND ADMINISTRATION            27
 CUSTODIAN                      27



 TRANSFER AGENT AND DIVIDEND
  DISBURSING AGENT              28
 SUB-TRANSFER AGENT             28
 INDEPENDENT PUBLIC ACCOUNTANTS 28
SHAREHOLDER SERVICING AGENT     28

 EXCHANGING SECURITIES FOR SHARES29
DETERMINING NET ASSET VALUE     29

 REDEMPTION IN KIND             30
MASSACHUSETTS PARTNERSHIP LAW   31

 THE FUND'S TAX STATUS          32
 MASSACHUSETTS STATE INCOME TAX 32
PERFORMANCE INFORMATION         33

 YIELD                          33
 EFFECTIVE YIELD                34
 TOTAL RETURN                   34
 PERFORMANCE COMPARISONS        34
ABOUT FEDERATED INVESTORS       35

APPENDIX                        36



INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security, the issuer of any demand feature applicable to the security, or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing participation interests having a seven day demand feature, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Ratings Group ("S&P"), or MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or FIN-1+, FIN-1 and FIN-2 by Fitch Investor Services, Inc. are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest categories. See "Regulatory Compliance."


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price and yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy, pursuant to guidelines established by the Trustees.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
INVESTMENT LIMITATIONS
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for the clearance of transactions.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.



     The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.
  DIVERSIFICATION OF INVESTMENTS
     With regard to at least 50% of its total assets, no more than 5% of its total assets are to be invested in the securities of a single issuer, and no more than 25% of its total assets are to be invested in the securities of a single issuer at the close of each quarter of each fiscal year. Under this limitation, each governmental subdivision, including states, territories, possessions of the United States or their political subdivisions, agencies, authorities, instrumentalities, or similar entities will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial development bonds backed only by the assets and revenues of a nongovernmental issuer are considered to be issued solely by that issuer. If, in the case of an industrial development bond or government-issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.
  INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except that it may acquire publicly or nonpublicly issued Massachusetts municipal securities or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations.
  CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects.



     However, the Fund may invest as temporary investments more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not purchase securities of other investment companies except as part of a merger, consolidation, reorganization, or other acquisition.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in industrial development bonds or other municipal securities where the principal and interest are the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Fund's investment adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
  DEALING IN PUTS AND CALLS
     The Fund will not purchase or sell puts, calls, straddles, spreads, or any combination of them, except that the Fund may purchase municipal securities accompanied by agreements of sellers to repurchase them at the Fund's option.
  INVESTING IN MINERALS
     The Fund will not purchase or sell oil, gas, or other mineral exploration or development programs or leases.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable fixed time deposits with maturities over seven days.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
MASSACHUSETTS INVESTMENT RISKS
The Fund invests in obligations of Massachusetts issuers which results in the Fund's performance being subject to risks associated with the overall economic conditions present within Massachusetts (the "Commonwealth"). The following information is a brief summary of the recent prevailing economic conditions and a general summary of the Commonwealth's financial status. This information is based on official statements relating to securities that have been offered by Massachusetts issuers and from other sources believed to be reliable but should not be relied upon as a complete description of all relevant information.
The Commonwealth has a diverse economy with manufacturing, education, health care, computers and financial services all being significant contributors. Massachusetts is generally considered the leader in research and development within the biotechnology, software and robotics industries as well as having many highly prestigious universities. In addition to a highly skilled and educated workforce, the Commonwealth has one of the higher average per capita incomes in this country.
Beginning in the late 1980's, economic growth in the New England region and Massachusetts, in particular, slowed and showed pronounced deterioration in the construction, real estate, financial and manufacturing sectors. Between 1988 and 1992 there were massive job losses that resulted in a 10% reduction in the work force. Also, over the same period, property values in the region experienced a similar decline. More recently the Massachusetts economy has experienced a slight recovery, however at a slower pace than the nation and there are signs that this recovery may be slowing.
The two major revenue sources available to cities and towns in Massachusetts are local property taxes and local aid from the Commonwealth. Property taxes are subject to limitations imposed by a state-wide initiative approved by the voters in November, 1980 (commonly known as Proposition 2-1/2), which limits the property taxes that may be levied by any city or town in any fiscal year to the lesser of (i) 2.5% of the full valuation of the real estate and personal property therein or (ii) 2.5% over the previous year's levy limit plus any growth in the tax base from new construction. In recent years the decrease in property values due to the recession and the limitations of tax levy growth imposed by Prop 2-1/2 have resulted in budget constraints for many cities and towns.
The overall financial condition of the Commonwealth can also be illustrated by the changes of its debt ratings. During the period in which the Commonwealth has experienced its financial difficulties beginning in 1988, its general obligation long-term debt ratings as determined by Moody's and S&P decreased from Aa and AA+, respectively, to a low of Baa and BBB. Since then the Commonwealth has had its debt ratings raised by the two rating agencies to A1 and A+ (Moody's and S&P) reflecting its improved fiscal performance.
The Fund's concentration in securities issued by the Commonwealth and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the Commonwealth or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the Commonwealth; and the underlying fiscal condition of the Commonwealth and its municipalities.
FEDERATED MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.




John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.




William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.



 James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee



Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Glen R. Johnson *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.




Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.



Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management



Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.




J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of



some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and



Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.




David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Vice President, Federated Administrative Services; Treasurer of some of the Funds.



* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market



Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
The Officers and Trustees, as a group, do not own more than 1% of the outstanding shares of the Fund.
As of December 4, 1995, the following shareholders of record owned 5% or more of the outstanding BayFunds Shares of the Fund: John & Co., Burlington, Massachusetts owned approximately 48,086,126 shares (100%).
As of December 4, 1995, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Fund: State Street Bank, North Qunicy, Massachusetts (as record owner holding Institutional Services Shares for its clients) owned approximately 16,017,267 (16.02%) shares, John & Co., Burlington, Massachusetts owned approximately 19,517,013 (19.52%) shares, and State Street Bank, North Qunicy, Massachusetts (as record owner holding Institutional Services Shares for its clients) owned approximately 17,899,340 (17.90%) shares.


TRUSTEES' COMPENSATION


                  AGGREGATE



NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*#          FROM FUND COMPLEX +


John F. Donahue, $ -0-     $ -0- for the Trust and
Chairman and Trustee          68 other investment companies in the Fund
Complex
Thomas G. Bigley,$2,458    $20,688 for the Trust and
Trustee                    49 other investment companies in the Fund Complex
John T. Conroy, Jr.,       $3,520  $117,202 for the Trust and
Trustee                    64 other investment companies in the Fund Complex
William J. Copeland,       $3,520  $117,202 for the Trust and
Trustee                    64 other investment companies in the Fund Complex
James E. Dowd,   $3,520    $117,202 for the Trust and
Trustee                    64 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.,   $3,166  $106,460 for the Trust and
Trustee                    64 other investment companies in the Fund Complex
Edward L. Flaherty, Jr.,   $3,520  $117,202 for the Trust and
Trustee                    64 other investment companies in the Fund Complex
Glen R. Johnson, $ -0-     $0 for the Trust and
President and Trustee         8 other investment companies in the Fund
Complex
Peter E. Madden, $2,757    $90,563 for Trust and
Trustee                    64 other investment companies in the Fund Complex
Gregor F. Meyer, $3,166    $106,460 for the Trust and
Trustee                    64 other investment companies in the Fund Complex
John E. Murray, Jr.,       $1,762  $0 for the Trust and



Trustee                    68 other investment companies in the Fund Complex

Wesley W. Posvar,$3,166    $106,460 for the Trust and
Trustee                    64 other investment companies in the Fund Complex

Marjorie P. Smuts,         $3,166  $106,460 for the Trust and
Trustee                    64 other investment companies in the Fund Complex


*Information is furnished for the fiscal year ended October 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of 15 portfolios.
+The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Federated Management (the "Adviser"). It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. During the fiscal years ended October 31, 1995, 1994, and 1993, the Adviser earned $686,918, $643,293, and $498,975, respectively, of which $276,299, $445,711, and $427,232, respectively, were voluntarily waived because of undertakings to limit the Fund's expenses.
  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this expense limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.



BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.
The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended October 31, 1995, the Trust paid no brokerage commissions. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Fund's administrator. For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators." For the fiscal year ended October 31, 1995, 1994, and 1993, the Administrators earned $155,000, $195,483, and $253,380, respectively. Dr. Henry J. Gailliot, an officer of Federated Management, the Adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services, Inc.
CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.



TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, a subsidiary of Federated Investors, serves as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.
Federated Services Company also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
SUB-TRANSFER AGENT
DST Systems, Inc., Kansas City, Missouri, is the sub-transfer agent for the Shares of the Fund. The Institutional Service Shares class has no sub-transfer agent.
INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, Pennsylvania.
SHAREHOLDER SERVICING AGENT

Under a Shareholder Servicing Plan, the Fund may pay a fee to BayBank Systems, Inc., as shareholder servicing agent, for services provided which are necessary for the maintenance of shareholder accounts. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balance; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. For the fiscal years ended October 31, 1995 and 1994, payments in the amount of $110,936 and $19,343, respectively, were made to the shareholder servicing agent. EXCHANGING SECURITIES FOR SHARES
The Fund may accept securities in exchange for Shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable.
Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value and must be liquid. The Fund acquires the exchanged securities for investment and not for resale. The market value of any securities exchanged in an initial investment plus any cash, must be at least $25,000.
Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One Share of the Fund will be issued for each equivalent amount of securities accepted.
Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.
DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value. REDEMPTION IN KIND
The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
  MONTHLY STATEMENTS
     Shareholders of the Fund who have eligible BayBanks deposit accounts will receive combined monthly statements containing all information relating to their deposit account(s) and BayFunds transactions.
  COMPANION ACCOUNT AVAILABILITY
     Certain BayBanks deposit account customers may elect to open a companion BayFunds account to facilitate BayFunds transactions.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them.



THE FUND'S TAX STATUS
To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
MASSACHUSETTS STATE INCOME TAX
Individual shareholders of the Fund who are subject to Massachusetts income taxation will not be required to pay Massachusetts income tax on that portion of their dividends which are attributable to: interest earned on Massachusetts tax-free municipal obligations; gain from the sale of certain of such obligations; and interest earned on obligations of United States territories or possessions, to the extent interest on such obligations is exempt from taxation by the state pursuant to federal law. All remaining dividends will be subject to Massachusetts income tax.
If a shareholder of the Fund is a Massachusetts business corporation or any foreign business corporation which exercises its charter, qualifies to do business, actually does business or owns or uses any part of its capital, plant or other property in Massachusetts, then it will be subject to Massachusetts excise taxation either as a tangible property corporation or as an intangible property corporation. If the corporate shareholder is a tangible property corporation, it will be taxed upon its net income allocated to Massachusetts and the value of certain tangible property. If it is an intangible property corporation, it will be taxed upon its net income and net worth allocated to Massachusetts. Net income is gross income less allowable deductions for federal income tax purposes, subject to specified modifications. Dividends received from the Fund are includable in gross income and generally may not be deducted by a corporate shareholder in computing its net income. The corporation's shares in the Fund are not includable in the computation of the tangible property base of a tangible property corporation, but are includable in the computation of the net worth base of an intangible property corporation.
Shares of Massachusetts Municipal Cash Trust will be exempt from local property taxes in Massachusetts.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The Fund calculates its yield based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.



The yield for the seven-day period ended October 31, 1995 for the BayFunds Shares of the Fund was 3.32%.
EFFECTIVE YIELD
The Fund calculates its effective yield by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
The effective yield for the seven-day period ended October 31, 1995 for the BayFunds Shares of the Fund was 3.37%.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
For the one-year period ended October 31, 1995, and for the period from March 8, 1993 (date of initial public investment) to October 31, 1995, the average annual total returns were 3.30% and 2.46%, respectively, for the BayFunds Shares of the Fund.


PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   O LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
From time to time as it deems appropriate, the Fund may advertise the performance of its shares using charts, graphs and description, compared to federally insured bank products, including certificates of deposit and time deposits, and to money market funds using the Lipper Analytical Services money market instruments average. Unlike federally insured bank products, the shares of the Fund are not insured.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making - structured, straightforward, and consistent.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.



In the municipal sector, as of December 31, 1994, Federated Investors managed 18 bond funds with approximately $1.9 billion in assets and 18 money market funds with approximately $6.6 billion in total assets. In 1976, Federated Investors introduces one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities.
William D. Dawson, Executive Vice President, oversees Federated Investor's domestic fixed income management.


APPENDIX

STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1      Very strong or strong capacity to pay principal and interest.
   Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2      Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.) COMMERCIAL PAPER (CP) RATINGS



An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1       This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2       Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA  Debt rated "AAA" has the highest rating assigned by S&P.  Capacity to
pay interest and    repay principal is extremely strong.
AA   Debt rate "AA" has a very strong capacity to pay interest and repay
principal and differs    from the highest    rated issues only in small
degree.
A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODY'S INVESTORS SERVICE, INC.
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG1      This designation denotes best quality.  There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.



MIG2      This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.


VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
COMMERCIAL PAPER (CP) RATINGS
P-1            Issuers rated PRIME-1 (or related supporting institutions)
     have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity
P-2            Issuers rated PRIME-2 (or related supporting institutions)
     have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA            Bonds which are rated AAA are judged to be of the best
     quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes is can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-
     term risks appear   somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.
NR(1)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AAA" by S&P or "AAA" by Moody's.
NR(2)     The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "AA" by Moody's.
NR(3)     The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.


Cusip 314229832





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GEORGIA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
PROSPECTUS

The shares of Georgia Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Georgia municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Georgia, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and the income tax imposed by the State of Georgia consistent with stability of principal and liquidity.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Georgia Municipal Securities                                                 5
  Investment Risks                                                             6
  Non-Diversification                                                          6
  Investment Limitations                                                       7

FUND INFORMATION                                                               7
------------------------------------------------------

  Management of the Fund                                                       7
  Distribution of Shares                                                       8
  Administration of the Fund                                                   8

NET ASSET VALUE                                                                9
------------------------------------------------------

HOW TO PURCHASE SHARES                                                         9
------------------------------------------------------
  Special Purchases Shares                                                    10

HOW TO REDEEM SHARES                                                          10
------------------------------------------------------
  Special Redemption Features                                                 11

ACCOUNT AND SHARE INFORMATION                                                 12
------------------------------------------------------

TAX INFORMATION                                                               13
------------------------------------------------------
  Federal Income Tax                                                          13
  State and Local Taxes                                                       13

PERFORMANCE INFORMATION                                                       14
------------------------------------------------------

FINANCIAL STATEMENTS                                                          15
------------------------------------------------------

REPORT OF INDEPENDENT
  PUBLIC ACCOUNTANTS                                                          27
------------------------------------------------------

ADDRESSES                                                                     28
------------------------------------------------------

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)........................................              None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)........................................              None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)......................              None
Redemption Fee (as a percentage of amount redeemed, if applicable)...........              None
Exchange Fee.................................................................              None
                                ANNUAL FUND OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver)(1).............................................             0.09%
12b-1 Fee....................................................................              None
Total Other Expenses.........................................................             0.50%
     Shareholder Services Fee................................................    0.25%
          Total Operating Expenses(2)........................................             0.59%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The total Fund operating expenses in the table above are based on expenses expected during the fiscal year ending October 31, 1996. The total operating expenses were 0.25% for the fiscal year ended October 31, 1995 and would have been 1.00% absent the voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses.

  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                      EXAMPLE                           1 year     3 years     5 years     10 years
----------------------------------------------------    ------     -------     -------     --------
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return and (2)
  redemption at the end of each time period.........      $6         $19         $33         $ 74


  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

GEORGIA MUNICIPAL CASH TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Reference is made to the Report of Independent Public Accountants on page 27.

                                                                             PERIOD ENDED
                                                                          OCTOBER 31, 1995(A)
                                                                          -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                             $1.00
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------
  Net investment income                                                           0.01
---------------------------------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------------------------------
  Distributions from net investment income                                       (0.01)
---------------------------------------------------------------------            -----
NET ASSET VALUE, END OF PERIOD                                                   $1.00
---------------------------------------------------------------------            -----
TOTAL RETURN(B)                                                                   0.73%
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------
  Expenses                                                                        0.25%*
---------------------------------------------------------------------
  Net investment income                                                           3.81%*
---------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                0.75%*
---------------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                     $111,278
---------------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from August 22, 1995, (date of initial public investment) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The Fund is designed for financial institutions acting in an agency or fiduciary capacity as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in short-term Georgia municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Georgia taxpayers because it invests in municipal securities of that state. A minimum initial investment of $10,000 within a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the State of Georgia consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of Georgia municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax Georgia state income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Georgia and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and Georgia state income tax ("Georgia Municipal Securities"). Examples of Georgia Municipal Securities include, but are not limited to:

     - tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

     - bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

     - municipal commercial paper and other short-term notes;

     - variable rate demand notes;

     - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

     - participation, trust and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     PARTICIPATION INTERESTS. The Fund may purchase interests in Georgia Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Georgia Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.

The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Georgia Municipal Securities is subject to the federal alternative minimum tax.

GEORGIA MUNICIPAL SECURITIES

Georgia Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Georgia Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Georgia Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Georgia Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Georgia Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Georgia Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Georgia Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Georgia Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Georgia Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

NON-DIVERSIFICATION

The Fund is non-diversified. An investment in the Fund, therefore, will entail greater risk than would exist if it were diversified because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.
FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of Fund shares, computed at an annual rate, to obtain certain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor may pay financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide certain services to shareholders. These services may include, but are not limited to, distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of shares. Any fees paid for these services by the distributor will be reimbursed by the adviser and not the Fund.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting ser-

vices) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

                                                    AVERAGE AGGREGATE
                    MAXIMUM FEE                      DAILY NET ASSETS
          --------------------------------   -----------------------------------
                     .15 of 1%                  on the first $250 million
                     .125 of 1%                  on the next $250 million
                     .10 of 1%                   on the next $250 million
                     .075 of 1%              on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $10,000 or more within a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.
In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.


PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 1:00 p.m. (Eastern time). The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Georgia Municipal Cash Trust; Fund Number (This number can be found on the account statement or by contacting the Fund.); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to:
Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Georgia Municipal Cash Trust. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $10,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each shareholder has one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio, only shares of that portfolio are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

As of December 4, 1995, COBATCO, Columbus, GA owned 26.91% of the voting securities of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Georgia. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

GEORGIA TAXES. Under existing Georgia law, shareholders of the Fund will not be subject to individual or corporate Georgia income taxes on distributions from the Fund to the extent that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to (1) interest-bearing obligations issued by or on behalf of the State of Georgia or its political subdivisions, or (2) interest on obligations of the United States or of any other issuer whose obligations are exempt from state income taxes under federal law. Distributions, if any, derived from capital gains or other sources generally will be taxable for Georgia income tax purposes to shareholders of the Fund who are subject to the Georgia income tax. For purposes of the Georgia intangibles tax, shareholders may exclude from the share value of the Fund that portion of the total share value which is attributable to the value of United States obligations held in the Fund. To the extent that the Fund is comprised of other types of obligations, shares of the Fund will be taxable at the rate of 10 cents per $1000 in value of the shares held on January 1 of each year.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return, yield, effective yield, and tax-equivalent yield.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


GEORGIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------     -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--107.2%
-----------------------------------------------------------------------
                GEORGIA--107.2%
                -------------------------------------------------------
$ 1,000,000     Albany-Dougherty County, GA Hospital Authority,           VMIG1      $  1,000,000
                Refunding Revenue Anticipation Certificates
                (Series 1991) Weekly VRDNs (AMBAC INS)/
                (Credit Local de France LIQ)
                -------------------------------------------------------
  4,000,000     Athens-Clarke County, GA, (Series 1988), 3.80% CP         VMIG1         4,000,000
                (Rhone Merieux, Inc. Project)/(Societe Generale, Paris
                LOC), Mandatory Tender 11/7/1995
                -------------------------------------------------------
  1,600,000     Atlanta, GA, Urban Residential Finance Authority,          A-1          1,600,000
                Multifamily Housing Revenue Bonds (Series 1995) Weekly
                VRDNs (West End Housing Development Project)/
                (First Union National Bank, Charlotte, NC LOC)
                -------------------------------------------------------
  2,500,000     Atlanta, GA, Urban Residential Finance Authority,          A-1          2,500,000
                Multifamily Rental Housing Revenue Refunding Bonds
                (Series 1988A), 4.00% TOBs (West Paces Club Towers
                Project)/(Sanwa Bank Ltd, Osaka LOC), Optional
                Tender 2/1/1996
                -------------------------------------------------------
  3,980,000     Brunswick, GA, Housing Authority, (Series S93)             A-1          3,980,000
                Weekly VRDNs (Island Square Apartments)/
                (Columbus Bank and Trust Co., GA LOC)
                -------------------------------------------------------
  2,000,000     Burke County, GA Development Authority, (Series 1992A),    A-1+         2,000,000
                3.70% CP (Oglethorpe Power Corp.)/
                (Credit Suisse, Zurich LOC), Mandatory Tender 1/18/1996
                -------------------------------------------------------
  1,400,000     Burke County, GA Development Authority,                    A-1+         1,400,000
                (Series 1992A), 3.80% CP (Oglethorpe Power Corp.)/
                (Credit Suisse, Zurich LOC), Mandatory Tender 1/18/1996
                -------------------------------------------------------
  2,250,000     Carrolton, GA Payroll Development Authority,               P-1          2,250,000
                (Series 1993) Weekly VRDNs (Sunox, Inc. Project)/
                (First Union National Bank, Charlotte, NC LOC)
                -------------------------------------------------------




GEORGIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------     -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                GEORGIA--CONTINUED
                -------------------------------------------------------
$ 3,000,000     Cherokee County, GA Development Authority Weekly VRDNs     A-1+      $  3,000,000
                (Seaboard Farms of Canton, Inc. Project)/
                (Bank of Nova Scotia, Toronto LOC)
                -------------------------------------------------------
  2,155,000     Cherokee County, GA Development Authority, Variable        P-1          2,155,000
                Rate IDRB Weekly VRDNs (Morrison Products, GA)/
                (Society National Bank, Cleveland, OH LOC)
                -------------------------------------------------------
  3,945,000     Cobb County, GA IDA Weekly VRDNs (Atlanta RDC              P-1          3,945,000
                Co.)/(First Union National Bank, Charlotte, NC LOC)
                -------------------------------------------------------
  1,900,000     Cobb County, GA IDA, IDRB (Series 1995) Weekly VRDNs       A-1          1,900,000
                (Consolidated Engineering Company, Inc. Project)/
                (Nationsbank of Georgia, N.A. LOC)
                -------------------------------------------------------
  1,270,000     Columbia County, GA Development Authority,                 Aa2          1,270,000
                (Series 1991) Weekly VRDNs (Augusta Sportswear, Inc.
                Project)/(Wachovia Bank of Georgia NA, Atlanta LOC)
                -------------------------------------------------------
  6,405,000     Columbus, GA IDA Industrial & Port Development             A-1          6,405,000
                Commission, (Series 1992) Weekly VRDNs
                (Maine Street Village Partnership)/(Columbus Bank and
                Trust Co., GA LOC)
                -------------------------------------------------------
  1,575,000     Columbus, GA IDA, (Series 90B) Weekly VRDNs                A-1          1,575,000
                (R. P. Real Estate, Inc.)/(Columbus Bank and Trust Co.,
                GA LOC)
                -------------------------------------------------------
  6,000,000     Crisp County, GA Development Authority, (Series B),         A-          6,000,000
                4.30% TOBs (Masonite Corporation)/(International Paper
                Co. GTD), Optional Tender 9/1/1996
                -------------------------------------------------------
  1,775,000     De Kalb County, GA Development Authority, (Series 1992)    P-1          1,775,000
                Weekly VRDNs (House of Cheatham, Inc. Project)/
                (Nationsbank of Georgia, N.A. LOC)
                -------------------------------------------------------
    600,000     De Kalb County, GA Development Authority, (Series 1993)     A1            600,000
                Weekly VRDNs (Pet, Inc.)/(PNC Bank, N.A. LOC)
                -------------------------------------------------------
  1,850,000     De Kalb County, GA, 5.00% TANs, 12/29/1995                SP-1+         1,853,514
                -------------------------------------------------------




GEORGIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------     -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                GEORGIA--CONTINUED
                -------------------------------------------------------
$ 2,000,000     Forsythe County, GA Development Authority, IDRB            Aaa       $  2,000,000
                (Series 1995) Weekly VRDNs (American BOA, Inc.
                Project)/(Dresdner Bank Ag, Frankfurt LOC)
                -------------------------------------------------------
  9,240,000     Franklin County, GA Industrial Building Authority,         A-1+         9,240,000
                (Series 1995) Weekly VRDNs (Bosal Industries, Inc.)/
                (ABN AMRO Bank N.V., Amsterdam LOC)
                -------------------------------------------------------
  3,185,000     Fulco, GA Hospital Authority Weekly VRDNs                  A-1+         3,185,000
                (Piedmont Hospital)/(Trust Company Bank, Atlanta LOC)
                -------------------------------------------------------
   2,000,000     Fulco, GA Hospital Authority, (Series 1989), 3.70% CP     VMIG1         2,000,000
                (St. Joseph's Hospital of Atlanta)/(Trust Company Bank,
                Atlanta LOC), Mandatory Tender 1/17/1996
                -------------------------------------------------------
  4,470,000     Fulton County, GA Housing Authority, (Series 1994B)       VMIG1         4,470,000
                Weekly VRDNs (Champions Green Apartments Project)/
                (SouthTrust Bank of Alabama, Birmingham LOC)
                -------------------------------------------------------
  1,000,000     Fulton County, GA Housing Authority, Multifamily           A-1+         1,000,000
                Housing Revenue Refunding Bonds (Series 1994)
                Weekly VRDNs (Spring Creek Crossing Project)/
                (Wachovia Bank of Georgia NA, Atlanta LOC)
                -------------------------------------------------------
  2,200,000     Fulton County, GA IDA Weekly VRDNs                         P-1          2,200,000
                (Automatic Data Processing, Inc.)
                -------------------------------------------------------
  4,000,000     Fulton County, GA IDA Weekly VRDNs (C.K.S. Packaging,      P-1          4,000,000
                Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)
                -------------------------------------------------------
  2,000,000     Georgia State, 7.25% BONDs, 9/1/1996                       Aaa          2,055,021
                -------------------------------------------------------
  3,800,000     Gwinnett County, GA IDA Daily VRDNs (Volvo)/               P-1          3,800,000
                (Union Bank of Switzerland, Zurich LOC)
                -------------------------------------------------------
  2,000,000     Gwinnett County, GA, Certificates of Participation         AA+          2,056,373
                Water & Sewer, 7.75% BONDs, 8/1/1996
                -------------------------------------------------------
  3,180,000     La Grange, GA, Multi-Family Housing Authority, Revenue     P-1          3,180,000
                Bonds, 4.25% TOBs (Lee's Crossing Project Phase II)/
                (Barnett Bank of Jacksonville LOC), Optional Tender
                5/1/1996
                -------------------------------------------------------




GEORGIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------     -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                GEORGIA--CONTINUED
                -------------------------------------------------------
$ 3,000,000     La Grange, GA, Multi-Family Housing Authority, Revenue     P-1       $  3,000,000
                Bonds, 4.25% TOBs (Lee's Crossing Project Phase I)/
                (Barnett Bank of Jacksonville LOC), Optional Tender
                5/1/1996
                -------------------------------------------------------
  1,000,000     Macon-Bibb County, GA Industrial Authority, IDRB           A-1          1,000,000
                (Series 1990) Weekly VRDNs (Diamond Plastics
                Corporation Project)/(Nationsbank, N.A. (Carolinas)
                LOC)
                -------------------------------------------------------
  1,280,000     Macon-Bibb County, GA Urban Development Authority,         A-1+         1,280,000
                Refunding Revenue Bonds (Series 1995) Weekly VRDNs
                (Macon Hotel Investors Project)/
                (NBD Bank, N.A., Detroit, MI LOC)
                -------------------------------------------------------
  2,800,000     Municipal Electric Authority of Georgia, (Series           A-1          2,800,000
                1994D), 4.00% CP (Credit Suisse, Zurich LIQ), Mandatory
                Tender 12/12/1995
                -------------------------------------------------------
  1,600,000     Municipal Electric Authority of Georgia, 3.85% CP,         A-1          1,600,000
                Mandatory Tender 12/8/1995
                -------------------------------------------------------
  4,500,000     Richmond County, GA Development Authority,                 A-1+         4,500,000
                Solid Waste Disposal Revenue Bonds, (Series 1995)
                Weekly VRDNs (Federal Paper Board Co., Inc.)/
                (Wachovia Bank of Georgia NA, Atlanta LOC)
                -------------------------------------------------------
  3,500,000     Rockdale County, GA Development Authority, (Series         Aa3          3,500,000
                1995) Weekly VRDNs (Great Southern Wood Preserving
                Co.)/(Sun Bank NA, Orlando LOC)
                -------------------------------------------------------
  2,500,000     Rockdale County, GA Hospital Authority, Revenue           VMIG1         2,500,000
                Anticipation Certificates (Series 1994) Weekly VRDNs
                (Rockdale Hospital)/(Trust Company Bank, Atlanta LOC)
                -------------------------------------------------------
  5,750,000     Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home        P-1          5,750,000
                Depot, Inc.)
                -------------------------------------------------------
  1,000,000     Savannah, GA Housing Authority, Multi-Family Housing       A-1          1,000,000
                Revenue Bonds (Series 1985 B) Weekly VRDNs (Somerset
                Wharf Project)/(Amsouth Bank N.A., Birmingham LOC)
                -------------------------------------------------------




GEORGIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL                                                                CREDIT
  AMOUNT                                                                  RATING*       VALUE
-----------     -------------------------------------------------------   -------    ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-----------------------------------------------------------------------
                GEORGIA--CONTINUED
                -------------------------------------------------------
$ 1,500,000     Screven County, GA IDA, (Series 1995) Weekly VRDNs         Aa3       $  1,500,000
                (Sylvania Yarn Systems, Inc. Project)/(Trust Company
                Bank, Atlanta LOC)
                -------------------------------------------------------
  1,000,000     Wayne County, GA, IDA, Revenue Bonds, (Series 1995)        A-1          1,000,000
                Weekly VRDNs (Harsco Corp.)/(Nationsbank, N.A.
                (Carolinas) LOC)
                -------------------------------------------------------
  1,500,000     Whitfield County, GA Development Authority Weekly VRDNs     NR          1,500,000
                (Franklin Industries Inc., Project)/
                (Nationsbank of Virginia, N.A. LOC)
                -------------------------------------------------------              ------------

                TOTAL INVESTMENTS (AT AMORTIZED COST)(A)                             $119,324,908
                -------------------------------------------------------              ------------



Securities that are subject to alternative minimum tax represent 53.9% of the portfolio as calculated based upon total portfolio market value.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($111,277,623) at October 31, 1995.


GEORGIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

AMBAC   --American Municipal Bond Assurance Corporation
CP      --Commercial Paper
EDA     --Economic Development Authority
GTD     --Guaranty
IDA     --Industrial Development Authority
IDRB    --Industrial Development Revenue Bonds
INS     --Insured
LIQ     --Liquidity Agreement
LOC     --Letter of Credit
TANs    --Tax Anticipation Notes
TOBs    --Tender Option Bonds
VRDNs   --Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)


GEORGIA MUNICIPAL CASH TRUST

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                        $119,324,908
--------------------------------------------------------------------------------
Cash                                                                                     236,785
--------------------------------------------------------------------------------
Income receivable                                                                        549,984
--------------------------------------------------------------------------------
Receivable for shares sold                                                                 4,645
--------------------------------------------------------------------------------
Deferred expenses                                                                         29,967
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    120,146,289
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                     $8,680,000
-------------------------------------------------------------------
Income distribution payable                                              122,375
-------------------------------------------------------------------
Accrued expenses                                                          66,291
-------------------------------------------------------------------   ----------
     Total liabilities                                                                 8,868,666
--------------------------------------------------------------------------------    ------------
NET ASSETS for 111,277,623 shares outstanding                                       $111,277,623
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------------------------------------
$111,277,623 / 111,277,623 shares outstanding                                              $1.00
--------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)



GEORGIA MUNICIPAL CASH TRUST

STATEMENT OF OPERATIONS
PERIOD ENDED OCTOBER 31, 1995(A)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------------------------------
Interest                                                                                 $707,458
-------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------
Investment advisory fee                                                     $  87,222
------------------------------------------------------------------------
Administrative personnel and services fee                                      23,973
------------------------------------------------------------------------
Custodian fees                                                                  4,360
------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                          487
------------------------------------------------------------------------
Portfolio accounting fees                                                      10,372
------------------------------------------------------------------------
Shareholder services fee                                                       43,611
------------------------------------------------------------------------
Share registration costs                                                        1,033
------------------------------------------------------------------------
Printing and postage                                                            2,500
------------------------------------------------------------------------
Miscellaneous                                                                     105
------------------------------------------------------------------------    ---------
     Total expenses                                                           173,663
------------------------------------------------------------------------
Waivers and reimbursements--
------------------------------------------------------------------------
  Waiver of investment advisory fee                             $(87,222)
-------------------------------------------------------------
  Reimbursement of other operating expenses                      (42,829)
-------------------------------------------------------------   --------
     Total waivers and reimbursements                                        (130,051)
------------------------------------------------------------------------    ---------
          Net expenses                                                                     43,612
-------------------------------------------------------------------------------------    --------
               Net investment income                                                     $663,846
-------------------------------------------------------------------------------------    --------


(a) For the period from August 22, 1995 (date of initial public investment) to October 31, 1995.

(See Notes which are an integral part of the Financial Statements)



GEORGIA MUNICIPAL CASH TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             PERIOD ENDED
                                                                         OCTOBER 31, 1995(A)
                                                                         --------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------
Net investment income                                                       $      663,846
-----------------------------------------------------------------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------
Distributions from net investment income                                          (663,846)
-----------------------------------------------------------------------  ------------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------
Proceeds from sale of shares                                                   276,631,071
-----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                             363,049
-----------------------------------------------------------------------
Cost of shares redeemed                                                       (165,716,497)
-----------------------------------------------------------------------  ------------------
     Change in net assets resulting from share transactions                    111,277,623
-----------------------------------------------------------------------  ------------------
          Change in net assets                                                 111,277,623
-----------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------
Beginning of period                                                             --
-----------------------------------------------------------------------  ------------------
End of period                                                               $  111,277,623
-----------------------------------------------------------------------  ------------------


(a) For the period from August 22, 1995 (date of initial public investment) to October 31, 1995.

(See Notes which are an integral part of the Financial Statements)


GEORGIA MUNICIPAL CASH TRUST

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------
(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of fifteen non-diversified portfolios. The financial statements included herein are only those of Georgia Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS --Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS --The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     CONCENTRATION OF CREDIT RISK --Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers in that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1995, 84.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit for any one institution or agency do not exceed 10.0% of total investments.



GEORGIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1995, capital paid-in aggregated $ 111,277,623. Transactions in shares were as follows:

                                                                             PERIOD ENDED
                                                                          OCTOBER 31, 1995(A)
-----------------------------------------------------------------------   -------------------
Shares sold                                                                    276,631,071
-----------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                 363,049
-----------------------------------------------------------------------
Shares redeemed                                                               (165,716,497)
-----------------------------------------------------------------------   ----------------
  Net change resulting from share transactions                                 111,277,623
-----------------------------------------------------------------------   ----------------


(a) Reflects operations for the period from August 22, 1995 (date of initial public investment) to October 31, 1995.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the


GEORGIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts.

TRANSFER AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $13,648 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following effective date. For the period ended October 31, 1995, the Fund paid $152 pursuant to this agreement.

INTERFUND TRANSACTIONS--During the period ended October 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/ Trustees, and/ or common Officers. These transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $140,235,000 and $86,670,000, respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.



REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(Georgia Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of Georgia Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1995, the related statement of operations and changes in net assets, and the financial highlights (see page 2 of the prospectus) for the period from August 22, 1995 (date of initial public investment) to October 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Georgia Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the period from August 22, 1995 (date of initial public investment) to October 31, 1995, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 15, 1995


ADDRESSES
--------------------------------------------------------------------------------

Georgia Municipal Cash Trust
                                                            Federated Investors Tower
                                                            Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                  Federated Investors Tower
                                                            Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                        Federated Investors Tower
                                                            Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                       P.O. Box 8600
                Trust Company                               Boston, MA 02266-8600
-----------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Services Company                  P.O. Box 8600
                                                            Boston, MA 02266-8600
-----------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                         2100 One PPG Place
                                                            Pittsburgh, PA 15222
-----------------------------------------------------------------------------------------------


                                       28

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      GEORGIA MUNICIPAL
                                      CASH TRUST
                                      PROSPECTUS

                                      A Non-Diversified Portfolio of Federated
                                      Municipal Trust, an Open-End Management
                                      Investment Company

                                      Prospectus dated December 31, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779

      CUSIP 314229691
      G01204-01 (12/95)
(LOGO)



                        GEORGIA MUNICIPAL CASH TRUST
                 (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)

                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of Georgia Municipal Cash Trust (the "Fund"), a portfolio of Federated Municipal Trust (the "Trust") dated December 31, 1995. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-235-4669.


   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779

                       Statement dated December 31, 1995
Federated Securities Corp.
Distributor
A subsidiary of Federated Investors



INVESTMENT POLICIES              3

 Acceptable Investments          3
 Participation Interests         3
 Municipal Leases                3
 Ratings                         4
 When-Issued and Delayed Delivery
  Transactions                   5
 Repurchase Agreements           5
 Credit Enhancement              6
GEORGIA INVESTMENT RISKS         6

INVESTMENT LIMITATIONS           3

 Regulatory Compliance          11
FEDERATED MUNICIPAL TRUST MANAGEMENT
                                 5

 Share Ownership                10
 Trustees Compensation          11
 Trustee Liability              23
INVESTMENT ADVISORY SERVICES    23

 Investment Adviser             23
 Advisory Fees                  24
BROKERAGE TRANSACTIONS          25

OTHER SERVICES                  26

 Fund Administration            26



 Custodian and Portfolio
  Recordkeeper.                 27
 Transfer Agent                 13
 Independent Public Accountants 13

SHAREHOLDER SERVICES AGREEMENT  27

DETERMINING NET ASSET VALUE     28

REDEMPTION IN KIND              29

MASSACHUSETTS PARTNERSHIP LAW   29

THE FUND'S TAX STATUS           30

PERFORMANCE INFORMATION         30

 Yield                          15
 Effective Yield                31
 Tax-Equivalent Yield           31
 Tax-Equivalency Table          16
 Total Return                   17
 Performance Comparisons        34
ABOUT FEDERATED INVESTORS       35

 Mutual Fund Market             36
 Institutional Clients          36
 Trust Organizations            36
 Broker/Dealers and Bank
  Broker/Dealer Subsidiaries    36
APPENDIX                        19




INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security, the issuer of any demand feature applicable to the security, or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or FIN-1+, FIN-1, or FIN-2 by Fitch Investors Service, Inc. ("Fitch") are all



considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.
GEORGIA INVESTMENT RISKS

Georgia's AAA rating by Fitch, Aaa rating by Moody's, and AA+ rating by S&P reflect the state's positive economic trends, conservative financial management, improved financial position, and low debt burden. The state's recovery from the recent recession has been steady, with a rate surpassing regional trends. However, the rate of recovery is still at half the rate of earlier recoveries.



Georgia ranks among the top five states in the nation in employment and total population growth. Job growth has been mainly centered in business and health services. Manufacturing employment grew slightly. Total non-farm employment grew 5.0% in 1994, well above the U.S. rate of 2.6%. As of April 1995, the state's unemployment rate was 4.4% while the national rate stood at 5.5%.
The state's economy is receiving a boost from the economic activity associated with the 1996 Olympic Games. The economic benefit of the games has spawned considerable construction activity as well as additional revenue to come at the time of the events.
The state closed fiscal 1995 with positive financial results, and the revenue shortfall reserve fully funded at $267 million (3.0% of revenues) for the third consecutive year. The state's adopted budget for fiscal 1996 calls for state spending of $10.7 billion--a $915.6 million increase over the fiscal 1995 budget. The funds will come from three sources. $10.1 billion will come from the state's revenue estimate of taxes and fees, an increase of $642 million. Lottery proceeds will contribute $435 million, an increase of $70 million. Indigent Care Trust Fund receipts will add $146 million for fiscal 1996.
 The fund's concentration in securities issued by Georgia and its political subdivisions provide a greater level of risk than a fund whose assets are diversified across numerous states and municipal issuers. The ability of Georgia or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within Georgia; and the underlying fiscal condition of the state, its counties, and its municipalities.





INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.
The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests value of its total assets are outstanding.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings.
LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may purchase or hold portfolio securities permitted by its investment objective, policies, and limitations, or the Trust's Declaration of Trust.
INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.



INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
The Fund will not invest 25% or more of the value of its total assets in any one industry, or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects, except that the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities.
The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under federal securities law, except for restricted securities determined to be liquid under criteria established by the Trustees.



INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING IN NEW ISSUERS
The Fund will not invest more than 5% of the value of its total assets in securities of issuers (including companies responsible for paying principal and interest on industrial development bonds) which have records of less than three years of continuous operations, including the operation of any predecessor.
INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES
The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Fund will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.



For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund does not intend to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in its prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


FEDERATED MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.




John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.




John T. Conroy, Jr.
Wood/IPC Commercial Department



John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.





 James E. Dowd
571 Hayward Mill Road
Concord, MA



Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.




Glen R. Johnson *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.





Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674



Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National



Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.





Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
 Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Company.




Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.



David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Vice President, Federated Administrative Services; Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.



     @ Member of the Executive Committee. The Executive Committee of the
       Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds;



RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.


SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.
As of December 4, 1995, the following shareholder(s) of record owned 5% or more of the outstanding shares of the Georgia Municipal Cash Trust: COBATCO, Columbus, GA, 26.91%; Scientific Games Inc., Alpharetta, GA, 6.25%; Valujet Airlines, Atlanta, GA, 13.94%; COMP DENT, Atlanta, GA, 16.24%; and American Megatrends Inc., Norcross, GA, 5.49%.


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*#          FROM FUND COMPLEX +


John F. Donahue     $0             $0 for the Trust  and



Chairman and Trustee                    68 other investment companies in the
Fund Complex
Thomas G. Bigley    $2,458         $20,688 for the Trust  and
Trustee                            49 other investment companies in the Fund
Complex
John T. Conroy, Jr. $3,520         $117,202 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex
William J. Copeland $3,520         $117,202 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex
Glen R. Johnson     $0             $0 for the Trust  and
President and Trustee                   14 other investment companies in the
Fund Complex
James E. Dowd       $3,520         $117,202 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex
Lawrence D. Ellis, M.D.            $3,166    $106,460 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex
Edward L. Flaherty, Jr.            $3,520    $117,202 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex
Peter E. Madden     $2,757         $90,563 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex
Gregor F. Meyer     $3,166         $106,460 for the Trust  and



Trustee                            64 other investment companies in the Fund
Complex
John E. Murray, Jr.,               $1,762    $0 for the Trust  and
Trustee                            64  other investment companies in the Fund
Complex
Wesley W. Posvar    $3,166         $106,460 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex
Marjorie P. Smuts   $3,166         $106,460 for the Trust  and
Trustee                            64 other investment companies in the Fund
Complex


*Information is furnished for the fiscal year ended October 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of fifteen portfolios.
+The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the period from August 22, 1995 (date of initial public investment) to October 31, 1995, the adviser earned $87,222, all of which was waived.
  STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the period from August 22, 1995 (date of initial public investment) to October 31, 1995, the Fund paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the period from August 22, 1995 (date of initial public investment) to October 31, 1995, Federated Administrative Services earned $23,973. Dr. Henry J. Gailliot, an officer of Federated Management, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.



CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. TRANSFER AGENT
As transfer agent, Federated Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
INDEPENDENT PUBLIC ACCOUNTANTS
 The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the period from August 22, 1995 (date of initial public investment) to October 31, 1995,the Fund paid shareholder services fees in the amount of $43,611, none of which was waived.
DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.


The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value. REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.





YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
The Fund's yield for the seven-day period ended October 31, 1995, was 3.82%. EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
The Fund's effective yield for the seven-day period ended October 31, 1995, was 3.89%.
TAX-EQUIVALENT YIELD
The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% tax rate (the maximum effective federal rate for individuals) and assuming that income is 100% exempt.
The Fund's tax-equivalent yield for the seven-day period ended October 31, 1995, was 7.15%.





TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.



                        TAXABLE YIELD EQUIVALENT FOR 1995
                                State of Georgia

                                  TAX BRACKET:
    Federal:  15.00%   28.00%    31.00%     36.00%      39.60%

    Combined
    Federal
    and State:21.00%   34.00%    37.00%     42.00%      45.60%

    Joint Return$1-39,000$39,001-94,250 $94,251-143,600$143,601-$256,500
           OVER $256,500
    Single Return$1-23,350   $23,351-56,550$56,551-117,950$117,951-256,500
           OVER $256,500

Tax-Exempt



      Yield
          Taxable Yield Equivalent
---
     1.50%     1.90%    2.27%     2.38%      2.59%       2.76%
     2.00      2.53     3.03      3.17       3.45        3.68
     2.50      3.16     3.79      3.97       4.31        4.60
     3.00      3.80     4.55      4.76       5.17        5.51
     3.50      4.43     5.30      5.56       6.03        6.43
     4.00      5.06     6.06      6.35       6.90        7.35
     4.50      5.70     6.82      7.14       7.76        8.27
     5.00      6.33     7.58      7.94       8.62        9.19
     5.50      6.96     8.33      8.73       9.48       10.11
     6.00      7.59     9.09      9.52      10.34       11.03
     6.50      8.23     9.85     10.32      11.21       11.95
     7.00      8.86    10.61     11.11      12.07       12.87

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
    *Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.


TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
Cumulative total return reflects the Fund's total performance over a specific period of time. For the period from August 22, 1995 (date of initial public investment) through October 31, 1995, the cumulative total return for the Fund was 0.73%. This total return is representative of only 2 months of activity since the date of initial public investment.
PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   O LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.



   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1994, Federated Investors managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.





MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.



*Source:  Investment Company Institute


APPENDIX


STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group ("S&P") note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1      Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2      Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.) COMMERCIAL PAPER (CP) RATINGS



An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1       This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2  Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA  Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay
interest and repay principal is    extremely strong.
AA   Debt rate "AA" has a very strong capacity to pay interest and repay principal and differs from the highest  rated issues only in small degree.
A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODY'S INVESTORS SERVICE, INC.
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investors Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below)).
The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG1      This designation denotes best quality. There is present strong
protection by established cash flows, superior         liquidity support or
demonstrated broad based access to the market for refinancing.



MIG2      This designation denotes high quality. Margins of protection are
ample although not so large as in the             preceding group.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity.
In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
COMMERCIAL PAPER (CP) RATINGS
P-1            Issuers rated PRIME-1 (or related supporting institutions)
  have a superior capacity for repayment of short-          term promissory
  obligations. PRIME-1 repayment capacity will normally be evidenced by the
  following              characteristics: leading market positions in well
  established industries, high rates of return on funds
   employed, conservative capitalization structure with moderate reliance on
  debt and ample asset             protection, broad margins in earning
  coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity
P-2            Issuers rated PRIME-2 (or related supporting institutions)
  have a strong capacity for repayment of short-            term promissory
  obligations. This will normally be evidenced by many of the characteristics
  cited             above, but to a lesser degree. Earnings trends and



  coverage ratios, while sound, will be more subject             to
  variation. Capitalization characteristics, while still appropriate, may be
  more affected by external        conditions. Ample alternate liquidity is
  maintained.
LONG-TERM DEBT RATINGS
AAA       Bonds which are rated AAA are judged to be of the best quality.
They carry the smallest degree of investment      risk and are generally
referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes is can be visualized
are most unlikely to impair the fundamentally strong position of      such
issues.
AA Bonds which are rated AA are judged to be of high quality by all
standards. Together with the AAA group,      they comprise what are generally
known as high grade bonds. They are rated lower than the best bonds   because
margins of protection may not be as large as in AAA securities or fluctuation
of protective elements   may be of greater amplitude or there may be other
elements present which make the long-term risks appear      somewhat larger
than in AAA securities.
A  Bonds which are rated A possess many favorable investment attributes and
are to be considered as upper      medium grade obligations. Factors giving
security to principal and interest are considered adequate but   elements may
be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.



NR(1)     The underlying issuer/obligor/guarantor has other outstanding debt
rated "AAA" by S&P or "Aaa" by               Moody's.
NR(2)     The underlying issuer/obligor/guarantor has other outstanding debt
rated "AA" by S&P or "Aa" by            Moody's.
NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.




    Cussip 314229691





PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:

          (a)  Financial Statements: (1-15) Filed in Part A;
          (b)  Exhibits:
                (1) Copy of Declaration of Trust of the Registrant (1);
                      (i)Conformed copy of Amendment No. 4, dated
                         September 1, 1989, to the Declaration of Trust
                         (7);
                     (ii)  Copy of Amendment No. 10, dated November 18,
                         1992, to the Declaration of Trust (12);
                    (iii)Conformed copy of Amendment No. 12, dated Nov.
                         22, 1993, to the Declaration of Trust (17);
                     (iv)Conformed copy of Amendment No. 13, dated
                         February 24, 1994, to the Declaration of Trust
                         (17);
                      (v)Conformed copy of Amendment No. 14, dated August
                         25, 1994 (20);
                     (vi)Conformed copy of Amendment No. 17 dated
                         September 1, 1989 +
                (2) Copy of By-Laws of the Registrant (7);
                (3) Not applicable;


1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed on September 29, 1989 (File Nos. 33-31259 and 811-5911).
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).
12.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 14 on Form N-1A filed on December 23, 1992 (File Nos. 33-31251 and 811-5911).
17.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 22 on Form N-1A filed on March 2, 1994 (File Nos. 33-31251 and 811-5911).
20.Response is incorporated by reference to Registrant's
   PostEffective Amendment No. 30 on Form N-1A filed on
   September 19, 1994 (File Nos. 33-31251 and 811-5911)


               (4) (i) Copy of Specimen Certificates for Shares of Beneficial Interest of Alabama Municipal Cash Trust, Minnesota Municipal Cash Trust (Cash Series Shares and Institutional Shares), Pennsylvania Municipal Cash Trust (Cash Series Shares and Institutional Service Shares), Virginia Municipal Cash Trust (Institutional Service Shares and Institutional Shares), North Carolina Municipal Cash Trust, Ohio Municipal Cash Trust (Cash II Shares and Institutional Shares), Massachusetts Municipal Cash Trust (Institutional Service Shares and BayFunds Shares), and New Jersey Municipal Cash Trust (Institutional Shares and Institutional Service Shares) (16);
                    (ii) Copy of Specimen Certificate for Maryland
                         Municipal Cash Trust (17);
                    (iii)Copy of Specimen Certificate for Florida
                         Municipal Cash Trust (20)
                    (iv) Copy of Specimen Certificate for Michigan
                         Municipal Cash Trust (24);
                    (v) Copy of Specimen Certificate for Pennsylvania Municipal Cash Trust- Institutional Shares (25);
                    (vi) Copy of Speciment Certificate for Georgia
                         Municipal Cash Trust (26);
                (5) Copy of Investment Advisory Contract of the
                    Registrant (7);

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).
16.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 21 on Form N-1A filed on December 29, 1993 (File Nos. 33-31251 and 811-5911).
17.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 22 on Form N-1A filed on March 2, 1994 (File Nos. 33-31251 and 811-5911).
20.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 30 on Form N-1A filed on September 19, 1994 (File Nos. 33-31251 and 811-5911).
24.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 34 on Form N-1A filed on April 13, 1995 (File Nos. 33-31251 and 811-5911).
25.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 35 on Form N-1A filed on May 19, 1995 (File Nos. 33-31251 and 811-5911)
26.Response is incorporated by reference to Registrant's Post
   -Effective Amendment No. 36 on Form N-1A filed on May 31, 1995
   (File Nos. 33-31251 and 811-5911).


                      (I)  Conformed copy of Exhibit G to Investment
                          Advisory Contract for Virginia Municipal Cash Trust (18);
                     (ii)Conformed copy of Exhibit H to Investment
                         Advisory Contract for Alabama Municipal Cash
                         Trust (19);
                     (iii)..........Conformed copy of Exhibit I to
                         Investment Advisory Contract for North Carolina Municipal Cash Trust (19);
                     (iv)Conformed copy of Exhibit J to Investment
                         Advisory Contract for Maryland Municipal Cash
                         Trust (19);
                      (v)Conformed copy of Exhibit K to Investment
                         Advisory Contract for New York Municipal Cash
                         Trust; (22)
                     (vi)Conformed copy of Exhibit L to Investment
                         Advisory Contract for California Municipal Cash Trust; (22)
                    (vii)Conformed copy of Exhibit M to the Investment
                         Advisory Contract for Florida Municipal Cash
                         Trust; (22)
                   (viii)Conformed copy of Exhibit O to the Investment
                         Advisory Contract for Michigan Municipal Cash
                         Trust (27);
                    (ix) Conformed copy of Exhibit N to the Investment
                         Advisory Contract for Georgia Municipal Cash
                         Trust (27);
               (6)  Copy of Distributor's Contract of the
                    Registrant(7);
                      (i)Conformed copy of Exhibit M to Distributor's
                         Contract; (22)
                     (ii)Conformed copy of Exhibit N to the Distributor's
                         Contract for Virginia Municipal Cash Trust (19);
                    (iii)Conformed copy of Exhibit O to the Distributor's
                         Contract for Alabama Municipal Cash Trust (19);
                     (iv)Conformed copy of Exhibit P to the Distributor's
                         Contract for North Carolina Municipal Cash Trust
                         (19);


+ All exhibits have been filed electronically.
 7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on June 1, 1994 (File Nos. 33-31259 and 811-5911).
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on June 28, 1994 (File Nos. 33-31259 and 811-5911).
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on July 18, 1995 (File Nos. 33-31259 and 811-5911).
                      (v)Conformed copy of Exhibit Q to the Distributor's
                         Contract for Maryland Municipal Cash Trust (19);
                     (vi)Conformed copy of Exhibit R to the Distributor's
                         Contract for New York Municipal Cash Trust, Cash II Shares (21);
                    (vii)Conformed copy of Exhibit S to the Distributor's
                         Contract for New York Municipal Cash Trust,
                         Institutional Service Shares (21);
                   (viii)Conformed copy of Exhibit T to the Distributor's
                         Contract for California Municipal Cash Trust
                         (21);
                     (ix)Conformed copy of Exhibit U to the Distributor's
                         Contract for Florida Municipal Cash Trust; (22)
                      (x)Conformed copy of Exhibit W to the Distributor's
                         Contract for Michigan Municipal Cash Trust (27);
                     (xi)Conformed copy of Exhibit X to the Distributor's
                         Contract for Pennsylvania Municipal Cash Trust-Institutional Shares (27);
                    (xii)Conformed copy of Exhibit V to the Distributor's
                         Contract for Georgia Municipal Cash Trust (27);
                    (xiii) Conformed copy of specimen Mutual Funds Sales
                          and Service Agreeement (27);
                    (xiv)Conformed copy of specimen Mutual Funds Service
                         Agreement (27);
                    (xv) Conformed copy of specimen Plan Trustee/Mutual
                         Funds Service Agreement (27);
                (7) Not applicable;
                (8)   (i)  Conformed copy of Custodian Agreement       of
                    the Registrant (22);
                      (ii) Copy of Exhibit 1 to the Custodian
                          Agreement (27);


+ All exhibits have been filed electronically.
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on June 28, 1994 (File Nos. 33-31259 and 811-5911).
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 24, 1994 (File Nos. 33-31259 and 811-5911).
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on July 18, 1995 (File Nos. 33-31259 and 811-5911).


                (9)   (i)  Conformed copy of Agreement for Fund
                    Accounting, Shareholder Recordkeeeping,            and
                    Custody Services Procurement (27);
                      (ii) Conformed copy of Sub-Transfer Agency Agreement
                         of the Registrant (Massachusetts Municipal Cash Trust--BayFunds Shares only)(15);
                     (iii) Conformed copy of Shareholder Services Agreement
                         of the Registrant (Massachusetts Municipal Cash Trust--BayFunds Shares only) (15);
                     (iv)Conformed copy of Shareholder Services Agreement
                         of the Registrant; (22)
                     (v) The response and exhibits described in Item
                         24(b)(6) are hereby incorporated by reference;
                    (vi) Conformed copy of Administrative Services
                         Agreement of the Registrant; (22)
               (10) (i) Copy of Opinion and Consent of Counsel as to the legality of shares for Minnesota Municipal Cash Trust (5);
                    (ii) Copy of Opinion and Consent of Counsel as to the
                         legality of shares for New Jersey Municipal Cash Trust (7);
               (11) Conformed copy of Consent of Independent Public
                         Accountants;+
               (12) Not applicable;
               (13) Copy of Initial Capital Understanding (2);
               (14) Not applicable.
+ All exhibits have been filed electronically.
 2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on October 31, 1989 (File Nos. 33-31259 and 811-5911).
 5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed August 3, 1990 (File Nos. 33-31259 and 811-5911).
 7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on October 1, 1993 (File Nos. 33-31259 and 811-5911).
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on July 18, 1995 (File Nos. 33-31259 and 811-5911).


               (15)   (i)Copy of Rule 12b-1 Plan of the Registrant (7);
                         Additional Exhibits to the Rule 12b-1 Plan have been executed to reflect the coverage of subsequently created portfolios and/or classes under these documents. Because these exhibits are substantially identical but differ only as to the Fund name, dates, and any other Fund - specific information, pursuant to Rule 8b-31 of the Investment Company Act they need not be filed.
                      (ii) Conformed copy of Exhibit H to 12b-1 Plan for
                         New York Municipal Cash Trust, Cash II Shares
                         (21);
                     (iii) Conformed copy of Exhibit I to 12b-1 Plan for
                         New York Municipal Cash Trust, Institutional
                         Service Shares (21);
                      (iv) Conformed copy of Exhibit J to 12b-1 Plan for
                         Florida Municipal Cash Trust; (22)
                      (v)  The response and exhibits described in Item 24
                         (b) (6) are hereby incorporated by reference;

+ All exhibits have been filed electronically.
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 24, 1994 (File Nos. 33-31259 and 811-5911).
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).


               (16) Schedules for Computation of Performance Data;
                      (i)New Jersey Municipal Cash Trust (Institutional
                         Shares and Institutional Service Shares) (23);
                     (ii)Ohio Municipal Cash Trust (23);
                    (iii)Virginia Municipal Cash Trust (Institutional
                         Share and Institutional Service Shares) (16);
                     (iv)Alabama Municipal Cash Trust (18);
                      (v)North Carolina Municipal Cash Trust (18);
                     (vi)Maryland Municipal Cash Trust (21);
                    (vii)Florida Municipal Cash Trust (23);
               (17) Copy of Financial Data Schedules; +
               (18) Not Applicable;
               (19) Conformed copy of Power of Attorney (27).

+ All exhibits have been filed electronically.
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993 (File Nos. 33-31259 and 811-5911).
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on June 1, 1994 (File Nos. 33-31259 and 811-5911).
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 24, 1994 (File Nos. 33-31259 and 811-5911).
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on February 13, 1995 (File Nos. 33-31259 and 811-5911).
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on July 18, 1995 (File Nos. 33-31259 and 811-5911).


Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None

Item 26.  Number of Holders of Securities:

                                        Number of Record    Holders as of
          Title of Class                December 4, 1995
          Shares of beneficial
          interest (no par value)

          Connecticut Municipal Cash Trust    1,523
               Institutional Service Shares
          Pennsylvania Municipal Cash Trust
               Cash Series Shares               829
               Institutional Service Shares     453
               Institutional Shares              15
          Minnesota Municipal Cash Trust
               Cash Series Shares             4,204
               Institutional Shares              57
          New Jersey Municipal Cash Trust
               Institutional Service Shares            204
               Institutional Shares               47
          Ohio Municipal Cash Trust
               Institutional Shares               71
               Cash II Shares                     192
          Virginia Municipal Cash Trust
               Institutional Service Shares            846
               Institutional Shares               25
          Alabama Municipal Cash Trust            589
          North Carolina Municipal Cash Trust          528
          Maryland Municipal Cash Trust           321
          California Municipal Cash Trust              776
          New York Municipal Cash Trust
               Cash II Shares                     148
               Institutional Service Shares            611
          Florida Municipal Cash Trust
               Institutional Shares               248
          Massachusetts Municipal Cash Trust
               Institutional Service Shares            415
               BayFunds Shares                    5
          Michigan Municipal Cash Trust           40
          Georgia Municipal Cash Trust            74


Item 27.  Indemnification: (3.)

Item 28.  Business and Other Connections of Investment Adviser:

          For a description of the other business of the investment adviser, see the section entitled "Fund Information - Management of the Fund" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included
in        Part B of this Registration Statement under "Federated
          Municipal Trust Management - Officers and Trustees."  The
          remaining Trustee of the investment adviser, his position   with
the investment adviser, and, in parentheses, his principal occupation is:
Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street,
Georgetown,    Delaware 19947.

          The remaining Officers of the investment adviser are: William D. Dawson, III, J. Thomas Madden, and Mark L. Mallon, Executive Vice Presidents; Henry J. Gailliot, Senior Vice President-Economist; Peter R. Anderson, Drew J. Collins, Jonathan C. Conley, and
          J. Alan Minteer, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall A. Bauer, David A. Briggs, Kenneth
          J. Cody, Deborah A. Cunningham, Michael P. Donnelly, Linda A. Duessel, Mark E. Durbiano, Kathleen M. Foody-Malus, Thomas M. Franks, Edward C. Gonzales, Timothy E. Keefe, Stephen A. Keen, Mark S. Kopinski, Jeff A. Kozemchak, Marian R. Marinack, Susan M. Nason, Mary Jo Ochson, Robert J. Ostrowski, Frederick L. Plautz, Jr., Charles A. Ritter, James D. Roberge, Frank Semack, William
          F. Stotz, Sandra L. Weber, and Christopher H. Wiles, Vice Presidents; Thomas R. Donahue, Treasurer; Stephen A. Keen, Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds. listed in Part B of this Registration Statement.
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed on March 22, 1990 (File Nos. 33-31259 and 811-5911).



Item 29.  Principal Underwriters:

          (a)Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; The Biltmore Funds; The Biltmore Municipal Funds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series, Inc.; Cash Trust Series II; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated
             U.S. Government Securities Fund: 3-5 Years; Federated
             U.S. Government Securities Fund: 5-10 Years;First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Insurance Management Series; Intermediate Municipal Trust; International Series Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; The Monitor Funds; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; Vision Group of Funds, Inc.; and World Investment Series, Inc.

             Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief    Vice President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,   President
Pittsburgh, PA 15222-3779 Securities Corp.

John W. McGonigle         Director, Federated     Executive Vice
Federated Investors Tower Securities Corp.        President and
Pittsburgh, PA 15222-3779                         Secretary

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzgerald     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Scott A. Hutton           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joeseph Kenedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William E. Kugler         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John C. Shelar, Jr.       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue         Asstistant Secretary,        --
Federated Investors Tower Assistant Treasurer,
Pittsburgh, PA 15222-3779 Federated Securities Corp.

Joseph M. Huber           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor           Assistant Secretary,     Treasurer
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

     (c)  Not applicable.

Item 30.  Location of Accounts and Records:

Registrant                              Federated Investors Tower
                                   Pittsburgh, PA  15222-3779

Federated Services Company              P.O. Box 8600
("Transfer Agent, Dividend              Boston, MA 02266-8600
Disbursing Agent and Portfolio
Recordkeeper")

Federated Administrative Services       Federated Investors Tower
("Administrator")                       Pittsburgh, PA  15222-3779

Federated Management                    Federated Investors Tower
("Adviser")                             Pittsburgh, PA  15222-3779

State Street Bank and Trust Company     P.O. Box 8600
("Custodian")                      Boston, MA 02266-8600


Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:
          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.



SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED MUNICIPAL TRUST certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 22th day of December, 1995.


                         FEDERATED MUNICIPAL TRUST

               BY: /s/ Charles H. Field
               Charles H. Field, Assistant Secretary
               Attorney in Fact for John F. Donahue
               December 22, 1995

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                  TITLE                    DATE

By:/s/ Charles H. Field
   Charles H. Field      Attorney In Fact         December 22, 1995
   ASSISTANT SECRETARY   For the Persons
                         Listed Below

   NAME                  TITLE

John F. Donahue*         Chairman and Trustee
                         (Chief Executive Officer)

Glen R. Johnson*         President and Trustee

Thomas G. Bigley*        Trustee

John T. Conroy, Jr.*     Trustee

David M. Taylor*         Treasurer (Principal
                         Financial and Accounting
                         Officer)

William J. Copeland*     Trustee

James E. Dowd*           Trustee

Lawrence D. Ellis, M.D.* Trustee

Edward L. Flaherty, Jr.* Trustee

Peter E. Madden*         Trustee
Gregor F. Meyer*         Trustee

John E. Murray, Jr.*     Trustee

Wesley W. Posvar*        Trustee

Marjorie P. Smuts*       Trustee